Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
( 44.7% ) Value
Unaffiliated  (1.3%)
11,568 Consumer Discretionary Select
Sector SPDR Fund $ 1,449,702
17,937 Health Care Select Sector SPDR
Fund 1,778,274
7,122 iShares Russell 2000 Index Fund
a
1,143,295
13,815 iShares Russell 2000 Value Index
Fund 1,683,219
20,927 Materials Select Sector SPDR Fund
a
1,206,023
2,021 ProShares Ultra S&P 500
a
303,514
27,640 SPDR S&P 500 ETF Trust 8,892,617
16,506 SPDR S&P Biotech ETF
a
1,471,015
53,234 SPDR S&P Metals & Mining ETF 1,324,994
33,039 VanEck Vectors Oil Services ETF 360,125
Total 19,612,778
Affiliated  (43.4%)
6,031,233 Thrivent Core International Equity
Fund 57,537,967
7,476,236 Thrivent Core Low Volatility Equity
Fund 91,060,554
1,627,130 Thrivent Global Stock Fund, Class S 39,767,059
1,430,053 Thrivent High Yield Fund, Class S 6,821,355
482,051 Thrivent Income Fund, Class S 4,675,895
12,775,335 Thrivent International Allocation
Fund, Class S 130,052,907
8,260,339 Thrivent Large Cap Growth Fund,
Class S 112,010,194
3,208,458 Thrivent Large Cap Value Fund,
Class S 73,217,020
577,920 Thrivent Limited Maturity Bond Fund,
Class S 7,264,456
2,969,214 Thrivent Mid Cap Stock Fund, Class S 81,118,921
1,493,352 Thrivent Small Cap Stock Fund,
Class S 34,466,558
Total 637,992,886
Total Registered Investment
Companies (cost $520,415,446) 657,605,664
Shares Common Stock ( 40.6% ) Value
Communications Services (1.2%)
1,757 Activision Blizzard, Inc. 102,749
1,315 Alphabet, Inc., Class A
b
1,884,106
1,670 Alphabet, Inc., Class C
b
2,395,164
14,052 Auto Trader Group plc
c
103,687
653 Carsales.com, Ltd. 7,433
57,086 Comcast Corporation 2,465,544
20,117 DISH Network Corporation
b
739,501
3,696 Facebook, Inc.
b
746,259
701 Hemisphere Media Group, Inc.
b
9,422
7,000 HKT Trust and HKT, Ltd. 10,449
5,455 Interpublic Group of Companies, Inc. 123,829
253 Ipsos SA 8,197
15,641 Live Nation Entertainment, Inc.
b
1,066,091
6,643 Mediaset Espana Comunicacion SA 36,371
991 News Corporation 13,844
300 Nippon Telegraph & Telephone
Corporation 7,649
57,933 ORBCOMM, Inc.
b
207,980
54,865 QuinStreet , Inc.
b
710,776
612 Rightmove plc 5,304
1,232 Scholastic Corporation 40,594
3,229 Seven West Media, Ltd.
b
532
15,674 Take-Two Interactive Software, Inc.
b
1,953,607
2,500 TV Asahi Holdings Corporation 47,686
Shares Common Stock (40.6%) Value
Communications Services (1.2%) - continued
20,042 Twitter, Inc.
b
$ 650,964
62,105 Verizon Communications, Inc. 3,691,521
11,380 ViacomCBS , Inc. 388,399
300 Walt Disney Company 41,493
568 Wolters Kluwer NV 42,681
15,272 Zillow Group, Inc.
b
705,566
Total 18,207,398
Consumer Discretionary (3.8%)
656 Alibaba Group Holding, Ltd. ADR
b
135,523
1,253 Amazon.com, Inc.
b
2,516,926
665 American Public Education, Inc.
b
15,847
300 AOKI Holdings, Inc. 2,927
500 Aoyama Trading Company, Ltd. 6,410
11,961 Aptiv plc 1,014,173
400 Autobacs Seven Company, Ltd. 5,829
440 AutoZone, Inc.
b
465,502
500 Benesse Holdings, Inc. 13,735
593 Berkeley Group Holdings plc 41,032
381 Booking Holdings, Inc.
b
697,440
20,685 BorgWarner, Inc. 709,289
1,600 Bridgestone Corporation 56,670
16,796 Bright Horizons Family Solutions,
Inc.
b
2,750,009
12,784 Burlington Stores, Inc.
b
2,780,136
16,132 Canada Goose Holdings, Inc.
a,b
483,960
1,823 Century Casinos, Inc.
b
15,186
1,951 Chipotle Mexican Grill, Inc.
b
1,691,049
400 Chiyoda Company, Ltd. 5,375
5,600 Citizen Watch Company, Ltd. 27,073
6,690 Cooper-Standard Holdings, Inc.
b
177,419
40,033 Crocs, Inc.
b
1,517,651
3,842 Culp, Inc. 48,524
12,045 D.R. Horton, Inc. 713,064
16,905 Delphi Technologies plc
b
259,323
2,700 Denso Corporation 110,760
66,143 Designer Brands, Inc. 941,876
4,029 Domino's Pizza, Inc. 1,135,171
36,116 Duluth Holdings, Inc.
a,b
305,180
7,571 Emerald Expositions Events, Inc. 78,966
3,300 Ethan Allen Interiors, Inc. 53,295
29,917 Etsy, Inc.
b
1,460,249
200 Exedy Corporation 4,139
25,861 Five Below, Inc.
b
2,927,982
4,525 Garrett Motion, Inc.
b
38,100
1,044 Genuine Parts Company 97,687
31,334 G-III Apparel Group, Ltd.
b
852,598
1,191 Goodyear Tire & Rubber Company 15,638
16,201 Grand Canyon Education, Inc.
b
1,268,214
13,373 Harley-Davidson, Inc. 446,658
8,112 Home Depot, Inc. 1,850,347
300 Honda Motor Company, Ltd. 7,673
1,418 Hooker Furniture Corporation 34,940
59 Johnson Outdoors, Inc. 4,637
12,807 Knoll, Inc. 317,101
6,155 Lear Corporation 758,173
24,279 Lowe's Companies, Inc. 2,822,191
4,310 Lululemon Athletica, Inc.
b
1,031,771
290 Madison Square Garden Company
b
85,895
3,541 Marcus Corporation 103,220
1,897 McDonald's Corporation 405,901
4,331 Modine Manufacturing Company
b
30,447
3,165 Mohawk Industries, Inc.
b
416,767
5,259 Moneysupermarket.com Group plc 22,574
46,767 Movado Group, Inc. 805,328
1,900 NHK Spring Company, Ltd. 15,298

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Consumer Discretionary (3.8%) - continued
1,331 NIKE, Inc. $ 128,175
21,900 Nissan Motor Company, Ltd. 118,836
28,655 Norwegian Cruise Line Holdings,
Ltd.
b
1,543,072
242 NVR, Inc.
b
923,707
24,642 Ollie's Bargain Outlet Holdings, Inc.
b
1,307,012
300 Onward Holdings Company, Ltd. 1,723
1,688 O'Reilly Automotive, Inc.
b
685,497
14,267 Oxford Industries, Inc. 990,130
600 Park24 Company, Ltd. 15,068
36,976 Planet Fitness, Inc.
b
2,987,291
85,150 Playa Hotels and Resorts NV
b
597,753
200 PLENUS Company, Ltd.
a
3,641
109,534 Red Rock Resorts, Inc. 2,684,678
3,287 Redrow plc 34,507
5,779 RH
b
1,206,366
500 Rinnai Corporation 35,641
1,169 Ruth's Hospitality Group, Inc. 23,964
700 Sangetsu Company, Ltd. 12,354
200 SHIMAMURA Company, Ltd. 15,027
11,240 Sony Corporation ADR 788,823
7,403 Standard Motor Products, Inc. 359,638
969 Starbucks Corporation 82,200
200 Start Today Company, Ltd. 3,331
8,500 Sumitomo Electric Industries, Ltd. 113,319
200 Sumitomo Forestry Company, Ltd. 2,777
6,100 Sumitomo Rubber Industries, Ltd. 67,023
1,246 Super Retail Group, Ltd. 7,758
100 Takara Standard Company, Ltd. 1,716
12,352 Taylor Wimpey plc 35,085
15,848 Texas Roadhouse, Inc. 990,500
9,654 TJX Companies, Inc. 569,972
1,900 Toyoda Gosei Company, Ltd. 43,108
7,169 Tupperware Brands Corporation 44,878
5,327 Ulta Beauty, Inc.
b
1,427,157
100 United Arrows, Ltd. 2,659
4,793 Vail Resorts, Inc. 1,124,006
15,251 Wingstop , Inc. 1,414,835
26,705 Zumiez , Inc.
b
832,395
Total 55,824,470
Consumer Staples (1.6%)
400 Arcs Company, Ltd. 7,038
5,560 Calavo Growers, Inc.
a
425,952
568 Carlsberg AS 82,947
21,442 Casey's General Stores, Inc. 3,449,160
1,886 Central Garden & Pet Company
b
60,748
26,022 Coca-Cola Company 1,519,685
18,657 Colgate-Palmolive Company 1,376,513
1,633 Costco Wholesale Corporation 498,914
142,195 Cott Corporation 2,174,162
605 ForFarmers BV 3,959
142 Glanbia plc 1,658
95,046 Hain Celestial Group, Inc.
b
2,301,064
14,872 John B. Sanfilippo & Son, Inc. 1,253,710
300 Kewpie Corporation 6,257
4,735 Kimberly-Clark Corporation 678,241
2 Lindt & Spruengli AG 16,788
78 L'Oreal SA 21,695
100 Ministop Company, Ltd. 1,411
12,294 Monster Beverage Corporation
b
818,780
1,619 Nestle SA 178,564
14,001 PepsiCo, Inc. 1,988,422
1,134 Philip Morris International, Inc. 93,782
9,093 Procter & Gamble Company 1,133,170
1,094 Seneca Foods Corporation
b
43,268
Shares Common Stock (40.6%) Value
Consumer Staples (1.6%) - continued
400 Seven & I Holdings Company, Ltd. $ 15,337
19,949 Simply Good Foods Company
b
458,229
800 Sugi Holdings Company, Ltd. 40,082
2,600 Sundrug Company, Ltd. 88,109
94,906 SunOpta , Inc.
b
256,246
81,442 Turning Point Brands, Inc. 1,860,135
918 Unilever NV 53,567
508 Unilever plc 30,303
23,505 Wal-Mart Stores, Inc. 2,691,087
Total 23,628,983
Energy (1.3%)
7,298 Abraxas Petroleum Corporation
b
1,671
670 Apache Corporation 18,385
52,211 Archrock , Inc. 435,962
37,474 BP plc ADR 1,353,936
35,081 Callon Petroleum Company
a,b
105,243
9,413 Centennial Resource Development,
Inc.
b
30,686
12,220 Chevron Corporation 1,309,251
8,836 Cimarex Energy Company 387,812
5,217 Concho Resources, Inc. 395,344
10,160 ConocoPhillips 603,809
14,889 Continental Resources, Inc. 405,279
16,335 Core Laboratories NV
a
573,849
5,838 Devon Energy Corporation 126,801
8,591 Diamond Offshore Drilling, Inc.
a,b
39,776
14,698 Diamondback Energy, Inc. 1,093,531
22,330 Enterprise Products Partners, LP 575,444
4,675 EOG Resources, Inc. 340,854
220,174 Euronav NV 2,175,319
628 Evolution Petroleum Corporation 3,165
5,844 Exterran Corporation
b
31,558
8,350 Exxon Mobil Corporation 518,702
8,648 Frank's International NV
b
30,268
66 Gaztransport Et Technigaz SA 6,672
19,832 Gran Tierra Energy, Inc.
a,b
19,761
25,487 Halliburton Company 555,871
5,536 Helmerich & Payne, Inc. 224,485
17,200 JXTG Holdings, Inc. 73,155
7,417 Liberty Oilfield Services, Inc. 62,896
100,481 Marathon Oil Corporation 1,142,469
22,672 Marathon Petroleum Corporation 1,235,624
33,906 Nabors Industries, Ltd. 70,185
93,183 Nine Energy Service, Inc.
b
451,006
285 Oasis Petroleum, Inc.
b
641
18,972 Oceaneering International, Inc.
b
235,442
280 Oil States International, Inc.
b
3,018
365 Parsley Energy, Inc. 6,074
59,760 Patterson-UTI Energy, Inc. 474,494
4,532 PDC Energy, Inc.
b
97,846
1,387 Penn Virginia Corporation
b
29,640
7,136 Pioneer Natural Resources Company 963,360
61,121 QEP Resources, Inc. 193,754
3,378 Royal Dutch Shell plc, Class A 88,707
5,458 Royal Dutch Shell plc, Class B 143,418
9,929 SEACOR Holdings, Inc.
b
373,231
48,620 Southwestern Energy Company
b
76,333
51,864 Talos Energy, Inc.
b
1,137,896
21,801 TechnipFMC plc 359,934
392 Total SA 19,087
3,160 Transocean, Ltd.
b
14,410
492 Whiting Petroleum Corporation
b
2,234
52,362 WPX Energy, Inc.
b
625,726
Total 19,244,014

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Financials (7.2%)
124 1st Source Corporation $ 5,852
3,093 AB Industrivarden 72,907
20,695 Aflac, Inc. 1,067,241
6,008 AG Mortgage Investment Trust, Inc. 95,227
1,104 Alleghany Corporation
b
880,617
801 Allianz SE 191,234
31,469 Ally Financial, Inc. 1,007,952
24,571 American Financial Group, Inc. 2,673,079
12,727 American International Group, Inc. 639,659
3,471 Ameriprise Financial, Inc. 574,138
18,618 Ameris Bancorp 748,257
1,402 Aon plc 308,791
2,699 Argo Group International Holdings,
Ltd. 177,054
11,720 Arthur J. Gallagher & Company 1,202,120
1,189 Artisan Partners Asset Management,
Inc. 39,713
2,801 Associated Banc-Corp 55,824
79,281 Assured Guaranty, Ltd. 3,634,241
759 Baloise Holding AG 137,135
8,069 Bank Leumi Le-Israel BM 58,016
122,927 Bank of America Corporation 4,035,693
1,490 Bank of Marin Bancorp 65,649
1,947 Bank of Montreal
a
148,489
32,893 Bank of N.T. Butterfield & Son, Ltd. 1,092,705
1,944 Bank OZK 52,838
3,585 BankFinancial Corporation 44,705
567 BankUnited , Inc. 18,711
8,404 Banner Corporation 433,226
8,285 Berkshire Hathaway, Inc.
b
1,859,403
1,554 BlackRock, Inc. 819,502
960 BOK Financial Corporation 75,744
24,329 Boston Private Financial Holdings,
Inc. 277,351
55,976 Bridgewater Bancshares, Inc.
b
738,883
57,230 BrightSphere Investment Group 527,088
3,136 Brown & Brown, Inc. 140,806
2,328 Byline Bancorp, Inc. 44,930
17,260 Capital One Financial Corporation 1,722,548
9,712 Cboe Global Markets, Inc. 1,196,713
2,261 Charles Schwab Corporation 102,989
6,175 Chubb, Ltd. 938,538
8,565 CI Financial Corporation 150,085
4,202 Cincinnati Financial Corporation 441,000
8,938 CIT Group, Inc. 408,556
43,580 Citigroup, Inc. 3,242,788
13,458 Citizens Financial Group, Inc. 501,714
362 City Holding Company 27,396
1,596 CNP Assurances 28,729
8,635 Cohen & Steers, Inc. 638,817
31,153 Comerica, Inc. 1,905,317
183 Commonwealth Bank of Australia 10,361
842 Community Bank System, Inc. 55,799
10,114 Community Trust Bancorp, Inc. 442,487
8,858 Cullen/Frost Bankers, Inc. 789,779
4,800 DBS Group Holdings, Ltd. 88,421
235 Deutsche Boerse AG 38,146
2,810 Deutsche Pfandbriefbank AG
c
45,260
281 Diamond Hill Investment Group, Inc. 39,556
7,765 Discover Financial Services 583,384
4,214 DnB ASA 73,672
39,319 E*TRADE Financial Corporation 1,675,776
2,437 East West Bancorp, Inc. 111,712
3,120 Ellington Residential Mortgage REIT 33,571
5,798 Enstar Group, Ltd.
b
1,132,291
Shares Common Stock (40.6%) Value
Financials (7.2%) - continued
1,774 Enterprise Financial Services
Corporation $ 77,187
17,301 Essent Group, Ltd. 858,303
1,238 Euronext NV
c
107,314
101,485 Everi Holdings, Inc.
b
1,268,562
1,477 FBL Financial Group, Inc. 79,433
673 Federal Agricultural Mortgage
Corporation 51,350
63,115 Fifth Third Bancorp 1,795,622
4,578 Financial Institutions, Inc. 141,048
2,510 First American Financial Corporation 155,570
168 First Bancorp 5,961
740 First Bancshares, Inc. 25,471
9,594 First Busey Corporation 244,647
2,718 First Citizens BancShares , Inc. 1,431,897
14,540 First Defiance Financial Corporation 427,331
3,847 First Financial Corporation 160,535
899 First Hawaiian, Inc. 26,125
34,306 First Interstate BancSystem , Inc. 1,320,781
360 First Mid-Illinois Bancshares, Inc. 11,790
4,790 First Midwest Bancorp, Inc. 95,513
445 First of Long Island Corporation 9,817
15,079 First Republic Bank 1,671,960
12,273 FlexiGroup , Ltd. 17,042
2,018 Goldman Sachs Group, Inc. 479,779
9,398 Great Southern Bancorp, Inc. 534,840
4,412 Great Western Bancorp, Inc. 130,375
25,934 Hamilton Lane, Inc. 1,684,413
3,357 Hancock Whitney Corporation 133,407
812 Hanmi Financial Corporation 13,658
3,861 Hanover Insurance Group, Inc. 535,057
27,257 Hartford Financial Services Group,
Inc. 1,615,795
25,050 Heartland Financial USA, Inc. 1,225,196
112,003 Heritage Commerce Corporation 1,299,235
810 Heritage Financial Corporation 20,882
6,484 Hometrust Bancshares, Inc. 171,956
18,210 Horace Mann Educators Corporation 783,212
7,299 Horizon Bancorp, Inc. 123,499
14,196 Houlihan Lokey , Inc. 736,063
22,391 HSBC Holdings plc 162,786
210 IA Financial Corporation, Inc. 11,557
27,101 IBERIABANK Corporation 1,970,514
8,762 Independent Bank Corporation 187,332
17,416 Interactive Brokers Group, Inc. 818,552
16,974 Intercontinental Exchange, Inc. 1,692,987
1,978 International Bancshares
Corporation 77,933
18,880 Israel Discount Bank, Ltd. 85,633
13,426 J.P. Morgan Chase & Company 1,777,065
10,263 Kemper Corporation 763,772
60,056 KeyCorp 1,123,648
154 L E Lundbergforetagen AB 6,685
3,599 Lakeland Bancorp, Inc. 58,448
1,394 Laurentian Bank of Canada
a
45,241
3,960 Loews Corporation 203,742
9,034 M&T Bank Corporation 1,522,410
6,660 Manulife Financial Corporation 129,738
936 Markel Corporation
b
1,097,900
2,099 Mercantile Bank Corporation 68,784
13,124 Meridian Bancorp, Inc. 236,101
18,011 MetLife, Inc. 895,327
10,472 MidWestOne Financial Group, Inc. 338,664
20,119 Morgan Stanley 1,051,419
4,418 MSCI, Inc. 1,262,664

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Financials (7.2%) - continued
89 Muenchener Rueckversicherungs-
Gesellschaft AG $ 26,241
1,594 National Bank of Canada 88,444
91 National Western Life Group, Inc. 24,206
855 NBT Bancorp, Inc. 32,310
9,230 Northern Trust Corporation 902,786
3,593 Northwest Bancshares, Inc. 56,500
1,725 OFG Bancorp 34,000
1,173 Old Republic International
Corporation 26,451
3,442 Old Second Bancorp, Inc. 42,285
208 Onex Corporation 13,344
370 Paragon Banking Group plc 2,482
318 Pargesa Holding SA 25,475
245 Park National Corporation 23,268
25,140 PCSB Financial Corporation 499,783
408 Peapack -Gladstone Financial
Corporation 11,926
1,448 Peoples Bancorp, Inc. 47,118
13,893 Popular, Inc. 777,452
1,804 Power Corporation of Canada
a
45,011
416 Power Financial Corporation 10,798
9,532 Primerica, Inc. 1,130,114
64,468 Prosight Global, Inc.
b
932,852
1,256 Provident Financial Services, Inc. 28,649
5,865 Prudential Financial, Inc. 534,067
7,424 QCR Holdings, Inc. 305,126
28,853 Radian Group, Inc. 706,610
28,981 Raymond James Financial, Inc. 2,649,733
5,797 Reinsurance Group of America, Inc. 835,058
3,926 Renasant Corporation 125,357
689 Royal Bank of Canada 54,447
417 S&P Global, Inc. 122,485
1,120 Safety Insurance Group, Inc. 103,130
2,639 Sandy Spring Bancorp, Inc. 91,837
14,337 Santander Consumer USA Holdings,
Inc. 381,651
71,706 Seacoast Banking Corporation of
Florida
b
1,946,818
17,366 SEI Investments Company 1,133,305
667 Selective Insurance Group, Inc. 44,189
500 Senshu Ikeda Holdings, Inc. 913
900 Singapore Exchange, Ltd. 5,710
18,688 Spirit of Texas Bancshares, Inc.
b
387,776
35,121 State Auto Financial Corporation 1,057,493
3,621 Sun Life Financial, Inc. 170,242
7,097 SVB Financial Group
b
1,705,622
299 Swiss Life Holding AG 150,300
66,499 Synovus Financial Corporation 2,328,795
8,928 T. Rowe Price Group, Inc. 1,192,156
1,439 Territorial Bancorp, Inc. 41,774
9,708 TMX Group, Ltd. 898,250
415 Topdanmark AS 19,611
4,269 Toronto-Dominion Bank 235,934
7,527 TPG RE Finance Trust, Inc. 154,078
3,483 TriCo Bancshares 126,781
16,144 Triumph Bancorp, Inc.
b
629,293
17,828 TrustCo Bank Corporation 141,376
31,535 U.S. Bancorp 1,678,293
381 UMB Financial Corporation 25,321
3,052 Umpqua Holdings Corporation 51,579
483 Univest Financial Corporation 11,998
84 Virtus Investment Partners, Inc. 10,335
2,264 Washington Trust Bancorp, Inc. 107,155
9,285 Webster Financial Corporation 416,525
2,701 Wells Fargo & Company 126,785
Shares Common Stock (40.6%) Value
Financials (7.2%) - continued
3,113 WesBanco , Inc. $ 103,103
624 Westamerica Bancorporation 39,537
4,499 Western Alliance Bancorp 248,480
155 Westwood Holdings Group, Inc. 4,352
966 Willis Towers Watson plc 204,106
18,290 Wintrust Financial Corporation 1,157,391
55,143 Zions Bancorporations NA 2,508,455
63 Zurich Insurance Group AG 26,152
Total 105,210,692
Health Care (6.0%)
13,479 Abbott Laboratories 1,174,560
14,714 Aerie Pharmaceuticals, Inc.
a,b
301,343
19,668 Agilent Technologies, Inc. 1,623,790
21,177 Agios Pharmaceuticals, Inc.
b
1,031,955
6,583 Alexion Pharmaceuticals, Inc.
b
654,284
2,774 Alkermes plc
b
48,295
3,304 AmerisourceBergen Corporation 282,690
6,544 Amgen, Inc. 1,413,831
5,299 Arena Pharmaceuticals, Inc.
b
242,111
73 Atrion Corporation 52,501
38,980 Axonics Modulation Technologies,
Inc.
a,b
1,131,589
23,095 Bausch Health Companies, Inc.
b
633,496
2,712 Becton, Dickinson and Company 746,288
2,054 Biogen, Inc.
b
552,218
9,362 BioMarin Pharmaceutical, Inc.
b
781,727
2,694 Bio-Rad Laboratories, Inc.
b
972,318
11,370 Bio- Techne Corporation 2,387,359
1,249 Bluebird Bio, Inc.
b
99,533
598 Bruker Corporation 29,583
53,500 Catalent , Inc.
b
3,268,850
18,260 Centene Corporation
b
1,146,911
6,619 Charles River Laboratories
International, Inc.
b
1,023,165
1,019 Chemed Corporation 475,914
5,809 Cigna Holding Company 1,117,535
10,482 CryoLife , Inc.
b
311,735
1,084 CSL, Ltd. 222,944
28,061 CVS Health Corporation 1,903,097
1,859 Danaher Corporation 299,057
6,794 Dexcom , Inc.
b
1,635,656
3,499 Edwards Lifesciences Corporation
b
769,290
38,047 Gilead Sciences, Inc. 2,404,570
9,411 GlaxoSmithKline plc 220,965
1,022 Grifols SA 34,324
30,115 Guardant Health, Inc.
b
2,289,945
65,230 Halozyme Therapeutics, Inc.
b
1,238,065
699 HealthStream , Inc.
b
17,859
5,613 Hill-Rom Holdings, Inc. 597,728
11,155 Immunomedics , Inc.
b
207,148
21,578 Inspire Medical Systems, Inc.
b
1,614,034
5,273 Insulet Corporation
b
1,023,173
1,043 Intuitive Surgical, Inc.
b
583,851
10,046 Jazz Pharmaceuticals, Inc.
b
1,440,094
31,327 Johnson & Johnson 4,663,650
200 KYORIN Holdings, Inc. 3,591
1,847 Laboratory Corporation of America
Holdings
b
323,964
25,618 LHC Group, Inc.
b
3,733,824
8,986 Ligand Pharmaceuticals, Inc.
a,b
789,061
65 LNA Sante 3,305
33,426 Medtronic plc 3,858,697
43,133 Merck & Company, Inc. 3,685,284
2,103 Mesa Laboratories, Inc. 551,911
35,551 Natera , Inc.
b
1,244,641

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Health Care (6.0%) - continued
3,485 National Healthcare Corporation $ 292,461
13,524 Neurocrine Biosciences, Inc.
b
1,353,482
5,886 Nevro Corporation
b
782,308
318 NextGen Healthcare, Inc.
b
4,407
2,664 Novartis AG 251,663
3,052 Novo Nordisk AS 185,780
99,758 Optinose , Inc.
a,b
781,105
2,014 Orthifix Medical, Inc.
b
87,126
6,476 PerkinElmer, Inc. 598,900
31,519 Pfizer, Inc. 1,173,768
1,389 Pharming Group NV
b
2,034
144 Phibro Animal Health Corporation 3,416
3,978 PRA Health Sciences, Inc.
b
403,011
1,260 Prothena Corporation plc
b
15,334
917 Recordati SPA 39,239
9,148 Repligen Corporation
b
918,368
6,748 ResMed , Inc. 1,072,730
823 Roche Holding AG 276,091
5,307 Sage Therapeutics, Inc.
b
351,748
3,617 Sarepta Therapeutics, Inc.
b
419,427
264 Sonova Holding AG 66,204
1,640 Stryker Corporation 345,548
554 Surmodics , Inc.
b
21,822
36,002 Syneos Health, Inc.
b
2,209,083
22,999 Tactile Systems Technology, Inc.
b
1,292,314
7,887 Teleflex, Inc. 2,930,099
4,935 Thermo Fisher Scientific, Inc. 1,545,593
1,003 U.S. Physical Therapy, Inc. 117,491
1,147 United Therapeutics Corporation
b
112,027
7,090 UnitedHealth Group, Inc. 1,931,671
5,405 Universal Health Services, Inc. 741,080
4,140 Varian Medical Systems, Inc.
b
581,960
22,401 Veeva Systems, Inc.
b
3,284,211
3,360 Vertex Pharmaceuticals, Inc.
b
762,888
1,525 Waters Corporation
b
341,280
1,536 West Pharmaceutical Services, Inc. 239,539
133,002 Wright Medical Group NV
b
4,008,680
118 Zimmer Biomet Holdings, Inc. 17,452
16,727 Zoetis, Inc. 2,244,931
Total 88,669,580
Industrials (6.5%)
2,475 3M Company 392,684
13,710 A.O. Smith Corporation 585,280
944 Aalberts NV 41,216
2,054 Aegion Corporation
b
42,929
19,626 Aerojet Rocketdyne Holdings, Inc.
b
1,021,926
37,095 AGCO Corporation 2,601,843
62,069 Altra Industrial Motion Corporation 2,064,415
21,579 AMETEK, Inc. 2,096,400
38,680 Arcosa , Inc. 1,692,250
43,964 ASGN, Inc.
b
2,975,923
1,366 Assa Abloy AB 32,424
3,131 Atlas Copco AB, Class A 110,819
968 Atlas Copco AB, Class B 30,089
13,666 AZZ, Inc. 563,859
2,320 Boeing Company 738,386
18,919 BWX Technologies, Inc. 1,203,059
636 Carlisle Companies, Inc. 99,362
22,574 Casella Waste Systems, Inc.
b
1,155,563
5,192 Caterpillar, Inc. 681,969
23,235 CBIZ, Inc.
b
627,345
13,236 Chart Industries, Inc.
b
846,839
433 CIA De Distribucion Integral 9,716
190 Cintas Corporation 53,004
981 Columbus McKinnon Corporation 34,325
Shares Common Stock (40.6%) Value
Industrials (6.5%) - continued
1,915 CRA International, Inc. $ 102,031
14,356 Crane Company 1,226,864
7,354 CSW Industrials, Inc. 558,022
8,701 CSX Corporation 664,234
25,577 Curtiss-Wright Corporation 3,719,663
24,665 Delta Air Lines, Inc. 1,374,827
1,566 Douglas Dynamics, Inc. 82,105
21,584 EMCOR Group, Inc. 1,773,557
11,202 Emerson Electric Company 802,399
28,587 Encore Wire Corporation 1,552,560
10,684 Expeditors International of
Washington, Inc. 780,359
10,607 Forrester Research, Inc.
b
438,812
5 Geberit AG 2,639
10,602 General Dynamics Corporation 1,860,015
4,715 Gorman-Rupp Company 174,031
300 GS Yuasa Corporation 5,919
5,692 GWA Group, Ltd.
a
13,519
400 Hanwa Company, Ltd. 9,647
22,236 Healthcare Services Group, Inc. 569,242
4,608 Heico Corporation 564,157
307 Herc Holdings, Inc.
b
12,317
1,100 Hino Motors, Ltd. 10,300
18,041 Honeywell International, Inc. 3,125,062
7,330 Hubbell, Inc. 1,049,876
6,285 Huntington Ingalls Industries, Inc. 1,640,385
1,494 ICF International, Inc. 130,860
14,010 IDEX Corporation 2,295,539
1,300 Inaba Denki Sangyo Company, Ltd. 32,526
15,137 Ingersoll-Rand plc 2,016,703
1,973 Interface, Inc. 31,726
6,349 John Bean Technologies Corporation 717,374
19,897 Johnson Controls International plc 784,937
3,890 Kansas City Southern 656,204
20,132 Kennametal, Inc. 629,930
800 Kinden Corporation 13,632
1,585 Koninklijke Philips NV 72,589
15,017 Kratos Defense & Security Solutions,
Inc.
b
275,412
1,762 Legrand SA 141,481
8,884 Lincoln Electric Holdings, Inc. 792,275
1,315 Lockheed Martin Corporation 562,978
1,517 Manpower, Inc. 138,790
10,700 Marubeni Corporation 76,886
3,554 Masonite International Corporation
b
266,941
12,568 Mercury Systems, Inc.
b
964,594
49,885 Meritor, Inc.
b
1,092,980
5,500 Mitsubishi Corporation 140,996
3,000 Mitsubishi Electric Corporation 41,595
500 Mitsuboshi Belting, Ltd. 8,531
7,700 Mitsui & Company, Ltd. 136,949
2,632 MSC Industrial Direct Company, Inc. 179,160
939 Mueller Industries, Inc. 27,391
2,215 National Express Group plc 13,074
1,700 Nitto Kogyo Corporation 35,193
905 Nobina AB
c
6,872
422 Norfolk Southern Corporation 87,865
667 Northgate plc 2,343
9,638 Old Dominion Freight Line, Inc. 1,891,265
2,723 PageGroup plc 16,418
8,754 Parker-Hannifin Corporation 1,713,070
98,170 Primoris Services Corporation 2,093,966
25,310 Raven Industries, Inc. 793,722
6,300 Regal-Beloit Corporation 494,298
5,731 RELX plc 152,054
860 Republic Services, Inc. 81,743

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Industrials (6.5%) - continued
75,936 Ritchie Brothers Auctioneers, Inc. $ 3,206,018
3,446 Rockwell Automation, Inc. 660,460
4,831 Roper Industries, Inc. 1,843,799
17,487 Saia, Inc.
b
1,523,118
1,300 Sandvik AB 23,727
1,217 Schneider Electric SE 121,368
2,802 Signify NV
c
93,382
8,435 SiteOne Landscape Supply, Inc.
b
814,399
3,806 SKF AB 69,667
26,200 Sojitz Corporation 82,467
51,971 Southwest Airlines Company 2,857,366
1,624 SP Plus Corporation
b
67,899
268 Spirax-Sarco Engineering plc 31,483
810 SPX FLOW, Inc.
b
35,429
12,062 Standex International Corporation 881,612
5,500 Sumitomo Corporation 81,811
200 Taikisha, Ltd. 6,839
4,557 Teledyne Technologies, Inc.
b
1,663,578
1,955 Thermon Group Holdings, Inc.
b
46,334
700 Toppan Forms Company, Ltd. 7,943
491 Transcontinental, Inc. 5,773
1,507 TransDigm Group, Inc. 969,423
16,306 TriMas Corporation
b
468,471
500 Tsubakimoto Chain Company 15,386
1,587 UniFirst Corporation 323,637
10,214 United Airlines Holdings, Inc.
b
764,007
12,069 United Rentals, Inc.
b
1,637,643
18,566 United Technologies Corporation 2,788,613
23,385 Valmont Industries, Inc. 3,322,073
25,937 Verisk Analytics, Inc. 4,213,984
801 Volvo AB 13,692
22,454 Waste Connections, Inc. 2,162,545
6,440 Watsco , Inc. 1,120,045
37,111 Willdan Group, Inc.
b
1,229,487
12,238 Xylem, Inc. 999,355
300 Yuasa Trading Company, Ltd. 9,625
Total 95,587,487
Information Technology (8.6%)
5,892 Accenture plc 1,209,097
1,612 Adobe, Inc.
b
566,038
1,792 ADTRAN, Inc. 16,218
11,821 Advanced Energy Industries, Inc.
b
826,761
44,464 Advanced Micro Devices, Inc.
b
2,089,808
23,515 Akamai Technologies, Inc.
b
2,195,125
6,477 Alliance Data Systems Corporation 665,771
8,446 Alteryx, Inc.
b
1,177,964
1,767 Amadeus IT Holding SA 138,544
2,859 American Software, Inc. 42,685
30,867 Amphenol Corporation 3,070,340
5,006 ANSYS, Inc.
b
1,373,296
18,066 Apple, Inc. 5,591,608
1,291 Arista Networks, Inc.
b
288,332
6,231 Atlassian Corporation plc
b
915,957
7,005 Automatic Data Processing, Inc. 1,200,587
19,719 Avalara, Inc.
b
1,678,876
1,089 Avnet, Inc. 39,738
419 Badger Meter, Inc. 24,746
16,048 Bandwidth, Inc.
b
1,138,766
881 BE Semiconductor Industries NV 37,299
15,322 Benchmark Electronics, Inc. 471,611
37,143 Blackline, Inc.
b
2,272,037
3,915 Broadridge Financial Solutions, Inc. 466,472
442 CACI International, Inc.
b
118,208
1,200 Canon, Inc. 31,469
19,293 CDK Global, Inc. 1,035,648
Shares Common Stock (40.6%) Value
Information Technology (8.6%) - continued
5,785 CDW Corporation $ 754,653
552 CEVA, Inc.
b
15,097
2,749 CGI, Inc.
b
210,485
83,020 Ciena Corporation
b
3,376,423
108,994 Cisco Systems, Inc. 5,010,454
3,500 Clearwater Energy, Inc. 72,415
13,521 Cognex Corporation 689,165
16,824 Computer Services, Inc. 841,873
2,068 Computershare, Ltd. 24,419
20,913 Coupa Software, Inc.
b
3,370,130
7,159 CTS Corporation 209,830
17,843 Descartes Systems Group, Inc.
b
799,545
193 Dialog Semiconductor plc
b
8,478
25,222 DocuSign, Inc.
b
1,980,179
88,609 Dolby Laboratories, Inc. 6,144,148
2,989 DSP Group, Inc.
b
43,221
18,616 Elastic NV
b
1,207,806
3,783 ePlus , Inc.
b
301,581
7,412 Euronet Worldwide, Inc.
b
1,168,428
5,699 ExlService Holdings, Inc.
b
416,654
585 eXp World Holdings, Inc.
b
6,458
6,537 F5 Networks, Inc.
b
798,298
325 Fair Isaac Corporation
b
130,774
566 Fiserv, Inc.
b
67,133
21,401 Five9, Inc.
b
1,535,094
397 FLIR Systems, Inc. 20,461
200 Fuji Soft, Inc. 8,016
10,850 Global Payments, Inc. 2,120,633
21,789 Guidewire Software, Inc.
b
2,451,263
5,163 Halma plc 143,306
2,546 InterDigital , Inc. 140,667
415 International Business Machines
Corporation 59,648
3,404 Intuit, Inc. 954,414
6,019 Jack Henry & Associates, Inc. 900,081
4,051 Juniper Networks, Inc. 92,930
1,429 Keysight Technologies, Inc.
b
132,883
4,227 KLA-Tencor Corporation 700,583
1,412 Kulicke and Soffa Industries, Inc. 36,557
4,605 Lam Research Corporation 1,373,257
62,971 Lattice Semiconductor Corporation
b
1,171,261
106 Littelfuse , Inc. 18,752
1,519 ManTech International Corporation 121,945
5,490 MasterCard, Inc. 1,734,511
11,825 Maxim Integrated Products, Inc. 710,919
11,900 Methode Electronics, Inc. 389,725
43,587 Microsoft Corporation 7,419,815
5,100 MicroStrategy , Inc.
b
775,353
11,527 MKS Instruments, Inc. 1,208,260
28,643 Monolithic Power Systems, Inc. 4,902,822
4,342 MTS Systems Corporation 220,096
41,119 National Instruments Corporation 1,835,141
900 NEC Networks & System Integration
Corporation 33,639
264 NetApp, Inc. 14,098
8,992 New Relic, Inc.
b
593,562
10,408 Nice, Ltd. ADR
b
1,793,298
15,851 Nova Measuring Instruments, Ltd.
b
602,972
8,200 Novanta , Inc.
b
743,986
51,148 Nuance Communications, Inc.
b
967,720
480 NVIDIA Corporation 113,486
23,808 Oracle Corporation 1,248,730
100 Oracle Corporation Japan 8,656
7,913 Palo Alto Networks, Inc.
b
1,857,814
5,263 Paychex, Inc. 451,408
1,359 PayPal Holdings, Inc.
b
154,777

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Information Technology (8.6%) - continued
15,018 Plexus Corporation
b
$ 1,068,080
1,262 Progress Software Corporation 56,954
9,240 Proofpoint , Inc.
b
1,134,764
12,911 Q2 Holdings, Inc.
b
1,125,710
4,940 QAD, Inc. 254,163
9,226 QUALCOMM, Inc. 787,070
14,210 Rogers Corporation
b
1,673,228
300 Ryoyo Electro Corporation 5,080
97,866 SailPoint Technologies Holdings, Inc.
b
2,455,458
1,029 Salesforce.com, Inc.
b
187,597
832 Samsung Electronics Company, Ltd.
GDR 969,251
3,078 ScanSource , Inc.
b
107,391
9,560 ServiceNow , Inc.
b
3,233,479
1,712 Silicon Laboratories, Inc.
b
168,307
934 Square, Inc.
b
69,760
35,312 STMicroelectronics NV ADR 983,439
454 Sykes Enterprises, Inc.
b
15,250
21,552 Synopsys, Inc.
b
3,179,136
16,052 TE Connectivity, Ltd. 1,479,673
15,677 Teradyne, Inc. 1,034,525
20,315 Texas Instruments, Inc. 2,451,005
5,877 Tyler Technologies, Inc.
b
1,902,267
2,792 VeriSign, Inc.
b
581,127
51,308 Virtusa Corporation
b
2,136,465
2,138 Visa, Inc. 425,398
3,620 VMware, Inc.
b
535,977
7,024 WEX, Inc.
b
1,523,646
5,730 Xilinx, Inc. 484,070
13,030 Zscaler , Inc.
b
730,853
Total 126,852,310
Materials (1.5%)
4,825 AdvanSix , Inc.
b
90,324
1,100 Air Water, Inc. 15,109
20,915 Alcoa Corporation
b
291,764
4,232 AptarGroup, Inc. 488,838
2,100 Avery Dennison Corporation 275,604
101 Balchem Corporation 10,910
12,386 Ball Corporation 894,021
2,791 Cabot Corporation 111,221
6,493 Celanese Corporation 672,025
16,285 CF Industries Holdings, Inc. 655,960
26,437 Eastman Chemical Company 1,884,165
5,430 Ecolab, Inc. 1,064,877
2,022 Ferro Corporation
b
27,661
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,d
1
1,861 Granges AB 17,192
2,667 Hexpol AB 24,043
400 Hokuetsu Corporation 1,844
2,928 Ingevity Corporation
b
190,964
8,144 Innospec , Inc. 820,345
819 Kadant , Inc. 87,305
9,527 Kaiser Aluminum Corporation 954,129
776 Koninklijke DSM NV 94,444
3,218 Kraton Performance Polymers, Inc.
b
52,936
1,500 Kyoei Steel, Ltd. 26,309
300 Lintec Corporation 6,485
104,179 Louisiana-Pacific Corporation 3,196,212
6,596 Martin Marietta Materials, Inc. 1,740,025
100 Maruichi Steel Tube, Ltd. 2,775
5,770 Materion Corporation 313,311
3,777 Minerals Technologies, Inc. 204,449
100 Mitsubishi Materials Corporation 2,515
7,932 Myers Industries, Inc. 128,340
Shares Common Stock (40.6%) Value
Materials (1.5%) - continued
5,964 Neenah, Inc. $ 397,441
1,100 Nippon Light Metal Holdings
Company, Ltd. 2,099
8,200 Nippon Steel Corporation 113,779
100 Nissan Chemical Industries, Ltd. 4,132
15,814 Nucor Corporation 751,007
27,513 Nutanix , Inc.
b
893,347
675 Olympic Steel, Inc. 9,923
11,364 PPG Industries, Inc. 1,361,862
197 Quaker Chemical Corporation 32,706
1,793 Reliance Steel & Aluminum Company 205,836
261 Rio Tinto, Ltd. 16,936
865 RPM International, Inc. 61,735
5,354 Ryerson Holding Corporation
b
54,879
3,896 Sandfire Resources, Ltd. 14,309
1,123 Schnitzer Steel Industries, Inc. 18,058
1,403 Schweitzer-Mauduit International,
Inc. 49,147
306 Sensient Technologies Corporation 18,284
1,395 Sherwin-Williams Company 777,001
39,105 Steel Dynamics, Inc. 1,168,457
200 Taiyo Holdings Company, Ltd. 8,460
1,200 Toagosei Company, Ltd. 13,417
9,400 Toray Industries, Inc. 61,507
1,290 UFP Technologies, Inc.
b
60,153
12,901 United States Lime & Minerals, Inc. 1,157,865
2,074 UPM- Kymmene Oyj 65,349
656 W. R. Grace & Company 44,188
1,441 Worthington Industries, Inc. 53,000
Total 21,760,980
Real Estate (2.2%)
36,694 Agree Realty Corporation 2,786,175
6,063 Alexandria Real Estate Equities, Inc. 989,482
1,103 Allied Properties REIT 46,024
932 Alstria Office REIT AG 18,490
37,486 American Campus Communities, Inc. 1,719,483
429 American Tower Corporation 99,416
8,139 Apartment Investment &
Management Company 429,007
36,912 Apple Hospitality REIT, Inc. 554,418
1,357 Ares Commercial Real Estate
Corporation 22,173
4,985 Armada Hoffler Properties, Inc. 91,425
17,160 Ascendas REIT 39,511
2,200 Ascott Trust 2,031
7,451 Ashford Hospitality Trust, Inc. 18,329
1,912 BBX Capital Corporation 7,419
607 Bluerock Residential Growth REIT,
Inc. 7,005
6,326 Brixmor Property Group, Inc. 126,267
12,922 Camden Property Trust 1,452,820
434 CareTrust REIT, Inc. 9,626
1,968 Castellum AB 48,367
9,342 CBL & Associates Properties, Inc. 7,847
19,485 Cedar Realty Trust, Inc. 50,661
4,415 Chatham Lodging Trust 72,185
669 Choice Properties REIT 7,391
2,203 City Office REIT, Inc. 29,785
32 Cofinimmo SA 5,103
3,917 Columbia Property Trust, Inc. 82,649
1,321 Corepoint Lodging, Inc. 12,087
11,894 CoreSite Realty Corporation 1,396,950
3,444 CoStar Group, Inc.
b
2,248,898
40,993 Cousins Properties, Inc. 1,677,844

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.6%) Value
Real Estate (2.2%) - continued
800 Daito Trust Construction Company,
Ltd. $ 94,237
137 Deutsche EuroShop AG 3,735
14,658 DiamondRock Hospitality Company 141,743
4,842 Digital Realty Trust, Inc. 595,518
18,998 Douglas Emmett, Inc. 788,417
22,064 Duke Realty Corporation 801,144
424 EastGroup Properties, Inc. 57,694
340 Entra ASA
c
5,802
2,203 EPR Properties 157,228
407 Equity Lifestyle Properties, Inc. 29,609
11,942 Equity Residential 992,141
19,502 Essential Properties Realty Trust, Inc. 538,450
136 Essex Property Trust, Inc. 42,127
1,747 Farmland Partners, Inc. 11,321
98 First Capital REIT 1,605
18,229 First Industrial Realty Trust, Inc. 778,378
245 Four Corners Property Trust, Inc. 7,421
5,422 Franklin Street Properties
Corporation 41,207
4,212 Gaming and Leisure Properties, Inc. 199,038
928 Getty Realty Corporation 29,251
2,547 Gladstone Commercial Corporation 54,302
2,771 Global Medical REIT, Inc. 40,457
1,447 Granite REIT 78,189
4,047 Healthcare Realty Trust, Inc. 145,935
4,319 Healthcare Trust of America, Inc. 138,338
1,390 Highwoods Properties, Inc. 69,653
57,248 Host Hotels & Resorts, Inc. 935,432
2,503 Hudson Pacific Properties, Inc. 90,959
8,000 Hysan Development Company, Ltd. 29,864
5,063 Industrial Logistics Properties Trust 115,892
3,936 Innovative Industrial Properties, Inc. 352,272
1,284 Investors Real Estate Trust 94,631
3,099 Jones Lang LaSalle, Inc. 526,272
15,828 Kilroy Realty Corporation 1,306,918
7,481 Kite Realty Group Trust 128,673
663 Klepierre SA 22,537
234 Kungsleden AB 2,494
1,196 Lamar Advertising Company 111,001
55 LEG Immobilien AG 6,784
3,140 Lexington Realty Trust 34,760
606 Life Storage, Inc. 68,587
4,400 Mapletree Commercial Trust 7,556
18,509 Medical Properties Trust, Inc. 409,974
493 MGM Growth Properties LLC 15,746
975 Monmouth Real Estate Investment
Corporation 14,264
495 National Health Investors, Inc. 41,768
4,849 National Retail Properties, Inc. 271,544
32,552 National Storage Affiliates Trust 1,111,651
101 Northview Apartment REIT 2,344
3,362 Office Properties Income Trust 114,409
960 Omega Healthcare Investors, Inc. 40,272
2,349 One Liberty Properties, Inc. 64,222
47,049 Physicians Realty Trust 910,398
5,184 PotlatchDeltic Corporation 222,912
1,332 Preferred Apartment Communities,
Inc. 15,691
1,020 PS Business Parks, Inc. 170,911
1,007 PSP Swiss Property AG 152,265
3,657 QTS Realty Trust, Inc. 208,010
1,410 Quebecor, Inc. 34,989
1,632 Rayonier, Inc. REIT 49,580
732 Retail Opportunity Investments
Corporation 12,129
Shares Common Stock (40.6%) Value
Real Estate (2.2%) - continued
9,436 Retail Properties of America, Inc. $ 114,647
1,189 RioCan REIT 24,402
225 RMR Group, Inc. 10,366
3,000 Road King Infrastructure, Ltd. 5,036
2,811 RPT Realty 39,213
1,117 Ryman Hospitality Properties 94,979
16,227 Sabra Health Care REIT, Inc. 348,881
621 Saul Centers, Inc. 30,665
5,987 SBA Communications Corporation 1,494,116
27,094 Service Properties Trust 584,689
3,705 Spirit Realty Capital, Inc. 195,550
354 St. Joe Company
b
7,438
1,052 STAG Industrial, Inc. 33,917
11,069 Store Capital Corporation 434,458
9,468 Summit Hotel Properties, Inc. 105,000
490 Swiss Prime Site AG 59,822
2,997 TAG Immobilien AG 78,988
10,898 Terreno Realty Corporation 624,020
1,993 UMH Properties, Inc. 31,489
17,213 Uniti Group, Inc. 108,958
224 Universal Health Realty Income Trust 27,630
2,748 Urstadt Biddle Properties, Inc. 62,297
5,467 VICI Properties, Inc. 146,516
7,800 Wing Tai Holdings, Ltd. 11,432
Total 32,274,028
Utilities (0.7%)
1,342 AGL Energy, Ltd. 17,810
15,205 Alliant Energy Corporation 902,569
2,253 Artesian Resources Corporation 84,983
661 Chesapeake Utilities Corporation 63,595
12,811 CMS Energy Corporation 877,682
2,120 Consolidated Water Company, Ltd. 36,273
1,789 DTE Energy Company 237,239
1,831 Enagas SA 49,334
8,528 Entergy Corporation 1,121,603
45,027 Exelon Corporation 2,142,835
1,508 IDACORP, Inc. 169,183
733 Middlesex Water Company 47,836
15,633 New Jersey Resources Corporation 645,956
473 Northland Power, Inc. 10,647
11,092 NorthWestern Corporation 853,751
1,204 Otter Tail Corporation 64,486
25,945 PNM Resources, Inc. 1,406,997
5,236 Public Service Enterprise Group, Inc. 309,971
898 Southwest Gas Holdings, Inc. 67,808
10,404 Spire, Inc. 877,265
1,298 Unitil Corporation 80,074
Total 10,067,897
Total Common Stock
(cost $502,867,963) 597,327,839
Principal
Amount Long-Term Fixed Income ( 4.5% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 28,696
2.111%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
9,096
Sequoia Mortgage Trust
55,184
3.712%,  9/20/2046, Ser.
2007-1, Class 4A1
e
45,167

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.5%) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
WaMu Mortgage Pass Through
Certificates
$ 25,919
3.710%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
$ 25,165
38,639
3.693%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
38,173
Total 117,601
Commercial Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association
590,784 4.500%,  5/1/2048 625,573
Total 625,573
Mortgage-Backed Securities (2.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,423,380 3.500%,  5/1/2034 1,487,815
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,075,733 3.000%,  8/1/2047 1,110,727
100,423 3.500%,  7/1/2049 103,622
Federal National Mortgage
Association
903,308 3.500%,  10/1/2048 939,650
3,295,109 3.500%,  2/1/2049
f
3,413,935
1,012,067 3.500%,  8/1/2049 1,055,240
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,155,000 2.500%,  2/1/2035
f
4,228,849
6,381,000 3.000%,  2/1/2035
f
6,572,679
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,534,000 3.000%,  3/1/2050
f
7,699,448
2,274,475 4.000%,  7/1/2048 2,380,867
Total 28,992,832
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
1,490,000 2.250%,  11/15/2027 1,578,061
4,500,000 2.875%,  5/15/2028 4,993,242
190,000 5.250%,  11/15/2028 249,278
2,291,000 2.500%,  5/15/2046 2,517,147
U.S. Treasury Notes
600,000 2.750%,  11/30/2020 605,906
100,000 2.500%,  2/28/2021 101,066
1,240,000 1.125%,  8/31/2021 1,234,623
1,250,000 1.500%,  9/30/2021 1,252,393
410,000 2.000%,  11/30/2022 417,800
500,000 2.125%,  7/31/2024 517,539
1,210,000 2.250%,  11/15/2024 1,261,520
1,930,000 2.125%,  11/30/2024 2,001,772
540,000 2.625%,  1/31/2026 578,370
17,570,000 2.500%,  2/28/2026 18,703,814
Total 36,012,531
Total Long-Term Fixed Income
(cost $63,268,139) 65,748,537
Shares
Collateral Held for Securities Loaned
( 0.6% ) Value
8,571,092 Thrivent Cash Management Trust $ 8,571,092
Total Collateral Held for Securities
Loaned
(cost $8,571,092) 8,571,092
Shares or
Principal
Amount Short-Term Investments ( 11.6% ) Value
Federal Home Loan Bank Discount
Notes
2,300,000 1.540%, 2/12/2020
g,h
2,299,109
200,000 1.570%, 2/19/2020
g,h
199,862
5,700,000 1.570%, 2/26/2020
g,h
5,694,355
600,000 1.570%, 3/4/2020
g,h
599,220
2,800,000 1.500%, 3/11/2020
g,h
2,795,511
200,000 1.535%, 3/18/2020
g,h
199,619
100,000 1.535%, 3/27/2020
g,h
99,770
1,200,000 1.540%, 3/31/2020
g,h
1,197,036
4,800,000 1.550%, 4/7/2020
g,h
4,786,603
9,900,000 1.537%, 4/8/2020
g,h
9,871,936
Thrivent Core Short-Term Reserve
Fund
14,260,921 1.900% 142,609,208
Total Short-Term Investments (cost
$170,350,759) 170,352,229
Total Investments (cost
$1,265,473,399) 102.0% $1,499,605,361
Other Assets and Liabilities, Net
(2.0%) (29,870,623)
Total Net Assets 100.0% $1,469,734,738
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $362,317 or 0.0% of total net assets.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of
January 31, 2020:
Securities Lending Transactions
Common Stock $ 8,137,737
Total lending $8,137,737
Gross amount payable upon return of
collateral for securities loaned $8,571,092
Net amounts due to counterparty $433,355
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 18,207,398 17,937,409 269,989 –
Consumer Discretionary 55,824,470 54,991,402 833,068 –
Consumer Staples 23,628,983 23,081,268 547,715 –
Energy 19,244,014 18,912,975 331,039 –
Financials 105,210,692 101,828,887 3,381,805 –
Health Care 88,669,580 87,363,440 1,306,140 –
Industrials 95,587,487 93,866,897 1,720,590 –
Information Technology 126,852,310 125,233,668 1,618,642 –
Materials 21,760,980 21,270,275 490,704 1
Real Estate 32,274,028 31,485,030 788,998 –
Utilities 10,067,897 9,990,106 77,791 –
Registered Investment Companies
Unaffiliated 19,612,778 19,612,778 – –
Affiliated 489,394,365 489,394,365 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 117,601 – 117,601 –
Commercial Mortgage-Backed Securities 625,573 – 625,573 –
Mortgage-Backed Securities 28,992,832 – 28,992,832 –
U.S. Government & Agencies 36,012,531 – 36,012,531 –
Short-Term Investments 27,743,021 – 27,743,021 –
Subtotal Investments in Securities $1,199,826,540 $1,094,968,500 $104,858,039 $1
Other Investments  * Total
Affiliated Short-Term Investments 142,609,208
Affiliated Registered Investment Companies 148,598,521
Collateral Held for Securities Loaned 8,571,092
Subtotal Other Investments $299,778,821
Total Investments at Value $1,499,605,361
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,105,341 8,105,341 – –
Total Asset Derivatives $8,105,341 $8,105,341 $– $–
Liability Derivatives
Futures Contracts 11,007,561 11,007,561 – –
Total Liability Derivatives $11,007,561 $11,007,561 $– $–

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $27,743,021 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 5 March 2020 $ 645,016 $ 13,265
CBOT 2-Yr. U.S. Treasury Note 32 March 2020 6,901,598 21,902
CBOT U.S. Long Bond 7 March 2020 1,113,843 30,876
CME E-mini S&P 500 Index 1,367 March 2020 215,900,136 4,460,264
CME Euro Foreign Exchange Currency 390 March 2020 54,443,070 (240,383)
CME Ultra Long Term U.S. Treasury Bond 28 March 2020 5,244,187 179,063
Eurex Euro STOXX 50 Index 1,316 March 2020 54,489,202 (1,698,580)
ICE mini MSCI EAFE Index 266 March 2020 27,041,640 (754,190)
ICE US mini MSCI Emerging Markets Index 2,008 March 2020 110,546,283 (5,116,243)
Total Futures Long Contracts $ 476,324,975 ( $ 3,104,026)
CBOT 5-Yr. U.S. Treasury Note (51) March 2020 ( $ 6,071,381) ( $ 64,954)
CME E-mini NASDAQ 100 Index (350) March 2020 (59,942,785) (3,041,465)
CME E-mini Russell 2000 Index (269) March 2020 (22,482,489) 764,774
CME E-mini S&P Mid-Cap 400 Index (901) March 2020 (183,465,897) 2,635,197
Ultra 10-Yr. U.S. Treasury Note (28) March 2020 (3,986,629) (91,746)
Total Futures Short Contracts ( $ 275,949,181) $201,806
Total Futures Contracts $ 200,375,794 ($2,902,220)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core International Equity $56,200 $2,192 $– $57,538 6,031 3.9%
Core Low Volatility Equity 58,411 32,016 – 91,061 7,476 6.2
Global Stock, Class S 38,067 4,666 – 39,767 1,627 2.7
High Yield, Class S 6,675 89 – 6,821 1,430 0.5
Income, Class S 4,548 56 – 4,676 482 0.3
International Allocation, Class S 127,470 3,291 – 130,053 12,775 8.9
Large Cap Growth, Class S 100,939 4,931 – 112,010 8,260 7.6
Large Cap Value, Class S 71,503 1,381 – 73,217 3,208 5.0
Limited Maturity Bond, Class S 7,192 44 – 7,264 578 0.5
Mid Cap Stock, Class S 78,273 2,241 – 81,119 2,969 5.5
Small Cap Stock, Class S 33,530 2,879 – 34,467 1,493 2.3
Total Affiliated Registered Investment Companies 582,808 637,993 43.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 165,811 51,068 74,270 142,609 14,261 9.7
Total Affiliated Short-Term Investments 165,811 142,609 9.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,850 29,081 29,360 8,571 8,571 0.6
Total Collateral Held for Securities Loaned 8,850 8,571 0.6
Total Value $757,469 $789,173

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core International Equity $– $(853) $– $2,192
Core Low Volatility Equity Fund – 633 1,835 1,180
Global Stock, Class S – (2,966) 4,016 649
High Yield, Class S – 56 – 89
Income, Class S – 72 21 35
International Allocation, Class S – (708) – 3,291
Large Cap Growth, Class S – 6,140 4,931 –
Large Cap Value, Class S – 333 – 1,381
Limited Maturity Bond, Class S – 29 – 44
Mid Cap Stock, Class S – 605 1,933 309
Small Cap Stock, Class S – (1,942) 2,720 159
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 1 831
Total Income/Non Income Cash from Affiliated Investments $10,160
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $1,399 $15,457

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 15.1% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco , LLC, Term
Loan
$ 177,300
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 156,467
Big River Steel, LLC, Term Loan
337,238
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
338,081
Hexion, Inc., Term Loan
189,050
5.410%,  (LIBOR 3M + 3.500%),
7/1/2026
b
190,232
Momentive Performance Materials
USA, LLC, Term Loan
298,500
4.900%,  (LIBOR 1M +
3.250%), 5/15/2024
b,c
299,246
Nouryon USA, LLC, Term Loan
535,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
534,331
Pixelle Specialty Solutions, LLC, Term
Loan
155,000
0.000%,  (LIBOR 1M +
6.500%), 10/31/2024
b
152,481
475,200
7.645%,  (LIBOR 1M + 6.000%),
10/31/2024
b
464,903
Univar Solutions USA, Inc., Term
Loan
130,000
3.645%,  (LIBOR 1M +
2.000%), 11/22/2026
b
130,460
Total 2,266,201
Capital Goods (1.5%)
Advanced Disposal Services, Inc.,
Term Loan
304,740
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
304,706
BWAY Holding Company, Term Loan
457,831
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
454,017
Flex Acquisition Company, Inc. Term
Loan
728,996
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b
718,061
GFL Environmental, Inc., Term Loan
967,181
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
964,038
Natgasoline , LLC, Term Loan
386,100
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
386,100
Navistar, Inc., Term Loan
637,000
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
b
637,478
TransDigm , Inc., Term Loan
486,288
4.145%,  (LIBOR 1M +
2.500%), 6/9/2023
b
485,680
1,120,000
0.000%,  (LIBOR 1M +
2.250%), 12/31/2025
b
1,118,320
Vertiv Group Corporation, Term Loan
913,307
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
911,782
Total 5,980,182
Communications Services (3.9%)
Altice France SA, Term Loan
277,163
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
274,219
Principal
Amount Bank Loans (15.1%)
a
Value
Communications Services (3.9%) - continued
CenturyLink, Inc., Term Loan
$ 1,620,000
0.000%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
$ 1,617,473
CommScope Inc., Term Loan
827,925
4.895%,  (LIBOR 1M +
3.250%), 4/4/2026
b
826,542
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
1,306,725
CSC Holdings, LLC, Term Loan
510,562
3.926%,  (LIBOR 1M +
2.250%), 7/17/2025
b
510,925
1,210,000
4.176%,  (LIBOR 1M + 2.500%),
4/15/2027
b
1,212,650
Diamond Sports Group, LLC, Term
Loan
812,963
4.910%,  (LIBOR 1M +
3.250%), 8/24/2026
b
811,694
Entercom Media Corporation, Term
Loan
395,000
4.160%,  (LIBOR 1M +
2.500%), 11/17/2024
b
397,141
Frontier Communications
Corporation, Term Loan
806,347
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
813,063
HCP Acquisition, LLC, Term Loan
622,187
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
623,550
Intelsat Jackson Holdings SA, Term
Loan
505,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
502,793
Mediacom Illinois, LLC, Term Loan
284,925
3.320%,  (LIBOR 1W +
1.750%), 2/15/2024
b
285,994
NEP Group, Inc., Term Loan
643,500
4.895%,  (LIBOR 1M +
3.250%), 10/20/2025
b
629,555
SBA Senior Finance II, LLC, Term
Loan
433,899
3.400%,  (LIBOR 1M +
1.750%), 4/11/2025
b
434,172
Sprint Communications, Inc., Term
Loan
1,142,687
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
1,116,977
1,767,150
4.688%,  (LIBOR 1M +
3.000%), 2/3/2024
b
1,741,756
Terrier Media Buyer, Inc., Term Loan
390,000
6.148%,  (LIBOR 3M +
4.250%), 12/17/2026
b
392,828
TNS, Inc., Term Loan
234,723
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
227,194
Virgin Media Bristol, LLC, Term Loan
1,060,000
4.176%,  (LIBOR 1M + 2.500%),
1/31/2028
b
1,059,735
WideOpenWest Finance, LLC, Term
Loan
478,975
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
473,687

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.1%)
a
Value
Communications Services (3.9%) - continued
Windstream Services, LLC, Term
Loan
$ 397,055
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
$ 384,151
Total 15,642,824
Consumer Cyclical (2.4%)
1011778 B.C., LLC, Term Loan
1,335,000
3.395%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,332,664
Boyd Gaming Corporation, Term Loan
161,761
3.811%,  (LIBOR 1W +
2.250%), 9/15/2023
b
162,115
Cengage Learning, Inc., Term Loan
632,612
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
b
602,759
Eldorado Resorts, Inc., Term Loan
89,323
3.938%,  (LIBOR 1M +
2.250%), 4/17/2024
b
89,239
Four Seasons Hotels, Ltd., Term Loan
475,202
3.645%,  (LIBOR 1M +
2.000%), 11/30/2023
b
477,844
Golden Entertainment, Inc., Term
Loan
839,550
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
840,599
Golden Nugget, LLC, Term Loan
48,579
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
48,644
IAA, Inc., Term Loan
198,850
3.938%,  (LIBOR 1M +
2.250%), 6/28/2026
b
200,093
LCPR Loan Financing, LLC, Term
Loan
1,010,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
1,021,363
Men's Warehouse, Inc., Term Loan
383,959
5.031%,  (LIBOR 1M +
3.250%), 4/9/2025
b
315,089
Mohegan Gaming and
Entertainment, Term Loan
723,041
5.645%,  (LIBOR 1M +
4.000%), 10/13/2023
b
713,555
Scientific Games International, Inc.,
Term Loan
1,643,151
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,637,400
Staples, Inc., Term Loan
223,875
6.281%,  (LIBOR 1M +
4.500%), 9/12/2024
b
219,957
721,650
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
b
707,939
Stars Group Holdings BV, Term Loan
781,805
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
785,753
Tenneco, Inc., Term Loan
574,200
4.645%,  (LIBOR 1M +
3.000%), 10/1/2025
b
561,280
Total 9,716,293
Consumer Non-Cyclical (2.8%)
Air Medical Group Holdings, Inc.,
Term Loan
1,489,600
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,453,760
Principal
Amount Bank Loans (15.1%)
a
Value
Consumer Non-Cyclical (2.8%) - continued
Albertson's LLC, Term Loan
$ 1,366,575
4.395%,  (LIBOR 1M +
2.750%), 8/17/2026
b
$ 1,366,575
Bausch Health Companies, Inc.,
Term Loan
868,808
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
871,849
Chobani , LLC, Term Loan
486,243
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
b
485,636
Endo International plc, Term Loan
825,884
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
794,913
Energizer Holdings, Inc., Term Loan
181,260
4.063%,  (LIBOR 1M +
2.250%), 1/2/2026
b
181,563
Grifols Worldwide Operations USA,
Inc., Term Loan
470,000
3.561%,  (LIBOR 1W +
2.000%), 11/15/2027
b,d,e
472,204
JBS USA LUX SA, Term Loan
783,028
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
786,317
Libbey Glass, Inc., Term Loan
239,145
4.699%,  (LIBOR 1M +
3.000%), 4/9/2021
b
177,822
Mallinckrodt International Finance
SA, Term Loan
645,076
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
535,684
McGraw-Hill Global Education
Holdings, LLC, Term Loan
844,072
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
805,894
MPH Acquisition Holdings, LLC, Term
Loan
1,300,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,276,275
Ortho-Clinical Diagnostics SA, Term
Loan
1,210,577
4.905%,  (LIBOR 1M +
3.250%), 6/30/2025
b,d,e
1,196,583
Plantronics, Inc., Term Loan
499,201
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
478,858
R.R. Donnelley & Sons Company,
Term Loan
89,548
6.645%,  (LIBOR 1M +
5.000%), 1/15/2024
b
90,247
Sotera Health Holdings, LLC, Term
Loan
415,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
416,299
Total 11,390,479
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
358,200
6.395%,  (LIBOR 1M +
4.750%), 12/19/2025
b
324,844
Calpine Corporation, Term Loan
483,606
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
484,917
CONSOL Energy, Inc., Term Loan
387,075
6.150%,  (LIBOR 1M +
4.500%), 9/28/2024
b
334,174

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.1%)
a
Value
Energy (0.8%) - continued
Consolidated Energy Finance SA,
Term Loan
$ 339,825
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
$ 338,126
Fieldwood Energy, LLC, Term Loan
520,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
442,260
Radiate Holdco, LLC, Term Loan
1,283,602
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,283,743
Total 3,208,064
Financials (1.7%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
632,465
3.408%,  (LIBOR 1M +
1.750%), 1/15/2025
b
634,666
Cyxtera DC Holdings, Inc., Term Loan
609,836
4.670%,  (LIBOR 1M +
3.000%), 5/1/2024
b
525,654
85,000
8.940%,  (LIBOR 1M + 7.250%),
5/1/2025
b
51,160
Digicel International Finance, Ltd.,
Term Loan
798,663
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
721,456
GGP Nimbus, LLC, Term Loan
893,687
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
888,799
Grizzly Finco , Term Loan
538,636
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
535,270
Harland Clarke Holdings Corporation,
Term Loan
672,155
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
534,249
Level 3 Financing, Inc., Term Loan
660,000
3.395%,  (LIBOR 1M +
1.750%), 3/1/2027
b
658,515
MoneyGram International, Inc., Term
Loan
363,869
7.645%,  (LIBOR 1M + 6.000%),
6/30/2023
b
343,856
NCR Corporation, Term Loan
553,612
4.150%,  (LIBOR 1M +
2.500%), 8/28/2026
b
555,345
Tronox Finance, LLC, Term Loan
1,148,391
4.519%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,148,207
Total 6,597,177
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,012,463
5.145%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,015,307
Prime Security Services Borrower,
LLC, Term Loan
1,516,200
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,516,200
Rackspace Hosting, Inc., Term Loan
1,353,495
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
1,299,112
Principal
Amount Bank Loans (15.1%)
a
Value
Technology (1.2%) - continued
SS&C Technologies Holdings Europe
SARL, Term Loan
$ 157,873
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 157,840
SS&C Technologies, Inc., Term Loan
240,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
239,950
320,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
319,674
165,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
164,965
221,244
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
221,197
Total 4,934,245
Utilities (0.2%)
Core and Main, LP, Term Loan
395,888
4.572%,  (LIBOR 1M +
2.750%), 8/1/2024
b
394,775
EnergySolutions , LLC, Term Loan
295,500
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
281,957
Talen Energy Supply, LLC, Term Loan
259,350
5.395%,  (LIBOR 1M +
3.750%), 7/8/2026
b
259,241
Total 935,973
Total Bank Loans
(cost $61,357,755) 60,671,438
Shares Common Stock ( 47.8% ) Value
Communications Services (2.5%)
4,794 Activision Blizzard, Inc. 280,353
1,528 Alphabet, Inc., Class A
g
2,189,288
798 Alphabet, Inc., Class C
g
1,144,516
73,237 Auto Trader Group plc
h
540,400
3,421 Carsales.com, Ltd. 38,939
22,500 Comcast Corporation 971,775
11,035 DISH Network Corporation
g
405,647
5,353 Facebook, Inc.
g
1,080,824
38,000 HKT Trust and HKT, Ltd. 56,724
1,290 Ipsos SA 41,796
37,293 Mediaset Espana Comunicacion SA 204,184
1,700 Nippon Telegraph & Telephone
Corporation 43,345
8,992 QuinStreet , Inc.
g
116,491
3,113 Rightmove plc 26,979
17,254 Seven West Media, Ltd.
g
2,840
12,900 TV Asahi Holdings Corporation 246,061
11,538 Twitter, Inc.
g
374,754
24,480 Verizon Communications, Inc. 1,455,091
4,480 ViacomCBS , Inc. 152,902
184 Walt Disney Company 25,449
2,929 Wolters Kluwer NV 220,090
7,641 Zillow Group, Inc.
g
353,014
Total 9,971,462
Consumer Discretionary (4.4%)
1,799 Alibaba Group Holding, Ltd. ADR
g
371,655
1,555 Amazon.com, Inc.
g
3,123,560
1,600 AOKI Holdings, Inc. 15,610
3,300 Aoyama Trading Company, Ltd. 42,305
3,719 Aptiv plc 315,334
1,900 Autobacs Seven Company, Ltd. 27,687
170 AutoZone, Inc.
g
179,853

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.8%) Value
Consumer Discretionary (4.4%) - continued
2,700 Benesse Holdings, Inc. $ 74,169
3,142 Berkeley Group Holdings plc 217,408
233 Booking Holdings, Inc.
g
426,518
8,500 Bridgestone Corporation 301,062
1,016 Bright Horizons Family Solutions,
Inc.
g
166,350
1,666 Burlington Stores, Inc.
g
362,305
1,066 Century Casinos, Inc.
g
8,880
2,100 Chiyoda Company, Ltd. 28,219
29,600 Citizen Watch Company, Ltd. 143,099
6,531 Crocs, Inc.
g
247,590
4,740 D.R. Horton, Inc. 280,608
14,500 Denso Corporation 594,821
10,791 Designer Brands, Inc. 153,664
909 Emerald Expositions Events, Inc. 9,481
7,969 Etsy, Inc.
g
388,967
800 Exedy Corporation 16,555
3,318 G-III Apparel Group, Ltd.
g
90,283
5,275 Harley-Davidson, Inc. 176,185
6,362 Home Depot, Inc. 1,451,172
1,500 Honda Motor Company, Ltd. 38,363
9,914 Lowe's Companies, Inc. 1,152,403
2,156 Lululemon Athletica, Inc.
g
516,125
1,158 McDonald's Corporation 247,777
1,240 Mohawk Industries, Inc.
g
163,283
27,549 Moneysupermarket.com Group plc 118,255
7,602 Movado Group, Inc. 130,906
10,100 NHK Spring Company, Ltd. 81,320
3,607 NIKE, Inc. 347,354
116,200 Nissan Motor Company, Ltd. 630,536
5,526 Norwegian Cruise Line Holdings,
Ltd.
g
297,575
121 NVR, Inc.
g
461,853
1,900 Onward Holdings Company, Ltd. 10,914
2,327 Oxford Industries, Inc. 161,494
3,300 Park24 Company, Ltd. 82,872
2,638 Playa Hotels and Resorts NV
g
18,519
1,400 PLENUS Company, Ltd. 25,487
12,532 Red Rock Resorts, Inc. 307,159
17,310 Redrow plc 181,720
2,891 RH
g,i
603,496
2,700 Rinnai Corporation 192,461
3,800 Sangetsu Company, Ltd. 67,064
1,300 SHIMAMURA Company, Ltd. 97,673
4,430 Sony Corporation ADR 310,897
2,647 Starbucks Corporation 224,545
1,300 Start Today Company, Ltd. 21,653
44,700 Sumitomo Electric Industries, Ltd. 595,924
900 Sumitomo Forestry Company, Ltd. 12,498
32,100 Sumitomo Rubber Industries, Ltd. 352,693
6,661 Super Retail Group, Ltd. 41,474
700 Takara Standard Company, Ltd. 12,009
65,054 Taylor Wimpey plc 184,779
5,838 TJX Companies, Inc. 344,676
9,900 Toyoda Gosei Company, Ltd. 224,617
800 United Arrows, Ltd. 21,274
4,358 Zumiez , Inc.
g
135,839
Total 17,630,827
Consumer Staples (2.6%)
2,300 Arcs Company, Ltd. 40,467
4,821 Bunge, Ltd. 252,765
2,996 Carlsberg AS 437,517
1,371 Casey's General Stores, Inc. 220,539
15,927 Coca-Cola Company 930,137
11,182 Colgate-Palmolive Company 825,008
Shares Common Stock (47.8%) Value
Consumer Staples (2.6%) - continued
993 Costco Wholesale Corporation $ 303,381
23,199 Cott Corporation 354,713
3,138 ForFarmers BV 20,533
719 Glanbia plc 8,397
24,845 Hain Celestial Group, Inc.
g
601,497
2,425 John B. Sanfilippo & Son, Inc. 204,427
1,300 Kewpie Corporation 27,112
1,870 Kimberly-Clark Corporation 267,859
11 Lindt & Spruengli AG 92,333
401 L'Oreal SA 111,537
700 Ministop Company, Ltd. 9,881
8,580 Nestle SA 946,311
8,402 PepsiCo, Inc. 1,193,252
3,107 Philip Morris International, Inc. 256,949
5,573 Procter & Gamble Company 694,507
2,000 Seven & I Holdings Company, Ltd. 76,687
4,200 Sugi Holdings Company, Ltd. 210,429
13,600 Sundrug Company, Ltd. 460,878
15,489 SunOpta , Inc.
g
41,820
7,148 Turning Point Brands, Inc. 163,260
4,863 Unilever NV 283,768
2,691 Unilever plc 160,522
9,862 Wal-Mart Stores, Inc. 1,129,100
Total 10,325,586
Energy (2.0%)
14,774 BP plc ADR 533,785
4,916 Chevron Corporation 526,700
4,000 ConocoPhillips 237,720
1,844 Continental Resources, Inc. 50,194
4,964 Contura Energy, Inc.
g
28,741
3,905 Diamondback Energy, Inc. 290,532
16,575 Enbridge, Inc. 674,105
35,400 Enterprise Products Partners, LP 912,258
2,857 EOG Resources, Inc. 208,304
35,922 Euronav NV 354,909
3,290 Exxon Mobil Corporation 204,375
345 Gaztransport Et Technigaz SA 34,874
10,054 Halliburton Company 219,278
90,900 JXTG Holdings, Inc. 386,614
30,940 Marathon Oil Corporation 351,788
8,932 Marathon Petroleum Corporation 486,794
8,441 Nine Energy Service, Inc.
g
40,854
17,487 Pacific Drilling SA
g
32,176
28,426 Patterson-UTI Energy, Inc. 225,702
2,805 Pioneer Natural Resources Company 378,675
17,777 Royal Dutch Shell plc, Class A 466,830
28,767 Royal Dutch Shell plc, Class B 755,899
1,620 SEACOR Holdings, Inc.
g
60,896
4,784 Talos Energy, Inc.
g
104,961
2,081 Total SA 101,326
26,145 WPX Energy, Inc.
g
312,433
Total 7,980,723
Financials (8.8%)
16,202 AB Industrivarden 381,907
8,150 Aflac, Inc. 420,295
4,243 Allianz SE 1,012,992
15,744 Ally Financial, Inc. 504,280
2,792 American Financial Group, Inc. 303,742
5,010 American International Group, Inc. 251,803
856 Aon plc 188,534
6,355 Ares Capital Corporation 119,601
278 Argo Group International Holdings,
Ltd. 18,237
22,103 Assured Guaranty, Ltd. 1,013,201

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.8%) Value
Financials (8.8%) - continued
3,974 Baloise Holding AG $ 718,017
42,635 Bank Leumi Le-Israel BM 306,543
53,781 Bank of America Corporation 1,765,630
276 Bank of Marin Bancorp 12,160
10,245 Bank of Montreal
i
781,342
5,367 Bank of N.T. Butterfield & Son, Ltd. 178,292
5,056 Berkshire Hathaway, Inc.
g
1,134,718
946 BlackRock, Inc. 498,873
9,135 Bridgewater Bancshares, Inc.
g
120,582
6,800 Capital One Financial Corporation 678,640
6,192 Charles Schwab Corporation 282,046
2,440 Chubb, Ltd. 370,856
45,674 CI Financial Corporation 800,348
17,176 Citigroup, Inc. 1,278,066
1,217 Citizens Financial Group, Inc. 45,370
8,450 CNP Assurances 152,103
1,409 Cohen & Steers, Inc. 104,238
8,932 Comerica, Inc. 546,281
964 Commonwealth Bank of Australia 54,579
1,122 Community Trust Bancorp, Inc. 49,087
25,300 DBS Group Holdings, Ltd. 466,053
1,246 Deutsche Boerse AG 202,256
14,550 Deutsche Pfandbriefbank AG
h
234,351
22,133 DnB ASA 386,942
11,537 E*TRADE Financial Corporation 491,707
1,831 Ellington Residential Mortgage REIT 19,701
946 Enstar Group, Ltd.
g
184,744
6,522 Euronext NV
h
565,348
282 FBL Financial Group, Inc. 15,166
20,650 Fifth Third Bancorp 587,492
333 Financial Institutions, Inc. 10,260
2,315 First Busey Corporation 59,032
267 First Citizens BancShares , Inc. 140,661
126 First Financial Corporation 5,258
4,964 First Interstate BancSystem , Inc. 191,114
213 First Mid-Illinois Bancshares, Inc. 6,976
3,957 First Republic Bank 438,752
57,827 FlexiGroup , Ltd. 80,295
785 Goldman Sachs Group, Inc. 186,634
1,502 Great Southern Bancorp, Inc. 85,479
1,818 Hamilton Lane, Inc. 118,079
11,678 Hartford Financial Services Group,
Inc. 692,272
4,072 Heartland Financial USA, Inc. 199,161
17,268 Heritage Commerce Corporation 200,309
862 Hometrust Bancshares, Inc. 22,860
2,972 Horace Mann Educators Corporation 127,826
2,046 Houlihan Lokey , Inc. 106,085
118,019 HSBC Holdings plc 858,018
1,102 IA Financial Corporation, Inc. 60,646
4,422 IBERIABANK Corporation 321,524
389 Independent Bank Corporation 8,317
2,853 Intercontinental Exchange, Inc. 284,558
99,760 Israel Discount Bank, Ltd. 452,475
5,649 J.P. Morgan Chase & Company 747,702
1,675 Kemper Corporation 124,653
30,046 KeyCorp 562,161
810 L E Lundbergforetagen AB 35,164
582 Lakeland Bancorp, Inc. 9,452
7,402 Laurentian Bank of Canada
i
240,227
2,722 M&T Bank Corporation 458,711
34,984 Manulife Financial Corporation 681,493
468 Markel Corporation
g
548,950
7,740 Meridian Bancorp, Inc. 139,243
7,090 MetLife, Inc. 352,444
2,907 MidWestOne Financial Group, Inc. 94,012
Shares Common Stock (47.8%) Value
Financials (8.8%) - continued
7,930 Morgan Stanley $ 414,422
469 Muenchener Rueckversicherungs-
Gesellschaft AG 138,280
8,394 National Bank of Canada 465,748
1,255 New York Community Bancorp, Inc. 13,880
2,063 Northern Trust Corporation 201,782
1,087 Onex Corporation 69,734
1,981 Paragon Banking Group plc 13,289
1,686 Pargesa Holding SA 135,064
4,104 PCSB Financial Corporation 81,587
239 Peapack -Gladstone Financial
Corporation 6,986
404 Popular, Inc. 22,608
9,450 Power Corporation of Canada
i
235,786
2,181 Power Financial Corporation 56,610
1,554 Primerica, Inc. 184,242
7,531 Prosight Global, Inc.
g
108,974
2,310 Prudential Financial, Inc. 210,349
193 QCR Holdings, Inc. 7,932
14,435 Radian Group, Inc. 353,513
4,590 Raymond James Financial, Inc. 419,664
3,587 Royal Bank of Canada 283,458
1,141 S&P Global, Inc. 335,146
8,323 Seacoast Banking Corporation of
Florida
g
225,969
2,300 Senshu Ikeda Holdings, Inc. 4,199
5,000 Singapore Exchange, Ltd. 31,722
5,748 State Auto Financial Corporation 173,072
19,056 Sun Life Financial, Inc. 895,923
1,598 Swiss Life Holding AG 803,274
9,596 Synovus Financial Corporation 336,052
2,162 T. Rowe Price Group, Inc. 288,692
2,202 Topdanmark AS 104,056
22,465 Toronto-Dominion Bank 1,241,567
2,634 Triumph Bancorp, Inc.
g
102,673
4,042 TrustCo Bank Corporation 32,053
12,430 U.S. Bancorp 661,525
196 Washington Trust Bancorp, Inc. 9,277
2,160 Wells Fargo & Company 101,390
19,161 Zions Bancorporations NA 871,634
330 Zurich Insurance Group AG 136,989
Total 35,676,047
Health Care (6.7%)
8,191 Abbott Laboratories 713,764
2,323 Alexion Pharmaceuticals, Inc.
g
230,883
3,985 Amgen, Inc. 860,959
1,017 Anthem, Inc. 269,790
11,554 Bausch Health Companies, Inc.
g,i
316,926
1,644 Becton, Dickinson and Company 452,396
801 Biogen, Inc.
g
215,349
2,631 Catalent , Inc.
g
160,754
7,200 Centene Corporation
g
452,232
2,285 Cigna Holding Company 439,588
5,705 CSL, Ltd. 1,173,336
11,056 CVS Health Corporation 749,818
3,481 Danaher Corporation 559,989
2,747 Edwards Lifesciences Corporation
g
603,955
17,587 Gilead Sciences, Inc. 1,111,498
49,851 GlaxoSmithKline plc 1,170,471
5,413 Grifols SA 181,798
6,729 Halozyme Therapeutics, Inc.
g
127,716
1,187 Intuitive Surgical, Inc.
g
664,459
2,385 Jazz Pharmaceuticals, Inc.
g
341,890
15,549 Johnson & Johnson 2,314,780
1,000 KYORIN Holdings, Inc. 17,954

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.8%) Value
Health Care (6.7%) - continued
315 Laboratory Corporation of America
Holdings
g
$ 55,251
1,962 LHC Group, Inc.
g
285,962
2,278 Ligand Pharmaceuticals, Inc.
g,i
200,031
336 LNA Sante 17,082
15,784 Medtronic plc 1,822,105
18,112 Merck & Company, Inc. 1,547,489
1,084 Neurocrine Biosciences, Inc.
g
108,487
14,065 Novartis AG 1,328,695
16,061 Novo Nordisk AS 977,660
8,371 Optinose , Inc.
g,i
65,545
1,057 PerkinElmer, Inc. 97,751
13,520 Pfizer, Inc. 503,485
7,317 Pharming Group NV
g
10,712
4,803 Recordati SPA 205,524
4,371 Roche Holding AG 1,466,333
1,400 Sonova Holding AG 351,080
990 Stryker Corporation 208,593
5,874 Syneos Health, Inc.
g
360,429
3,715 Thermo Fisher Scientific, Inc. 1,163,501
5,583 UnitedHealth Group, Inc. 1,521,088
2,704 Universal Health Services, Inc. 370,745
973 Veeva Systems, Inc.
g
142,652
1,548 Vertex Pharmaceuticals, Inc.
g
351,473
10,457 Wright Medical Group NV
g
315,174
3,194 Zoetis, Inc. 428,667
Total 27,035,819
Industrials (6.8%)
1,515 3M Company 240,370
4,946 Aalberts NV 215,946
9,502 AGCO Corporation 666,470
16,614 Altra Industrial Motion Corporation 552,582
6,296 AMETEK, Inc. 611,656
6,311 Arcosa , Inc. 276,106
4,796 ASGN, Inc.
g
324,641
7,156 Assa Abloy AB 169,857
16,576 Atlas Copco AB, Class A 586,692
5,123 Atlas Copco AB, Class B 159,240
1,407 Boeing Company 447,806
3,174 Caterpillar, Inc. 416,905
2,203 CIA De Distribucion Integral 49,433
115 Cintas Corporation 32,082
1,059 Crane Company 90,502
510 CSW Industrials, Inc. 38,699
3,423 CSX Corporation 261,312
4,162 Curtiss-Wright Corporation 605,280
9,720 Delta Air Lines, Inc. 541,793
3,090 EMCOR Group, Inc. 253,905
6,631 Emerson Electric Company 474,979
4,663 Encore Wire Corporation 253,248
419 Expeditors International of
Washington, Inc. 30,604
26 Geberit AG 13,721
5,199 General Dynamics Corporation 912,113
260 Gorman-Rupp Company 9,597
1,700 GS Yuasa Corporation 33,542
29,111 GWA Group, Ltd.
i
69,143
2,000 Hanwa Company, Ltd. 48,233
5,300 Hino Motors, Ltd. 49,629
10,464 Honeywell International, Inc. 1,812,574
3,144 Huntington Ingalls Industries, Inc. 820,584
2,446 IDEX Corporation 400,777
7,000 Inaba Denki Sangyo Company, Ltd. 175,141
3,030 Ingersoll-Rand plc 403,687
7,840 Johnson Controls International plc 309,288
Shares Common Stock (47.8%) Value
Industrials (6.8%) - continued
1,530 Kansas City Southern $ 258,096
10,071 Kennametal, Inc. 315,122
4,300 Kinden Corporation 73,272
8,375 Koninklijke Philips NV 383,555
9,278 Legrand SA 744,981
1,427 Lockheed Martin Corporation 610,927
56,400 Marubeni Corporation 405,269
8,139 Meritor, Inc.
g
178,325
29,100 Mitsubishi Corporation 745,997
15,900 Mitsubishi Electric Corporation 220,456
2,700 Mitsuboshi Belting, Ltd. 46,066
40,700 Mitsui & Company, Ltd. 723,875
11,312 National Express Group plc 66,770
8,900 Nitto Kogyo Corporation 184,243
4,827 Nobina AB
h
36,653
1,145 Norfolk Southern Corporation 238,400
3,448 Northgate plc 12,111
1,687 Old Dominion Freight Line, Inc. 331,040
14,379 PageGroup plc 86,697
2,180 Parker-Hannifin Corporation 426,604
730 Patrick Industries, Inc. 37,872
16,016 Primoris Services Corporation 341,621
4,129 Raven Industries, Inc. 129,485
30,194 RELX plc 801,101
6,923 Ritchie Brothers Auctioneers, Inc. 292,289
426 Rockwell Automation, Inc. 81,647
1,700 Saia, Inc.
g
148,070
6,811 Sandvik AB 124,312
6,416 Schneider Electric SE 639,847
14,806 Signify NV
h
493,439
20,036 SKF AB 366,751
137,500 Sojitz Corporation 432,794
14,190 Southwest Airlines Company 780,166
1,416 Spirax-Sarco Engineering plc 166,344
29,100 Sumitomo Corporation 432,853
1,300 Taikisha, Ltd. 44,453
458 Teledyne Technologies, Inc.
g
167,197
3,700 Toppan Forms Company, Ltd. 41,985
2,545 Transcontinental, Inc. 29,923
2,800 Tsubakimoto Chain Company 86,164
5,110 United Airlines Holdings, Inc.
g
382,228
2,263 United Rentals, Inc.
g
307,066
7,675 United Technologies Corporation 1,152,785
2,177 Valmont Industries, Inc. 309,265
5,306 Verisk Analytics, Inc. 862,066
4,240 Volvo AB 72,477
1,019 Waste Connections, Inc. 98,140
1,600 Yuasa Trading Company, Ltd. 51,334
Total 27,320,270
Information Technology (9.1%)
3,580 Accenture plc 734,652
1,452 Adobe, Inc.
g
509,855
1,929 Advanced Energy Industries, Inc.
g
134,914
25,171 Advanced Micro Devices, Inc.
g
1,183,037
6,717 Akamai Technologies, Inc.
g
627,032
3,240 Alliance Data Systems Corporation 333,040
9,384 Amadeus IT Holding SA 735,765
5,783 Amphenol Corporation 575,235
2,234 ANSYS, Inc.
g
612,853
13,140 Apple, Inc. 4,066,961
4,238 Automatic Data Processing, Inc. 726,351
4,666 BE Semiconductor Industries NV 197,543
3,715 Blackline, Inc.
g
227,247
1,062 Broadcom, Ltd. 324,080
1,152 Broadridge Financial Solutions, Inc. 137,261

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.8%) Value
Information Technology (9.1%) - continued
6,500 Canon, Inc. $ 170,458
14,595 CGI, Inc.
g
1,117,509
16,971 Ciena Corporation
g
690,211
47,086 Cisco Systems, Inc. 2,164,543
2,125 Clearwater Energy, Inc. 43,966
2,744 Computer Services, Inc. 137,310
10,875 Computershare, Ltd. 128,412
1,020 Dialog Semiconductor plc
g
44,806
10,778 Dolby Laboratories, Inc. 747,346
229 Euronet Worldwide, Inc.
g
36,100
1,552 Fiserv, Inc.
g
184,083
800 Fuji Soft, Inc. 32,065
27,256 Halma plc 756,529
254 International Business Machines
Corporation 36,507
2,808 Intuit, Inc. 787,307
1,017 Jack Henry & Associates, Inc. 152,082
2,115 KLA-Tencor Corporation 350,540
947 Lam Research Corporation 282,405
5,135 Lattice Semiconductor Corporation
g
95,511
5,303 MasterCard, Inc. 1,675,430
1,218 Maxim Integrated Products, Inc. 73,226
3,080 Microchip Technology, Inc. 300,238
10,566 Micron Technology, Inc.
g
560,949
29,439 Microsoft Corporation 5,011,401
814 Monolithic Power Systems, Inc. 139,332
1,849 Motorola Solutions, Inc. 327,273
6,507 National Instruments Corporation 290,407
4,600 NEC Networks & System Integration
Corporation 171,931
1,577 Nice, Ltd. ADR
g
271,717
28,370 Nuance Communications, Inc.
g
536,760
1,313 NVIDIA Corporation 310,433
12,024 Oracle Corporation 630,659
500 Oracle Corporation Japan 43,279
3,198 Paychex, Inc. 274,292
3,688 PayPal Holdings, Inc.
g
420,026
2,457 Plexus Corporation
g
174,742
3,630 QUALCOMM, Inc. 309,675
1,317 Rogers Corporation
g
155,077
1,800 Ryoyo Electro Corporation 30,480
8,845 SailPoint Technologies Holdings, Inc.
g
221,921
2,796 Salesforce.com, Inc.
g
509,739
327 Samsung Electronics Company, Ltd.
GDR 380,944
1,261 ServiceNow , Inc.
g
426,508
2,562 Square, Inc.
g
191,356
2,294 Synopsys, Inc.
g
338,388
5,065 TE Connectivity, Ltd. 466,892
7,843 Teradyne, Inc. 517,560
11,598 Texas Instruments, Inc. 1,399,299
350 TTM Technologies, Inc.
g
5,036
5,500 Virtusa Corporation
g
229,020
5,302 Visa, Inc. 1,054,939
1,420 VMware, Inc.
g
210,245
Total 36,742,690
Materials (1.7%)
5,800 Air Water, Inc. 79,664
8,240 Alcoa Corporation
g
114,948
523 AptarGroup, Inc. 60,412
6,197 Ball Corporation 447,299
6,420 CF Industries Holdings, Inc. 258,598
6,540 Eastman Chemical Company 466,106
4,191 Ecolab, Inc. 821,897
9,032 Granges AB 83,436
Shares Common Stock (47.8%) Value
Materials (1.7%) - continued
13,971 Hexpol AB $ 125,948
2,400 Hokuetsu Corporation 11,063
4,059 Koninklijke DSM NV 494,004
8,100 Kyoei Steel, Ltd. 142,070
1,500 Lintec Corporation 32,425
12,435 Louisiana-Pacific Corporation 381,506
400 Maruichi Steel Tube, Ltd. 11,099
600 Mitsubishi Materials Corporation 15,090
5,700 Nippon Light Metal Holdings
Company, Ltd. 10,876
43,600 Nippon Steel Corporation 604,971
600 Nissan Chemical Industries, Ltd. 24,794
4,920 Nucor Corporation 233,651
3,173 PPG Industries, Inc. 380,252
1,373 Rio Tinto, Ltd. 89,091
19,878 Sandfire Resources, Ltd. 73,009
500 Sanyo Special Steel Company, Ltd. 6,777
845 Sherwin-Williams Company 470,657
10,226 Steel Dynamics, Inc. 305,553
1,300 Taiyo Holdings Company, Ltd. 54,992
5,900 Toagosei Company, Ltd. 65,966
49,700 Toray Industries, Inc. 325,203
210 UFP Technologies, Inc.
g
9,792
2,100 United States Lime & Minerals, Inc. 188,475
10,904 UPM- Kymmene Oyj 343,569
8,309 Verso Corporation
g
140,007
Total 6,873,200
Real Estate (2.3%)
3,512 Agree Realty Corporation 266,666
3,033 Alexandria Real Estate Equities, Inc. 494,986
5,777 Allied Properties REIT 241,050
4,891 Alstria Office REIT AG 97,033
8,606 American Campus Communities, Inc. 394,757
1,175 American Tower Corporation 272,295
5,604 Apple Hospitality REIT, Inc. 84,172
90,148 Ascendas REIT 207,569
11,800 Ascott Trust 10,896
4,754 Camden Property Trust 534,492
10,362 Castellum AB 254,667
3,468 Choice Properties REIT 38,312
171 Cofinimmo SA 27,271
1,067 CoreSite Realty Corporation 125,319
6,679 Cousins Properties, Inc. 273,371
4,400 Daito Trust Construction Company,
Ltd. 518,305
728 Deutsche EuroShop AG 19,848
2,423 Digital Realty Trust, Inc. 298,005
5,839 Douglas Emmett, Inc. 242,319
11,039 Duke Realty Corporation 400,826
1,791 Entra ASA
h
30,565
7,299 Equity Residential 606,401
518 First Capital REIT 8,482
1,312 First Industrial Realty Trust, Inc. 56,022
7,623 Granite REIT 411,909
25,703 Host Hotels & Resorts, Inc. 419,987
45,000 Hysan Development Company, Ltd. 167,984
3,509 Klepierre SA 119,278
1,234 Kungsleden AB 13,152
286 LEG Immobilien AG 35,275
23,200 Mapletree Commercial Trust 39,842
10,476 MGIC Investment Corporation 144,464
1,181 National Retail Properties, Inc. 66,136
2,873 National Storage Affiliates Trust 98,113
532 Northview Apartment REIT 12,345
7,351 Physicians Realty Trust 142,242

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.8%) Value
Real Estate (2.3%) - continued
5,333 PSP Swiss Property AG $ 806,387
7,466 Quebecor, Inc. 185,268
6,263 RioCan REIT 128,535
17,000 Road King Infrastructure, Ltd. 28,540
3,636 Store Capital Corporation 142,713
2,593 Swiss Prime Site AG 316,567
15,868 TAG Immobilien AG 418,214
1,848 Terreno Realty Corporation 105,816
40,200 Wing Tai Holdings, Ltd. 58,918
Total 9,365,314
Utilities (0.9%)
7,108 AGL Energy, Ltd. 94,332
7,607 Alliant Energy Corporation 451,552
6,409 CMS Energy Corporation 439,081
9,692 Enagas SA 261,140
4,266 Entergy Corporation 561,064
17,741 Exelon Corporation 844,294
2,551 New Jersey Resources Corporation 105,407
2,487 Northland Power, Inc. 55,983
1,810 NorthWestern Corporation 139,316
4,233 PNM Resources, Inc. 229,556
2,621 Public Service Enterprise Group, Inc. 155,163
1,698 Spire, Inc. 143,175
358 Unitil Corporation 22,085
Total 3,502,148
Total Common Stock
(cost $168,566,846) 192,424,086
Principal
Amount Long-Term Fixed Income ( 24.5% ) Value
Asset-Backed Securities (2.0%)
Babson CLO, Ltd.
625,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,h
614,284
Bayview Opportunity Master Fund
Trust
50,917
3.228%,  8/28/2034, Ser.
2019-LT1, Class A1
h
50,923
Benefit Street Partners CLO IV, Ltd.
300,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
300,216
Business Jet Securities, LLC
351,579
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
360,515
Cent CLO, LP
750,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
746,468
College Ave Student Loans, LLC
191,398
3.311%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
191,626
Foundation Finance Trust
144,282
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
145,259
Harley Marine Financing, LLC
401,401
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
359,254
Madison Park Funding XIV, Ltd.
425,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
423,690
Principal
Amount Long-Term Fixed Income (24.5%) Value
Asset-Backed Securities (2.0%) - continued
OHA Credit Funding 1, Ltd.
$ 350,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
$ 350,023
OZLM Funding II, Ltd.
700,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
696,683
OZLM IX, Ltd.
400,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
400,688
Palmer Square Loan Funding, Ltd.
300,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
299,997
Park Avenue Institutional Advisers
CLO, Ltd.
700,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
699,995
Pretium Mortgage Credit Partners,
LLC
385,196
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,j
386,248
176,913
4.826%,  9/25/2058, Ser.
2018-NPL4, Class A1
h,j
178,117
Riserva CLO, Ltd.
325,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
325,410
Sound Point CLO X, Ltd.
350,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
346,549
Sound Point CLO XXI, Ltd.
700,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
695,688
THL Credit Wind River CLO, Ltd.
350,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
345,505
Vericrest Opportunity Loan
Transferee
270,726
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,j
271,312
Total 8,188,450
Basic Materials (0.4%)
Anglo American Capital plc
76,000 4.125%,  9/27/2022
h
79,717
BHP Billiton Finance USA, Ltd.
132,000 6.750%,  10/19/2075
b,h
155,100
Chemours Company
110,000 6.625%,  5/15/2023 108,287
First Quantum Minerals, Ltd.
220,000 7.500%,  4/1/2025
h
216,700
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 39,319
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
h
111,925
Norbord, Inc.
110,000 5.750%,  7/15/2027
h
115,500

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Basic Materials (0.4%) - continued
Novelis Corporation
$ 190,000 5.875%,  9/30/2026
h
$ 201,400
30,000 4.750%,  1/30/2030
h
30,056
Olin Corporation
150,000 5.125%,  9/15/2027 156,327
Peabody Securities Finance
Corporation
170,000 6.375%,  3/31/2025
h
141,100
Syngenta Finance NV
64,000 3.933%,  4/23/2021
h
65,336
Tronox Finance plc
120,000 5.750%,  10/1/2025
h
118,500
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
59,544
Total 1,598,811
Capital Goods (1.3%)
AECOM
235,000 5.125%,  3/15/2027 250,815
Aerojet Rocketdyne Holdings, Inc.,
Convertible
219,000 2.250%,  12/15/2023 445,536
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
h
154,143
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
h
219,450
Bombardier, Inc.
235,000 7.500%,  3/15/2025
h
225,600
Building Materials Corporation of
America
285,000 6.000%,  10/15/2025
h
297,469
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 53,295
44,000 1.950%,  11/18/2022 44,412
Cemex SAB de CV
200,000 5.450%,  11/19/2029
h
213,250
Chart Industries, Inc., Convertible
26,000 1.000%,  11/15/2024
h
32,809
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,443
CNH Industrial Capital, LLC
56,000 4.875%,  4/1/2021 57,543
Covanta Holding Corporation
110,000 6.000%,  1/1/2027 114,400
Crown Americas Capital Corporation
IV
260,000 4.500%,  1/15/2023 273,372
Dycom Industries, Inc., Convertible
143,000 0.750%,  9/15/2021 137,974
General Electric Company
240,000 5.000%,  1/21/2021
b,k
237,362
H&E Equipment Services, Inc.
190,000 5.625%,  9/1/2025 198,075
John Deere Capital Corporation
44,000 2.050%,  1/9/2025 44,657
KBR, Inc., Convertible
235,000 2.500%,  11/1/2023
h
287,367
L3Harris Technologies, Inc.
65,000 4.950%,  2/15/2021
h
66,479
Lockheed Martin Corporation
60,000 2.500%,  11/23/2020 60,344
Owens-Brockway Glass Container,
Inc.
230,000 5.000%,  1/15/2022
h
238,050
Principal
Amount Long-Term Fixed Income (24.5%) Value
Capital Goods (1.3%) - continued
Parker-Hannifin Corporation
$ 64,000 2.700%,  6/14/2024 $ 66,225
Patrick Industries, Inc., Convertible
77,000 1.000%,  2/1/2023 73,778
Republic Services, Inc.
36,000 2.500%,  8/15/2024 36,896
Reynolds Group Issuer, Inc.
250,000 5.125%,  7/15/2023
h
255,938
Rockwell Collins, Inc.
37,000 2.800%,  3/15/2022 37,798
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 31,543
Textron Financial Corporation
140,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
114,100
TransDigm , Inc.
160,000 5.500%,  11/15/2027
h
160,984
TTM Technologies, Inc., Convertible
160,000 1.750%,  12/15/2020 243,656
United Rentals North America, Inc.
300,000 5.500%,  7/15/2025 310,410
United Technologies Corporation
70,000 3.950%,  8/16/2025 77,335
Waste Management, Inc.
32,000 2.950%,  6/15/2024 33,456
Total 5,152,964
Collateralized Mortgage Obligations (4.4%)
Alternative Loan Trust 2007-6
162,372
5.750%,  4/25/2047, Ser.
2007-6, Class A4 142,434
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
352,988
1,100,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
1,101,453
Banc of America Alternative Loan
Trust
245,316
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 239,056
Banc of America Mortgage Securities
Trust
284,187
3.986%,  9/25/2035, Ser.
2005-H, Class 3A1
b
284,523
59,166
4.048%,  9/25/2035, Ser.
2005-H, Class 2A1
b
58,893
234,945
6.000%,  5/25/2036, Ser.
2006-1, Class A5 233,999
Bellemeade Re, Ltd.
501,707
3.261%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
502,853
CHL Mortgage Pass-Through Trust
271,435
3.429%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
250,713
133,991
3.815%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
132,717
371,233
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 309,581
CIM Trust
256,685
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
269,905
Citigroup Mortgage Loan Trust, Inc.
320,522
4.738%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
321,812

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Countrywide Alternative Loan Trust
$ 292,813
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 $ 173,039
Countrywide Home Loan Mortgage
Pass Through Trust
149,920
3.609%,  11/25/2035, Ser.
2005-22, Class 2A1
b
136,134
Credit Suisse First Boston Mortgage
Securities Corporation
119,308
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 122,535
Credit Suisse Mortgage Capital
Certificates
175,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,j
175,041
242,666
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
244,470
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
225,764
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 234,502
Eagle Re, Ltd.
600,000
3.461%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
602,055
Federal Home Loan Mortgage
Corporation
977,474
3.500%,  8/15/2035, Ser.
345, Class C8
l
113,633
Federal Home Loan Mortgage
Corporation - REMIC
809,931
3.000%,  5/15/2027, Ser.
4046, Class GI
l
52,631
900,332
3.500%,  10/15/2032, Ser.
4119, Class KI
l
113,837
928,878
3.000%,  4/15/2033, Ser.
4203, Class DI
l
74,457
Federal National Mortgage
Association - REMIC
1,054,625
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
75,514
873,472
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
54,395
1,359,779
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
83,895
2,088,452
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
147,190
1,171,151
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
77,097
640,825
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
40,205
1,529,475
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
100,821
2,429,502
3.000%,  3/25/2028, Ser.
2013-18, Class IL
l
157,271
842,689
2.500%,  6/25/2028, Ser.
2013-87, Class IW
l
52,999
917,418
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
54,044
563,600
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
64,868
Principal
Amount Long-Term Fixed Income (24.5%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Genworth Mortgage Insurance
Corporation
$ 150,000
3.561%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
$ 150,582
GMAC Mortgage Corporation Loan
Trust
145,879
3.930%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
142,947
22,474
2.161%,  (LIBOR 1M + 0.500%),
8/25/2035, Ser. 2005-HE1,
Class A2
b,m
27,430
IndyMac INDA Mortgage Loan Trust
746,019
3.882%,  8/25/2036, Ser.
2006-AR1, Class A1
b
726,471
IndyMac INDX Mortgage Loan Trust
311,146
1.871%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
295,311
J.P. Morgan Alternative Loan Trust
132,637
4.134%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
126,857
394,384
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 326,667
Legacy Mortgage Asset Trust
374,503
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
378,670
419,343
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
h,j
422,493
Lehman Mortgage Trust
29,845
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 31,772
Master Asset Securitization Trust
368,638
2.161%,  (LIBOR 1M + 0.500%),
6/25/2036, Ser. 2006-2, Class
2A2
b
149,341
Merrill Lynch Mortgage Investors
Trust
238,994
4.310%,  6/25/2035, Ser.
2005-A5, Class M1
b
255,703
Preston Ridge Partners Mortgage
Trust, LLC
119,715
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,j
120,754
394,495
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,j
396,167
359,776
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
361,459
Pretium Mortgage Credit Partners,
LLC
305,773
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
h,j
306,361
Radnor RE, Ltd.
475,000
4.361%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
478,388
RCO Mortgage, LLC
194,155
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,j
194,587
450,632
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
451,435
Renaissance Home Equity Loan Trust
457,524
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
j
231,031

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Residential Accredit Loans, Inc. Trust
$ 178,027
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 180,132
179,583
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 178,611
123,366
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 117,046
Residential Asset Securitization Trust
183,371
3.500%,  1/25/2034, Ser.
2004-IP1, Class A1
b
184,124
Residential Funding Mortgage
Security I Trust
298,316
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 293,061
Stanwich Mortgage Loan Trust
169,312
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,j
169,325
Starwood Mortgage Residential Trust
313,375
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
319,662
Structured Adjustable Rate Mortgage
Loan Trust
101,959
4.230%,  7/25/2035, Ser.
2005-15, Class 4A1
b
96,218
210,472
4.079%,  9/25/2035, Ser.
2005-18, Class 1A1
b
187,246
Structured Asset Mortgage
Investments, Inc.
402,682
1.971%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
415,647
Toorak Mortgage Corporation
450,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
h,j
452,797
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,j
506,162
Vericrest Opportunity Loan
Transferee
100,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,j
100,049
Vericrest Opportunity Loan Trust
78,878
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
h,j
79,409
111,001
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,j
111,249
500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,j
502,514
Verus Securitization Trust
307,014
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
309,810
Wachovia Asset Securitization, Inc.
187,841
1.801%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,h,m
174,186
WaMu Mortgage Pass Through
Certificates
236,339
3.025%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
227,002
145,474
2.885%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
142,437
Principal
Amount Long-Term Fixed Income (24.5%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Wells Fargo Home Equity Trust
$ 187,596
2.161%,  (LIBOR 1M + 0.500%),
4/25/2034, Ser. 2004-1, Class
M1
b
$ 184,799
Total 17,657,472
Commercial Mortgage-Backed Securities (0.2%)
Federal National Mortgage
Association
295,392 4.500%,  5/1/2048 312,787
Federal National Mortgage
Association - ACES
4,494,010
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
506,670
Total 819,457
Communications Services (2.0%)
AMC Networks, Inc.
125,000 5.000%,  4/1/2024 127,500
American Tower Corporation
60,000 2.800%,  6/1/2020 60,120
46,000 3.375%,  5/15/2024 48,410
37,000 2.950%,  1/15/2025 38,553
AT&T, Inc.
128,000 4.450%,  4/1/2024 139,973
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
h
104,500
100,000 5.125%,  5/1/2027
h
104,500
CCOH Safari, LLC
310,000 5.750%,  2/15/2026
h
325,295
Charter Communications Operating,
LLC
68,000 3.579%,  7/23/2020 68,401
32,000 4.500%,  2/1/2024 34,764
33,000 4.908%,  7/23/2025 36,932
Comcast Corporation
76,000 1.625%,  1/15/2022 76,085
35,000 3.700%,  4/15/2024 37,662
35,000 3.950%,  10/15/2025 38,709
Cox Communications, Inc.
48,000 2.950%,  6/30/2023
h
49,299
Crown Castle International
Corporation
25,000 3.400%,  2/15/2021 25,354
39,000 3.150%,  7/15/2023 40,460
29,000 4.450%,  2/15/2026 32,299
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
h
209,541
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
h
36,695
Discovery Communications, LLC
75,000 2.950%,  3/20/2023 77,151
DISH Network Corporation,
Convertible
993,000 3.375%,  8/15/2026 963,879
Embarq Corporation
110,000 7.995%,  6/1/2036 122,260
Fox Corporation
68,000 4.030%,  1/25/2024
h
73,189
Frontier Communications
Corporation
180,000 8.000%,  4/1/2027
h
187,884

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Communications Services (2.0%) - continued
GCI Liberty, Inc., Convertible
$ 680,000 1.750%,  9/30/2046
h
$ 984,116
Gray Escrow, Inc.
100,000 7.000%,  5/15/2027
h
108,880
iHeartCommunications , Inc.
150,000 4.750%,  1/15/2028
h
152,891
Lamar Media Corporation
70,000 3.750%,  2/15/2028
e,h
70,468
Level 3 Financing, Inc.
190,000 5.250%,  3/15/2026 197,619
190,000 4.625%,  9/15/2027
h
195,229
Liberty Interactive, LLC, Convertible
109,000 3.500%,  1/15/2031 103,466
Liberty Media Corporation,
Convertible
405,000 1.000%,  1/30/2023 543,629
Moody's Corporation
38,000 2.750%,  12/15/2021 38,700
Neptune Finco Corporation
95,000 10.875%,  10/15/2025
h
105,232
Netflix, Inc.
200,000 4.875%,  4/15/2028 214,000
Nexstar Escrow Corporation
70,000 5.625%,  8/1/2024
h
72,800
90,000 5.625%,  7/15/2027
h
94,842
Sirius XM Radio, Inc.
210,000 5.000%,  8/1/2027
h
220,500
Sprint Corporation
385,000 7.625%,  2/15/2025 400,781
Telesat Canada / Telesat , LLC
120,000 4.875%,  6/1/2027
h
123,282
T-Mobile USA, Inc.
310,000 4.500%,  2/1/2026 318,813
Twitter, Inc., Convertible
364,000 0.250%,  6/15/2024 357,489
Verizon Communications, Inc.
91,000 2.946%,  3/15/2022 93,262
73,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
75,140
Viacom, Inc.
55,000 4.250%,  9/1/2023 59,233
85,000 5.875%,  2/28/2057
b
89,314
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
h
209,754
Vodafone Group plc
48,000 3.750%,  1/16/2024 51,196
Windstream Services, LLC
70,000 8.625%,  10/31/2025
f,h
68,250
Ziggo BV
100,000 5.500%,  1/15/2027
h
106,000
Total 8,114,301
Consumer Cyclical (1.3%)
1011778 B.C., ULC
220,000 4.375%,  1/15/2028
h
220,528
Allison Transmission, Inc.
280,000 5.000%,  10/1/2024
h
285,256
American Honda Finance
Corporation
57,000 2.000%,  2/14/2020 57,002
53,000 2.050%,  1/10/2023 53,607
BMW Finance NV
31,000 2.250%,  8/12/2022
h
31,449
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
h
114,777
Principal
Amount Long-Term Fixed Income (24.5%) Value
Consumer Cyclical (1.3%) - continued
Brookfield Residential Properties,
Inc.
$ 225,000 6.250%,  9/15/2027
h
$ 240,750
Cinemark USA, Inc.
204,000 4.875%,  6/1/2023 206,550
D.R. Horton, Inc.
53,000 2.550%,  12/1/2020 53,306
Daimler Finance North America, LLC
29,000 2.550%,  8/15/2022
h
29,392
Ford Motor Credit Company, LLC
57,000 3.336%,  3/18/2021 57,652
71,000 5.596%,  1/7/2022 74,928
56,000 3.350%,  11/1/2022 56,862
23,000 4.063%,  11/1/2024 23,729
General Motors Financial Company,
Inc.
57,000 2.650%,  4/13/2020 57,076
57,000 4.375%,  9/25/2021 59,174
33,000 4.200%,  11/6/2021 34,151
37,000 3.150%,  6/30/2022 37,863
63,000 3.950%,  4/13/2024 66,462
44,000 2.900%,  2/26/2025 44,407
Hanesbrands, Inc.
150,000 4.875%,  5/15/2026
h
158,062
Harley-Davidson Financial Services,
Inc.
48,000 4.050%,  2/4/2022
h
49,816
Hilton Domestic Operating Company,
Inc.
210,000 4.875%,  1/15/2030 222,075
Home Depot, Inc.
60,000 2.625%,  6/1/2022 61,450
Hyundai Capital America
48,000 3.000%,  6/20/2022
h
48,919
L Brands, Inc.
54,000 6.694%,  1/15/2027 55,890
Landry's, Inc.
110,000 6.750%,  10/15/2024
h
113,047
Lennar Corporation
55,000 2.950%,  11/29/2020 55,138
18,000 4.125%,  1/15/2022 18,472
265,000 4.500%,  4/30/2024 282,887
Live Nation Entertainment, Inc.
100,000 5.625%,  3/15/2026
h
106,500
70,000 4.750%,  10/15/2027
h
72,016
Macy's Retail Holdings, Inc.
9,000 3.875%,  1/15/2022 9,157
22,000 2.875%,  2/15/2023 22,041
Mattamy Group Corporation
190,000 5.250%,  12/15/2027
h
199,025
McDonald's Corporation
64,000 3.350%,  4/1/2023 67,052
MGM Resorts International
175,000 6.000%,  3/15/2023 192,010
190,000 5.750%,  6/15/2025 211,816
Prime Security Services Borrower,
LLC
215,000 5.750%,  4/15/2026
h
226,825
Ralph Lauren Corporation
60,000 2.625%,  8/18/2020 60,228
Ryman Hospitality Properties, Inc.
120,000 4.750%,  10/15/2027
h
124,800
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
h
102,846
40,000 7.000%,  5/15/2028
h
42,175

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Consumer Cyclical (1.3%) - continued
ServiceMaster Company, LLC
$ 210,000 5.125%,  11/15/2024
h
$ 217,029
Six Flags Entertainment Corporation
100,000 4.875%,  7/31/2024
h
102,375
110,000 5.500%,  4/15/2027
h
114,268
Staples, Inc.
110,000 7.500%,  4/15/2026
h
112,684
Viking Cruises, Ltd.
150,000 5.875%,  9/15/2027
h
153,758
Visa, Inc.
60,000 2.200%,  12/14/2020 60,259
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
h
59,361
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
h
53,325
Total 5,180,227
Consumer Non-Cyclical (1.5%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 77,532
40,000 3.400%,  11/30/2023 42,507
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,021
62,000 2.300%,  11/21/2022
h
62,732
95,000 3.600%,  5/14/2025 101,522
Albertson's Companies, Inc.
220,000 6.625%,  6/15/2024 228,800
40,000 4.875%,  2/15/2030
e,h
41,100
Allergan Sales, LLC
19,000 4.875%,  2/15/2021
h
19,443
Allergan, Inc.
36,000 2.800%,  3/15/2023 36,642
Altria Group, Inc.
32,000 3.800%,  2/14/2024 34,075
32,000 4.400%,  2/14/2026 35,352
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 34,777
Anheuser-Busch InBev Finance, Inc.
34,000 3.300%,  2/1/2023 35,518
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 56,257
B&G Foods, Inc.
170,000 5.250%,  9/15/2027 169,575
BAT Capital Corporation
38,000 2.764%,  8/15/2022 38,761
51,000 3.222%,  8/15/2024 53,028
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
h
108,314
30,000 5.000%,  1/30/2028
h
30,375
30,000 5.250%,  1/30/2030
h
30,562
Bayer U.S. Finance II, LLC
64,000 3.500%,  6/25/2021
h
65,380
Becton, Dickinson and Company
64,000 3.363%,  6/6/2024 67,540
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 67,682
Bristol-Myers Squibb Company
51,000 3.625%,  5/15/2024
h
54,544
Bunge, Ltd. Finance Corporation
60,000 3.500%,  11/24/2020 60,778
Cardtronics , Inc., Convertible
258,000 1.000%,  12/1/2020 271,413
Principal
Amount Long-Term Fixed Income (24.5%) Value
Consumer Non-Cyclical (1.5%) - continued
Centene Corporation
$ 200,000 4.750%,  1/15/2025 $ 206,666
30,000 4.250%,  12/15/2027
h
31,350
80,000 4.625%,  12/15/2029
h
86,104
Cigna Corporation
69,000 4.125%,  11/15/2025 75,873
Conagra Brands, Inc.
34,000 3.800%,  10/22/2021 35,179
34,000 4.300%,  5/1/2024 37,088
Constellation Brands, Inc.
64,000 4.250%,  5/1/2023 68,644
CVS Health Corporation
38,000 2.750%,  12/1/2022 38,799
111,000 3.700%,  3/9/2023 116,434
64,000 4.100%,  3/25/2025 69,626
Encompass Health Corporation
100,000 4.500%,  2/1/2028 103,004
Energizer Holdings, Inc.
210,000 6.375%,  7/15/2026
h
223,660
Express Scripts Holding Company
38,000 4.750%,  11/15/2021 39,872
General Mills, Inc.
32,000 3.700%,  10/17/2023 34,053
32,000 3.650%,  2/15/2024 33,930
HCA, Inc.
290,000 5.375%,  2/1/2025 324,104
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
36,869
JBS USA, LLC
100,000 5.750%,  6/15/2025
h
103,550
220,000 5.500%,  1/15/2030
h
237,600
Kellogg Company
70,000 3.125%,  5/17/2022 71,944
Keurig Dr Pepper, Inc.
74,000 3.551%,  5/25/2021 75,719
Kroger Company
37,000 2.800%,  8/1/2022 37,940
Mead Johnson Nutrition Company
60,000 3.000%,  11/15/2020 60,574
Mondelez International Holdings
Netherlands BV
55,000 2.000%,  10/28/2021
h
55,209
Mylan NV
37,000 3.150%,  6/15/2021 37,589
Mylan, Inc.
36,000 4.200%,  11/29/2023 38,205
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
101,750
Pernod Ricard SA
30,000 5.750%,  4/7/2021
h
31,400
Reynolds American, Inc.
32,000 4.850%,  9/15/2023 35,039
Scotts Miracle- Gro Company
120,000 4.500%,  10/15/2029
h
124,050
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 74,661
Simmons Foods, Inc.
110,000 5.750%,  11/1/2024
h
111,100
Spectrum Brands, Inc.
160,000 5.750%,  7/15/2025 166,200
50,000 5.000%,  10/1/2029
h
51,958
Teleflex, Inc.
170,000 4.625%,  11/15/2027 178,925

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Consumer Non-Cyclical (1.5%) - continued
Tenet Healthcare Corporation
$ 50,000 4.625%,  7/15/2024 $ 51,250
160,000 5.125%,  11/1/2027
h
168,400
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,775
90,000 2.800%,  7/21/2023 83,685
UnitedHealth Group, Inc.
60,000 3.350%,  7/15/2022 62,338
VRX Escrow Corporation
430,000 6.125%,  4/15/2025
h
442,307
Zimmer Biomet Holdings, Inc.
64,000 3.550%,  4/1/2025 68,321
Zoetis, Inc.
55,000 3.450%,  11/13/2020 55,595
54,000 3.250%,  2/1/2023 56,108
Total 6,020,677
Energy (1.2%)
Antero Resources Corporation
100,000 5.125%,  12/1/2022 86,250
Archrock Partners, LP
60,000 6.250%,  4/1/2028
h
61,725
BP Capital Markets America, Inc.
152,000 2.520%,  9/19/2022 154,831
BP Capital Markets plc
38,000 2.315%,  2/13/2020 38,005
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 59,536
10,000 4.125%,  12/1/2027 9,870
Canadian Natural Resources, Ltd.
38,000 2.950%,  1/15/2023 39,053
Canadian Oil Sands, Ltd.
37,000 9.400%,  9/1/2021
h
40,766
Cheniere Corpus Christi Holdings,
LLC
175,000 7.000%,  6/30/2024 202,652
Cheniere Energy Partners, LP
245,000 5.625%,  10/1/2026 256,638
Chesapeake Energy Corporation
65,000 11.500%,  1/1/2025
h
52,305
Continental Resources, Inc.
21,000 5.000%,  9/15/2022 21,110
46,000 4.500%,  4/15/2023 48,567
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 31,523
Enagas SA
335,000 5.500%,  1/15/2028
h
335,000
Enbridge, Inc.
38,000 2.900%,  7/15/2022 38,892
244,000 6.250%,  3/1/2078
b
266,328
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,297
64,000 5.875%,  1/15/2024 71,421
74,000 6.625%,  2/15/2028
b,k
69,930
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 109,800
Enterprise Products Operating, LLC
190,000 4.875%,  8/16/2077
b
190,097
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 61,518
Hess Corporation
37,000 3.500%,  7/15/2024 38,586
Kinder Morgan Energy Partners, LP
76,000 3.450%,  2/15/2023 79,050
Principal
Amount Long-Term Fixed Income (24.5%) Value
Energy (1.2%) - continued
Marathon Petroleum Corporation
$ 32,000 4.750%,  12/15/2023 $ 35,003
MPLX, LP
57,000 4.500%,  7/15/2023 61,158
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 112,750
Nabors Industries, Inc.
100,000 5.750%,  2/1/2025 82,000
Nabors Industries, Ltd.
30,000 7.250%,  1/15/2026
h
30,037
Newfield Exploration Company
32,000 5.625%,  7/1/2024 35,325
Occidental Petroleum Corporation
12,000 4.850%,  3/15/2021 12,358
71,000 2.700%,  8/15/2022 72,146
53,000 2.900%,  8/15/2024 54,161
Parsley Energy, LLC
100,000 5.625%,  10/15/2027
h
105,950
Plains All American Pipeline, LP
83,000 5.000%,  2/1/2021 84,763
155,000 6.125%,  11/15/2022
b,k
143,576
12,000 2.850%,  1/31/2023 12,243
Sabine Pass Liquefaction, LLC
38,000 6.250%,  3/15/2022 40,817
38,000 5.625%,  4/15/2023 41,575
Southwestern Energy Company
185,000 7.500%,  4/1/2026
i
154,419
Sunoco Logistics Partners
Operations, LP
60,000 4.400%,  4/1/2021 61,457
Sunoco, LP
100,000 5.500%,  2/15/2026 102,876
100,000 5.875%,  3/15/2028 106,385
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 114,125
Transocean Guardian, Ltd.
100,201 5.875%,  1/15/2024
h
102,331
Transocean, Ltd.
80,000 8.000%,  2/1/2027
h
74,464
Viper Energy Partners, LP
150,000 5.375%,  11/1/2027
h
156,375
W&T Offshore, Inc.
170,000 9.750%,  11/1/2023
h
160,956
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 39,108
Western Midstream Operating, LP
29,000 3.100%,  2/1/2025 29,155
Williams Partners, LP
77,000 4.000%,  11/15/2021 79,348
WPX Energy, Inc.
135,000 5.750%,  6/1/2026 141,412
60,000 5.250%,  10/15/2027 62,700
Total 4,711,723
Financials (4.4%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 61,741
AerCap Ireland Capital, Ltd.
29,000 3.500%,  1/15/2025 30,429
AIG Global Funding
74,000 2.150%,  7/2/2020
h
74,113
Air Lease Corporation
73,000 2.500%,  3/1/2021 73,563
Aircastle , Ltd.
46,000 5.000%,  4/1/2023 49,815

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Financials (4.4%) - continued
Ally Financial, Inc.
$ 195,000 5.750%,  11/20/2025 $ 221,658
American Express Company
36,000 3.375%,  5/17/2021 36,738
36,000 3.700%,  8/3/2023 38,259
32,000 3.400%,  2/22/2024 33,829
Ares Capital Corporation, Convertible
259,000 4.625%,  3/1/2024 274,864
Athene Global Funding
53,000 4.000%,  1/25/2022
h
55,122
Australia and New Zealand Banking
Group, Ltd.
121,000 6.750%,  6/15/2026
b,h,k
138,999
52,000 2.950%,  7/22/2030
b,h
52,769
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
h
17,606
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 3/9/2020
b,k
78,540
Bank of America Corporation
74,000 2.738%,  1/23/2022
b
74,617
74,000 3.499%,  5/17/2022
b
75,625
50,000 3.004%,  12/20/2023
b
51,534
103,000 3.550%,  3/5/2024
b
107,805
150,000 5.125%,  6/20/2024
b,k
158,836
129,000 3.864%,  7/23/2024
b
137,196
64,000 4.200%,  8/26/2024 69,601
252,000 6.250%,  9/5/2024
b,k
280,665
32,000 3.458%,  3/15/2025
b
33,866
Bank of Montreal
96,000 3.300%,  2/5/2024 101,272
Bank of New York Mellon Corporation
76,000 2.600%,  2/7/2022 77,378
Bank of Nova Scotia
37,000
2.259%,  (LIBOR 3M +
0.440%), 4/20/2021
b
37,141
57,000 2.700%,  3/7/2022 58,385
71,000 2.375%,  1/18/2023 72,435
29,000 1.950%,  2/1/2023 29,173
Barclays plc
59,000 4.610%,  2/15/2023
b
61,821
201,000 7.750%,  9/15/2023
b,k
220,095
74,000 4.338%,  5/16/2024
b
78,792
BB&T Corporation
74,000 2.150%,  2/1/2021 74,264
36,000 2.500%,  8/1/2024 36,928
Blackstone Mortgage Trust, Inc.,
Convertible
56,000 4.375%,  5/5/2022 60,145
BNP Paribas SA
270,000 7.625%,  3/30/2021
b,h,k
284,175
35,000 2.819%,  11/19/2025
b,h
35,875
BPCE SA
32,000 3.000%,  5/22/2022
h
32,727
29,000 2.375%,  1/14/2025
h
29,225
Camden Property Trust
32,000 4.875%,  6/15/2023 34,881
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 29,272
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 49,950
44,000 2.280%,  1/28/2026
b
44,229
Capital One Financial Corporation
111,000 3.050%,  3/9/2022 113,671
Principal
Amount Long-Term Fixed Income (24.5%) Value
Financials (4.4%) - continued
Cascades USA, Inc.
$ 110,000 5.125%,  1/15/2026
h
$ 113,575
Central Fidelity Capital Trust I
125,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
118,125
CIT Group, Inc.
190,000 4.750%,  2/16/2024 202,350
Citigroup, Inc.
114,000 2.350%,  8/2/2021 115,015
38,000 2.750%,  4/25/2022 38,697
37,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
37,357
125,000 2.312%,  11/4/2022
b
125,865
73,000 3.142%,  1/24/2023
b
74,666
168,000 5.000%,  9/12/2024
b,k
175,956
234,000 4.700%,  1/30/2025
b,k
238,317
96,000 3.352%,  4/24/2025
b
101,012
84,000 5.950%,  5/15/2025
b,k
91,770
CNA Financial Corporation
32,000 5.750%,  8/15/2021 33,896
38,000 3.950%,  5/15/2024 40,947
Commonwealth Bank of Australia
76,000 2.250%,  3/10/2020
h
76,042
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,729
Credit Agricole SA
38,000 3.375%,  1/10/2022
h
39,034
112,400 8.125%,  12/23/2025
b,h,k
136,377
Credit Suisse Group AG
126,000 7.500%,  12/11/2023
b,h,k
142,839
31,000 2.593%,  9/11/2025
b,h
31,497
200,000 6.375%,  8/21/2026
b,h,k
221,750
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 119,350
Danske Bank AS
56,000 5.000%,  1/12/2022
h
59,002
Deutsche Bank AG
37,000 2.700%,  7/13/2020 37,071
114,000 4.250%,  10/14/2021 117,415
Deutsche Bank AG of New York
31,000 3.950%,  2/27/2023 32,182
Digital Realty Trust, LP
55,000 2.750%,  2/1/2023 56,163
Discover Bank
36,000 4.200%,  8/8/2023 38,569
47,000 2.450%,  9/12/2024 47,543
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 56,543
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,025
32,000 3.650%,  1/25/2024 34,054
FTI Consulting, Inc., Convertible
338,000 2.000%,  8/15/2023 445,697
General Electric Capital Corporation
62,000 3.100%,  1/9/2023 63,999
Goldman Sachs Group, Inc.
74,000 5.375%,  5/10/2020
b,k
74,551
76,000 5.250%,  7/27/2021 79,854
55,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
55,442
76,000 3.000%,  4/26/2022 77,132
51,000 2.876%,  10/31/2022
b
51,908

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Financials (4.4%) - continued
$ 37,000
2.942%,  (LIBOR 3M +
1.050%), 6/5/2023
b
$ 37,493
64,000 3.625%,  2/20/2024 68,034
190,000 5.500%,  8/10/2024
b,i,k
204,461
59,000 4.950%,  2/10/2025
b,k
61,655
45,000 3.272%,  9/29/2025
b
47,293
GS Finance Corporation, Convertible
794,000 0.500%,  6/23/2025
c
900,317
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
177,000 4.125%,  9/1/2022 225,814
Hartford Financial Services Group,
Inc.
59,000
4.035%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
56,788
HCP, Inc.
30,000 4.250%,  11/15/2023 32,345
Hospitality Properties Trust
55,000 4.250%,  2/15/2021 55,866
HSBC Holdings plc
114,000 3.400%,  3/8/2021 115,986
76,000 6.875%,  6/1/2021
b,k
79,673
164,000 6.375%,  9/17/2024
b,k
178,145
59,000 3.803%,  3/11/2025
b
62,692
124,000 6.375%,  3/30/2025
b,k
135,547
36,000 2.633%,  11/7/2025
b
36,597
84,000 6.500%,  3/23/2028
b,k
93,555
Huntington Bancshares, Inc.
70,000 3.150%,  3/14/2021 71,046
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 77,813
90,000 6.375%,  12/15/2025 93,938
40,000 6.250%,  5/15/2026 41,987
ILFC E-Capital Trust II
126,000
4.150%,  (H15T30Y + 1.800%),
12/21/2065
b,h
103,959
ING Groep NV
140,000 6.000%,  4/16/2020
b,k
140,714
64,000 4.100%,  10/2/2023 68,681
International Lease Finance
Corporation
76,000 5.875%,  8/15/2022 83,269
Iron Mountain, Inc.
127,750 6.000%,  8/15/2023 130,465
50,000 4.875%,  9/15/2027
h
51,500
iStar , Inc., Convertible
74,000 3.125%,  9/15/2022 84,048
J.P. Morgan Chase & Company
55,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
55,110
89,000 2.776%,  4/25/2023
b
90,799
64,000 3.375%,  5/1/2023 66,967
98,000 5.150%,  5/1/2023
b,k
102,655
78,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
79,529
270,000 5.000%,  8/1/2024
b,k
282,420
64,000 3.875%,  9/10/2024 69,160
133,000 4.023%,  12/5/2024
b
143,263
234,000 4.600%,  2/1/2025
b,k
238,891
Liberty Mutual Group, Inc.
27,000 5.000%,  6/1/2021
h
28,067
Lincoln National Corporation
50,000 6.250%,  2/15/2020 50,058
40,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
36,000
Principal
Amount Long-Term Fixed Income (24.5%) Value
Financials (4.4%) - continued
Lloyds Banking Group plc
$ 61,000 3.000%,  1/11/2022 $ 62,220
47,000 2.858%,  3/17/2023
b
47,766
60,000 3.900%,  3/12/2024 64,154
142,000 6.657%,  5/21/2037
b,h,k
173,240
Macquarie Bank, Ltd.
162,000 6.125%,  3/8/2027
b,h,k
172,125
MGIC Investment Corporation,
Convertible
358,000 9.000%,  4/1/2063
h
481,433
Mitsubishi UFJ Financial Group, Inc.
38,000 2.998%,  2/22/2022 38,908
54,000 2.623%,  7/18/2022 55,056
73,000 3.455%,  3/2/2023 76,439
32,000 3.407%,  3/7/2024 33,839
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
54,963
Morgan Stanley
76,000 2.800%,  6/16/2020 76,277
74,000 5.500%,  7/28/2021 78,069
37,000 2.750%,  5/19/2022 37,794
40,000 4.875%,  11/1/2022 43,131
74,000 3.125%,  1/23/2023 76,771
61,000 4.100%,  5/22/2023 64,995
32,000 2.720%,  7/22/2025
b
32,924
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 104,875
120,000 4.625%,  8/1/2029 125,550
National Australia Bank, Ltd.
44,000 1.875%,  12/13/2022 44,223
National Bank of Canada
44,000 2.100%,  2/1/2023 44,274
Nippon Life Insurance Company
117,000 3.400%,  1/23/2050
b,h
118,755
Nomura Holdings, Inc.
35,000 2.648%,  1/16/2025 35,547
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,h,k
225,622
Outfront Media Cap, LLC
110,000 4.625%,  3/15/2030
h
113,300
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
h
16,966
PNC Bank NA
74,000 2.450%,  11/5/2020 74,398
PNC Financial Services Group, Inc.
32,000 3.500%,  1/23/2024 34,131
Quicken Loans, Inc.
215,000 5.750%,  5/1/2025
h
222,525
Regions Financial Corporation
37,000 3.800%,  8/14/2023 39,447
Reinsurance Group of America, Inc.
56,000 4.700%,  9/15/2023 61,261
Royal Bank of Canada
76,000 2.125%,  3/2/2020 76,024
29,000 2.250%,  11/1/2024 29,534
Royal Bank of Scotland Group plc
190,000 8.625%,  8/15/2021
b,k
205,200
32,000 6.125%,  12/15/2022 35,072
32,000 6.100%,  6/10/2023 35,539
81,000 4.269%,  3/22/2025
b
86,934
23,000 3.754%,  11/1/2029
b
23,898
Santander UK Group Holdings plc
76,000 2.875%,  8/5/2021 76,938
Santander UK plc
44,000 2.100%,  1/13/2023 44,345

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Financials (4.4%) - continued
Simon Property Group, LP
$ 80,000 2.500%,  7/15/2021 $ 80,815
36,000 2.000%,  9/13/2024 36,271
SITE Centers Corporation
17,000 4.625%,  7/15/2022 17,820
Societe Generale SA
36,000 2.625%,  10/16/2024
h
36,543
240,000 8.000%,  9/29/2025
b,h,k
285,300
Standard Chartered plc
48,000 2.744%,  9/10/2022
b,h
48,451
State Street Corporation
28,000 2.354%,  11/1/2025
b
28,536
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,858
128,000 2.778%,  10/18/2022 131,275
36,000 2.448%,  9/27/2024 36,624
SunTrust Banks, Inc.
50,000 2.900%,  3/3/2021 50,616
Synchrony Financial
25,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
25,000
36,000 2.850%,  7/25/2022 36,702
34,000 4.250%,  8/15/2024 36,481
Toronto-Dominion Bank
45,000 2.550%,  1/25/2021 45,399
32,000 3.250%,  3/11/2024 33,862
Truist Financial Corporation
102,000 4.800%,  9/1/2024
b,k
105,179
UBS Group Funding Jersey, Ltd.
74,000 3.000%,  4/15/2021
h
75,142
USB Realty Corporation
168,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,h,k
150,530
Ventas Realty, LP
37,000 3.100%,  1/15/2023 38,244
32,000 3.750%,  5/1/2024 34,035
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
h
41,053
20,000 3.750%,  2/15/2027
e,h
20,100
40,000 4.625%,  12/1/2029
h
41,800
20,000 4.125%,  8/15/2030
e,h
20,300
Wachovia Capital Trust II
40,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
37,900
Wells Fargo & Company
45,000 2.100%,  7/26/2021 45,251
37,000 2.625%,  7/22/2022 37,735
64,000 4.125%,  8/15/2023 68,632
50,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
51,024
34,000 3.750%,  1/24/2024 36,324
63,000 2.406%,  10/30/2025
b
64,053
Westpac Banking Corporation
65,000
2.753%,  (LIBOR 3M +
0.850%), 8/19/2021
b
65,618
29,000 2.000%,  1/13/2023 29,275
29,000 2.894%,  2/4/2030
b
29,201
Total 17,612,951
Principal
Amount Long-Term Fixed Income (24.5%) Value
Mortgage-Backed Securities (3.5%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
$ 711,690 3.500%,  5/1/2034 $ 743,908
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
537,866 3.000%,  8/1/2047 555,363
40,709 3.500%,  7/1/2049 42,005
Federal National Mortgage
Association
475,425 3.500%,  10/1/2048 494,553
1,356,810 3.500%,  2/1/2049
e
1,405,738
530,598 3.500%,  8/1/2049 553,233
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,685,000 2.500%,  2/1/2035
e
1,714,948
3,030,000 3.000%,  2/1/2035
e
3,121,018
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,175,000 3.000%,  3/1/2050
e
4,266,684
1,051,083 4.000%,  7/1/2048 1,100,249
200,380 3.500%,  8/1/2049 206,770
Total 14,204,469
Technology (1.2%)
Akamai Technologies, Inc.,
Convertible
294,000 0.375%,  9/1/2027
h
301,215
Apple, Inc.
74,000 2.400%,  1/13/2023 75,853
112,000 3.450%,  5/6/2024 120,306
Baidu, Inc.
37,000 3.000%,  6/30/2020 37,127
Booking Holdings, Inc., Convertible
164,000 0.350%,  6/15/2020 227,889
Broadcom Corporation
121,000 2.650%,  1/15/2023 122,827
44,000 3.125%,  1/15/2025 45,309
CommScope Technologies Finance,
LLC
190,000 6.000%,  6/15/2025
h
181,332
Dell International, LLC/ EMC
Corporation
48,000 4.000%,  7/15/2024
h
51,224
Diamond 1 Finance Corporation
108,000 5.450%,  6/15/2023
h
118,329
Diamond Sports Group, LLC
210,000 6.625%,  8/15/2027
h,i
196,350
Fiserv, Inc.
70,000 2.750%,  7/1/2024 72,170
Global Payments, Inc.
18,000 2.650%,  2/15/2025 18,445
Harland Clarke Holdings Corporation
105,000 8.375%,  8/15/2022
h
91,022
Hewlett Packard Enterprise Company
95,000 3.600%,  10/15/2020 96,042
36,000 2.250%,  4/1/2023 36,303
Intel Corporation
60,000 3.100%,  7/29/2022 62,324
j2 Global, Inc., Convertible
219,000 3.250%,  6/15/2029 323,025

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Technology (1.2%) - continued
Marvell Technology Group, Ltd.
$ 37,000 4.200%,  6/22/2023 $ 39,405
Microchip Technology, Inc.,
Convertible
105,000 1.625%,  2/15/2027 141,241
Microsoft Corporation
76,000 2.400%,  2/6/2022 77,305
NCR Corporation
210,000 6.125%,  9/1/2029
h
229,141
Nuance Communications, Inc.,
Convertible
786,000 1.250%,  4/1/2025 905,721
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
52,821
ON Semiconductor Corporation,
Convertible
43,000 1.000%,  12/1/2020 56,104
286,000 1.625%,  10/15/2023 381,768
Oracle Corporation
60,000 2.500%,  5/15/2022 61,089
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
54,702
Plantronics, Inc.
120,000 5.500%,  5/31/2023
h
115,802
PTC, Inc.
30,000 3.625%,  2/15/2025
e,h
30,225
Seagate HDD Cayman
29,000 4.250%,  3/1/2022 30,041
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
h
158,670
Teradyne, Inc., Convertible
50,000 1.250%,  12/15/2023 106,561
Verint Systems, Inc., Convertible
143,000 1.500%,  6/1/2021 156,268
Total 4,773,956
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
160,500
Air Canada Pass Through Trust
14,020 3.875%,  3/15/2023
h
14,429
Air Lease Corporation
29,000 2.300%,  2/1/2025 29,027
Boeing Company
64,000 3.100%,  5/1/2026 66,855
CSX Corporation
32,000 3.700%,  11/1/2023 34,261
Delta Air Lines, Inc.
57,000 2.875%,  3/13/2020 57,075
29,000 2.900%,  10/28/2024 29,283
Hertz Corporation
110,000 5.500%,  10/15/2024
h
111,604
90,000 6.000%,  1/15/2028
h
90,788
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 62,072
Meritor, Inc., Convertible
251,000 3.250%,  10/15/2037 260,256
NCL Corporation, Ltd.
110,000 3.625%,  12/15/2024
h
109,175
Penske Truck Leasing Company, LP
32,000 3.375%,  2/1/2022
h
32,839
Ryder System, Inc.
68,000 3.500%,  6/1/2021 69,457
Union Pacific Corporation
55,000 3.750%,  7/15/2025 60,038
Principal
Amount Long-Term Fixed Income (24.5%) Value
Transportation (0.4%) - continued
United Airlines Pass Through Trust
$ 60,000 3.700%,  12/1/2022 $ 62,288
United Continental Holdings, Inc.
210,000 4.875%,  1/15/2025 221,550
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
h
162,563
Total 1,634,060
Utilities (0.7%)
Alabama Power Company
38,000 2.450%,  3/30/2022 38,624
Ameren Corporation
60,000 2.700%,  11/15/2020 60,349
32,000 2.500%,  9/15/2024 32,543
Berkshire Hathaway Energy Company
88,000 2.400%,  2/1/2020 88,000
Calpine Corporation
200,000 4.500%,  2/15/2028
h
199,000
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 37,512
36,000 2.500%,  9/1/2024 36,660
Dominion Energy, Inc.
32,000 2.715%,  8/15/2021 32,338
32,000 3.071%,  8/15/2024 33,252
124,000 4.650%,  12/15/2024
b,k
128,634
DTE Energy Company
51,000 3.300%,  6/15/2022 52,528
53,000 2.529%,  10/1/2024 54,152
Duke Energy Corporation
74,000 2.400%,  8/15/2022 75,090
126,000 4.875%,  9/16/2024
b,k
133,738
Edison International
106,000 2.950%,  3/15/2023 108,603
14,000 3.550%,  11/15/2024 14,740
Evergy , Inc.
36,000 2.450%,  9/15/2024 36,594
Eversource Energy
37,000 2.500%,  3/15/2021 37,284
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,220
Georgia Power Company
29,000 2.100%,  7/30/2023 29,341
36,000 2.200%,  9/15/2024 36,439
NextEra Energy Operating Partners,
LP
205,000 3.875%,  10/15/2026
h
207,050
NiSource, Inc.
50,000 3.650%,  6/15/2023 52,769
195,000 5.650%,  6/15/2023
b,k
203,775
NRG Energy, Inc., Convertible
115,000 2.750%,  6/1/2048 126,299
Pinnacle West Capital Corporation
37,000 2.250%,  11/30/2020 37,128
PPL Capital Funding, Inc.
64,000 3.950%,  3/15/2024 68,220
PSEG Power, LLC
50,000 3.000%,  6/15/2021 50,815
Public Service Enterprise Group, Inc.
32,000 2.875%,  6/15/2024 33,112
Sempra Energy
25,000 2.400%,  3/15/2020 25,005
62,000 3.550%,  6/15/2024 65,769
Southern Company
37,000 2.350%,  7/1/2021 37,286

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (24.5%) Value
Utilities (0.7%) - continued
TerraForm Power Operating, LLC
$ 195,000 5.000%,  1/31/2028
h
$ 210,600
TransCanada Trust
325,000 5.875%,  8/15/2076
b
352,625
Total 2,793,094
Total Long-Term Fixed Income
(cost $96,080,893) 98,462,612
Shares
Registered Investment Companies
( 8.4% ) Value
Unaffiliated  (1.5%)
12,700 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 166,243
17,127 BlackRock Resources &
Commodities Strategy Trust 128,624
1,888 Consumer Discretionary Select
Sector SPDR Fund 236,604
2,935 Health Care Select Sector SPDR
Fund 290,976
35,000 Invesco Senior Loan ETF 791,350
37,700 Invesco Variable Rate Preferred ETF 979,823
1,170 iShares Russell 2000 Index Fund
i
187,820
2,254 iShares Russell 2000 Value Index
Fund 274,627
45,000 iShares S&P U.S. Preferred Stock
Index Fund 1,717,200
3,415 Materials Select Sector SPDR Fund 196,807
33,449 MFS Intermediate Income Trust 128,444
4,372 SPDR S&P Metals & Mining ETF 108,819
36,578 Templeton Global Income Fund 221,663
5,390 VanEck Vectors Oil Services ETF 58,751
4,900 Vanguard Short-Term Corporate
Bond ETF 400,673
46,578 Western Asset High Income
Opportunity Fund, Inc. 236,616
Total 6,125,040
Affiliated  (6.9%)
2,754,839 Thrivent Core Emerging Markets
Debt Fund 27,906,522
Total 27,906,522
Total Registered Investment
Companies (cost $32,889,060) 34,031,562
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
346 Crown Castle International
Corporation, Convertible, 6.875% 459,724
Total 459,724
Consumer Staples (0.1%)
10,600 CHS, Inc., 7.100%
b,k
297,860
Total 297,860
Energy (0.1%)
40,412 Crestwood Equity Partners, LP,
9.250%
k
378,256
1,450 Energy Transfer Operating, LP,
7.600%
b,k
36,540
5,420 Nustar Logistics, LP, 8.565%
b
143,468
Total 558,264
Shares Preferred Stock (1.3%) Value
Financials (0.7%)
2,475 Aegon Funding Corporation II,
5.100% $ 63,904
2,826 Agribank FCB, 6.875%
b,k
305,208
5,200 Allstate Corporation, 5.100%
k
137,124
4,500 Bank of America Corporation,
5.000%
k
117,900
170 Bank of America Corporation,
Convertible, 7.250%
k
267,359
5,050 Capital One Financial Corporation,
5.000%
k
129,027
2,200 Cobank ACB, 6.250%
b,k
235,400
5,375 Equitable Holdings, Inc., 5.250%
g,k
141,094
2,545 Federal National Mortgage
Association, 0.000%
g,i,k
28,682
140 First Tennessee Bank NA, 3.750%
b,h,k
112,350
7,700 GMAC Capital Trust I, 7.695%
b
205,205
3,525 Hartford Financial Services Group,
Inc., 7.875%
b
100,181
3,350 J.P. Morgan Chase & Company,
4.750%
i,k
86,263
5,600 Morgan Stanley, 7.125%
b,k
164,920
3,600 Regions Financial Corporation,
5.700%
b,k
102,636
725 Synovus Financial Corporation,
5.875%
b,k
19,488
495 Wells Fargo & Company, Convertible,
7.500%
k
765,052
Total 2,981,793
Health Care (0.1%)
404 Danaher Corporation, Convertible,
4.750% 490,941
Total 490,941
Industrials (0.1%)
103 Fortive Corporation, Convertible,
5.000% 99,251
1,457 Stanley Black & Decker, Inc.,
Convertible, 5.250%
g
152,970
Total 252,221
Utilities (0.1%)
132 Sempra Energy, Convertible, 6.000% 16,712
4,502 Southern Company, Convertible,
6.750% 255,669
Total 272,381
Total Preferred Stock
(cost $4,853,855) 5,313,184
Shares
Collateral Held for Securities Loaned
( 0.8% ) Value
3,023,265 Thrivent Cash Management Trust 3,023,265
Total Collateral Held for Securities
Loaned
(cost $3,023,265) 3,023,265
Shares or
Principal
Amount Short-Term Investments ( 5.8% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.570%, 2/26/2020
n,o
299,703
800,000 1.535%, 3/25/2020
n,o
798,232
400,000 1.535%, 4/8/2020
n,o
398,866

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (5.8%) Value
Thrivent Core Short-Term Reserve
Fund
2,193,285 1.900% $ 21,932,852
Total Short-Term Investments (cost
$23,429,574) 23,429,653
Total Investments (cost
$390,201,248) 103.7% $417,355,800
Other Assets and Liabilities, Net
(3.7%) (14,941,773)
Total Net Assets 100.0% $402,414,027
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $39,659,800 or 9.9% of total
net assets.
i All or a portion of the security is on loan.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
m All or a portion of the security is insured or guaranteed.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 525,837
Common Stock 2,309,219
Total lending $2,835,056
Gross amount payable upon return of
collateral for securities loaned $3,023,265
Net amounts due to counterparty $188,209
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,266,201 – 1,966,955 299,246
Capital Goods 5,980,182 – 5,594,082 386,100
Communications Services 15,642,824 – 15,642,824 –
Consumer Cyclical 9,716,293 – 8,875,694 840,599
Consumer Non-Cyclical 11,390,479 – 11,390,479 –
Energy 3,208,064 – 2,869,938 338,126
Financials 6,597,177 – 6,597,177 –
Technology 4,934,245 – 4,934,245 –
Utilities 935,973 – 935,973 –
Common Stock
Communications Services 9,971,462 8,550,104 1,421,358 –
Consumer Discretionary 17,630,827 13,176,306 4,454,521 –
Consumer Staples 10,325,586 7,439,214 2,886,372 –
Energy 7,980,723 6,235,180 1,745,543 –
Financials 35,676,047 22,589,249 13,086,798 –
Health Care 27,035,819 20,135,174 6,900,645 –
Industrials 27,320,270 18,235,971 9,084,299 –
Information Technology 36,742,690 32,932,969 3,809,721 –
Materials 6,873,200 4,279,153 2,594,047 –
Real Estate 9,365,314 5,169,102 4,196,212 –
Utilities 3,502,148 3,090,693 411,455 –
Long-Term Fixed Income
Asset-Backed Securities 8,188,450 – 8,188,450 –
Basic Materials 1,598,811 – 1,598,811 –
Capital Goods 5,152,964 – 5,152,964 –
Collateralized Mortgage Obligations 17,657,472 – 17,657,472 –
Commercial Mortgage-Backed Securities 819,457 – 819,457 –
Communications Services 8,114,301 – 8,114,301 –
Consumer Cyclical 5,180,227 – 5,180,227 –
Consumer Non-Cyclical 6,020,677 – 6,020,677 –
Energy 4,711,723 – 4,711,723 –
Financials 17,612,951 – 16,712,634 900,317
Mortgage-Backed Securities 14,204,469 – 14,204,469 –
Technology 4,773,956 – 4,773,956 –
Transportation 1,634,060 – 1,634,060 –
Utilities 2,793,094 – 2,793,094 –
Registered Investment Companies
Unaffiliated 6,125,040 6,125,040 – –
Preferred Stock
Communications Services 459,724 – 459,724 –
Consumer Staples 297,860 297,860 – –
Energy 558,264 558,264 – –
Financials 2,981,793 2,328,835 652,958 –
Health Care 490,941 – 490,941 –
Industrials 252,221 252,221 – –
Utilities 272,381 272,381 – –
Short-Term Investments 1,496,801 – 1,496,801 –
Subtotal Investments in Securities $364,493,161 $151,667,716 $210,061,057 $2,764,388
Other Investments  * Total
Affiliated Registered Investment Companies 27,906,522
Affiliated Short-Term Investments 21,932,852
Collateral Held for Securities Loaned 3,023,265
Subtotal Other Investments $52,862,639
Total Investments at Value $417,355,800
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 225,848 225,848 – –
Total Asset Derivatives $225,848 $225,848 $– $–
Liability Derivatives
Futures Contracts 484,093 484,093 – –
Total Liability Derivatives $484,093 $484,093 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $1,496,801 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 9 March 2020 $ 1,165,876 $ 19,030
CBOT 2-Yr. U.S. Treasury Note 30 March 2020 6,464,920 25,861
CME E-mini Russell 2000 Index 37 March 2020 3,028,067 (40,872)
CME E-mini S&P 500 Index 10 March 2020 1,577,281 34,719
CME Euro Foreign Exchange Currency 46 March 2020 6,430,652 (37,514)
CME Ultra Long Term U.S. Treasury Bond 12 March 2020 2,247,509 76,741
Eurex Euro STOXX 50 Index 155 March 2020 6,429,175 (211,435)
Total Futures Long Contracts $ 27,343,480 ( $ 133,470)
CBOT 5-Yr. U.S. Treasury Note (8) March 2020 ( $ 953,666) ( $ 8,896)
CBOT U.S. Long Bond (22) March 2020 (3,476,307) (121,380)
ICE mini MSCI EAFE Index (23) March 2020 (2,342,472) 69,497
Ultra 10-Yr. U.S. Treasury Note (18) March 2020 (2,557,817) (63,996)
Total Futures Short Contracts ( $ 9,330,262) ($124,775)
Total Futures Contracts $ 18,013,218 ($258,245)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $26,781 $303 $– $27,907 2,755 6.9%
Total Affiliated Registered Investment Companies 26,781 27,907 6.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 27,165 26,211 31,443 21,933 2,193 5.5
Total Affiliated Short-Term Investments 27,165 21,933 5.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,333 11,187 10,497 3,023 3,023 0.8
Total Collateral Held for Securities Loaned 2,333 3,023 0.8
Total Value $56,279 $52,863

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $822 $– $304
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 0 124
Total Income/Non Income Cash from Affiliated Investments $428
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $822 $0

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 84.9% ) Value
Communications Services (4.9%)
84,343 Activision Blizzard, Inc. $ 4,932,379
16,568 Alphabet, Inc., Class A
a
23,738,299
3,222 Alphabet, Inc., Class C
a
4,621,089
899,142 Auto Trader Group plc
b
6,634,568
42,067 Carsales.com, Ltd. 478,826
180,783 Comcast Corporation 7,808,018
70,165 Facebook, Inc.
a
14,167,015
1,907 Hemisphere Media Group, Inc.
a
25,630
459,000 HKT Trust and HKT, Ltd. 685,164
10,588 Interpublic Group of Companies, Inc. 240,347
14,982 Ipsos SA 485,420
13,555 Live Nation Entertainment, Inc.
a
923,909
458,969 Mediaset Espana Comunicacion SA 2,512,913
2,511 News Corporation 35,079
21,100 Nippon Telegraph & Telephone
Corporation 537,987
48,473 ORBCOMM, Inc.
a
174,018
38,235 Rightmove plc 331,365
2,361 Scholastic Corporation 77,795
200,053 Seven West Media, Ltd.
a
32,927
13,573 Take-Two Interactive Software, Inc.
a
1,691,739
159,500 TV Asahi Holdings Corporation 3,042,381
196,698 Verizon Communications, Inc. 11,691,729
36,023 ViacomCBS , Inc. 1,229,465
35,934 Wolters Kluwer NV 2,700,145
Total 88,798,207
Consumer Discretionary (9.0%)
31,529 Alibaba Group Holding, Ltd. ADR
a
6,513,576
18,076 Amazon.com, Inc.
a
36,309,623
849 American Public Education, Inc.
a
20,232
19,700 AOKI Holdings, Inc. 192,198
40,700 Aoyama Trading Company, Ltd. 521,764
32,986 Aptiv plc 2,796,883
22,500 Autobacs Seven Company, Ltd. 327,873
1,410 AutoZone, Inc.
a
1,491,724
33,700 Benesse Holdings, Inc. 925,734
38,568 Berkeley Group Holdings plc 2,668,678
17,964 BorgWarner, Inc. 615,986
104,900 Bridgestone Corporation 3,715,456
19,107 Bright Horizons Family Solutions,
Inc.
a
3,128,389
8,248 Burlington Stores, Inc.
a
1,793,693
13,981 Canada Goose Holdings, Inc.
a
419,430
1,691 Chipotle Mexican Grill, Inc.
a
1,465,691
25,000 Chiyoda Company, Ltd. 335,939
362,900 Citizen Watch Company, Ltd. 1,754,415
9,059 Cooper-Standard Holdings, Inc.
a
240,245
7,359 Culp, Inc. 92,944
38,129 D.R. Horton, Inc. 2,257,237
23,063 Delphi Technologies plc
a
353,786
178,500 Denso Corporation 7,322,455
3,492 Domino's Pizza, Inc. 983,871
28,800 Duluth Holdings, Inc.
a
243,360
9,979 Emerald Expositions Events, Inc. 104,081
5,628 Ethan Allen Interiors, Inc. 90,892
10,985 Etsy, Inc.
a
536,178
11,000 Exedy Corporation 227,630
21,361 Five Below, Inc.
a
2,418,492
5,823 Garrett Motion, Inc.
a
49,030
1,336 Genuine Parts Company 125,009
8,759 G-III Apparel Group, Ltd.
a
238,332
2,308 Goodyear Tire & Rubber Company 30,304
13,428 Grand Canyon Education, Inc.
a
1,051,144
42,379 Harley-Davidson, Inc. 1,415,459
32,988 Home Depot, Inc. 7,524,563
Shares Common Stock (84.9%) Value
Consumer Discretionary (9.0%) - continued
18,500 Honda Motor Company, Ltd. $ 473,145
1,815 Hooker Furniture Corporation 44,722
76 Johnson Outdoors, Inc. 5,974
18,813 Knoll, Inc. 465,810
9,279 Lear Corporation 1,142,987
71,619 Lowe's Companies, Inc. 8,324,993
536 Madison Square Garden Company
a
158,758
5,547 Marcus Corporation 161,695
6,626 Modine Manufacturing Company
a
46,581
10,035 Mohawk Industries, Inc.
a
1,321,409
338,797 Moneysupermarket.com Group plc 1,454,301
123,900 NHK Spring Company, Ltd. 997,580
63,591 NIKE, Inc. 6,123,813
1,427,100 Nissan Motor Company, Ltd. 7,743,869
15,253 Norwegian Cruise Line Holdings,
Ltd.
a
821,374
20,572 Ollie's Bargain Outlet Holdings, Inc.
a
1,091,139
23,600 Onward Holdings Company, Ltd. 135,565
1,453 O'Reilly Automotive, Inc.
a
590,063
41,100 Park24 Company, Ltd. 1,032,132
30,644 Planet Fitness, Inc.
a
2,475,729
86,579 Playa Hotels and Resorts NV
a
607,785
17,400 PLENUS Company, Ltd. 316,771
25,712 Red Rock Resorts, Inc. 630,201
213,170 Redrow plc 2,237,850
32,900 Rinnai Corporation 2,345,177
2,155 Ruth's Hospitality Group, Inc. 44,177
46,600 Sangetsu Company, Ltd. 822,420
15,400 SHIMAMURA Company, Ltd. 1,157,053
35,611 Sony Corporation ADR 2,499,180
10,759 Standard Motor Products, Inc. 522,672
46,469 Starbucks Corporation 3,941,965
15,500 Start Today Company, Ltd. 258,164
549,400 Sumitomo Electric Industries, Ltd. 7,324,401
11,000 Sumitomo Forestry Company, Ltd. 152,747
395,300 Sumitomo Rubber Industries, Ltd. 4,343,282
77,190 Super Retail Group, Ltd. 480,611
9,100 Takara Standard Company, Ltd. 156,120
801,104 Taylor Wimpey plc 2,275,449
12,642 Texas Roadhouse, Inc. 790,125
121,300 Toyoda Gosei Company, Ltd. 2,752,127
9,159 Tupperware Brands Corporation 57,335
4,615 Ulta Beauty, Inc.
a
1,236,405
9,400 United Arrows, Ltd. 249,965
6,340 Vail Resorts, Inc. 1,486,793
11,976 Wingstop , Inc. 1,111,013
Total 162,713,723
Consumer Staples (3.0%)
27,900 Arcs Company, Ltd. 490,879
4,369 Calavo Growers, Inc. 334,709
36,789 Carlsberg AS 5,372,437
10,718 Casey's General Stores, Inc. 1,724,097
2,414 Central Garden & Pet Company
a
77,755
36,465 ForFarmers BV 238,606
8,832 Glanbia plc 103,143
10,283 Hain Celestial Group, Inc.
a
248,951
16,500 Kewpie Corporation 344,114
14,994 Kimberly-Clark Corporation 2,147,741
137 Lindt & Spruengli AG 1,149,964
4,936 L'Oreal SA 1,372,932
9,000 Ministop Company, Ltd. 127,036
10,640 Monster Beverage Corporation
a
708,624
105,390 Nestle SA 11,623,748
54,488 Philip Morris International, Inc. 4,506,158
2,096 Seneca Foods Corporation
a
82,897

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Consumer Staples (3.0%) - continued
24,400 Seven & I Holdings Company, Ltd. $ 935,577
15,676 Simply Good Foods Company
a
360,078
51,900 Sugi Holdings Company, Ltd. 2,600,297
166,400 Sundrug Company, Ltd. 5,638,982
30,393 Turning Point Brands, Inc. 694,176
59,696 Unilever NV 3,483,404
33,031 Unilever plc 1,970,342
65,592 Wal-Mart Stores, Inc. 7,509,628
Total 53,846,275
Energy (3.0%)
1,307 Apache Corporation 35,864
83,519 Archrock , Inc. 697,384
118,700 BP plc ADR 4,288,631
51,514 Callon Petroleum Company
a
154,542
18,315 Centennial Resource Development,
Inc.
a
59,707
37,256 Chevron Corporation 3,991,608
14,836 Cimarex Energy Company 651,152
4,518 Concho Resources, Inc. 342,374
32,190 ConocoPhillips 1,913,052
15,192 Continental Resources, Inc. 413,526
23,837 Core Laboratories NV 837,394
11,331 Devon Energy Corporation 246,109
16,740 Diamond Offshore Drilling, Inc.
a
77,506
5,950 Diamondback Energy, Inc. 442,680
70,718 Enterprise Products Partners, LP 1,822,403
11,199 Exterran Corporation
a
60,475
26,460 Exxon Mobil Corporation 1,643,695
16,572 Frank's International NV
a
58,002
4,246 Gaztransport Et Technigaz SA 429,204
25,214 Gran Tierra Energy, Inc.
a
25,123
80,710 Halliburton Company 1,760,285
8,657 Helmerich & Payne, Inc. 351,041
1,116,300 JXTG Holdings, Inc. 4,747,825
11,734 Liberty Oilfield Services, Inc. 99,504
285,605 Marathon Oil Corporation 3,247,329
71,816 Marathon Petroleum Corporation 3,913,972
65,970 Nabors Industries, Ltd. 136,558
32,553 Nine Energy Service, Inc.
a
157,557
549 Oasis Petroleum, Inc.
a
1,235
26,361 Oceaneering International, Inc.
a
327,140
540 Oil States International, Inc.
a
5,821
712 Parsley Energy, Inc. 11,848
5,710 Patterson-UTI Energy, Inc. 45,337
6,095 PDC Energy, Inc.
a
131,591
1,772 Penn Virginia Corporation
a
37,868
22,576 Pioneer Natural Resources Company 3,047,760
83,692 QEP Resources, Inc. 265,304
218,729 Royal Dutch Shell plc, Class A 5,743,899
353,472 Royal Dutch Shell plc, Class B 9,288,038
94,316 Southwestern Energy Company
a
148,076
17,708 Talos Energy, Inc.
a
388,514
18,883 TechnipFMC plc 311,758
25,543 Total SA 1,243,711
6,124 Transocean, Ltd.
a
27,925
949 Whiting Petroleum Corporation
a
4,308
Total 53,634,635
Financials (16.8%)
337 1st Source Corporation 15,903
199,255 AB Industrivarden 4,696,759
65,536 Aflac, Inc. 3,379,692
11,063 AG Mortgage Investment Trust, Inc. 175,349
1,540 Alleghany Corporation
a
1,228,396
52,094 Allianz SE 12,437,150
Shares Common Stock (84.9%) Value
Financials (16.8%) - continued
29,053 American Financial Group, Inc. $ 3,160,676
40,325 American International Group, Inc. 2,026,734
4,413 Ameriprise Financial, Inc. 729,954
14,851 Ameris Bancorp 596,862
1,942 Argo Group International Holdings,
Ltd. 127,395
10,171 Arthur J. Gallagher & Company 1,043,239
2,279 Artisan Partners Asset Management,
Inc. 76,119
5,434 Associated Banc-Corp 108,300
48,871 Baloise Holding AG 8,829,948
523,197 Bank Leumi Le-Israel BM 3,761,750
478,988 Bank of America Corporation 15,725,176
1,297 Bank of Marin Bancorp 57,146
125,989 Bank of Montreal
c
9,608,637
2,488 Bank OZK 67,624
7,435 BankFinancial Corporation 92,714
1,102 BankUnited , Inc. 36,366
12,209 Banner Corporation 629,374
1,889 BOK Financial Corporation 149,042
40,048 Boston Private Financial Holdings,
Inc. 456,547
84,888 BrightSphere Investment Group 781,818
6,110 Brown & Brown, Inc. 274,339
3,849 Byline Bancorp, Inc. 74,286
54,667 Capital One Financial Corporation 5,455,767
8,415 Cboe Global Markets, Inc. 1,036,896
108,691 Charles Schwab Corporation 4,950,875
19,546 Chubb, Ltd. 2,970,797
555,528 CI Financial Corporation 9,734,543
5,407 Cincinnati Financial Corporation 567,465
12,439 CIT Group, Inc. 568,587
138,036 Citigroup, Inc. 10,271,259
14,652 Citizens Financial Group, Inc. 546,227
464 City Holding Company 35,116
103,742 CNP Assurances 1,867,392
44,476 Comerica, Inc. 2,720,152
11,869 Commonwealth Bank of Australia 671,991
1,641 Community Bank System, Inc. 108,749
11,555 Community Trust Bancorp, Inc. 505,531
14,497 Cullen/Frost Bankers, Inc. 1,292,553
311,400 DBS Group Holdings, Ltd. 5,736,317
15,297 Deutsche Boerse AG 2,483,070
178,595 Deutsche Pfandbriefbank AG
b
2,876,557
423 Diamond Hill Investment Group, Inc. 59,546
9,920 Discover Financial Services 745,290
272,404 DnB ASA 4,762,322
24,927 E*TRADE Financial Corporation 1,062,389
3,738 East West Bancorp, Inc. 171,350
3,443 Enterprise Financial Services
Corporation 149,805
13,813 Essent Group, Ltd. 685,263
80,315 Euronext NV
b
6,961,964
79,754 Everi Holdings, Inc.
a
996,925
1,914 FBL Financial Group, Inc. 102,935
1,118 Federal Agricultural Mortgage
Corporation 85,303
179,571 Fifth Third Bancorp 5,108,795
7,428 Financial Institutions, Inc. 228,857
4,872 First American Financial Corporation 301,967
427 First Bancorp 15,150
950 First Bancshares, Inc. 32,699
9,837 First Busey Corporation 250,843
3,427 First Citizens BancShares , Inc. 1,805,412
20,403 First Defiance Financial Corporation 599,644
6,287 First Financial Corporation 262,356

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Financials (16.8%) - continued
1,149 First Hawaiian, Inc. $ 33,390
6,071 First Interstate BancSystem , Inc. 233,733
9,179 First Midwest Bancorp, Inc. 183,029
1,199 First of Long Island Corporation 26,450
6,212 First Republic Bank 688,787
737,856 FlexiGroup , Ltd. 1,024,543
6,365 Goldman Sachs Group, Inc. 1,513,279
10,934 Great Southern Bancorp, Inc. 622,254
6,154 Great Western Bancorp, Inc. 181,851
11,620 Hamilton Lane, Inc. 754,719
5,730 Hancock Whitney Corporation 227,710
1,037 Hanmi Financial Corporation 17,442
7,400 Hanover Insurance Group, Inc. 1,025,492
58,574 Hartford Financial Services Group,
Inc. 3,472,267
9,590 Heritage Commerce Corporation 111,244
1,040 Heritage Financial Corporation 26,811
8,741 Hometrust Bancshares, Inc. 231,811
13,201 Horizon Bancorp, Inc. 223,361
3,151 Houlihan Lokey , Inc. 163,379
1,450,163 HSBC Holdings plc 10,542,935
13,538 IA Financial Corporation, Inc. 745,030
13,142 Independent Bank Corporation 280,976
14,738 Interactive Brokers Group, Inc. 692,686
64,018 Intercontinental Exchange, Inc. 6,385,155
3,837 International Bancshares
Corporation 151,178
1,224,218 Israel Discount Bank, Ltd. 5,552,602
37,378 J.P. Morgan Chase & Company 4,947,352
9,950 L E Lundbergforetagen AB 431,949
4,556 Lakeland Bancorp, Inc. 73,989
89,406 Laurentian Bank of Canada
c
2,901,608
5,067 Loews Corporation 260,697
5,827 M&T Bank Corporation 981,966
429,378 Manulife Financial Corporation 8,364,338
2,870 Mercantile Bank Corporation 94,050
57,027 MetLife, Inc. 2,834,812
10,534 MidWestOne Financial Group, Inc. 340,670
63,718 Morgan Stanley 3,329,903
3,827 MSCI, Inc. 1,093,757
5,764 Muenchener Rueckversicherungs-
Gesellschaft AG 1,699,465
103,367 National Bank of Canada 5,735,408
175 National Western Life Group, Inc. 46,550
1,098 NBT Bancorp, Inc. 41,493
7,412 Northern Trust Corporation 724,968
4,611 Northwest Bancshares, Inc. 72,508
2,220 OFG Bancorp 43,756
2,277 Old Republic International
Corporation 51,346
6,597 Old Second Bancorp, Inc. 81,044
13,368 Onex Corporation 857,596
22,970 Paragon Banking Group plc 154,086
20,702 Pargesa Holding SA 1,658,415
314 Park National Corporation 29,821
2,459 Peoples Bancorp, Inc. 80,016
20,816 Popular, Inc. 1,164,863
116,220 Power Corporation of Canada 2,899,792
26,819 Power Financial Corporation 696,110
14,911 Prosight Global, Inc.
a
215,762
1,612 Provident Financial Services, Inc. 36,770
18,560 Prudential Financial, Inc. 1,690,074
10,732 QCR Holdings, Inc. 441,085
54,497 Raymond James Financial, Inc. 4,982,661
9,298 Reinsurance Group of America, Inc. 1,339,377
5,416 Renasant Corporation 172,933
Shares Common Stock (84.9%) Value
Financials (16.8%) - continued
44,180 Royal Bank of Canada $ 3,491,268
20,052 S&P Global, Inc. 5,889,874
1,544 Safety Insurance Group, Inc. 142,172
5,122 Sandy Spring Bancorp, Inc. 178,246
11,248 Santander Consumer USA Holdings,
Inc. 299,422
16,461 Seacoast Banking Corporation of
Florida
a
446,916
25,746 SEI Investments Company 1,680,184
854 Selective Insurance Group, Inc. 56,577
25,700 Senshu Ikeda Holdings, Inc. 46,919
60,800 Singapore Exchange, Ltd. 385,738
14,680 Spirit of Texas Bancshares, Inc.
a
304,610
234,467 Sun Life Financial, Inc. 11,023,528
6,650 SVB Financial Group
a
1,598,194
19,649 Swiss Life Holding AG 9,877,053
14,965 Synovus Financial Corporation 524,074
6,863 T. Rowe Price Group, Inc. 916,416
2,608 Territorial Bancorp, Inc. 75,710
7,617 TMX Group, Ltd. 704,777
27,025 Topdanmark AS 1,277,069
276,416 Toronto-Dominion Bank 15,276,610
10,440 TPG RE Finance Trust, Inc. 213,707
6,675 TriCo Bancshares 242,970
20,868 TrustCo Bank Corporation 165,483
99,859 U.S. Bancorp 5,314,496
744 UMB Financial Corporation 49,446
5,811 Umpqua Holdings Corporation 98,206
1,012 Univest Financial Corporation 25,138
65 Virtus Investment Partners, Inc. 7,997
3,696 Washington Trust Bancorp, Inc. 174,932
15,566 Webster Financial Corporation 698,291
4,412 WesBanco , Inc. 146,125
800 Westamerica Bancorporation 50,688
3,573 Western Alliance Bancorp 197,337
1,229 Willis Towers Watson plc 259,675
26,999 Wintrust Financial Corporation 1,708,497
76,977 Zions Bancorporations NA 3,501,684
4,051 Zurich Insurance Group AG 1,681,642
Total 303,550,729
Health Care (12.0%)
11,425 Aerie Pharmaceuticals, Inc.
a
233,984
21,898 Agilent Technologies, Inc. 1,807,899
17,632 Agios Pharmaceuticals, Inc.
a
859,207
2,490 Alexion Pharmaceuticals, Inc.
a
247,481
5,398 Alkermes plc
a
93,979
4,228 AmerisourceBergen Corporation 361,748
4,231 Arena Pharmaceuticals, Inc.
a
193,314
141 Atrion Corporation 101,406
30,600 Axonics Modulation Technologies,
Inc.
a
888,318
6,487 Biogen, Inc.
a
1,744,030
8,110 BioMarin Pharmaceutical, Inc.
a
677,185
4,193 Bio-Rad Laboratories, Inc.
a
1,513,338
10,776 Bio- Techne Corporation 2,262,637
2,431 Bluebird Bio, Inc.
a
193,726
1,102 Bruker Corporation 54,516
30,740 Catalent , Inc.
a
1,878,214
57,840 Centene Corporation
a
3,632,930
10,242 Charles River Laboratories
International, Inc.
a
1,583,208
1,966 Chemed Corporation 918,201
18,417 Cigna Holding Company 3,543,062
16,729 CryoLife , Inc.
a
497,520
70,174 CSL, Ltd. 14,432,544

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Health Care (12.0%) - continued
88,853 CVS Health Corporation $ 6,026,010
5,888 Dexcom , Inc.
a
1,417,536
21,461 Edwards Lifesciences Corporation
a
4,718,415
80,773 Gilead Sciences, Inc. 5,104,854
615,364 GlaxoSmithKline plc 14,448,373
66,509 Grifols SA 2,233,728
24,976 Guardant Health, Inc.
a
1,899,175
19,123 Halozyme Therapeutics, Inc.
a
362,955
1,356 HealthStream , Inc.
a
34,646
10,131 Hill-Rom Holdings, Inc. 1,078,850
8,895 Immunomedics , Inc.
a
165,180
17,087 Inspire Medical Systems, Inc.
a
1,278,108
4,570 Insulet Corporation
a
886,763
12,482 Intuitive Surgical, Inc.
a
6,987,174
4,574 Jazz Pharmaceuticals, Inc.
a
655,683
53,716 Johnson & Johnson 7,996,701
12,000 KYORIN Holdings, Inc. 215,449
1,688 Laboratory Corporation of America
Holdings
a
296,075
10,895 LHC Group, Inc.
a
1,587,946
3,536 Ligand Pharmaceuticals, Inc.
a
310,496
3,906 LNA Sante 198,578
66,432 Medtronic plc 7,668,910
120,086 Merck & Company, Inc. 10,260,148
1,652 Mesa Laboratories, Inc. 433,551
28,357 Natera , Inc.
a
992,779
6,298 National Healthcare Corporation 528,528
5,588 Neurocrine Biosciences, Inc.
a
559,247
4,626 Nevro Corporation
a
614,842
620 NextGen Healthcare, Inc.
a
8,593
172,903 Novartis AG 16,333,829
197,615 Novo Nordisk AS 12,029,160
39,435 Optinose , Inc.
a
308,776
3,161 Orthifix Medical, Inc.
a
136,745
84,078 Pfizer, Inc. 3,131,065
90,105 Pharming Group NV
a
131,915
5,850 PRA Health Sciences, Inc.
a
592,663
1,610 Prothena Corporation plc
a
19,594
59,065 Recordati SPA 2,527,438
7,184 Repligen Corporation
a
721,202
5,847 ResMed , Inc. 929,498
53,643 Roche Holding AG 17,995,543
4,429 Sage Therapeutics, Inc.
a
293,554
3,132 Sarepta Therapeutics, Inc.
a
363,187
17,188 Sonova Holding AG 4,310,259
707 Surmodics , Inc.
a
27,849
18,346 Tactile Systems Technology, Inc.
a
1,030,862
6,602 Teleflex, Inc. 2,452,709
15,869 Thermo Fisher Scientific, Inc. 4,970,012
1,544 U.S. Physical Therapy, Inc. 180,864
2,215 United Therapeutics Corporation
a
216,339
29,433 UnitedHealth Group, Inc. 8,019,021
5,263 Varian Medical Systems, Inc.
a
739,820
35,642 Veeva Systems, Inc.
a
5,225,474
29,642 Vertex Pharmaceuticals, Inc.
a
6,730,216
1,938 Waters Corporation
a
433,705
2,980 West Pharmaceutical Services, Inc. 464,731
57,142 Wright Medical Group NV
a
1,722,260
154 Zimmer Biomet Holdings, Inc. 22,777
63,316 Zoetis, Inc. 8,497,640
Total 217,246,447
Industrials (12.1%)
11,859 A.O. Smith Corporation 506,261
60,827 Aalberts NV 2,655,750
3,975 Aegion Corporation
a
83,077
Shares Common Stock (84.9%) Value
Industrials (12.1%) - continued
15,420 Aerojet Rocketdyne Holdings, Inc.
a
$ 802,919
14,122 AMETEK, Inc. 1,371,952
11,620 ASGN, Inc.
a
786,558
88,002 Assa Abloy AB 2,088,841
203,499 Atlas Copco AB, Class A 7,202,652
62,896 Atlas Copco AB, Class B 1,955,022
21,298 AZZ, Inc. 878,755
16,867 Boeing Company 5,368,260
16,386 BWX Technologies, Inc. 1,041,986
1,239 Carlisle Companies, Inc. 193,569
17,738 Casella Waste Systems, Inc.
a
908,008
36,411 CBIZ, Inc.
a
983,097
10,402 Chart Industries, Inc.
a
665,520
27,052 CIA De Distribucion Integral 607,023
1,259 Columbus McKinnon Corporation 44,052
3,128 CRA International, Inc. 166,660
18,985 Crane Company 1,622,458
10,462 CSW Industrials, Inc. 793,857
27,564 CSX Corporation 2,104,236
11,317 Curtiss-Wright Corporation 1,645,831
78,120 Delta Air Lines, Inc. 4,354,409
3,040 Douglas Dynamics, Inc. 159,387
24,023 EMCOR Group, Inc. 1,973,970
12,820 Expeditors International of
Washington, Inc. 936,373
15,614 Forrester Research, Inc.
a
645,951
322 Geberit AG 169,930
18,026 General Dynamics Corporation 3,162,481
6,097 Gorman-Rupp Company 225,040
20,700 GS Yuasa Corporation 408,422
338,127 GWA Group, Ltd.
c
803,098
24,600 Hanwa Company, Ltd. 593,261
17,692 Healthcare Services Group, Inc. 452,915
3,650 Heico Corporation 446,869
770 Herc Holdings, Inc.
a
30,892
65,000 Hino Motors, Ltd. 608,657
66,925 Honeywell International, Inc. 11,592,748
11,050 Hubbell, Inc. 1,582,691
2,908 ICF International, Inc. 254,712
10,250 IDEX Corporation 1,679,462
85,600 Inaba Denki Sangyo Company, Ltd. 2,141,725
33,919 Ingersoll-Rand plc 4,519,028
2,769 Interface, Inc. 44,525
4,989 John Bean Technologies Corporation 563,707
63,028 Johnson Controls International plc 2,486,455
12,330 Kansas City Southern 2,079,948
53,900 Kinden Corporation 918,452
102,772 Koninklijke Philips NV 4,706,710
11,896 Kratos Defense & Security Solutions,
Inc.
a
218,173
114,116 Legrand SA 9,162,996
14,383 Lincoln Electric Holdings, Inc. 1,282,676
14,073 Lockheed Martin Corporation 6,024,933
1,940 Manpower, Inc. 177,491
693,300 Marubeni Corporation 4,981,788
5,011 Masonite International Corporation
a
376,376
10,025 Mercury Systems, Inc.
a
769,419
357,800 Mitsubishi Corporation 9,172,432
195,600 Mitsubishi Electric Corporation 2,712,024
32,500 Mitsuboshi Belting, Ltd. 554,494
500,100 Mitsui & Company, Ltd. 8,894,589
3,975 MSC Industrial Direct Company, Inc. 270,578
1,324 Mueller Industries, Inc. 38,621
131,393 National Express Group plc 775,564
108,600 Nitto Kogyo Corporation 2,248,181
56,084 Nobina AB
b
425,863

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Industrials (12.1%) - continued
20,198 Norfolk Southern Corporation $ 4,205,426
40,052 Northgate plc 140,684
5,429 Old Dominion Freight Line, Inc. 1,065,333
177,042 PageGroup plc 1,067,456
21,617 Parker-Hannifin Corporation 4,230,231
10,238 Regal-Beloit Corporation 803,273
371,470 RELX plc 9,855,766
1,103 Republic Services, Inc. 104,840
26,270 Ritchie Brothers Auctioneers, Inc. 1,109,119
3,518 Rockwell Automation, Inc. 674,260
4,184 Roper Industries, Inc. 1,596,865
5,640 Saia, Inc.
a
491,244
83,759 Sandvik AB 1,528,744
78,556 Schneider Electric SE 7,834,142
181,699 Signify NV
b
6,055,470
6,728 SiteOne Landscape Supply, Inc.
a
649,588
246,448 SKF AB 4,511,139
1,690,800 Sojitz Corporation 5,321,949
21,179 Southwest Airlines Company 1,164,421
3,159 SP Plus Corporation
a
132,078
17,360 Spirax-Sarco Engineering plc 2,039,363
1,494 SPX FLOW, Inc.
a
65,348
17,991 Standex International Corporation 1,314,962
357,000 Sumitomo Corporation 5,310,260
15,900 Taikisha, Ltd. 543,694
5,809 Teledyne Technologies, Inc.
a
2,120,634
3,267 Thermon Group Holdings, Inc.
a
77,428
43,400 Toppan Forms Company, Ltd. 492,469
31,184 Transcontinental, Inc. 366,649
1,306 TransDigm Group, Inc. 840,124
26,948 TriMas Corporation
a
774,216
34,000 Tsubakimoto Chain Company 1,046,276
2,678 UniFirst Corporation 546,125
6,537 United Rentals, Inc.
a
887,006
53,513 United Technologies Corporation 8,037,653
13,912 Valmont Industries, Inc. 1,976,339
16,269 Verisk Analytics, Inc. 2,643,224
52,010 Volvo AB 889,045
16,002 Waste Connections, Inc. 1,541,153
5,457 Watsco , Inc. 949,081
30,214 Willdan Group, Inc.
a
1,000,990
10,603 Xylem, Inc. 865,841
20,200 Yuasa Trading Company, Ltd. 648,089
Total 217,622,357
Information Technology (15.6%)
10,679 Adobe, Inc.
a
3,749,824
2,724 ADTRAN, Inc. 24,652
24,153 Advanced Micro Devices, Inc.
a
1,135,191
9,053 Akamai Technologies, Inc.
a
845,098
6,630 Alteryx, Inc.
a
924,686
115,170 Amadeus IT Holding SA 9,030,060
3,635 American Software, Inc. 54,271
21,844 Amphenol Corporation 2,172,823
908 ANSYS, Inc.
a
249,092
90,396 Apple, Inc. 27,978,466
1,119 Arista Networks, Inc.
a
249,917
5,419 Atlassian Corporation plc
a
796,593
15,467 Avalara, Inc.
a
1,316,860
2,114 Avnet, Inc. 77,140
803 Badger Meter, Inc. 47,425
12,592 Bandwidth, Inc.
a
893,528
57,287 BE Semiconductor Industries NV 2,425,339
24,013 Benchmark Electronics, Inc. 739,120
11,465 Blackline, Inc.
a
701,314
2,559 Broadridge Financial Solutions, Inc. 304,905
Shares Common Stock (84.9%) Value
Information Technology (15.6%) - continued
848 CACI International, Inc.
a
$ 226,789
79,200 Canon, Inc. 2,076,965
27,507 CDK Global, Inc. 1,476,576
7,355 CDW Corporation 959,460
1,398 CEVA, Inc.
a
38,235
179,145 CGI, Inc.
a
13,716,762
13,711 Ciena Corporation
a
557,626
284,929 Cisco Systems, Inc. 13,098,186
10,624 Cognex Corporation 541,505
133,458 Computershare, Ltd. 1,575,874
17,413 Coupa Software, Inc.
a
2,806,105
10,993 CTS Corporation 322,205
14,235 Descartes Systems Group, Inc.
a
637,870
12,529 Dialog Semiconductor plc
a
550,361
21,816 DocuSign, Inc.
a
1,712,774
46,458 Dolby Laboratories, Inc. 3,221,398
5,024 DSP Group, Inc.
a
72,647
16,113 Elastic NV
a
1,045,411
5,533 ePlus , Inc.
a
441,091
6,433 Euronet Worldwide, Inc.
a
1,014,098
9,528 ExlService Holdings, Inc.
a
696,592
1,567 eXp World Holdings, Inc.
a
17,300
9,991 F5 Networks, Inc.
a
1,220,101
631 Fair Isaac Corporation
a
253,902
27,160 Fiserv, Inc.
a
3,221,448
17,071 Five9, Inc.
a
1,224,503
733 FLIR Systems, Inc. 37,779
10,700 Fuji Soft, Inc. 428,870
9,416 Global Payments, Inc. 1,840,357
17,926 Guidewire Software, Inc.
a
2,016,675
334,530 Halma plc 9,285,357
3,236 InterDigital , Inc. 178,789
17,298 Intuit, Inc. 4,850,013
5,572 Jack Henry & Associates, Inc. 833,237
7,862 Juniper Networks, Inc. 180,354
2,773 Keysight Technologies, Inc.
a
257,861
1,833 Kulicke and Soffa Industries, Inc. 47,456
3,990 Lam Research Corporation 1,189,858
25,123 Lattice Semiconductor Corporation
a
467,288
195 Littelfuse , Inc. 34,497
2,911 ManTech International Corporation 233,695
44,424 MasterCard, Inc. 14,035,319
12,503 Maxim Integrated Products, Inc. 751,680
15,227 Methode Electronics, Inc. 498,684
231,728 Microsoft Corporation 39,447,057
7,904 MicroStrategy , Inc.
a
1,201,645
9,274 MKS Instruments, Inc. 972,101
19,997 Monolithic Power Systems, Inc. 3,422,887
6,424 MTS Systems Corporation 325,633
2,273 National Instruments Corporation 101,444
56,500 NEC Networks & System Integration
Corporation 2,111,765
338 NetApp, Inc. 18,049
7,053 New Relic, Inc.
a
465,569
6,276 Nice, Ltd. ADR
a
1,081,355
12,645 Nova Measuring Instruments, Ltd.
a
481,016
6,542 Novanta , Inc.
a
593,556
22,989 NVIDIA Corporation 5,435,289
36,095 Oracle Corporation 1,893,183
5,700 Oracle Corporation Japan 493,378
6,846 Palo Alto Networks, Inc.
a
1,607,304
64,983 PayPal Holdings, Inc.
a
7,400,914
2,455 Progress Software Corporation 110,794
7,249 Proofpoint , Inc.
a
890,250
10,299 Q2 Holdings, Inc.
a
897,970
7,099 QAD, Inc. 365,244

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Information Technology (15.6%) - continued
29,190 QUALCOMM, Inc. $ 2,490,199
4,841 Rogers Corporation
a
570,028
21,600 Ryoyo Electro Corporation 365,755
34,814 SailPoint Technologies Holdings, Inc.
a
873,483
49,412 Salesforce.com, Inc.
a
9,008,302
2,636 Samsung Electronics Company, Ltd.
GDR 3,070,849
5,744 ScanSource , Inc.
a
200,408
30,035 ServiceNow , Inc.
a
10,158,738
3,280 Silicon Laboratories, Inc.
a
322,457
44,862 Square, Inc.
a
3,350,743
30,602 STMicroelectronics NV ADR 852,266
882 Sykes Enterprises, Inc.
a
29,626
19,243 Synopsys, Inc.
a
2,838,535
9,717 TE Connectivity, Ltd. 895,713
72,288 Texas Instruments, Inc. 8,721,547
4,913 Tyler Technologies, Inc.
a
1,590,240
3,573 VeriSign, Inc.
a
743,684
14,014 Virtusa Corporation
a
583,543
90,639 Visa, Inc. 18,034,442
11,520 VMware, Inc.
a
1,705,651
6,086 WEX, Inc.
a
1,320,175
4,966 Xilinx, Inc. 419,528
11,291 Zscaler , Inc.
a
633,312
Total 281,705,484
Materials (3.2%)
6,193 AdvanSix , Inc.
a
115,933
71,200 Air Water, Inc. 977,940
66,235 Alcoa Corporation
a
923,978
5,908 AptarGroup, Inc. 682,433
4,063 Avery Dennison Corporation 533,228
187 Balchem Corporation 20,200
4,334 Cabot Corporation 172,710
6,343 Celanese Corporation 656,500
51,588 CF Industries Holdings, Inc. 2,077,965
67,550 Eastman Chemical Company 4,814,288
20,374 Ecolab, Inc. 3,995,545
2,594 Ferro Corporation
a
35,486
110,548 Granges AB 1,021,224
171,818 Hexpol AB 1,548,928
27,800 Hokuetsu Corporation 128,149
4,301 Ingevity Corporation
a
280,511
12,427 Innospec , Inc. 1,251,772
1,048 Kadant , Inc. 111,717
14,440 Kaiser Aluminum Corporation 1,446,166
49,843 Koninklijke DSM NV 6,066,190
4,131 Kraton Performance Polymers, Inc.
a
67,955
100,100 Kyoei Steel, Ltd. 1,755,709
18,400 Lintec Corporation 397,744
22,306 Louisiana-Pacific Corporation 684,348
5,745 Martin Marietta Materials, Inc. 1,515,531
5,400 Maruichi Steel Tube, Ltd. 149,835
9,181 Materion Corporation 498,528
5,700 Minerals Technologies, Inc. 308,541
6,800 Mitsubishi Materials Corporation 171,025
14,624 Myers Industries, Inc. 236,616
8,777 Neenah, Inc. 584,899
70,300 Nippon Light Metal Holdings
Company, Ltd. 134,136
535,100 Nippon Steel Corporation 7,424,771
6,900 Nissan Chemical Industries, Ltd. 285,135
43,803 Nucor Corporation 2,080,204
23,878 Nutanix , Inc.
a
775,319
1,818 Olympic Steel, Inc. 26,725
7,817 PPG Industries, Inc. 936,789
Shares Common Stock (84.9%) Value
Materials (3.2%) - continued
383 Quaker Chemical Corporation $ 63,586
2,608 Reliance Steel & Aluminum Company 299,398
16,890 Rio Tinto, Ltd. 1,095,961
1,658 RPM International, Inc. 118,331
9,282 Ryerson Holding Corporation
a
95,140
244,030 Sandfire Resources, Ltd. 896,280
6,000 Sanyo Special Steel Company, Ltd. 81,326
1,435 Schnitzer Steel Industries, Inc. 23,075
1,795 Schweitzer-Mauduit International,
Inc. 62,879
590 Sensient Technologies Corporation 35,253
28,350 Steel Dynamics, Inc. 847,098
16,100 Taiyo Holdings Company, Ltd. 681,059
75,000 Toagosei Company, Ltd. 838,548
609,900 Toray Industries, Inc. 3,990,768
133,824 UPM- Kymmene Oyj 4,216,599
1,257 W. R. Grace & Company 84,672
1,854 Worthington Industries, Inc. 68,190
Total 58,392,836
Real Estate (4.6%)
30,066 Agree Realty Corporation 2,282,911
71,047 Allied Properties REIT 2,964,497
60,080 Alstria Office REIT AG 1,191,931
34,779 American Campus Communities, Inc. 1,595,313
20,621 American Tower Corporation 4,778,711
12,733 Apartment Investment &
Management Company 671,156
4,910 Apple Hospitality REIT, Inc. 73,748
2,644 Ares Commercial Real Estate
Corporation 43,203
8,218 Armada Hoffler Properties, Inc. 150,718
1,106,788 Ascendas REIT 2,548,414
144,600 Ascott Trust 133,516
15,158 Ashford Hospitality Trust, Inc. 37,289
2,333 BBX Capital Corporation 9,052
1,634 Bluerock Residential Growth REIT,
Inc. 18,856
12,927 Brixmor Property Group, Inc. 258,023
4,481 Camden Property Trust 503,799
881 CareTrust REIT, Inc. 19,541
127,451 Castellum AB 3,132,359
25,013 CBL & Associates Properties, Inc. 21,011
29,663 Cedar Realty Trust, Inc. 77,124
7,010 Chatham Lodging Trust 114,613
42,474 Choice Properties REIT 469,223
4,223 City Office REIT, Inc. 57,095
2,095 Cofinimmo SA 334,114
4,750 Columbia Property Trust, Inc. 100,225
3,538 Corepoint Lodging, Inc. 32,373
5,092 CoreSite Realty Corporation 598,055
2,979 CoStar Group, Inc.
a
1,945,257
108 Cousins Properties, Inc. 4,420
54,700 Daito Trust Construction Company,
Ltd. 6,443,471
8,915 Deutsche EuroShop AG 243,062
20,233 DiamondRock Hospitality Company 195,653
9,677 Douglas Emmett, Inc. 401,595
813 EastGroup Properties, Inc. 110,625
22,061 Entra ASA
b
376,492
3,439 EPR Properties 245,441
754 Equity Lifestyle Properties, Inc. 54,853
27,291 Essential Properties Realty Trust, Inc. 753,505
173 Essex Property Trust, Inc. 53,588
4,680 Farmland Partners, Inc. 30,326
6,358 First Capital REIT 104,109

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.9%) Value
Real Estate (4.6%) - continued
24,605 First Industrial Realty Trust, Inc. $ 1,050,633
659 Four Corners Property Trust, Inc. 19,961
10,391 Franklin Street Properties
Corporation 78,972
8,072 Gaming and Leisure Properties, Inc. 381,442
1,805 Getty Realty Corporation 56,894
4,371 Gladstone Commercial Corporation 93,190
3,557 Global Medical REIT, Inc. 51,932
93,838 Granite REIT 5,070,542
6,251 Healthcare Realty Trust, Inc. 225,411
8,276 Healthcare Trust of America, Inc. 265,080
2,704 Highwoods Properties, Inc. 135,497
87,540 Host Hotels & Resorts, Inc. 1,430,404
3,989 Hudson Pacific Properties, Inc. 144,960
547,000 Hysan Development Company, Ltd. 2,041,937
6,806 Industrial Logistics Properties Trust 155,789
5,386 Innovative Industrial Properties, Inc. 482,047
2,213 Investors Real Estate Trust 163,098
3,940 Jones Lang LaSalle, Inc. 669,091
23,280 Kilroy Realty Corporation 1,922,230
11,023 Kite Realty Group Trust 189,596
43,085 Klepierre SA 1,464,545
15,175 Kungsleden AB 161,730
2,293 Lamar Advertising Company 212,813
3,515 LEG Immobilien AG 433,543
6,094 Lexington Realty Trust 67,461
1,162 Life Storage, Inc. 131,515
285,000 Mapletree Commercial Trust 489,442
28,286 Medical Properties Trust, Inc. 626,535
1,241 MGM Growth Properties LLC 39,638
1,897 Monmouth Real Estate Investment
Corporation 27,753
949 National Health Investors, Inc. 80,077
4,590 National Retail Properties, Inc. 257,040
41,342 National Storage Affiliates Trust 1,411,829
6,543 Northview Apartment REIT 151,833
5,324 Office Properties Income Trust 181,176
1,867 Omega Healthcare Investors, Inc. 78,321
3,747 One Liberty Properties, Inc. 102,443
3,810 Physicians Realty Trust 73,723
7,561 PotlatchDeltic Corporation 325,123
1,702 Preferred Apartment Communities,
Inc. 20,050
1,654 PS Business Parks, Inc. 277,144
65,469 PSP Swiss Property AG 9,899,373
4,693 QTS Realty Trust, Inc. 266,938
91,652 Quebecor, Inc. 2,274,333
3,127 Rayonier, Inc. REIT 94,998
1,709 Retail Opportunity Investments
Corporation 28,318
15,864 Retail Properties of America, Inc. 192,748
77,101 RioCan REIT 1,582,336
605 RMR Group, Inc. 27,872
198,000 Road King Infrastructure, Ltd. 332,402
5,387 RPT Realty 75,149
2,140 Ryman Hospitality Properties 181,964
23,995 Sabra Health Care REIT, Inc. 515,892
1,081 Saul Centers, Inc. 53,380
5,189 SBA Communications Corporation 1,294,967
38,192 Service Properties Trust 824,183
5,982 Spirit Realty Capital, Inc. 315,730
688 St. Joe Company
a
14,455
2,015 STAG Industrial, Inc. 64,964
9,838 Store Capital Corporation 386,141
14,833 Summit Hotel Properties, Inc. 164,498
31,861 Swiss Prime Site AG 3,889,756
Shares Common Stock (84.9%) Value
Real Estate (4.6%) - continued
194,805 TAG Immobilien AG $ 5,134,244
3,819 UMH Properties, Inc. 60,340
25,509 Uniti Group, Inc. 161,472
429 Universal Health Realty Income Trust 52,917
4,110 Urstadt Biddle Properties, Inc. 93,174
10,477 VICI Properties, Inc. 280,784
458,600 Wing Tai Holdings, Ltd. 672,138
Total 83,357,173
Utilities (0.7%)
87,256 AGL Energy, Ltd. 1,157,990
4,255 Artesian Resources Corporation 160,499
1,080 Chesapeake Utilities Corporation 103,907
4,063 Consolidated Water Company, Ltd. 69,518
2,274 DTE Energy Company 301,555
118,981 Enagas SA 3,205,815
143,251 Exelon Corporation 6,817,315
2,911 IDACORP, Inc. 326,585
1,421 Middlesex Water Company 92,734
30,511 Northland Power, Inc. 686,809
2,159 Otter Tail Corporation 115,636
1,739 Southwest Gas Holdings, Inc. 131,312
1,331 Unitil Corporation 82,109
Total 13,251,784
Total Common Stock
(cost $1,260,537,527) 1,534,119,650
Shares
Registered Investment Companies
( 2.2% ) Value
Unaffiliated  (2.2%)
628,028 iShares Russell Mid Cap ETF 37,129,015
13,162 SPDR S&P Biotech ETF 1,172,998
20,779 SPDR S&P Metals & Mining ETF 517,189
Total 38,819,202
Total Registered Investment
Companies (cost $36,718,923) 38,819,202
Shares
Collateral Held for Securities Loaned
( 0.7% ) Value
13,048,385 Thrivent Cash Management Trust 13,048,385
Total Collateral Held for Securities
Loaned
(cost $13,048,385) 13,048,385
Shares or
Principal
Amount Short-Term Investments ( 13.5% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.565%, 2/11/2020
d,e
199,931
20,600,000 1.549%, 2/12/2020
d,e
20,592,018
300,000 1.570%, 2/19/2020
d,e
299,793
5,200,000 1.570%, 2/26/2020
d,e
5,194,851
300,000 1.535%, 3/25/2020
d,e
299,337
1,100,000 1.535%, 3/27/2020
d,e
1,097,474
2,700,000 1.534%, 4/8/2020
d,e
2,692,346
1,200,000 1.560%, 4/9/2020
d,e
1,196,546
3,700,000 1.565%, 4/15/2020
d,e
3,688,382

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.5%) Value
Thrivent Core Short-Term Reserve
Fund
20,856,439 1.900% $ 208,564,386
Total Short-Term Investments (cost
$243,822,243) 243,825,064
Total Investments (cost
$1,554,127,078) 101.3% $1,829,812,301
Other Assets and Liabilities, Net
(1.3%) (22,903,752)
Total Net Assets 100.0% $1,806,908,549
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $23,330,914 or 1.3% of total
net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of January
31, 2020:
Securities Lending Transactions
Common Stock $ 12,134,795
Total lending $12,134,795
Gross amount payable upon return of
collateral for securities loaned $13,048,385
Net amounts due to counterparty $913,590
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 88,798,207 71,356,511 17,441,696 –
Consumer Discretionary 162,713,723 108,012,852 54,700,871 –
Consumer Staples 53,846,275 18,394,814 35,451,461 –
Energy 53,634,635 32,181,958 21,452,677 –
Financials 303,550,729 142,093,848 161,456,881 –
Health Care 217,246,447 132,389,631 84,856,816 –
Industrials 217,622,357 106,183,688 111,438,669 –
Information Technology 281,705,484 236,574,149 45,131,335 –
Materials 58,392,836 26,531,509 31,861,327 –
Real Estate 83,357,173 31,817,831 51,539,342 –
Utilities 13,251,784 8,201,170 5,050,614 –
Registered Investment Companies
Unaffiliated 38,819,202 38,819,202 – –
Short-Term Investments 35,260,678 – 35,260,678 –
Subtotal Investments in Securities $1,608,199,530 $952,557,163 $655,642,367 $–
Other Investments  * Total
Affiliated Short-Term Investments 208,564,386
Collateral Held for Securities Loaned 13,048,385
Subtotal Other Investments $221,612,771
Total Investments at Value $1,829,812,301
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,469,412 9,469,412 – –
Total Asset Derivatives $9,469,412 $9,469,412 $– $–
Liability Derivatives
Futures Contracts 12,677,304 12,677,304 – –
Total Liability Derivatives $12,677,304 $12,677,304 $– $–
The following table presents Global Stock Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $35,260,677 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 925 March 2020 $ 145,970,301 $ 3,139,699
CME Euro Foreign Exchange Currency 1,134 March 2020 158,523,760 (919,023)
Eurex Euro STOXX 50 Index 3,815 March 2020 158,240,662 (5,204,019)
ICE US mini MSCI Emerging Markets Index 2,486 March 2020 137,081,693 (6,554,262)
Total Futures Long Contracts $ 599,816,416 ( $ 9,537,605)
CME E-mini Russell 2000 Index (686) March 2020 ( $ 56,575,680) $ 1,191,470
ICE mini MSCI EAFE Index (1,696) March 2020 (172,745,443) 5,138,243
Total Futures Short Contracts ( $ 229,321,123) $6,329,713
Total Futures Contracts $ 370,495,293 ($3,207,892)

Global Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $232,344 $95,868 $119,648 $208,564 20,856 11.6%
Total Affiliated Short-Term Investments 232,344 208,564 11.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,240 16,368 5,560 13,048 13,048 0.7
Total Collateral Held for Securities Loaned 2,240 13,048 0.7
Total Value $234,584 $221,612
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– 1 $1,140
Total Income/Non Income Cash from Affiliated Investments $1,140
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $1

Government Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Asset-Backed Securities (5.2%)
Goodgreen
$ 456,220
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
$ 482,246
Navient Student Loan Trust
500,000
2.261%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
500,714
226,242
2.411%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
226,748
Northstar Education Finance, Inc.
187,470
2.361%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
185,871
SBA Small Business Investment
Companies
889,670
3.548%,  9/10/2028, Ser.
2018-10B, Class 1 947,933
SLM Student Loan Trust
175,557
2.061%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
169,348
U.S. Small Business Administration
286,362
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 293,669
Total 2,806,529
Collateralized Mortgage Obligations (11.5%)
Federal Home  Loan  Mortgage
Corporation  Whole  Loan
Securities Trust
357,467
3.000%,  7/25/2046, Ser.
2016-SC01, Class 1A
c
364,340
Federal Home Loan Mortgage
Corporation - REMIC
389,640
1.750%,  12/15/2042, Ser.
4141, Class KM 382,444
349,859
3.000%,  5/15/2045, Ser.
4631, Class PA 362,970
719,542
3.000%,  7/15/2046, Ser.
4750, Class PA 738,128
361,471
3.000%,  3/15/2047, Ser.
4734, Class JA 375,104
442,699
3.500%,  8/15/2047, Ser.
4860, Class CA 467,731
475,870
2.000%,  9/25/2049, Ser.
4906, Class KE 472,954
Federal National Mortgage
Association - REMIC
500,898
3.000%,  2/25/2040, Ser.
2018-13, Class EB 507,983
411,175
3.250%,  6/25/2043, Ser.
2013-60, Class PT 429,792
486,050
2.000%,  4/25/2045, Ser.
2015-22, Class EG 487,624
454,842
3.000%,  3/25/2046, Ser.
2016-66, Class PA 469,543
230,555
3.000%,  6/25/2046, Ser.
2017-58, Class P 240,514
318,669
3.500%,  12/25/2047, Ser.
2018-41, Class PB 325,997
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (11.5%) -
continued
Seasoned Credit Risk Transfer Trust
$ 662,736
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
$ 682,562
Total 6,307,686
Commercial Mortgage-Backed Securities (5.3%)
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
410,748
3.000%,  3/15/2045, Ser.
4741, Class GA 421,543
Federal National Mortgage
Association
500,000 3.830%,  10/1/2028 546,407
Federal National Mortgage
Association - ACES
317,460
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
321,260
415,000
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
b
438,502
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
b
171,125
500,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
561,382
FRESB Multifamily Mortgage Pass-
Through Trust
397,817
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
b,c
418,331
Total 2,878,550
Energy (0.5%)
Petroleos Mexicanos
275,000 2.378%,  4/15/2025 279,922
Total 279,922
Financials (3.7%)
HSBC Bank Canada
250,000 3.300%,  11/28/2021
a
257,307
Korea Development Bank
500,000
2.624%,  (LIBOR 3M +
0.705%), 2/27/2022
b
503,634
Private Export Funding Corporation
1,000,000 2.050%,  11/15/2022 1,013,632
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
a
253,488
Total 2,028,061
Foreign Government (4.6%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
a
252,550
Export Development Canada
500,000 2.500%,  1/24/2023 516,235
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 503,201
Province of British Columbia Canada
450,000 1.750%,  9/27/2024 455,953
Province of Ontario Canada
250,000 3.400%,  10/17/2023 267,065
Province of Quebec Canada
500,000 2.750%,  4/12/2027 537,114
Total 2,532,118

Government Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Mortgage-Backed Securities (23.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 586,763 3.000%,  8/1/2047 $ 605,851
28,981 3.500%,  7/1/2049 29,904
Federal National Mortgage
Association
475,425 3.500%,  10/1/2048 494,553
969,150 3.500%,  2/1/2049
d
1,004,098
530,598 3.500%,  8/1/2049 553,233
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,400,000 2.500%,  2/1/2035
d
3,460,430
1,750,000 3.000%,  2/1/2035
d
1,802,568
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,975,000 3.000%,  3/1/2050
d
4,062,292
654,773 4.000%,  7/1/2048 685,401
Total 12,698,330
U.S. Government & Agencies (44.6%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 516,171
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 563,823
Tennessee Valley Authority
475,000 5.250%,  9/15/2039 688,211
U.S. Treasury Bonds
325,000 2.250%,  11/15/2027 344,208
115,000 5.500%,  8/15/2028 152,227
3,825,000 2.625%,  2/15/2029 4,190,915
500,000 4.750%,  2/15/2037 723,672
625,000 3.000%,  5/15/2042 743,140
2,205,000 2.500%,  5/15/2046 2,422,658
1,440,000 2.875%,  5/15/2049 1,719,787
U.S. Treasury Bonds, TIPS
521,380 0.500%,  1/15/2028 548,233
362,284 0.875%,  2/15/2047 419,468
U.S. Treasury Notes
275,000 2.750%,  7/31/2023 288,471
1,125,000 2.500%,  1/31/2024 1,176,636
1,450,000 1.250%,  8/31/2024 1,445,525
3,500,000 2.125%,  11/30/2024 3,630,156
3,150,000 2.875%,  7/31/2025 3,402,123
1,125,000 2.625%,  1/31/2026 1,204,936
250,000 1.750%,  12/31/2026 255,352
Total 24,435,712
Total Long-Term Fixed Income
(cost $51,473,268) 53,966,908
Shares or
Principal
Amount Short-Term Investments ( 18.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.535%, 4/8/2020
e,f
199,433
Shares or
Principal
Amount Short-Term Investments (18.1%) Value
Thrivent Core Short-Term Reserve
Fund
973,020 1.900% $ 9,730,206
Total Short-Term Investments (cost
$9,929,635) 9,929,639
Total Investments (cost
$61,402,903) 116.7% $63,896,547
Other Assets and Liabilities, Net
(16.7%) (9,128,669)
Total Net Assets 100.0% $54,767,878
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $2,158,924 or 3.9% of total net assets.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,806,529 – 2,806,529 –
Collateralized Mortgage Obligations 6,307,686 – 6,307,686 –
Commercial Mortgage-Backed Securities 2,878,550 – 2,878,550 –
Energy 279,922 – 279,922 –
Financials 2,028,061 – 2,028,061 –
Foreign Government 2,532,118 – 2,532,118 –
Mortgage-Backed Securities 12,698,330 – 12,698,330 –
U.S. Government & Agencies 24,435,712 – 24,435,712 –
Short-Term Investments 199,433 – 199,433 –
Subtotal Investments in Securities $54,166,341 $– $54,166,341 $–
Other Investments  * Total
Affiliated Short-Term Investments 9,730,206
Subtotal Other Investments $9,730,206
Total Investments at Value $63,896,547
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 91,370 91,370 – –
Total Asset Derivatives $91,370 $91,370 $– $–
Liability Derivatives
Futures Contracts 154,387 154,387 – –
Total Liability Derivatives $154,387 $154,387 $– $–
The following table presents Government Bond Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $199,433 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 39 March 2020 $ 8,410,596 $ 27,419
CME Ultra Long Term U.S. Treasury Bond 10 March 2020 1,872,924 63,951
Total Futures Long Contracts $ 10,283,520 $ 91,370
CBOT 10-Yr. U.S. Treasury Note (19) March 2020 ( $ 2,461,478) ( $ 39,991)
CBOT 5-Yr. U.S. Treasury Note (38) March 2020 (4,528,090) (44,081)
CBOT U.S. Long Bond (1) March 2020 (156,622) (6,909)
Ultra 10-Yr. U.S. Treasury Note (18) March 2020 (2,558,407) (63,406)
Total Futures Short Contracts ( $ 9,704,597) ($154,387)
Total Futures Contracts $ 578,923 ($63,017)

Government Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $10,260 $8,299 $8,829 $9,730 973 17.8%
Total Affiliated Short-Term Investments 10,260 9,730 17.8
Total Value $10,260 $9,730
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $53
Total Income/Non Income Cash from Affiliated Investments $53
Total $– $– $0

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 100.2% ) Value
Arizona (1.4%)
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev. (Mayo
Clinic)
$ 250,000 1.170%, 11/15/2052, Ser. A
a
$ 250,000
Total 250,000
California (3.1%)
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser.
A, AMT 270,259
California Pollution Control Financing
Auth. Rev. Refg. (San Diego County
Water Auth. Desalination)
250,000 5.000%, 7/1/2039
b
303,862
Total 574,121
Colorado (7.2%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 266,265
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 246,910
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Sanford
Health)
250,000 5.000%, 11/1/2044, Ser. A 308,158
Denver, CO Health and Hospital Auth.
Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 253,451
Denver, CO Urban Renewal Auth.
Rev. (9th and Colorado Urban
Redevelopment Area)
225,000 5.250%, 12/1/2039, Ser. A
b
242,093
Total 1,316,877
Delaware (1.4%)
Kent County, DE Student Housing and
Dining Fac. Rev. (CHF-Dover, LLC -
Delaware State University)
230,000 5.000%, 7/1/2040, Ser. A 261,818
Total 261,818
District of Columbia (2.0%)
Metropolitan Washington DC Airports
Auth. Dulles Toll Road Rev.
300,000 5.000%, 10/1/2047, Ser. B 372,588
Total 372,588
Florida (4.9%)
Escambia County, FL Health Fac.
Auth. Rev. Refg.
350,000 4.000%, 8/15/2050, Ser. A
c
389,162
Florida State Higher Educational
Fac. Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 358,719
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 137,067
Total 884,948
Principal
Amount Long-Term Fixed Income (100.2%) Value
Georgia (4.7%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont Crest,
Inc.)
$ 250,000 5.125%, 1/1/2049, Ser. A
b
$ 249,052
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 310,605
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 293,918
Total 853,575
Illinois (8.1%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 296,970
Illinois Finance Auth. Student Housing
and Academic Fac. Rev. (University
of Illinois at Chicago)
150,000 5.000%, 2/15/2037 174,261
Illinois State G.O.
235,000 5.000%, 12/1/2025, Ser. B 275,124
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
d
74,716
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE Insured)
220,000 5.500%, 6/15/2029, Ser. A
d
270,679
Will County, IL Forest Preserve District
L.T.G.O.
300,000 5.000%, 12/15/2036 378,903
Total 1,470,653
Indiana (0.6%)
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
105,000 5.000%, 4/1/2037, Ser. A 108,804
Total 108,804
Iowa (2.8%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
150,000 5.000%, 5/15/2032, Ser. A 171,824
150,000 5.000%, 5/15/2041, Ser. A 168,358
Iowa Finance Auth. Rev. (Northcrest
Inc.)
150,000 5.000%, 3/1/2038, Ser. A 164,859
Total 505,041
Louisiana (1.4%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
250,000 1.190%, 8/1/2035, Ser. A
a
250,000
Total 250,000

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (100.2%) Value
Maryland (2.6%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
$ 200,000
5.000%, 6/1/2044, Ser. A,
AMT $ 243,234
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
b
230,290
Total 473,524
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
d
276,867
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 272,696
Total 549,563
Minnesota (1.7%)
Duluth, MN Economic Development
Auth. Health Care Fac. Rev. Refg.
(Essentia Health Obligated Group)
50,000 5.000%, 2/15/2033, Ser. A 61,979
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 240,143
Total 302,122
Missouri (3.5%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 243,990
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox Village)
140,000 5.000%, 8/15/2042, Ser. A 154,015
Missouri Health and Educational Fac.
Auth. Rev. (Maryville University of
St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 236,678
Total 634,683
Nebraska (1.4%)
Douglas County, NE Hospital Auth.
No. 2 Health Fac. Rev. (Children's
Hospital Obligated Group)
225,000 5.000%, 11/15/2047 263,929
Total 263,929
Nevada (1.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 265,822
Total 265,822
Principal
Amount Long-Term Fixed Income (100.2%) Value
New Hampshire (2.1%)
New Hampshire Health and Education
Fac. Auth. Rev.
$ 250,000 5.000%, 8/1/2059, Ser. A $ 383,778
Total 383,778
New Jersey (4.0%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev. Refg.
130,000 0.700%, 1/1/2022
a
130,000
New Jersey Transportation Trust Fund
Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 251,471
Tobacco Settlement Financing
Corporation Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 355,701
Total 737,172
New York (4.9%)
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
100,000 1.180%, 6/15/2044
a
100,000
250,000
1.180%, 6/15/2049, Ser.
BB-1
a
250,000
New York City Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 262,340
New York Transportation
Development Corporation Special
Fac. Rev. (LaGuardia Airport )
225,000 5.000%, 1/1/2036, AMT 273,454
Total 885,794
North Carolina (1.7%)
North Carolina Turnpike Auth.
(Triangle Expressway Auth.) (AGM
Insured)
250,000 5.000%, 1/1/2049
d
308,875
Total 308,875
North Dakota (1.5%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 268,463
Total 268,463
Ohio (3.8%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev.
250,000 5.125%, 6/1/2024, Ser. A-2 251,230
Franklin County, OH Convention Fac.
Auth. Rev. (Greater Columbus
Convention Center Hotel)
275,000 5.000%, 12/1/2051 326,821
Ohio Higher Educational Fac.
Commission Rev. Refg. (University
of Findlay)
100,000 5.000%, 3/1/2034 117,671
Total 695,722

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (100.2%) Value
Oregon (0.7%)
Salem, OR Hospital Fac. Auth. Rev
(Capital Manor)
$ 100,000 5.000%, 5/15/2026 $ 120,649
Total 120,649
Pennsylvania (4.5%)
Pennsylvania Economic Development
Financial Auth. Solid Waste
Disposal Rev. (CarbonLite P, LLC)
250,000 5.750%, 6/1/2036, AMT
b
269,812
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 287,593
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039 265,480
Total 822,885
Puerto Rico (2.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
398,000 4.550%, 7/1/2040, Ser. A-1 438,556
Total 438,556
South Carolina (2.2%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 227,448
South Carolina Jobs Economic
Development Auth. Rev.
(Woodlands at Furman)
155,000 5.000%, 11/15/2054, Ser. A 171,332
Total 398,780
Tennessee (2.0%)
Metropolitan Government of Nashville
and Davidson County, TN Health
and Educational Fac. Rev. Refg.
(Trevecca Nazarene University)
300,000 5.000%, 10/1/2034 364,809
Total 364,809
Texas (10.4%)
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 362,760
Port Freeport TX Senior Lien Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 360,021
Port of Beaumont Navigation District
Fac. Rev. Refg. (Dock and Wharf
Jefferson Gulf Coast Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
b,c
256,810
Red River Education Finance
Corporation Rev. Refg. (St. Edwards
University)
250,000 5.000%, 6/1/2027 295,522
Tarrant County Cultural Education
Fac. Finance Corporation Rev. Refg.
(Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 256,926
Principal
Amount Long-Term Fixed Income (100.2%) Value
Texas (10.4%) - continued
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
$ 300,000 5.000%, 6/30/2058, AMT $ 355,053
Total 1,887,092
Utah (1.5%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 278,260
Total 278,260
Virginia (2.9%)
Virginia Small Business Financing
Auth. Rev. (95 Express Lanes, LLC)
250,000 5.000%, 7/1/2049, AMT 265,132
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 268,141
Total 533,273
Washington (1.4%)
Pend Oreille County, WA Public Utility
District No. 1 Rev. Refg. (Box
Canyon Production System)
225,000 5.000%, 1/1/2023 247,442
Total 247,442
Wisconsin (2.9%)
Wisconsin Health & Educational Fac.
Auth. Rev. (PHW Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 269,035
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Benevolent
Corporation Cedar Community)
240,000 5.000%, 6/1/2037 261,478
Total 530,513
Total Long-Term Fixed Income
(cost $17,224,528) 18,240,131
Principal
Amount Short-Term Investments ( 2.5% )
e
Value
Federal Home Loan Bank Discount
Notes
200,000 1.570%, 2/26/2020
f
199,802

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Short-Term Investments (2.5%)
e
Value
U.S. Treasury Bills
$ 250,000 1.701%, 8/13/2020 $ 247,996
Total Short-Term Investments
(cost $447,490) 447,798
Total Investments
(cost $17,672,018) 102.7% $18,687,929
Other Assets and Liabilities,
Net -2.7% (489,847)
Total Net Assets 100.0% $18,198,082
a Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $1,551,919 or 8.5% of total net assets.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited to
economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 2,516,030 – 2,516,030 –
Electric Revenue 541,360 – 541,360 –
General Obligation 950,997 – 950,997 –
Health Care 4,069,326 – 4,069,326 –
Housing Finance 853,905 – 853,905 –
Industrial Development Revenue 1,009,470 – 1,009,470 –
Other Revenue 1,942,593 – 1,942,593 –
Tax Revenue 1,341,062 – 1,341,062 –
Transportation 3,814,847 – 3,814,847 –
Water & Sewer 1,200,541 – 1,200,541 –
Short-Term Investments 447,798 – 447,798 –
Total Investments at Value $18,687,929 $– $18,687,929 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 28,129 28,129 – –
Total Liability Derivatives $28,129 $28,129 $– $–

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling
$199,802 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (7) March 2020 ( $ 1,116,590) ( $ 28,129)
Total Futures Short Contracts ( $ 1,116,590) ($28,129)
Total Futures Contracts ( $ 1,116,590) ($28,129)

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.3% )
a
Value
Basic Materials (0.2%)
Nouryon USA, LLC, Term Loan
$ 2,000,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
$ 1,997,500
Total 1,997,500
Capital Goods (1.0%)
BWAY Holding Company, Term Loan
2,358,952
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
d
2,339,301
Navistar, Inc., Term Loan
3,702,222
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
d
3,704,999
Vertiv Group Corporation, Term Loan
2,030,819
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
d
2,027,428
Total 8,071,728
Communications Services (1.1%)
Frontier Communications
Corporation, Term Loan
3,631,875
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
d
3,662,129
Windstream Services, LLC, Term
Loan
5,645,000
9.750%,  (PRIME + 5.000%),
3/30/2021
d,e
5,461,537
Total 9,123,666
Consumer Cyclical (1.1%)
Cengage Learning, Inc., Term Loan
3,646,528
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
d
3,474,449
Golden Nugget, LLC, Term Loan
1,802,196
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
d
1,804,628
Staples, Inc., Term Loan
3,290,894
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
d
3,228,367
Total 8,507,444
Consumer Non-Cyclical (0.7%)
Chobani, LLC, Term Loan
1,385,725
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
d
1,383,993
Dole Food Company, Inc., Term Loan
2,354,305
4.404%,  (LIBOR 1M +
2.750%), 4/6/2024
d
2,349,313
Endo International plc, Term Loan
2,311,294
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
d
2,224,621
Total 5,957,927
Energy (0.3%)
Fieldwood Energy, LLC, Term Loan
2,370,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
d
2,015,685
Total 2,015,685
Financials (0.9%)
Forest City Enterprises, LP, Term
Loan
3,232,350
5.145%,  (LIBOR 1M +
3.500%), 12/7/2025
d
3,245,829
Principal
Amount Bank Loans (5.3%)
a
Value
Financials (0.9%) - continued
Grizzly Finco, Term Loan
$ 3,653,750
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
d
$ 3,630,914
Total 6,876,743
Total Bank Loans
(cost $42,481,568) 42,550,693
Principal
Amount Long-Term Fixed Income ( 88.6% ) Value
Basic Materials (5.5%)
Alcoa, Inc.
1,395,000 5.125%,  10/1/2024 1,506,279
Big River Steel, LLC
3,140,000 7.250%,  9/1/2025
f
3,297,659
Cleveland-Cliffs, Inc.
3,745,000 5.750%,  3/1/2025 3,632,650
First Quantum Minerals, Ltd.
509,000 7.000%,  2/15/2021
f
509,458
3,755,000 7.250%,  4/1/2023
f,g
3,719,797
1,860,000 6.875%,  3/1/2026
f
1,785,600
Grinding Media, Inc.
2,880,000 7.375%,  12/15/2023
f
2,955,226
Hexion, Inc.
1,405,000 7.875%,  7/15/2027
f
1,447,150
Krayton Polymers, LLC
2,325,000 7.000%,  4/15/2025
f
2,365,688
Mercer International, Inc.
1,860,000 7.375%,  1/15/2025 1,967,731
2,785,000 5.500%,  1/15/2026 2,816,192
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*,h,i
5,844
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
f
1,501,500
Novelis Corporation
2,030,000 5.875%,  9/30/2026
f
2,151,800
1,910,000 4.750%,  1/30/2030
f
1,913,581
OCI NV
2,360,000 5.250%,  11/1/2024
f
2,430,800
Olin Corporation
2,350,000 5.625%,  8/1/2029 2,479,250
2,805,000 5.000%,  2/1/2030 2,855,210
Peabody Securities Finance
Corporation
2,820,000 6.000%,  3/31/2022
f,g
2,615,550
Tronox Finance plc
2,790,000 5.750%,  10/1/2025
f
2,755,125
Total 44,712,090
Capital Goods (10.1%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,397,874
0.000%,PIK 1.500%,
4/26/2024
f,j
219,163
Advanced Disposal Services, Inc.
2,845,000 5.625%,  11/15/2024
f
2,963,067
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,436,700
AECOM
935,000 5.875%,  10/15/2024 1,036,447
2,805,000 5.125%,  3/15/2027 2,993,776
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,993,228
2,370,000 4.625%,  5/15/2030
f
2,399,625

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.6%) Value
Capital Goods (10.1%) - continued
Arconic, Inc.
$ 1,395,000 5.900%,  2/1/2027 $ 1,581,344
ARD Finance SA
1,900,000 6.500%,  6/30/2027
f
1,959,375
Ardagh Packaging Finance plc
4,705,000 5.250%,  8/15/2027
f
4,934,369
Berry Global, Inc.
1,510,000 4.500%,  2/15/2026
f
1,530,763
Berry Plastics Corporation
3,740,000 5.125%,  7/15/2023 3,805,525
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
f
2,452,800
3,100,000 7.875%,  4/15/2027
f
2,937,095
BWAY Holding Company
2,795,000 7.250%,  4/15/2025
f
2,781,025
Cemex SAB de CV
6,000,000 5.450%,  11/19/2029
f
6,397,500
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
3,109,800
Covanta Holding Corporation
1,400,000 5.875%,  7/1/2025 1,452,063
940,000 6.000%,  1/1/2027 977,600
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,299,175
Flex Acquisition Company, Inc.
2,795,000 6.875%,  1/15/2025
f
2,805,481
700,000 7.875%,  7/15/2026
f
712,499
GFL Environmental, Inc.
2,790,000 7.000%,  6/1/2026
f
2,907,738
H&E Equipment Services, Inc.
4,140,000 5.625%,  9/1/2025 4,315,950
IAA Spinco, Inc.
1,000,000 5.500%,  6/15/2027
f
1,061,150
Jeld-Wen, Inc.
2,330,000 4.875%,  12/15/2027
f
2,411,550
New Enterprise Stone & Lime
Company, Inc.
1,855,000 6.250%,  3/15/2026
f
1,938,475
Owens-Brockway Glass Container,
Inc.
2,680,000 5.875%,  8/15/2023
f
2,864,250
Reynolds Group Issuer, Inc.
1,995,000 5.125%,  7/15/2023
f
2,042,381
TransDigm, Inc.
4,055,000 6.250%,  3/15/2026
f
4,373,318
United Rentals North America, Inc.
940,000 5.500%,  7/15/2025 972,618
3,760,000 5.875%,  9/15/2026 3,999,700
Total 81,665,550
Communications Services (14.7%)
Altice Luxembourg SA
2,340,000 10.500%,  5/15/2027
f
2,705,742
Block Communications, Inc.
3,280,000 6.875%,  2/15/2025
f
3,398,900
CCO Holdings, LLC
3,320,000 5.875%,  4/1/2024
f
3,426,506
3,050,000 5.375%,  6/1/2029
f
3,259,840
3,560,000 4.750%,  3/1/2030
f
3,660,125
CCOH Safari, LLC
4,795,000 5.750%,  2/15/2026
f
5,031,585
Cengage Learning, Inc.
1,495,000 9.500%,  6/15/2024
f,g
1,374,159
CSC Holdings, LLC
4,910,000 6.500%,  2/1/2029
f
5,486,925
Principal
Amount Long-Term Fixed Income (88.6%) Value
Communications Services (14.7%) - continued
Embarq Corporation
$ 4,675,000 7.995%,  6/1/2036 $ 5,196,029
Gray Escrow, Inc.
1,770,000 7.000%,  5/15/2027
f
1,927,176
iHeartCommunications, Inc.
2,350,000 5.250%,  8/15/2027
f
2,449,875
4,200,000 4.750%,  1/15/2028
f
4,280,934
Intelsat Jackson Holdings SA
7,430,000 5.500%,  8/1/2023 6,074,025
LCPR Senior Secured Financing DAC
3,500,000 6.750%,  10/15/2027
f
3,701,390
Level 3 Financing, Inc.
4,780,000 5.375%,  5/1/2025 4,935,350
1,500,000 5.250%,  3/15/2026 1,560,150
Neptune Finco Corporation
4,245,000 10.875%,  10/15/2025
f
4,702,186
Nexstar Escrow Corporation
2,700,000 5.625%,  7/15/2027
f
2,845,260
Qualitytech, LP
3,260,000 4.750%,  11/15/2025
f
3,370,025
Scripps Escrow, Inc.
3,285,000 5.875%,  7/15/2027
f
3,441,037
SFR Group SA
2,350,000 7.375%,  5/1/2026
f
2,499,930
Sinclair Television Group, Inc.
1,430,000 5.875%,  3/15/2026
f
1,500,506
Sirius XM Radio, Inc.
3,000,000 4.625%,  7/15/2024
f
3,110,625
2,340,000 5.500%,  7/1/2029
f
2,518,191
Sprint Communications, Inc.
4,640,000 6.000%,  11/15/2022 4,790,800
Sprint Corporation
7,260,000 7.625%,  2/15/2025 7,557,587
Telesat Canada / Telesat, LLC
3,100,000 4.875%,  6/1/2027
f
3,184,785
Terrier Media Buyer, Inc.
1,900,000 8.875%,  12/15/2027
f
1,957,000
T-Mobile USA, Inc.
3,140,000 6.000%,  4/15/2024 3,232,238
3,275,000 4.500%,  2/1/2026 3,368,108
T-Mobile USA, Inc. Contingent
Consent Payment
3,140,000 0.000%,  4/15/2024
k
8,692
VeriSign, Inc.
2,290,000 4.750%,  7/15/2027 2,415,950
Virgin Media Secured Finance plc
2,105,000 5.500%,  8/15/2026
f
2,207,661
3,500,000 5.500%,  5/15/2029
f
3,683,750
WMG Acquisition Corporation
2,325,000 5.500%,  4/15/2026
f
2,447,063
Ziggo BV
2,360,000 4.875%,  1/15/2030
f
2,430,252
Total 119,740,357
Consumer Cyclical (12.9%)
1011778 B.C., ULC
3,310,000 4.375%,  1/15/2028
f
3,317,944
Allison Transmission, Inc.
3,480,000 5.000%,  10/1/2024
f
3,545,320
Brookfield Property REIT, Inc.
3,040,000 5.750%,  5/15/2026
f
3,172,027
Brookfield Residential Properties,
Inc.
3,060,000 6.250%,  9/15/2027
f
3,274,200

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.6%) Value
Consumer Cyclical (12.9%) - continued
Cedar Fair, LP
$ 3,000,000 5.250%,  7/15/2029
f
$ 3,165,000
Choice Hotels International, Inc.
3,026,000 5.750%,  7/1/2022 3,264,540
Cinemark USA, Inc.
4,205,000 4.875%,  6/1/2023 4,257,562
Dana Financing Luxembourg SARL
3,575,000 6.500%,  6/1/2026
f
3,789,500
Hanesbrands, Inc.
3,605,000 4.875%,  5/15/2026
f
3,798,769
Herc Holdings, Inc.
3,050,000 5.500%,  7/15/2027
f
3,186,335
Hertz Corporation
523,000 7.625%,  6/1/2022
f
539,344
Hilton Escrow Issuer, LLC
2,340,000 4.250%,  9/1/2024 2,375,100
International Game Technology plc
1,400,000 6.250%,  1/15/2027
f
1,571,500
KAR Auction Services, Inc.
2,330,000 5.125%,  6/1/2025
f
2,390,184
KB Home
1,870,000 6.875%,  6/15/2027 2,199,587
1,890,000 4.800%,  11/15/2029 1,960,875
Landry's, Inc.
1,775,000 6.750%,  10/15/2024
f
1,824,167
Lennar Corporation
1,270,000 4.500%,  4/30/2024 1,355,725
1,410,000 4.750%,  5/30/2025 1,539,635
2,835,000 4.750%,  11/29/2027 3,139,762
Live Nation Entertainment, Inc.
2,935,000 4.875%,  11/1/2024
f
3,033,616
470,000 5.625%,  3/15/2026
f
500,550
790,000 4.750%,  10/15/2027
f
812,752
Mattamy Group Corporation
3,315,000 5.250%,  12/15/2027
f
3,472,462
New Red Finance, Inc.
2,090,000 5.000%,  10/15/2025
f
2,154,142
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
f
3,001,350
Prime Security Services Borrower,
LLC
4,230,000 5.750%,  4/15/2026
f
4,462,650
950,000 6.250%,  1/15/2028
f
941,094
RHP Hotel Properties, LP
840,000 5.000%,  4/15/2023 854,700
Ryman Hospitality Properties, Inc.
2,825,000 4.750%,  10/15/2027
f
2,938,000
Scientific Games International, Inc.
2,060,000 6.625%,  5/15/2021 2,070,300
2,350,000 5.000%,  10/15/2025
f
2,416,881
2,700,000 7.250%,  11/15/2029
f
2,895,750
ServiceMaster Company, LLC
3,740,000 5.125%,  11/15/2024
f
3,865,178
Six Flags Entertainment Corporation
2,845,000 4.875%,  7/31/2024
f
2,912,569
2,370,000 5.500%,  4/15/2027
f
2,461,956
Staples, Inc.
1,645,000 7.500%,  4/15/2026
f
1,685,138
Stars Group Holdings BV
2,200,000 7.000%,  7/15/2026
f
2,389,750
Station Casinos, LLC
470,000 5.000%,  10/1/2025
f
481,022
Viking Cruises, Ltd.
4,235,000 5.875%,  9/15/2027
f
4,341,087
Principal
Amount Long-Term Fixed Income (88.6%) Value
Consumer Cyclical (12.9%) - continued
Wynn Macau, Ltd.
$ 670,000 4.875%,  10/1/2024
f
$ 676,700
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
f
2,000,725
630,000 4.750%,  1/15/2030
f
671,894
Total 104,707,342
Consumer Non-Cyclical (13.0%)
Air Medical Merger Sub Corporation
2,810,000 6.375%,  5/15/2023
f,g
2,620,325
Albertson's Companies, Inc.
600,000 4.875%,  2/15/2030
c,f
616,500
Albertson's Companies, LLC
2,340,000 7.500%,  3/15/2026
f
2,591,550
1,730,000 4.625%,  1/15/2027
f
1,754,012
3,930,000 5.875%,  2/15/2028
f
4,195,275
Alliance One International, Inc.
2,765,000 9.875%,  7/15/2021 1,755,775
B&G Foods, Inc.
2,350,000 5.250%,  9/15/2027 2,344,125
Bausch Health Companies, Inc.
3,085,000 5.000%,  1/30/2028
f
3,123,563
1,875,000 7.250%,  5/30/2029
f
2,101,181
625,000 5.250%,  1/30/2030
f
636,719
Centene Corporation
1,870,000 5.375%,  6/1/2026
f
1,989,213
1,350,000 4.250%,  12/15/2027
f
1,410,750
3,450,000 4.625%,  12/15/2029
f
3,713,235
Centene Escrow Corporation
4,060,000 6.125%,  2/15/2024 4,191,950
Dole Food Company, Inc.
2,340,000 7.250%,  6/15/2025
f
2,281,500
Encompass Health Corporation
2,355,000 4.500%,  2/1/2028 2,425,744
Energizer Holdings, Inc.
3,760,000 5.500%,  6/15/2025
f
3,882,200
1,000,000 7.750%,  1/15/2027
f
1,102,550
HCA, Inc.
2,610,000 4.750%,  5/1/2023 2,823,601
3,295,000 5.375%,  2/1/2025 3,682,492
1,870,000 5.875%,  2/1/2029 2,206,787
JBS USA, LLC
2,840,000 5.750%,  6/15/2025
f
2,940,820
4,345,000 6.500%,  4/15/2029
f
4,866,443
2,760,000 5.500%,  1/15/2030
f
2,980,800
MPH Acquisition Holdings, LLC
3,810,000 7.125%,  6/1/2024
f
3,690,442
Ortho-Clinical Diagnostics, Inc.
2,380,000 7.250%,  2/1/2028
f
2,421,959
Par Pharmaceutical, Inc.
2,350,000 7.500%,  4/1/2027
f
2,391,125
Pilgrim's Pride Corporation
2,785,000 5.750%,  3/15/2025
f
2,861,588
Post Holdings, Inc.
2,775,000 5.000%,  8/15/2026
f
2,865,188
Simmons Foods, Inc.
3,375,000 5.750%,  11/1/2024
f
3,408,750
Spectrum Brands, Inc.
3,720,000 5.750%,  7/15/2025 3,864,150
820,000 5.000%,  10/1/2029
f
852,107
Tenet Healthcare Corporation
7,070,000 4.875%,  1/1/2026
f
7,352,800
3,760,000 5.125%,  11/1/2027
f
3,957,400

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.6%) Value
Consumer Non-Cyclical (13.0%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 2,555,000 3.150%,  10/1/2026 $ 2,181,204
Valeant Pharmaceuticals
International, Inc.
2,320,000 8.500%,  1/31/2027
f
2,624,500
VRX Escrow Corporation
4,705,000 6.125%,  4/15/2025
f
4,839,657
Total 105,547,980
Energy (11.2%)
Antero Resources Corporation
1,415,000 5.125%,  12/1/2022 1,220,437
2,360,000 5.625%,  6/1/2023 1,699,200
Boardwalk Pipelines, LP
3,243,000 5.950%,  6/1/2026 3,725,662
Buckeye Partners, LP
3,735,000 4.125%,  12/1/2027 3,686,455
California Resources Corporation
4,210,000 8.000%,  12/15/2022
f
1,431,400
Centennial Resource Production, LLC
4,415,000 5.375%,  1/15/2026
f
4,150,100
Cheniere Energy Partners, LP
3,285,000 5.625%,  10/1/2026 3,441,044
5,215,000 4.500%,  10/1/2029
f
5,306,262
Chesapeake Energy Corporation
3,161,000 11.500%,  1/1/2025
f
2,543,657
CrownRock Finance, Inc.
3,250,000 5.625%,  10/15/2025
f
3,278,827
Enagas SA
3,810,000 5.500%,  1/15/2028
f
3,810,000
Endeavor Energy Resources, LP
2,200,000 5.750%,  1/30/2028
f
2,288,000
EQM Midstream Partners, LP
3,325,000 4.125%,  12/1/2026 2,999,698
Murphy Oil Corporation
3,200,000 5.875%,  12/1/2027 3,280,000
Nabors Industries, Inc.
2,800,000 5.750%,  2/1/2025 2,296,000
Nabors Industries, Ltd.
1,000,000 7.250%,  1/15/2026
f
1,001,250
Noble Holding International, Ltd.
2,790,000 7.750%,  1/15/2024
g
1,436,850
Pacific Drilling First Lien Escrow
Issuer, Ltd.
1,885,000 8.375%,  10/1/2023
f
1,583,400
Pacific Drilling Second Lien Escrow
Issuer, Ltd.
562,682
11.000%,PIK 12.000%,
4/1/2024
f,j
189,905
Parsley Energy, LLC
2,800,000 5.625%,  10/15/2027
f
2,966,600
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 1,043,220
1,530,000 7.125%,  1/15/2026
f
1,453,500
Rowan Companies, Inc.
3,255,000 4.750%,  1/15/2024 2,066,925
Sanchez Energy Corporation
3,260,000 7.250%,  2/15/2023
*,e,g
2,021,200
SM Energy Company
2,325,000 5.000%,  1/15/2024 2,121,562
Southwestern Energy Company
3,715,000 7.500%,  4/1/2026 3,100,911
Sunoco, LP
2,325,000 4.875%,  1/15/2023 2,386,031
Principal
Amount Long-Term Fixed Income (88.6%) Value
Energy (11.2%) - continued
$ 910,000 5.500%,  2/15/2026 $ 936,172
Tallgrass Energy Partners, LP
2,500,000 4.750%,  10/1/2023
f
2,503,175
Targa Resources Partners, LP
3,725,000 5.125%,  2/1/2025 3,836,750
1,895,000 5.000%,  1/15/2028 1,928,163
Transocean Pontus, Ltd.
413,850 6.125%,  8/1/2025
f
426,266
Transocean, Inc.
2,600,000 7.250%,  11/1/2025
f
2,450,500
930,000 7.500%,  1/15/2026
f
876,525
2,355,000 7.500%,  4/15/2031 1,713,263
USA Compression Partners LP
2,110,000 6.875%,  9/1/2027 2,199,464
Viper Energy Partners, LP
830,000 5.375%,  11/1/2027
f
865,275
W&T Offshore, Inc.
3,055,000 9.750%,  11/1/2023
f
2,892,474
WPX Energy, Inc.
1,595,000 8.250%,  8/1/2023 1,840,231
820,000 5.250%,  10/15/2027 856,900
1,000,000 4.500%,  1/15/2030 1,006,220
Total 90,859,474
Financials (9.6%)
Ally Financial, Inc.
1,340,000 4.625%,  5/19/2022 1,408,675
3,700,000 5.750%,  11/20/2025 4,205,827
Avolon Holdings Funding, Ltd.
930,000 5.500%,  1/15/2023
f
1,009,003
2,330,000 5.125%,  10/1/2023
f
2,535,203
Chobani, LLC
1,870,000 7.500%,  4/15/2025
f
1,859,939
CIT Group, Inc.
1,237,000 5.000%,  8/15/2022 1,314,312
1,083,000 5.000%,  8/1/2023 1,161,518
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
f
1,483,900
3,780,000 6.625%,  3/15/2026
f
4,072,950
Drawbridge Special Opportunities
Fund, LP
3,215,000 5.000%,  8/1/2021
f
3,266,860
Fortress Transportation and
Infrastructure Investors, LLC
1,000,000 6.750%,  3/15/2022
f
1,030,000
Global Aircraft Leasing Company,
Ltd.
5,180,000
6.500%,PIK  0.000%,
9/15/2024
f,j
5,299,399
Icahn Enterprises, LP
2,350,000 4.750%,  9/15/2024
f
2,405,813
4,690,000 6.250%,  5/15/2026 4,922,999
2,845,000 5.250%,  5/15/2027
f
2,852,113
Iron Mountain, Inc.
1,860,000 5.750%,  8/15/2024 1,876,275
MGM Growth Properties Operating
Partnership, LP
1,190,000 5.750%,  2/1/2027 1,323,875
MPT Operating Partnership, LP
780,000 5.500%,  5/1/2024 796,575
1,880,000 5.250%,  8/1/2026 1,971,650
1,160,000 5.000%,  10/15/2027 1,219,392
2,350,000 4.625%,  8/1/2029 2,458,688
Outfront Media Cap, LLC
2,600,000 4.625%,  3/15/2030
f
2,678,000

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.6%) Value
Financials (9.6%) - continued
Park Aerospace Holdings, Ltd.
$ 1,395,000 5.250%,  8/15/2022
f
$ 1,492,259
3,715,000 4.500%,  3/15/2023
f
3,939,200
1,370,000 5.500%,  2/15/2024
f
1,517,302
Quicken Loans, Inc.
3,485,000 5.750%,  5/1/2025
f
3,606,975
Royal Bank of Scotland Group plc
2,585,000 5.125%,  5/28/2024 2,845,548
Synchrony Financial
1,160,000 4.250%,  8/15/2024 1,244,630
3,720,000 3.950%,  12/1/2027 3,968,539
Trivium Packaging Finance
940,000 5.500%,  8/15/2026
f
990,525
470,000 8.500%,  8/15/2027
f
517,000
VICI Properties, LP / VICI Note
Company, Inc.
950,000 4.250%,  12/1/2026
f
975,014
1,910,000 3.750%,  2/15/2027
c,f
1,919,550
950,000 4.625%,  12/1/2029
f
992,750
1,910,000 4.125%,  8/15/2030
c,f
1,938,650
Ypso Finance Bis SA
950,000 6.000%,  2/15/2028
c,f
939,313
Total 78,040,221
Technology (4.9%)
Anixter, Inc.
2,045,000 5.125%,  10/1/2021 2,129,356
CommScope Technologies Finance,
LLC
3,295,000 6.000%,  6/15/2025
f
3,144,682
CommScope, Inc.
1,430,000 5.500%,  3/1/2024
f
1,469,325
Diamond Finance Corporation
4,205,000 7.125%,  6/15/2024
f
4,420,506
Diamond Sports Group, LLC
2,110,000 5.375%,  8/15/2026
f
2,101,775
4,030,000 6.625%,  8/15/2027
f,g
3,768,050
Harland Clarke Holdings Corporation
3,510,000 8.375%,  8/15/2022
f
3,042,735
Inception Merger Sub, Inc.
4,735,000 8.625%,  11/15/2024
f,g
4,687,650
Iron Mountain, Inc.
3,255,000 5.250%,  3/15/2028
f
3,401,475
NCR Corporation
3,760,000 5.750%,  9/1/2027
f
4,005,171
Plantronics, Inc.
2,110,000 5.500%,  5/31/2023
f
2,036,192
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
f
493,200
PTC, Inc.
360,000 3.625%,  2/15/2025
c,f
362,700
480,000 4.000%,  2/15/2028
c,f
484,800
Seagate HDD Cayman
972,000 4.750%,  1/1/2025 1,046,751
SS&C Technologies, Inc.
2,800,000 5.500%,  9/30/2027
f
2,961,840
Total 39,556,208
Transportation (2.6%)
AerCap Holdings NV
2,360,000 5.875%,  10/10/2079
d
2,525,200
American Airlines Group, Inc.
3,280,000 5.000%,  6/1/2022
f
3,407,100
Hertz Corporation
1,860,000 5.500%,  10/15/2024
f
1,887,119
Principal
Amount Long-Term Fixed Income (88.6%) Value
Transportation (2.6%) - continued
$ 4,730,000 6.000%,  1/15/2028
f
$ 4,771,387
United Continental Holdings, Inc.
2,000,000 4.250%,  10/1/2022 2,070,600
1,750,000 4.875%,  1/15/2025 1,846,250
XPO Logistics, Inc.
2,330,000 6.125%,  9/1/2023
f
2,408,637
1,870,000 6.750%,  8/15/2024
f
2,026,613
Total 20,942,906
Utilities (4.1%)
AES Corporation
2,325,000 4.500%,  3/15/2023 2,370,384
Calpine Corporation
2,960,000 4.500%,  2/15/2028
f
2,945,200
DCP Midstream Operating, LP
1,185,000 8.125%,  8/16/2030 1,463,475
Dynegy, Inc.
3,255,000 8.125%,  1/30/2026
f
3,466,575
GFL Environmental, Inc.
940,000 8.500%,  5/1/2027
f
1,024,600
NextEra Energy Operating Partners,
LP
4,710,000 3.875%,  10/15/2026
f
4,757,100
NRG Energy, Inc.
1,320,000 7.250%,  5/15/2026 1,428,926
1,170,000 5.250%,  6/15/2029
f
1,260,851
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,889,150
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,450,800
1,410,000 7.250%,  5/15/2027
f
1,445,250
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,439,450
TerraForm Power Operating, LLC
1,860,000 4.250%,  1/31/2023
f
1,911,838
2,560,000 5.000%,  1/31/2028
f
2,764,800
Vistra Operations Company, LLC
1,360,000 5.000%,  7/31/2027
f
1,395,768
Total 33,014,167
Total Long-Term Fixed Income
(cost $709,734,935) 718,786,295
Shares
Collateral Held for Securities Loaned
( 2.2% ) Value
18,180,734 Thrivent Cash Management Trust 18,180,734
Total Collateral Held for Securities
Loaned
(cost $18,180,734) 18,180,734
Shares Preferred Stock ( 0.3% ) Value
Financials (0.3%)
82,373 Bank of America Corporation,
5.000%
l
2,158,173
47,000 Federal National Mortgage
Association, 0.000%
g,l,m
529,690
Total 2,687,863
Total Preferred Stock
(cost $2,532,848) 2,687,863
Shares Common Stock ( 0.1% ) Value
Industrials (<0.1%)
917,195 Abengoa SA, Class A
g,m
22,786

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.1%) Value
Industrials (<0.1%) - continued
9,178,073 Abengoa SA, Class B
m
$ 86,521
Total 109,307
Materials (0.1%)
45,804 Hexion Holdings Corporation
m
595,452
Total 595,452
Total Common Stock
(cost $898,732) 704,759
Shares Short-Term Investments ( 5.2% ) Value
Thrivent Core Short-Term Reserve
Fund
4,193,837 1.900% 41,938,374
Total Short-Term Investments (cost
$41,938,374) 41,938,374
Total Investments (cost
$815,767,191) 101.7% $824,848,718
Other Assets and Liabilities, Net
(1.7%) (13,587,582)
Total Net Assets 100.0% $811,261,136
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $490,674,645 or 60.5% of total net
assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Interest is not being accrued.
j Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of January 31, 2020.
k Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.
The value of all restricted securities held in High Yield Fund as of January 31, 2020 was $2,027,044 or 0.2% of total net
assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January
31, 2020.
Security Acquisition Date Cost
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 $ 2,714,489
Sanchez Energy Corporation,
2/15/2023 2/7/2018 3,206,938
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January
31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 16,743,752
Common Stock 524,278
Total lending $17,268,030
Gross amount payable upon return of
collateral for securities loaned $18,180,734
Net amounts due to counterparty $912,704
Definitions:
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,997,500 – 1,997,500 –
Capital Goods 8,071,728 – 8,071,728 –
Communications Services 9,123,666 – 9,123,666 –
Consumer Cyclical 8,507,444 – 8,507,444 –
Consumer Non-Cyclical 5,957,927 – 5,957,927 –
Energy 2,015,685 – 2,015,685 –
Financials 6,876,743 – 6,876,743 –
Long-Term Fixed Income
Basic Materials 44,712,090 – 44,712,090 –
Capital Goods 81,665,550 – 81,665,550 –
Communications Services 119,740,357 – 119,731,665 8,692
Consumer Cyclical 104,707,342 – 104,707,342 –
Consumer Non-Cyclical 105,547,980 – 105,547,980 –
Energy 90,859,474 – 90,859,474 –
Financials 78,040,221 – 78,040,221 –
Technology 39,556,208 – 39,556,208 –
Transportation 20,942,906 – 20,942,906 –
Utilities 33,014,167 – 33,014,167 –
Preferred Stock
Financials 2,687,863 2,687,863 – –
Common Stock
Industrials 109,307 – 109,307 –
Materials 595,452 595,452 – –
Subtotal Investments in Securities $764,729,610 $3,283,315 $761,437,603 $8,692
Other Investments  * Total
Affiliated Short-Term Investments 41,938,374
Collateral Held for Securities Loaned 18,180,734
Subtotal Other Investments $60,119,108
Total Investments at Value $824,848,718
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $27,177 $73,246 $58,485 $41,938 4,194 5.2%
Total Affiliated Short-Term Investments 27,177 41,938 5.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,248 22,305 27,372 18,181 18,181 2.2
Total Collateral Held for Securities Loaned 23,248 18,181 2.2
Total Value $50,425 $60,119

High Yield Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $176
Total Income/Non Income Cash from Affiliated Investments $176
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 85
Total Affiliated Income from Securities Loaned, Net $85
Total $– $– $0

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.1% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 59,100
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 52,156
Big River Steel, LLC, Term Loan
146,625
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
146,991
MRC Global (US), Inc., Term Loan
162,105
4.645%,  (LIBOR 1M +
3.000%), 9/22/2024
b
162,613
Total 361,760
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
271,921
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
271,891
GFL Environmental, Inc., Term Loan
424,612
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
423,232
Vertiv Group Corporation, Term Loan
404,187
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
403,512
Total 1,098,635
Communications Services (0.3%)
Altice France SA, Term Loan
126,425
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
125,082
Coral-US Co-Borrower, LLC, Term
Loan
265,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
264,338
Frontier Communications
Corporation, Term Loan
268,125
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
270,358
HCP Acquisition, LLC, Term Loan
214,929
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
215,399
Intelsat Jackson Holdings SA, Term
Loan
185,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
184,192
Sprint Communications, Inc., Term
Loan
612,675
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
598,890
TNS, Inc., Term Loan
210,772
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
204,010
Virgin Media Bristol, LLC, Term Loan
310,000
4.176%,  (LIBOR 1M + 2.500%),
1/31/2028
b
309,923
WideOpenWest Finance, LLC, Term
Loan
200,387
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
198,175
Windstream Services, LLC, Term
Loan
163,744
9.750%,  (PRIME + 5.000%),
3/30/2021
b,c
158,422
Total 2,528,789
Principal
Amount Bank Loans (1.1%)
a
Value
Consumer Cyclical (0.2%)
Golden Entertainment, Inc., Term
Loan
$ 366,700
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,d
$ 367,158
Golden Nugget, LLC, Term Loan
372,053
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
372,555
LCPR Loan Financing, LLC, Term
Loan
295,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
298,319
Scientific Games International, Inc.,
Term Loan
540,375
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
538,484
Stars Group Holdings BV, Term Loan
176,980
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
177,873
Tenneco, Inc., Term Loan
188,100
4.645%,  (LIBOR 1M +
3.000%), 10/1/2025
b
183,868
Total 1,938,257
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
494,900
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
482,993
98,000
5.895%,  (LIBOR 1M +
4.250%), 3/14/2025
b
94,325
Bausch Health Companies, Inc.,
Term Loan
317,857
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
318,969
Endo International plc, Term Loan
323,367
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
311,240
JBS USA LUX SA, Term Loan
163,762
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,e,f
164,450
McGraw-Hill Global Education
Holdings, LLC, Term Loan
94,002
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
89,750
MPH Acquisition Holdings, LLC, Term
Loan
235,466
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
231,169
Plantronics, Inc., Term Loan
341,795
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
327,867
Sotera Health Holdings, LLC, Term
Loan
90,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
90,282
Total 2,111,045
Energy (0.1%)
Radiate Holdco, LLC, Term Loan
597,708
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
597,774
Total 597,774

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.1%)
a
Value
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
$ 189,739
3.408%,  (LIBOR 1M +
1.750%), 1/15/2025
b
$ 190,400
GGP Nimbus, LLC, Term Loan
266,625
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
265,167
Harland Clarke Holdings Corporation,
Term Loan
289,949
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
230,460
Tronox Finance, LLC, Term Loan
379,447
4.519%,  (LIBOR 1M +
2.750%), 9/22/2024
b
379,386
Total 1,065,413
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
314,213
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
314,213
Rackspace Hosting, Inc., Term Loan
326,808
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
313,677
Total 627,890
Total Bank Loans
(cost $10,442,874) 10,329,563
Principal
Amount Long-Term Fixed Income ( 93.7% ) Value
Asset-Backed Securities (1.2%)
Babson CLO, Ltd.
2,100,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,g
2,063,993
Magnetite XII, Ltd.
1,800,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
1,799,114
Neuberger Berman CLO XIV, Ltd.
1,800,000
2.904%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,f,g
1,800,000
Octagon Investment Partners XVI,
Ltd.
1,400,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
1,388,488
Shackleton CLO, Ltd.
1,200,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
1,196,134
Sound Point CLO X, Ltd.
1,800,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,782,254
THL Credit Wind River CLO, Ltd.
1,800,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,776,883
Total 11,806,866
Principal
Amount Long-Term Fixed Income (93.7%) Value
Basic Materials (2.4%)
Alcoa, Inc.
$ 360,000 5.125%,  10/1/2024 $ 388,717
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
g
1,896,784
1,450,000 4.750%,  4/10/2027
g
1,614,233
Cleveland-Cliffs, Inc.
360,000 5.750%,  3/1/2025 349,200
Dow Chemical Company
1,080,000 3.000%,  11/15/2022 1,111,225
Glencore Funding, LLC
1,820,000 4.125%,  5/30/2023
g
1,914,551
1,620,000 4.000%,  3/27/2027
g
1,717,118
International Paper Company
1,260,000 3.000%,  2/15/2027 1,323,870
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 402,866
2,230,000 4.500%,  7/15/2027 2,372,943
LyondellBasell Industries NV
600,000 6.000%,  11/15/2021 637,404
Novelis Corporation
360,000 5.875%,  9/30/2026
g
381,600
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
g
1,928,151
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,071,821
Tronox Finance plc
360,000 5.750%,  10/1/2025
g
355,500
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,277,100
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,903,996
WestRock Company
730,000 3.750%,  3/15/2025 782,448
Total 22,429,527
Capital Goods (3.2%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
154,143
BAE Systems plc
1,030,000 4.750%,  10/11/2021
g
1,078,086
Bombardier, Inc.
225,000 7.500%,  3/15/2025
g
216,000
Cemex SAB de CV
360,000 5.450%,  11/19/2029
g
383,850
CNH Industrial Capital, LLC
1,440,000 4.875%,  4/1/2021 1,479,686
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,526,002
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 425,700
General Electric Capital Corporation
1,800,000
2.894%,  (LIBOR 3M +
1.000%), 3/15/2023
b
1,812,938
General Electric Company
2,800,000 5.000%,  1/21/2021
b,h
2,769,228
L3Harris Technologies, Inc.
720,000 4.950%,  2/15/2021
g
736,381
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,339,008
Owens-Brockway Glass Container,
Inc.
500,000 5.875%,  8/15/2023
g
534,375
Parker-Hannifin Corporation
1,750,000 4.000%,  6/14/2049 1,976,977

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Capital Goods (3.2%) - continued
Roper Technologies, Inc.
$ 1,080,000 3.125%,  11/15/2022 $ 1,114,868
1,260,000 3.800%,  12/15/2026 1,383,640
2,000,000 2.950%,  9/15/2029 2,077,170
Spirit AeroSystems , Inc.
1,800,000
2.694%,  (LIBOR 3M +
0.800%), 6/15/2021
b
1,788,250
Textron, Inc.
720,000 4.300%,  3/1/2024 777,556
370,000 3.875%,  3/1/2025 396,064
1,440,000 3.650%,  3/15/2027 1,533,622
United Rentals North America, Inc.
375,000 5.500%,  7/15/2025 388,013
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,187,643
2,175,000 4.450%,  11/16/2038 2,680,376
2,150,000 4.625%,  11/16/2048 2,829,075
Total 30,588,651
Collateralized Mortgage Obligations (0.1%)
Countrywide Alternative Loan Trust
645,085
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 656,182
GMAC Mortgage Corporation Loan
Trust
122,586
2.161%,  (LIBOR 1M + 0.500%),
8/25/2035, Ser. 2005-HE1,
Class A2
b,i
149,617
IndyMac Seconds Asset-Backed Trust
636,707
2.001%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,i
352,303
Wachovia Mortgage Loan Trust, LLC
289,457
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
287,362
Total 1,445,464
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association
712,416 4.500%,  5/1/2048 754,367
Total 754,367
Communications Services (7.4%)
AMC Networks, Inc.
180,000 5.000%,  4/1/2024 183,600
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,500,950
AT&T, Inc.
1,810,000 4.450%,  4/1/2024 1,979,301
2,150,000
3.067%,  (LIBOR 3M +
1.180%), 6/12/2024
b
2,188,331
760,000 3.400%,  5/15/2025 806,946
2,880,000 4.250%,  3/1/2027 3,211,802
1,519,000 4.300%,  2/15/2030 1,718,652
1,810,000 4.300%,  12/15/2042 1,996,701
1,800,000 4.500%,  3/9/2048 2,031,328
2,500,000 4.550%,  3/9/2049 2,849,214
British Telecommunications plc
1,800,000 4.500%,  12/4/2023 1,962,090
CCO Holdings, LLC
360,000 5.500%,  5/1/2026
g
376,200
360,000 4.750%,  3/1/2030
g
370,125
Principal
Amount Long-Term Fixed Income (93.7%) Value
Communications Services (7.4%) - continued
Charter Communications Operating,
LLC
$ 2,500,000 4.800%,  3/1/2050 $ 2,697,268
1,700,000 4.908%,  7/23/2025 1,902,576
1,525,000 6.484%,  10/23/2045 1,978,391
Comcast Corporation
400,000 4.950%,  10/15/2058 543,893
1,080,000 3.375%,  8/15/2025 1,160,170
292,000 6.400%,  5/15/2038 427,739
1,600,000 4.600%,  10/15/2038 1,977,154
1,800,000 4.650%,  7/15/2042 2,240,860
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
g
1,909,725
315,000 4.800%,  2/1/2035
g
367,518
1,400,000 4.700%,  12/15/2042
g
1,596,138
Crown Castle International
Corporation
2,340,000 5.250%,  1/15/2023 2,559,774
1,300,000 3.150%,  7/15/2023 1,348,663
Discovery Communications, LLC
1,170,000 3.500%,  6/15/2022 1,211,310
900,000 4.900%,  3/11/2026 1,022,460
Fox Corporation
1,800,000 5.476%,  1/25/2039
g
2,279,377
Frontier Communications
Corporation
150,000 8.000%,  4/1/2027
g
156,570
iHeartCommunications , Inc.
180,000 4.750%,  1/15/2028
g
183,469
Interpublic Group of Companies, Inc.
1,800,000 3.750%,  10/1/2021 1,855,334
Level 3 Financing, Inc.
360,000 5.250%,  3/15/2026 374,436
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
g
379,368
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 603,375
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
g
377,750
Sprint Corporation
420,000 7.125%,  6/15/2024 433,797
Time Warner Cable, Inc.
2,200,000 4.125%,  2/15/2021 2,233,660
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 923,481
T-Mobile USA, Inc.
360,000 4.500%,  2/1/2026 370,235
VeriSign, Inc.
360,000 4.750%,  7/15/2027 379,800
Verizon Communications, Inc.
1,260,000 3.500%,  11/1/2024 1,350,670
2,600,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
2,676,232
2,150,000 4.272%,  1/15/2036 2,525,434
1,080,000 5.250%,  3/16/2037 1,405,631
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 1,948,165
Virgin Media Secured Finance plc
540,000 5.500%,  8/15/2026
g
566,336
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,626,455
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,557,956
1,190,000 6.400%,  12/15/2035 1,754,735

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Communications Services (7.4%) - continued
Windstream Services, LLC
$ 70,000 8.625%,  10/31/2025
c,g
$ 68,250
Total 70,149,395
Consumer Cyclical (4.1%)
Amazon.com, Inc.
2,520,000 4.050%,  8/22/2047 3,110,700
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,420,127
Brookfield Property REIT, Inc.
360,000 5.750%,  5/15/2026
g
375,635
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
g
240,750
Cinemark USA, Inc.
360,000 4.875%,  6/1/2023 364,500
Daimler Finance North America, LLC
1,100,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,g
1,104,187
Ford Motor Credit Company, LLC
1,100,000 3.470%,  4/5/2021 1,115,668
1,400,000 5.596%,  1/7/2022 1,477,450
1,800,000 2.979%,  8/3/2022 1,811,341
1,425,000 4.250%,  9/20/2022 1,479,530
1,800,000 3.350%,  11/1/2022 1,827,712
General Motors Company
1,800,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,808,719
770,000 5.000%,  4/1/2035 826,637
General Motors Financial Company,
Inc.
1,900,000 3.450%,  4/10/2022 1,951,350
1,490,000 4.000%,  1/15/2025 1,580,541
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
g
377,100
Harley-Davidson Financial Services,
Inc.
1,870,000 4.050%,  2/4/2022
g
1,940,751
Hertz Corporation
101,000 7.625%,  6/1/2022
g
104,156
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 2,201,968
Hyundai Capital America
1,050,000 3.000%,  3/18/2021
g
1,061,394
2,150,000 2.450%,  6/15/2021
g
2,162,849
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
g
1,098,453
L Brands, Inc.
105,000 6.694%,  1/15/2027 108,675
Lennar Corporation
1,270,000 2.950%,  11/29/2020 1,273,175
1,100,000 4.125%,  1/15/2022 1,128,875
1,100,000 4.500%,  4/30/2024 1,174,250
Live Nation Entertainment, Inc.
720,000 4.750%,  10/15/2027
g
740,736
Macy's Retail Holdings, Inc.
168,000 3.875%,  1/15/2022 170,932
271,000 2.875%,  2/15/2023 271,508
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,176,730
ServiceMaster Company, LLC
360,000 5.125%,  11/15/2024
g
372,049
Six Flags Entertainment Corporation
250,000 4.875%,  7/31/2024
g
255,938
Principal
Amount Long-Term Fixed Income (93.7%) Value
Consumer Cyclical (4.1%) - continued
$ 110,000 5.500%,  4/15/2027
g
$ 114,268
Viking Cruises, Ltd.
360,000 5.875%,  9/15/2027
g
369,018
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
g
1,672,914
Total 39,270,586
Consumer Non-Cyclical (10.7%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,811,845
810,000 4.750%,  11/30/2036 1,039,059
1,500,000 6.000%,  4/1/2039 2,160,099
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,661,113
1,450,000 2.950%,  11/21/2026
g
1,497,804
1,800,000 4.050%,  11/21/2039
g
1,963,430
Albertson's Companies, Inc.
360,000 6.625%,  6/15/2024 374,400
Allergan Sales, LLC
1,450,000 5.000%,  12/15/2021
g
1,519,997
Altria Group, Inc.
1,800,000 4.800%,  2/14/2029 2,040,345
2,850,000 5.800%,  2/14/2039 3,465,562
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,154,897
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,440,530
1,450,000 4.600%,  4/15/2048 1,751,673
1,800,000 4.439%,  10/6/2048 2,136,336
1,800,000 5.550%,  1/23/2049 2,461,100
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,507,671
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
g
30,375
30,000 5.250%,  1/30/2030
g
30,563
Baxalta , Inc.
871,000 4.000%,  6/23/2025 949,460
Becton, Dickinson and Company
1,750,000 3.363%,  6/6/2024 1,846,794
2,150,000 3.700%,  6/6/2027 2,336,737
1,700,000 4.669%,  6/6/2047 2,132,881
Boston Scientific Corporation
1,340,000 3.375%,  5/15/2022 1,386,655
1,050,000 3.750%,  3/1/2026 1,144,319
928,000 7.375%,  1/15/2040 1,464,493
Bristol-Myers Squibb Company
1,090,000 3.250%,  8/15/2022
g
1,132,088
Bunge, Ltd. Finance Corporation
1,080,000 3.500%,  11/24/2020 1,094,011
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
g
1,905,219
Centene Corporation
90,000 4.250%,  12/15/2027
g
94,050
270,000 4.625%,  12/15/2029
g
290,601
Cigna Corporation
1,800,000 4.125%,  11/15/2025 1,979,287
1,800,000 4.800%,  8/15/2038 2,157,138
Conagra Brands, Inc.
500,000 4.600%,  11/1/2025 562,494
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 893,530
360,000 3.500%,  5/9/2027 386,798
1,700,000 5.250%,  11/15/2048 2,212,819

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Consumer Non-Cyclical (10.7%) - continued
CVS Health Corporation
$ 630,000 4.750%,  12/1/2022 $ 673,716
1,825,000 4.100%,  3/25/2025 1,985,437
900,000 3.875%,  7/20/2025 972,917
2,790,000 5.050%,  3/25/2048 3,370,903
H. J. Heinz Company
1,140,000 5.200%,  7/15/2045 1,293,910
HCA, Inc.
360,000 5.375%,  2/1/2025 402,336
2,500,000 5.125%,  6/15/2039 2,887,971
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
g
1,864,101
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
g
1,356,930
JBS USA, LLC
360,000 6.500%,  4/15/2029
g
403,204
Kellogg Company
1,450,000 3.125%,  5/17/2022 1,490,269
Kraft Foods Group, Inc.
2,500,000 5.000%,  6/4/2042 2,780,660
Kraft Heinz Foods Company
720,000 3.000%,  6/1/2026 732,177
Kroger Company
1,800,000 2.650%,  10/15/2026 1,843,118
Nestle Holdings, Inc.
2,150,000 3.900%,  9/24/2038
g
2,551,448
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
366,300
Perrigo Finance Unlimited Company
800,000 4.375%,  3/15/2026 857,057
Reckitt Benckiser Treasury Services
plc
1,620,000 2.750%,  6/26/2024
g
1,675,982
Reynolds American, Inc.
2,000,000 4.850%,  9/15/2023 2,189,944
940,000 5.850%,  8/15/2045 1,124,514
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,800,000 2.875%,  9/23/2023 1,851,667
Smithfield Foods, Inc.
4,500,000 2.650%,  10/3/2021
g
4,491,170
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
g
378,900
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 756,405
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 779,356
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,904,146
760,000 4.750%,  7/15/2045 953,523
1,775,000 4.450%,  12/15/2048 2,160,118
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
g
462,879
Zimmer Biomet Holdings, Inc.
1,750,000 3.550%,  4/1/2025 1,868,142
Total 101,445,373
Energy (7.6%)
BP Capital Markets America, Inc.
910,000 3.119%,  5/4/2026 963,651
1,440,000 3.017%,  1/16/2027 1,506,109
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,624,805
Principal
Amount Long-Term Fixed Income (93.7%) Value
Energy (7.6%) - continued
Cenovus Energy, Inc.
$ 1,800,000 4.250%,  4/15/2027 $ 1,923,436
Centennial Resource Production, LLC
360,000 5.375%,  1/15/2026
g
338,400
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029
g
1,817,389
Cheniere Energy Partners, LP
540,000 4.500%,  10/1/2029
g
549,450
Chesapeake Energy Corporation
252,000 11.500%,  1/1/2025
g
202,784
Continental Resources, Inc.
1,800,000 4.500%,  4/15/2023 1,900,443
1,800,000 4.375%,  1/15/2028 1,898,458
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,427,120
El Paso Pipeline Partners Operating
Company, LLC
720,000 4.700%,  11/1/2042 783,298
Enagas SA
360,000 5.500%,  1/15/2028
g
360,000
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,398,184
1,800,000 6.000%,  6/15/2048 2,077,659
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,686,555
Enterprise Products Operating, LLC
1,010,000 3.700%,  2/15/2026 1,094,833
1,800,000 4.875%,  8/16/2077
b
1,800,918
Hess Corporation
720,000 3.500%,  7/15/2024 750,865
700,000 4.300%,  4/1/2027 747,796
Kinder Morgan, Inc.
720,000 5.000%,  2/15/2021
g
739,970
1,825,000 5.200%,  3/1/2048 2,138,231
Marathon Petroleum Corporation
1,440,000 4.750%,  12/15/2023 1,575,137
1,780,000 6.500%,  3/1/2041 2,385,516
MPLX, LP
1,450,000 3.500%,  12/1/2022
g
1,500,985
1,450,000 4.875%,  6/1/2025 1,607,518
1,750,000 4.800%,  2/15/2029 1,946,018
1,080,000 5.200%,  3/1/2047 1,194,492
Murphy Oil Corporation
360,000 5.875%,  12/1/2027 369,000
Newfield Exploration Company
1,700,000 5.750%,  1/30/2022 1,807,736
1,000,000 5.625%,  7/1/2024 1,103,912
Noble Energy, Inc.
1,700,000 3.900%,  11/15/2024 1,815,072
1,400,000 5.050%,  11/15/2044 1,530,902
Petrobras Global Finance BV
1,483,000 5.093%,  1/15/2030
g
1,627,370
Petroleos Mexicanos
1,750,000 6.875%,  8/4/2026 1,974,000
1,400,000 6.490%,  1/23/2027
g
1,519,000
Plains All American Pipeline, LP
1,800,000 3.650%,  6/1/2022 1,854,820
1,800,000 4.500%,  12/15/2026 1,954,389
1,800,000 3.550%,  12/15/2029 1,794,287
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,227,618
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,153,896

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Energy (7.6%) - continued
Sunoco Logistics Partners
Operations, LP
$ 1,800,000 3.450%,  1/15/2023 $ 1,848,442
2,500,000 4.000%,  10/1/2027 2,621,749
Sunoco, LP
360,000 5.500%,  2/15/2026 370,354
Transocean, Inc.
360,000 7.500%,  1/15/2026
g
339,300
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,388,197
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,157,645
900,000 3.750%,  6/15/2027 951,490
Woodside Finance, Ltd.
1,870,000 3.650%,  3/5/2025
g
1,976,371
Total 72,325,570
Financials (25.7%)
Aegon NV
1,400,000
1.896%,  (USISDA 10Y +
0.100%), 4/15/2020
b,h
1,184,750
AerCap Ireland Capital, Ltd.
540,000 3.950%,  2/1/2022 558,930
2,200,000 3.875%,  1/23/2028 2,329,320
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,538,946
740,000 4.250%,  9/15/2024 800,185
Ally Financial, Inc.
360,000 5.750%,  11/20/2025 409,216
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,027,692
1,370,000 4.500%,  7/16/2044 1,632,688
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,993,868
Athene Holding, Ltd.
950,000 4.125%,  1/12/2028 1,010,067
Australia and New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,g
1,826,613
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
770,280
Banco Bilbao Vizcaya Argentaria SA
1,600,000 6.500%,  3/5/2025
b,h
1,704,000
Banco Santander SA
1,200,000 4.379%,  4/12/2028 1,356,505
Bank of America Corporation
1,100,000 3.499%,  5/17/2022
b
1,124,154
1,857,000 3.004%,  12/20/2023
b
1,913,971
1,670,000 4.200%,  8/26/2024 1,816,160
1,640,000 6.500%,  10/23/2024
b,h
1,853,200
1,800,000 4.000%,  1/22/2025 1,947,621
1,250,000 3.950%,  4/21/2025 1,354,534
730,000 3.875%,  8/1/2025 802,834
1,800,000 3.093%,  10/1/2025
b
1,884,720
1,800,000 3.705%,  4/24/2028
b
1,960,200
1,450,000 4.271%,  7/23/2029
b
1,655,046
2,030,000 3.194%,  7/23/2030
b
2,162,964
Barclays Bank plc
1,090,000 10.179%,  6/12/2021
g
1,206,646
Barclays plc
2,100,000 4.610%,  2/15/2023
b
2,200,419
1,600,000 4.338%,  5/16/2024
b
1,703,618
720,000 4.836%,  5/9/2028 802,211
Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (25.7%) - continued
Berkshire Hathaway Finance
Corporation
$ 1,050,000 4.250%,  1/15/2049 $ 1,286,184
Boston Properties, LP
1,800,000 2.750%,  10/1/2026 1,865,610
BPCE SA
1,080,000 3.000%,  5/22/2022
g
1,104,522
735,000 5.700%,  10/22/2023
g
818,998
810,000 5.150%,  7/21/2024
g
900,853
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,040,633
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,978,770
Capital One NA
1,800,000 2.150%,  9/6/2022 1,813,823
CIT Group, Inc.
180,000 4.125%,  3/9/2021 182,880
180,000 5.250%,  3/7/2025 197,550
537,000 6.125%,  3/9/2028 639,328
Citigroup, Inc.
1,100,000 3.142%,  1/24/2023
b
1,125,105
1,440,000
3.337%,  (LIBOR 3M +
1.430%), 9/1/2023
b
1,475,206
1,800,000 4.700%,  1/30/2025
b,h
1,833,210
1,900,000 3.352%,  4/24/2025
b
1,999,195
2,630,000 4.400%,  6/10/2025 2,900,459
1,695,000 5.500%,  9/13/2025 1,973,536
1,090,000 3.700%,  1/12/2026 1,183,282
1,510,000 4.450%,  9/29/2027 1,697,599
1,450,000 4.650%,  7/23/2048 1,893,073
Citizens Bank NA
720,000 2.650%,  5/26/2022 733,402
Citizens Financial Group, Inc.
720,000 2.375%,  7/28/2021 725,642
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,330,042
350,000 3.950%,  5/15/2024 377,141
1,750,000 3.450%,  8/15/2027 1,870,739
Commerzbank AG
1,800,000 8.125%,  9/19/2023
g
2,115,956
CoreStates Capital III
1,360,000
2.480%,  (LIBOR 3M +
0.570%), 2/15/2027
b,g
1,310,129
Credit Agricole SA
720,000 3.375%,  1/10/2022
g
739,583
2,200,000 3.250%,  1/14/2030
g
2,270,258
Credit Suisse Group AG
1,800,000 3.574%,  1/9/2023
g
1,853,550
2,300,000 7.500%,  7/17/2023
b,g,h
2,534,255
1,400,000 5.100%,  1/24/2030
b,g,h
1,414,000
Credit Suisse Group Funding, Ltd.
1,100,000 3.750%,  3/26/2025 1,181,056
Danske Bank AS
2,950,000 5.000%,  1/12/2022
g
3,108,145
1,050,000 3.244%,  12/20/2025
b,g
1,085,708
Deutsche Bank AG
1,440,000 2.700%,  7/13/2020 1,442,776
2,800,000 3.961%,  11/26/2025
b
2,927,342
Digital Realty Trust, LP
1,550,000 2.750%,  2/1/2023 1,582,786
Discover Bank
865,000 4.200%,  8/8/2023 926,732
1,400,000 2.450%,  9/12/2024 1,416,161
2,510,000 4.682%,  8/9/2028
b
2,656,333

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (25.7%) - continued
Duke Realty, LP
$ 1,780,000 3.875%,  10/15/2022 $ 1,861,862
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 793,771
Fidelity National Information
Services, Inc.
1,100,000 3.750%,  5/21/2029 1,229,360
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
g
3,160,673
GE Capital International Funding
Company
3,800,000 4.418%,  11/15/2035 4,280,309
Goldman Sachs Group, Inc.
1,150,000 2.876%,  10/31/2022
b
1,170,482
1,080,000 2.908%,  6/5/2023
b
1,103,890
810,000 4.000%,  3/3/2024 874,332
2,550,000 3.850%,  7/8/2024 2,734,297
1,800,000 4.950%,  2/10/2025
b,h
1,881,000
1,510,000 4.250%,  10/21/2025 1,668,446
1,440,000 3.500%,  11/16/2026 1,536,466
2,240,000 5.150%,  5/22/2045 2,900,621
HCP, Inc.
751,000 4.250%,  11/15/2023 809,715
Host Hotels & Resorts, LP
760,000 4.000%,  6/15/2025 824,904
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,h
754,798
1,800,000
2.904%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,823,960
1,150,000 3.803%,  3/11/2025
b
1,221,964
1,440,000 4.300%,  3/8/2026 1,597,555
900,000 6.000%,  5/22/2027
b,h
965,250
1,080,000 4.041%,  3/13/2028
b
1,180,780
Huntington Bancshares, Inc.
1,650,000 7.000%,  12/15/2020 1,722,891
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 377,885
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,682,835
International Lease Finance
Corporation
1,440,000 5.875%,  8/15/2022 1,577,725
Itau Unibanco Holding SA
2,200,000 2.900%,  1/24/2023
g
2,206,160
J.P. Morgan Chase & Company
220,000 2.295%,  8/15/2021 220,540
1,500,000 2.972%,  1/15/2023 1,534,443
1,810,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
1,845,476
730,000 6.750%,  2/1/2024
b,h
822,973
1,800,000 5.000%,  8/1/2024
b,h
1,882,800
2,000,000 3.875%,  9/10/2024 2,161,247
1,800,000 4.600%,  2/1/2025
b,h
1,837,620
2,200,000 3.900%,  7/15/2025 2,411,784
1,800,000 2.950%,  10/1/2026 1,887,013
1,400,000 3.882%,  7/24/2038
b
1,599,737
1,850,000 5.500%,  10/15/2040 2,561,096
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,624,533
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,074,702
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
g
1,132,931
Lincoln National Corporation
1,850,000 4.000%,  9/1/2023 1,989,400
Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (25.7%) - continued
Lloyds Bank plc
$ 1,090,000 4.650%,  3/24/2026 $ 1,203,094
Lloyds Banking Group plc
2,250,000 2.858%,  3/17/2023
b
2,286,656
1,100,000 2.438%,  2/5/2026
b,f
1,106,536
Marsh & McLennan Companies, Inc.
800,000 4.375%,  3/15/2029 923,280
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 374,528
Mitsubishi UFJ Financial Group, Inc.
1,050,000 3.455%,  3/2/2023 1,099,470
Mizuho Financial Group, Inc.
1,440,000 3.663%,  2/28/2027 1,558,734
Morgan Stanley
1,795,000 4.875%,  11/1/2022 1,935,485
1,810,000
3.201%,  (LIBOR 3M +
1.400%), 10/24/2023
b
1,853,523
1,000,000 2.720%,  7/22/2025
b
1,028,867
1,130,000 4.000%,  7/23/2025 1,241,680
720,000 3.125%,  7/27/2026 762,489
1,490,000 4.350%,  9/8/2026 1,660,677
930,000 4.300%,  1/27/2045 1,137,758
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 378,432
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
g
1,654,440
1,080,000 4.000%,  9/14/2026
g
1,160,927
Nippon Life Insurance Company
1,450,000 3.400%,  1/23/2050
b,g
1,471,750
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
742,245
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
g
1,840,173
Preferred Term Securities XXIII, Ltd.
305,548
2.094%,  (LIBOR 3M +
0.200%), 12/22/2036
b,g
279,476
Prudential Financial, Inc.
2,200,000 3.700%,  3/13/2051 2,344,156
1,133,000 3.935%,  12/7/2049 1,272,176
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,347,763
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,547,989
Reinsurance Group of America, Inc.
1,450,000 4.700%,  9/15/2023 1,586,222
1,400,000 3.900%,  5/15/2029 1,526,241
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,h
1,166,400
1,440,000 3.498%,  5/15/2023
b
1,482,608
1,440,000 3.875%,  9/12/2023 1,523,782
1,500,000 4.269%,  3/22/2025
b
1,609,881
600,000 3.754%,  11/1/2029
b
623,416
Santander UK Group Holdings plc
800,000 3.125%,  1/8/2021 808,502
1,500,000 4.750%,  9/15/2025
g
1,635,915
SITE Centers Corporation
573,000 4.625%,  7/15/2022 600,622
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,g
1,564,576
1,750,000
2.969%,  (LIBOR 3M +
1.150%), 1/20/2023
b,g
1,765,638
Synchrony Financial
1,750,000 4.250%,  8/15/2024 1,877,675
2,150,000 3.950%,  12/1/2027 2,293,645

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (25.7%) - continued
UBS Group Funding Jersey, Ltd.
$ 900,000 2.650%,  2/1/2022
g
$ 914,083
1,510,000 4.125%,  9/24/2025
g
1,667,278
UBS Group Funding Switzerland AG
1,440,000 4.253%,  3/23/2028
g
1,603,702
UnionBanCal Corporation
1,420,000 3.500%,  6/18/2022 1,477,071
Ventas Realty, LP
720,000 3.500%,  2/1/2025 763,915
1,080,000 3.850%,  4/1/2027 1,168,787
1,800,000 4.000%,  3/1/2028 1,967,841
VICI Properties, LP / VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
g
92,370
90,000 4.625%,  12/1/2029
g
94,050
Wells Fargo & Company
2,000,000 4.125%,  8/15/2023 2,144,753
1,440,000 3.000%,  4/22/2026 1,509,822
Welltower , Inc.
1,300,000 4.000%,  6/1/2025 1,420,419
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,611,098
Total 244,283,752
Foreign Government (1.1%)
Bahrain Government International
Bond
1,750,000 5.875%,  1/26/2021 1,796,585
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
g
2,166,125
Dominican Republic Government
International Bond
1,100,000 5.875%,  1/30/2060
g
1,099,450
550,000 6.000%,  7/19/2028
g
609,675
1,800,000 4.500%,  1/30/2030
g
1,797,768
Petroleos Mexicanos
1,750,000 4.250%,  1/15/2025 1,809,325
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
g
1,273,105
Total 10,552,033
Mortgage-Backed Securities (7.3%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,836,620 3.500%,  5/1/2034 1,919,762
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,569,477 3.000%,  8/1/2047 3,685,592
Federal National Mortgage
Association
2,947,635 3.500%,  10/1/2048 3,066,226
3,340,803 3.500%,  8/1/2049 3,483,317
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,575,000 2.500%,  2/1/2035
f
4,656,314
12,755,000 3.000%,  2/1/2035
f
13,138,148
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
29,875,000 3.000%,  3/1/2050
f
30,531,059
3,377,250 4.000%,  7/1/2048 3,535,227
Principal
Amount Long-Term Fixed Income (93.7%) Value
Mortgage-Backed Securities (7.3%) - continued
$ 5,172,609 3.500%,  8/1/2049 $ 5,337,551
Total 69,353,196
Technology (4.5%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,743,172
1,080,000 3.750%,  9/12/2047 1,255,979
Applied Materials, Inc.
720,000 3.300%,  4/1/2027 778,263
Broadcom Corporation
4,350,000 3.875%,  1/15/2027 4,597,635
1,800,000 3.500%,  1/15/2028 1,856,653
Broadcom, Inc.
2,150,000 4.250%,  4/15/2026
g
2,324,973
Diamond 1 Finance Corporation
238,000 5.875%,  6/15/2021
g
240,261
5,575,000 6.020%,  6/15/2026
g
6,512,039
Diamond Sports Group, LLC
360,000 6.625%,  8/15/2027
g,j
336,600
DXC Technology Company
1,440,000 4.750%,  4/15/2027 1,577,749
Fiserv, Inc.
700,000 2.750%,  7/1/2024 721,696
1,775,000 3.200%,  7/1/2026 1,874,417
Hewlett Packard Enterprise Company
1,440,000 4.400%,  10/15/2022 1,526,355
1,250,000 2.250%,  4/1/2023 1,260,506
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
g
367,236
Lam Research Corporation
1,750,000 4.000%,  3/15/2029 1,974,396
Marvell Technology Group, Ltd.
900,000 4.200%,  6/22/2023 958,499
1,100,000 4.875%,  6/22/2028 1,243,806
NXP BV/NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
g
1,925,763
1,750,000 5.350%,  3/1/2026
g
2,021,193
Oracle Corporation
1,800,000 4.300%,  7/8/2034 2,179,239
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
g
1,706,464
Seagate HDD Cayman
489,000 4.250%,  3/1/2022 506,549
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,250,120
Total 42,739,563
Transportation (2.0%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,926,000
Aircastle , Ltd.
1,785,000 4.400%,  9/25/2023 1,915,187
Boeing Company
2,800,000 3.600%,  5/1/2034 3,031,087
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,913,167
1,800,000 4.050%,  6/15/2048 2,122,565
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,105,582
Delta Air Lines, Inc.
790,724 4.250%,  7/30/2023 844,034
1,800,000 2.900%,  10/28/2024 1,817,586
Hertz Corporation
360,000 6.000%,  1/15/2028
g
363,150

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Transportation (2.0%) - continued
Penske Truck Leasing Company, LP
$ 1,400,000 3.375%,  2/1/2022
g
$ 1,436,722
Union Pacific Corporation
1,800,000 3.250%,  2/5/2050 1,817,862
United Airlines Pass Through Trust
703,976 3.750%,  9/3/2026 757,565
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
g
372,150
Total 19,422,657
U.S. Government & Agencies (7.8%)
U.S. Treasury Bonds
1,600,000 2.250%,  11/15/2027 1,694,563
6,000,000 2.750%,  2/15/2028 6,588,281
4,500,000 2.875%,  5/15/2028 4,993,242
4,000,000 2.375%,  5/15/2029 4,302,969
11,000,000 1.625%,  8/15/2029 11,116,875
11,000,000 1.750%,  11/15/2029 11,239,766
4,100,000 3.000%,  2/15/2049 5,005,684
17,500,000 2.250%,  8/15/2049 18,475,488
6,300,000 2.375%,  11/15/2049 6,831,562
U.S. Treasury Notes
3,500,000 2.375%,  2/29/2024 3,646,289
Total 73,894,719
Utilities (8.5%)
AEP Transmission Company, LLC
2,520,000 3.100%,  12/1/2026 2,694,251
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,357,319
American Electric Power Company,
Inc.
1,435,000 2.950%,  12/15/2022 1,481,472
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 1,952,311
Baltimore Gas and Electric Company
1,440,000 2.400%,  8/15/2026 1,469,014
Berkshire Hathaway Energy Company
1,425,000 4.450%,  1/15/2049 1,754,839
CenterPoint Energy, Inc.
2,340,000 2.500%,  9/1/2022 2,372,408
1,750,000 2.950%,  3/1/2030 1,797,883
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,547,611
Consolidated Edison Company of
New York, Inc.
720,000 2.900%,  12/1/2026 754,748
2,250,000 4.125%,  5/15/2049 2,697,813
Consumers Energy Company
1,050,000 4.350%,  4/15/2049 1,342,871
Dominion Energy, Inc.
800,000 2.715%,  8/15/2021 808,461
1,600,000 3.071%,  8/15/2024 1,662,584
1,250,000 4.650%,  12/15/2024
b,h
1,296,713
Duke Energy Corporation
2,160,000 2.650%,  9/1/2026 2,223,909
2,160,000 3.150%,  8/15/2027 2,280,592
1,800,000 3.750%,  9/1/2046 1,929,327
Edison International
975,000 3.550%,  11/15/2024 1,026,559
5,000,000 5.750%,  6/15/2027 5,779,365
Exelon Corporation
900,000 3.497%,  6/1/2022 927,910
880,000 3.950%,  6/15/2025 958,749
340,000 3.400%,  4/15/2026 363,811
Principal
Amount Long-Term Fixed Income (93.7%) Value
Utilities (8.5%) - continued
FirstEnergy Corporation
$ 2,520,000 3.900%,  7/15/2027 $ 2,759,768
700,000 4.850%,  7/15/2047 864,582
FirstEnergy Transmission, LLC
1,850,000 5.450%,  7/15/2044
g
2,435,531
Georgia Power Company
1,800,000 2.650%,  9/15/2029 1,828,753
ITC Holdings Corporation
2,920,000 4.050%,  7/1/2023 3,085,848
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,765,597
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,509,628
NextEra Energy Operating Partners,
LP
360,000 3.875%,  10/15/2026
g
363,600
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,238,999
Oncor Electric Delivery Company, LLC
1,510,000 3.750%,  4/1/2045 1,735,325
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026
k,l
748,436
1,100,000 3.300%,  12/1/2027
k,l
1,139,820
1,100,000 3.950%,  12/1/2047
j,k,l
1,102,750
PPL Capital Funding, Inc.
1,795,000 3.500%,  12/1/2022 1,861,871
1,810,000 3.950%,  3/15/2024 1,929,338
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,215,259
San Diego Gas and Electric Company
1,800,000 4.150%,  5/15/2048 2,134,558
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,905,753
South Carolina Electric & Gas
Company
1,100,000 5.100%,  6/1/2065 1,547,139
Southern California Edison Company
1,800,000 3.650%,  2/1/2050 1,886,159
Southern Company
4,370,000 3.250%,  7/1/2026 4,652,779
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
g
388,800
Total 80,580,813
Total Long-Term Fixed Income
(cost $829,306,288) 891,042,532
Shares
Collateral Held for Securities Loaned
( 0.2% ) Value
1,411,890 Thrivent Cash Management Trust 1,411,890
Total Collateral Held for Securities
Loaned
(cost $1,411,890) 1,411,890
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,h
1,337,500
Total 1,337,500
Total Preferred Stock
(cost $1,250,000) 1,337,500

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 9.1% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.540%, 3/10/2020
m,n
$ 299,532
Thrivent Core Short-Term Reserve
Fund
8,643,204 1.900% 86,432,043
Total Short-Term Investments (cost
$86,731,556) 86,731,575
Total Investments (cost
$929,142,608) 104.2% $990,853,060
Other Assets and Liabilities, Net
(4.2%) (39,849,921)
Total Net Assets 100.0% $951,003,139
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $152,111,210 or 16.0% of total net
assets.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i All or a portion of the security is insured or guaranteed.
j All or a portion of the security is on loan.
k Defaulted security.  Interest is not being accrued.
l In bankruptcy.  Interest is not being accrued.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of January 31,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,367,383
Total lending $1,367,383
Gross amount payable upon return of
collateral for securities loaned $1,411,890
Net amounts due to counterparty $44,507
Definitions:
CLO - Collateralized Loan Obligation
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 361,760 – 361,760 –
Capital Goods 1,098,635 – 1,098,635 –
Communications Services 2,528,789 – 2,528,789 –
Consumer Cyclical 1,938,257 – 1,571,099 367,158
Consumer Non-Cyclical 2,111,045 – 2,111,045 –
Energy 597,774 – 597,774 –
Financials 1,065,413 – 1,065,413 –
Technology 627,890 – 627,890 –
Long-Term Fixed Income
Asset-Backed Securities 11,806,866 – 11,806,866 –
Basic Materials 22,429,527 – 22,429,527 –
Capital Goods 30,588,651 – 30,588,651 –
Collateralized Mortgage Obligations 1,445,464 – 1,445,464 –
Commercial Mortgage-Backed Securities 754,367 – 754,367 –
Communications Services 70,149,395 – 70,149,395 –
Consumer Cyclical 39,270,586 – 39,270,586 –
Consumer Non-Cyclical 101,445,373 – 101,445,373 –
Energy 72,325,570 – 72,325,570 –
Financials 244,283,752 – 244,283,752 –
Foreign Government 10,552,033 – 10,552,033 –
Mortgage-Backed Securities 69,353,196 – 69,353,196 –
Technology 42,739,563 – 42,739,563 –
Transportation 19,422,657 – 19,422,657 –
U.S. Government & Agencies 73,894,719 – 73,894,719 –
Utilities 80,580,813 – 80,580,813 –
Preferred Stock
Financials 1,337,500 – 1,337,500 –
Short-Term Investments 299,532 – 299,532 –
Subtotal Investments in Securities $903,009,127 $– $902,641,969 $367,158
Other Investments  * Total
Affiliated Short-Term Investments 86,432,043
Collateral Held for Securities Loaned 1,411,890
Subtotal Other Investments $87,843,933
Total Investments at Value $990,853,060
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 458,722 458,722 – –
Total Asset Derivatives $458,722 $458,722 $– $–
The following table presents Income Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $299,532 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 March 2020 $ 16,548,528 $ 458,722
Total Futures Long Contracts $ 16,548,528 $ 458,722
Total Futures Contracts $ 16,548,528 $458,722

Income Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $90,196 $97,974 $101,738 $86,432 8,643 9.1%
Total Affiliated Short-Term Investments 90,196 86,432 9.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,587 1,196 8,371 1,412 1,412 0.2
Total Collateral Held for Securities Loaned 8,587 1,412 0.2
Total Value $98,783 $87,844
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $1 $468
Total Income/Non Income Cash from Affiliated Investments $468
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $1

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 84.3% ) Value
Australia (4.1%)
8,522 Abacus Property Group $ 21,448
39,558 Altium , Ltd. 1,032,329
57,322 Ansell, Ltd. 1,211,627
91,765 Aristocrat Leisure, Ltd. 2,188,513
88,748 Austal , Ltd. 229,207
613,008 Beach Energy, Ltd. 1,069,301
60,219 BHP Group, Ltd. 1,544,245
25,690 Breville Group, Ltd. 316,473
101,928 BWP Trust 278,124
184,259 Charter Hall Group 1,572,177
6,277 Clinuvel Pharmaceuticals, Ltd. 114,706
61,345 Commonwealth Bank of Australia 3,473,190
52,434 CSL, Ltd. 10,783,995
127,134 CSR, Ltd. 407,566
35,223 EML Payments Limited
a
122,075
206,560 Genworth Mortgage Insurance
Australia, Ltd. 506,071
1,214 GWA Group, Ltd. 2,883
151,046 Independence Group NL 610,031
66,064 Inghams Group, Ltd. 155,244
102,500 IPH, Ltd. 620,484
9,283 IRESS, Ltd. 85,773
52,600 JB Hi-Fi, Ltd. 1,383,274
11,683 Jumbo Interactive, Ltd. 103,029
77,402 Metcash, Ltd. 134,133
4,196 Nanosonics , Ltd.
a
19,129
10,206 Nick Scali , Ltd. 47,745
6,432 Perpetual, Ltd. 181,419
164,827 Perseus Mining, Ltd.
a
131,115
30,031 Pro Medicus , Ltd. 473,427
16,610 Ramelius Resources, Ltd. 14,891
373,365 Regis Resources, Ltd. 1,144,529
33,006 Rio Tinto, Ltd. 2,141,698
363,731 Saracen Mineral Holdings, Ltd.
a
980,355
434,317 Scentre Group 1,114,381
12,017 Select Harvests, Ltd. 68,198
104,871 Super Retail Group, Ltd. 652,962
107,466 Technology One, Ltd. 601,505
102,215 Transurban Group 1,065,463
400,856 Vita Group, Ltd. 315,831
Total 36,918,546
Austria (0.2%)
9,729 AMS AG
a
395,359
4,595 AT&S Austria Technologie &
Systemtechnik AG 101,361
6,354 Immofinanz AG 176,526
2,820 S IMMO AG 75,686
21,210 UNIQA Insurance Group AG 200,582
28,903 Wienerberger AG 820,047
Total 1,769,561
Belgium (0.4%)
4,677 Barco NV 1,162,934
5,376 Galapagos NV
a
1,201,535
2,042 Gimv NV 125,823
6,580 KBC Ancora 327,738
919 Melexis NV 65,313
2,645 NV Bekaert SA 67,150
7,127 SA D'Ieteren NV 460,026
Total 3,410,519
Bermuda (0.1%)
84,000 Cafe de Coral Holdings, Ltd. 188,470
63,783 Golden Ocean Group, Ltd. 289,133
3,500 Johnson Electric Holdings, Ltd. 7,728
Shares Common Stock (84.3%) Value
Bermuda (0.1%) - continued
5,000 K Wah International Holdings, Ltd. $ 2,437
36,000 Road King Infrastructure, Ltd. 60,437
131,000 Shanghai Industrial Urban
Development Group, Ltd. 15,074
842,000 Yuexiu Transport Infrastructure, Ltd. 733,275
Total 1,296,554
Brazil (0.7%)
86,100 AES Tiete Energia SA 308,002
91,700 Banco ABC Brasil SA 465,930
4,079 Banco Bradesco SA ADR 31,123
27,900 Banco do Brasil SA 314,662
227,500 BR Malls Participacoes SA 981,162
1,822 Companhia Paranaense de Energia
ADR 31,120
10,100 Cosan SA 188,317
3,117 Embraer SA ADR
a
52,490
62,257 Gerdau SA ADR 291,363
23,100 GOL Linhas Aereas Inteligentes SA
a
185,497
58,600 Iochpe-Maxion SA 300,348
67,396 Itau Unibanco Holding SA ADR 512,883
397,900 Metalurgica Gerdau SA 889,157
31,400 Petrobras Distribuidora SA 211,455
131,390 Petroleo Brasileiro SA 873,152
39,439 Petroleo Brasileiro SA ADR 556,484
28,600 Randon SA Implementos e
Participacoes 90,489
7,500 Ser Educacional SA
b
54,009
15,800 Tupy SA 92,566
14,036 Vale SA ADR 164,642
Total 6,594,851
Canada (6.3%)
56,927 Alaris Royalty Corporation 939,893
45,101 Allied Properties REIT 1,881,878
31,524 Bank of Montreal 2,404,199
10,556 Canadian Natural Resources, Ltd. 296,883
97,985 CGI, Inc.
a
7,502,509
455,275 CI Financial Corporation 7,977,805
22,268 First Capital REIT 364,627
107,331 Granite REIT 5,799,637
122,585 Laurentian Bank of Canada 3,978,409
199,602 Manulife Financial Corporation 3,888,272
113,425 Northland Power, Inc. 2,553,219
18,145 Northview Apartment REIT 421,062
4,242 Onex Corporation 272,137
43,665 Peyto Exploration & Development
Corporation 95,354
30,114 Power Corporation of Canada 751,371
22,474 Quebecor, Inc. 557,689
33,983 RioCan REIT 697,430
86,581 Sun Life Financial, Inc. 4,070,629
8,865 TMX Group, Ltd. 820,250
10,097 Torex Gold Resources, Inc.
a
138,935
204,641 Toronto-Dominion Bank 11,309,840
Total 56,722,028
Cayman Islands (1.1%)
70,000 3SBio, Inc.
a,b
88,914
8,069 Baidu.com, Inc. ADR
a
997,006
45,000 Central China Real Estate, Ltd. 25,843
168,000 China Aoyuan Group, Ltd. 223,886
92,000 China Medical System Holdings, Ltd. 122,444
17,000 China Mengniu Dairy Company, Ltd. 62,348
252,000 China Resources Land, Ltd. 1,048,301

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Cayman Islands (1.1%) - continued
65,000 China Shineway Pharmaceutical
Group, Ltd. $ 56,222
140,000 Consun Pharmaceutical Group, Ltd. 71,704
58,000 Fu Shou Yuan International Group,
Ltd. 48,668
113,000 Goodbaby International Holdings,
Ltd.
a
20,713
126,500 Kingboard Holdings, Ltd. 332,877
46,000 Longfor Group Holdings, Ltd.
b
194,127
16,500 NetDragon Websoft Holdings, Ltd. 39,853
2,485 NetEase , Inc. ADR 797,088
1,826 New Oriental Education & Technology
Group, Inc. ADR
a
221,950
1,900,000 Shui On Land, Ltd. 378,773
17,000 SITC International Holdings Company,
Ltd. 20,025
104,090 Tencent Holdings, Ltd. 4,964,073
393,000 Value Partners Group, Ltd. 211,371
23,000 Wisdom Marine Lines Company, Ltd. 21,390
Total 9,947,576
Chile (0.1%)
15,304 Banco Santander Chile SA ADR 306,692
39,773 CAP SA 236,494
468,660 Colbun SA 68,223
Total 611,409
China (2.0%)
29,326 Alibaba Group Holding, Ltd. ADR
a
6,058,458
11,500 Anhui Conch Cement Company, Ltd.,
Class A 77,984
81,000 Anhui Conch Cement Company, Ltd.,
Class H 516,998
977,000 Bank of Communications Company,
Ltd. 625,833
44,400 Beijing SL Pharmaceutical Company,
Ltd. 89,521
811,000 China Coal Energy Company, Ltd. 275,903
961,000 China Construction Bank Corporation 727,993
461,000 China Everbright Bank Company, Ltd. 184,941
18,400 China National Accord Medicines
Corporation, Ltd. 129,987
238,000 China National Building Material
Company, Ltd. 227,515
1,828 China Petroleum & Chemical
Corporation ADR 95,842
146,300 China Resources Double-Crane
Pharmaceutical Company, Ltd. 286,513
61,687 China Resources Sanjiu Medical and
Pharmaceutical Company, Ltd. 317,307
2,402,000 China Telecom Corporation, Ltd. 934,585
126,200 China Vanke Company, Ltd. 444,901
313,000 CNOOC, Ltd. 468,573
255,000 FIH Mobile, Ltd.
a
39,499
44,600 Guangzhou Haige Communications
Group, Inc. Company 74,897
46,365 Hualan Biological Engineering, Inc. 237,939
999,000 Industrial and Commercial Bank of
China, Ltd. 663,110
181,061 Inner Mongolia Eerduosi Resources
Company, Ltd. 209,600
20,542 JD.com, Inc. ADR
a
774,228
76,000 Jiangxi Copper Company, Ltd. 89,615
3,302 Kweichow Moutai Company, Ltd. 485,438
19,600 Livzon Pharmaceutical Group, Inc. 106,352
52,464 Midea Group Company, Ltd. 398,241
Shares Common Stock (84.3%) Value
China (2.0%) - continued
168,168 Ping An Insurance Company of China,
Ltd. $ 1,901,620
140,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 166,943
4,100 Shanghai Haohai Biological
Technology Company, Ltd.
b
20,394
60,200 Shanghai Pharmaceuticals Holding
Company, Ltd. 112,109
33,600 Sinopharm Group Company, Ltd. 109,332
189,000 Tong Ren Tang Technologies
Company, Ltd. 175,212
14,000 Tsingtao Brewery Company, Ltd. 77,435
27,400 Winning Health Technology Group
Company, Ltd. 60,706
558,700 Xiamen C&D, Inc. 677,665
233,700 Zoomlion Heavy Industry Science and
Technology Company, Ltd. 207,871
Total 18,051,060
Colombia (<0.1%)
1,462 Bancolombia SA ADR 76,711
Total 76,711
Denmark (1.7%)
13,030 Coloplast AS 1,642,840
17,300 DSV AS 1,878,240
2,803 FLSmidth & Company AS 95,716
36,542 GN Store Nord AS 1,812,488
131,419 Novo Nordisk AS 7,999,697
3,503 Per Aarsleff Holding AS 106,477
9,743 Scandinavian Tobacco Group AS
b
127,754
7,923 SimCorp AS 878,319
17,004 Topdanmark AS 803,525
Total 15,345,056
Egypt (<0.1%)
113,700 EFG Hermes Holding Company 116,003
Total 116,003
Finland (0.7%)
16,662 Finnair Oyj 97,275
10,295 Kemira Oyj 155,738
19,500 Metsa Board Oyj 118,100
12,930 Raisio Oyj 52,771
7,649 Tokmanni Group Corporation 110,960
138,323 UPM- Kymmene Oyj 4,358,356
12,748 Uponor Oyj 172,478
52,648 Valmet Oyj 1,138,871
Total 6,204,549
France (4.1%)
28,472 AXA SA 757,118
4,983 Beneteau SA 53,445
22,708 CGG SA
a
63,808
69,924 CNP Assurances 1,258,656
27,321 Coface SA 337,244
36,974 Derichebourg 134,102
6,310 Gaztransport Et Technigaz SA 637,842
2,144 Hermes International 1,600,987
8,576 Innate Pharma SA
a
60,254
3,985 Jacquet Metal Service 62,210
6,156 Kaufman & Broad SA 261,214
5,020 Kering SA 3,067,334
57,806 Klepierre SA 1,964,941
98,986 Legrand SA 7,948,125

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
France (4.1%) - continued
12,326 LVMH Moet Hennessy Louis Vuitton
SE $ 5,367,647
15,058 Maisons du Monde SA
b
199,578
413 Mersen 13,530
15,034 Metropole Television SA 250,436
2,074 Nexity SA 100,129
10,177 Quadient SAS 244,807
81,337 Rexel SA 972,965
78,315 Schneider Electric SE 7,810,108
415 Sopra Group SA 66,252
63,251 Total SA 3,079,747
10,707 Vinci SA 1,186,223
172 Virbac SA
a
42,157
Total 37,540,859
Germany (4.5%)
25,613 Aareal Bank AG 838,787
9,787 Adidas AG 3,093,821
48,188 Allianz SE 11,504,614
55,003 Alstria Office REIT AG 1,091,208
3,643 Amadeus Fire AG 616,757
9,223 Borussia Dortmund GmbH &
Company KGaA 90,218
1,870 CANCOM SE 111,258
8,073 CompuGroup Medical SE 532,726
34,214 Deutsche Boerse AG 5,553,754
4,608 Deutsche EuroShop AG 125,634
288,322 Deutsche Pfandbriefbank AG
b
4,643,885
82,756 Deutz AG 432,210
16,495 Dialog Semiconductor plc
a
724,576
453 Eckert & Ziegler Strahlen - und
Medizintechnik AG 86,280
13,237 Gerresheimer AG 1,048,925
1,426 JOST Werke AG
b
53,771
24,053 Jungheinrich AG 528,123
44,073 Klockner & Company SE 279,901
7,644 Nemetschek SE 518,508
376 New Work SE 123,016
2,014 Norma Group SE 73,621
12,346 Rheinmetall AG 1,320,353
4,188 Rocket Internet SE
a,b
98,096
11,419 SAF-Holland SA 79,532
5,709 SAP SE 743,493
1,294 Scout24 AG
b
88,943
9,182 Siltronic AG 983,553
2,200 Software AG 73,343
494 STO SE & Company 57,855
180,617 TAG Immobilien AG 4,760,308
11,652 Takkt AG 152,975
Total 40,430,044
Greece (<0.1%)
33,678 Mytilineos SA 345,088
Total 345,088
Hong Kong (0.5%)
67,000 China Mobile, Ltd. 550,717
162,000 China Resources Pharmaceutical
Group, Ltd.
b
135,540
198,000 China Traditional Chinese Medicine
Holdings Company, Ltd. 91,492
26,355 China Unicom (Hong Kong), Ltd. ADR 220,064
547,000 CITIC Telecom International Holdings,
Ltd. 188,855
949,000 CITIC, Ltd. 1,073,117
68,000 CSPC Pharmaceutical Group, Ltd. 149,156
Shares Common Stock (84.3%) Value
Hong Kong (0.5%) - continued
122,000 Far East Horizon, Ltd. $ 107,789
89,500 Fosun International, Ltd. 118,360
231,778 Hang Lung Group, Ltd. 572,758
32,000 Hysan Development Company, Ltd. 119,455
357,000 Melco International Development,
Ltd. 771,000
131,000 Shanghai Industrial Holdings, Ltd. 230,740
390,000 Shun Tak Holdings, Ltd. 167,197
143,000 Sun Hung Kai & Company, Ltd. 63,901
80,000 United Laboratories International
Holdings 52,361
2,144,000 Yuexiu Property Company, Ltd. 429,167
Total 5,041,669
India (1.0%)
44,172 Amara Raja Batteries, Ltd. 474,666
9,981 Bajaj Auto, Ltd. 443,573
56,542 Coal India, Ltd. 143,500
14,642 Divi's Laboratories, Ltd. 399,711
1,415 Dr. Lal PathLabs , Ltd.
b
35,122
9,284 Dr. Reddy's Laboratories, Ltd. ADR 405,525
203 Gillette India, Ltd. 17,771
37,140 Granules India, Ltd. 75,761
7,840 Greaves Cotton, Ltd. 14,931
91,750 HCL Technologies, Ltd. 760,560
28,331 Heidelberg Cement India, Ltd. 79,022
2,339 Hero Motocorp , Ltd. 81,701
45,016 Housing Development Finance
Corporation 1,521,363
4,175 ICICI Bank, Ltd. ADR 60,871
29,203 Infosys, Ltd. ADR 320,065
50,497 Jindal Saw, Ltd. 63,474
5,504 Just Dial, Ltd.
a
43,183
2,912 Maruti Suzuki India, Ltd. 281,213
5,979 Multi Commodity Exchange of India,
Ltd. 104,164
933 Nestle India, Ltd. 200,553
2,041 NIIT Technologies, Ltd. 55,451
184,447 Oil and Natural Gas Corporation, Ltd. 280,655
5,288 Persistent Systems, Ltd. 51,730
7,708 PVR, Ltd. 210,666
9,863 Reliance Industries, Ltd. 194,542
19,804 Syngene International, Ltd.
b
87,159
21,964 Tata Consultancy Services, Ltd. 639,936
38,702 Tata Elxsi , Ltd. 513,789
68,718 Tech Mahindra, Ltd. 767,134
123,248 Wipro, Ltd. ADR 447,390
Total 8,775,181
Indonesia (0.1%)
1,306,290 Astra International Tbk PT 603,033
273,500 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 23,889
694,500 Media Nusantara Citra Tbk PT 80,408
990,600 Mitra Adiperkasa Tbk PT 69,589
11,512 Telekomunikasi Indonesia Persero
Tbk PT ADR 317,386
Total 1,094,305
Ireland (0.1%)
53,913 Glanbia plc 629,614
Total 629,614
Israel (1.6%)
12,657 AudioCodes , Ltd. 271,366
513,922 Bank Leumi Le-Israel BM 3,695,064

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Israel (1.6%) - continued
58,199 First International Bank of Israel, Ltd. $ 1,627,386
1,684,780 Israel Discount Bank, Ltd. 7,641,541
406 Paz Oil Company, Ltd. 49,243
77,324 Plus500, Ltd. 909,970
Total 14,194,570
Italy (1.4%)
98,282 A2A SPA 196,334
1,693 Acea  SPA 39,524
14,103 Amplifon SPA 401,013
54,318 Anima Holding SPA
b
257,473
22,026 ASTM SPA 643,434
80,517 Azimut Holding SPA 1,975,449
43,398 Banca Generali SPA 1,379,534
37,054 Banca Mediolanum SPA 334,193
15,821 Banca Popolare Di Sondrio SCRL 34,073
9,180 Biesse SPA 161,487
31,028 Buzzi Unicem SPA 724,613
9,270 Cerved Information Solutions SPA 90,867
5,586 De'Longhi SPA 105,258
71,700 Enav SPA
b
463,199
16,321 Falck Renewables SPA 106,187
530 Gamenet Group SPA
b
7,641
143,564 Iren SPA 478,616
6,287 La Doria SPA 61,777
459,719 Piaggio & C. SPA 1,257,297
70,397 Recordati SPA 3,012,344
343 Tinexta SPA 4,107
51,937 UniCredit SPA 693,741
69,713 Unipol Gruppo SPA 354,953
Total 12,783,114
Japan (18.5%)
500 Adeka Corporation 7,226
247 AEON REIT Investment Corporation 336,917
6,000 Aica Kogyo Company, Ltd. 187,297
36,700 Aichi Corporation 240,240
700 Aida Engineering, Ltd. 5,611
20,500 Air Water, Inc. 281,570
7,000 Aisan Industry Company, Ltd. 45,112
1,000 Alpen Company, Ltd. 14,993
18,500 AOKI Holdings, Inc. 180,490
16,000 Aoyama Trading Company, Ltd. 205,116
8,000 Arcland Sakamoto Company, Ltd. 87,965
5,800 Arcs Company, Ltd. 102,047
2,600 Argo Graphics, Inc. 81,767
3,100 ARUHI Corporation 50,437
1,400 Asahi Holdings, Inc. 35,153
1,600 ASKUL Corporation 52,255
12,000 Autobacs Seven Company, Ltd. 174,865
7,100 BayCurrent Consulting, Inc. 495,733
22,200 Benesse Holdings, Inc. 609,831
5,700 BeNEXT Group, Inc. 58,309
38,500 Bridgestone Corporation 1,363,633
7,800 Broadleaf Company, Ltd. 43,108
20,000 Bunka Shutter Company, Ltd. 159,878
17,400 Canon Electronics, Inc. 330,261
51,311 Canon, Inc. 1,345,596
8,400 Capcom Company, Ltd. 237,672
3,400 Cawachi , Ltd. 66,281
9,500 Central Glass Company, Ltd. 206,435
41,800 Chiyoda Company, Ltd. 561,690
2,800 Chiyoda Integre Company, Ltd. 52,292
9,300 Chugoku Marine Paints, Ltd. 86,435
125,721 Citizen Watch Company, Ltd. 607,789
3,600 Cocokara Fine, Inc. 221,685
Shares Common Stock (84.3%) Value
Japan (18.5%) - continued
9,700 Computer Engineering & Consulting,
Ltd. $ 181,545
600 CONEXIO Corporation 8,745
5,800 Cosel Company, Ltd. 59,860
400 Cosmo Energy Holdings Company,
Ltd. 7,715
700 Create SD Holdings Company, Ltd. 17,413
10,758 Daido Steel Company, Ltd. 411,388
1,000 Daiichi Jitsugyo Company, Ltd. 31,805
12,500 Daiichikosho Company, Ltd. 607,218
100 Daiken Corporation 1,709
5,300 Daiseki Company, Ltd. 142,333
35,700 Daito Trust Construction Company,
Ltd. 4,205,337
18 Daiwa Office Investment Corporation 144,259
37,400 DCM Holdings Company, Ltd. 357,389
54,000 Dena Company, Ltd. 888,080
140,600 Denso Corporation 5,767,716
13,500 Dexerials Corporation 114,839
58,418 DTS Corporation 1,353,899
600 Eagle Industry Company, Ltd. 5,336
29,900 EDION Corporation 309,103
10,600 EPS Holdings, Inc. 126,247
19,500 eREX Company, Ltd. 296,000
135,900 Exedy Corporation 2,812,269
56,400 F@N Communications, Inc. 228,783
3,800 Ferrotec Holdings Corporation 27,906
14,700 Financial Products Group Company,
Ltd. 137,415
4,800 Foster Electric Company, Ltd. 71,334
64 Frontier Real Estate Investment
Corporation 267,860
2,700 Fuji Corporation 42,435
17,500 Fuji Oil Holdings, Inc. 453,572
8,900 Fuji Soft, Inc. 356,724
1,200 Fujibo Holdings, Inc. 39,029
3,200 Fuyo General Lease Company, Ltd. 199,596
15,900 Geo Holdings Corporation 180,718
25,900 Glory, Ltd. 738,755
10,900 Goldcrest Company, Ltd. 187,373
69,200 Gree , Inc. 290,543
179,110 GS Yuasa Corporation 3,533,935
27,500 Hachijuni Bank, Ltd. 105,037
119,500 Hanwa Company, Ltd. 2,881,897
5,200 Heiwa Corporation 107,482
460 Heiwa Real Estate REIT, Inc. 619,390
161,707 Hino Motors, Ltd. 1,514,216
8,000 Hogy Medical Company, Ltd. 274,310
47,700 Hokuetsu Corporation 219,882
55,900 Honda Motor Company, Ltd. 1,429,665
13,400 Hosiden Corporation 146,874
49,400 IBIDEN Company, Ltd. 1,137,885
386 Ichigo Real Estate Investment
Corporation 417,096
3,100 Ichigo , Inc. 11,631
15,800 Iida Group Holdings Company, Ltd. 266,290
2,200 Inabata & Company, Ltd. 29,446
13,200 INES Corporation 191,482
232 Invincible Investment Corporation 117,202
51,400 Isuzu Motors, Ltd. 503,589
4,200 JAC Recruitment Company, Ltd. 64,137
1,400 JAFCO Company, Ltd. 58,223
19,000 Japan Aviation Electronics Industry,
Ltd. 336,812
113 Japan Hotel REIT Investment
Corporation 76,234

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Japan (18.5%) - continued
16,500 Japan Lifeline Company, Ltd. $ 196,299
95 Japan Logistics Fund, Inc. 257,045
3,100 Japan Petroleum Exploration
Company, Ltd. 76,132
173,600 JVCKENWOOD Corporation 395,221
997,451 JXTG Holdings, Inc. 4,242,339
300 Kaken Pharmaceutical Company, Ltd. 15,820
9,900 Kanamoto Company, Ltd. 243,739
275,556 Kandenko Company, Ltd. 2,594,910
6,200 Kanematsu Corporation 79,493
2,700 Kanematsu Electronics, Ltd. 87,406
499 Kenedix Retail REIT Corporation 1,236,505
54,300 Kinden Corporation 925,268
1,000 Kintetsu World Express, Inc. 15,947
20,300 KITZ Corporation 140,441
12,300 Kohnan Shoji Company, Ltd. 268,204
29,200 Kokuyo Company, Ltd. 431,600
15,900 KOMEDA Holdings Company, Ltd. 317,496
8,800 KOMERI Company, Ltd. 189,675
30,900 Konoike Transport Company, Ltd. 436,315
89,800 K's Holdings Corporation 1,090,421
6,800 Kureha Corporation 381,422
9,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 116,305
21,800 KYORIN Holdings, Inc. 391,399
2,900 Kyoritsu Maintenance Company, Ltd. 116,049
300 Lasertec Corporation 14,687
43,000 Lintec Corporation 929,511
1,400 M&A Capital Partners Corporation,
Ltd.
a
43,614
14,100 Macnica Fuji Electronics Holdings,
Inc. 210,560
6,400 Makino Milling Machine Company,
Ltd. 239,402
17,300 Mandom Corporation 391,673
571,500 Marubeni Corporation 4,106,580
18,114 Maruichi Steel Tube, Ltd. 502,613
20,900 Matsumotokiyoshi Holdings Company,
Ltd. 835,717
2,100 MCJ Company, Ltd. 14,402
570 MCUBS MidCity Investment
Corporation 668,986
1,200 MEDIA DO HOLDINGS Company, Ltd. 34,704
8,600 Meiko Network Japan Company, Ltd. 75,276
500 Menicon Company, Ltd. 22,393
10,100 Ministop Company, Ltd. 142,562
12,100 MIRAIT Holdings Corporation 180,702
317,300 Mitsubishi Corporation 8,134,189
64,000 Mitsubishi Electric Corporation 887,370
49,400 Mitsubishi Materials Corporation 1,242,445
600 Mitsubishi Pencil Company, Ltd. 8,771
2,700 Mitsubishi Research Institute, Inc. 105,954
5,900 Mitsubishi Shokuhin Company, Ltd. 170,388
432,600 Mitsui & Company, Ltd. 7,694,059
24,600 Mitsui Mining and Smelting Company,
Ltd. 579,668
3,600 Mitsui Sugar Company, Ltd. 70,532
6,900 Nagase & Company., Ltd. 94,928
26,700 NEC Networks & System Integration
Corporation 997,949
56,000 NHK Spring Company, Ltd. 450,883
3,500 Nichiha Corporation 84,126
40,500 Nichi-Iko Pharmaceutical Company,
Ltd. 476,058
49,300 Nichirei Corporation 1,191,795
12,400 Nifco, Inc. 324,947
Shares Common Stock (84.3%) Value
Japan (18.5%) - continued
4,700 Nihon Chouzai Company, Ltd. $ 165,315
13,900 Nihon Unisys, Ltd. 423,877
14,100 Nikkiso Company, Ltd. 175,263
12,600 Nikkon Holdings Company, Ltd. 290,714
11,200 Nippon Flour Mills Company, Ltd. 168,945
1,312,000 Nippon Light Metal Holdings
Company, Ltd. 2,503,357
17,600 Nippon Paper Industries Company,
Ltd. 286,421
415,196 Nippon Steel Corporation 5,761,045
29,300 Nippon Steel Trading Corporation 1,326,023
38,779 Nishimatsu Construction Company,
Ltd. 860,116
6,000 Nishio Rent All Company, Ltd. 161,208
1,362,778 Nissan Motor Company, Ltd. 7,394,839
14,900 Nisshin Oillio Group, Ltd. 498,566
900 Nitto Kogyo Corporation 18,631
7,100 Nojima Corporation 140,052
12,100 Nomura Company, Ltd. 137,418
2,200 Noritake Company, Ltd. 87,455
5,700 NS Solutions Corporation 167,424
20,800 NSD Company, Ltd. 335,138
10,100 NSK, Ltd. 84,246
3,900 OBIC Business Consultants Company,
Ltd. 149,347
11,175 Okinawa Electric Power Company, Inc. 205,847
227,200 Onward Holdings Company, Ltd. 1,305,103
10,300 Open House Company, Ltd. 273,809
7,300 Oracle Corporation Japan 631,870
27,000 Otsuka Corporation 1,052,861
5,900 Paramount Bed Holdings Company,
Ltd. 244,238
75,498 Park24 Company, Ltd. 1,895,959
563 Premier Investment Corporation 832,277
6,500 Prima Meat Packers, Ltd. 143,675
54,504 Relia , Inc. 727,214
400 Relo Group, Inc. 10,681
27,300 Rengo Company, Ltd. 191,292
1,200 Restar Holdings Corporation 20,282
50,800 Rinnai Corporation 3,621,124
62,700 Riso Kyoiku Corporation, Ltd. 207,231
5,100 Round One Corporation 47,510
17,100 Ryoyo Electro Corporation 289,556
5,700 Saint Marc Holdings Company, Ltd. 119,263
33,500 Samty Corporation, Ltd. 567,950
200 Sangetsu Company, Ltd. 3,530
2,100 Sanken Electric Company, Ltd. 52,960
3,700 Sanki Engineering Company, Ltd. 50,289
9,400 Sanwa Holdings Corporation 98,879
44,000 Sanyo Special Steel Company, Ltd. 596,388
16,000 Sato Holdings Corporation 454,592
13,100 Sawai Pharmaceutical Company, Ltd. 851,311
2,700 SB Technology Corporation 59,099
2,900 SCREEN Holdings Company, Ltd. 150,622
19,600 SCSK Corporation 1,050,491
28,100 Seiko Holdings Corporation 684,978
19,900 Seino Holdings Company, Ltd. 254,365
782 Sekisui House REIT, Inc. 671,183
1,000 Senko Group Holdings Company, Ltd. 7,995
12,600 Shikoku Electric Power Company 106,855
6,100 Shimachu Company, Ltd. 174,121
8,500 SHIMAMURA Company, Ltd. 638,633
43,100 Shinko Electric Industries Company,
Ltd. 505,915
9,600 ShinMaywa Industries, Ltd. 124,750
41,000 SKY Perfect JSAT Holdings, Inc. 176,366

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Japan (18.5%) - continued
1,101,200 Sojitz Corporation $ 3,466,129
11,700 Start Today Company, Ltd. 194,872
3,700 Starts Corporation, Inc. 89,343
1,400 Strike Company, Ltd. 59,694
25,900 Sugi Holdings Company, Ltd. 1,297,644
82,300 Sumitomo Corporation 1,224,186
442,600 Sumitomo Electric Industries, Ltd. 5,900,582
7,600 Sumitomo Forestry Company, Ltd. 105,534
10,100 Sumitomo Osaka Cement Company,
Ltd. 410,629
216,200 Sumitomo Rubber Industries, Ltd. 2,375,455
19,400 Sumitomo Warehouse Company, Ltd. 251,346
202,876 Sundrug Company, Ltd. 6,875,084
11,300 Taiho Kogyo Company, Ltd. 74,607
2,200 Taikisha, Ltd. 75,228
500 Taiyo Yuden Company, Ltd. 14,417
81,500 Takara Leben Company, Ltd. 363,113
36,700 Takeda Pharmaceutical Company,
Ltd. 1,409,405
25,900 Takuma Company, Ltd. 282,371
11,600 Tama Home Company, Ltd. 136,462
2,000 Tamron Company, Ltd. 42,478
18,000 TANSEISHA Company, Ltd. 202,330
600 Tatsuta Electric Wire & Cable
Company, Ltd. 3,160
2,100 T-GAIA Corporation 51,643
27,900 TIS, Inc. 1,676,131
1,900 TKC Corporation 94,072
8,200 Toa Corporation 116,721
21,500 Toho Holdings Company, Ltd. 441,538
5,300 Tokyo Dome Corporation 49,729
4,300 Tokyo Seimitsu Company, Ltd. 149,614
4,000 Tokyo Tatemono Company, Ltd. 64,630
3,300 Tokyotokeiba Company, Ltd. 97,001
471,200 Toray Industries, Inc. 3,083,210
39,300 Tosei Corporation 507,223
17,000 Towa Pharmaceutical Company, Ltd. 388,184
11,300 Toyo Tanso Company, Ltd. 210,147
7,300 Transcosmos , Inc. 188,534
43,500 Tsubakimoto Chain Company 1,338,618
171,300 TV Asahi Holdings Corporation 3,267,461
6,700 United Arrows, Ltd. 178,167
8,300 Universal Entertainment Corporation 243,382
40,500 Ushio, Inc. 592,597
100 ValueCommerce Company, Ltd. 2,327
21,700 Vision, Inc.
a
283,452
23,800 Wakita & Company, Ltd. 220,155
16,900 Yellow Hat, Ltd. 269,030
11,700 Zenrin Company, Ltd. 157,641
Total 167,585,287
Jersey (0.2%)
280,916 boohoo group plc
a
1,121,379
534,729 Man Group plc 1,083,761
5,732 Sanne Group PLC 45,490
Total 2,250,630
Malaysia (0.1%)
5,700 AEON Credit Service (M) Berhad 18,054
73,600 Berjaya Sports Toto Berhad 45,297
219,400 DiGi.Com Berhad 225,247
22,200 Kuala Lumpur Kepong Berhad 123,099
109,112 Public Bank Berhad 493,420
183,200 Serba Dinamik Holdings Berhad 100,137
Shares Common Stock (84.3%) Value
Malaysia (0.1%) - continued
158,400 Sunway Berhad $ 69,339
Total 1,074,593
Mauritius (<0.1%)
189,200 Golden Agri-Resources, Ltd. 28,932
Total 28,932
Mexico (0.2%)
380,200 Corporacion Inmobiliaria Vesta, SAB
de CV 694,181
3,210 Fomento Economico Mexicano SAB
de CV ADR 289,446
46,330 Grupo Financiero Banorte SAB de CV
ADR 285,525
169,800 Wal-Mart de Mexico, SAB de CV 496,850
Total 1,766,002
Netherlands (4.1%)
102,692 Aalberts NV 4,483,605
1,660 Arcadis NV 37,707
27,965 ASM International NV 3,398,499
8,372 ASML Holding NV 2,349,503
8,296 ASR Nederland NV 308,688
73,285 BE Semiconductor Industries NV 3,102,640
39,511 Euronext NV
b
3,424,941
3,320 Ferrari NV 560,258
11,050 Flow Traders
b
257,846
8,135 Koninklijke DSM NV 990,078
118,357 Koninklijke Philips NV 5,420,466
1,779 NSI NV 97,072
898,850 Pharming Group NV
a
1,315,931
183,678 Signify NV
b
6,121,424
54,471 STMicroelectronics NV 1,516,590
5,098 TKH Group NV 269,508
2,464 TomTom NV 26,744
55,749 Unilever NV 3,253,087
2,336 Vastned Retail NV 62,955
Total 36,997,542
New Zealand (0.1%)
65,568 Air New Zealand, Ltd. 119,092
50,927 Contact Energy, Ltd. 243,764
174,219 Z Energy, Ltd. 498,925
Total 861,781
Norway (1.3%)
33,437 Austevoll Seafood ASA 326,002
285,186 DnB ASA 4,985,784
185,577 Elkem ASA
b
464,499
219,332 Entra ASA
b
3,743,111
112,279 Europris ASA 408,275
11,466 Grieg Seafood ASA 175,698
21,240 Leroy Seafood Group ASA 137,810
59,643 Nordic Semiconductor ASA
a
380,028
11,612 SalMar ASA 567,957
1,954 Scatec Solar ASA
b
33,293
4,258 SpareBank 1 Nord-Norge 35,738
15,570 SpareBank 1 SMN 171,985
8,324 SpareBank 1 SR Bank ASA 88,689
16,898 Storebrand ASA 129,823
4,920 TGS Nopec Geophysical Company ASA 125,056
6,219 Veidekke ASA 78,431
Total 11,852,179

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Panama (<0.1%)
17,880 Avianca Holdings SA ADR $ 84,930
Total 84,930
Philippines (<0.1%)
57,696 Bank of the Philippine Islands 93,644
15,310 Manila Electric Company 77,107
Total 170,751
Poland (0.1%)
20,996 Asseco Poland SA 345,770
42,629 Enea SA
a
78,887
7,218 Polski Koncern Naftowy Orlen SA 140,827
Total 565,484
Portugal (<0.1%)
29,413 Altri SGPS SA 181,543
4,590 NOS SGPS SA 23,824
Total 205,367
Russian Federation (0.6%)
28,298 Gazprom OAO ADR 197,803
12,637 Lukoil ADR 1,285,744
50,880 M.Video PJSC 413,645
528,650 Moscow Exchange MICEX-RTS PJSC 909,009
264 PAO Transneft 681,084
28,523 Rosneft Oil Company PJSC GDR 214,442
107,375 Surgutneftegas ADR 760,215
1,223,600 Surgutneftegas PJSC 690,957
Total 5,152,899
Singapore (0.6%)
458,600 AEM Holdings, Ltd. 623,939
112,500 Ascendas REIT 259,035
71,100 China Aviation Oil (Singapore)
Corporation, Ltd. 59,509
2,061 China Yuchai International, Ltd. 26,628
206,800 DBS Group Holdings, Ltd. 3,809,475
73,200 Singapore Exchange, Ltd. 464,408
151,100 Yanlord Land Group, Ltd. 126,369
Total 5,369,363
South Africa (0.4%)
49,612 AECI, Ltd. 343,121
99,145 Barloworld, Ltd. 612,668
85,301 DataTec , Ltd. 189,389
23,519 Emira Property Fund, Ltd. 20,074
86,199 FirstRand, Ltd. 330,353
31,470 Impala Platinum Holdings, Ltd.
a
295,711
127,696 Investec, Ltd. 707,755
246,879 Momentum Metropolitan Holdings 328,821
28,038 Motus Holdings, Ltd. 150,107
4,162 Naspers, Ltd. 675,062
65,044 RMB Holdings, Ltd. 318,424
Total 3,971,485
South Korea (1.1%)
1,274 AK Holdings, Inc.
a
32,146
1,467 Binggrae Company, Ltd.
a
65,113
13,968 Cheil Worldwide, Inc. 247,869
4,172 DB HiTek Company, Ltd. 93,413
16,078 Dongkuk Steel Mill Corporation , Ltd.
a
65,631
16,479 Doosan Heavy Construction
Corporation, Ltd.
a
74,602
788 Green Cross Corporation
a
80,817
6,925 GS Holdings Corporation 263,956
2,334 Handsome Corporation 53,291
Shares Common Stock (84.3%) Value
South Korea (1.1%) - continued
9,603 Hanwha Corporation
a
$ 172,542
11,674 Hanwha Investment & Securities
Corporation, Ltd.
a
18,722
255 Hugel , Inc.
a
92,917
2,911 Hyundai Department Store Company,
Ltd. 188,951
4,035 Hyundai Steel Company 94,647
4,394 Hyundai Wia Corporation
a
155,921
31,433 JB Financial Group Corporation, Ltd.
a
134,046
2,318 Kakao Corporation 305,558
6,297 Kangwon Land, Inc.
a
144,959
1,802 KEPCO Plant Service & Engineering
Company, Ltd.
a
56,457
2,495 Korea Aerospace Industries, Ltd.
a
62,383
2,524 Korea Zinc Company, Ltd.
a
800,697
100 LG Household & Health Care, Ltd. 104,592
12,723 LG International Corporation 128,199
1,358 LS Corporation 44,815
1,948 LS Industrial Systems Company, Ltd. 85,139
1,413 NAVER Corporation 210,719
10,524 NH Investment & Securities Company,
Ltd.
a
95,869
1,545 POSCO 279,905
10,610 Samsung Card Corporation, Ltd. 337,836
80,409 Samsung Electronics Company, Ltd. 3,725,592
12,911 Samsung Securities Corporation, Ltd. 377,182
2,169 SeAH Besteel Corporation
a
23,283
9,051 Seegene , Inc.
a
225,844
7,326 Shinhan Financial Group Company,
Ltd. 239,072
5,737 SK Hynix, Inc. 436,508
603 Soulbrain Company, Ltd. 49,002
207 Taekwang Industrial Corporation, Ltd.
a
161,177
42 YoungPoong Corporation
a
22,060
Total 9,751,432
Spain (1.9%)
13,765 Acerinox SA 134,012
10,846 Almirall SA 160,412
72,018 Amadeus IT Holding SA 5,646,669
20,298 Applus Services SA 235,530
271,344 Banco Bilbao Vizcaya Argentaria SA 1,404,643
79,392 CIA De Distribucion Integral 1,781,488
3,045 Construcciones y Auxiliar de
Ferrocarriles SA 135,252
94,059 Enagas SA 2,534,318
2,384 Faes Farma SA 12,992
13,127 Global Dominion Access SA
a,b
48,116
60,893 Grifols SA 2,045,113
23,455 Industria de Diseno Textil SA 788,726
11,617 Inmobiliaria Colonial Socimi SA 155,664
10,668 Lar Espana Real Estate SOCIMI SA 79,033
4,443 Let's GOWEX SA
a,c,d
0
129,555 Merlin Properties Socimi SA 1,837,540
13,679 Neinor Homes SA
a,b
149,222
5,749 Pharma Mar SA
a
26,384
3,110 Talgo SA
a,b
20,561
Total 17,195,675
Sweden (3.2%)
169,087 AB Industrivarden 3,985,651
46,494 Arjo AB 222,717
16,144 Assa Abloy AB 383,199
65,404 Betsson AB 280,473
29,817 Bilia AB 328,000
1,581 BillerudKorsnas AB 20,316

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Sweden (3.2%) - continued
766 BioArctic AB
b
$ 7,193
662 BioGaia AB 28,655
19,522 Biotage AB 243,933
12,879 Bure Equity AB 286,769
179,455 Castellum AB 4,410,460
283,772 Cloetta AB 1,000,234
32,859 Dios Fastigheter AB 303,013
21,026 Dometic Group AB
b
191,220
5,536 Dustin Group AB
b
42,842
15,238 Evolution Gaming Group AB
b
470,580
46,647 Fabege AB 799,606
10,681 Fastighets AB Balder
a
506,715
6,224 Fortnox AB 109,262
39,772 Getinge AB 677,327
40,754 Granges AB 376,478
158,041 Hexpol AB 1,424,729
11,410 Inwido AB 85,879
352,020 Kungsleden AB 3,751,701
5,100 L E Lundbergforetagen AB 221,401
14,804 LeoVegas AB
b
45,518
4,563 Lifco AB 269,104
24,107 Lindab International AB 272,798
13,422 Lundin Petroleum AB 408,226
31,631 Micronic Mydata AB 615,644
167,268 NetEnt AB 429,164
44,500 Nobia AB 328,108
169,700 Nobina AB
b
1,288,584
13,715 Nolato AB 794,601
53,542 Skandinaviska Enskilda Banken AB 529,098
108,682 SKF AB 1,989,384
3,867 SkiStar AB 42,579
7,337 Vitrolife AB 153,819
64,133 Volvo AB 1,096,272
35,629 Wihlborgs Fastigheter AB 682,438
Total 29,103,690
Switzerland (9.2%)
491 Allreal Holding AG 101,952
46,091 Baloise Holding AG 8,327,661
4,253 Bucher Industries AG 1,422,299
94 Conzzeta AG 106,750
8,339 Flughafen Zuerich AG 1,448,759
41 Forbo Holding AG 70,367
16,460 Galenica AG
b
1,121,051
146 Georg Fischer AG 143,179
7,720 Helvetia Holding AG 1,109,797
7,847 Huber & Suhner AG 584,659
59 Inficon Holding AG 45,512
42 Interroll Holding AG 82,092
1,651 Kardex AG 281,473
20,370 Landis+Gyr Group AG 1,866,797
53 Lindt & Spruengli AG 444,876
37,699 Logitech International SA 1,688,817
91,960 Nestle SA 10,142,517
114,142 Novartis AG 10,782,785
72,791 OC Oerlikon Corporation AG 775,269
58,734 PSP Swiss Property AG 8,880,994
55,468 Roche Holding AG 18,607,774
5,839 Roche Holding AG-BR 1,935,589
443 Siegfried Holding AG 204,885
18,058 Sonova Holding AG 4,528,430
757 Straumann Holding AG 721,521
11,522 Swiss Life Holding AG 5,791,817
7,116 Swiss Prime Site AG 868,758
3,367 Tecan Group AG 951,841
Shares Common Stock (84.3%) Value
Switzerland (9.2%) - continued
1,333 VAT Group AG
b
$ 201,212
Total 83,239,433
Taiwan (1.8%)
77,000 Capital Securities Corporation 25,894
2,028,000 China Development Financial Holding
Corporation 620,441
209,805 China Man-Made Fiber Corporation 51,906
607,000 CTBC Financial Holding Company, Ltd. 440,250
11,000 Delta Electronics, Inc. 51,395
80,000 Far Eastern Department Stores, Ltd. 64,852
20,000 Feng Hsin Iron & Steel Company, Ltd. 35,089
908,000 Fubon Financial Holding Company,
Ltd. 1,346,536
539,000 Hon Hai Precision Industry Company,
Ltd. 1,465,544
266,980 IBF Financial Holdings Company, Ltd. 103,579
27,000 MediaTek , Inc. 341,614
28,000 Namchow Holdings Company, Ltd. 45,783
423,000 Pou Chen Corporation 488,564
321,000 Powertech Technology, Inc. 1,137,301
39,000 President Chain Store Corporation 383,690
122,000 SerComm Corporation 296,194
463,000 Shinkong Synthetic Fibers
Corporation 176,683
56,758 Sigurd Microelectronics Corporation 63,960
53,000 Sunonwealth Electric Machine
Industry Company, Ltd. 76,421
48,000 Supreme Electronics Company, Ltd. 51,568
41,000 Syncmold Enterprise Corporation 119,691
131,000 Synnex Technology International
Corporation 161,664
72,000 Systex Corporation 192,445
39,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 77,507
523,620 Taiwan Semiconductor Manufacturing
Company, Ltd. 5,400,728
116,000 TECO Electric & Machinery Company,
Ltd. 103,100
19,000 Topco Scientific Company, Ltd. 67,353
105,000 Transcend Information, Inc. 280,157
72,000 TXC Corporation 103,055
493,000 Uni -President Enterprises Corporation 1,174,557
41,000 Unitech Printed Circuit Board
Corporation 39,667
15,000 United Integrated Services Company,
Ltd. 92,349
52,000 United Microelectronics Corporation 25,384
92,000 Wistron Corporation 81,991
2,291,000 Yuanta Financial Holding Company,
Ltd. 1,483,605
Total 16,670,517
Thailand (0.2%)
48,200 Advanced Info Service Public
Company, Ltd. NVDR 313,366
313,200 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 249,055
328,700 Charoen Pokphand Foods Public
Company, Ltd. NVDR 314,459
229,600 CP ALL Public Company, Ltd. NVDR 519,087
179,900 GFPT Public Company, Ltd. NVDR 71,342
39,600 Intouch Holdings Public Company,
Ltd. NVDR 70,381
403,500 Major Cineplex Group Public
Company, Ltd. NVDR 273,118

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.3%) Value
Thailand (0.2%) - continued
10,000 PTT Exploration and Production Public
Company, Ltd. NVDR $ 39,574
610,800 Thai Union Group Public Company,
Ltd. NVDR 298,834
123,900 Thai Vegetable Oil Public Company,
Ltd. NVDR 116,268
Total 2,265,484
Turkey (0.1%)
300,695 Haci Omer Sabanci Holding AS 488,872
49,321 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
87,204
Total 576,076
United Kingdom (9.8%)
29,324 Abcam plc 539,789
23,972 Ascential plc
b
115,235
121,633 Auto Trader Group plc
b
897,503
81,726 Aviva plc 428,284
51,327 Barratt Developments plc 543,426
31,480 Bellway plc 1,656,536
27,549 BHP Group plc 599,647
53,274 Bodycote plc 602,532
30,103 Brewin Dolphin Holdings plc 143,104
61,271 Card Factory plc 71,685
14,323 Computacenter plc 339,308
7,441 ConvaTec Group plc
b
20,385
17,161 Countryside Properties plc
b
110,586
13,734 Crest Nicholson Holdings plc 90,529
7,129 Dart Group plc 160,035
9,238 Diploma plc 237,632
541,428 Direct Line Insurance Group plc 2,411,441
64,901 Drax Group plc 233,109
17,887 Dunelm Group plc 274,063
7,356 Euromoney Institutional Investor plc 118,894
11,769 Forterra plc
b
51,130
12,907 Frasers Group plc
a
80,344
3,219 Games Workshop Group plc 281,329
565,167 GlaxoSmithKline plc 13,269,778
2,573 Go-Ahead Group plc 69,584
20,422 Grainger plc 79,737
130,027 Great Portland Estates plc 1,598,874
32,181 Greggs plc 957,836
1,676 Halfords Group plc 3,623
127,363 Halma plc 3,535,142
44,179 Hays plc 90,348
60,936 HomeServe plc 1,031,573
2,983 Howden Joinery Group plc 27,061
1,649,934 HSBC Holdings plc 11,995,305
100,249 Ibstock plc
b
384,622
169,569 IG Group Holdings plc 1,486,351
5,907 IMI plc 85,863
39,298 Inchcape plc 340,936
7,327 Intermediate Capital Group plc 168,040
116,717 Jupiter Fund Management plc 592,179
1,833,333 Lloyds TSB Group plc 1,368,646
36,483 Marshalls plc 380,347
860,443 Moneysupermarket.com Group plc 3,693,490
3,682 Morgan Advanced Materials plc 15,170
525 Morgan Sindall Group plc 12,701
553,562 National Express Group plc 3,267,470
2,697 OneSavings Bank plc 15,193
34,341 PageGroup plc 207,055
128,152 Paragon Banking Group plc 859,660
10,094 Phoenix Group Holdings plc 100,764
82,642 Playtech plc 376,603
Shares Common Stock (84.3%) Value
United Kingdom (9.8%) - continued
474 Rathbone Brothers plc $ 12,294
186,703 Redrow plc 1,960,001
88,635 RELX plc 2,351,646
29,979 Rio Tinto plc 1,603,103
122,127 Rotork plc 489,351
202,840 Royal Dutch Shell plc, Class A 5,326,648
230,318 Royal Dutch Shell plc, Class B 6,051,971
24,385 RWS Holdings plc 184,830
36,313 Safestore Holdings plc 386,007
350,670 Sage Group plc 3,413,990
40,644 Smith & Nephew plc 977,930
35,865 Spirent Communications plc 104,902
10,374 SSP Group plc 88,046
16,947 Stagecoach Group plc 30,547
415,120 Taylor Wimpey plc 1,179,103
14,632 Tritax Big Box REIT plc 26,965
114,854 Unilever plc 6,851,190
2,094 UNITE Group plc 35,160
8,199 Vesuvius plc 47,096
70,606 Vistry Group plc 1,286,644
2,229 Watkin Jones plc 7,269
820 Workspace Group plc 13,167
Total 88,448,337
United States (0.1%)
12,402 Yum China Holding, Inc. 534,154
Total 534,154
Total Common Stock
(cost $705,063,397) 763,620,890
Shares Preferred Stock ( <0.1% )
Germany (<0.1%)
116 Draegerwerk AG & Company KGaA 6,767
Total 6,767
South Korea (0.1%)
28,942 Samsung Electronics Company, Ltd. 1,131,365
Total 1,131,365
Total Preferred Stock
(cost $301,660) 1,138,132
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
e
321,600
3,250,000 6.000%,  5/16/2024
e
260,000
637,000 6.000%,  11/15/2026
e
50,960
680,000 5.375%,  4/12/2027
e
54,400
70,000 5.500%,  4/12/2037
e
5,600
Total 692,560
Total Long-Term Fixed Income
(cost $3,822,422) 692,560

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 15.4% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.565%,  2/11/2020
f,g
$ 199,931
4,400,000 1.555%,  2/12/2020
f,g
4,398,295
200,000 1.570%,  2/19/2020
f,g
199,862
200,000 1.580%,  2/28/2020
f,g
199,785
400,000 1.570%,  3/4/2020
f,g
399,480
5,600,000 1.535%,  3/25/2020
f,g
5,587,624
1,500,000 1.539%,  4/8/2020
f,g
1,495,748
1,000,000 1.560%,  4/9/2020
f,g
997,122
Thrivent Core Short-Term Reserve
Fund
12,558,539 1.900% 125,585,387
Total Short-Term Investments (cost
$139,062,358) 139,063,234
Total Investments (cost
$848,249,837) 99.9% $904,514,816
Other Assets and Liabilities,
Net 0.1% 1,353,964
Total Net Assets 100.0% $905,868,780
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $25,766,279 or 2.8% of total
net assets.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Defaulted security.  Interest is not being accrued.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 18,893,544 1,217,070 17,676,474 0
Consumer Discretionary 96,975,867 7,588,790 89,387,077 –
Consumer Staples 43,218,968 289,446 42,929,522 –
Energy 30,086,017 1,824,786 28,261,231 –
Financials 161,761,338 988,280 160,773,058 –
Health Care 96,818,627 405,525 96,413,102 –
Industrials 121,806,967 164,048 121,642,919 –
Information Technology 77,776,382 1,835,909 75,940,473 –
Materials 43,814,218 456,005 43,358,213 –
Real Estate 65,484,773 – 65,484,773 –
Utilities 6,984,189 31,120 6,953,069 –
Preferred Stock
Health Care 6,767 – 6,767 –
Information Technology 1,131,365 – 1,131,365 –
Long-Term Fixed Income
Energy 692,560 – 692,560 –
Short-Term Investments 13,477,847 – 13,477,847 –
Subtotal Investments in Securities $778,929,429 $14,800,979 $764,128,450 $0
Other Investments  * Total
Affiliated Short-Term Investments 125,585,387
Subtotal Other Investments $125,585,387
Total Investments at Value $904,514,816
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

International Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
TSE
-
Tokyo Stock Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,091,838 1,091,838 – –
Total Asset Derivatives $1,091,838 $1,091,838 $– $–
Liability Derivatives
Futures Contracts 4,541,634 4,541,634 – –
Total Liability Derivatives $4,541,634 $4,541,634 $– $–
The following table presents International Allocation Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $13,495,173 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 455 March 2020 $ 63,605,435 ( $ 368,967)
Eurex Euro STOXX 50 Index 1,533 March 2020 63,587,353 (2,091,894)
FTSE 100 Index 1 March 2020 98,892 (3,896)
ICE mini MSCI EAFE Index 1,215 March 2020 122,145,720 (2,073,345)
TSE Tokyo Price Index 1 March 2020 158,486 (3,532)
Total Futures Long Contracts $ 249,595,886 ( $ 4,541,634)
ICE US mini MSCI Emerging Markets Index (580) March 2020 ( $ 31,544,738) $ 1,091,838
Total Futures Short Contracts ( $ 31,544,738) $1,091,838
Total Futures Contracts $ 218,051,148 ($3,449,796)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $125,089 $48,279 $47,783 $125,585 12,559 13.9%
Total Affiliated Short-Term Investments 125,089 125,585 13.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 257 257 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $125,089 $125,585
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $1 $636
Total Income/Non Income Cash from Affiliated Investments $636
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $1

Large Cap Growth Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (12.8%)
304,890 Activision Blizzard, Inc. $ 17,829,967
59,606 Alphabet, Inc., Class A
a
85,402,285
252,067 Facebook, Inc.
a
50,894,848
Total 154,127,100
Consumer Discretionary (18.1%)
113,753 Alibaba Group Holding, Ltd. ADR
a
23,500,232
64,999 Amazon.com, Inc.
a
130,564,791
119,056 Home Depot, Inc. 27,156,674
229,289 NIKE, Inc. 22,080,531
167,338 Starbucks Corporation 14,195,282
Total 217,497,510
Consumer Staples (1.4%)
196,814 Philip Morris International, Inc. 16,276,518
Total 16,276,518
Financials (5.7%)
342,561 Bank of America Corporation 11,246,278
392,248 Charles Schwab Corporation 17,866,896
181,042 Intercontinental Exchange, Inc. 18,057,129
72,245 S&P Global, Inc. 21,220,524
Total 68,390,827
Health Care (12.0%)
77,065 Edwards Lifesciences Corporation
a
16,943,511
44,958 Intuitive Surgical, Inc.
a
25,166,589
57,148 Thermo Fisher Scientific, Inc. 17,898,182
105,312 UnitedHealth Group, Inc. 28,692,254
61,607 Veeva Systems, Inc.
a
9,032,202
97,952 Vertex Pharmaceuticals, Inc.
a
22,240,002
180,603 Zoetis, Inc. 24,238,729
Total 144,211,469
Industrials (5.9%)
36,709 Boeing Company 11,683,374
128,814 Honeywell International, Inc. 22,313,161
50,653 Lockheed Martin Corporation 21,685,562
72,786 Norfolk Southern Corporation 15,154,773
Total 70,836,870
Information Technology (39.7%)
38,428 Adobe, Inc.
a
13,493,608
265,697 Apple, Inc. 82,235,878
97,761 Fiserv, Inc.
a
11,595,432
62,276 Intuit, Inc. 17,460,945
159,459 MasterCard, Inc. 50,379,476
599,033 Microsoft Corporation 101,973,387
83,490 NVIDIA Corporation 19,739,541
232,884 PayPal Holdings, Inc.
a
26,523,159
177,083 Salesforce.com, Inc.
a
32,284,002
79,917 ServiceNow , Inc.
a
27,030,327
161,627 Square, Inc.
a
12,071,921
135,491 Texas Instruments, Inc. 16,346,989
325,640 Visa, Inc. 64,792,591
Total 475,927,256
Materials (1.2%)
73,484 Ecolab, Inc. 14,410,947
Total 14,410,947
Shares Common Stock (98.2%) Value
Real Estate (1.4%)
74,325 American Tower Corporation $ 17,224,076
Total 17,224,076
Total Common Stock
(cost $713,505,655) 1,178,902,573
Total Investments (cost
$713,505,655) 98.2% $1,178,902,573
Other Assets and Liabilities, Net
1.8% 21,017,262
Total Net Assets 100.0% $1,199,919,835
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 154,127,100 154,127,100 – –
Consumer Discretionary 217,497,510 217,497,510 – –
Consumer Staples 16,276,518 16,276,518 – –
Financials 68,390,827 68,390,827 – –
Health Care 144,211,469 144,211,469 – –
Industrials 70,836,870 70,836,870 – –
Information Technology 475,927,256 475,927,256 – –
Materials 14,410,947 14,410,947 – –
Real Estate 17,224,076 17,224,076 – –
Subtotal Investments in Securities $1,178,902,573 $1,178,902,573 $– $–
Total Investments at Value $1,178,902,573
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $20,205 $40,034 $60,239 $– – –%
Total Affiliated Short-Term Investments 20,205 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,432 507 2,939 – – –
Total Collateral Held for Securities Loaned 2,432 – –
Total Value $22,637 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $102
Total Income/Non Income Cash from Affiliated Investments $102
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Large Cap Value Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (8.3%)
12,280 Alphabet, Inc.
a
$ 17,612,345
681,860 Comcast Corporation 29,449,533
741,889 Verizon Communications, Inc. 44,097,882
135,839 ViacomCBS , Inc. 4,636,185
Total 95,795,945
Consumer Discretionary (6.5%)
112,879 Aptiv plc 9,571,010
5,380 AutoZone, Inc.
a
5,691,825
143,810 D.R. Horton, Inc. 8,513,552
159,863 Harley-Davidson, Inc. 5,339,424
270,151 Lowe's Companies, Inc. 31,402,352
37,860 Mohawk Industries, Inc.
a
4,985,405
134,320 Sony Corporation ADR 9,426,578
Total 74,930,146
Consumer Staples (3.2%)
56,540 Kimberly-Clark Corporation 8,098,790
247,403 Wal-Mart Stores, Inc. 28,325,169
Total 36,423,959
Energy (8.2%)
447,722 BP plc ADR 16,176,196
140,537 Chevron Corporation 15,057,134
121,420 ConocoPhillips 7,215,991
266,760 Enterprise Products Partners, LP 6,874,405
99,820 Exxon Mobil Corporation 6,200,818
304,380 Halliburton Company 6,638,528
937,701 Marathon Oil Corporation 10,661,660
270,900 Marathon Petroleum Corporation 14,764,050
85,140 Pioneer Natural Resources Company 11,493,900
Total 95,082,682
Financials (23.5%)
247,170 Aflac, Inc. 12,746,557
152,100 American International Group, Inc. 7,644,546
1,444,636 Bank of America Corporation 47,427,400
206,172 Capital One Financial Corporation 20,575,966
73,697 Chubb, Ltd. 11,201,207
520,650 Citigroup, Inc. 38,741,566
88,250 Comerica, Inc. 5,397,370
625,483 Fifth Third Bancorp 17,794,991
23,990 Goldman Sachs Group, Inc. 5,703,623
220,940 Hartford Financial Services Group,
Inc. 13,097,323
140,980 J.P. Morgan Chase & Company 18,660,113
215,080 MetLife, Inc. 10,691,627
240,360 Morgan Stanley 12,561,214
70,000 Prudential Financial, Inc. 6,374,200
139,270 Raymond James Financial, Inc. 12,733,456
376,620 U.S. Bancorp 20,043,716
215,600 Zions Bancorporations NA 9,807,644
Total 271,202,519
Health Care (16.0%)
24,489 Biogen, Inc.
a
6,583,868
218,190 Centene Corporation
a
13,704,514
69,476 Cigna Holding Company 13,365,793
335,121 CVS Health Corporation 22,727,906
304,630 Gilead Sciences, Inc. 19,252,616
202,630 Johnson & Johnson 30,165,528
250,593 Medtronic plc 28,928,456
452,960 Merck & Company, Inc. 38,700,902
317,680 Pfizer, Inc. 11,830,403
Total 185,259,986
Shares Common Stock (97.6%) Value
Industrials (11.9%)
25,150 Boeing Company $ 8,004,490
103,930 CSX Corporation 7,934,016
294,620 Delta Air Lines, Inc. 16,422,119
68,000 General Dynamics Corporation 11,929,920
116,863 Honeywell International, Inc. 20,243,009
91,840 Ingersoll-Rand plc 12,235,843
237,730 Johnson Controls International plc 9,378,449
46,510 Kansas City Southern 7,845,772
66,140 Parker-Hannifin Corporation 12,942,937
201,820 United Technologies Corporation 30,313,364
Total 137,249,919
Information Technology (14.0%)
62,190 Apple, Inc. 19,248,427
1,074,670 Cisco Systems, Inc. 49,402,580
249,681 Microsoft Corporation 42,503,197
136,170 Oracle Corporation 7,142,116
110,130 QUALCOMM, Inc. 9,395,190
9,944 Samsung Electronics Company, Ltd.
GDR 11,584,418
131,292 Texas Instruments, Inc. 15,840,380
43,980 VMware, Inc.
a
6,511,679
Total 161,627,987
Materials (2.8%)
249,850 Alcoa Corporation
a
3,485,408
194,580 CF Industries Holdings, Inc. 7,837,682
198,246 Eastman Chemical Company 14,128,992
149,130 Nucor Corporation 7,082,184
Total 32,534,266
Real Estate (1.0%)
130,112 American Campus Communities, Inc. 5,968,237
330,190 Host Hotels & Resorts, Inc. 5,395,305
Total 11,363,542
Utilities (2.2%)
546,723 Exelon Corporation 26,018,548
Total 26,018,548
Total Common Stock
(cost $810,701,357) 1,127,489,499
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,573,623 1.900% 25,736,228
Total Short-Term Investments (cost
$25,736,228) 25,736,228
Total Investments (cost
$836,437,585) 99.8% $1,153,225,727
Other Assets and Liabilities, Net
0.2% 2,662,521
Total Net Assets 100.0% $1,155,888,248
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Large Cap Value Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 95,795,945 95,795,945 – –
Consumer Discretionary 74,930,146 74,930,146 – –
Consumer Staples 36,423,959 36,423,959 – –
Energy 95,082,682 95,082,682 – –
Financials 271,202,519 271,202,519 – –
Health Care 185,259,986 185,259,986 – –
Industrials 137,249,919 137,249,919 – –
Information Technology 161,627,987 150,043,569 11,584,418 –
Materials 32,534,266 32,534,266 – –
Real Estate 11,363,542 11,363,542 – –
Utilities 26,018,548 26,018,548 – –
Subtotal Investments in Securities $1,127,489,499 $1,115,905,081 $11,584,418 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,736,228
Subtotal Other Investments $25,736,228
Total Investments at Value $1,153,225,727
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $38,341 $15,316 $27,921 $25,736 2,574 2.2%
Total Affiliated Short-Term Investments 38,341 25,736 2.2
Total Value $38,341 $25,736
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $180
Total Income/Non Income Cash from Affiliated Investments $180
Total $– $– $0

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Consumer Non-Cyclical (<0.1%)
Plantronics, Inc., Term Loan
$ 58,465
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
$ 56,082
Total 56,082
Total Bank Loans
(cost $58,423) 56,082
Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Asset-Backed Securities (18.7%)
Ares XXXVII CLO, Ltd.
4,000,000
3.001%,  (LIBOR 3M + 1.170%),
10/15/2030, Ser. 2015-4A,
Class A1R
b,c
4,000,712
ARI Fleet Lease Trust
460,139
1.910%,  4/15/2026, Ser.
2017-A, Class A2
c
459,850
Ascentium Equipment Receivables,
LLC
2,250,000
3.210%,  9/11/2023, Ser.
2018-1A, Class A3
c
2,271,636
Assurant CLO III, Ltd.
4,700,000
3.049%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,c
4,695,422
Axis Equipment Finance Receivables
Trust
2,000,000
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
c
2,016,398
Bank of the West Auto Trust
1,399,088
2.110%,  1/15/2023, Ser.
2017-1, Class A3
c
1,402,478
BCC Funding XIV, LLC
1,206,812
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
c
1,212,696
Benefit Street Partners CLO IV, Ltd.
4,800,000
3.069%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,c
4,806,062
Betony CLO, Ltd.
2,750,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,c
2,749,997
BlueMountain CLO, Ltd.
3,000,000
3.049%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
b,c
3,003,648
3,522,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
b,c
3,509,434
Business Jet Securities, LLC
1,000,975
4.335%,  2/15/2033, Ser.
2018-1, Class A
c
1,019,728
Carvana Auto Receivables Trust
1,104,356
2.214%,  10/15/2020, Ser.
2019-3A, Class A1
c
1,104,492
CBAM, Ltd.
5,000,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,c
5,003,790
CCG Receivables Trust
1,223,107
2.500%,  6/16/2025, Ser.
2018-1, Class A2
c
1,226,548
Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (18.7%) - continued
Cedar Funding VI CLO, Ltd.
$ 6,000,000
2.909%,  (LIBOR 3M +
1.090%), 10/20/2028, Ser.
2016-6A, Class AR
b,c
$ 6,001,560
Commonbond Student Loan Trust
141,340
3.200%,  6/25/2032, Ser.
2015-A, Class A
c
141,548
853,509
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
c
860,910
2,371,217
2.161%,  (LIBOR 1M + 0.500%),
2/25/2044, Ser. 2018-AGS,
Class A2
b,c
2,325,674
Conn Funding II, LP
389,055
3.250%,  1/15/2023, Ser.
2018-A, Class A
c
390,577
CoreVest American Finance Trust
2,334,869
3.804%,  6/15/2051, Ser.
2018-1, Class A
c
2,429,360
Credit Acceptance Auto Loan Trust
2,800,000
3.470%,  5/17/2027, Ser.
2018-2A, Class A
c
2,838,986
Deephaven Residential Mortgage
Trust
1,954,716
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,c
1,980,442
DRB Prime Student Loan Trust
569,490
3.561%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,c
575,775
Earnest Student Loan Program, LLC
1,146,394
2.650%,  1/25/2041, Ser.
2017-A, Class A2
c
1,155,866
Edlinc Student Loan Funding Trust
133,446
4.720%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,c
133,518
Education Funding Trust
5,423,885
2.790%,  7/25/2041, Ser.
2020-A, Class A
c
5,465,437
Fifth Third Auto Trust
527,277
1.800%,  2/15/2022, Ser.
2017-1, Class A3 527,240
Finance of America Structured
Securities Trust
1,424,340
3.375%,  9/25/2028, Ser.
2018-HB1, Class A
b,c
1,423,924
FREED ABS Trust
1,599,542
3.420%,  6/18/2026, Ser.
2019-1, Class A
c
1,606,388
Freedom ABS Trust
3,250,000
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
c
3,249,838
Garrison BSL CLO, Ltd.
6,000,000
2.806%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
b,c
5,998,644
GM Financial Automobile Leasing
Trust
6,500,000
3.080%,  12/20/2022, Ser.
2019-1, Class A4 6,603,384
Golden Credit Card Trust
5,000,000
1.980%,  4/15/2022, Ser.
2017-2A, Class A
c
5,001,711

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (18.7%) - continued
GoldenTree Loan Opportunities, Ltd.
$ 3,000,000
3.075%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
b,c
$ 2,978,892
Golub Capital Partners, Ltd.
6,000,000
2.969%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,c
6,002,748
Home Partners of America Trust
2,344,934
2.486%,  (LIBOR 1M + 0.817%),
7/17/2034, Ser. 2017-1, Class
A
b,c
2,346,753
Invitation Homes Trust
4,298,104
2.769%,  (LIBOR 1M + 1.100%),
1/17/2038, Ser. 2018-SFR4,
Class A
b,c
4,309,212
Marlette Funding Trust
1,140,562
3.200%,  9/15/2028, Ser.
2018-3A, Class A
c
1,142,412
2,482,436
3.440%,  4/16/2029, Ser.
2019-1A, Class A
c
2,504,957
National Collegiate Trust
1,460,574
1.956%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
1,413,214
Nationstar HECM Loan Trust
3,478,196
2.272%,  11/25/2029, Ser.
2019-2A, Class A
b,c
3,479,977
Navient Private Education Loan Trust
2,242,493
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
c
2,255,502
Navient Student Loan Trust
2,424,033
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
c
2,430,889
2,700,000
2.261%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
b,c
2,703,855
2,375,536
2.411%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
b,c
2,380,848
NCUA Guaranteed Notes
645,999
2.027%,  (LIBOR 1M +
0.350%), 12/7/2020, Ser.
2010-A1, Class A
b
646,101
Neuberger Berman CLO XIV, Ltd.
3,500,000
2.904%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,c,d
3,500,000
Neuberger Berman CLO, Ltd.
3,140,000
2.982%,  (LIBOR 3M +
1.180%), 4/22/2029, Ser.
2014-17A, Class AR
b,c
3,140,907
NextGear Floorplan Master Owner
Trust
3,200,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
c
3,216,888
Northstar Education Finance, Inc.
749,880
2.361%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
b,c
743,486
NRZ Excess Spread-Collateralized
Notes Series
1,892,743
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
c
1,901,237
Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (18.7%) - continued
OZLM VIII, Ltd.
$ 3,300,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,c
$ 3,301,634
PFS Financing Corporation
3,300,000
2.076%,  (LIBOR 1M + 0.400%),
2/17/2022, Ser. 2018-A, Class
A
b,c
3,299,883
Pretium Mortgage Credit Partners,
LLC
2,888,966
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
c,e
2,896,860
1,642,768
4.826%,  9/25/2058, Ser.
2018-NPL4, Class A1
c,e
1,653,944
Progress Residential Trust
2,989,056
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
c
3,020,209
3,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
c
3,086,842
Prosper Marketplace Issuance Trust
728,838
3.350%,  10/15/2024, Ser.
2018-2A, Class A
c
730,240
RCO Mortgage, LLC
4,824,540
4.458%,  10/25/2023, Ser.
2018-2, Class A1
c,e
4,864,754
Santander Drive Auto Receivables
Trust
181,211
2.208%,  8/17/2020, Ser.
2019-3, Class A1 181,250
Santander Retail Auto Lease Trust
975,554
2.220%,  1/20/2021, Ser.
2017-A, Class A3
c
975,813
SLM Student Loan Trust
3,091,724
2.061%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,982,373
263,361
2.181%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
263,472
Small Business Lending Trust
1,376,568
2.850%,  7/15/2026, Ser.
2019-A, Class A
c
1,378,744
2,150,000
2.620%,  12/15/2026, Ser.
2020-A, Class A
c
2,149,879
SoFi Consumer Loan Program Trust
3,162,986
3.010%,  4/25/2028, Ser.
2019-2, Class A
c
3,188,333
SoFi Consumer Loan Program, LLC
586,550
2.770%,  5/25/2026, Ser.
2017-3, Class A
c
589,907
2,787,285
3.060%,  9/25/2028, Ser.
2016-5, Class A
c
2,799,177
SoFi Professional Loan Program, LLC
343,427
2.420%,  3/25/2030, Ser.
2015-A, Class A2
c
343,455
382,643
2.510%,  8/25/2033, Ser.
2015-C, Class A2
c
385,512
272,292
2.511%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
b,c
272,708
Sound Point CLO XX, Ltd.
3,000,000
2.894%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
b,c
2,977,392

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (18.7%) - continued
Springleaf Funding Trust
$ 567,434
2.900%,  11/15/2029, Ser.
2016-AA, Class A
c
$ 567,781
Synchrony Credit Card Master Note
Trust
2,500,000
3.470%,  5/15/2026, Ser.
2018-2, Class A 2,642,224
THL Credit Wind River CLO, Ltd.
6,000,000
3.049%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
b,c
6,005,082
Upstart Securitization Trust
885,040
3.450%,  4/20/2026, Ser.
2019-1, Class A
c
886,266
3,174,113
2.897%,  9/20/2029, Ser.
2019-2, Class A
c
3,188,625
3,775,507
2.684%,  1/21/2030, Ser.
2019-3, Class A
c
3,784,818
Vericrest Opportunity Loan
Transferee
3,609,673
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
c,e
3,617,488
Verizon Owner Trust
3,086,146
2.060%,  4/20/2022, Ser.
2017-3A, Class A1A
c
3,089,982
Volvo Financial Equipment Master
Owner Trust
2,500,000
2.176%,  (LIBOR 1M + 0.500%),
11/15/2022, Ser. 2017-A,
Class A
b,c
2,508,437
Voya CLO, Ltd.
1,250,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,c
1,249,989
Wheels SPV 2, LLC
86,796
1.880%,  4/20/2026, Ser.
2017-1A, Class A2
c
86,794
Total 203,261,418
Basic Materials (0.7%)
Dow Chemical Company
1,500,000 3.150%,  5/15/2024 1,576,166
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,164,899
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
c
1,516,250
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,119,073
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
c
1,095,034
Total 7,471,422
Capital Goods (1.2%)
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,594,779
Lockheed Martin Corporation
1,250,000 2.500%,  11/23/2020 1,257,166
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,042,601
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,281,119
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021 508,908
1,250,000 3.650%,  9/15/2023 1,326,029
Principal
Amount Long-Term Fixed Income (96.6%) Value
Capital Goods (1.2%) - continued
$ 750,000 2.350%,  9/15/2024 $ 763,139
Siemens Financieringsmaatschappij
NV
2,000,000
2.504%,  (LIBOR 3M +
0.610%), 3/16/2022
b,c
2,012,552
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,140,887
Waste Management, Inc.
750,000 2.950%,  6/15/2024 784,130
Total 13,711,310
Collateralized Mortgage Obligations (18.6%)
Ajax Mortgage Loan Trust
4,878,766
2.956%,  9/25/2065, Ser.
2019-D, Class A1
c
4,899,169
Angel Oak Mortgage Trust I, LLC
2,496,419
3.258%,  4/27/2048, Ser.
2018-1, Class A1
b,c
2,507,284
2,715,948
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,c
2,748,259
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
c
2,521,341
3,250,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
c
3,254,293
Banc of America Funding Trust
967,124
3.813%,  1/25/2035, Ser.
2004-D, Class 4A1
b
960,506
1,549,458
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,611,952
Bear Stearns Adjustable Rate
Mortgage Trust
129,537
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
133,516
632,435
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
622,888
Bellemeade Re, Ltd.
13,489
2.611%,  (LIBOR 1M +
0.950%), 8/25/2028, Ser.
2018-2A, Class M1A
b,c
13,491
BRAVO Residential Funding Trust
2,035,568
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
c
2,066,857
4,667,231
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,c
4,695,223
Cascade Funding Mortgage Trust
2,583,881
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,c
2,663,542
Chase Mortgage Finance Trust
Series
1,639,407
4.643%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,629,370
Civic Mortgage, LLC
2,066,706
4.349%,  11/25/2022, Ser.
2018-2, Class A1
c,e
2,063,319
COLT Funding, LLC
567,605
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,c
569,752
2,269,148
2.764%,  8/25/2049, Ser.
2019-3, Class A1
b,c
2,277,901
Countrywide Alternative Loan Trust
177,601
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 172,361

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (18.6%) -
continued
$ 147,194
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 $ 142,607
215,028
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 218,727
Countrywide Home Loans, Inc.
528,187
3.781%,  9/20/2036, Ser.
2006-HYB5, Class 2A1
b
491,498
Credit Suisse Mortgage Capital
Certificates
3,250,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
c,e
3,250,754
5,000,000
2.656%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
b,c
5,008,245
4,853,318
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,c
4,889,394
Deephaven Residential Mortgage
Trust
4,771,283
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
b,c
4,792,008
Eagle RE 2019-1, Ltd.
1,038,517
2.911%,  (LIBOR 1M +
1.250%), 4/25/2029, Ser.
2019-1, Class M1A
b,c
1,038,361
Federal Home Loan Mortgage
Corporation - REMIC
1,903,310
3.000%,  8/15/2040, Ser.
4364, Class A 1,945,770
Federal National Mortgage
Association - REMIC
4,370,644
4.000%,  3/25/2029, Ser.
2012-74, Class V 4,564,221
10,351,886
3.000%,  2/25/2040, Ser.
2018-13, Class EB 10,498,317
1,072,658
3.000%,  1/25/2041, Ser.
2015-79, Class BA 1,089,844
6,327,354
3.000%,  8/25/2041, Ser.
2015-80, Class LA 6,475,551
5,344,784
3.000%,  2/25/2044, Ser.
2016-81, Class PA 5,508,403
6,943,569
2.000%,  4/25/2045, Ser.
2015-22, Class EG 6,966,057
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
126,234
2.250%,  6/25/2025, Ser.
2010-58, Class PT 126,185
FWD Securitization Trust
3,565,221
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,c
3,608,236
GCAT Trust
3,726,332
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
c,e
3,751,779
Genworth Mortgage Insurance
Corporation
2,000,000
3.561%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,c
2,007,765
GMAC Mortgage Corporation Loan
Trust
30,647
2.161%,  (LIBOR 1M + 0.500%),
8/25/2035, Ser. 2005-HE1,
Class A2
b,f
37,404
Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (18.6%) -
continued
$ 141,481
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
$ 142,854
GS Mortgage-Backed Securities Trust
3,139,238
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
c
3,275,998
1,265,337
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,c
1,263,944
GSAA Home Equity Trust
920,881
4.488%,  8/25/2034, Ser.
2004-10, Class M2
e
972,626
Homeward Opportunities Fund I Trust
4,706,973
3.454%,  1/25/2059, Ser.
2019-1, Class A1
b,c
4,763,342
Homeward Opportunities Fund Trust
2,372,180
3.766%,  6/25/2048, Ser.
2018-1, Class A1
b,c
2,399,021
J.P. Morgan Alternative Loan Trust
513,306
4.134%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
490,935
J.P. Morgan Mortgage Trust
233,682
4.346%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
216,491
Legacy Mortgage Asset Trust
3,686,777
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
c
3,727,797
3,453,412
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
c,e
3,479,358
Master Asset Securitization Trust
560,330
2.161%,  (LIBOR 1M + 0.500%),
6/25/2036, Ser. 2006-2, Class
2A2
b
226,998
Merrill Lynch Mortgage Investors
Trust
254,034
2.846%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
254,576
Mortgage Equity Conversion Asset
Trust
1,305,850
2.040%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
b,c
1,210,430
1,270,884
2.060%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
b,c
1,188,055
New Residential Mortgage, LLC
2,891,269
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
c
2,902,565
Oaktown Re II, Ltd.
535,037
3.211%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,c
535,380
Preston Ridge Partners Mortgage
Trust, LLC
997,628
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
c,e
1,006,287
2,191,639
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
c,e
2,200,928
3,837,616
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,c
3,855,568
2,960,257
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
c,e
2,972,879

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (18.6%) -
continued
Radnor RE, Ltd.
$ 1,704,361
3.061%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,c
$ 1,704,826
548,912
2.911%,  (LIBOR 1M +
1.250%), 2/25/2029, Ser.
2019-1, Class M1A
b,c
548,832
RCO Mortgage, LLC
3,883,102
3.475%,  11/25/2024, Ser.
2019-2, Class A1
c,e
3,891,730
3,231,077
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,c
3,310,784
Renaissance Home Equity Loan Trust
686,286
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
e
346,546
Residential Asset Securitization Trust
278,464
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 190,536
Residential Funding Mortgage
Security I Trust
374,297
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 357,410
Silver Hill Trust
4,923,161
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,c
4,976,880
Specialty Underwriting and
Residential Finance Trust
3,195,358
2.661%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
3,195,408
3,794,616
2.641%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,803,940
Stanwich Mortgage Loan Trust
3,386,242
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
c,e
3,386,503
Starwood Mortgage Residential Trust
2,855,197
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,c
2,912,474
Terwin Mortgage Trust
1,445,006
2.661%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
b,c
1,459,796
Toorak Mortgage Corporation
2,500,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
c,e
2,515,542
3,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
c,e
3,036,971
TVC Mortgage Trust
3,200,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
c,g
3,196,480
Vericrest Opportunity Loan
Transferee
3,680,398
3.376%,  11/26/2049, Ser.
2019-NPL9, Class A1A
c,e
3,691,909
3,000,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
c,e
3,001,472
Vericrest Opportunity Loan Trust
2,453,113
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
c,e
2,469,613
1,332,006
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
c,e
1,334,983
Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (18.6%) -
continued
Verus Securitization Trust
$ 3,137,166
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,c
$ 3,168,889
4,583,637
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,c
4,625,517
3,616,146
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,c
3,637,931
Wachovia Asset Securitization, Inc.
255,657
1.801%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,c,f
237,072
Wachovia Mortgage Loan Trust, LLC
110,269
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
109,471
WaMu Mortgage Pass Through
Certificates
1,272,595
3.025%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,222,320
904,404
2.885%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
885,524
Total 202,127,541
Commercial Mortgage-Backed Securities (0.4%)
Federal National Mortgage
Association
1,146,815 4.500%,  5/1/2048 1,214,348
Federal National Mortgage
Association - ACES
2,063,491
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
2,088,188
GSAA Home Equity Trust
1,030,997
3.611%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,072,439
Total 4,374,975
Communications Services (1.8%)
American Tower Corporation
1,800,000 3.450%,  9/15/2021 1,846,263
1,500,000 3.375%,  5/15/2024 1,578,596
AT&T, Inc.
2,000,000 3.200%,  3/1/2022 2,053,784
2,000,000
2.799%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,018,563
Charter Communications Operating,
LLC
1,000,000 3.579%,  7/23/2020 1,005,904
1,000,000 4.500%,  2/1/2024 1,086,376
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
c
1,569,439
Crown Castle International
Corporation
250,000 3.400%,  2/15/2021 253,537
1,000,000 2.250%,  9/1/2021 1,005,938
1,000,000 3.200%,  9/1/2024 1,049,945
Discovery Communications, LLC
2,000,000 2.950%,  3/20/2023 2,057,352
Fox Corporation
1,000,000 3.666%,  1/25/2022
c
1,033,961
Omnicom Group, Inc.
1,250,000 3.625%,  5/1/2022 1,300,079

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Communications Services (1.8%) - continued
Vodafone Group plc
$ 2,125,000 2.950%,  2/19/2023 $ 2,190,751
Total 20,050,488
Consumer Cyclical (2.1%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 511,000
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,057,822
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
c
2,095,589
Daimler Finance North America, LLC
2,000,000
2.421%,  (LIBOR 3M +
0.530%), 5/5/2020
b,c
2,002,199
1,000,000
2.742%,  (LIBOR 3M + 0.840%),
5/4/2023
b,c
1,006,231
Ford Motor Credit Company, LLC
2,030,000 5.596%,  1/7/2022 2,142,302
1,000,000
3.145%,  (LIBOR 3M +
1.235%), 2/15/2023
b
988,061
General Motors Financial Company,
Inc.
2,100,000 3.950%,  4/13/2024 2,215,410
1,580,000 2.900%,  2/26/2025 1,594,627
Home Depot, Inc.
1,600,000 4.400%,  4/1/2021 1,641,797
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
c
2,034,172
1,500,000 3.000%,  8/29/2022
c
1,531,265
Ralph Lauren Corporation
225,000 2.625%,  8/18/2020 225,856
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
c
2,158,599
1,500,000 2.850%,  9/26/2024
c
1,546,743
Total 22,751,673
Consumer Non-Cyclical (3.8%)
Abbott Laboratories
1,262,000 2.550%,  3/15/2022 1,287,433
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022
c
2,124,803
2,080,000 3.600%,  5/14/2025 2,222,788
Allergan Funding SCS
2,000,000 3.850%,  6/15/2024 2,132,785
Altria Group, Inc.
2,000,000 3.800%,  2/14/2024 2,129,720
Anheuser-Busch InBev Finance, Inc.
1,200,000 3.300%,  2/1/2023 1,253,586
Becton, Dickinson and Company
750,000
2.836%,  (LIBOR 3M +
0.875%), 12/29/2020
b
750,388
1,950,000 3.125%,  11/8/2021 1,992,544
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024
c
2,138,967
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
c
1,039,787
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
c
2,037,240
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,908,925
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,017,290
1,500,000 3.200%,  2/15/2023 1,553,178
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (3.8%) - continued
CVS Health Corporation
$ 1,750,000 3.700%,  3/9/2023 $ 1,835,666
1,050,000 4.000%,  12/5/2023 1,121,648
1,000,000 4.100%,  3/25/2025 1,087,911
General Mills, Inc.
1,500,000
2.846%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,525,010
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
c
1,792,242
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
c
1,553,737
Mead Johnson Nutrition Company
1,000,000 3.000%,  11/15/2020 1,009,566
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
c
2,024,084
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
c
1,996,075
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,066,002
Zimmer Biomet Holdings, Inc.
1,500,000
2.653%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,500,307
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,506,608
Total 41,608,290
Energy (3.0%)
BP Capital Markets America, Inc.
1,500,000
2.553%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,513,621
1,000,000 3.790%,  2/6/2024 1,072,162
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,217,183
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,067,702
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,025,579
Energy Transfer Operating, LP
1,675,000 4.200%,  9/15/2023 1,778,972
1,050,000 2.900%,  5/15/2025 1,061,067
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 999,674
Exxon Mobil Corporation
1,465,000
2.257%,  (LIBOR 3M + 0.370%),
3/6/2022
b
1,474,316
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,085,735
Marathon Oil Corporation
2,000,000 2.800%,  11/1/2022 2,040,377
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,340,636
MPLX, LP
500,000 3.500%,  12/1/2022
c
517,581
1,500,000 4.875%,  6/1/2025 1,662,949
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,063,374
Occidental Petroleum Corporation
2,100,000 2.700%,  8/15/2022 2,133,885
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,022,669
Petroleos Mexicanos
935,000 2.378%,  4/15/2025 951,736
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,097,009

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Energy (3.0%) - continued
Schlumberger Holdings Corporation
$ 1,500,000 3.750%,  5/1/2024
c
$ 1,599,133
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 837,655
Western Midstream Operating, LP
1,845,000 3.100%,  2/1/2025 1,854,853
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,364,605
Total 32,782,473
Financials (14.4%)
ABN AMRO Bank NV
1,600,000 2.450%,  6/4/2020
c
1,603,360
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 1,034,970
American Express Credit Corporation
650,000
2.944%,  (LIBOR 3M +
1.050%), 9/14/2020
b
653,462
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,168,322
Athene Global Funding
2,000,000
3.138%,  (LIBOR 3M +
1.230%), 7/1/2022
b,c
2,039,689
Australia and New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
b,c
2,141,196
Banco Santander SA
800,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
806,823
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,533,307
2,150,000 4.200%,  8/26/2024 2,338,170
1,000,000 3.458%,  3/15/2025
b
1,058,325
2,100,000 2.456%,  10/22/2025
b
2,145,004
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,582,380
Bank of New York Mellon Corporation
2,115,000 1.850%,  1/27/2023 2,129,309
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,332,920
Barclays plc
1,250,000 3.250%,  1/12/2021 1,264,675
2,000,000 3.684%,  1/10/2023 2,058,519
2,000,000
3.284%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,028,681
BNP Paribas SA
1,040,000 2.819%,  11/19/2025
b,c
1,066,011
BPCE SA
1,000,000
3.119%,  (LIBOR 3M +
1.220%), 5/22/2022
b,c
1,016,272
1,050,000 2.375%,  1/14/2025
c
1,058,165
Branch Banking and Trust Company
2,200,000 2.150%,  12/6/2024 2,225,458
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,144,964
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
b
2,131,993
Capital One Financial Corporation
2,000,000
2.661%,  (LIBOR 3M + 0.760%),
5/12/2020
b
2,002,640
1,500,000 3.900%,  1/29/2024 1,606,212
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (14.4%) - continued
Capital One NA
$ 2,000,000
2.724%,  (LIBOR 3M +
0.820%), 8/8/2022
b
$ 2,019,370
Citigroup, Inc.
1,500,000
2.754%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,523,194
2,110,000 2.312%,  11/4/2022
b
2,124,609
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,324,048
Comerica, Inc.
750,000 3.700%,  7/31/2023 796,875
Compass Bank
1,500,000 2.875%,  6/29/2022 1,534,381
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,400,000 2.500%,  1/19/2021 1,410,980
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
c
1,678,125
810,000 7.500%,  12/11/2023
b,c,h
918,253
Danske Bank AS
1,500,000 5.375%,  1/12/2024
c
1,668,901
Discover Bank
1,250,000 2.450%,  9/12/2024 1,264,430
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,120,799
2,100,000 2.375%,  1/28/2025 2,140,063
Goldman Sachs Group, Inc.
1,755,000
2.966%,  (LIBOR 3M +
1.160%), 4/23/2020
b
1,757,646
2,085,000 3.272%,  9/29/2025
b
2,191,239
HCP, Inc.
1,325,000 4.250%,  11/15/2023 1,428,592
HSBC Bank Canada
1,000,000 3.300%,  11/28/2021
c
1,029,226
HSBC Holdings plc
1,175,000
3.400%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,201,918
2,000,000 3.262%,  3/13/2023
b
2,052,130
1,500,000 6.250%,  3/23/2023
b,h
1,588,125
Huntington Bancshares, Inc.
1,450,000 3.150%,  3/14/2021 1,471,667
ING Groep NV
1,350,000 6.000%,  4/16/2020
b,h
1,356,885
2,400,000
3.111%,  (LIBOR 3M + 1.150%),
3/29/2022
b
2,435,112
500,000 4.625%,  1/6/2026
c
565,565
International Lease Finance
Corporation
1,440,000 5.875%,  8/15/2022 1,577,725
J.P. Morgan Chase & Company
1,250,000 5.300%,  5/1/2020
b,h
1,258,837
1,900,000 3.875%,  9/10/2024 2,053,185
1,500,000
2.684%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,516,787
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 732,656
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,075,351
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,524,437
2,000,000 2.907%,  11/7/2023
b
2,041,546
350,000 4.582%,  12/10/2025 385,025
Macquarie Group, Ltd.
1,500,000
2.934%,  (LIBOR 3M +
1.020%), 11/28/2023
b,c
1,511,025

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (14.4%) - continued
Mitsubishi UFJ Financial Group, Inc.
$ 1,175,000
2.947%,  (LIBOR 3M +
1.060%), 9/13/2021
b
$ 1,190,075
1,600,000
2.819%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,619,374
Mizuho Financial Group Cayman 3,
Ltd.
675,000 4.600%,  3/27/2024
c
732,056
Mizuho Financial Group, Inc.
1,175,000
3.027%,  (LIBOR 3M + 1.140%),
9/13/2021
b
1,191,684
1,500,000 2.555%,  9/13/2025
b
1,523,630
Morgan Stanley
1,000,000
5.441%,  (LIBOR 3M + 3.610%),
4/15/2020
b,h
1,005,000
1,000,000
2.451%,  (LIBOR 3M +
0.550%), 2/10/2021
b
1,000,116
2,200,000 4.100%,  5/22/2023 2,344,071
750,000 2.720%,  7/22/2025
b
771,651
1,425,000 5.000%,  11/24/2025 1,630,208
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,056,538
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
b,c
2,094,355
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
c
1,059,880
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,142,958
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,011,029
1,000,000 2.400%,  10/1/2024 1,019,614
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
c
1,217,761
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,073,984
Reinsurance Group of America, Inc.
2,000,000 4.700%,  9/15/2023 2,187,892
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,114,028
Royal Bank of Scotland Group plc
2,000,000
3.380%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,033,187
2,000,000 3.498%,  5/15/2023
b
2,059,179
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,033,250
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 757,971
Santander UK plc
1,050,000 2.100%,  1/13/2023 1,058,241
500,000 5.000%,  11/7/2023
c
543,771
Simon Property Group, LP
1,350,000 2.500%,  9/1/2020 1,353,289
1,400,000 2.500%,  7/15/2021 1,414,270
Societe Generale SA
2,200,000 2.625%,  10/16/2024
c
2,233,189
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
c
2,038,227
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
c
1,039,535
State Street Corporation
2,062,000
2.804%,  (LIBOR 3M +
0.900%), 8/18/2020
b
2,072,590
1,585,000 2.354%,  11/1/2025
b
1,615,314
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (14.4%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 2,300,000 2.448%,  9/27/2024 $ 2,339,880
SunTrust Banks, Inc.
725,000 2.900%,  3/3/2021 733,936
Synchrony Financial
1,175,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
1,175,000
250,000 2.850%,  7/25/2022 254,876
1,230,000 4.250%,  8/15/2024 1,319,737
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,225,693
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,067,235
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
531,250
Wells Fargo & Company
538,000
5.664%,  (LIBOR 3M +
3.770%), 3/15/2020
b,h
541,389
750,000 3.450%,  2/13/2023 782,742
1,500,000 3.750%,  1/24/2024 1,602,542
2,110,000 2.406%,  10/30/2025
b
2,145,267
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,065,021
500,000 2.000%,  1/16/2025
c
506,976
1,060,000 2.894%,  2/4/2030
b
1,067,353
Total 157,046,348
Foreign Government (0.1%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 801,195
Total 801,195
Mortgage-Backed Securities (6.6%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
2,846,760 3.500%,  5/1/2034 2,975,631
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,271,321 3.000%,  8/1/2047 1,312,677
107,837 3.500%,  7/1/2049 111,272
Federal National Mortgage
Association
1,711,530 3.500%,  10/1/2048 1,780,389
3,537,397 3.500%,  2/1/2049
d
3,664,959
1,965,178 3.500%,  8/1/2049 2,049,010
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,850,000 2.500%,  2/1/2035
d
7,989,522
38,297,000 3.000%,  2/1/2035
d
39,447,406
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,638,000 3.000%,  3/1/2050
d
8,827,692
239,599
3.444%,  (LIBOR 12M +
1.482%), 1/1/2043
b
245,068
2,894,786 4.000%,  7/1/2048 3,030,194
Total 71,433,820

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Technology (1.8%)
Apple, Inc.
$ 1,900,000
2.205%,  (LIBOR 3M +
0.300%), 5/6/2020
b
$ 1,901,377
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,316,963
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
c
1,600,754
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,061,989
Global Payments, Inc.
875,000 2.650%,  2/15/2025 896,639
Hewlett Packard Enterprise Company
1,750,000 3.500%,  10/5/2021 1,796,987
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,064,999
Microsoft Corporation
2,000,000 1.850%,  2/6/2020 1,999,960
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
c
1,013,005
1,000,000 2.679%,  7/19/2024
c
1,030,707
Seagate HDD Cayman
1,052,000 4.250%,  3/1/2022 1,089,753
Texas Instruments, Inc.
1,000,000 1.750%,  5/1/2020 1,000,072
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,536,946
Total 19,310,151
Transportation (2.0%)
Air Canada Pass Through Trust
841,225 3.875%,  3/15/2023
c
865,730
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,803,348
1,500,000 4.250%,  2/1/2024 1,619,200
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,609,401
American Airlines Pass Through Trust
707,724 4.950%,  1/15/2023 742,513
538,042 3.700%,  5/1/2023 553,917
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
c
1,579,425
British Airways plc
1,077,080 4.625%,  6/20/2024
c
1,149,430
Continental Airlines, Inc.
1,598,184 4.150%,  4/11/2024 1,699,829
Delta Air Lines, Inc.
255,343 4.750%,  5/7/2020 257,256
2,100,000 2.900%,  10/28/2024 2,120,517
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
c
1,416,905
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,241,440
Penske Truck Leasing Company, LP
750,000 3.650%,  7/29/2021
c
768,813
1,000,000 2.700%,  11/1/2024
c
1,024,240
1,000,000 3.950%,  3/10/2025
c
1,080,802
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,041,034
TTX Company
650,000 4.125%,  10/1/2023
c
694,331
US Airways Pass Through Trust
652,360 3.950%,  11/15/2025 699,502
Total 21,967,633
Principal
Amount Long-Term Fixed Income (96.6%) Value
U.S. Government & Agencies (18.6%)
Federal Home Loan Bank
$ 8,000,000 2.500%,  2/13/2024 $ 8,352,108
3,500,000 1.500%,  8/15/2024 3,520,214
Federal National Mortgage
Association
3,500,000 2.875%,  9/12/2023 3,685,646
U.S. Treasury Bonds
1,275,000 2.250%,  11/15/2027 1,350,355
6,750,000 5.500%,  8/15/2028 8,935,049
20,750,000 2.625%,  2/15/2029 22,735,029
U.S. Treasury Notes
3,500,000 1.875%,  12/15/2020 3,510,527
6,500,000 2.500%,  2/28/2021 6,569,316
1,450,000 1.375%,  5/31/2021 1,448,867
1,250,000 2.625%,  6/15/2021 1,269,971
39,000,000 1.500%,  9/30/2021 39,074,648
36,100,000 2.500%,  1/15/2022 36,892,508
13,845,000 2.000%,  11/30/2022 14,108,380
6,875,000 2.750%,  7/31/2023 7,211,768
1,500,000 2.500%,  1/31/2024 1,568,848
2,750,000 2.125%,  7/31/2024 2,846,465
15,425,000 1.250%,  8/31/2024 15,377,399
2,000,000 2.875%,  7/31/2025 2,160,078
21,000,000 2.625%,  1/31/2026 22,492,149
Total 203,109,325
Utilities (2.8%)
Ameren Corporation
1,100,000 2.700%,  11/15/2020 1,106,406
750,000 2.500%,  9/15/2024 762,733
American Electric Power Company,
Inc.
1,000,000 3.650%,  12/1/2021 1,035,395
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,869,768
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,584,628
1,500,000 2.529%,  10/1/2024 1,532,603
Edison International
1,580,000 2.950%,  3/15/2023 1,618,794
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
c
2,034,479
Exelon Corporation
1,350,000 2.850%,  6/15/2020 1,353,696
1,250,000 3.497%,  6/1/2022 1,288,763
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,062,362
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,529,740
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
c
1,666,763
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
888,590
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,019,191
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,h
1,306,250
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,472,900
Public Service Enterprise Group, Inc.
2,000,000 2.875%,  6/15/2024 2,069,513
Sempra Energy
1,250,000 2.400%,  3/15/2020 1,250,250

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Utilities (2.8%) - continued
$ 2,125,000 3.550%,  6/15/2024 $ 2,254,183
Southern Company
1,500,000 2.950%,  7/1/2023 1,553,000
Total 30,260,007
Total Long-Term Fixed Income
(cost $1,033,335,254) 1,052,068,069
Shares
Registered Investment Companies
( 2.0% ) Value
Unaffiliated  (2.0%)
259,500 Vanguard Short-Term Corporate
Bond ETF 21,219,315
Total 21,219,315
Total Registered Investment
Companies (cost $20,988,740) 21,219,315
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 8.306%
b
1,521,720
Total 1,521,720
Total Preferred Stock
(cost $1,490,400) 1,521,720
Shares or
Principal
Amount Short-Term Investments ( 6.3% ) Value
Federal Home Loan Bank Discount
Notes
500,000 1.535%, 2/12/2020
i,j
499,806
200,000 1.581%, 3/20/2020
i,j
199,602
600,000 1.535%, 4/8/2020
i,j
598,299
Thrivent Core Short-Term Reserve
Fund
6,699,269 1.900% 66,992,686
Total Short-Term Investments (cost
$68,290,316) 68,290,393
Total Investments (cost
$1,124,163,133) 105.0% $1,143,155,579
Other Assets and Liabilities, Net
(5.0%) (54,366,793)
Total Net Assets 100.0% $1,088,788,786
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $416,044,708 or 38.2% of total net
assets.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Consumer Non-Cyclical 56,082 – 56,082 –
Long-Term Fixed Income
Asset-Backed Securities 203,261,418 – 203,261,418 –
Basic Materials 7,471,422 – 7,471,422 –
Capital Goods 13,711,310 – 13,711,310 –
Collateralized Mortgage Obligations 202,127,541 – 198,931,061 3,196,480
Commercial Mortgage-Backed Securities 4,374,975 – 4,374,975 –
Communications Services 20,050,488 – 20,050,488 –
Consumer Cyclical 22,751,673 – 22,751,673 –
Consumer Non-Cyclical 41,608,290 – 41,608,290 –
Energy 32,782,473 – 32,782,473 –
Financials 157,046,348 – 157,046,348 –
Foreign Government 801,195 – 801,195 –
Mortgage-Backed Securities 71,433,820 – 71,433,820 –
Technology 19,310,151 – 19,310,151 –
Transportation 21,967,633 – 21,967,633 –
U.S. Government & Agencies 203,109,325 – 203,109,325 –
Utilities 30,260,007 – 30,260,007 –
Registered Investment Companies
Unaffiliated 21,219,315 21,219,315 – –
Preferred Stock
Financials 1,521,720 1,521,720 – –
Short-Term Investments 1,297,707 – 1,297,707 –
Subtotal Investments in Securities $1,076,162,893 $22,741,035 $1,050,225,378 $3,196,480
Other Investments  * Total
Affiliated Short-Term Investments 66,992,686
Subtotal Other Investments $66,992,686
Total Investments at Value $1,143,155,579
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 268,371 268,371 – –
Total Asset Derivatives $268,371 $268,371 $– $–
Liability Derivatives
Futures Contracts 1,977,268 1,977,268 – –
Total Liability Derivatives $1,977,268 $1,977,268 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $1,297,707 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 350 March 2020 $ 75,457,412 $ 268,371
Total Futures Long Contracts $ 75,457,412 $ 268,371
CBOT 10-Yr. U.S. Treasury Note (171) March 2020 ( $ 22,102,364) ( $ 410,855)
CBOT 5-Yr. U.S. Treasury Note (840) March 2020 (100,214,458) (854,602)
CBOT U.S. Long Bond (63) March 2020 (9,851,501) (450,968)
Ultra 10-Yr. U.S. Treasury Note (66) March 2020 (9,352,470) (260,843)
Total Futures Short Contracts ( $ 141,520,793) ($1,977,268)
Total Futures Contracts ( $ 66,063,381) ($1,708,897)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $89,624 $109,795 $132,426 $66,993 6,699 6.2%
Total Affiliated Short-Term Investments 89,624 66,993 6.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,520 66 1,586 – – –
Total Collateral Held for Securities Loaned 1,520 – –
Total Value $91,144 $66,993
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $373
Total Income/Non Income Cash from Affiliated Investments $373
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (7.9%)
1,815 Auto Trader Group plc
a
$ 13,392
1,954 BCE, Inc. 92,074
3,664 Deutsche Telekom AG 59,342
1,704 Elisa Oyj 102,659
292,000 HKT Trust and HKT, Ltd. 435,877
4,600 Nippon Telegraph & Telephone
Corporation 117,286
17,300 NTT DOCOMO, Inc. 491,535
376,000 PCCW, Ltd. 221,454
4,947 Proximus SA 140,951
965 Rogers Communications, Inc. 48,316
9,805 Verizon Communications, Inc. 582,809
Total 2,305,695
Consumer Discretionary (8.0%)
238 AutoZone, Inc.
b
251,795
409 Berkeley Group Holdings plc 28,300
62 Hermes International 46,297
1,643 Home Depot, Inc. 374,768
1,450 McDonald's Corporation 310,257
14,200 Nissan Motor Company, Ltd. 77,053
5,500 Park24 Company, Ltd. 138,120
5,800 Rinnai Corporation 413,435
310 Ross Stores, Inc. 34,779
1,800 Sankyo Company, Ltd. 60,473
2,200 Sekisui House, Ltd. 47,305
2,300 SHIMAMURA Company, Ltd. 172,807
7,527 SmartCentres REIT 178,648
3,037 TJX Companies, Inc. 179,305
4,700 Yamada Denki Company, Ltd. 23,689
Total 2,337,031
Consumer Staples (16.0%)
735 Carlsberg AS 107,335
9,074 Coca-Cola Company 529,922
1,126 Colgate-Palmolive Company 83,076
566 Diageo plc 22,381
310 Hershey Company 48,103
16,100 Japan Tobacco, Inc. 340,426
139 Kerry Group plc 17,774
5,084 Koninklijke Ahold Delhaize NV 124,769
4,200 Lawson, Inc. 243,089
38 Lindt & Spruengli AG 318,968
685 Loblaw Companies, Ltd. 35,839
918 Mondelez International, Inc. 52,675
4,041 Nestle SA 445,693
7,176 Orkla ASA 69,276
4,084 PepsiCo, Inc. 580,010
3,563 Procter & Gamble Company 444,021
11,200 Seven & I Holdings Company, Ltd. 429,445
5,200 Sundrug Company, Ltd. 176,218
850 Sysco Corporation 69,819
300 TSURUHA Holdings, Inc. 36,720
2,862 Unilever NV 167,004
1,670 Unilever plc 99,618
1,955 Wal-Mart Stores, Inc. 223,828
Total 4,666,009
Financials (13.8%)
372 Alleghany Corporation
b
296,730
1,959 Allstate Corporation 232,220
3,071 American Financial Group, Inc. 334,094
1,201 Aon plc 264,520
3,827 Arthur J. Gallagher & Company 392,535
1,975 Baloise Holding AG 356,840
2,106 Berkshire Hathaway, Inc.
b
472,650
Shares Common Stock (98.5%) Value
Financials (13.8%) - continued
1,008 Chubb, Ltd. $ 153,206
16,830 CI Financial Corporation 294,913
799 Deutsche Boerse AG 129,697
9,561 Israel Discount Bank, Ltd. 43,365
85 Markel Corporation
b
99,703
3,377 Marsh & McLennan Companies, Inc. 377,751
571 Pargesa Holding SA 45,742
69 Reinsurance Group of America, Inc. 9,939
6,539 Toronto-Dominion Bank 361,389
718 W.R. Berkley Corporation 52,795
520 Willis Towers Watson plc 109,871
Total 4,027,960
Health Care (11.1%)
703 Abbott Laboratories 61,259
107 Amgen, Inc. 23,117
493 Baxter International, Inc. 43,986
2,491 Danaher Corporation 400,727
1,411 Eli Lilly and Company 197,032
7,448 GlaxoSmithKline plc 174,875
2,475 Johnson & Johnson 368,453
1,802 Medtronic plc 208,023
3,291 Merck & Company, Inc. 281,183
2,354 Novartis AG 222,378
4,207 Novo Nordisk AS 256,087
1,595 Roche Holding AG 535,073
244 Sonova Holding AG 61,188
562 Stryker Corporation 118,413
1,099 UnitedHealth Group, Inc. 299,423
Total 3,251,217
Industrials (9.3%)
407 AMETEK, Inc. 39,540
575 Geberit AG 303,446
539 General Dynamics Corporation 94,562
1,946 Honeywell International, Inc. 337,086
867 Lockheed Martin Corporation 371,180
8,300 Mitsubishi Corporation 212,776
6,255 RELX plc 165,956
5,060 Republic Services, Inc. 480,953
11 SGS SA 31,819
100 Sumitomo Corporation 1,488
896 United Technologies Corporation 134,579
1,255 Verisk Analytics, Inc. 203,900
750 Waste Connections, Inc. 72,233
2,222 Waste Management, Inc. 270,417
Total 2,719,935
Information Technology (9.1%)
1,085 Accenture plc 222,653
1,593 Amphenol Corporation 158,456
1,168 Automatic Data Processing, Inc. 200,184
8,400 Canon, Inc. 220,284
4,888 CGI, Inc.
b
374,264
1,954 Cisco Systems, Inc. 89,825
623 Fiserv, Inc.
b
73,894
273 Jack Henry & Associates, Inc. 40,824
1,166 MasterCard, Inc. 368,386
1,602 Microsoft Corporation 272,708
5,901 Paychex, Inc. 506,129
864 Synopsys, Inc.
b
127,449
Total 2,655,056
Materials (1.8%)
7,519 Kirkland Lake Gold, Ltd. 308,339

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Materials (1.8%) - continued
4,827 Newmont Mining Corporation $ 217,505
Total 525,844
Real Estate (13.6%)
599 American Tower Corporation 138,812
241,544 Ascendas REIT 556,163
1,552 AvalonBay Communities, Inc. 336,303
1,778 Camden Property Trust 199,901
58,100 CapitaLand Mall Trust
b
106,819
1,500 Daito Trust Construction Company,
Ltd. 176,695
4,107 Equity Residential 341,210
21,300 First Capital REIT 348,777
25,000 Hang Lung Properties, Ltd. 52,223
3,200 Link REIT 32,360
134,900 Mapletree Commercial Trust 231,669
8,906 Quebecor, Inc. 221,001
23,871 RioCan REIT 489,902
4,722 Swiss Prime Site AG 576,486
64 United Urban Investment Corporation 114,763
21,675 Vicinity Centres 36,585
Total 3,959,669
Utilities (7.9%)
894 Ameren Corporation 73,353
2,710 American Electric Power Company,
Inc. 282,436
5,200 Consolidated Edison, Inc. 488,800
4,472 DTE Energy Company 593,032
4,179 Duke Energy Corporation 407,996
12,583 Enel SPA 109,678
1,532 Pinnacle West Capital Corporation 149,661
2,702 Xcel Energy, Inc. 186,951
Total 2,291,907
Total Common Stock
(cost $26,182,771) 28,740,323
Shares or
Principal
Amount Short-Term Investments ( 1.5% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.535%, 2/12/2020
c,d
199,923
Thrivent Core Short-Term Reserve
Fund
24,468 1.900% 244,676
Total Short-Term Investments (cost
$444,583) 444,599
Total Investments (cost
$26,627,354) 100.0% $29,184,922
Other Assets and Liabilities, Net
<0.1% 12,656
Total Net Assets 100.0% $29,197,578
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $13,392 or 0.0% of total net assets.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,305,695 582,809 1,722,886 –
Consumer Discretionary 2,337,031 1,150,904 1,186,127 –
Consumer Staples 4,666,009 2,031,454 2,634,555 –
Financials 4,027,960 2,796,014 1,231,946 –
Health Care 3,251,217 2,001,616 1,249,601 –
Industrials 2,719,935 2,004,450 715,485 –
Information Technology 2,655,056 2,060,508 594,548 –
Materials 525,844 217,505 308,339 –
Real Estate 3,959,669 1,016,226 2,943,443 –
Utilities 2,291,907 2,182,229 109,678 –
Short-Term Investments 199,923 – 199,923 –
Subtotal Investments in Securities $28,940,246 $16,043,715 $12,896,531 $–
Other Investments  * Total
Affiliated Short-Term Investments 244,676
Subtotal Other Investments $244,676
Total Investments at Value $29,184,922
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 5,464 5,464 – –
Total Liability Derivatives $5,464 $5,464 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $199,923 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 5 March 2020 $ 349,764 ( $ 5,464)
Total Futures Long Contracts $ 349,764 ( $ 5,464)
Total Futures Contracts $ 349,764 ($5,464)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $521 $3,043 $3,319 $245 24 0.8%
Total Affiliated Short-Term Investments 521 245 0.8
Total Value $521 $245

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $2
Total Income/Non Income Cash from Affiliated Investments $2
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.0% ) Value
Communications Services (4.3%)
958,847 DISH Network Corporation
a
$ 35,247,216
955,278 Twitter, Inc.
a
31,027,430
727,917 Zillow Group, Inc.
a
33,629,765
Total 99,904,411
Consumer Discretionary (10.7%)
160,146 Burlington Stores, Inc.
a
34,826,951
759,197 Etsy, Inc.
a
37,056,406
205,404 Lululemon Athletica, Inc.
a
49,171,663
526,467 Norwegian Cruise Line Holdings,
Ltd.
a
28,350,248
11,664 NVR, Inc.
a
44,521,138
275,431 RH
a,b
57,496,221
Total 251,422,627
Consumer Staples (1.6%)
1,593,346 Hain Celestial Group, Inc.
a
38,574,907
Total 38,574,907
Energy (3.4%)
376,661 Diamondback Energy, Inc. 28,023,578
2,708,116 Patterson-UTI Energy, Inc. 21,502,441
2,518,140 WPX Energy, Inc.
a
30,091,773
Total 79,617,792
Financials (17.6%)
1,499,900 Ally Financial, Inc. 48,041,797
1,296,113 Assured Guaranty, Ltd. 59,413,820
1,099,105 E*TRADE Financial Corporation 46,843,855
377,016 First Republic Bank 41,803,534
418,000 Hartford Financial Services Group,
Inc. 24,779,040
2,862,420 KeyCorp 53,555,878
44,588 Markel Corporation
a
52,300,386
1,375,204 Radian Group, Inc. 33,678,746
1,147,212 Zions Bancorporations NA 52,186,674
Total 412,603,730
Health Care (7.3%)
221,300 Alexion Pharmaceuticals, Inc.
a
21,995,007
1,100,748 Bausch Health Companies, Inc.
a
30,193,517
145,444 Edwards Lifesciences Corporation
a
31,977,318
227,180 Jazz Pharmaceuticals, Inc.
a
32,566,253
216,986 Ligand Pharmaceuticals, Inc.
a,b
19,053,541
257,599 Universal Health Services, Inc. 35,319,399
Total 171,105,035
Industrials (17.1%)
487,770 AGCO Corporation 34,212,188
917,247 Altra Industrial Motion Corporation 30,507,635
299,543 Huntington Ingalls Industries, Inc. 78,180,723
970,428 Kennametal, Inc. 30,364,692
162,106 Old Dominion Freight Line, Inc. 31,810,060
1,351,877 Southwest Airlines Company 74,326,198
486,819 United Airlines Holdings, Inc.
a
36,414,061
217,733 United Rentals, Inc.
a
29,544,191
344,153 Verisk Analytics, Inc. 55,914,538
Total 401,274,286
Information Technology (15.4%)
794,587 Advanced Micro Devices, Inc.
a
37,345,589
622,631 Akamai Technologies, Inc.
a
58,122,604
308,711 Alliance Data Systems Corporation 31,732,404
159,234 ANSYS, Inc.
a
43,682,663
849,456 Ciena Corporation
a
34,547,375
200,571 KLA-Tencor Corporation 33,242,637
Shares Common Stock (96.0%) Value
Information Technology (15.4%) - continued
150,277 Nice, Ltd. ADR
a
$ 25,892,727
2,445,991 Nuance Communications, Inc.
a
46,278,150
747,229 Teradyne, Inc. 49,309,642
Total 360,153,791
Materials (3.1%)
590,356 Ball Corporation 42,611,896
974,186 Steel Dynamics, Inc. 29,108,678
Total 71,720,574
Real Estate (9.0%)
288,989 Alexandria Real Estate Equities, Inc. 47,163,005
452,923 Camden Property Trust 50,922,133
230,801 Digital Realty Trust, Inc. 28,386,215
562,439 Douglas Emmett, Inc. 23,341,218
1,051,651 Duke Realty Corporation 38,185,448
1,411,215 Host Hotels & Resorts, Inc. 23,059,253
Total 211,057,272
Utilities (6.5%)
724,708 Alliant Energy Corporation 43,018,667
610,591 CMS Energy Corporation 41,831,589
406,444 Entergy Corporation 53,455,515
240,726 Public Service Enterprise Group, Inc. 14,250,979
Total 152,556,750
Total Common Stock
(cost $1,747,608,684) 2,249,991,175
Shares
Collateral Held for Securities Loaned
( 2.3% ) Value
54,771,163 Thrivent Cash Management Trust 54,771,163
Total Collateral Held for Securities
Loaned
(cost $54,771,163) 54,771,163
Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
9,577,315 1.900% 95,773,151
Total Short-Term Investments (cost
$95,773,151) 95,773,151
Total Investments (cost
$1,898,152,998) 102.4% $2,400,535,489
Other Assets and Liabilities, Net
(2.4%) (56,526,210)
Total Net Assets 100.0% $2,344,009,279
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of
January 31, 2020:
Securities Lending Transactions
Common Stock $ 51,477,664
Total lending $51,477,664
Gross amount payable upon return of
collateral for securities loaned $54,771,163
Net amounts due to counterparty $3,293,499

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,904,411 99,904,411 – –
Consumer Discretionary 251,422,627 251,422,627 – –
Consumer Staples 38,574,907 38,574,907 – –
Energy 79,617,792 79,617,792 – –
Financials 412,603,730 412,603,730 – –
Health Care 171,105,035 171,105,035 – –
Industrials 401,274,286 401,274,286 – –
Information Technology 360,153,791 360,153,791 – –
Materials 71,720,574 71,720,574 – –
Real Estate 211,057,272 211,057,272 – –
Utilities 152,556,750 152,556,750 – –
Subtotal Investments in Securities $2,249,991,175 $2,249,991,175 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 95,773,151
Collateral Held for Securities Loaned 54,771,163
Subtotal Other Investments $150,544,314
Total Investments at Value $2,400,535,489
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $78,794 $112,670 $95,691 $95,773 9,577 4.1%
Total Affiliated Short-Term Investments 78,794 95,773 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   53,203 140,211 138,643 54,771 54,771 2.3
Total Collateral Held for Securities Loaned 53,203 54,771 2.3
Total Value $131,997 $150,544

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $1 $571
Total Income/Non Income Cash from Affiliated Investments $571
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 47
Total Affiliated Income from Securities Loaned, Net $47
Total $– $– $1

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 417,487
4.395%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 398,700
Ball Metalpack Finco , LLC, Term
Loan
162,525
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
143,428
Big River Steel, LLC, Term Loan
263,925
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
264,585
Chemours Company, Term Loan
491,250
3.400%,  (LIBOR 1M +
1.750%), 4/3/2025
b
472,008
Momentive Performance Materials
USA, LLC, Term Loan
223,875
4.900%,  (LIBOR 1M +
3.250%), 5/15/2024
b,c
224,435
MRC Global (US), Inc., Term Loan
365,965
4.645%,  (LIBOR 1M +
3.000%), 9/22/2024
b
367,110
Nouryon USA, LLC, Term Loan
385,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
384,519
Peabody Energy Corporation, Term
Loan
280,013
4.395%,  (LIBOR 1M +
2.750%), 3/31/2025
b,c
224,010
Pixelle Specialty Solutions, LLC, Term
Loan
55,000
0.000%,  (LIBOR 1M +
6.500%), 10/31/2024
b
54,106
396,000
7.645%,  (LIBOR 1M + 6.000%),
10/31/2024
b
387,419
Total 2,920,320
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
225,038
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
225,014
BWAY Holding Company, Term Loan
329,156
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
326,414
Flex Acquisition Company, Inc. Term
Loan
459,651
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b
452,757
GFL Environmental, Inc., Term Loan
434,135
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
432,724
Navistar, Inc., Term Loan
460,600
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
b
460,945
TransDigm , Inc., Term Loan
357,273
4.145%,  (LIBOR 1M +
2.500%), 6/9/2023
b
356,826
805,000
0.000%,  (LIBOR 1M +
2.250%), 12/31/2025
b
803,793
Vertiv Group Corporation, Term Loan
705,713
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
704,534
Total 3,763,007
Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.3%)
Altice France SA, Term Loan
$ 189,637
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 187,623
CenturyLink, Inc., Term Loan
1,165,000
0.000%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
1,163,183
CommScope Inc., Term Loan
199,500
4.895%,  (LIBOR 1M +
3.250%), 4/4/2026
b
199,167
Coral-US Co-Borrower, LLC, Term
Loan
940,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
937,650
Diamond Sports Group, LLC, Term
Loan
314,213
4.910%,  (LIBOR 1M +
3.250%), 8/24/2026
b
313,722
Entercom Media Corporation, Term
Loan
285,000
4.160%,  (LIBOR 1M +
2.500%), 11/17/2024
b
286,545
Frontier Communications
Corporation, Term Loan
714,064
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
720,013
HCP Acquisition, LLC, Term Loan
460,771
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
461,780
Intelsat Jackson Holdings SA, Term
Loan
400,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
398,252
Mediacom Illinois, LLC, Term Loan
206,325
3.320%,  (LIBOR 1W +
1.750%), 2/15/2024
b
207,099
NEP Group, Inc., Term Loan
311,850
4.895%,  (LIBOR 1M +
3.250%), 10/20/2025
b
305,092
40,000
8.645%,  (LIBOR 1M + 7.000%),
10/19/2026
b
36,667
SBA Senior Finance II, LLC, Term
Loan
319,190
3.400%,  (LIBOR 1M +
1.750%), 4/11/2025
b
319,391
Sprint Communications, Inc., Term
Loan
850,937
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
831,791
Terrier Media Buyer, Inc., Term Loan
280,000
6.148%,  (LIBOR 3M +
4.250%), 12/17/2026
b
282,030
TNS, Inc., Term Loan
546,091
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
528,572
WideOpenWest Finance, LLC, Term
Loan
354,833
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
350,915
Windstream Services, LLC, Term
Loan
50,000
4.150%,  (LIBOR 1M +
2.500%), 2/26/2021
b
50,094

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.3%) - continued
$ 342,487
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
$ 331,356
Total 7,910,942
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term Loan
431,468
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
b
411,107
Four Seasons Hotels, Ltd., Term Loan
342,929
3.645%,  (LIBOR 1M +
2.000%), 11/30/2023
b
344,836
Golden Entertainment, Inc., Term
Loan
651,375
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
652,189
Golden Nugget, LLC, Term Loan
483,387
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
484,039
LCPR Loan Financing, LLC, Term
Loan
745,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
753,381
Mohegan Gaming and
Entertainment, Term Loan
491,478
5.645%,  (LIBOR 1M +
4.000%), 10/13/2023
b
485,031
Penn National Gaming, Inc., Term
Loan
247,500
3.895%,  (LIBOR 1M +
2.250%), 10/15/2025
b
248,324
Scientific Games International, Inc.,
Term Loan
1,215,541
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,211,286
Staples, Inc., Term Loan
164,175
6.281%,  (LIBOR 1M +
4.500%), 9/12/2024
b
161,302
517,525
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
b
507,692
Stars Group Holdings BV, Term Loan
695,892
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
699,406
Tenneco, Inc., Term Loan
509,850
4.645%,  (LIBOR 1M +
3.000%), 10/1/2025
b
498,379
Wyndham Hotels & Resorts, Inc.,
Term Loan
241,937
3.395%,  (LIBOR 1M +
1.750%), 5/30/2025
b
243,319
Total 6,700,291
Consumer Non-Cyclical (0.3%)
Air Medical Group Holdings, Inc.,
Term Loan
1,246,077
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,216,097
102,900
5.895%,  (LIBOR 1M +
4.250%), 3/14/2025
b
99,041
Albertson's LLC, Term Loan
1,012,462
4.395%,  (LIBOR 1M +
2.750%), 8/17/2026
b
1,012,462
Bausch Health Companies, Inc.,
Term Loan
695,047
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
697,479
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Chobani , LLC, Term Loan
$ 357,240
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
b
$ 356,793
Endo International plc, Term Loan
952,639
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
916,915
Energizer Holdings, Inc., Term Loan
162,180
4.063%,  (LIBOR 1M +
2.250%), 1/2/2026
b
162,451
JBS USA LUX SA, Term Loan
568,568
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
570,956
Mallinckrodt International Finance
SA, Term Loan
476,364
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
395,582
McGraw-Hill Global Education
Holdings, LLC, Term Loan
670,950
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
640,603
MPH Acquisition Holdings, LLC, Term
Loan
960,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
942,480
Ortho-Clinical Diagnostics SA, Term
Loan
993,082
4.905%,  (LIBOR 1M +
3.250%), 6/30/2025
b
981,602
Plantronics, Inc., Term Loan
926,445
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
888,692
R.R. Donnelley & Sons Company,
Term Loan
59,698
6.645%,  (LIBOR 1M +
5.000%), 1/15/2024
b
60,165
Sotera Health Holdings, LLC, Term
Loan
300,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
300,939
Total 9,242,257
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
298,500
6.395%,  (LIBOR 1M +
4.750%), 12/19/2025
b
270,704
Calpine Corporation, Term Loan
356,599
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
357,565
CONSOL Energy, Inc., Term Loan
287,825
6.150%,  (LIBOR 1M +
4.500%), 9/28/2024
b
248,488
Consolidated Energy Finance SA,
Term Loan
201,925
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
200,915
Fieldwood Energy, LLC, Term Loan
375,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
318,937
McDermott Technology (Americas),
Inc., Term Loan
574,762
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
352,760

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Energy (0.1%) - continued
Radiate Holdco, LLC, Term Loan
$ 960,252
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
$ 960,358
Total 2,709,727
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
398,453
3.408%,  (LIBOR 1M +
1.750%), 1/15/2025
b
399,839
Blackstone CQP Holdco, LP, Term
Loan
238,800
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
238,602
Cyxtera DC Holdings, Inc., Term Loan
438,875
4.670%,  (LIBOR 1M +
3.000%), 5/1/2024
b
378,292
Digicel International Finance, Ltd.,
Term Loan
735,879
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
664,742
GGP Nimbus, LLC, Term Loan
562,875
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
559,796
Grizzly Finco , Term Loan
389,015
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
386,584
Harland Clarke Holdings Corporation,
Term Loan
567,503
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
451,069
Level 3 Financing, Inc., Term Loan
475,000
3.395%,  (LIBOR 1M +
1.750%), 3/1/2027
b
473,931
MoneyGram International, Inc., Term
Loan
268,703
7.645%,  (LIBOR 1M + 6.000%),
6/30/2023
b
253,924
Tronox Finance, LLC, Term Loan
510,145
4.519%,  (LIBOR 1M +
2.750%), 9/22/2024
b
510,064
Total 4,316,843
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
374,062
5.145%,  (LIBOR 1M +
3.500%), 8/21/2026
b
375,114
Prime Security Services Borrower,
LLC, Term Loan
1,197,000
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,197,000
Rackspace Hosting, Inc., Term Loan
1,000,740
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
960,530
SS&C Technologies Holdings Europe
SARL, Term Loan
111,910
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
111,886
SS&C Technologies, Inc., Term Loan
175,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
174,963
120,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
119,975
Principal
Amount Bank Loans (1.5%)
a
Value
Technology (0.1%) - continued
$ 230,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
$ 229,766
156,831
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
156,798
148,105
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
147,954
Total 3,473,986
Utilities (<0.1%)
Core and Main, LP, Term Loan
307,913
4.572%,  (LIBOR 1M +
2.750%), 8/1/2024
b
307,047
EnergySolutions , LLC, Term Loan
241,325
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
230,265
Total 537,312
Total Bank Loans
(cost $42,365,140) 41,574,685
Shares
Registered Investment Companies
( 43.0% ) Value
Unaffiliated  (1.2%)
4,315 Consumer Discretionary Select
Sector SPDR Fund 540,756
6,667 Health Care Select Sector SPDR
Fund 660,966
30,500 Invesco Senior Loan ETF 689,605
70,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
9,176,300
2,648 iShares Russell 2000 Index Fund
g
425,083
5,153 iShares Russell 2000 Value Index
Fund 627,842
7,805 Materials Select Sector SPDR Fund
g
449,802
2,530 ProShares Ultra S&P 500
g
379,955
10,300 SPDR Bloomberg Barclays High Yield
Bond ETF 1,123,112
34,568 SPDR S&P 500 ETF Trust 11,121,563
11,643 SPDR S&P Biotech ETF
g
1,037,624
28,645 SPDR S&P Metals & Mining ETF 712,974
12,323 VanEck Vectors Oil Services ETF 134,321
70,000 Vanguard Short-Term Corporate
Bond ETF 5,723,900
Total 32,803,803
Affiliated  (41.8%)
5,747,010 Thrivent Core Emerging Markets
Debt Fund 58,217,212
2,369,413 Thrivent Core International Equity
Fund 22,604,204
9,249,734 Thrivent Core Low Volatility Equity
Fund 112,661,755
2,271,188 Thrivent Global Stock Fund, Class S 55,507,835
8,448,708 Thrivent High Yield Fund, Class S 40,300,335
13,091,041 Thrivent Income Fund, Class S 126,983,096
13,184,695 Thrivent International Allocation
Fund, Class S 134,220,198
14,466,170 Thrivent Large Cap Growth Fund,
Class S 196,161,267
8,926,945 Thrivent Large Cap Value Fund,
Class S 203,712,881
5,354,974 Thrivent Limited Maturity Bond Fund,
Class S 67,312,022
4,250,886 Thrivent Mid Cap Stock Fund, Class S 116,134,203

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(43.0%) Value
Affiliated  (41.8%)- continued
1,285,073 Thrivent Small Cap Stock Fund,
Class S $ 29,659,482
Total 1,163,474,490
Total Registered Investment
Companies (cost $916,735,410) 1,196,278,293
Principal
Amount Long-Term Fixed Income ( 30.6% ) Value
Asset-Backed Securities (1.0%)
Access Group, Inc.
64,900
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
63,636
Aimco
800,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,h
800,812
Ares CLO, Ltd.
1,000,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
996,947
Benefit Street Partners CLO IV, Ltd.
1,300,000
3.069%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,h
1,301,642
800,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
800,577
Betony CLO, Ltd.
940,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,h
939,999
Buttermilk Park CLO, Ltd.
1,750,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,740,380
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,141,683
Carvana Auto Receivables Trust
250,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
h
251,062
Colony American Finance Trust
1,285,602
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
1,320,457
Commonbond Student Loan Trust
134,220
2.161%,  (LIBOR 1M + 0.500%),
2/25/2044, Ser. 2018-AGS,
Class A2
b,h
131,642
CoreVest American Finance Trust
1,496,475
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,528,482
Deephaven Residential Mortgage
Trust
698,113
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,h
707,301
Dryden Senior Loan Fund
950,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
946,091
Principal
Amount Long-Term Fixed Income (30.6%) Value
Asset-Backed Securities (1.0%) - continued
Earnest Student Loan Program, LLC
$ 211,741
3.020%,  5/25/2034, Ser.
2016-B, Class A2
h
$ 213,033
Edlinc Student Loan Funding Trust
4,385
4.720%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,h
4,387
Galaxy XX CLO, Ltd.
650,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
645,070
Golub Capital Partners, Ltd.
890,000
2.969%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,h
890,408
769,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
767,692
Harley Marine Financing, LLC
2,195,899
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,965,330
Home Partners of America Trust
1,477,842
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
1,509,012
1,467,309
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
1,469,209
Madison Park Funding XIV, Ltd.
600,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
598,151
Magnetite XII, Ltd.
650,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,h
649,680
Mountain View CLO, Ltd.
475,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,h
471,829
National Collegiate Trust
486,858
1.956%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
471,071
Neuberger Berman CLO XIV, Ltd.
1,000,000
2.904%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e,h
1,000,000
850,000
3.045%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,h
850,432
Neuberger Berman CLO, Ltd.
180,000
2.982%,  (LIBOR 3M +
1.180%), 4/22/2029, Ser.
2014-17A, Class AR
b,h
180,052
Octagon Investment Partners XVI,
Ltd.
200,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
198,355
OZLM VIII, Ltd.
210,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,h
210,104

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Asset-Backed Securities (1.0%) - continued
Palmer Square Loan Funding, Ltd.
$ 550,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
$ 550,397
PPM CLO 3, Ltd.
500,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,h
500,600
Shackleton CLO, Ltd.
450,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,h
448,550
SLM Student Loan Trust
159,598
2.061%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
153,953
SoFi Professional Loan Program, LLC
76,819
2.420%,  3/25/2030, Ser.
2015-A, Class A2
h
76,826
TCW GEM II, Ltd.
900,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,h
900,136
Voya CLO, Ltd.
500,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,h
499,996
Total 27,894,984
Basic Materials (0.3%)
Anglo American Capital plc
300,000 4.875%,  5/14/2025
h
334,741
Chemours Company
300,000 6.625%,  5/15/2023 295,329
Cleveland-Cliffs, Inc.
220,000 5.750%,  3/1/2025 213,400
Dow Chemical Company
325,000 4.800%,  11/30/2028 376,937
DowDuPont , Inc.
600,000 4.493%,  11/15/2025 670,339
First Quantum Minerals, Ltd.
560,000 7.500%,  4/1/2025
h
551,600
Glencore Funding, LLC
152,000 4.125%,  5/30/2023
h
159,897
200,000 4.000%,  3/27/2027
h
211,990
International Paper Company
390,000 4.350%,  8/15/2048 429,478
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 172,337
460,000 4.500%,  7/15/2027 489,486
Krayton Polymers, LLC
270,000 7.000%,  4/15/2025
h
274,725
Norbord, Inc.
320,000 5.750%,  7/15/2027
h
336,000
Novelis Corporation
495,000 5.875%,  9/30/2026
h
524,700
100,000 4.750%,  1/30/2030
h
100,187
Olin Corporation
360,000 5.125%,  9/15/2027 375,185
Peabody Securities Finance
Corporation
465,000 6.375%,  3/31/2025
h
385,950
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 160,358
Principal
Amount Long-Term Fixed Income (30.6%) Value
Basic Materials (0.3%) - continued
Syngenta Finance NV
$ 475,000 3.933%,  4/23/2021
h
$ 484,918
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 695,796
Tronox Finance plc
310,000 5.750%,  10/1/2025
h
306,125
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 266,063
132,000 6.875%,  11/21/2036 173,581
WestRock Company
245,000 3.750%,  3/15/2025 262,603
Total 8,251,725
Capital Goods (0.5%)
AECOM
540,000 5.125%,  3/15/2027 576,342
Amsted Industries, Inc.
390,000 5.625%,  7/1/2027
h
414,591
Ardagh Packaging Finance plc
480,000 6.000%,  2/15/2025
h
501,600
Boeing Company
375,000 3.850%,  11/1/2048 402,838
Bombardier, Inc.
650,000 7.500%,  3/15/2025
h
624,000
Building Materials Corporation of
America
460,000 6.000%,  10/15/2025
h
480,125
Cemex SAB de CV
510,000 5.450%,  11/19/2029
h
543,787
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 255,165
CNH Industrial Capital, LLC
336,000 4.875%,  4/1/2021 345,260
CNH Industrial NV
210,000 3.850%,  11/15/2027 222,542
Covanta Holding Corporation
270,000 6.000%,  1/1/2027 280,800
Crown Cork & Seal Company, Inc.
450,000 7.375%,  12/15/2026 532,125
H&E Equipment Services, Inc.
345,000 5.625%,  9/1/2025 359,663
Ingersoll-Rand Luxembourg Finance
SA
625,000 3.500%,  3/21/2026 670,286
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024
h
544,963
Lockheed Martin Corporation
312,000 3.600%,  3/1/2035 355,346
304,000 4.500%,  5/15/2036 376,934
78,000 6.150%,  9/1/2036 110,999
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 619,566
Owens-Brockway Glass Container,
Inc.
675,000 5.000%,  1/15/2022
h
698,625
Republic Services, Inc.
235,000 2.900%,  7/1/2026 246,659
Reynolds Group Issuer, Inc.
570,000 5.125%,  7/15/2023
h
583,538
Rockwell Collins, Inc.
580,000 2.800%,  3/15/2022 592,502
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 137,907
192,000 4.200%,  9/15/2028 217,162

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Capital Goods (0.5%) - continued
Siemens Financieringsmaatschappij
NV
$ 386,000 4.200%,  3/16/2047
h
$ 480,005
Textron, Inc.
510,000 3.375%,  3/1/2028 536,720
TransDigm , Inc.
470,000 5.500%,  11/15/2027
h
472,891
United Rentals North America, Inc.
435,000 5.500%,  7/15/2025 450,095
110,000 4.625%,  10/15/2025 112,406
200,000 5.875%,  9/15/2026 212,750
United Technologies Corporation
700,000 4.450%,  11/16/2038 862,650
400,000 3.750%,  11/1/2046 457,770
390,000 4.050%,  5/4/2047 468,183
Total 14,746,795
Collateralized Mortgage Obligations (1.1%)
Ajax Mortgage Loan Trust
986,205
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,h
1,011,509
Alternative Loan Trust
166,468
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 138,529
Angel Oak Mortgage Trust I, LLC
74,942
3.500%,  7/25/2046, Ser.
2016-1, Class A1
h
75,700
1,417,965
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,h
1,434,834
Bellemeade Re, Ltd.
322,526
3.261%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
323,263
715,508
2.761%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,h
716,065
BRAVO Residential Funding Trust
651,382
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
661,394
700,085
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,h
704,283
CHL Mortgage Pass-Through Trust
2,333,462
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,945,939
CIM Trust
1,452,296
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
1,527,096
Citicorp Mortgage Securities, Inc.
938,598
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 927,706
Citigroup Mortgage Loan Trust, Inc.
209,367
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 215,106
COLT Funding, LLC
202,716
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,h
203,483
Countrywide Alternative Loan Trust
197,770
3.279%,  10/25/2035, Ser.
2005-43, Class 4A1
b
192,962
328,327
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 262,085
129,017
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 131,236
704,426
7.000%,  10/25/2037, Ser.
2007-24, Class A10 416,728
Principal
Amount Long-Term Fixed Income (30.6%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Countrywide Home Loans, Inc.
$ 245,215
5.750%,  4/25/2037, Ser.
2007-3, Class A27 $ 197,940
Credit Suisse Mortgage Capital
Certificates
1,100,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,j
1,100,255
Credit Suisse Mortgage Trust
1,259,215
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
1,318,308
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
130,629
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 118,211
Ellington Financial Mortgage Trust
624,078
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,h
634,313
Federal Home Loan Mortgage
Corporation - REMIC
636,294
4.000%,  7/15/2031, Ser.
4104, Class KI
i
43,689
519,787
3.000%,  2/15/2033, Ser.
4170, Class IG
i
52,965
1,512,971
3.000%,  3/15/2033, Ser.
4180, Class PI
i
160,431
984,637
3.000%,  7/15/2046, Ser.
4750, Class PA 1,010,070
Federal National Mortgage
Association - REMIC
2,443,862
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
171,864
FWD Securitization Trust
2,228,263
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
2,255,147
Galton Funding Mortgage Trust
2017-1
747,032
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,h
762,781
GCAT Trust
163,975
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
h,j
165,095
GS Mortgage-Backed Securities Trust
1,223,159
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
1,221,813
MASTR Alternative Loans Trust
382,609
2.111%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
121,281
Merrill Lynch Alternative Note Asset
Trust
190,204
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 138,805
Preston Ridge Partners Mortgage
Trust, LLC
678,387
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,j
684,275
Pretium Mortgage Credit Partners,
LLC
339,747
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
h,j
340,400
RCO Mortgage, LLC
497,250
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
498,135

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 1,009,712
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,h
$ 1,034,620
Residential Accredit Loans, Inc. Trust
370,890
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 375,275
Silver Hill Trust
590,779
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
597,226
Toorak Mortgage Corporation
400,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,j
404,929
3,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,015,969
Verus Securitization Trust
194,907
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,h
195,236
258,471
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,h
257,973
238,697
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,h
241,111
153,504
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,h
154,907
307,014
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
309,810
1,084,844
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,h
1,091,379
WaMu Mortgage Pass Through
Certificates
50,661
3.710%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
49,186
194,481
3.693%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
192,140
Total 29,803,457
Commercial Mortgage-Backed Securities (0.4%)
Citigroup Commercial Mortgage Trust
1,250,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 1,339,243
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
821,495
3.000%,  3/15/2045, Ser.
4741, Class GA 843,087
Federal National Mortgage
Association
4,326,622 4.500%,  5/1/2048 4,581,402
Federal National Mortgage
Association - ACES
2,225,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
2,542,944
GS Mortgage Securities Trust
1,200,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,287,355
UBS Commercial Mortgage Trust
950,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,001,306
Total 11,595,337
Communications Services (1.0%)
AMC Networks, Inc.
280,000 5.000%,  4/1/2024 285,600
American Tower Corporation
275,000 2.900%,  1/15/2030 279,552
Principal
Amount Long-Term Fixed Income (30.6%) Value
Communications Services (1.0%) - continued
AT&T, Inc.
$ 725,000 4.350%,  3/1/2029 $ 818,583
235,000 4.300%,  2/15/2030 265,888
315,000 5.250%,  3/1/2037 386,224
300,000 4.900%,  8/15/2037 357,220
228,000 6.350%,  3/15/2040 311,237
285,000 5.550%,  8/15/2041 363,305
540,000 5.450%,  3/1/2047 684,114
British Sky Broadcasting Group plc
315,000 3.125%,  11/26/2022
h
326,184
British Telecommunications plc
625,000 4.500%,  12/4/2023 681,281
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
h
287,375
260,000 5.125%,  5/1/2027
h
271,700
650,000 4.750%,  3/1/2030
h
668,281
CCOH Safari, LLC
200,000 5.750%,  2/15/2026
h
209,868
Charter Communications Operating,
LLC
129,000 6.834%,  10/23/2055 171,178
300,000 4.500%,  2/1/2024 325,913
430,000 4.200%,  3/15/2028 463,987
1,075,000 6.484%,  10/23/2045 1,394,604
Clear Channel Worldwide Holdings,
Inc.
350,000 5.125%,  8/15/2027
h
360,500
Comcast Corporation
575,000 4.950%,  10/15/2058 781,846
370,000 4.049%,  11/1/2052 433,629
250,000 2.750%,  3/1/2023 257,861
355,000 3.950%,  10/15/2025 392,622
575,000 4.250%,  10/15/2030 674,664
130,000 4.400%,  8/15/2035 158,214
410,000 4.750%,  3/1/2044 521,484
250,000 4.600%,  8/15/2045 311,209
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
445,602
156,000 4.600%,  8/15/2047
h
182,577
Crown Castle International
Corporation
234,000 5.250%,  1/15/2023 255,977
312,000 3.200%,  9/1/2024 327,583
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
h
94,293
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 443,066
Embarq Corporation
270,000 7.995%,  6/1/2036 300,091
Frontier Communications
Corporation
430,000 8.000%,  4/1/2027
h
448,834
Gray Television, Inc.
295,000 5.875%,  7/15/2026
h
308,644
iHeartCommunications , Inc.
390,000 4.750%,  1/15/2028
h
397,515
Lamar Media Corporation
200,000 3.750%,  2/15/2028
e,h
201,336
Level 3 Financing, Inc.
205,000 5.375%,  5/1/2025 211,663
690,000 4.625%,  9/15/2027
h
708,989
Neptune Finco Corporation
499,000 10.875%,  10/15/2025
h
552,742
Netflix, Inc.
590,000 4.875%,  4/15/2028 631,300

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Communications Services (1.0%) - continued
Nexstar Escrow Corporation
$ 201,000 5.625%,  8/1/2024
h
$ 209,040
340,000 5.625%,  7/15/2027
h
358,292
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 168,847
Sirius XM Radio, Inc.
540,000 5.000%,  8/1/2027
h
567,000
Sprint Communications, Inc.
390,000 6.000%,  11/15/2022 402,675
Sprint Corporation
665,000 7.625%,  2/15/2025 692,258
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 514,940
Telesat Canada / Telesat , LLC
480,000 4.875%,  6/1/2027
h
493,128
Time Warner Entertainment
Company, LP
379,000 8.375%,  3/15/2023 448,717
T-Mobile USA, Inc.
820,000 4.500%,  2/1/2026 843,313
VeriSign, Inc.
350,000 4.750%,  7/15/2027 369,250
Verizon Communications, Inc.
298,000 3.376%,  2/15/2025 318,688
170,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
174,984
1,192,000 4.272%,  1/15/2036 1,400,147
Viacom, Inc.
160,000 4.250%,  9/1/2023 172,315
228,000 5.850%,  9/1/2043 297,346
Virgin Media Secured Finance plc
410,000 5.500%,  8/15/2026
h
429,996
Vodafone Group plc
400,000 4.875%,  6/19/2049 479,539
Walt Disney Company
720,000 6.400%,  12/15/2035 1,061,688
Windstream Services, LLC
190,000 8.625%,  10/31/2025
f,g,h
185,250
Ziggo BV
640,000 5.500%,  1/15/2027
h
678,400
Total 28,220,148
Consumer Cyclical (0.7%)
1011778 B.C., ULC
550,000 4.375%,  1/15/2028
h
551,320
Allison Transmission, Inc.
550,000 5.000%,  10/1/2024
h
560,323
Amazon.com, Inc.
390,000 3.875%,  8/22/2037 457,898
234,000 4.050%,  8/22/2047 288,851
American Honda Finance
Corporation
45,000 2.000%,  2/14/2020 45,002
400,000 2.150%,  9/10/2024 405,751
Brookfield Property REIT, Inc.
260,000 5.750%,  5/15/2026
h
271,292
Brookfield Residential Properties,
Inc.
560,000 6.250%,  9/15/2027
h
599,200
Cinemark USA, Inc.
575,000 4.875%,  6/1/2023 582,187
D.R. Horton, Inc.
365,000 2.550%,  12/1/2020 367,105
Principal
Amount Long-Term Fixed Income (30.6%) Value
Consumer Cyclical (0.7%) - continued
Daimler Finance North America, LLC
$ 175,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,h
$ 175,666
Ford Motor Credit Company, LLC
114,000 3.200%,  1/15/2021 114,949
650,000 5.596%,  1/7/2022 685,959
115,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
114,526
600,000 2.979%,  8/3/2022 603,780
General Motors Company
560,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
562,713
General Motors Financial Company,
Inc.
152,000 4.200%,  3/1/2021 155,338
210,000
2.728%,  (LIBOR 3M +
0.850%), 4/9/2021
b
210,998
400,000 3.150%,  6/30/2022 409,327
152,000 3.950%,  4/13/2024 160,354
360,000 4.300%,  7/13/2025 386,441
Hanesbrands, Inc.
400,000 4.875%,  5/15/2026
h
421,500
Hilton Domestic Operating Company,
Inc.
530,000 4.875%,  1/15/2030 560,475
Home Depot, Inc.
375,000 5.400%,  9/15/2040 514,843
228,000 4.250%,  4/1/2046 275,851
965,000 3.900%,  6/15/2047 1,122,664
Hyundai Capital America
550,000 3.000%,  6/20/2022
h
560,530
L Brands, Inc.
150,000 6.694%,  1/15/2027 155,250
Landry's, Inc.
220,000 6.750%,  10/15/2024
h
226,094
Lear Corporation
294,000 5.250%,  1/15/2025 302,519
Lennar Corporation
350,000 4.125%,  1/15/2022 359,187
620,000 4.875%,  12/15/2023 664,950
200,000 4.500%,  4/30/2024 213,500
Live Nation Entertainment, Inc.
250,000 5.625%,  3/15/2026
h
266,250
325,000 4.750%,  10/15/2027
h
334,360
Macy's Retail Holdings, Inc.
330,000 2.875%,  2/15/2023 330,619
Mastercard , Inc.
275,000 3.950%,  2/26/2048 332,526
Mattamy Group Corporation
460,000 5.250%,  12/15/2027
h
481,850
McDonald's Corporation
125,000 2.750%,  12/9/2020 125,958
470,000 4.450%,  3/1/2047 560,582
MGM Resorts International
540,000 6.000%,  3/15/2023 592,488
Prime Security Services Borrower,
LLC
550,000 5.750%,  4/15/2026
h
580,250
Ryman Hospitality Properties, Inc.
290,000 4.750%,  10/15/2027
h
301,600
Scientific Games International, Inc.
270,000 5.000%,  10/15/2025
h
277,684
90,000 7.000%,  5/15/2028
h
94,894
ServiceMaster Company, LLC
550,000 5.125%,  11/15/2024
h
568,408

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Consumer Cyclical (0.7%) - continued
Six Flags Entertainment Corporation
$ 270,000 4.875%,  7/31/2024
h
$ 276,412
280,000 5.500%,  4/15/2027
h
290,864
Staples, Inc.
290,000 7.500%,  4/15/2026
h
297,076
Viking Cruises, Ltd.
380,000 5.875%,  9/15/2027
h
389,519
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
h
782,492
Walmart, Inc.
425,000 3.250%,  7/8/2029 465,579
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
h
149,310
Total 20,585,064
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 147,657
643,000 4.750%,  11/30/2036 824,833
AbbVie, Inc.
390,000 3.600%,  5/14/2025 416,773
325,000 2.950%,  11/21/2026
h
335,715
175,000 4.700%,  5/14/2045 200,838
750,000 4.875%,  11/14/2048 883,747
Albertson's Companies, LLC
560,000 7.500%,  3/15/2026
h
620,200
Allergan, Inc.
400,000 2.800%,  3/15/2023 407,132
Altria Group, Inc.
400,000 4.400%,  2/14/2026 441,903
600,000 5.800%,  2/14/2039 729,592
Amgen, Inc.
266,000 2.200%,  5/11/2020 266,257
150,000 3.125%,  5/1/2025 158,138
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 869,414
608,000 4.700%,  2/1/2036 731,943
Anheuser-Busch InBev Worldwide,
Inc.
950,000 4.750%,  4/15/2058 1,174,654
495,000 4.375%,  4/15/2038 573,434
195,000 4.600%,  4/15/2048 235,570
Anthem, Inc.
390,000 4.625%,  5/15/2042 451,250
B&G Foods, Inc.
410,000 5.250%,  9/15/2027 408,975
BAT Capital Corporation
234,000 3.222%,  8/15/2024 243,307
312,000 4.540%,  8/15/2047 323,201
Bausch Health Companies, Inc.
250,000 7.000%,  1/15/2028
h
270,785
70,000 5.000%,  1/30/2028
h
70,875
70,000 5.250%,  1/30/2030
h
71,313
Baxalta , Inc.
201,000 4.000%,  6/23/2025 219,106
Becton, Dickinson and Company
341,000 3.734%,  12/15/2024 366,286
650,000 3.700%,  6/6/2027 706,455
234,000 4.669%,  6/6/2047 293,585
Boston Scientific Corporation
228,000 7.375%,  1/15/2040 359,811
Bristol-Myers Squibb Company
330,000 2.875%,  8/15/2020
h
331,950
Principal
Amount Long-Term Fixed Income (30.6%) Value
Consumer Non-Cyclical (1.3%) - continued
Bunge, Ltd. Finance Corporation
$ 114,000 3.500%,  11/24/2020 $ 115,479
Cargill, Inc.
400,000 3.250%,  5/23/2029
h
435,479
Centene Corporation
550,000 4.750%,  1/15/2025 568,332
90,000 4.250%,  12/15/2027
h
94,050
210,000 4.625%,  12/15/2029
h
226,023
Cigna Corporation
90,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
91,099
490,000 4.125%,  11/15/2025 538,806
285,000 3.050%,  10/15/2027
g
295,563
605,000 4.800%,  8/15/2038 725,038
Clorox Company
505,000 3.100%,  10/1/2027 539,768
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 414,509
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 388,620
CVS Health Corporation
180,000 3.700%,  3/9/2023 188,811
75,000 4.000%,  12/5/2023 80,118
465,000 4.100%,  3/25/2025 505,879
935,000 4.875%,  7/20/2035 1,118,100
Encompass Health Corporation
350,000 4.500%,  2/1/2028 360,514
Energizer Holdings, Inc.
540,000 5.500%,  6/15/2025
h
557,550
Express Scripts Holding Company
690,000 4.800%,  7/15/2046 809,301
HCA, Inc.
780,000 5.375%,  2/1/2025 871,728
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
419,167
JBS USA, LLC
55,000 5.750%,  6/15/2025
h
56,953
570,000 5.500%,  1/15/2030
h
615,600
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 452,525
Kraft Heinz Foods Company
650,000 3.375%,  6/15/2021 664,224
600,000 4.875%,  10/1/2049
h
659,264
Kroger Company
200,000 2.800%,  8/1/2022 205,082
Medtronic, Inc.
848,000 4.375%,  3/15/2035 1,050,440
23,000 4.625%,  3/15/2045 30,241
Merck & Company, Inc.
70,000 3.700%,  2/10/2045 80,784
Mylan, Inc.
65,000 3.125%,  1/15/2023
h
66,641
Nestle Holdings, Inc.
375,000 3.900%,  9/24/2038
h
445,020
Par Pharmaceutical, Inc.
270,000 7.500%,  4/1/2027
h
274,725
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
h
371,245
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 576,821
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
278,167
Scotts Miracle- Gro Company
300,000 4.500%,  10/15/2029
h
310,125

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Consumer Non-Cyclical (1.3%) - continued
Shire Acquisitions Investments
Ireland Designated Activity
Company
$ 462,000 2.400%,  9/23/2021 $ 466,127
Simmons Foods, Inc.
305,000 5.750%,  11/1/2024
h
308,050
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
h
274,460
Spectrum Brands, Inc.
520,000 5.750%,  7/15/2025 540,150
Teleflex, Inc.
570,000 4.625%,  11/15/2027 599,925
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 143,500
400,000 5.125%,  11/1/2027
h
421,000
Teva Pharmaceutical Finance
Netherlands III BV
300,000 2.800%,  7/21/2023 278,949
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 168,860
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 444,301
1,010,000 4.625%,  7/15/2035 1,251,011
VRX Escrow Corporation
1,085,000 6.125%,  4/15/2025
h
1,116,053
Zimmer Biomet Holdings, Inc.
325,000 3.550%,  4/1/2025 346,941
Zoetis, Inc.
509,000 4.700%,  2/1/2043 640,451
Total 35,616,268
Energy (1.0%)
Antero Resources Corporation
250,000 5.125%,  12/1/2022 215,625
Archrock Partners, LP
290,000 6.250%,  4/1/2028
h
298,337
BP Capital Markets America, Inc.
85,000 3.119%,  5/4/2026 90,011
BP Capital Markets plc
233,000 3.535%,  11/4/2024 251,021
588,000 3.279%,  9/19/2027 627,605
Buckeye Partners, LP
335,000 3.950%,  12/1/2026 332,410
125,000 4.125%,  12/1/2027 123,375
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 220,388
Canadian Oil Sands, Ltd.
210,000 9.400%,  9/1/2021
h
231,375
Cenovus Energy, Inc.
575,000 5.400%,  6/15/2047 655,168
Cheniere Corpus Christi Holdings,
LLC
500,000 7.000%,  6/30/2024 579,005
430,000 5.875%,  3/31/2025 488,394
Cheniere Energy Partners, LP
595,000 5.625%,  10/1/2026 623,264
Chesapeake Energy Corporation
161,000 11.500%,  1/1/2025
h
129,557
ConocoPhillips
390,000 6.500%,  2/1/2039 578,185
Continental Resources, Inc.
250,000 4.500%,  4/15/2023 263,950
550,000 4.375%,  1/15/2028 580,084
Diamondback Energy, Inc.
750,000 3.500%,  12/1/2029 758,475
Principal
Amount Long-Term Fixed Income (30.6%) Value
Energy (1.0%) - continued
El Paso Pipeline Partners Operating
Company, LLC
$ 230,000 4.300%,  5/1/2024 $ 248,445
Enagas SA
820,000 5.500%,  1/15/2028
h
820,000
Enbridge, Inc.
300,000 2.900%,  7/15/2022 307,044
Energy Transfer Operating, LP
125,000 4.200%,  9/15/2023 132,759
570,000 6.000%,  6/15/2048 657,925
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 236,006
175,000 5.150%,  2/1/2043 179,574
EnLink Midstream Partners, LP
350,000 4.850%,  7/15/2026 320,250
Enterprise Products Operating, LLC
30,000 5.100%,  2/15/2045 35,963
Hess Corporation
710,000 3.500%,  7/15/2024 740,436
Kinder Morgan Energy Partners, LP
380,000 6.500%,  9/1/2039 490,447
Kinder Morgan, Inc.
440,000 6.500%,  9/15/2020 452,232
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 246,952
Marathon Oil Corporation
305,000 6.600%,  10/1/2037 392,443
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 511,920
87,000 6.500%,  3/1/2041 116,595
MPLX, LP
700,000 4.875%,  12/1/2024 770,719
468,000 4.875%,  6/1/2025 518,840
Murphy Oil Corporation
390,000 5.875%,  12/1/2027 399,750
Nabors Industries, Inc.
275,000 5.750%,  2/1/2025 225,500
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
100,125
Newfield Exploration Company
500,000 5.625%,  7/1/2024 551,956
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 656,101
Occidental Petroleum Corporation
371,000 4.850%,  3/15/2021 382,056
Parsley Energy, LLC
420,000 5.625%,  10/15/2027
h
444,990
Petrobras Global Finance BV
356,000 5.093%,  1/15/2030
h
390,657
Petroleos Mexicanos
525,000 6.875%,  8/4/2026 592,200
Pioneer Natural Resources Company
150,000 4.450%,  1/15/2026 166,738
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 434,309
575,000 3.550%,  12/15/2029 573,175
Regency Energy Partners, LP
304,000 5.875%,  3/1/2022 323,630
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 247,050
270,000 5.625%,  4/15/2023 295,402
320,000 5.750%,  5/15/2024 360,402
Schlumberger Holdings Corporation
365,000 4.000%,  12/21/2025
h
400,805

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Energy (1.0%) - continued
Southwestern Energy Company
$ 545,000 7.500%,  4/1/2026
g
$ 454,911
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 224,369
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 262,175
Sunoco, LP
305,000 5.500%,  2/15/2026 313,772
290,000 5.875%,  3/15/2028 308,516
Targa Resources Partners, LP
410,000 5.375%,  2/1/2027 425,375
Transocean Guardian, Ltd.
459,256 5.875%,  1/15/2024
h
469,015
Viper Energy Partners, LP
390,000 5.375%,  11/1/2027
h
406,575
W&T Offshore, Inc.
465,000 9.750%,  11/1/2023
h
440,262
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 321,094
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 557,246
Williams Partners, LP
190,000 4.000%,  11/15/2021 195,795
115,000 3.600%,  3/15/2022 118,437
195,000 4.500%,  11/15/2023 210,973
320,000 6.300%,  4/15/2040 398,851
Woodside Finance, Ltd.
420,000 3.650%,  3/5/2025
h
443,891
165,000 3.700%,  3/15/2028
h
174,873
WPX Energy, Inc.
390,000 5.750%,  6/1/2026 408,525
220,000 4.500%,  1/15/2030 221,368
Total 27,125,648
Financials (2.4%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
h
331,630
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 285,877
AerCap Ireland Capital, Ltd.
152,000 4.625%,  10/30/2020 154,924
152,000 4.625%,  7/1/2022 160,912
275,000 3.500%,  1/15/2025 288,550
425,000 3.875%,  1/23/2028 449,982
Aircastle , Ltd.
650,000 5.000%,  4/1/2023 703,905
Ally Financial, Inc.
600,000 5.750%,  11/20/2025 682,026
American International Group, Inc.
228,000 4.125%,  2/15/2024 247,171
475,000 3.750%,  7/10/2025 514,957
450,000 3.900%,  4/1/2026 492,564
Australia and New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
304,435
AvalonBay Communities, Inc.
175,000 3.500%,  11/15/2025 189,741
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
h
506,081
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
357,630
Banco Santander SA
600,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
605,117
Principal
Amount Long-Term Fixed Income (30.6%) Value
Financials (2.4%) - continued
Bank of America Corporation
$ 300,000 3.499%,  5/17/2022
b
$ 306,587
285,000 3.300%,  1/11/2023 297,584
320,000 2.881%,  4/24/2023
b
326,867
312,000 4.000%,  4/1/2024 338,202
500,000 4.200%,  8/26/2024 543,760
500,000 4.000%,  1/22/2025 541,006
600,000 3.458%,  3/15/2025
b
634,995
420,000 3.093%,  10/1/2025
b
439,768
325,000 3.824%,  1/20/2028
b
356,568
231,000 5.875%,  2/7/2042 337,117
Bank of Montreal
310,000
2.308%,  (LIBOR 3M +
0.460%), 4/13/2021
b
311,232
Bank of Nova Scotia
615,000
2.259%,  (LIBOR 3M +
0.440%), 4/20/2021
b
617,340
225,000 2.700%,  3/7/2022 230,468
Barclays Bank plc
78,000 10.179%,  6/12/2021
h
86,347
Barclays plc
555,000 3.250%,  1/12/2021 561,516
600,000 4.610%,  2/15/2023
b
628,691
315,000 3.650%,  3/16/2025 333,920
Boston Properties, LP
450,000 4.500%,  12/1/2028 524,449
BPCE SA
588,000 3.500%,  10/23/2027
h
624,544
Camden Property Trust
500,000 3.150%,  7/1/2029 537,107
Capital One Financial Corporation
304,000 3.050%,  3/9/2022 311,315
500,000 4.200%,  10/29/2025 546,621
Capital One NA
475,000 2.150%,  9/6/2022 478,648
Cascades USA, Inc.
280,000 5.125%,  1/15/2026
h
289,100
CIT Group, Inc.
580,000 5.000%,  8/15/2022 616,250
Citigroup, Inc.
360,000 2.750%,  4/25/2022 366,604
188,000 4.050%,  7/30/2022 197,544
265,000 3.142%,  1/24/2023
b
271,048
655,000 4.400%,  6/10/2025 722,358
304,000 3.200%,  10/21/2026 321,669
768,000 3.668%,  7/24/2028
b
836,155
228,000 4.125%,  7/25/2028 253,335
425,000 3.520%,  10/27/2028
b
457,464
180,000 3.878%,  1/24/2039
b
205,905
324,000 4.650%,  7/23/2048 423,004
CNA Financial Corporation
225,000 3.900%,  5/1/2029 250,008
Comerica, Inc.
130,000 3.700%,  7/31/2023 138,125
Commerzbank AG
390,000 8.125%,  9/19/2023
h
458,457
Commonwealth Bank of Australia
228,000 2.250%,  3/10/2020
h
228,125
Compass Bank
425,000 3.500%,  6/11/2021 433,897
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 453,770
686,000 4.625%,  12/1/2023 746,961

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Financials (2.4%) - continued
Credit Agricole SA
$ 500,000 3.375%,  1/10/2022
h
$ 513,599
525,000 3.250%,  1/14/2030
h
541,766
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
396,812
350,000 3.869%,  1/12/2029
b,h
381,486
Credit Suisse Group Funding
(Guernsey), Ltd.
375,000 3.125%,  12/10/2020 378,999
Credit Suisse Group Funding, Ltd.
304,000 3.750%,  3/26/2025 326,401
Danske Bank AS
375,000 3.244%,  12/20/2025
b,h
387,753
Deutsche Bank AG
468,000 3.375%,  5/12/2021 474,661
190,000 4.250%,  10/14/2021 195,691
450,000 3.961%,  11/26/2025
b
470,466
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 103,812
Discover Bank
275,000 2.450%,  9/12/2024 278,175
480,000 4.682%,  8/9/2028
b
507,984
Duke Realty, LP
210,000 4.375%,  6/15/2022 220,739
300,000 2.875%,  11/15/2029 308,712
ERP Operating, LP
75,000 3.375%,  6/1/2025 80,315
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 543,679
Fifth Third Bancorp
260,000 2.600%,  6/15/2022 264,676
Five Corners Funding Trust
865,000 4.419%,  11/15/2023
h
946,015
GE Capital International Funding
Company
1,985,000 4.418%,  11/15/2035 2,235,898
Goldman Sachs Group, Inc.
350,000 5.375%,  3/15/2020 351,442
550,000 5.375%,  5/10/2020
b,k
554,097
540,000 2.876%,  10/31/2022
b
549,617
312,000 2.908%,  6/5/2023
b
318,902
250,000 3.625%,  2/20/2024 265,759
550,000 3.691%,  6/5/2028
b
597,184
395,000 4.750%,  10/21/2045 504,256
HCP, Inc.
140,000 3.400%,  2/1/2025 148,302
HSBC Holdings plc
300,000 6.875%,  6/1/2021
b,k
314,499
250,000 2.650%,  1/5/2022 253,877
725,000 3.803%,  3/11/2025
b
770,369
275,000 3.900%,  5/25/2026 298,974
HSBC USA, Inc.
95,000 2.350%,  3/5/2020 95,055
Icahn Enterprises, LP
205,000 6.750%,  2/1/2024 212,687
325,000 6.375%,  12/15/2025 339,219
ING Groep NV
245,000 3.150%,  3/29/2022 251,617
525,000 4.100%,  10/2/2023 563,395
International Lease Finance
Corporation
150,000 5.875%,  8/15/2022 164,346
Iron Mountain, Inc.
310,000 6.000%,  8/15/2023 316,587
Principal
Amount Long-Term Fixed Income (30.6%) Value
Financials (2.4%) - continued
J.P. Morgan Chase & Company
$ 310,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
$ 310,619
180,000 2.295%,  8/15/2021 180,442
385,000 2.700%,  5/18/2023 395,415
165,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
168,234
280,000 3.625%,  5/13/2024 300,015
500,000 3.875%,  9/10/2024 540,312
550,000 3.125%,  1/23/2025 580,671
800,000 3.900%,  7/15/2025 877,012
250,000 3.300%,  4/1/2026 267,097
575,000 4.203%,  7/23/2029
b
653,005
470,000 3.882%,  7/24/2038
b
537,055
KeyCorp
350,000 2.900%,  9/15/2020 352,343
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 661,591
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
h
161,695
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
433,829
MassMutual Global Funding
250,000 2.750%,  6/22/2024
h
260,627
MetLife, Inc.
290,000 4.050%,  3/1/2045 341,314
Mitsubishi UFJ Financial Group, Inc.
825,000 3.455%,  3/2/2023 863,870
390,000 3.287%,  7/25/2027 416,690
Morgan Stanley
152,000 5.550%,  7/15/2020
b,k
154,166
351,000 2.750%,  5/19/2022 358,528
180,000 4.875%,  11/1/2022 194,088
355,000 3.125%,  1/23/2023 368,296
450,000 4.350%,  9/8/2026 501,547
468,000 3.591%,  7/22/2028
b
506,506
420,000 3.772%,  1/24/2029
b
462,629
MPT Operating Partnership, LP
260,000 6.375%,  3/1/2024 268,393
290,000 4.625%,  8/1/2029 303,413
Nasdaq, Inc.
180,000 3.850%,  6/30/2026 196,253
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,h
335,946
Outfront Media Cap, LLC
475,000 4.625%,  3/15/2030
h
489,250
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
344,614
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 399,572
Quicken Loans, Inc.
575,000 5.750%,  5/1/2025
h
595,125
Realty Income Corporation
320,000 4.125%,  10/15/2026 358,724
Regency Centers, LP
550,000 4.125%,  3/15/2028 613,191
Reinsurance Group of America, Inc.
460,000 4.700%,  9/15/2023 503,215
325,000 3.900%,  5/15/2029 354,306
Royal Bank of Scotland Group plc
150,000 6.125%,  12/15/2022 164,399
175,000 6.100%,  6/10/2023 194,356
300,000 3.875%,  9/12/2023 317,455
650,000 4.269%,  3/22/2025
b
697,615
475,000 4.445%,  5/8/2030
b
537,780

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Financials (2.4%) - continued
Santander UK Group Holdings plc
$ 266,000 2.875%,  10/16/2020 $ 267,606
Simon Property Group, LP
304,000 4.250%,  11/30/2046 363,861
SITE Centers Corporation
104,000 4.625%,  7/15/2022 109,013
Societe Generale SA
234,000 4.750%,  11/24/2025
h
258,100
Springleaf Finance Corporation
270,000 7.125%,  3/15/2026 309,785
Standard Chartered plc
500,000 2.819%,  1/30/2026
b,h
506,293
Sumitomo Mitsui Financial Group,
Inc.
295,000 2.784%,  7/12/2022 301,841
255,000 3.102%,  1/17/2023 264,425
228,000 3.010%,  10/19/2026 238,270
Synchrony Financial
85,000 4.250%,  8/15/2024 91,201
675,000 3.950%,  12/1/2027 720,098
UBS Group Funding Jersey, Ltd.
228,000 4.125%,  9/24/2025
h
251,748
UBS Group Funding Switzerland AG
300,000 3.491%,  5/23/2023
h
310,376
Ventas Realty, LP
340,000 3.100%,  1/15/2023 351,430
445,000 4.000%,  3/1/2028 486,494
VICI Properties, LP / VICI Note
Company, Inc.
100,000 4.250%,  12/1/2026
h
102,633
70,000 3.750%,  2/15/2027
e,h
70,350
100,000 4.625%,  12/1/2029
h
104,500
70,000 4.125%,  8/15/2030
e,h
71,050
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 603,640
Wells Fargo & Company
130,000 2.550%,  12/7/2020 130,811
355,000 2.625%,  7/22/2022 362,055
290,000 3.069%,  1/24/2023 296,780
304,000 3.450%,  2/13/2023 317,271
500,000 4.125%,  8/15/2023 536,188
285,000 3.000%,  2/19/2025 298,312
750,000 3.000%,  4/22/2026 786,366
304,000 3.000%,  10/23/2026 318,823
550,000 4.900%,  11/17/2045 692,264
Welltower , Inc.
130,000 3.950%,  9/1/2023 138,659
ZB NA
575,000 3.500%,  8/27/2021 589,436
Total 68,058,638
Mortgage-Backed Securities (9.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
10,606,479 3.500%,  5/1/2034 11,086,625
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
10,659,535 3.000%,  8/1/2047 11,006,290
708,355 3.500%,  7/1/2049 730,921
Federal National Mortgage
Association
955,899 3.230%,  11/1/2020 957,087
8,415,022 3.500%,  10/1/2048
e
8,753,580
Principal
Amount Long-Term Fixed Income (30.6%) Value
Mortgage-Backed Securities (9.7%) - continued
$ 23,380,738 3.500%,  2/1/2049
e
$ 24,223,875
9,624,461 3.500%,  8/1/2049
e
10,035,028
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
30,500,000 2.500%,  2/1/2035
e
31,042,090
56,543,000 3.000%,  2/1/2035
e
58,241,498
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
92,712,000 3.000%,  3/1/2050
e
94,747,968
17,368,714 4.000%,  7/1/2048 18,181,167
745,601 3.500%,  8/1/2049 769,377
Total 269,775,506
Technology (0.6%)
Adobe, Inc.
275,000 2.150%,  2/1/2027
e
278,771
Apple, Inc.
85,000 3.000%,  2/9/2024 89,137
312,000 3.200%,  5/11/2027 336,764
260,000 3.000%,  6/20/2027 278,033
670,000 3.000%,  11/13/2027 716,978
920,000 3.750%,  9/12/2047 1,069,908
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 172,947
Avnet, Inc.
225,000 3.750%,  12/1/2021 231,039
Broadcom Corporation
143,000 3.875%,  1/15/2027 151,141
380,000 3.500%,  1/15/2028 391,960
Broadcom, Inc.
625,000 4.750%,  4/15/2029
h
699,965
CommScope Technologies Finance,
LLC
500,000 6.000%,  6/15/2025
h
477,190
Diamond 1 Finance Corporation
1,260,000 6.020%,  6/15/2026
h
1,471,779
Diamond Sports Group, LLC
540,000 6.625%,  8/15/2027
g,h
504,900
Harland Clarke Holdings Corporation
330,000 8.375%,  8/15/2022
h
286,069
Hewlett Packard Enterprise Company
550,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
550,078
172,000 4.400%,  10/15/2022 182,315
Iron Mountain, Inc.
220,000 4.875%,  9/15/2029
h
224,422
Marvell Technology Group, Ltd.
335,000 4.200%,  6/22/2023 356,775
450,000 4.875%,  6/22/2028 508,830
Microsoft Corporation
475,000 4.750%,  11/3/2055 672,220
475,000 4.200%,  11/3/2035 583,248
1,360,000 3.700%,  8/8/2046 1,605,224
NCR Corporation
530,000 6.125%,  9/1/2029
h
578,309
NXP BV/NXP Funding, LLC
575,000 4.875%,  3/1/2024
h
632,751
Oracle Corporation
780,000 2.950%,  5/15/2025 823,761
420,000 3.850%,  7/15/2036 480,426
Plantronics, Inc.
330,000 5.500%,  5/31/2023
h
318,457

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Technology (0.6%) - continued
PTC, Inc.
$ 100,000 3.625%,  2/15/2025
e,h
$ 100,750
SS&C Technologies, Inc.
430,000 5.500%,  9/30/2027
h
454,854
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 675,036
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 82,808
156,000 3.125%,  8/15/2027 164,632
Total 16,151,477
Transportation (0.2%)
Air Canada Pass Through Trust
56,082 3.875%,  3/15/2023
h
57,715
Air Lease Corporation
130,000 3.500%,  1/15/2022 133,963
Boeing Company
700,000 3.600%,  5/1/2034 757,772
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 333,235
590,000 5.050%,  3/1/2041 771,809
260,000 4.450%,  3/15/2043 317,749
CSX Corporation
126,000 3.700%,  11/1/2023 134,903
375,000 3.350%,  9/15/2049 387,782
Delta Air Lines, Inc.
175,000 2.875%,  3/13/2020 175,230
Hertz Corporation
290,000 5.500%,  10/15/2024
h
294,228
220,000 6.000%,  1/15/2028
h
221,925
NCL Corporation, Ltd.
440,000 3.625%,  12/15/2024
h
436,700
Penske Truck Leasing Company, LP
500,000 3.375%,  2/1/2022
h
513,115
United Continental Holdings, Inc.
550,000 4.875%,  1/15/2025 580,250
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
h
206,750
334,000 6.750%,  8/15/2024
h
361,973
Total 5,685,099
U.S. Government & Agencies (9.6%)
U.S. Treasury Bonds
2,055,000 2.250%,  11/15/2027 2,176,454
22,500,000 2.875%,  5/15/2028 24,966,211
5,090,000 5.250%,  11/15/2028 6,678,040
10,000,000 1.625%,  8/15/2029 10,106,250
1,175,000 4.375%,  5/15/2040 1,675,660
560,000 3.000%,  5/15/2042 665,853
15,871,000 2.500%,  5/15/2046 17,437,641
13,950,000 2.875%,  5/15/2049 16,660,441
350,000 2.375%,  11/15/2049 379,531
U.S. Treasury Notes
420,000 2.250%,  3/31/2020 420,396
21,500,000 1.375%,  9/30/2020 21,472,285
220,000 1.875%,  12/15/2020 220,662
2,750,000 2.500%,  2/28/2021 2,779,326
1,500,000 1.375%,  5/31/2021 1,498,828
4,773,000 1.125%,  8/31/2021 4,752,305
23,940,000 1.500%,  9/30/2021 23,985,823
3,710,000 1.875%,  7/31/2022 3,760,143
1,200,000 1.625%,  11/15/2022 1,210,219
19,860,000 2.000%,  11/30/2022 20,237,806
5,270,000 2.500%,  3/31/2023 5,464,125
16,750,000 2.500%,  1/31/2024 17,518,799
Principal
Amount Long-Term Fixed Income (30.6%) Value
U.S. Government & Agencies (9.6%) - continued
$ 6,640,000 2.125%,  7/31/2024 $ 6,872,919
10,000,000 1.250%,  8/31/2024 9,969,141
1,200,000 1.500%,  10/31/2024 1,209,656
7,140,000 2.250%,  11/15/2024 7,444,008
8,540,000 2.125%,  11/30/2024 8,857,581
10,200,000 2.625%,  1/31/2026 10,924,758
36,340,000 2.500%,  2/28/2026 38,685,066
Total 268,029,927
Utilities (0.8%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 504,147
American Electric Power Company,
Inc.
479,000 2.950%,  12/15/2022 494,512
Appalachian Power Company
155,000 3.300%,  6/1/2027 164,713
Arizona Public Service Company
300,000 3.500%,  12/1/2049 325,385
Berkshire Hathaway Energy Company
265,000 4.500%,  2/1/2045 322,621
Calpine Corporation
520,000 4.500%,  2/15/2028
h
517,400
CenterPoint Energy, Inc.
130,000 3.850%,  2/1/2024 138,897
375,000 2.500%,  9/1/2024 381,876
355,000 4.250%,  11/1/2028 399,259
CMS Energy Corporation
228,000 2.950%,  2/15/2027 234,626
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 323,957
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 989,198
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 139,730
Consumers Energy Company
475,000 4.350%,  4/15/2049 607,489
DTE Electric Company
215,000 3.700%,  3/15/2045 243,105
245,000 3.700%,  6/1/2046 277,714
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 664,946
Duke Energy Corporation
304,000 3.750%,  9/1/2046 325,842
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 225,254
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 349,684
Edison International
150,000 2.950%,  3/15/2023 153,683
875,000 5.750%,  6/15/2027 1,011,389
Energy Transfer Operating, LP
550,000 5.200%,  2/1/2022 577,100
Exelon Corporation
120,000 5.100%,  6/15/2045 151,932
459,000 4.450%,  4/15/2046 540,515
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 102,178
605,000 4.850%,  7/15/2047 747,246
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 88,771
152,000 5.300%,  7/1/2043 196,436
Mississippi Power Company
310,000 3.950%,  3/30/2028 344,887

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.6%) Value
Utilities (0.8%) - continued
Monongahela Power Company
$ 210,000 5.400%,  12/15/2043
h
$ 284,183
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 283,828
525,000 3.700%,  3/15/2029 590,253
NextEra Energy Operating Partners,
LP
520,000 3.875%,  10/15/2026
h
525,200
NiSource Finance Corporation
156,000 3.490%,  5/15/2027 167,897
435,000 5.650%,  2/1/2045 578,913
Oncor Electric Delivery Company, LLC
624,000 3.750%,  4/1/2045 717,115
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027
l,m
378,213
365,000 3.950%,  12/1/2047
g,l,m
365,913
PPL Capital Funding, Inc.
365,000 5.000%,  3/15/2044 443,990
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 272,179
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 415,086
San Diego Gas and Electric Company
540,000 4.150%,  5/15/2048 640,367
South Carolina Electric & Gas
Company
685,000 5.100%,  6/1/2065 963,446
Southern California Edison Company
320,000 4.000%,  4/1/2047 355,743
Southern Company
424,000 3.250%,  7/1/2026 451,437
300,000 4.400%,  7/1/2046 349,137
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 457,677
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 120,732
TerraForm Power Operating, LLC
570,000 5.000%,  1/31/2028
h
615,600
Virginia Electric and Power Company
375,000 4.600%,  12/1/2048 485,113
Vistra Operations Company, LLC
350,000 5.000%,  7/31/2027
h
359,205
Total 21,365,719
Total Long-Term Fixed Income
(cost $821,137,781) 852,905,792
Shares Common Stock ( 19.1% ) Value
Communications Services (0.6%)
2,102 Activision Blizzard, Inc. 122,925
1,877 Alphabet, Inc., Class A
n
2,689,328
1,623 Alphabet, Inc., Class C
n
2,327,755
25,418 Auto Trader Group plc
h
187,554
1,172 Carsales.com, Ltd. 13,340
35,228 Comcast Corporation 1,521,497
10,201 DISH Network Corporation
n
374,989
5,131 Facebook, Inc.
n
1,036,000
2,450 Hemisphere Media Group, Inc.
n
32,928
13,000 HKT Trust and HKT, Ltd. 19,406
15,290 Interpublic Group of Companies, Inc. 347,083
457 Ipsos SA 14,807
Shares Common Stock (19.1%) Value
Communications Services (0.6%) - continued
13,170 Live Nation Entertainment, Inc.
n
$ 897,667
12,643 Mediaset Espana Comunicacion SA 69,222
3,406 News Corporation 47,582
600 Nippon Telegraph & Telephone
Corporation 15,298
40,811 ORBCOMM, Inc.
n
146,511
20,394 QuinStreet , Inc.
n
264,204
1,101 Rightmove plc 9,542
3,202 Scholastic Corporation 105,506
5,835 Seven West Media, Ltd.
n
960
13,198 Take-Two Interactive Software, Inc.
n
1,644,999
4,500 TV Asahi Holdings Corporation 85,835
10,163 Twitter, Inc.
n
330,094
38,330 Verizon Communications, Inc. 2,278,335
7,023 ViacomCBS , Inc. 239,695
450 Walt Disney Company 62,240
1,027 Wolters Kluwer NV 77,171
7,744 Zillow Group, Inc.
n
357,773
Total 15,320,246
Consumer Discretionary (1.7%)
785 Alibaba Group Holding, Ltd. ADR
n
162,173
1,777 Amazon.com, Inc.
n
3,569,495
601 American Public Education, Inc.
n
14,322
500 AOKI Holdings, Inc. 4,878
1,100 Aoyama Trading Company, Ltd. 14,102
8,097 Aptiv plc 686,545
700 Autobacs Seven Company, Ltd. 10,201
270 AutoZone, Inc.
n
285,649
900 Benesse Holdings, Inc. 24,723
1,073 Berkeley Group Holdings plc 74,245
576 Booking Holdings, Inc.
n
1,054,397
17,419 BorgWarner, Inc. 597,298
2,900 Bridgestone Corporation 102,715
22,168 Bright Horizons Family Solutions,
Inc.
n
3,629,567
9,237 Burlington Stores, Inc.
n
2,008,770
13,584 Canada Goose Holdings, Inc.
g,n
407,520
2,750 Century Casinos, Inc.
n
22,908
1,643 Chipotle Mexican Grill, Inc.
n
1,424,087
700 Chiyoda Company, Ltd. 9,406
10,200 Citizen Watch Company, Ltd. 49,311
7,521 Cooper-Standard Holdings, Inc.
n
199,457
14,932 Crocs, Inc.
n
566,072
9,545 Culp, Inc. 120,553
7,437 D.R. Horton, Inc. 440,270
19,472 Delphi Technologies plc
n
298,700
5,000 Denso Corporation 205,111
24,672 Designer Brands, Inc. 351,329
3,392 Domino's Pizza, Inc. 955,696
25,461 Duluth Holdings, Inc.
g,n
215,145
13,269 Emerald Expositions Events, Inc. 138,396
7,028 Ethan Allen Interiors, Inc. 113,502
17,944 Etsy, Inc.
n
875,847
300 Exedy Corporation 6,208
20,060 Five Below, Inc.
n
2,271,193
4,091 Garrett Motion, Inc.
n
34,446
944 Genuine Parts Company 88,330
15,340 G-III Apparel Group, Ltd.
n
417,401
3,318 Goodyear Tire & Rubber Company 43,565
12,613 Grand Canyon Education, Inc.
n
987,346
8,258 Harley-Davidson, Inc. 275,817
11,947 Home Depot, Inc. 2,725,111
500 Honda Motor Company, Ltd. 12,788
1,282 Hooker Furniture Corporation 31,589
54 Johnson Outdoors, Inc. 4,244

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Consumer Discretionary (1.7%) - continued
18,542 Knoll, Inc. $ 459,100
9,564 Lear Corporation 1,178,094
16,455 Lowe's Companies, Inc. 1,912,729
2,200 Lululemon Athletica, Inc.
n
526,658
806 Madison Square Garden Company
n
238,729
5,665 Marcus Corporation 165,135
2,854 McDonald's Corporation 610,670
7,031 Modine Manufacturing Company
n
49,428
1,954 Mohawk Industries, Inc.
n
257,303
9,437 Moneysupermarket.com Group plc 40,509
17,433 Movado Group, Inc. 300,196
3,400 NHK Spring Company, Ltd. 27,375
1,593 NIKE, Inc. 153,406
39,600 Nissan Motor Company, Ltd. 214,881
20,427 Norwegian Cruise Line Holdings,
Ltd.
n
1,099,994
123 NVR, Inc.
n
469,487
19,281 Ollie's Bargain Outlet Holdings, Inc.
n
1,022,664
600 Onward Holdings Company, Ltd. 3,447
1,432 O'Reilly Automotive, Inc.
n
581,535
5,321 Oxford Industries, Inc. 369,277
1,100 Park24 Company, Ltd. 27,624
28,312 Planet Fitness, Inc.
n
2,287,326
87,682 Playa Hotels and Resorts NV
n
615,528
500 PLENUS Company, Ltd.
g
9,103
51,731 Red Rock Resorts, Inc. 1,267,927
5,926 Redrow plc 62,211
2,930 RH
n
611,638
900 Rinnai Corporation 64,154
3,243 Ruth's Hospitality Group, Inc. 66,482
1,400 Sangetsu Company, Ltd. 24,708
400 SHIMAMURA Company, Ltd. 30,053
6,930 Sony Corporation ADR 486,347
10,061 Standard Motor Products, Inc. 488,763
1,159 Starbucks Corporation 98,318
400 Start Today Company, Ltd. 6,662
15,300 Sumitomo Electric Industries, Ltd. 203,974
300 Sumitomo Forestry Company, Ltd. 4,166
10,900 Sumitomo Rubber Industries, Ltd. 119,762
2,256 Super Retail Group, Ltd. 14,047
200 Takara Standard Company, Ltd. 3,431
22,269 Taylor Wimpey plc 63,253
11,173 Texas Roadhouse, Inc. 698,313
14,520 TJX Companies, Inc. 857,261
3,400 Toyoda Gosei Company, Ltd. 77,141
6,485 Tupperware Brands Corporation 40,596
4,484 Ulta Beauty, Inc.
n
1,201,308
300 United Arrows, Ltd. 7,978
7,273 Vail Resorts, Inc. 1,705,591
10,758 Wingstop , Inc. 998,020
9,961 Zumiez , Inc.
n
310,484
Total 47,663,214
Consumer Staples (0.7%)
900 Arcs Company, Ltd. 15,835
3,922 Calavo Growers, Inc.
g
300,464
1,035 Carlsberg AS 151,145
13,155 Casey's General Stores, Inc. 2,116,113
1,706 Central Garden & Pet Company
n
54,950
39,368 Coca-Cola Company 2,299,091
28,154 Colgate-Palmolive Company 2,077,202
2,469 Costco Wholesale Corporation 754,329
53,040 Cott Corporation 810,982
1,094 ForFarmers BV 7,158
255 Glanbia plc 2,978
45,492 Hain Celestial Group, Inc.
n
1,101,361
Shares Common Stock (19.1%) Value
Consumer Staples (0.7%) - continued
5,546 John B. Sanfilippo & Son, Inc. $ 467,528
500 Kewpie Corporation 10,428
2,923 Kimberly-Clark Corporation 418,690
4 Lindt & Spruengli AG 33,576
141 L'Oreal SA 39,219
200 Ministop Company, Ltd. 2,823
10,398 Monster Beverage Corporation
n
692,507
2,923 Nestle SA 322,386
20,995 PepsiCo, Inc. 2,981,710
1,357 Philip Morris International, Inc. 112,224
13,838 Procter & Gamble Company 1,724,492
2,693 Seneca Foods Corporation
n
106,508
700 Seven & I Holdings Company, Ltd. 26,840
14,072 Simply Good Foods Company
n
323,234
1,400 Sugi Holdings Company, Ltd. 70,143
4,600 Sundrug Company, Ltd. 155,885
35,381 SunOpta , Inc.
n
95,529
42,825 Turning Point Brands, Inc. 978,123
1,660 Unilever NV 96,865
919 Unilever plc 54,819
16,998 Wal-Mart Stores, Inc. 1,946,101
Total 20,351,238
Energy (0.6%)
25,132 Abraxas Petroleum Corporation
n
5,755
1,878 Apache Corporation 51,532
95,642 Archrock , Inc. 798,611
23,126 BP plc ADR 835,542
50,893 Callon Petroleum Company
g,n
152,679
26,350 Centennial Resource Development,
Inc.
n
85,901
7,954 Chevron Corporation 852,192
18,044 Cimarex Energy Company 791,951
4,392 Concho Resources, Inc. 332,826
6,270 ConocoPhillips 372,626
15,259 Continental Resources, Inc. 415,350
2,986 Contura Energy, Inc.
n
17,289
22,986 Core Laboratories NV
g
807,498
16,363 Devon Energy Corporation 355,404
24,074 Diamond Offshore Drilling, Inc.
g,n
111,463
9,746 Diamondback Energy, Inc. 725,102
13,780 Enterprise Products Partners, LP 355,111
7,007 EOG Resources, Inc. 510,880
82,125 Euronav NV 811,395
2,152 Evolution Petroleum Corporation 10,846
14,703 Exterran Corporation
n
79,396
5,150 Exxon Mobil Corporation 319,918
21,198 Frank's International NV
n
74,193
118 Gaztransport Et Technigaz SA 11,928
17,938 Gran Tierra Energy, Inc.
g,n
17,873
15,734 Halliburton Company 343,159
10,216 Helmerich & Payne, Inc. 414,259
31,000 JXTG Holdings, Inc. 131,849
13,273 Liberty Oilfield Services, Inc. 112,555
93,401 Marathon Oil Corporation 1,061,969
13,987 Marathon Petroleum Corporation 762,292
95,024 Nabors Industries, Ltd. 196,700
48,472 Nine Energy Service, Inc.
n
234,604
799 Oasis Petroleum, Inc.
n
1,798
23,144 Oceaneering International, Inc.
n
287,217
789 Oil States International, Inc.
n
8,505
13,958 Pacific Drilling SA
n
25,683
1,024 Parsley Energy, Inc. 17,039
37,058 Patterson-UTI Energy, Inc. 294,241
4,893 PDC Energy, Inc.
n
105,640
1,255 Penn Virginia Corporation
n
26,819

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Energy (0.6%) - continued
4,402 Pioneer Natural Resources Company $ 594,270
70,425 QEP Resources, Inc. 223,247
6,087 Royal Dutch Shell plc, Class A 159,847
9,850 Royal Dutch Shell plc, Class B 258,824
3,702 SEACOR Holdings, Inc.
n
139,158
136,567 Southwestern Energy Company
g,n
214,410
26,840 Talos Energy, Inc.
n
588,870
18,357 TechnipFMC plc 303,074
710 Total SA 34,571
8,805 Transocean, Ltd.
n
40,151
1,382 Whiting Petroleum Corporation
n
6,274
26,537 WPX Energy, Inc.
n
317,117
Total 15,807,403
Financials (3.4%)
431 1st Source Corporation 20,339
5,550 AB Industrivarden 130,822
12,775 Aflac, Inc. 658,807
14,719 AG Mortgage Investment Trust, Inc. 233,296
1,377 Alleghany Corporation
n
1,098,378
1,449 Allianz SE 345,941
15,957 Ally Financial, Inc. 511,103
35,653 American Financial Group, Inc. 3,878,690
7,850 American International Group, Inc. 394,541
3,140 Ameriprise Financial, Inc. 519,387
13,125 Ameris Bancorp 527,494
2,124 Aon plc 467,811
3,438 Argo Group International Holdings,
Ltd. 225,533
9,882 Arthur J. Gallagher & Company 1,013,597
2,917 Artisan Partners Asset Management,
Inc. 97,428
7,869 Associated Banc-Corp 156,829
33,218 Assured Guaranty, Ltd. 1,522,713
1,361 Baloise Holding AG 245,904
14,674 Bank Leumi Le-Israel BM 105,505
77,016 Bank of America Corporation 2,528,435
1,625 Bank of Marin Bancorp 71,598
3,507 Bank of Montreal
g
267,464
12,262 Bank of N.T. Butterfield & Son, Ltd. 407,344
1,758 Bank OZK 47,782
9,616 BankFinancial Corporation 119,912
1,586 BankUnited , Inc. 52,338
11,656 Banner Corporation 600,867
12,572 Berkshire Hathaway, Inc.
n
2,821,534
2,356 BlackRock, Inc. 1,242,437
2,481 BOK Financial Corporation 195,751
47,093 Boston Private Financial Holdings,
Inc. 536,860
20,868 Bridgewater Bancshares, Inc.
n
275,458
84,763 BrightSphere Investment Group 780,667
8,787 Brown & Brown, Inc. 394,536
3,694 Byline Bancorp, Inc. 71,294
10,650 Capital One Financial Corporation 1,062,870
8,177 Cboe Global Markets, Inc. 1,007,570
2,705 Charles Schwab Corporation 123,213
3,816 Chubb, Ltd. 579,994
15,442 CI Financial Corporation 270,591
3,799 Cincinnati Financial Corporation 398,705
10,947 CIT Group, Inc. 500,387
26,890 Citigroup, Inc. 2,000,885
13,383 Citizens Financial Group, Inc. 498,918
327 City Holding Company 24,747
2,886 CNP Assurances 51,949
3,219 Cohen & Steers, Inc. 238,142
40,933 Comerica, Inc. 2,503,462
Shares Common Stock (19.1%) Value
Financials (3.4%) - continued
330 Commonwealth Bank of Australia $ 18,684
2,361 Community Bank System, Inc. 156,463
13,185 Community Trust Bancorp, Inc. 576,844
16,964 Cullen/Frost Bankers, Inc. 1,512,510
8,700 DBS Group Holdings, Ltd. 160,263
425 Deutsche Boerse AG 68,988
5,078 Deutsche Pfandbriefbank AG
h
81,789
366 Diamond Hill Investment Group, Inc. 51,522
7,024 Discover Financial Services 527,713
7,601 DnB ASA 132,885
39,140 E*TRADE Financial Corporation 1,668,147
3,972 East West Bancorp, Inc. 182,076
4,700 Ellington Residential Mortgage REIT 50,572
2,163 Enstar Group, Ltd.
n
422,412
4,975 Enterprise Financial Services
Corporation 216,462
12,211 Essent Group, Ltd. 605,788
2,233 Euronext NV
h
193,564
71,589 Everi Holdings, Inc.
n
894,863
3,181 FBL Financial Group, Inc. 171,074
1,292 Federal Agricultural Mortgage
Corporation 98,580
42,040 Fifth Third Bancorp 1,196,038
9,946 Financial Institutions, Inc. 306,436
7,035 First American Financial Corporation 436,029
580 First Bancorp 20,578
669 First Bancshares, Inc. 23,027
17,886 First Busey Corporation 456,093
4,255 First Citizens BancShares , Inc. 2,241,619
18,351 First Defiance Financial Corporation 539,336
7,706 First Financial Corporation 321,571
810 First Hawaiian, Inc. 23,539
18,272 First Interstate BancSystem , Inc. 703,472
551 First Mid-Illinois Bancshares, Inc. 18,045
12,453 First Midwest Bancorp, Inc. 248,313
1,531 First of Long Island Corporation 33,774
10,061 First Republic Bank 1,115,564
22,461 FlexiGroup , Ltd. 31,188
1,242 Goldman Sachs Group, Inc. 295,286
15,906 Great Southern Bancorp, Inc. 905,210
5,431 Great Western Bancorp, Inc. 160,486
14,590 Hamilton Lane, Inc. 947,621
7,163 Hancock Whitney Corporation 284,658
734 Hanmi Financial Corporation 12,346
10,768 Hanover Insurance Group, Inc. 1,492,229
15,856 Hartford Financial Services Group,
Inc. 939,944
9,619 Heartland Financial USA, Inc. 470,465
51,923 Heritage Commerce Corporation 602,307
733 Heritage Financial Corporation 18,897
12,695 Hometrust Bancshares, Inc. 336,671
6,789 Horace Mann Educators Corporation 291,995
16,953 Horizon Bancorp, Inc. 286,845
9,371 Houlihan Lokey , Inc. 485,886
40,412 HSBC Holdings plc 293,802
379 IA Financial Corporation, Inc. 20,857
10,109 IBERIABANK Corporation 735,025
15,833 Independent Bank Corporation 338,510
13,959 Interactive Brokers Group, Inc. 656,073
14,662 Intercontinental Exchange, Inc. 1,462,388
5,556 International Bancshares
Corporation 218,906
34,336 Israel Discount Bank, Ltd. 155,735
9,750 J.P. Morgan Chase & Company 1,290,510
3,828 Kemper Corporation 284,880
30,453 KeyCorp 569,776

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Financials (3.4%) - continued
279 L E Lundbergforetagen AB $ 12,112
6,991 Lakeland Bancorp, Inc. 113,534
2,510 Laurentian Bank of Canada
g
81,460
3,581 Loews Corporation 184,242
10,794 M&T Bank Corporation 1,819,005
12,085 Manulife Financial Corporation 235,417
500 Markel Corporation
n
586,485
2,254 Mercantile Bank Corporation 73,864
19,789 Meridian Bancorp, Inc. 356,004
11,112 MetLife, Inc. 552,378
21,488 MidWestOne Financial Group, Inc. 694,922
12,417 Morgan Stanley 648,912
3,719 MSCI, Inc. 1,062,890
161 Muenchener Rueckversicherungs-
Gesellschaft AG 47,469
2,873 National Bank of Canada 159,411
223 National Western Life Group, Inc. 59,318
774 NBT Bancorp, Inc. 29,249
10,387 Northern Trust Corporation 1,015,952
3,250 Northwest Bancshares, Inc. 51,106
1,560 OFG Bancorp 30,748
3,288 Old Republic International
Corporation 74,144
8,475 Old Second Bancorp, Inc. 104,115
372 Onex Corporation 23,865
671 Paragon Banking Group plc 4,501
576 Pargesa Holding SA 46,143
221 Park National Corporation 20,988
9,373 PCSB Financial Corporation 186,335
616 Peapack -Gladstone Financial
Corporation 18,006
2,770 Peoples Bancorp, Inc. 90,136
23,922 Popular, Inc. 1,338,675
3,237 Power Corporation of Canada
g
80,766
747 Power Financial Corporation 19,389
3,556 Primerica, Inc. 421,599
30,130 Prosight Global, Inc.
n
435,981
1,136 Provident Financial Services, Inc. 25,912
3,618 Prudential Financial, Inc. 329,455
10,777 QCR Holdings, Inc. 442,935
14,631 Radian Group, Inc. 358,313
22,170 Raymond James Financial, Inc. 2,027,003
10,713 Reinsurance Group of America, Inc. 1,543,208
4,644 Renasant Corporation 148,283
1,240 Royal Bank of Canada 97,989
498 S&P Global, Inc. 146,278
1,316 Safety Insurance Group, Inc. 121,177
7,402 Sandy Spring Bancorp, Inc. 257,590
10,114 Santander Consumer USA Holdings,
Inc. 269,235
33,641 Seacoast Banking Corporation of
Florida
n
913,353
26,075 SEI Investments Company 1,701,655
603 Selective Insurance Group, Inc. 39,949
800 Senshu Ikeda Holdings, Inc. 1,461
1,700 Singapore Exchange, Ltd. 10,785
13,183 Spirit of Texas Bancshares, Inc.
n
273,547
13,054 State Auto Financial Corporation 393,056
6,525 Sun Life Financial, Inc. 306,775
5,878 SVB Financial Group
n
1,412,660
547 Swiss Life Holding AG 274,963
43,460 Synovus Financial Corporation 1,521,969
10,241 T. Rowe Price Group, Inc. 1,367,481
3,672 Territorial Bancorp, Inc. 106,598
6,848 TMX Group, Ltd. 633,624
751 Topdanmark AS 35,489
Shares Common Stock (19.1%) Value
Financials (3.4%) - continued
7,692 Toronto-Dominion Bank $ 425,112
8,383 TPG RE Finance Trust, Inc. 171,600
9,169 TriCo Bancshares 333,752
6,018 Triumph Bancorp, Inc.
n
234,582
38,769 TrustCo Bank Corporation 307,438
19,458 U.S. Bancorp 1,035,555
1,069 UMB Financial Corporation 71,046
8,656 Umpqua Holdings Corporation 146,286
1,135 Univest Financial Corporation 28,193
95 Virtus Investment Partners, Inc. 11,688
5,576 Washington Trust Bancorp, Inc. 263,912
18,985 Webster Financial Corporation 851,667
4,064 Wells Fargo & Company 190,764
3,828 WesBanco , Inc. 126,783
564 Westamerica Bancorporation 35,735
3,202 Western Alliance Bancorp 176,846
536 Westwood Holdings Group, Inc. 15,051
874 Willis Towers Watson plc 184,667
27,323 Wintrust Financial Corporation 1,728,999
44,492 Zions Bancorporations NA 2,023,941
113 Zurich Insurance Group AG 46,908
Total 94,743,346
Health Care (2.9%)
20,087 Abbott Laboratories 1,750,381
10,379 Aerie Pharmaceuticals, Inc.
g,n
212,562
17,311 Agilent Technologies, Inc. 1,429,196
16,481 Agios Pharmaceuticals, Inc.
n
803,119
4,109 Alexion Pharmaceuticals, Inc.
n
408,393
7,766 Alkermes plc
n
135,206
2,988 AmerisourceBergen Corporation 255,653
9,906 Amgen, Inc. 2,140,191
3,740 Arena Pharmaceuticals, Inc.
n
170,881
203 Atrion Corporation 145,996
27,497 Axonics Modulation Technologies,
Inc.
g,n
798,238
11,711 Bausch Health Companies, Inc.
n
321,233
4,101 Becton, Dickinson and Company 1,128,513
1,261 Biogen, Inc.
n
339,020
7,881 BioMarin Pharmaceutical, Inc.
n
658,063
4,706 Bio-Rad Laboratories, Inc.
n
1,698,489
11,342 Bio- Techne Corporation 2,381,480
3,497 Bluebird Bio, Inc.
n
278,676
1,659 Bruker Corporation 82,071
34,211 Catalent , Inc.
n
2,090,292
11,270 Centene Corporation
n
707,869
11,389 Charles River Laboratories
International, Inc.
n
1,760,512
2,876 Chemed Corporation 1,343,207
3,587 Cigna Holding Company 690,067
19,039 CryoLife , Inc.
n
566,220
1,940 CSL, Ltd. 398,996
17,318 CVS Health Corporation 1,174,507
2,817 Danaher Corporation 453,171
5,721 Dexcom , Inc.
n
1,377,331
2,082 Edwards Lifesciences Corporation
n
457,749
34,651 Gilead Sciences, Inc. 2,189,943
17,151 GlaxoSmithKline plc 402,695
1,844 Grifols SA 61,931
23,457 Guardant Health, Inc.
g,n
1,783,670
32,285 Halozyme Therapeutics, Inc.
n
612,769
1,963 HealthStream , Inc.
n
50,155
13,577 Hill-Rom Holdings, Inc. 1,445,815
7,858 Immunomedics , Inc.
n
145,923
15,221 Inspire Medical Systems, Inc.
n
1,138,531
4,440 Insulet Corporation
n
861,538

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Health Care (2.9%) - continued
1,498 Intuitive Surgical, Inc.
n
$ 838,550
6,861 Jazz Pharmaceuticals, Inc.
n
983,524
32,389 Johnson & Johnson 4,821,750
400 KYORIN Holdings, Inc. 7,182
1,982 Laboratory Corporation of America
Holdings
n
347,643
14,124 LHC Group, Inc.
n
2,058,573
5,433 Ligand Pharmaceuticals, Inc.
g,n
477,072
117 LNA Sante 5,948
31,740 Medtronic plc 3,664,066
31,287 Merck & Company, Inc. 2,673,161
1,484 Mesa Laboratories, Inc. 389,461
25,064 Natera , Inc.
n
877,491
8,306 National Healthcare Corporation 697,040
7,347 Neurocrine Biosciences, Inc.
n
735,288
4,152 Nevro Corporation
n
551,842
890 NextGen Healthcare, Inc.
n
12,335
4,827 Novartis AG 455,998
5,499 Novo Nordisk AS 334,733
53,294 Optinose , Inc.
g,n
417,292
3,246 Orthifix Medical, Inc.
n
140,422
2,416 PerkinElmer, Inc. 223,432
23,979 Pfizer, Inc. 892,978
2,505 Pharming Group NV
n
3,667
496 Phibro Animal Health Corporation 11,765
5,807 PRA Health Sciences, Inc.
n
588,307
1,140 Prothena Corporation plc
n
13,874
1,645 Recordati SPA 70,391
6,453 Repligen Corporation
n
647,817
5,682 ResMed , Inc. 903,268
1,493 Roche Holding AG 500,855
4,130 Sage Therapeutics, Inc.
n
273,736
3,046 Sarepta Therapeutics, Inc.
n
353,214
478 Sonova Holding AG 119,869
2,490 Stryker Corporation 524,643
501 Surmodics , Inc.
n
19,734
13,429 Syneos Health, Inc.
n
824,003
16,214 Tactile Systems Technology, Inc.
n
911,065
6,180 Teleflex, Inc. 2,295,932
7,415 Thermo Fisher Scientific, Inc. 2,322,304
1,544 U.S. Physical Therapy, Inc. 180,864
3,239 United Therapeutics Corporation
n
316,353
10,477 UnitedHealth Group, Inc. 2,854,459
2,750 Universal Health Services, Inc. 377,052
3,744 Varian Medical Systems, Inc.
n
526,294
17,760 Veeva Systems, Inc.
n
2,603,794
3,031 Vertex Pharmaceuticals, Inc.
n
688,189
1,379 Waters Corporation
n
308,606
4,304 West Pharmaceutical Services, Inc. 671,209
77,553 Wright Medical Group NV
n
2,337,447
107 Zimmer Biomet Holdings, Inc. 15,825
14,788 Zoetis, Inc. 1,984,697
Total 79,705,266
Industrials (3.0%)
3,744 3M Company 594,023
11,544 A.O. Smith Corporation 492,813
1,694 Aalberts NV 73,961
5,314 Aegion Corporation
n
111,063
13,845 Aerojet Rocketdyne Holdings, Inc.
n
720,909
15,208 AGCO Corporation 1,066,689
25,732 Altra Industrial Motion Corporation 855,846
25,847 AMETEK, Inc. 2,511,036
14,428 Arcosa , Inc. 631,225
21,236 ASGN, Inc.
n
1,437,465
2,451 Assa Abloy AB 58,178
Shares Common Stock (19.1%) Value
Industrials (3.0%) - continued
5,660 Atlas Copco AB, Class A $ 200,330
1,749 Atlas Copco AB, Class B 54,365
23,342 AZZ, Inc. 963,091
1,552 Boeing Company 493,955
15,929 BWX Technologies, Inc. 1,012,925
1,782 Carlisle Companies, Inc. 278,402
15,924 Casella Waste Systems, Inc.
n
815,150
7,783 Caterpillar, Inc. 1,022,297
40,971 CBIZ, Inc.
n
1,106,217
9,336 Chart Industries, Inc.
n
597,317
784 CIA De Distribucion Integral 17,592
287 Cintas Corporation 80,064
887 Columbus McKinnon Corporation 31,036
3,720 CRA International, Inc. 198,202
22,646 Crane Company 1,935,327
13,350 CSW Industrials, Inc. 1,012,998
5,373 CSX Corporation 410,175
22,209 Curtiss-Wright Corporation 3,229,855
15,223 Delta Air Lines, Inc. 848,530
4,393 Douglas Dynamics, Inc. 230,325
31,470 EMCOR Group, Inc. 2,585,890
16,902 Emerson Electric Company 1,210,690
10,663 Encore Wire Corporation 579,108
10,101 Expeditors International of
Washington, Inc. 737,777
15,396 Forrester Research, Inc.
n
636,933
9 Geberit AG 4,750
10,924 General Dynamics Corporation 1,916,507
6,120 Gorman-Rupp Company 225,889
600 GS Yuasa Corporation 11,838
10,302 GWA Group, Ltd.
g
24,469
700 Hanwa Company, Ltd. 16,881
15,705 Healthcare Services Group, Inc. 402,048
3,251 Heico Corporation 398,020
1,053 Herc Holdings, Inc.
n
42,246
1,900 Hino Motors, Ltd. 17,791
18,287 Honeywell International, Inc. 3,167,674
11,747 Hubbell, Inc. 1,682,523
3,187 Huntington Ingalls Industries, Inc. 831,807
4,183 ICF International, Inc. 366,389
14,779 IDEX Corporation 2,421,539
2,400 Inaba Denki Sangyo Company, Ltd. 60,048
11,487 Ingersoll-Rand plc 1,530,413
2,486 Interface, Inc. 39,975
4,479 John Bean Technologies Corporation 506,082
12,281 Johnson Controls International plc 484,485
2,400 Kansas City Southern 404,856
10,200 Kennametal, Inc. 319,158
1,500 Kinden Corporation 25,560
2,882 Koninklijke Philips NV 131,989
10,593 Kratos Defense & Security Solutions,
Inc.
n
194,276
3,155 Legrand SA 253,332
16,894 Lincoln Electric Holdings, Inc. 1,506,607
1,882 Lockheed Martin Corporation 805,722
1,367 Manpower, Inc. 125,067
19,200 Marubeni Corporation 137,964
4,509 Masonite International Corporation
n
338,671
8,865 Mercury Systems, Inc.
n
680,389
18,608 Meritor, Inc.
n
407,701
9,900 Mitsubishi Corporation 253,793
5,400 Mitsubishi Electric Corporation 74,872
1,000 Mitsuboshi Belting, Ltd. 17,061
13,900 Mitsui & Company, Ltd. 247,220
4,112 MSC Industrial Direct Company, Inc. 279,904
1,192 Mueller Industries, Inc. 34,771

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Industrials (3.0%) - continued
4,009 National Express Group plc $ 23,664
3,000 Nitto Kogyo Corporation 62,104
1,629 Nobina AB
h
12,369
505 Norfolk Southern Corporation 105,146
1,208 Northgate plc 4,243
6,987 Old Dominion Freight Line, Inc. 1,371,059
4,930 PageGroup plc 29,725
6,327 Parker-Hannifin Corporation 1,238,131
36,617 Primoris Services Corporation 781,041
9,441 Raven Industries, Inc. 296,070
12,427 Regal-Beloit Corporation 975,022
10,428 RELX plc 276,674
777 Republic Services, Inc. 73,854
39,461 Ritchie Brothers Auctioneers, Inc. 1,666,043
3,535 Rockwell Automation, Inc. 677,518
4,066 Roper Industries, Inc. 1,551,830
8,870 Saia, Inc.
n
772,577
2,333 Sandvik AB 42,581
2,217 Schneider Electric SE 221,094
5,096 Signify NV
h
169,834
5,946 SiteOne Landscape Supply, Inc.
n
574,086
6,814 SKF AB 124,728
47,100 Sojitz Corporation 148,252
34,262 Southwest Airlines Company 1,883,725
4,545 SP Plus Corporation
n
190,026
484 Spirax-Sarco Engineering plc 56,858
2,248 SPX FLOW, Inc.
n
98,328
18,761 Standex International Corporation 1,371,241
10,000 Sumitomo Corporation 148,747
400 Taikisha, Ltd. 13,678
7,305 Teledyne Technologies, Inc.
n
2,666,763
3,805 Thermon Group Holdings, Inc.
n
90,178
1,300 Toppan Forms Company, Ltd. 14,751
884 Transcontinental, Inc. 10,394
1,268 TransDigm Group, Inc. 815,679
33,061 TriMas Corporation
n
949,843
1,000 Tsubakimoto Chain Company 30,773
3,311 UniFirst Corporation 675,212
5,179 United Airlines Holdings, Inc.
n
387,389
8,646 United Rentals, Inc.
n
1,173,176
12,936 United Technologies Corporation 1,942,987
19,031 Valmont Industries, Inc. 2,703,544
21,651 Verisk Analytics, Inc. 3,517,638
1,448 Volvo AB 24,752
16,266 Waste Connections, Inc. 1,566,578
4,870 Watsco , Inc. 846,990
26,170 Willdan Group, Inc.
n
867,012
10,303 Xylem, Inc. 841,343
600 Yuasa Trading Company, Ltd. 19,250
Total 83,336,546
Information Technology (4.0%)
8,781 Accenture plc 1,801,949
2,364 Adobe, Inc.
n
830,095
6,167 ADTRAN, Inc. 55,811
4,409 Advanced Energy Industries, Inc.
n
308,365
31,868 Advanced Micro Devices, Inc.
n
1,497,796
15,433 Akamai Technologies, Inc.
n
1,440,671
3,284 Alliance Data Systems Corporation 337,562
5,957 Alteryx, Inc.
g,n
830,823
3,202 Amadeus IT Holding SA 251,057
2,586 American Software, Inc. 38,609
32,949 Amphenol Corporation 3,277,437
3,769 ANSYS, Inc.
n
1,033,950
22,225 Apple, Inc. 6,878,860
1,087 Arista Networks, Inc.
n
242,771
Shares Common Stock (19.1%) Value
Information Technology (4.0%) - continued
5,255 Atlassian Corporation plc
n
$ 772,485
10,526 Automatic Data Processing, Inc. 1,804,051
13,910 Avalara, Inc.
n
1,184,297
3,055 Avnet, Inc. 111,477
1,028 Badger Meter, Inc. 60,714
11,320 Bandwidth, Inc.
n
803,267
1,593 BE Semiconductor Industries NV 67,442
27,153 Benchmark Electronics, Inc. 835,769
18,626 Blackline, Inc.
n
1,139,352
4,688 Broadridge Financial Solutions, Inc. 558,575
1,159 CACI International, Inc.
n
309,963
2,200 Canon, Inc. 57,693
26,444 CDK Global, Inc. 1,419,514
5,233 CDW Corporation 682,645
1,896 CEVA, Inc.
n
51,856
4,934 CGI, Inc.
n
377,786
40,778 Ciena Corporation
n
1,658,441
84,157 Cisco Systems, Inc. 3,868,697
5,291 Clearwater Energy, Inc. 109,471
9,538 Cognex Corporation 486,152
6,275 Computer Services, Inc. 314,001
3,733 Computershare, Ltd. 44,079
16,230 Coupa Software, Inc.
n
2,615,464
12,327 CTS Corporation 361,304
12,583 Descartes Systems Group, Inc.
n
563,844
347 Dialog Semiconductor plc
n
15,243
21,237 DocuSign, Inc.
n
1,667,317
70,735 Dolby Laboratories, Inc. 4,904,765
5,643 DSP Group, Inc.
n
81,598
15,676 Elastic NV
n
1,017,059
5,321 ePlus , Inc.
n
424,190
6,241 Euronet Worldwide, Inc.
n
983,831
11,434 ExlService Holdings, Inc.
n
835,940
2,015 eXp World Holdings, Inc.
n
22,246
10,680 F5 Networks, Inc.
n
1,304,242
911 Fair Isaac Corporation
n
366,568
677 Fiserv, Inc.
n
80,299
15,087 Five9, Inc.
n
1,082,191
1,103 FLIR Systems, Inc. 56,849
300 Fuji Soft, Inc. 12,024
9,136 Global Payments, Inc. 1,785,631
16,711 Guidewire Software, Inc.
n
1,879,987
9,301 Halma plc 258,163
2,302 InterDigital , Inc. 127,185
628 International Business Machines
Corporation 90,262
5,025 Intuit, Inc. 1,408,909
6,441 Jack Henry & Associates, Inc. 963,187
11,353 Juniper Networks, Inc. 260,438
4,004 Keysight Technologies, Inc.
n
372,332
2,151 KLA-Tencor Corporation 356,507
1,277 Kulicke and Soffa Industries, Inc. 33,062
3,878 Lam Research Corporation 1,156,458
33,946 Lattice Semiconductor Corporation
n
631,396
294 Littelfuse , Inc. 52,012
4,219 ManTech International Corporation 338,701
8,011 MasterCard, Inc. 2,530,995
11,882 Maxim Integrated Products, Inc. 714,346
10,761 Methode Electronics, Inc. 352,423
46,429 Microsoft Corporation 7,903,609
8,638 MicroStrategy , Inc.
n
1,313,235
8,218 MKS Instruments, Inc. 861,411
21,071 Monolithic Power Systems, Inc. 3,606,723
6,301 MTS Systems Corporation 319,398
18,298 National Instruments Corporation 816,640

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Information Technology (4.0%) - continued
1,600 NEC Networks & System Integration
Corporation $ 59,802
239 NetApp, Inc. 12,763
6,343 New Relic, Inc.
n
418,701
7,708 Nice, Ltd. ADR
n
1,328,088
11,176 Nova Measuring Instruments, Ltd.
n
425,135
5,781 Novanta , Inc.
n
524,510
25,942 Nuance Communications, Inc.
n
490,823
574 NVIDIA Corporation 135,711
25,759 Oracle Corporation 1,351,060
200 Oracle Corporation Japan 17,312
6,663 Palo Alto Networks, Inc.
n
1,564,339
7,843 Paychex, Inc. 672,694
1,626 PayPal Holdings, Inc.
n
185,185
5,584 Plexus Corporation
n
397,134
3,531 Progress Software Corporation 159,354
6,518 Proofpoint , Inc.
n
800,476
9,103 Q2 Holdings, Inc.
n
793,691
6,534 QAD, Inc. 336,174
5,688 QUALCOMM, Inc. 485,243
7,338 Rogers Corporation
n
864,049
600 Ryoyo Electro Corporation 10,160
50,995 SailPoint Technologies Holdings, Inc.
n
1,279,465
1,232 Salesforce.com, Inc.
n
224,606
506 Samsung Electronics Company, Ltd.
GDR 589,473
8,302 ScanSource , Inc.
n
289,657
8,184 ServiceNow , Inc.
n
2,768,074
4,882 Silicon Laboratories, Inc.
n
479,949
1,117 Square, Inc.
n
83,429
29,733 STMicroelectronics NV ADR 828,064
1,275 Sykes Enterprises, Inc.
n
42,827
21,227 Synopsys, Inc.
n
3,131,195
19,600 TE Connectivity, Ltd. 1,806,728
7,950 Teradyne, Inc. 524,620
20,614 Texas Instruments, Inc. 2,487,079
4,645 Tyler Technologies, Inc.
n
1,503,494
2,525 VeriSign, Inc.
n
525,554
24,991 Virtusa Corporation
n
1,040,625
2,634 Visa, Inc. 524,087
2,230 VMware, Inc.
n
330,174
5,913 WEX, Inc.
n
1,282,648
4,825 Xilinx, Inc. 407,616
10,972 Zscaler , Inc.
g,n
615,419
Total 111,868,654
Materials (0.8%)
4,363 AdvanSix , Inc.
n
81,675
2,000 Air Water, Inc. 27,470
12,903 Alcoa Corporation
n
179,997
8,866 AptarGroup, Inc. 1,024,112
5,988 Avery Dennison Corporation 785,865
281 Balchem Corporation 30,354
6,281 Ball Corporation 453,363
4,175 Cabot Corporation 166,374
5,586 Celanese Corporation 578,151
10,049 CF Industries Holdings, Inc. 404,774
25,989 Eastman Chemical Company 1,852,236
8,078 Ecolab, Inc. 1,584,177
1,832 Ferro Corporation
n
25,062
18,780 Ferroglobe Representation &
Warranty Insurance Trust
c,n
2
3,368 Granges AB 31,113
4,786 Hexpol AB 43,145
800 Hokuetsu Corporation 3,688
4,347 Ingevity Corporation
n
283,511
Shares Common Stock (19.1%) Value
Materials (0.8%) - continued
13,148 Innospec , Inc. $ 1,324,398
741 Kadant , Inc. 78,991
15,219 Kaiser Aluminum Corporation 1,524,183
1,402 Koninklijke DSM NV 170,632
2,912 Kraton Performance Polymers, Inc.
n
47,902
2,800 Kyoei Steel, Ltd. 49,111
500 Lintec Corporation 10,808
48,147 Louisiana-Pacific Corporation 1,477,150
5,548 Martin Marietta Materials, Inc. 1,463,562
200 Maruichi Steel Tube, Ltd. 5,549
10,792 Materion Corporation 586,006
5,958 Minerals Technologies, Inc. 322,507
200 Mitsubishi Materials Corporation 5,030
20,651 Myers Industries, Inc. 334,133
8,726 Neenah, Inc. 581,501
2,000 Nippon Light Metal Holdings
Company, Ltd. 3,816
14,900 Nippon Steel Corporation 206,745
200 Nissan Chemical Industries, Ltd. 8,265
10,704 Nucor Corporation 508,333
23,166 Nutanix , Inc.
n
752,200
2,335 Olympic Steel, Inc. 34,325
13,411 PPG Industries, Inc. 1,607,174
550 Quaker Chemical Corporation 91,311
2,368 Reliance Steel & Aluminum Company 271,846
467 Rio Tinto, Ltd. 30,303
2,249 RPM International, Inc. 160,511
10,729 Ryerson Holding Corporation
n
109,972
7,026 Sandfire Resources, Ltd. 25,805
100 Sanyo Special Steel Company, Ltd. 1,355
1,016 Schnitzer Steel Industries, Inc. 16,337
1,269 Schweitzer-Mauduit International,
Inc. 44,453
863 Sensient Technologies Corporation 51,564
2,109 Sherwin-Williams Company 1,174,692
41,940 Steel Dynamics, Inc. 1,253,167
500 Taiyo Holdings Company, Ltd. 21,151
2,300 Toagosei Company, Ltd. 25,716
17,000 Toray Industries, Inc. 111,236
480 UFP Technologies, Inc.
n
22,382
4,809 United States Lime & Minerals, Inc. 431,608
3,743 UPM- Kymmene Oyj 117,937
8,771 Verso Corporation
n
147,791
1,603 W. R. Grace & Company 107,978
1,303 Worthington Industries, Inc. 47,924
Total 22,922,429
Real Estate (1.2%)
39,616 Agree Realty Corporation 3,008,043
3,075 Alexandria Real Estate Equities, Inc. 501,840
1,979 Allied Properties REIT 82,575
1,683 Alstria Office REIT AG 33,389
16,994 American Campus Communities, Inc. 779,515
512 American Tower Corporation 118,651
13,957 Apartment Investment &
Management Company 735,673
19,083 Apple Hospitality REIT, Inc. 286,627
3,802 Ares Commercial Real Estate
Corporation 62,125
8,945 Armada Hoffler Properties, Inc. 164,051
30,984 Ascendas REIT 71,342
4,000 Ascott Trust 3,693
17,543 Ashford Hospitality Trust, Inc. 43,156
1,919 BBX Capital Corporation 7,446
2,087 Bluerock Residential Growth REIT,
Inc. 24,084

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Real Estate (1.2%) - continued
17,709 Brixmor Property Group, Inc. $ 353,472
8,246 Camden Property Trust 927,098
774 CareTrust REIT, Inc. 17,167
3,524 Castellum AB 86,609
32,168 CBL & Associates Properties, Inc. 27,021
29,320 Cedar Realty Trust, Inc. 76,232
7,287 Chatham Lodging Trust 119,142
1,203 Choice Properties REIT 13,290
5,403 City Office REIT, Inc. 73,049
58 Cofinimmo SA 9,250
4,092 Columbia Property Trust, Inc. 86,341
4,549 Corepoint Lodging, Inc. 41,623
7,195 CoreSite Realty Corporation 845,053
2,900 CoStar Group, Inc.
n
1,893,671
15,425 Cousins Properties, Inc. 631,345
1,500 Daito Trust Construction Company,
Ltd. 176,695
249 Deutsche EuroShop AG 6,789
15,814 DiamondRock Hospitality Company 152,921
2,500 Digital Realty Trust, Inc. 307,475
13,730 Douglas Emmett, Inc. 569,795
11,189 Duke Realty Corporation 406,273
1,038 EastGroup Properties, Inc. 141,241
613 Entra ASA
h
10,461
3,684 EPR Properties 262,927
1,004 Equity Lifestyle Properties, Inc. 73,041
17,900 Equity Residential 1,487,132
23,917 Essential Properties Realty Trust, Inc. 660,348
123 Essex Property Trust, Inc. 38,100
6,019 Farmland Partners, Inc. 39,003
177 First Capital REIT 2,898
28,205 First Industrial Realty Trust, Inc. 1,204,353
842 Four Corners Property Trust, Inc. 25,504
13,353 Franklin Street Properties
Corporation 101,483
12,014 Gaming and Leisure Properties, Inc. 567,722
2,597 Getty Realty Corporation 81,857
5,020 Gladstone Commercial Corporation 107,026
2,507 Global Medical REIT, Inc. 36,602
2,613 Granite REIT 141,194
6,421 Healthcare Realty Trust, Inc. 231,541
11,997 Healthcare Trust of America, Inc. 384,264
3,890 Highwoods Properties, Inc. 194,928
32,064 Host Hotels & Resorts, Inc. 523,926
4,195 Hudson Pacific Properties, Inc. 152,446
15,000 Hysan Development Company, Ltd. 55,995
5,132 Industrial Logistics Properties Trust 117,471
4,493 Innovative Industrial Properties, Inc. 402,124
2,802 Investors Real Estate Trust 206,507
2,803 Jones Lang LaSalle, Inc. 476,005
22,926 Kilroy Realty Corporation 1,893,000
10,244 Kite Realty Group Trust 176,197
1,198 Klepierre SA 40,722
420 Kungsleden AB 4,476
3,126 Lamar Advertising Company 290,124
99 LEG Immobilien AG 12,211
8,800 Lexington Realty Trust 97,416
1,528 Life Storage, Inc. 172,939
8,000 Mapletree Commercial Trust 13,739
30,561 Medical Properties Trust, Inc. 676,926
1,847 MGM Growth Properties LLC 58,993
2,730 Monmouth Real Estate Investment
Corporation 39,940
1,212 National Health Investors, Inc. 102,269
8,118 National Retail Properties, Inc. 454,608
48,239 National Storage Affiliates Trust 1,647,362
Shares Common Stock (19.1%) Value
Real Estate (1.2%) - continued
183 Northview Apartment REIT $ 4,247
5,529 Office Properties Income Trust 188,152
2,687 Omega Healthcare Investors, Inc. 112,720
3,952 One Liberty Properties, Inc. 108,048
21,672 Physicians Realty Trust 419,353
7,619 PotlatchDeltic Corporation 327,617
1,205 Preferred Apartment Communities,
Inc. 14,195
1,931 PS Business Parks, Inc. 323,558
1,821 PSP Swiss Property AG 275,348
3,308 QTS Realty Trust, Inc. 188,159
2,549 Quebecor, Inc. 63,253
3,994 Rayonier, Inc. REIT 121,338
2,517 Retail Opportunity Investments
Corporation 41,707
18,306 Retail Properties of America, Inc. 222,418
2,147 RioCan REIT 44,063
774 RMR Group, Inc. 35,658
6,000 Road King Infrastructure, Ltd. 10,073
6,901 RPT Realty 96,269
2,923 Ryman Hospitality Properties 248,543
24,218 Sabra Health Care REIT, Inc. 520,687
1,085 Saul Centers, Inc. 53,577
5,041 SBA Communications Corporation 1,258,032
34,337 Service Properties Trust 740,992
6,730 Spirit Realty Capital, Inc. 355,209
990 St. Joe Company
n
20,800
2,574 STAG Industrial, Inc. 82,986
23,252 Store Capital Corporation 912,641
15,118 Summit Hotel Properties, Inc. 167,659
883 Swiss Prime Site AG 107,801
5,418 TAG Immobilien AG 142,796
3,851 Terreno Realty Corporation 220,508
4,886 UMH Properties, Inc. 77,199
25,839 Uniti Group, Inc. 163,561
548 Universal Health Realty Income Trust 67,596
3,962 Urstadt Biddle Properties, Inc. 89,819
15,594 VICI Properties, Inc. 417,919
14,000 Wing Tai Holdings, Ltd. 20,519
Total 34,414,562
Utilities (0.2%)
2,427 AGL Energy, Ltd. 32,209
7,710 Alliant Energy Corporation 457,666
6,650 Artesian Resources Corporation 250,838
1,164 Chesapeake Utilities Corporation 111,988
6,496 CMS Energy Corporation 445,041
5,220 Consolidated Water Company, Ltd. 89,314
1,618 DTE Energy Company 214,563
3,309 Enagas SA 89,157
4,324 Entergy Corporation 568,692
27,732 Exelon Corporation 1,319,766
4,257 IDACORP, Inc. 477,593
2,058 Middlesex Water Company 134,305
5,831 New Jersey Resources Corporation 240,937
858 Northland Power, Inc. 19,314
4,138 NorthWestern Corporation 318,502
2,748 Otter Tail Corporation 147,183
9,677 PNM Resources, Inc. 524,784
2,694 Public Service Enterprise Group, Inc. 159,485
2,324 Southwest Gas Holdings, Inc. 175,485
3,880 Spire, Inc. 327,162

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.1%) Value
Utilities (0.2%) - continued
2,849 Unitil Corporation $ 175,755
Total 6,279,739
Total Common Stock
(cost $438,768,763) 532,412,643
Shares
Collateral Held for Securities Loaned
( 0.7% ) Value
18,479,369 Thrivent Cash Management Trust 18,479,369
Total Collateral Held for Securities
Loaned
(cost $18,479,369) 18,479,369
Shares or
Principal
Amount Short-Term Investments ( 12.3% ) Value
Federal Home Loan Bank Discount
Notes
2,600,000 1.545%, 2/12/2020
o,p
2,598,992
200,000 1.570%, 2/19/2020
o,p
199,862
9,300,000 1.570%, 2/26/2020
o,p
9,290,790
200,000 1.570%, 3/4/2020
o,p
199,740
200,000 1.581%, 3/20/2020
o,p
199,601
500,000 1.540%, 3/31/2020
o,p
498,765
5,800,000 1.550%, 4/7/2020
o,p
5,783,812
5,400,000 1.536%, 4/8/2020
o,p
5,384,693
Thrivent Core Short-Term Reserve
Fund
31,703,336 1.900% 317,033,357
Total Short-Term Investments (cost
$341,187,956) 341,189,612
Total Investments (cost
$2,578,674,419) 107.2% $2,982,840,394
Other Assets and Liabilities, Net
(7.2%) (199,894,692)
Total Net Assets 100.0% $2,782,945,702
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $107,919,739 or 3.9% of total net
assets.
i Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m In bankruptcy.  Interest is not being accrued.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of
January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,713,567
Common Stock 16,108,231
Total lending $17,821,798
Gross amount payable upon return of
collateral for securities loaned $18,479,369
Net amounts due to counterparty $657,571
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,920,320 – 2,471,875 448,445
Capital Goods 3,763,007 – 3,763,007 –
Communications Services 7,910,942 – 7,910,942 –
Consumer Cyclical 6,700,291 – 6,048,102 652,189
Consumer Non-Cyclical 9,242,257 – 9,242,257 –
Energy 2,709,727 – 2,508,812 200,915
Financials 4,316,843 – 4,316,843 –
Technology 3,473,986 – 3,473,986 –
Utilities 537,312 – 537,312 –
Registered Investment Companies
Unaffiliated 32,803,803 32,803,803 – –
Affiliated 969,991,319 969,991,319 – –
Long-Term Fixed Income
Asset-Backed Securities 27,894,984 – 27,894,984 –
Basic Materials 8,251,725 – 8,251,725 –
Capital Goods 14,746,795 – 14,746,795 –
Collateralized Mortgage Obligations 29,803,457 – 29,803,457 –
Commercial Mortgage-Backed Securities 11,595,337 – 11,595,337 –
Communications Services 28,220,148 – 28,220,148 –
Consumer Cyclical 20,585,064 – 20,585,064 –
Consumer Non-Cyclical 35,616,268 – 35,616,268 –
Energy 27,125,648 – 27,125,648 –
Financials 68,058,638 – 68,058,638 –
Mortgage-Backed Securities 269,775,506 – 269,775,506 –
Technology 16,151,477 – 16,151,477 –
Transportation 5,685,099 – 5,685,099 –
U.S. Government & Agencies 268,029,927 – 268,029,927 –
Utilities 21,365,719 – 21,365,719 –
Common Stock
Communications Services 15,320,246 14,827,111 493,135 –
Consumer Discretionary 47,663,214 46,145,047 1,518,167 –
Consumer Staples 20,351,238 19,361,138 990,100 –
Energy 15,807,403 15,210,384 597,019 –
Financials 94,743,346 89,623,776 5,119,570 –
Health Care 79,705,266 77,343,001 2,362,265 –
Industrials 83,336,546 80,220,081 3,116,465 –
Information Technology 111,868,654 110,108,420 1,760,234 –
Materials 22,922,429 22,023,552 898,875 2
Real Estate 34,414,562 32,981,134 1,433,428 –
Utilities 6,279,739 6,139,059 140,680 –
Short-Term Investments 24,156,255 – 24,156,255 –
Subtotal Investments in Securities $2,453,844,497 $1,516,777,825 $935,765,121 $1,301,551
Other Investments  * Total
Affiliated Short-Term Investments 317,033,357
Affiliated Registered Investment Companies 193,483,171
Collateral Held for Securities Loaned 18,479,369
Subtotal Other Investments $528,995,897
Total Investments at Value $2,982,840,394
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,159,020 9,159,020 – –
Total Asset Derivatives $9,159,020 $9,159,020 $– $–
Liability Derivatives
Futures Contracts 8,365,849 8,365,849 – –
Total Liability Derivatives $8,365,849 $8,365,849 $– $–

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $20,759,622 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 216 March 2020 $ 46,585,789 $ 147,837
CBOT 5-Yr. U.S. Treasury Note 128 March 2020 15,240,399 160,600
CBOT U.S. Long Bond 280 March 2020 44,553,729 1,235,021
CME E-mini S&P 500 Index 1,078 March 2020 171,334,694 2,438,906
CME Euro Foreign Exchange Currency 252 March 2020 35,183,477 (160,202)
Eurex Euro STOXX 50 Index 851 March 2020 35,312,313 (1,174,912)
ICE mini MSCI EAFE Index 1,189 March 2020 120,889,312 (3,386,386)
ICE US mini MSCI Emerging Markets Index 1,190 March 2020 65,502,875 (3,021,925)
Total Futures Long Contracts $ 534,602,588 ( $ 3,761,061)
CBOT 10-Yr. U.S. Treasury Note (158) March 2020 ( $ 20,512,062) ( $ 289,626)
CME E-mini Russell 2000 Index (1,829) March 2020 (150,841,243) 3,176,928
CME E-mini S&P Mid-Cap 400 Index (684) March 2020 (139,278,528) 1,999,728
CME Ultra Long Term U.S. Treasury Bond (42) March 2020 (7,844,673) (290,202)
Ultra 10-Yr. U.S. Treasury Note (13) March 2020 (1,850,935) (42,596)
Total Futures Short Contracts ( $ 320,327,441) $4,554,232
Total Futures Contracts $ 214,275,147 $793,171

Moderate Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,746 $4,789 $– $58,217 5,747 2.1%
Core International Equity 22,078 861 – 22,604 2,369 0.8
Core Low Volatility Equity 79,651 32,112 – 112,662 9,250 4.0
Global Stock, Class S 53,135 6,513 – 55,508 2,271 2.0
High Yield, Class S 39,438 528 – 40,300 8,449 1.4
Income, Class S 123,505 1,514 – 126,983 13,091 4.6
International Allocation, Class S 131,555 3,396 – 134,220 13,185 4.8
Large Cap Growth, Class S 176,773 8,636 – 196,161 14,466 7.1
Large Cap Value, Class S 198,943 3,842 – 203,713 8,927 7.3
Limited Maturity Bond, Class S 66,637 408 – 67,312 5,355 2.4
Mid Cap Stock, Class S 112,060 3,209 – 116,134 4,251 4.2
Small Cap Stock, Class S 28,853 2,477 – 29,659 1,285 1.1
Total Affiliated Registered Investment Companies 1,084,374 1,163,473 41.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 347,257 176,549 206,773 317,033 31,703 11.4
Total Affiliated Short-Term Investments 347,257 317,033 11.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,533 42,407 32,461 18,479 18,479 0.7
Total Collateral Held for Securities Loaned 8,533 18,479 0.7
Total Value $1,440,164 $1,498,985
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,682 $– $611
Core International Equity – (335) – 861
Core Low Volatility Equity Fund – 899 2,502 1,610
Global Stock, Class S – (4,140) 5,606 907
High Yield, Class S – 334 – 528
Income, Class S – 1,965 568 945
International Allocation, Class S – (731) – 3,396
Large Cap Growth, Class S – 10,752 8,636 –
Large Cap Value, Class S – 928 – 3,842
Limited Maturity Bond, Class S – 267 – 407
Mid Cap Stock, Class S – 866 2,766 442
Small Cap Stock, Class S – (1,671) 2,341 136
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 2 1,603
Total Income/Non Income Cash from Affiliated Investments $15,288
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $– $10,816 $22,421

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 250,492
4.395%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 239,220
Big River Steel, LLC, Term Loan
219,938
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
220,487
Chemours Company, Term Loan
284,925
3.400%,  (LIBOR 1M +
1.750%), 4/3/2025
b
273,765
Momentive Performance Materials
USA, LLC, Term Loan
149,250
4.900%,  (LIBOR 1M +
3.250%), 5/15/2024
b,c
149,623
MRC Global (US), Inc., Term Loan
982,456
4.645%,  (LIBOR 1M +
3.000%), 9/22/2024
b
985,531
Nouryon USA, LLC, Term Loan
250,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
249,688
Peabody Energy Corporation, Term
Loan
162,113
4.395%,  (LIBOR 1M +
2.750%), 3/31/2025
b,c
129,690
Pixelle Specialty Solutions, LLC, Term
Loan
35,000
0.000%,  (LIBOR 1M +
6.500%), 10/31/2024
b
34,431
257,400
7.645%,  (LIBOR 1M + 6.000%),
10/31/2024
b
251,822
Total 2,534,257
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
192,220
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
192,199
BWAY Holding Company, Term Loan
224,425
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
222,555
Flex Acquisition Company, Inc. Term
Loan
315,000
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b
310,275
GFL Environmental, Inc., Term Loan
232,055
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
231,301
Navistar, Inc., Term Loan
112,700
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
b
112,785
TransDigm, Inc., Term Loan
233,220
4.145%,  (LIBOR 1M +
2.500%), 6/9/2023
b
232,928
520,000
0.000%,  (LIBOR 1M +
2.250%), 12/31/2025
b
519,220
Vertiv Group Corporation, Term Loan
599,098
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
598,097
Total 2,419,360
Communications Services (0.2%)
Altice France SA, Term Loan
170,188
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
168,380
Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
CenturyLink, Inc., Term Loan
$ 755,000
0.000%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
$ 753,822
CommScope Inc., Term Loan
119,700
4.895%,  (LIBOR 1M +
3.250%), 4/4/2026
b
119,500
Coral-US Co-Borrower, LLC, Term
Loan
610,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
608,475
CSC Holdings, LLC, Term Loan
72,938
3.926%,  (LIBOR 1M +
2.250%), 7/17/2025
b
72,989
Diamond Sports Group, LLC, Term
Loan
204,488
4.910%,  (LIBOR 1M +
3.250%), 8/24/2026
b
204,169
Entercom Media Corporation, Term
Loan
195,000
4.160%,  (LIBOR 1M +
2.500%), 11/17/2024
b
196,057
Frontier Communications
Corporation, Term Loan
508,133
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
512,365
HCP Acquisition, LLC, Term Loan
297,975
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
298,628
Intelsat Jackson Holdings SA, Term
Loan
310,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
308,645
Mediacom Illinois, LLC, Term Loan
117,900
3.320%,  (LIBOR 1W +
1.750%), 2/15/2024
b
118,342
NEP Group, Inc., Term Loan
202,950
4.895%,  (LIBOR 1M +
3.250%), 10/20/2025
b
198,552
30,000
8.645%,  (LIBOR 1M + 7.000%),
10/19/2026
b
27,500
SBA Senior Finance II, LLC, Term
Loan
209,468
3.400%,  (LIBOR 1M +
1.750%), 4/11/2025
b
209,600
Sprint Communications, Inc., Term
Loan
714,787
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
698,705
Terrier Media Buyer, Inc., Term Loan
190,000
6.148%,  (LIBOR 3M +
4.250%), 12/17/2026
b
191,378
TNS, Inc., Term Loan
340,109
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
329,199
WideOpenWest Finance, LLC, Term
Loan
205,275
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
203,009
Windstream Services, LLC, Term
Loan
60,000
4.150%,  (LIBOR 1M +
2.500%), 2/26/2021
b
60,113

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
$ 193,515
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
$ 187,226
Total 5,466,654
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term Loan
30,521
3.811%,  (LIBOR 1W +
2.250%), 9/15/2023
b
30,588
Cengage Learning, Inc., Term Loan
293,254
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
b
279,416
Eldorado Resorts, Inc., Term Loan
16,853
3.938%,  (LIBOR 1M +
2.250%), 4/17/2024
b
16,838
Four Seasons Hotels, Ltd., Term Loan
200,859
3.645%,  (LIBOR 1M +
2.000%), 11/30/2023
b
201,975
Golden Entertainment, Inc., Term
Loan
381,175
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
381,652
Golden Nugget, LLC, Term Loan
402,069
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
402,612
LCPR Loan Financing, LLC, Term
Loan
485,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
490,456
Men's Warehouse, Inc., Term Loan
206,747
5.031%,  (LIBOR 1M +
3.250%), 4/9/2025
b
169,663
Mohegan Gaming and
Entertainment, Term Loan
283,558
5.645%,  (LIBOR 1M +
4.000%), 10/13/2023
b
279,837
Penn National Gaming, Inc., Term
Loan
163,350
3.895%,  (LIBOR 1M +
2.250%), 10/15/2025
b
163,894
Scientific Games International, Inc.,
Term Loan
786,223
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
783,471
Staples, Inc., Term Loan
109,450
6.281%,  (LIBOR 1M +
4.500%), 9/12/2024
b
107,535
353,400
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
b
346,685
Stars Group Holdings BV, Term Loan
177,839
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
178,737
Wyndham Hotels & Resorts, Inc.,
Term Loan
138,250
3.395%,  (LIBOR 1M +
1.750%), 5/30/2025
b
139,039
Total 3,972,398
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
548,800
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
535,596
98,000
5.895%,  (LIBOR 1M +
4.250%), 3/14/2025
b
94,325
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Albertson's LLC, Term Loan
$ 653,363
4.395%,  (LIBOR 1M +
2.750%), 8/17/2026
b
$ 653,362
Bausch Health Companies, Inc.,
Term Loan
970,522
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
973,919
Chobani, LLC, Term Loan
233,198
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
b
232,907
Endo International plc, Term Loan
613,899
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
590,878
JBS USA LUX SA, Term Loan
384,432
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
386,046
Libbey Glass, Inc., Term Loan
106,761
4.699%,  (LIBOR 1M +
3.000%), 4/9/2021
b
79,385
Mallinckrodt International Finance
SA, Term Loan
307,652
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
255,480
McGraw-Hill Global Education
Holdings, LLC, Term Loan
400,038
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
381,944
MPH Acquisition Holdings, LLC, Term
Loan
620,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
608,685
Ortho-Clinical Diagnostics SA, Term
Loan
596,907
4.905%,  (LIBOR 1M +
3.250%), 6/30/2025
b,d,e
590,007
R.R. Donnelley & Sons Company,
Term Loan
39,799
6.645%,  (LIBOR 1M +
5.000%), 1/15/2024
b
40,110
Sotera Health Holdings, LLC, Term
Loan
205,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
205,642
Total 5,628,286
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
194,025
6.395%,  (LIBOR 1M +
4.750%), 12/19/2025
b
175,957
Calpine Corporation, Term Loan
219,821
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
220,417
CONSOL Energy, Inc., Term Loan
188,575
6.150%,  (LIBOR 1M +
4.500%), 9/28/2024
b
162,802
Fieldwood Energy, LLC, Term Loan
255,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
216,878
McDermott Technology (Americas),
Inc., Term Loan
338,962
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
208,038

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Energy (<0.1%) - continued
Radiate Holdco, LLC, Term Loan
$ 803,476
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
$ 803,565
Total 1,787,657
Financials (0.1%)
Cyxtera DC Holdings, Inc., Term Loan
297,101
4.670%,  (LIBOR 1M +
3.000%), 5/1/2024
b
256,089
50,000
8.940%,  (LIBOR 1M + 7.250%),
5/1/2025
b
30,094
Digicel International Finance, Ltd.,
Term Loan
455,679
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
411,628
GGP Nimbus, LLC, Term Loan
1,071,437
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,065,577
Grizzly Finco, Term Loan
264,331
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
262,679
Harland Clarke Holdings Corporation,
Term Loan
152,845
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
121,486
Level 3 Financing, Inc., Term Loan
325,000
3.395%,  (LIBOR 1M +
1.750%), 3/1/2027
b
324,269
MoneyGram International, Inc., Term
Loan
173,537
7.645%,  (LIBOR 1M + 6.000%),
6/30/2023
b
163,992
Tronox Finance, LLC, Term Loan
421,608
4.519%,  (LIBOR 1M +
2.750%), 9/22/2024
b
421,540
Total 3,057,354
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
244,387
5.145%,  (LIBOR 1M +
3.500%), 8/21/2026
b
245,074
Prime Security Services Borrower,
LLC, Term Loan
773,063
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
773,062
Rackspace Hosting, Inc., Term Loan
647,618
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
621,597
SS&C Technologies Holdings Europe
SARL, Term Loan
89,928
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
89,909
SS&C Technologies, Inc., Term Loan
115,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
114,976
80,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
79,983
150,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
149,847
126,025
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
125,999
Total 2,200,447
Principal
Amount Bank Loans (0.9%)
a
Value
Utilities (<0.1%)
Core and Main, LP, Term Loan
$ 249,262
4.572%,  (LIBOR 1M +
2.750%), 8/1/2024
b
$ 248,562
Total 248,562
Total Bank Loans
(cost $27,796,348) 27,314,975
Shares
Registered Investment Companies
( 49.3% ) Value
Unaffiliated  (1.2%)
12,257 Consumer Discretionary Select
Sector SPDR Fund 1,536,047
18,971 Health Care Select Sector SPDR
Fund 1,880,785
36,000 Invesco Senior Loan ETF 813,960
1,009 iShares iBoxx $ High Yield Corporate
Bond ETF 88,318
68,695 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
9,005,227
7,534 iShares Russell 2000 Index Fund
g
1,209,433
14,639 iShares Russell 2000 Value Index
Fund 1,783,616
22,174 Materials Select Sector SPDR Fund 1,277,888
3,536 ProShares Ultra S&P 500
g
531,036
2,000 SPDR Bloomberg Barclays High Yield
Bond ETF 218,080
48,372 SPDR S&P 500 ETF Trust 15,562,724
24,355 SPDR S&P Biotech ETF
g
2,170,518
67,406 SPDR S&P Metals & Mining ETF 1,677,735
35,008 VanEck Vectors Oil Services ETF 381,587
Total 38,136,954
Affiliated  (48.1%)
3,629,466 Thrivent Core Emerging Markets
Debt Fund 36,766,486
9,262,251 Thrivent Core International Equity
Fund 88,361,871
13,326,580 Thrivent Core Low Volatility Equity
Fund 162,317,750
5,806,792 Thrivent Global Stock Fund, Class S 141,918,007
4,829,240 Thrivent High Yield Fund, Class S 23,035,475
7,242,616 Thrivent Income Fund, Class S 70,253,375
24,592,671 Thrivent International Allocation
Fund, Class S 250,353,386
18,377,514 Thrivent Large Cap Growth Fund,
Class S 249,199,095
10,485,572 Thrivent Large Cap Value Fund,
Class S 239,280,754
2,983,421 Thrivent Limited Maturity Bond Fund,
Class S 37,501,597
6,524,255 Thrivent Mid Cap Stock Fund, Class S 178,242,640
1,979,441 Thrivent Small Cap Stock Fund,
Class S 45,685,506
Total 1,522,915,942
Total Registered Investment
Companies (cost $1,241,684,083) 1,561,052,896
Shares Common Stock ( 24.9% ) Value
Communications Services (0.5%)
4,090 Activision Blizzard, Inc. 239,183
2,406 Alphabet, Inc., Class A
h
3,447,269
1,225 Alphabet, Inc., Class C
h
1,756,932
49,481 Auto Trader Group plc
i
365,109

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Communications Services (0.5%) - continued
2,286 Carsales.com, Ltd. $ 26,020
7,830 Comcast Corporation 338,178
26,090 DISH Network Corporation
h
959,068
7,072 Facebook, Inc.
h
1,427,908
2,640 Hemisphere Media Group, Inc.
h
35,482
25,000 HKT Trust and HKT, Ltd. 37,318
17,828 Interpublic Group of Companies, Inc. 404,696
842 Ipsos SA 27,281
19,787 Live Nation Entertainment, Inc.
h
1,348,682
23,262 Mediaset Espana Comunicacion SA 127,362
3,692 News Corporation 51,577
1,100 Nippon Telegraph & Telephone
Corporation 28,047
85,463 ORBCOMM, Inc.
h
306,812
58,031 QuinStreet, Inc.
h
751,792
2,140 Rightmove plc 18,546
3,471 Scholastic Corporation 114,369
11,349 Seven West Media, Ltd.
h
1,868
19,828 Take-Two Interactive Software, Inc.
h
2,471,362
8,800 TV Asahi Holdings Corporation 167,856
25,993 Twitter, Inc.
h
844,253
8,523 Verizon Communications, Inc. 506,607
1,564 ViacomCBS, Inc. 53,379
498 Walt Disney Company 68,878
1,978 Wolters Kluwer NV 148,631
19,806 Zillow Group, Inc.
h
915,037
Total 16,989,502
Consumer Discretionary (2.4%)
1,527 Alibaba Group Holding, Ltd. ADR
h
315,463
2,325 Amazon.com, Inc.
h
4,670,274
1,051 American Public Education, Inc.
h
25,045
1,000 AOKI Holdings, Inc. 9,756
2,200 Aoyama Trading Company, Ltd. 28,203
5,259 Aptiv plc 445,911
1,300 Autobacs Seven Company, Ltd. 18,944
60 AutoZone, Inc.
h
63,478
1,800 Benesse Holdings, Inc. 49,446
2,086 Berkeley Group Holdings plc 144,339
637 Booking Holdings, Inc.
h
1,166,060
26,178 BorgWarner, Inc. 897,644
5,700 Bridgestone Corporation 201,888
32,571 Bright Horizons Family Solutions,
Inc.
h
5,332,850
16,901 Burlington Stores, Inc.
h
3,675,460
20,408 Canada Goose Holdings, Inc.
g,h
612,240
3,166 Century Casinos, Inc.
h
26,373
2,469 Chipotle Mexican Grill, Inc.
h
2,140,030
1,300 Chiyoda Company, Ltd. 17,469
19,800 Citizen Watch Company, Ltd. 95,722
11,878 Cooper-Standard Holdings, Inc.
h
315,005
42,419 Crocs, Inc.
h
1,608,104
12,664 Culp, Inc. 159,946
1,647 D.R. Horton, Inc. 97,502
29,761 Delphi Technologies plc
h
456,534
9,700 Denso Corporation 397,915
70,084 Designer Brands, Inc. 997,996
5,099 Domino's Pizza, Inc. 1,436,643
53,247 Duluth Holdings, Inc.
g,h
449,937
16,010 Emerald Expositions Events, Inc. 166,984
8,793 Ethan Allen Interiors, Inc. 142,007
41,297 Etsy, Inc.
h
2,015,707
600 Exedy Corporation 12,416
35,361 Five Below, Inc.
h
4,003,572
7,137 Garrett Motion, Inc.
h
60,094
1,652 Genuine Parts Company 154,578
Shares Common Stock (24.9%) Value
Consumer Discretionary (2.4%) - continued
37,685 G-III Apparel Group, Ltd.
h
$ 1,025,409
3,850 Goodyear Tire & Rubber Company 50,550
22,080 Grand Canyon Education, Inc.
h
1,728,422
1,836 Harley-Davidson, Inc. 61,322
13,853 Home Depot, Inc. 3,159,869
1,000 Honda Motor Company, Ltd. 25,575
2,244 Hooker Furniture Corporation 55,292
94 Johnson Outdoors, Inc. 7,388
26,415 Knoll, Inc. 654,035
13,281 Lear Corporation 1,635,954
5,983 Lowe's Companies, Inc. 695,464
5,589 Lululemon Athletica, Inc.
h
1,337,951
946 Madison Square Garden Company
h
280,196
8,322 Marcus Corporation 242,586
3,141 McDonald's Corporation 672,080
9,580 Modine Manufacturing Company
h
67,347
430 Mohawk Industries, Inc.
h
56,622
18,411 Moneysupermarket.com Group plc 79,030
51,731 Movado Group, Inc. 890,808
6,700 NHK Spring Company, Ltd. 53,945
3,098 NIKE, Inc. 298,337
77,200 Nissan Motor Company, Ltd. 418,910
36,607 Norwegian Cruise Line Holdings,
Ltd.
h
1,971,287
314 NVR, Inc.
h
1,198,529
33,433 Ollie's Bargain Outlet Holdings, Inc.
h
1,773,286
1,300 Onward Holdings Company, Ltd. 7,468
2,145 O'Reilly Automotive, Inc.
h
871,085
15,117 Oxford Industries, Inc. 1,049,120
2,200 Park24 Company, Ltd. 55,248
51,097 Planet Fitness, Inc.
h
4,128,127
145,105 Playa Hotels and Resorts NV
h
1,018,637
900 PLENUS Company, Ltd.
g
16,385
129,670 Red Rock Resorts, Inc. 3,178,212
11,515 Redrow plc 120,884
7,494 RH
h
1,564,373
1,800 Rinnai Corporation 128,308
3,806 Ruth's Hospitality Group, Inc. 78,023
2,800 Sangetsu Company, Ltd. 49,416
800 SHIMAMURA Company, Ltd. 60,107
1,540 Sony Corporation ADR 108,077
15,080 Standard Motor Products, Inc. 732,586
2,255 Starbucks Corporation 191,292
800 Start Today Company, Ltd. 13,325
29,900 Sumitomo Electric Industries, Ltd. 398,616
600 Sumitomo Forestry Company, Ltd. 8,332
21,400 Sumitomo Rubber Industries, Ltd. 235,128
4,363 Super Retail Group, Ltd. 27,166
400 Takara Standard Company, Ltd. 6,862
43,273 Taylor Wimpey plc 122,912
23,374 Texas Roadhouse, Inc. 1,460,875
15,896 TJX Companies, Inc. 938,500
6,600 Toyoda Gosei Company, Ltd. 149,745
11,335 Tupperware Brands Corporation 70,957
6,740 Ulta Beauty, Inc.
h
1,805,713
500 United Arrows, Ltd. 13,296
9,682 Vail Resorts, Inc. 2,270,526
22,505 Wingstop, Inc. 2,087,789
28,296 Zumiez, Inc.
h
881,986
Total 74,700,805
Consumer Staples (0.9%)
1,700 Arcs Company, Ltd. 29,910
8,204 Calavo Growers, Inc.
g
628,508
2,007 Carlsberg AS 293,090
26,876 Casey's General Stores, Inc. 4,323,273

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Consumer Staples (0.9%) - continued
2,985 Central Garden & Pet Company
h
$ 96,147
43,551 Coca-Cola Company 2,543,378
30,769 Colgate-Palmolive Company 2,270,137
2,704 Costco Wholesale Corporation 826,126
150,669 Cott Corporation 2,303,729
2,031 ForFarmers BV 13,290
497 Glanbia plc 5,804
111,076 Hain Celestial Group, Inc.
h
2,689,150
15,757 John B. Sanfilippo & Son, Inc. 1,328,315
900 Kewpie Corporation 18,770
650 Kimberly-Clark Corporation 93,106
7 Lindt & Spruengli AG 58,757
273 L'Oreal SA 75,934
400 Ministop Company, Ltd. 5,646
15,486 Monster Beverage Corporation
h
1,031,368
5,711 Nestle SA 629,882
23,177 PepsiCo, Inc. 3,291,597
2,641 Philip Morris International, Inc. 218,411
15,142 Procter & Gamble Company 1,886,996
3,596 Seneca Foods Corporation
h
142,222
1,300 Seven & I Holdings Company, Ltd. 49,846
29,437 Simply Good Foods Company
h
676,168
2,800 Sugi Holdings Company, Ltd. 140,286
9,100 Sundrug Company, Ltd. 308,382
100,944 SunOpta, Inc.
h
272,549
103,957 Turning Point Brands, Inc. 2,374,378
3,229 Unilever NV 188,420
1,786 Unilever plc 106,537
7,480 Wal-Mart Stores, Inc. 856,385
Total 29,776,497
Energy (0.6%)
27,207 Abraxas Petroleum Corporation
h
6,230
2,203 Apache Corporation 60,450
124,823 Archrock, Inc. 1,042,272
5,143 BP plc ADR 185,817
72,495 Callon Petroleum Company
g,h
217,485
30,755 Centennial Resource Development,
Inc.
h
100,261
2,379 Chevron Corporation 254,886
22,954 Cimarex Energy Company 1,007,451
6,600 Concho Resources, Inc. 500,148
1,390 ConocoPhillips 82,608
23,775 Continental Resources, Inc. 647,155
2,170 Contura Energy, Inc.
h
12,564
33,106 Core Laboratories NV
g
1,163,014
19,079 Devon Energy Corporation 414,396
28,083 Diamond Offshore Drilling, Inc.
g,h
130,024
18,871 Diamondback Energy, Inc. 1,404,002
3,060 Enterprise Products Partners, LP 78,856
7,752 EOG Resources, Inc. 565,198
233,295 Euronav NV 2,304,955
2,343 Evolution Petroleum Corporation 11,809
19,214 Exterran Corporation
h
103,756
1,150 Exxon Mobil Corporation 71,438
28,433 Frank's International NV
h
99,515
232 Gaztransport Et Technigaz SA 23,452
31,352 Gran Tierra Energy, Inc.
g,h
31,239
3,490 Halliburton Company 76,117
13,422 Helmerich & Payne, Inc. 544,262
60,400 JXTG Holdings, Inc. 256,892
17,536 Liberty Oilfield Services, Inc. 148,705
68,059 Marathon Oil Corporation 773,831
3,110 Marathon Petroleum Corporation 169,495
111,090 Nabors Industries, Ltd. 229,956
118,360 Nine Energy Service, Inc.
h
572,862
Shares Common Stock (24.9%) Value
Energy (0.6%) - continued
935 Oasis Petroleum, Inc.
h
$ 2,104
35,290 Oceaneering International, Inc.
h
437,949
919 Oil States International, Inc.
h
9,907
9,112 Pacific Drilling SA
h
16,766
1,194 Parsley Energy, Inc. 19,868
83,300 Patterson-UTI Energy, Inc. 661,402
7,862 PDC Energy, Inc.
h
169,741
2,194 Penn Virginia Corporation
h
46,886
980 Pioneer Natural Resources Company 132,300
109,898 QEP Resources, Inc. 348,377
11,921 Royal Dutch Shell plc, Class A 313,050
19,234 Royal Dutch Shell plc, Class B 505,404
10,561 SEACOR Holdings, Inc.
h
396,988
158,840 Southwestern Energy Company
g,h
249,379
64,333 Talos Energy, Inc.
h
1,411,466
27,590 TechnipFMC plc 455,511
1,385 Total SA 67,437
10,215 Transocean, Ltd.
h
46,580
1,616 Whiting Petroleum Corporation
h
7,337
67,938 WPX Energy, Inc.
h
811,859
Total 19,401,412
Financials (4.3%)
466 1st Source Corporation 21,991
10,828 AB Industrivarden 255,233
2,840 Aflac, Inc. 146,459
18,582 AG Mortgage Investment Trust, Inc. 294,525
2,077 Alleghany Corporation
h
1,656,740
2,817 Allianz SE 672,543
40,811 Ally Financial, Inc. 1,307,176
48,722 American Financial Group, Inc. 5,300,466
1,750 American International Group, Inc. 87,955
5,487 Ameriprise Financial, Inc. 907,605
27,459 Ameris Bancorp 1,103,577
2,427 Aon plc 534,547
5,078 Argo Group International Holdings,
Ltd. 333,117
14,847 Arthur J. Gallagher & Company 1,522,857
3,165 Artisan Partners Asset Management,
Inc. 105,711
9,152 Associated Banc-Corp 182,399
90,458 Assured Guaranty, Ltd. 4,146,595
2,656 Baloise Holding AG 479,883
28,477 Bank Leumi Le-Israel BM 204,748
21,241 Bank of America Corporation 697,342
2,438 Bank of Marin Bancorp 107,418
6,851 Bank of Montreal
g
522,496
34,986 Bank of N.T. Butterfield & Son, Ltd. 1,162,235
3,074 Bank OZK 83,551
12,127 BankFinancial Corporation 151,224
1,851 BankUnited, Inc. 61,083
16,879 Banner Corporation 870,112
13,707 Berkshire Hathaway, Inc.
h
3,076,262
2,569 BlackRock, Inc. 1,354,762
3,155 BOK Financial Corporation 248,929
60,455 Boston Private Financial Holdings,
Inc. 689,187
59,538 Bridgewater Bancshares, Inc.
h
785,902
119,946 BrightSphere Investment Group 1,104,703
10,251 Brown & Brown, Inc. 460,270
5,024 Byline Bancorp, Inc. 96,963
2,369 Capital One Financial Corporation 236,426
12,291 Cboe Global Markets, Inc. 1,514,497
5,266 Charles Schwab Corporation 239,866
850 Chubb, Ltd. 129,192
30,008 CI Financial Corporation 525,832

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Financials (4.3%) - continued
6,627 Cincinnati Financial Corporation $ 695,504
16,645 CIT Group, Inc. 760,843
5,980 Citigroup, Inc. 444,972
21,461 Citizens Financial Group, Inc. 800,066
572 City Holding Company 43,289
5,611 CNP Assurances 101,000
9,184 Cohen & Steers, Inc. 679,432
47,488 Comerica, Inc. 2,904,366
641 Commonwealth Bank of Australia 36,292
2,754 Community Bank System, Inc. 182,508
18,936 Community Trust Bancorp, Inc. 828,450
22,054 Cullen/Frost Bankers, Inc. 1,966,335
16,900 DBS Group Holdings, Ltd. 311,316
827 Deutsche Boerse AG 134,242
9,883 Deutsche Pfandbriefbank AG
i
159,181
538 Diamond Hill Investment Group, Inc. 75,734
12,277 Discover Financial Services 922,371
14,859 DnB ASA 259,774
67,021 E*TRADE Financial Corporation 2,856,435
5,422 East West Bancorp, Inc. 248,544
5,417 Ellington Residential Mortgage REIT 58,287
6,144 Enstar Group, Ltd.
h
1,199,862
5,785 Enterprise Financial Services
Corporation 251,705
25,544 Essent Group, Ltd. 1,267,238
4,338 Euronext NV
i
376,032
149,750 Everi Holdings, Inc.
h
1,871,875
4,118 FBL Financial Group, Inc. 221,466
1,563 Federal Agricultural Mortgage
Corporation 119,257
24,171 Fifth Third Bancorp 687,665
12,372 Financial Institutions, Inc. 381,181
8,203 First American Financial Corporation 508,422
629 First Bancorp 22,317
1,170 First Bancshares, Inc. 40,271
22,626 First Busey Corporation 576,963
5,726 First Citizens BancShares, Inc. 3,016,571
28,140 First Defiance Financial Corporation 827,035
10,036 First Financial Corporation 418,802
1,421 First Hawaiian, Inc. 41,294
41,427 First Interstate BancSystem, Inc. 1,594,940
629 First Mid-Illinois Bancshares, Inc. 20,600
15,748 First Midwest Bancorp, Inc. 314,015
1,658 First of Long Island Corporation 36,575
19,327 First Republic Bank 2,142,978
42,740 FlexiGroup, Ltd. 59,346
280 Goldman Sachs Group, Inc. 66,570
20,323 Great Southern Bancorp, Inc. 1,156,582
8,258 Great Western Bancorp, Inc. 244,024
33,631 Hamilton Lane, Inc. 2,184,333
8,929 Hancock Whitney Corporation 354,838
1,284 Hanmi Financial Corporation 21,597
12,696 Hanover Insurance Group, Inc. 1,759,412
13,914 Hartford Financial Services Group,
Inc. 824,822
26,782 Heartland Financial USA, Inc. 1,309,908
126,921 Heritage Commerce Corporation 1,472,284
1,281 Heritage Financial Corporation 33,024
15,778 Hometrust Bancshares, Inc. 418,433
19,368 Horace Mann Educators Corporation 833,018
21,915 Horizon Bancorp, Inc. 370,802
18,764 Houlihan Lokey, Inc. 972,913
78,910 HSBC Holdings plc 573,689
738 IA Financial Corporation, Inc. 40,614
28,716 IBERIABANK Corporation 2,087,940
21,466 Independent Bank Corporation 458,943
Shares Common Stock (24.9%) Value
Financials (4.3%) - continued
23,132 Interactive Brokers Group, Inc. $ 1,087,204
22,592 Intercontinental Exchange, Inc. 2,253,326
6,462 International Bancshares
Corporation 254,603
66,632 Israel Discount Bank, Ltd. 302,218
4,351 J.P. Morgan Chase & Company 575,898
10,875 Kemper Corporation 809,318
77,884 KeyCorp 1,457,210
542 L E Lundbergforetagen AB 23,529
7,886 Lakeland Bancorp, Inc. 128,069
4,895 Laurentian Bank of Canada
g
158,864
6,261 Loews Corporation 322,128
14,581 M&T Bank Corporation 2,457,190
23,104 Manulife Financial Corporation 450,069
1,213 Markel Corporation
h
1,422,813
3,623 Mercantile Bank Corporation 118,726
22,781 Meridian Bancorp, Inc. 409,830
2,470 MetLife, Inc. 122,784
25,165 MidWestOne Financial Group, Inc. 813,836
2,760 Morgan Stanley 144,238
5,590 MSCI, Inc. 1,597,622
313 Muenchener Rueckversicherungs-
Gesellschaft AG 92,285
5,584 National Bank of Canada 309,833
242 National Western Life Group, Inc. 64,372
1,353 NBT Bancorp, Inc. 51,130
14,834 Northern Trust Corporation 1,450,914
5,682 Northwest Bancshares, Inc. 89,349
2,721 OFG Bancorp 53,631
3,834 Old Republic International
Corporation 86,457
11,318 Old Second Bancorp, Inc. 139,042
726 Onex Corporation 46,575
1,304 Paragon Banking Group plc 8,747
1,120 Pargesa Holding SA 89,722
387 Park National Corporation 36,753
26,739 PCSB Financial Corporation 531,571
708 Peapack-Gladstone Financial
Corporation 20,695
3,317 Peoples Bancorp, Inc. 107,935
31,756 Popular, Inc. 1,777,066
6,316 Power Corporation of Canada
g
157,590
1,457 Power Financial Corporation 37,818
10,100 Primerica, Inc. 1,197,456
75,928 Prosight Global, Inc.
h
1,098,678
1,986 Provident Financial Services, Inc. 45,301
800 Prudential Financial, Inc. 72,848
15,090 QCR Holdings, Inc. 620,199
37,418 Radian Group, Inc. 916,367
25,529 Raymond James Financial, Inc. 2,334,116
14,002 Reinsurance Group of America, Inc. 2,016,988
7,166 Renasant Corporation 228,810
2,419 Royal Bank of Canada 191,158
971 S&P Global, Inc. 285,212
2,041 Safety Insurance Group, Inc. 187,935
8,606 Sandy Spring Bancorp, Inc. 299,489
21,156 Santander Consumer USA Holdings,
Inc. 563,173
84,829 Seacoast Banking Corporation of
Florida
h
2,303,107
36,856 SEI Investments Company 2,405,223
1,055 Selective Insurance Group, Inc. 69,894
1,500 Senshu Ikeda Holdings, Inc. 2,738
3,300 Singapore Exchange, Ltd. 20,936
27,576 Spirit of Texas Bancshares, Inc.
h
572,202
37,147 State Auto Financial Corporation 1,118,496

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Financials (4.3%) - continued
12,779 Sun Life Financial, Inc. $ 600,808
9,713 SVB Financial Group
h
2,334,325
1,053 Swiss Life Holding AG 529,316
87,429 Synovus Financial Corporation 3,061,764
14,378 T. Rowe Price Group, Inc. 1,919,894
4,777 Territorial Bancorp, Inc. 138,676
14,325 TMX Group, Ltd. 1,325,447
1,465 Topdanmark AS 69,229
15,065 Toronto-Dominion Bank 832,593
13,218 TPG RE Finance Trust, Inc. 270,572
11,453 TriCo Bancshares 416,889
17,171 Triumph Bancorp, Inc.
h
669,326
47,843 TrustCo Bank Corporation 379,395
4,320 U.S. Bancorp 229,910
1,254 UMB Financial Corporation 83,341
10,098 Umpqua Holdings Corporation 170,656
1,340 Univest Financial Corporation 33,286
110 Virtus Investment Partners, Inc. 13,533
6,924 Washington Trust Bancorp, Inc. 327,713
24,040 Webster Financial Corporation 1,078,434
4,697 Wells Fargo & Company 220,477
5,622 WesBanco, Inc. 186,201
986 Westamerica Bancorporation 62,473
6,619 Western Alliance Bancorp 365,567
581 Westwood Holdings Group, Inc. 16,314
1,528 Willis Towers Watson plc 322,851
38,627 Wintrust Financial Corporation 2,444,317
62,651 Zions Bancorporations NA 2,849,994
221 Zurich Insurance Group AG 91,741
Total 136,687,804
Health Care (3.6%)
22,206 Abbott Laboratories 1,935,031
21,710 Aerie Pharmaceuticals, Inc.
g,h
444,621
28,676 Agilent Technologies, Inc. 2,367,491
28,871 Agios Pharmaceuticals, Inc.
h
1,406,884
9,089 Alexion Pharmaceuticals, Inc.
h
903,356
9,064 Alkermes plc
h
157,804
5,224 AmerisourceBergen Corporation 446,965
10,896 Amgen, Inc. 2,354,081
7,825 Arena Pharmaceuticals, Inc.
h
357,524
237 Atrion Corporation 170,448
57,518 Axonics Modulation Technologies,
Inc.
g,h
1,669,748
29,951 Bausch Health Companies, Inc.
h
821,556
4,481 Becton, Dickinson and Company 1,233,082
272 Biogen, Inc.
h
73,127
11,846 BioMarin Pharmaceutical, Inc.
h
989,141
6,318 Bio-Rad Laboratories, Inc.
h
2,280,293
17,839 Bio-Techne Corporation 3,745,655
4,082 Bluebird Bio, Inc.
h
325,295
1,947 Bruker Corporation 96,318
69,380 Catalent, Inc.
h
4,239,118
2,510 Centene Corporation
h
157,653
15,389 Charles River Laboratories
International, Inc.
h
2,378,832
3,349 Chemed Corporation 1,564,117
801 Cigna Holding Company 154,096
25,025 CryoLife, Inc.
h
744,243
3,793 CSL, Ltd. 780,099
3,848 CVS Health Corporation 260,971
3,218 Danaher Corporation 517,680
8,595 Dexcom, Inc.
h
2,069,246
4,998 Edwards Lifesciences Corporation
h
1,098,860
24,173 Gilead Sciences, Inc. 1,527,734
33,468 GlaxoSmithKline plc 785,808
Shares Common Stock (24.9%) Value
Health Care (3.6%) - continued
3,599 Grifols SA $ 120,874
41,024 Guardant Health, Inc.
h
3,119,465
79,060 Halozyme Therapeutics, Inc.
h
1,500,559
2,283 HealthStream, Inc.
h
58,331
16,388 Hill-Rom Holdings, Inc. 1,745,158
16,445 Immunomedics, Inc.
h
305,384
31,840 Inspire Medical Systems, Inc.
h
2,381,632
6,671 Insulet Corporation
h
1,294,441
1,904 Intuitive Surgical, Inc.
h
1,065,821
12,861 Jazz Pharmaceuticals, Inc.
h
1,843,624
26,581 Johnson & Johnson 3,957,113
700 KYORIN Holdings, Inc. 12,568
3,000 Laboratory Corporation of America
Holdings
h
526,200
32,919 LHC Group, Inc.
h
4,797,944
12,441 Ligand Pharmaceuticals, Inc.
g,h
1,092,444
217 LNA Sante 11,032
23,383 Medtronic plc 2,699,334
13,839 Merck & Company, Inc. 1,182,404
3,104 Mesa Laboratories, Inc. 814,614
52,433 Natera, Inc.
h
1,835,679
9,998 National Healthcare Corporation 839,032
17,273 Neurocrine Biosciences, Inc.
h
1,728,682
8,686 Nevro Corporation
h
1,154,456
1,044 NextGen Healthcare, Inc.
h
14,470
9,386 Novartis AG 886,678
10,770 Novo Nordisk AS 655,588
125,785 Optinose, Inc.
g,h
984,897
4,757 Orthifix Medical, Inc.
h
205,788
6,862 PerkinElmer, Inc. 634,598
12,414 Pfizer, Inc. 462,297
4,867 Pharming Group NV
h
7,125
538 Phibro Animal Health Corporation 12,761
8,261 PRA Health Sciences, Inc.
h
836,922
1,992 Prothena Corporation plc
h
24,243
3,210 Recordati SPA 137,358
13,499 Repligen Corporation
h
1,355,165
8,539 ResMed, Inc. 1,357,445
2,902 Roche Holding AG 973,530
7,229 Sage Therapeutics, Inc.
h
479,138
4,576 Sarepta Therapeutics, Inc.
h
530,633
930 Sonova Holding AG 233,217
2,723 Stryker Corporation 573,736
875 Surmodics, Inc.
h
34,466
38,147 Syneos Health, Inc.
h
2,340,700
33,921 Tactile Systems Technology, Inc.
h
1,906,021
10,671 Teleflex, Inc. 3,964,383
8,458 Thermo Fisher Scientific, Inc. 2,648,961
2,287 U.S. Physical Therapy, Inc. 267,899
3,772 United Therapeutics Corporation
h
368,411
12,142 UnitedHealth Group, Inc. 3,308,088
7,009 Universal Health Services, Inc. 961,004
6,544 Varian Medical Systems, Inc.
h
919,890
30,813 Veeva Systems, Inc.
h
4,517,494
4,855 Vertex Pharmaceuticals, Inc.
h
1,102,328
2,410 Waters Corporation
h
539,334
5,018 West Pharmaceutical Services, Inc. 782,557
162,079 Wright Medical Group NV
h
4,885,061
186 Zimmer Biomet Holdings, Inc. 27,509
22,529 Zoetis, Inc. 3,023,617
Total 114,106,980
Industrials (4.1%)
4,141 3M Company 657,011
17,344 A.O. Smith Corporation 740,415
3,305 Aalberts NV 144,299

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Industrials (4.1%) - continued
5,768 Aegion Corporation
h
$ 120,551
28,961 Aerojet Rocketdyne Holdings, Inc.
h
1,507,999
41,734 AGCO Corporation 2,927,223
70,333 Altra Industrial Motion Corporation 2,339,276
34,817 AMETEK, Inc. 3,382,472
40,986 Arcosa, Inc. 1,793,137
52,633 ASGN, Inc.
h
3,562,728
4,782 Assa Abloy AB 113,507
11,006 Atlas Copco AB, Class A 389,547
3,402 Atlas Copco AB, Class B 105,746
31,341 AZZ, Inc. 1,293,130
780 Boeing Company 248,251
23,942 BWX Technologies, Inc. 1,522,472
2,079 Carlisle Companies, Inc. 324,802
33,310 Casella Waste Systems, Inc.
h
1,705,139
8,610 Caterpillar, Inc. 1,130,923
54,491 CBIZ, Inc.
h
1,471,257
19,531 Chart Industries, Inc.
h
1,249,593
1,526 CIA De Distribucion Integral 34,242
330 Cintas Corporation 92,060
1,551 Columbus McKinnon Corporation 54,269
4,797 CRA International, Inc. 255,584
30,706 Crane Company 2,624,135
17,078 CSW Industrials, Inc. 1,295,879
1,190 CSX Corporation 90,845
37,675 Curtiss-Wright Corporation 5,479,075
3,380 Delta Air Lines, Inc. 188,401
5,108 Douglas Dynamics, Inc. 267,812
42,495 EMCOR Group, Inc. 3,491,814
18,434 Emerson Electric Company 1,320,427
30,291 Encore Wire Corporation 1,645,104
17,010 Expeditors International of
Washington, Inc. 1,242,410
22,404 Forrester Research, Inc.
h
926,853
17 Geberit AG 8,971
8,876 General Dynamics Corporation 1,557,205
9,289 Gorman-Rupp Company 342,857
1,100 GS Yuasa Corporation 21,704
18,969 GWA Group, Ltd.
g
45,054
1,300 Hanwa Company, Ltd. 31,351
33,088 Healthcare Services Group, Inc. 847,053
6,799 Heico Corporation 832,402
1,136 Herc Holdings, Inc.
h
45,576
3,700 Hino Motors, Ltd. 34,647
15,565 Honeywell International, Inc. 2,696,169
16,221 Hubbell, Inc. 2,323,334
8,150 Huntington Ingalls Industries, Inc. 2,127,150
4,883 ICF International, Inc. 427,702
20,585 IDEX Corporation 3,372,852
4,800 Inaba Denki Sangyo Company, Ltd. 120,097
12,841 Ingersoll-Rand plc 1,710,806
3,744 Interface, Inc. 60,203
9,369 John Bean Technologies Corporation 1,058,603
2,730 Johnson Controls International plc 107,698
530 Kansas City Southern 89,406
26,145 Kennametal, Inc. 818,077
2,900 Kinden Corporation 49,416
5,594 Koninklijke Philips NV 256,192
22,159 Kratos Defense & Security Solutions,
Inc.
h
406,396
6,168 Legrand SA 495,262
22,131 Lincoln Electric Holdings, Inc. 1,973,643
2,376 Lockheed Martin Corporation 1,017,213
2,398 Manpower, Inc. 219,393
37,500 Marubeni Corporation 269,461
6,770 Masonite International Corporation
h
508,495
Shares Common Stock (24.9%) Value
Industrials (4.1%) - continued
18,544 Mercury Systems, Inc.
h
$ 1,423,252
52,858 Meritor, Inc.
h
1,158,119
19,300 Mitsubishi Corporation 494,768
10,600 Mitsubishi Electric Corporation 146,971
2,000 Mitsuboshi Belting, Ltd. 34,123
27,200 Mitsui & Company, Ltd. 483,769
5,699 MSC Industrial Direct Company, Inc. 387,931
1,790 Mueller Industries, Inc. 52,214
7,376 National Express Group plc 43,538
6,000 Nitto Kogyo Corporation 124,209
3,178 Nobina AB
i
24,132
981 Norfolk Southern Corporation 204,254
2,237 Northgate plc 7,858
12,304 Old Dominion Freight Line, Inc. 2,414,414
9,608 PageGroup plc 57,930
5,854 Parker-Hannifin Corporation 1,145,569
104,020 Primoris Services Corporation 2,218,747
26,818 Raven Industries, Inc. 841,012
15,856 Regal-Beloit Corporation 1,244,062
20,005 RELX plc 530,769
1,361 Republic Services, Inc. 129,363
94,397 Ritchie Brothers Auctioneers, Inc. 3,985,441
5,563 Rockwell Automation, Inc. 1,066,205
6,110 Roper Industries, Inc. 2,331,943
21,467 Saia, Inc.
h
1,869,776
4,552 Sandvik AB 83,082
4,291 Schneider Electric SE 427,928
9,890 Signify NV
i
329,603
12,439 SiteOne Landscape Supply, Inc.
h
1,200,985
13,320 SKF AB 243,818
91,900 Sojitz Corporation 289,264
66,649 Southwest Airlines Company 3,664,362
5,305 SP Plus Corporation
h
221,802
1,003 Spirax-Sarco Engineering plc 117,827
2,638 SPX FLOW, Inc.
h
115,386
26,093 Standex International Corporation 1,907,137
19,400 Sumitomo Corporation 288,569
800 Taikisha, Ltd. 27,356
9,736 Teledyne Technologies, Inc.
h
3,554,224
4,600 Thermon Group Holdings, Inc.
h
109,020
2,300 Toppan Forms Company, Ltd. 26,099
1,735 Transcontinental, Inc. 20,399
1,907 TransDigm Group, Inc. 1,226,735
42,098 TriMas Corporation
h
1,209,476
1,800 Tsubakimoto Chain Company 55,391
4,167 UniFirst Corporation 849,776
13,246 United Airlines Holdings, Inc.
h
990,801
15,415 United Rentals, Inc.
h
2,091,661
5,183 United Technologies Corporation 778,487
34,602 Valmont Industries, Inc. 4,915,560
36,033 Verisk Analytics, Inc. 5,854,281
2,816 Volvo AB 48,136
28,564 Waste Connections, Inc. 2,750,999
9,757 Watsco, Inc. 1,696,937
54,752 Willdan Group, Inc.
h
1,813,934
15,487 Xylem, Inc. 1,264,668
1,100 Yuasa Trading Company, Ltd. 35,292
Total 130,242,140
Information Technology (5.4%)
9,707 Accenture plc 1,991,973
2,817 Adobe, Inc.
h
989,161
6,686 ADTRAN, Inc. 60,508
12,526 Advanced Energy Industries, Inc.
h
876,068
56,728 Advanced Micro Devices, Inc.
h
2,666,216
30,118 Akamai Technologies, Inc.
h
2,811,515

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Information Technology (5.4%) - continued
8,400 Alliance Data Systems Corporation $ 863,436
12,462 Alteryx, Inc.
g,h
1,738,075
6,245 Amadeus IT Holding SA 489,648
4,520 American Software, Inc. 67,484
45,407 Amphenol Corporation 4,516,634
7,112 ANSYS, Inc.
h
1,951,035
23,163 Apple, Inc. 7,169,180
1,633 Arista Networks, Inc.
h
364,714
7,893 Atlassian Corporation plc
h
1,160,271
11,617 Automatic Data Processing, Inc. 1,991,038
29,098 Avalara, Inc.
h
2,477,404
3,552 Avnet, Inc. 129,613
1,118 Badger Meter, Inc. 66,029
23,680 Bandwidth, Inc.
h
1,680,333
3,098 BE Semiconductor Industries NV 131,159
35,874 Benchmark Electronics, Inc. 1,104,202
45,326 Blackline, Inc.
h
2,772,591
6,488 Broadridge Financial Solutions, Inc. 773,045
1,454 CACI International, Inc.
h
388,858
4,300 Canon, Inc. 112,765
38,382 CDK Global, Inc. 2,060,346
9,146 CDW Corporation 1,193,096
2,055 CEVA, Inc.
h
56,204
9,588 CGI, Inc.
h
734,133
95,454 Ciena Corporation
h
3,882,114
43,851 Cisco Systems, Inc. 2,015,830
6,093 Clearwater Energy, Inc. 126,064
19,952 Cognex Corporation 1,016,953
17,827 Computer Services, Inc. 892,063
7,278 Computershare, Ltd. 85,939
28,572 Coupa Software, Inc.
h
4,604,378
16,061 CTS Corporation 470,748
26,325 Descartes Systems Group, Inc.
h
1,179,623
678 Dialog Semiconductor plc
h
29,783
31,906 DocuSign, Inc.
h
2,504,940
128,413 Dolby Laboratories, Inc. 8,904,157
6,776 DSP Group, Inc.
h
97,981
23,551 Elastic NV
h
1,527,989
7,895 ePlus, Inc.
h
629,389
9,376 Euronet Worldwide, Inc.
h
1,478,033
14,646 ExlService Holdings, Inc.
h
1,070,769
2,182 eXp World Holdings, Inc.
h
24,089
14,550 F5 Networks, Inc.
h
1,776,846
1,062 Fair Isaac Corporation
h
427,328
1,317 Fiserv, Inc.
h
156,209
31,562 Five9, Inc.
h
2,263,942
1,294 FLIR Systems, Inc. 66,693
500 Fuji Soft, Inc. 20,041
13,726 Global Payments, Inc. 2,682,747
29,924 Guidewire Software, Inc.
h
3,366,450
17,989 Halma plc 499,310
4,024 InterDigital, Inc. 222,326
695 International Business Machines
Corporation 99,892
5,859 Intuit, Inc. 1,642,746
9,778 Jack Henry & Associates, Inc. 1,462,202
13,238 Juniper Networks, Inc. 303,680
4,669 Keysight Technologies, Inc.
h
434,170
5,437 KLA-Tencor Corporation 901,128
2,232 Kulicke and Soffa Industries, Inc. 57,787
5,825 Lam Research Corporation 1,737,073
79,801 Lattice Semiconductor Corporation
h
1,484,299
345 Littelfuse, Inc. 61,034
4,994 ManTech International Corporation 400,918
9,744 MasterCard, Inc. 3,078,519
18,848 Maxim Integrated Products, Inc. 1,133,142
Shares Common Stock (24.9%) Value
Information Technology (5.4%) - continued
18,816 Methode Electronics, Inc. $ 616,224
43,439 Microsoft Corporation 7,394,621
11,639 MicroStrategy, Inc.
h
1,769,477
17,056 MKS Instruments, Inc. 1,787,810
39,688 Monolithic Power Systems, Inc. 6,793,395
9,256 MTS Systems Corporation 469,187
46,276 National Instruments Corporation 2,065,298
3,100 NEC Networks & System Integration
Corporation 115,867
417 NetApp, Inc. 22,268
13,269 New Relic, Inc.
h
875,887
13,266 Nice, Ltd. ADR
h
2,285,732
23,379 Nova Measuring Instruments, Ltd.
h
889,337
12,095 Novanta, Inc.
h
1,097,379
66,339 Nuance Communications, Inc.
h
1,255,134
1,116 NVIDIA Corporation 263,856
22,098 Oracle Corporation 1,159,040
300 Oracle Corporation Japan 25,967
10,010 Palo Alto Networks, Inc.
h
2,350,148
8,670 Paychex, Inc. 743,626
3,161 PayPal Holdings, Inc.
h
360,006
15,884 Plexus Corporation
h
1,129,670
4,122 Progress Software Corporation 186,026
13,634 Proofpoint, Inc.
h
1,674,392
19,042 Q2 Holdings, Inc.
h
1,660,272
9,897 QAD, Inc. 509,201
1,260 QUALCOMM, Inc. 107,491
17,604 Rogers Corporation
h
2,072,871
1,100 Ryoyo Electro Corporation 18,626
121,820 SailPoint Technologies Holdings, Inc.
h
3,056,464
2,396 Salesforce.com, Inc.
h
436,815
117 Samsung Electronics Company, Ltd.
GDR 136,301
9,703 ScanSource, Inc.
h
338,538
12,588 ServiceNow, Inc.
h
4,257,639
5,627 Silicon Laboratories, Inc.
h
553,190
2,174 Square, Inc.
h
162,376
44,671 STMicroelectronics NV ADR 1,244,087
1,482 Sykes Enterprises, Inc.
h
49,780
31,708 Synopsys, Inc.
h
4,677,247
25,949 TE Connectivity, Ltd. 2,391,979
20,332 Teradyne, Inc. 1,341,709
17,411 Texas Instruments, Inc. 2,100,637
7,903 Tyler Technologies, Inc.
h
2,558,043
4,414 VeriSign, Inc.
h
918,730
61,525 Virtusa Corporation
h
2,561,901
4,830 Visa, Inc. 961,025
490 VMware, Inc.
h
72,549
8,888 WEX, Inc.
h
1,927,985
7,249 Xilinx, Inc. 612,396
16,484 Zscaler, Inc.
h
924,588
Total 169,188,845
Materials (1.0%)
7,616 AdvanSix, Inc.
h
142,572
3,900 Air Water, Inc. 53,567
2,870 Alcoa Corporation
h
40,036
10,891 AptarGroup, Inc. 1,258,019
6,903 Avery Dennison Corporation 905,950
329 Balchem Corporation 35,539
16,063 Ball Corporation 1,159,427
5,614 Cabot Corporation 223,718
8,767 Celanese Corporation 907,384
2,230 CF Industries Holdings, Inc. 89,824
23,992 Eastman Chemical Company 1,709,910
9,250 Ecolab, Inc. 1,814,018

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Materials (1.0%) - continued
3,198 Ferro Corporation
h
$ 43,749
22,270 Ferroglobe Representation &
Warranty Insurance Trust
c,h
2
6,417 Granges AB 59,279
9,337 Hexpol AB 84,172
1,500 Hokuetsu Corporation 6,915
6,146 Ingevity Corporation
h
400,842
17,996 Innospec, Inc. 1,812,737
1,296 Kadant, Inc. 138,154
20,928 Kaiser Aluminum Corporation 2,095,939
2,728 Koninklijke DSM NV 332,014
5,090 Kraton Performance Polymers, Inc.
h
83,731
5,500 Kyoei Steel, Ltd. 96,468
1,000 Lintec Corporation 21,617
122,012 Louisiana-Pacific Corporation 3,743,328
8,335 Martin Marietta Materials, Inc. 2,198,773
300 Maruichi Steel Tube, Ltd. 8,324
14,005 Materion Corporation 760,472
8,230 Minerals Technologies, Inc. 445,490
400 Mitsubishi Materials Corporation 10,060
24,341 Myers Industries, Inc. 393,837
12,442 Neenah, Inc. 829,135
3,800 Nippon Light Metal Holdings
Company, Ltd. 7,251
28,900 Nippon Steel Corporation 401,001
400 Nissan Chemical Industries, Ltd. 16,530
6,981 Nucor Corporation 331,528
34,805 Nutanix, Inc.
h
1,130,118
2,515 Olympic Steel, Inc. 36,971
18,336 PPG Industries, Inc. 2,197,386
638 Quaker Chemical Corporation 105,921
3,658 Reliance Steel & Aluminum Company 419,938
913 Rio Tinto, Ltd. 59,243
2,844 RPM International, Inc. 202,976
12,548 Ryerson Holding Corporation
h
128,617
13,666 Sandfire Resources, Ltd. 50,193
200 Sanyo Special Steel Company, Ltd. 2,711
1,776 Schnitzer Steel Industries, Inc. 28,558
2,218 Schweitzer-Mauduit International,
Inc. 77,697
1,006 Sensient Technologies Corporation 60,109
2,304 Sherwin-Williams Company 1,283,305
69,007 Steel Dynamics, Inc. 2,061,929
800 Taiyo Holdings Company, Ltd. 33,841
4,300 Toagosei Company, Ltd. 48,077
33,000 Toray Industries, Inc. 215,929
1,372 UFP Technologies, Inc.
h
63,976
14,271 United States Lime & Minerals, Inc. 1,280,822
7,298 UPM-Kymmene Oyj 229,949
6,371 Verso Corporation
h
107,351
2,156 W. R. Grace & Company 145,228
2,273 Worthington Industries, Inc. 83,601
Total 32,715,758
Real Estate (1.7%)
62,203 Agree Realty Corporation 4,723,074
7,863 Alexandria Real Estate Equities, Inc. 1,283,242
3,861 Allied Properties REIT 161,104
3,275 Alstria Office REIT AG 64,973
30,005 American Campus Communities, Inc. 1,376,329
998 American Tower Corporation 231,276
18,739 Apartment Investment &
Management Company 987,733
44,821 Apple Hospitality REIT, Inc. 673,211
5,637 Ares Commercial Real Estate
Corporation 92,109
Shares Common Stock (24.9%) Value
Real Estate (1.7%) - continued
12,791 Armada Hoffler Properties, Inc. $ 234,587
60,308 Ascendas REIT 138,861
7,800 Ascott Trust 7,202
20,297 Ashford Hospitality Trust, Inc. 49,931
2,825 BBX Capital Corporation 10,961
2,259 Bluerock Residential Growth REIT,
Inc. 26,069
20,670 Brixmor Property Group, Inc. 412,573
17,951 Camden Property Trust 2,018,231
838 CareTrust REIT, Inc. 18,587
6,888 Castellum AB 169,286
34,827 CBL & Associates Properties, Inc. 29,255
38,904 Cedar Realty Trust, Inc. 101,150
10,607 Chatham Lodging Trust 173,424
2,344 Choice Properties REIT 25,895
5,849 City Office REIT, Inc. 79,078
114 Cofinimmo SA 18,181
6,658 Columbia Property Trust, Inc. 140,484
4,925 Corepoint Lodging, Inc. 45,064
15,753 CoreSite Realty Corporation 1,850,190
4,357 CoStar Group, Inc.
h
2,845,077
43,559 Cousins Properties, Inc. 1,782,870
3,000 Daito Trust Construction Company,
Ltd. 353,390
481 Deutsche EuroShop AG 13,114
25,340 DiamondRock Hospitality Company 245,038
6,280 Digital Realty Trust, Inc. 772,377
27,677 Douglas Emmett, Inc. 1,148,595
28,614 Duke Realty Corporation 1,038,974
1,394 EastGroup Properties, Inc. 189,682
1,192 Entra ASA
i
20,343
5,173 EPR Properties 369,197
1,084 Equity Lifestyle Properties, Inc. 78,861
19,802 Equity Residential 1,645,150
36,422 Essential Properties Realty Trust, Inc. 1,005,611
215 Essex Property Trust, Inc. 66,598
6,516 Farmland Partners, Inc. 42,224
344 First Capital REIT 5,633
38,421 First Industrial Realty Trust, Inc. 1,640,577
911 Four Corners Property Trust, Inc. 27,594
17,828 Franklin Street Properties
Corporation 135,493
13,850 Gaming and Leisure Properties, Inc. 654,482
3,031 Getty Realty Corporation 95,537
7,023 Gladstone Commercial Corporation 149,730
4,383 Global Medical REIT, Inc. 63,992
5,109 Granite REIT 276,065
9,325 Healthcare Realty Trust, Inc. 336,259
14,199 Healthcare Trust of America, Inc. 454,794
4,541 Highwoods Properties, Inc. 227,549
42,188 Host Hotels & Resorts, Inc. 689,352
6,093 Hudson Pacific Properties, Inc. 221,420
30,000 Hysan Development Company, Ltd. 111,989
8,473 Industrial Logistics Properties Trust 193,947
7,040 Innovative Industrial Properties, Inc. 630,080
3,483 Investors Real Estate Trust 256,697
4,900 Jones Lang LaSalle, Inc. 832,118
32,689 Kilroy Realty Corporation 2,699,131
15,665 Kite Realty Group Trust 269,438
2,330 Klepierre SA 79,201
820 Kungsleden AB 8,739
3,934 Lamar Advertising Company 365,115
192 LEG Immobilien AG 23,681
10,261 Lexington Realty Trust 113,589
1,994 Life Storage, Inc. 225,681
15,600 Mapletree Commercial Trust 26,790

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.9%) Value
Real Estate (1.7%) - continued
41,335 Medical Properties Trust, Inc. $ 915,570
1,836 MGM Growth Properties LLC 58,642
3,186 Monmouth Real Estate Investment
Corporation 46,611
1,629 National Health Investors, Inc. 137,455
10,246 National Retail Properties, Inc. 573,776
66,025 National Storage Affiliates Trust 2,254,754
355 Northview Apartment REIT 8,238
8,038 Office Properties Income Trust 273,533
3,136 Omega Healthcare Investors, Inc. 131,555
4,985 One Liberty Properties, Inc. 136,290
54,282 Physicians Realty Trust 1,050,357
10,763 PotlatchDeltic Corporation 462,809
2,106 Preferred Apartment Communities,
Inc. 24,809
2,498 PS Business Parks, Inc. 418,565
3,541 PSP Swiss Property AG 535,424
5,784 QTS Realty Trust, Inc. 328,994
4,957 Quebecor, Inc. 123,007
5,366 Rayonier, Inc. REIT 163,019
1,771 Retail Opportunity Investments
Corporation 29,345
25,152 Retail Properties of America, Inc. 305,597
4,198 RioCan REIT 86,155
838 RMR Group, Inc. 38,607
11,000 Road King Infrastructure, Ltd. 18,467
9,242 RPT Realty 128,926
3,671 Ryman Hospitality Properties 312,145
34,132 Sabra Health Care REIT, Inc. 733,838
1,421 Saul Centers, Inc. 70,169
7,574 SBA Communications Corporation 1,890,167
51,471 Service Properties Trust 1,110,744
9,223 Spirit Realty Capital, Inc. 486,790
1,155 St. Joe Company
g,h
24,267
2,786 STAG Industrial, Inc. 89,821
26,996 Store Capital Corporation 1,059,593
22,201 Summit Hotel Properties, Inc. 246,209
1,724 Swiss Prime Site AG 210,475
10,536 TAG Immobilien AG 277,685
11,233 Terreno Realty Corporation 643,202
5,290 UMH Properties, Inc. 83,582
36,337 Uniti Group, Inc. 230,013
594 Universal Health Realty Income Trust 73,270
5,366 Urstadt Biddle Properties, Inc. 121,647
17,976 VICI Properties, Inc. 481,757
25,900 Wing Tai Holdings, Ltd. 37,960
Total 54,007,673
Utilities (0.4%)
4,719 AGL Energy, Ltd. 62,627
19,719 Alliant Energy Corporation 1,170,520
7,439 Artesian Resources Corporation 280,599
1,437 Chesapeake Utilities Corporation 138,254
16,613 CMS Energy Corporation 1,138,157
6,970 Consolidated Water Company, Ltd. 119,257
2,828 DTE Energy Company 375,021
6,435 Enagas SA 173,384
11,059 Entergy Corporation 1,454,480
6,156 Exelon Corporation 292,964
4,958 IDACORP, Inc. 556,238
2,394 Middlesex Water Company 156,232
16,564 New Jersey Resources Corporation 684,424
1,667 Northland Power, Inc. 37,524
11,754 NorthWestern Corporation 904,705
3,575 Otter Tail Corporation 191,477
27,490 PNM Resources, Inc. 1,490,783
Shares Common Stock (24.9%) Value
Utilities (0.4%) - continued
6,734 Public Service Enterprise Group, Inc. $ 398,653
2,954 Southwest Gas Holdings, Inc. 223,057
11,023 Spire, Inc. 929,459
3,303 Unitil Corporation 203,762
Total 10,981,577
Total Common Stock
(cost $656,124,912) 788,798,993
Principal
Amount Long-Term Fixed Income ( 17.9% ) Value
Asset-Backed Securities (0.6%)
Access Group, Inc.
77,880
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
76,363
Aimco
550,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
550,558
Ares CLO, Ltd.
700,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
697,863
Benefit Street Partners CLO IV, Ltd.
400,000
3.069%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
400,505
450,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
450,325
Betony CLO, Ltd.
510,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
510,000
Buttermilk Park CLO, Ltd.
1,150,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,143,679
Carlyle Global Market Strategies
CLO, Ltd.
750,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
744,576
Carvana Auto Receivables Trust
500,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
502,123
CBAM, Ltd.
800,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
800,606
Colony American Finance Trust
840,586
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
863,376
Commonbond Student Loan Trust
134,220
2.161%,  (LIBOR 1M + 0.500%),
2/25/2044, Ser. 2018-AGS,
Class A2
b,i
131,642
CoreVest American Finance Trust
997,650
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,018,988
Dryden Senior Loan Fund
650,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
647,325

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Asset-Backed Securities (0.6%) - continued
Earnest Student Loan Program, LLC
$ 243,502
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
$ 244,988
Edlinc Student Loan Funding Trust
11,438
4.720%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
11,444
Galaxy XX CLO, Ltd.
450,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
446,587
Golub Capital Partners, Ltd.
500,000
2.969%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
500,229
416,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
415,292
Harley Marine Financing, LLC
1,416,709
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,267,955
Home Partners of America Trust
985,228
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,006,008
978,206
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
979,473
Madison Park Funding XIV, Ltd.
375,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
373,845
Magnetite XII, Ltd.
450,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
449,779
Mountain View CLO, Ltd.
300,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,i
297,997
National Collegiate Trust
324,572
1.956%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
314,048
Neuberger Berman CLO XIV, Ltd.
550,000
2.904%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e,i
550,000
465,000
3.045%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,i
465,236
Neuberger Berman CLO, Ltd.
100,000
2.982%,  (LIBOR 3M +
1.180%), 4/22/2029, Ser.
2014-17A, Class AR
b,i
100,029
Octagon Investment Partners XVI,
Ltd.
100,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
99,178
OZLM VIII, Ltd.
140,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
140,069
Principal
Amount Long-Term Fixed Income (17.9%) Value
Asset-Backed Securities (0.6%) - continued
Palmer Square Loan Funding, Ltd.
$ 400,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
$ 400,288
PPM CLO 3, Ltd.
250,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
250,300
Shackleton CLO, Ltd.
300,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
299,033
SLM Student Loan Trust
207,477
2.061%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
200,139
27,109
2.181%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
27,120
SoFi Professional Loan Program, LLC
42,929
2.420%,  3/25/2030, Ser.
2015-A, Class A2
i
42,932
TCW GEM II, Ltd.
550,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,i
550,083
Voya CLO, Ltd.
350,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
349,997
Total 18,319,978
Basic Materials (0.2%)
Anglo American Capital plc
12,000 4.125%,  9/27/2022
i
12,587
320,000 4.875%,  5/14/2025
i
357,057
Chemours Company
220,000 6.625%,  5/15/2023 216,575
Cleveland-Cliffs, Inc.
170,000 5.750%,  3/1/2025 164,900
Dow Chemical Company
225,000 4.800%,  11/30/2028 260,956
DowDuPont, Inc.
425,000 4.493%,  11/15/2025 474,824
First Quantum Minerals, Ltd.
405,000 7.500%,  4/1/2025
i
398,925
Glencore Funding, LLC
84,000 4.125%,  5/30/2023
i
88,364
115,000 4.000%,  3/27/2027
i
121,894
International Paper Company
230,000 4.350%,  8/15/2048 253,282
Kinross Gold Corporation
6,000 5.125%,  9/1/2021 6,208
168,000 5.950%,  3/15/2024 188,004
265,000 4.500%,  7/15/2027 281,986
Krayton Polymers, LLC
200,000 7.000%,  4/15/2025
i
203,500
Norbord, Inc.
220,000 5.750%,  7/15/2027
i
231,000
Novelis Corporation
330,000 5.875%,  9/30/2026
i
349,800
70,000 4.750%,  1/30/2030
i
70,131
Olin Corporation
240,000 5.125%,  9/15/2027 250,123

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Basic Materials (0.2%) - continued
Peabody Securities Finance
Corporation
$ 280,000 6.375%,  3/31/2025
i
$ 232,400
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 216,955
Syngenta Finance NV
275,000 3.933%,  4/23/2021
i
280,742
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 419,155
Tronox Finance plc
230,000 5.750%,  10/1/2025
i
227,125
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 153,725
77,000 6.875%,  11/21/2036 101,256
WestRock Company
215,000 3.750%,  3/15/2025 230,447
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,402
Total 5,801,323
Capital Goods (0.3%)
AECOM
415,000 5.125%,  3/15/2027 442,929
Amsted Industries, Inc.
280,000 5.625%,  7/1/2027
i
297,655
Ardagh Packaging Finance plc
410,000 6.000%,  2/15/2025
i
428,450
Boeing Company
250,000 3.850%,  11/1/2048 268,559
Bombardier, Inc.
435,000 7.500%,  3/15/2025
i
417,600
Building Materials Corporation of
America
310,000 6.000%,  10/15/2025
i
323,562
Cemex SAB de CV
380,000 5.450%,  11/19/2029
i
405,175
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,228
135,000 3.700%,  4/1/2027 149,771
CNH Industrial Capital, LLC
200,000 4.875%,  4/1/2021 205,512
CNH Industrial NV
125,000 3.850%,  11/15/2027 132,465
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 218,400
Crown Americas Capital Corporation
IV
320,000 4.500%,  1/15/2023 336,458
Crown Cork & Seal Company, Inc.
180,000 7.375%,  12/15/2026 212,850
H&E Equipment Services, Inc.
350,000 5.625%,  9/1/2025 364,875
Ingersoll-Rand Luxembourg Finance
SA
450,000 3.500%,  3/21/2026 482,606
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024
i
357,935
Lockheed Martin Corporation
184,000 3.600%,  3/1/2035 209,563
168,000 4.500%,  5/15/2036 208,306
46,000 6.150%,  9/1/2036 65,461
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 360,475
Principal
Amount Long-Term Fixed Income (17.9%) Value
Capital Goods (0.3%) - continued
Owens-Brockway Glass Container,
Inc.
$ 425,000 5.000%,  1/15/2022
i
$ 439,875
Republic Services, Inc.
130,000 2.900%,  7/1/2026 136,449
Reynolds Group Issuer, Inc.
390,000 5.125%,  7/15/2023
i
399,262
Rockwell Collins, Inc.
345,000 2.800%,  3/15/2022 352,437
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 74,258
116,000 4.200%,  9/15/2028 131,202
Siemens Financieringsmaatschappij
NV
362,000 4.200%,  3/16/2047
i
450,160
Textron, Inc.
300,000 3.375%,  3/1/2028 315,718
TransDigm, Inc.
320,000 5.500%,  11/15/2027
i
321,968
United Rentals North America, Inc.
315,000 5.500%,  7/15/2025 325,930
80,000 4.625%,  10/15/2025 81,750
150,000 5.875%,  9/15/2026 159,563
United Technologies Corporation
450,000 4.450%,  11/16/2038 554,561
400,000 3.750%,  11/1/2046 457,770
230,000 4.050%,  5/4/2047 276,108
Total 10,374,846
Collateralized Mortgage Obligations (0.6%)
Ajax Mortgage Loan Trust
643,177
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
659,680
Angel Oak Mortgage Trust I, LLC
46,839
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
47,312
927,131
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
938,161
Banc of America Alternative Loan
Trust
26,521
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 25,844
Bellemeade Re, Ltd.
215,017
3.261%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
215,508
500,855
2.761%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,i
501,246
BRAVO Residential Funding Trust
488,536
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
496,046
466,723
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
469,522
CHL Mortgage Pass-Through Trust
1,484,930
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,238,325
CIM Trust
878,133
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
923,360
Citicorp Mortgage Securities, Inc.
617,498
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 610,333

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Citigroup Mortgage Loan Trust, Inc.
$ 111,662
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 $ 114,723
9,956
4.799%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
8,518
COLT Funding, LLC
121,630
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
122,090
Countrywide Alternative Loan Trust
83,272
3.279%,  10/25/2035, Ser.
2005-43, Class 4A1
b
81,247
130,139
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 76,906
68,809
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 69,993
339,359
7.000%,  10/25/2037, Ser.
2007-24, Class A10 200,759
Countrywide Home Loan Mortgage
Pass Through Trust
51,472
3.609%,  11/25/2035, Ser.
2005-22, Class 2A1
b
46,739
Countrywide Home Loans, Inc.
122,608
5.750%,  4/25/2037, Ser.
2007-3, Class A27 98,970
Credit Suisse First Boston Mortgage
Securities Corporation
19,885
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 20,423
Credit Suisse Mortgage Capital
Certificates
750,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,k
750,174
Credit Suisse Mortgage Trust
865,710
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
906,337
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
65,314
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 59,105
Ellington Financial Mortgage Trust
405,650
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
412,303
Federal Home Loan Mortgage
Corporation - REMIC
362,198
4.000%,  7/15/2031, Ser.
4104, Class KI
j
24,869
231,017
3.000%,  2/15/2033, Ser.
4170, Class IG
j
23,540
784,993
3.000%,  3/15/2033, Ser.
4180, Class PI
j
83,238
Federal National Mortgage
Association - REMIC
1,466,317
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
103,118
FWD Securitization Trust
1,336,958
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,353,088
Galton Funding Mortgage Trust
2017-1
463,675
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
473,450
GS Mortgage-Backed Securities Trust
379,601
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
379,183
Principal
Amount Long-Term Fixed Income (17.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
J.P. Morgan Alternative Loan Trust
$ 87,491
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 $ 72,469
MASTR Alternative Loans Trust
210,435
2.111%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
66,705
Merrill Lynch Alternative Note Asset
Trust
101,442
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,030
Preston Ridge Partners Mortgage
Trust, LLC
438,956
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,k
442,766
Pretium Mortgage Credit Partners,
LLC
237,824
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
i,k
238,281
RCO Mortgage, LLC
403,885
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
413,848
Residential Accredit Loans, Inc. Trust
242,265
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 245,129
34,267
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 34,081
Residential Funding Mortgage
Security I Trust
37,290
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 36,633
Sequoia Mortgage Trust
195,079
3.712%,  9/20/2046, Ser.
2007-1, Class 4A1
b
159,665
Structured Adjustable Rate Mortgage
Loan Trust
48,014
4.079%,  9/25/2035, Ser.
2005-18, Class 1A1
b
42,716
Structured Asset Mortgage
Investments, Inc.
61,951
1.971%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
63,946
Toorak Mortgage Corporation
750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,k
759,243
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,010,646
Verus Securitization Trust
113,696
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
113,887
155,083
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,i
154,784
136,399
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
137,778
115,128
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
116,180
191,884
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
193,632
723,229
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
727,586

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
WaMu Mortgage Pass Through
Certificates
$ 50,661
3.710%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
$ 49,186
105,612
3.693%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
104,341
61,716
2.885%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
60,428
Total 17,852,070
Commercial Mortgage-Backed Securities (0.3%)
Citigroup Commercial Mortgage Trust
800,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 857,116
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
492,897
3.000%,  3/15/2045, Ser.
4741, Class GA 505,852
Federal National Mortgage
Association
2,953,919 4.500%,  5/1/2048 3,127,865
Federal National Mortgage
Association - ACES
1,500,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
1,714,344
GS Mortgage Securities Trust
700,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 750,957
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 862,318
UBS Commercial Mortgage Trust
625,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 658,754
Total 8,477,206
Communications Services (0.6%)
AMC Networks, Inc.
205,000 5.000%,  4/1/2024 209,100
American Tower Corporation
10,000 2.800%,  6/1/2020 10,020
290,000 2.900%,  1/15/2030 294,800
AT&T, Inc.
550,000 4.350%,  3/1/2029 620,994
97,000 4.300%,  2/15/2030 109,749
180,000 5.250%,  3/1/2037 220,699
180,000 4.900%,  8/15/2037 214,332
126,000 6.350%,  3/15/2040 171,999
125,000 5.550%,  8/15/2041 159,344
330,000 5.450%,  3/1/2047 418,070
British Sky Broadcasting Group plc
184,000 3.125%,  11/26/2022
i
190,533
British Telecommunications plc
425,000 4.500%,  12/4/2023 463,271
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
287,375
190,000 5.125%,  5/1/2027
i
198,550
470,000 4.750%,  3/1/2030
i
483,219
CCOH Safari, LLC
60,000 5.750%,  2/15/2026
i
62,960
Charter Communications Operating,
LLC
77,000 6.834%,  10/23/2055 102,176
Principal
Amount Long-Term Fixed Income (17.9%) Value
Communications Services (0.6%) - continued
$ 200,000 4.500%,  2/1/2024 $ 217,275
250,000 4.200%,  3/15/2028 269,760
640,000 6.484%,  10/23/2045 830,276
Comcast Corporation
400,000 4.950%,  10/15/2058 543,893
225,000 4.049%,  11/1/2052 263,694
12,000 1.625%,  1/15/2022 12,013
140,000 2.750%,  3/1/2023 144,402
245,000 3.950%,  10/15/2025 270,964
400,000 4.250%,  10/15/2030 469,332
360,000 4.400%,  8/15/2035 438,132
243,000 4.750%,  3/1/2044 309,075
150,000 4.600%,  8/15/2045 186,725
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
265,240
92,000 4.600%,  8/15/2047
i
107,674
Crown Castle International
Corporation
10,000 3.400%,  2/15/2021 10,142
126,000 5.250%,  1/15/2023 137,834
184,000 3.200%,  9/1/2024 193,190
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
i
199,064
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 261,295
Embarq Corporation
200,000 7.995%,  6/1/2036 222,290
Frontier Communications
Corporation
330,000 8.000%,  4/1/2027
i
344,454
Gray Television, Inc.
205,000 5.875%,  7/15/2026
i
214,481
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
i
295,588
Lamar Media Corporation
140,000 3.750%,  2/15/2028
e,i
140,935
Level 3 Financing, Inc.
130,000 5.375%,  5/1/2025 134,225
30,000 5.250%,  3/15/2026 31,203
570,000 4.625%,  9/15/2027
i
585,686
Moody's Corporation
13,000 2.750%,  12/15/2021 13,239
Neptune Finco Corporation
345,000 10.875%,  10/15/2025
i
382,157
Netflix, Inc.
400,000 4.875%,  4/15/2028 428,000
Nexstar Escrow Corporation
123,000 5.625%,  8/1/2024
i
127,920
170,000 5.625%,  7/15/2027
i
179,146
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 92,000
Sirius XM Radio, Inc.
400,000 5.000%,  8/1/2027
i
420,000
Sprint Communications, Inc.
230,000 6.000%,  11/15/2022 237,475
Sprint Corporation
545,000 7.625%,  2/15/2025 567,340
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 406,531
Telesat Canada / Telesat, LLC
220,000 4.875%,  6/1/2027
i
226,017
Time Warner Entertainment
Company, LP
160,000 8.375%,  3/15/2023 189,432

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Communications Services (0.6%) - continued
T-Mobile USA, Inc.
$ 590,000 4.500%,  2/1/2026 $ 606,774
Verizon Communications, Inc.
385,000 3.376%,  2/15/2025 411,727
90,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
92,639
842,000 4.272%,  1/15/2036 989,030
Viacom, Inc.
99,000 4.250%,  9/1/2023 106,620
126,000 5.850%,  9/1/2043 164,323
Virgin Media Secured Finance plc
330,000 5.500%,  8/15/2026
i
346,094
Vodafone Group plc
450,000 4.875%,  6/19/2049 539,481
Walt Disney Company
435,000 6.400%,  12/15/2035 641,437
Windstream Services, LLC
130,000 8.625%,  10/31/2025
f,i
126,750
Ziggo BV
200,000 5.500%,  1/15/2027
i
212,000
Total 18,822,165
Consumer Cyclical (0.5%)
1011778 B.C., ULC
400,000 4.375%,  1/15/2028
i
400,960
Allison Transmission, Inc.
370,000 5.000%,  10/1/2024
i
376,945
Amazon.com, Inc.
230,000 3.875%,  8/22/2037 270,042
138,000 4.050%,  8/22/2047 170,348
American Honda Finance
Corporation
204,000 2.000%,  2/14/2020 204,008
450,000 2.150%,  9/10/2024 456,470
Brookfield Property REIT, Inc.
200,000 5.750%,  5/15/2026
i
208,686
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
i
428,000
Cinemark USA, Inc.
488,000 4.875%,  6/1/2023 494,100
D.R. Horton, Inc.
228,000 2.550%,  12/1/2020 229,315
Daimler Finance North America, LLC
250,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
250,951
Ford Motor Credit Company, LLC
63,000 3.200%,  1/15/2021 63,525
9,000 3.336%,  3/18/2021 9,103
450,000 5.596%,  1/7/2022 474,894
130,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
129,464
350,000 2.979%,  8/3/2022 352,205
General Motors Company
375,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
376,816
General Motors Financial Company,
Inc.
9,000 2.650%,  4/13/2020 9,012
84,000 4.200%,  3/1/2021 85,845
275,000
2.728%,  (LIBOR 3M +
0.850%), 4/9/2021
b
276,306
9,000 4.375%,  9/25/2021 9,343
235,000 3.150%,  6/30/2022 240,480
84,000 3.950%,  4/13/2024 88,616
Principal
Amount Long-Term Fixed Income (17.9%) Value
Consumer Cyclical (0.5%) - continued
$ 135,000 4.300%,  7/13/2025 $ 144,915
Hanesbrands, Inc.
300,000 4.875%,  5/15/2026
i
316,125
Hilton Domestic Operating Company,
Inc.
390,000 4.875%,  1/15/2030 412,425
Home Depot, Inc.
10,000 2.625%,  6/1/2022 10,242
215,000 5.400%,  9/15/2040 295,177
126,000 4.250%,  4/1/2046 152,444
730,000 3.900%,  6/15/2047 849,269
Hyundai Capital America
700,000 3.000%,  6/20/2022
i
713,401
L Brands, Inc.
107,000 6.694%,  1/15/2027 110,745
Landry's, Inc.
200,000 6.750%,  10/15/2024
i
205,540
Lear Corporation
175,000 5.250%,  1/15/2025 180,071
Lennar Corporation
9,000 2.950%,  11/29/2020 9,023
215,000 4.125%,  1/15/2022 220,644
60,000 4.750%,  11/15/2022 63,225
475,000 4.875%,  12/15/2023 509,437
145,000 4.500%,  4/30/2024 154,787
Live Nation Entertainment, Inc.
185,000 5.625%,  3/15/2026
i
197,025
210,000 4.750%,  10/15/2027
i
216,048
Macy's Retail Holdings, Inc.
198,000 2.875%,  2/15/2023 198,371
Mastercard, Inc.
320,000 3.950%,  2/26/2048 386,940
Mattamy Group Corporation
345,000 5.250%,  12/15/2027
i
361,388
McDonald's Corporation
125,000 2.750%,  12/9/2020 125,958
275,000 4.450%,  3/1/2047 328,000
MGM Resorts International
390,000 6.000%,  3/15/2023 427,908
30,000 5.750%,  6/15/2025 33,445
Prime Security Services Borrower,
LLC
410,000 5.750%,  4/15/2026
i
432,550
Ralph Lauren Corporation
10,000 2.625%,  8/18/2020 10,038
Ryman Hospitality Properties, Inc.
220,000 4.750%,  10/15/2027
i
228,800
Scientific Games International, Inc.
200,000 5.000%,  10/15/2025
i
205,692
70,000 7.000%,  5/15/2028
i
73,806
ServiceMaster Company, LLC
380,000 5.125%,  11/15/2024
i
392,719
Six Flags Entertainment Corporation
220,000 4.875%,  7/31/2024
i
225,225
200,000 5.500%,  4/15/2027
i
207,760
Staples, Inc.
220,000 7.500%,  4/15/2026
i
225,368
Viking Cruises, Ltd.
280,000 5.875%,  9/15/2027
i
287,014
Visa, Inc.
10,000 2.200%,  12/14/2020 10,043
Volkswagen Group of America
Finance, LLC
500,000 4.250%,  11/13/2023
i
539,650

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Consumer Cyclical (0.5%) - continued
Walmart, Inc.
$ 400,000 3.250%,  7/8/2029 $ 438,192
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
i
106,650
Total 15,611,494
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
80,000 3.400%,  11/30/2023 85,014
79,000 3.750%,  11/30/2026 87,706
381,000 4.750%,  11/30/2036 488,743
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,161
210,000 3.600%,  5/14/2025 224,416
275,000 2.950%,  11/21/2026
i
284,066
105,000 4.700%,  5/14/2045 120,503
750,000 4.875%,  11/14/2048 883,747
Albertson's Companies, Inc.
35,000 6.625%,  6/15/2024 36,400
Albertson's Companies, LLC
350,000 7.500%,  3/15/2026
i
387,625
Allergan Sales, LLC
11,000 4.875%,  2/15/2021
i
11,257
Allergan, Inc.
400,000 2.800%,  3/15/2023 407,132
Altria Group, Inc.
300,000 4.400%,  2/14/2026 331,427
475,000 5.800%,  2/14/2039 577,594
Amgen, Inc.
276,000 2.200%,  5/11/2020 276,267
125,000 3.125%,  5/1/2025 131,781
Anheuser-Busch Companies, LLC
484,000 3.650%,  2/1/2026 525,995
336,000 4.700%,  2/1/2036 404,495
Anheuser-Busch InBev Finance, Inc.
5,000 3.300%,  2/1/2023 5,223
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 680,063
290,000 4.375%,  4/15/2038 335,951
90,000 4.600%,  4/15/2048 108,725
Anthem, Inc.
230,000 4.625%,  5/15/2042 266,122
B&G Foods, Inc.
300,000 5.250%,  9/15/2027 299,250
BAT Capital Corporation
138,000 3.222%,  8/15/2024 143,489
184,000 4.540%,  8/15/2047 190,606
Bausch Health Companies, Inc.
200,000 7.000%,  1/15/2028
i
216,628
50,000 5.000%,  1/30/2028
i
50,625
50,000 5.250%,  1/30/2030
i
50,937
Baxalta, Inc.
118,000 4.000%,  6/23/2025 128,629
Becton, Dickinson and Company
196,000 3.734%,  12/15/2024 210,534
425,000 3.700%,  6/6/2027 461,913
138,000 4.669%,  6/6/2047 173,140
Boston Scientific Corporation
126,000 7.375%,  1/15/2040 198,843
Bristol-Myers Squibb Company
370,000 2.875%,  8/15/2020
i
372,186
Bunge, Ltd. Finance Corporation
80,000 3.500%,  11/24/2020 81,038
Principal
Amount Long-Term Fixed Income (17.9%) Value
Consumer Non-Cyclical (0.8%) - continued
Cargill, Inc.
$ 450,000 3.250%,  5/23/2029
i
$ 489,913
Centene Corporation
380,000 4.750%,  1/15/2025 392,665
60,000 4.250%,  12/15/2027
i
62,700
150,000 4.625%,  12/15/2029
i
161,445
Cigna Corporation
45,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
45,550
320,000 4.125%,  11/15/2025 351,873
180,000 3.050%,  10/15/2027 186,671
400,000 4.800%,  8/15/2038 479,364
Clorox Company
300,000 3.100%,  10/1/2027 320,654
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 250,887
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 226,695
CVS Health Corporation
6,000 2.750%,  12/1/2022 6,126
104,000 3.700%,  3/9/2023 109,091
40,000 4.000%,  12/5/2023 42,729
270,000 4.100%,  3/25/2025 293,736
550,000 4.875%,  7/20/2035 657,706
Encompass Health Corporation
200,000 4.500%,  2/1/2028 206,008
Energizer Holdings, Inc.
420,000 5.500%,  6/15/2025
i
433,650
Express Scripts Holding Company
6,000 4.750%,  11/15/2021 6,296
425,000 4.800%,  7/15/2046 498,483
HCA, Inc.
570,000 5.375%,  2/1/2025 637,032
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
497,761
Imperial Tobacco Finance plc
170,000 2.950%,  7/21/2020
i
170,787
JBS USA, LLC
135,000 5.750%,  6/15/2025
i
139,793
420,000 5.500%,  1/15/2030
i
453,600
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 266,874
Kraft Heinz Foods Company
400,000 3.375%,  6/15/2021 408,753
500,000 4.875%,  10/1/2049
i
549,387
Kroger Company
115,000 2.800%,  8/1/2022 117,922
Mead Johnson Nutrition Company
20,000 3.000%,  11/15/2020 20,191
Medtronic, Inc.
476,000 4.375%,  3/15/2035 589,634
13,000 4.625%,  3/15/2045 17,093
Merck & Company, Inc.
30,000 3.700%,  2/10/2045 34,622
Mondelez International Holdings
Netherlands BV
10,000 2.000%,  10/28/2021
i
10,038
Mylan, Inc.
45,000 3.125%,  1/15/2023
i
46,136
Nestle Holdings, Inc.
400,000 3.900%,  9/24/2038
i
474,688
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
203,500
Pernod Ricard SA
10,000 5.750%,  4/7/2021
i
10,467

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Consumer Non-Cyclical (0.8%) - continued
Reynolds American, Inc.
$ 257,000 5.700%,  8/15/2035 $ 308,198
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
158,604
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029
i
227,425
Shire Acquisitions Investments
Ireland Designated Activity
Company
276,000 2.400%,  9/23/2021 278,466
Simmons Foods, Inc.
215,000 5.750%,  11/1/2024
i
217,150
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
i
164,676
Spectrum Brands, Inc.
390,000 5.750%,  7/15/2025 405,113
Teleflex, Inc.
430,000 4.625%,  11/15/2027 452,575
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 102,500
300,000 5.125%,  11/1/2027
i
315,750
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,955
220,000 2.800%,  7/21/2023 204,563
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 99,584
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 264,465
755,000 4.625%,  7/15/2035 935,162
VRX Escrow Corporation
800,000 6.125%,  4/15/2025
i
822,896
Zimmer Biomet Holdings, Inc.
375,000 3.550%,  4/1/2025 400,316
Zoetis, Inc.
9,000 3.450%,  11/13/2020 9,097
288,000 4.700%,  2/1/2043 362,377
Total 24,846,623
Energy (0.6%)
Antero Resources Corporation
170,000 5.125%,  12/1/2022 146,625
45,000 5.625%,  6/1/2023 32,400
Archrock Partners, LP
120,000 6.250%,  4/1/2028
i
123,450
BP Capital Markets America, Inc.
45,000 3.119%,  5/4/2026 47,653
BP Capital Markets plc
6,000 2.315%,  2/13/2020 6,001
252,000 3.535%,  11/4/2024 271,490
350,000 3.279%,  9/19/2027 373,574
Buckeye Partners, LP
165,000 3.950%,  12/1/2026 163,724
65,000 4.125%,  12/1/2027 64,155
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 205,012
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
i
137,723
Cenovus Energy, Inc.
500,000 5.400%,  6/15/2047 569,711
Cheniere Corpus Christi Holdings,
LLC
340,000 7.000%,  6/30/2024 393,723
255,000 5.875%,  3/31/2025 289,629
Principal
Amount Long-Term Fixed Income (17.9%) Value
Energy (0.6%) - continued
Cheniere Energy Partners, LP
$ 475,000 5.625%,  10/1/2026 $ 497,563
Chesapeake Energy Corporation
124,000 11.500%,  1/1/2025
i
99,783
ConocoPhillips
230,000 6.500%,  2/1/2039 340,981
Continental Resources, Inc.
325,000 4.500%,  4/15/2023 343,136
350,000 4.375%,  1/15/2028 369,145
Diamondback Energy, Inc.
700,000 3.500%,  12/1/2029 707,910
El Paso Pipeline Partners Operating
Company, LLC
135,000 4.300%,  5/1/2024 145,827
Enagas SA
625,000 5.500%,  1/15/2028
i
625,000
Enbridge, Inc.
175,000 2.900%,  7/15/2022 179,109
Energy Transfer Operating, LP
75,000 4.200%,  9/15/2023 79,655
330,000 6.000%,  6/15/2048 380,904
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 98,793
125,000 5.150%,  2/1/2043 128,267
EnLink Midstream Partners, LP
240,000 4.850%,  7/15/2026 219,600
Enterprise Products Operating, LLC
48,000 5.100%,  2/15/2045 57,541
EOG Resources, Inc.
10,000 2.625%,  3/15/2023 10,253
Hess Corporation
435,000 3.500%,  7/15/2024 453,647
Kinder Morgan Energy Partners, LP
12,000 3.450%,  2/15/2023 12,482
225,000 6.500%,  9/1/2039 290,396
Kinder Morgan, Inc.
255,000 6.500%,  9/15/2020 262,089
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 137,833
Marathon Oil Corporation
325,000 6.600%,  10/1/2037 418,177
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 301,901
59,000 6.500%,  3/1/2041 79,071
MPLX, LP
9,000 4.500%,  7/15/2023 9,657
500,000 4.875%,  12/1/2024 550,513
276,000 4.875%,  6/1/2025 305,983
Murphy Oil Corporation
210,000 5.875%,  12/1/2027 215,250
Nabors Industries, Inc.
200,000 5.750%,  2/1/2025 164,000
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
i
70,088
Newfield Exploration Company
450,000 5.625%,  7/1/2024 496,760
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 656,101
Occidental Petroleum Corporation
219,000 4.850%,  3/15/2021 225,527
Parsley Energy, LLC
360,000 5.625%,  10/15/2027
i
381,420
Petrobras Global Finance BV
252,000 5.093%,  1/15/2030
i
276,532

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Energy (0.6%) - continued
Petroleos Mexicanos
$ 500,000 6.875%,  8/4/2026 $ 564,000
Pioneer Natural Resources Company
85,000 4.450%,  1/15/2026 94,485
Plains All American Pipeline, LP
500,000 4.500%,  12/15/2026 542,886
500,000 3.550%,  12/15/2029 498,413
Regency Energy Partners, LP
168,000 5.875%,  3/1/2022 178,848
Sabine Pass Liquefaction, LLC
141,000 6.250%,  3/15/2022 151,452
166,000 5.625%,  4/15/2023 181,617
185,000 5.750%,  5/15/2024 208,357
Schlumberger Holdings Corporation
155,000 4.000%,  12/21/2025
i
170,205
Southwestern Energy Company
340,000 7.500%,  4/1/2026 283,798
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 101,500
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,243
345,000 4.000%,  10/1/2027 361,801
Sunoco, LP
210,000 5.500%,  2/15/2026 216,040
200,000 5.875%,  3/15/2028 212,770
Targa Resources Partners, LP
200,000 5.375%,  2/1/2027 207,500
Transocean Guardian, Ltd.
313,129 5.875%,  1/15/2024
i
319,783
Viper Energy Partners, LP
290,000 5.375%,  11/1/2027
i
302,325
W&T Offshore, Inc.
320,000 9.750%,  11/1/2023
i
302,976
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 189,363
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 331,694
Williams Partners, LP
117,000 4.000%,  11/15/2021 120,568
65,000 3.600%,  3/15/2022 66,943
115,000 4.500%,  11/15/2023 124,420
185,000 6.300%,  4/15/2040 230,586
Woodside Finance, Ltd.
240,000 3.650%,  3/5/2025
i
253,652
95,000 3.700%,  3/15/2028
i
100,685
WPX Energy, Inc.
95,000 5.750%,  6/1/2026 99,513
170,000 4.500%,  1/15/2030 171,057
Total 19,013,244
Financials (1.5%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
221,087
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,290
125,000 4.350%,  11/3/2045 158,821
AerCap Ireland Capital, Ltd.
84,000 4.625%,  10/30/2020 85,616
84,000 4.625%,  7/1/2022 88,925
175,000 3.500%,  1/15/2025 183,623
350,000 3.875%,  1/23/2028 370,574
Air Lease Corporation
28,000 2.500%,  3/1/2021 28,216
Principal
Amount Long-Term Fixed Income (17.9%) Value
Financials (1.5%) - continued
Aircastle, Ltd.
$ 400,000 5.000%,  4/1/2023 $ 433,172
Ally Financial, Inc.
380,000 5.750%,  11/20/2025 431,950
American International Group, Inc.
126,000 4.125%,  2/15/2024 136,594
275,000 3.750%,  7/10/2025 298,133
255,000 3.900%,  4/1/2026 279,120
Athene Global Funding
5,000 4.000%,  1/25/2022
i
5,200
Australia and New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
253,696
AvalonBay Communities, Inc.
200,000 3.500%,  11/15/2025 216,847
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
293,527
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
302,610
Banco Santander SA
400,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
403,411
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
5,042
275,000 3.499%,  5/17/2022
b
281,039
200,000 3.300%,  1/11/2023 208,831
185,000 2.881%,  4/24/2023
b
188,970
9,000 3.550%,  3/5/2024
b
9,420
168,000 4.000%,  4/1/2024 182,109
450,000 4.200%,  8/26/2024 489,384
515,000 4.000%,  1/22/2025 557,236
450,000 3.458%,  3/15/2025
b
476,246
240,000 3.093%,  10/1/2025
b
251,296
185,000 3.824%,  1/20/2028
b
202,970
208,000 5.875%,  2/7/2042 303,552
Bank of Montreal
225,000
2.308%,  (LIBOR 3M +
0.460%), 4/13/2021
b
225,894
Bank of New York Mellon Corporation
210,000 2.500%,  4/15/2021 212,065
12,000 2.600%,  2/7/2022 12,218
Bank of Nova Scotia
435,000
2.259%,  (LIBOR 3M +
0.440%), 4/20/2021
b
436,655
199,000 2.700%,  3/7/2022 203,836
Barclays Bank plc
42,000 10.179%,  6/12/2021
i
46,495
Barclays plc
330,000 3.250%,  1/12/2021 333,874
425,000 4.610%,  2/15/2023
b
445,323
168,000 3.650%,  3/16/2025 178,091
Boston Properties, LP
325,000 4.500%,  12/1/2028 378,768
BPCE SA
350,000 3.500%,  10/23/2027
i
371,752
Camden Property Trust
525,000 3.150%,  7/1/2029 563,963
Capital One Financial Corporation
186,000 3.050%,  3/9/2022 190,476
450,000 4.200%,  10/29/2025 491,959
Capital One NA
500,000 2.150%,  9/6/2022 503,840
Cascades USA, Inc.
200,000 5.125%,  1/15/2026
i
206,500

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Financials (1.5%) - continued
CIT Group, Inc.
$ 355,000 5.000%,  8/15/2022 $ 377,187
Citigroup, Inc.
216,000 2.750%,  4/25/2022 219,963
89,000 4.050%,  7/30/2022 93,518
165,000 3.142%,  1/24/2023
b
168,766
435,000 4.400%,  6/10/2025 479,734
168,000 3.200%,  10/21/2026 177,764
526,000 3.668%,  7/24/2028
b
572,679
126,000 4.125%,  7/25/2028 140,001
250,000 3.520%,  10/27/2028
b
269,096
320,000 3.878%,  1/24/2039
b
366,054
198,000 4.650%,  7/23/2048 258,502
CNA Financial Corporation
200,000 3.900%,  5/1/2029 222,229
Comerica, Inc.
70,000 3.700%,  7/31/2023 74,375
Commerzbank AG
230,000 8.125%,  9/19/2023
i
270,372
Commonwealth Bank of Australia
138,000 2.250%,  3/10/2020
i
138,076
Compass Bank
250,000 3.500%,  6/11/2021 255,234
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
239,000 3.950%,  11/9/2022 251,044
552,000 4.625%,  12/1/2023 601,054
Credit Agricole SA
306,000 3.375%,  1/10/2022
i
314,323
375,000 3.250%,  1/14/2030
i
386,976
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
256,352
225,000 7.250%,  9/12/2025
b,i,l
255,094
250,000 3.869%,  1/12/2029
b,i
272,490
Credit Suisse Group Funding
(Guernsey), Ltd.
222,000 3.125%,  12/10/2020 224,367
18,000 3.800%,  9/15/2022 18,845
Credit Suisse Group Funding, Ltd.
168,000 3.750%,  3/26/2025 180,380
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
413,603
Deutsche Bank AG
252,000 3.375%,  5/12/2021 255,587
123,000 4.250%,  10/14/2021 126,684
400,000 3.961%,  11/26/2025
b
418,192
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 103,812
Discover Bank
325,000 2.450%,  9/12/2024 328,752
290,000 4.682%,  8/9/2028
b
306,907
Duke Realty, LP
90,000 4.375%,  6/15/2022 94,602
300,000 2.875%,  11/15/2029 308,712
ERP Operating, LP
32,000 3.375%,  6/1/2025 34,268
Fidelity National Financial, Inc.
325,000 5.500%,  9/1/2022 353,391
Fifth Third Bancorp
52,000 2.875%,  7/27/2020 52,221
155,000 2.600%,  6/15/2022 157,787
Five Corners Funding Trust
555,000 4.419%,  11/15/2023
i
606,980
Principal
Amount Long-Term Fixed Income (17.9%) Value
Financials (1.5%) - continued
GE Capital International Funding
Company
$ 1,280,000 4.418%,  11/15/2035 $ 1,441,788
Goldman Sachs Group, Inc.
400,000 5.375%,  3/15/2020 401,648
337,000 5.375%,  5/10/2020
b,l
339,511
578,000 5.250%,  7/27/2021 607,309
10,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
10,080
12,000 3.000%,  4/26/2022 12,179
329,000 2.876%,  10/31/2022
b
334,860
184,000 2.908%,  6/5/2023
b
188,070
525,000 3.625%,  2/20/2024 558,093
325,000 3.691%,  6/5/2028
b
352,882
165,000 4.750%,  10/21/2045 210,639
HCP, Inc.
60,000 3.400%,  2/1/2025 63,558
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 10,157
HSBC Holdings plc
212,000 6.875%,  6/1/2021
b,l
222,246
125,000 2.650%,  1/5/2022 126,939
525,000 3.803%,  3/11/2025
b
557,853
200,000 3.900%,  5/25/2026 217,436
HSBC USA, Inc.
280,000 2.350%,  3/5/2020 280,162
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,149
Icahn Enterprises, LP
140,000 6.750%,  2/1/2024 145,250
185,000 6.375%,  12/15/2025 193,094
ING Groep NV
200,000 3.150%,  3/29/2022 205,402
350,000 4.100%,  10/2/2023 375,597
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 122,712
Iron Mountain, Inc.
163,677 6.000%,  8/15/2023 167,155
75,000 4.875%,  9/15/2027
i
77,250
J.P. Morgan Chase & Company
199,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
199,397
95,000 2.295%,  8/15/2021 95,233
9,000 2.776%,  4/25/2023
b
9,182
210,000 2.700%,  5/18/2023 215,681
108,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
110,117
120,000 3.625%,  5/13/2024 128,578
450,000 3.875%,  9/10/2024 486,281
240,000 3.125%,  1/23/2025 253,384
470,000 3.900%,  7/15/2025 515,245
135,000 3.300%,  4/1/2026 144,233
375,000 4.203%,  7/23/2029
b
425,873
275,000 3.882%,  7/24/2038
b
314,234
J.P. Morgan Chase Bank NA
650,000 3.086%,  4/26/2021
b
651,955
KeyCorp
100,000 2.900%,  9/15/2020 100,669
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 390,169
Liberty Mutual Group, Inc.
3,000 5.000%,  6/1/2021
i
3,119
84,000 4.950%,  5/1/2022
i
89,358

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Financials (1.5%) - continued
Lincoln National Corporation
$ 7,000 6.250%,  2/15/2020 $ 7,008
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
255,193
MetLife, Inc.
125,000 4.050%,  3/1/2045 147,118
Mitsubishi UFJ Financial Group, Inc.
6,000 2.998%,  2/22/2022 6,143
640,000 3.455%,  3/2/2023 670,153
230,000 3.287%,  7/25/2027 245,740
Morgan Stanley
12,000 2.800%,  6/16/2020 12,044
84,000 5.550%,  7/15/2020
b,l
85,197
11,000 5.500%,  7/28/2021 11,605
210,000 2.625%,  11/17/2021 213,306
97,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2022
b
97,956
213,000 2.750%,  5/19/2022 217,568
65,000 4.875%,  11/1/2022 70,087
215,000 3.125%,  1/23/2023 223,052
210,000 4.350%,  9/8/2026 234,055
276,000 3.591%,  7/22/2028
b
298,708
250,000 3.772%,  1/24/2029
b
275,374
MPT Operating Partnership, LP
195,000 6.375%,  3/1/2024 201,295
255,000 4.625%,  8/1/2029 266,794
Nasdaq, Inc.
110,000 3.850%,  6/30/2026 119,932
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
284,262
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
i
226,600
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
291,596
PNC Bank NA
10,000 2.450%,  11/5/2020 10,054
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 426,210
Quicken Loans, Inc.
395,000 5.750%,  5/1/2025
i
408,825
Realty Income Corporation
185,000 4.125%,  10/15/2026 207,387
Regency Centers, LP
320,000 4.125%,  3/15/2028 356,766
Reinsurance Group of America, Inc.
323,000 4.700%,  9/15/2023 353,345
275,000 3.900%,  5/15/2029 299,797
Royal Bank of Canada
12,000 2.125%,  3/2/2020 12,004
Royal Bank of Scotland Group plc
175,000 6.125%,  12/15/2022 191,799
250,000 6.100%,  6/10/2023 277,652
200,000 3.875%,  9/12/2023 211,636
450,000 4.269%,  3/22/2025
b
482,964
400,000 4.445%,  5/8/2030
b
452,868
Santander UK Group Holdings plc
147,000 2.875%,  10/16/2020 147,887
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,153
168,000 4.250%,  11/30/2046 201,081
SITE Centers Corporation
69,000 4.625%,  7/15/2022 72,326
Societe Generale SA
138,000 4.750%,  11/24/2025
i
152,213
Principal
Amount Long-Term Fixed Income (17.9%) Value
Financials (1.5%) - continued
Springleaf Finance Corporation
$ 180,000 7.125%,  3/15/2026 $ 206,523
Standard Chartered plc
500,000 2.819%,  1/30/2026
b,i
506,293
Sumitomo Mitsui Financial Group,
Inc.
176,000 2.784%,  7/12/2022 180,081
150,000 3.102%,  1/17/2023 155,544
126,000 3.010%,  10/19/2026 131,675
SunTrust Banks, Inc.
10,000 2.900%,  3/3/2021 10,123
Synchrony Financial
55,000 4.250%,  8/15/2024 59,013
425,000 3.950%,  12/1/2027 453,395
UBS Group Funding Jersey, Ltd.
24,000 3.000%,  4/15/2021
i
24,370
126,000 4.125%,  9/24/2025
i
139,124
UBS Group Funding Switzerland AG
200,000 3.491%,  5/23/2023
i
206,918
Ventas Realty, LP
195,000 3.100%,  1/15/2023 201,555
260,000 4.000%,  3/1/2028 284,244
VICI Properties, LP / VICI Note
Company, Inc.
80,000 4.250%,  12/1/2026
i
82,106
40,000 3.750%,  2/15/2027
e,i
40,200
80,000 4.625%,  12/1/2029
i
83,600
40,000 4.125%,  8/15/2030
e,i
40,600
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 358,411
Wells Fargo & Company
170,000 2.550%,  12/7/2020 171,060
7,000 2.100%,  7/26/2021 7,039
205,000 2.625%,  7/22/2022 209,074
225,000 3.069%,  1/24/2023 230,260
168,000 3.450%,  2/13/2023 175,334
450,000 4.125%,  8/15/2023 482,569
15,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
15,307
125,000 3.000%,  2/19/2025 130,839
600,000 3.000%,  4/22/2026 629,092
168,000 3.000%,  10/23/2026 176,192
323,000 4.900%,  11/17/2045 406,548
Welltower, Inc.
70,000 3.950%,  9/1/2023 74,662
Westpac Banking Corporation
15,000
2.753%,  (LIBOR 3M +
0.850%), 8/19/2021
b
15,143
ZB NA
360,000 3.500%,  8/27/2021 369,038
Total 48,926,601
Mortgage-Backed Securities (5.5%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
7,217,915 3.500%,  5/1/2034 7,544,664
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,261,197 3.000%,  8/1/2047 7,497,404
528,348 3.500%,  7/1/2049 545,179
Federal National Mortgage
Association
659,241 3.230%,  11/1/2020 660,060

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Mortgage-Backed Securities (5.5%) - continued
$ 5,562,472 3.500%,  10/1/2048 $ 5,786,265
17,420,467 3.500%,  2/1/2049
e
18,048,669
6,386,830 3.500%,  8/1/2049 6,659,283
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
21,250,000 2.500%,  2/1/2035
e
21,627,686
34,678,000 3.000%,  2/1/2035
e
35,719,695
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
56,297,000 3.000%,  3/1/2050
e
57,533,290
11,958,222 4.000%,  7/1/2048 12,517,589
95,064 3.500%,  8/1/2049 98,096
Total 174,237,880
Technology (0.4%)
Adobe, Inc.
275,000 2.150%,  2/1/2027
e
278,771
Apple, Inc.
10,000 2.400%,  1/13/2023 10,250
115,000 3.000%,  2/9/2024 120,598
183,000 3.200%,  5/11/2027 197,525
250,000 3.000%,  6/20/2027 267,340
400,000 3.000%,  11/13/2027 428,047
585,000 3.750%,  9/12/2047 680,322
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 99,445
Avnet, Inc.
125,000 3.750%,  12/1/2021 128,355
Baidu, Inc.
6,000 3.000%,  6/30/2020 6,021
Broadcom Corporation
146,000 3.875%,  1/15/2027 154,311
220,000 3.500%,  1/15/2028 226,924
Broadcom, Inc.
525,000 4.750%,  4/15/2029
i
587,971
CommScope Technologies Finance,
LLC
270,000 6.000%,  6/15/2025
i
257,683
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
i
28,486
990,000 6.020%,  6/15/2026
i
1,156,398
Diamond Sports Group, LLC
400,000 6.625%,  8/15/2027
g,i
374,000
Harland Clarke Holdings Corporation
210,000 8.375%,  8/15/2022
i
182,044
Hewlett Packard Enterprise Company
15,000 3.600%,  10/15/2020 15,165
365,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
365,051
48,000 4.400%,  10/15/2022 50,878
Intel Corporation
10,000 3.100%,  7/29/2022 10,387
Iron Mountain, Inc.
170,000 4.875%,  9/15/2029
i
173,417
Marvell Technology Group, Ltd.
205,000 4.200%,  6/22/2023 218,325
275,000 4.875%,  6/22/2028 310,952
Microsoft Corporation
270,000 4.750%,  11/3/2055 382,104
12,000 2.400%,  2/6/2022 12,206
270,000 4.200%,  11/3/2035 331,531
975,000 3.700%,  8/8/2046 1,150,804
Principal
Amount Long-Term Fixed Income (17.9%) Value
Technology (0.4%) - continued
NCR Corporation
$ 380,000 6.125%,  9/1/2029
i
$ 414,637
NXP BV/NXP Funding, LLC
425,000 4.875%,  3/1/2024
i
467,685
Oracle Corporation
10,000 2.500%,  5/15/2022 10,181
168,000 2.400%,  9/15/2023 172,231
390,000 2.950%,  5/15/2025 411,881
250,000 3.850%,  7/15/2036 285,968
Plantronics, Inc.
230,000 5.500%,  5/31/2023
i
221,955
PTC, Inc.
70,000 3.625%,  2/15/2025
e,i
70,525
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
306,762
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 412,522
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 48,835
92,000 3.125%,  8/15/2027 97,090
Total 11,125,583
Transportation (0.1%)
Air Canada Pass Through Trust
38,556 3.875%,  3/15/2023
i
39,679
Air Lease Corporation
70,000 3.500%,  1/15/2022 72,134
Boeing Company
575,000 3.600%,  5/1/2034 622,455
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 198,523
430,000 5.050%,  3/1/2041 562,505
150,000 4.450%,  3/15/2043 183,317
CSX Corporation
42,000 3.700%,  11/1/2023 44,968
375,000 3.350%,  9/15/2049 387,782
Delta Air Lines, Inc.
114,000 2.875%,  3/13/2020 114,150
Hertz Corporation
210,000 5.500%,  10/15/2024
i
213,062
160,000 6.000%,  1/15/2028
i
161,400
NCL Corporation, Ltd.
210,000 3.625%,  12/15/2024
i
208,425
Penske Truck Leasing Company, LP
425,000 3.375%,  2/1/2022
i
436,148
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,381
United Continental Holdings, Inc.
400,000 4.875%,  1/15/2025 422,000
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
206,750
202,000 6.750%,  8/15/2024
i
218,917
Total 4,102,596
U.S. Government & Agencies (5.5%)
U.S. Treasury Bonds
4,485,000 2.250%,  11/15/2027 4,750,070
8,000,000 2.875%,  5/15/2028 8,876,875
1,510,000 5.250%,  11/15/2028 1,981,108
4,600,000 1.625%,  8/15/2029 4,648,875
1,175,000 4.375%,  5/15/2040 1,675,660
6,780,000 3.000%,  5/15/2042 8,061,579
12,618,000 2.500%,  5/15/2046 13,863,535
750,000 3.000%,  5/15/2047 907,148
250,000 2.750%,  8/15/2047 289,385

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
U.S. Government & Agencies (5.5%) - continued
$ 10,050,000 2.875%,  5/15/2049 $ 12,002,684
250,000 2.375%,  11/15/2049 271,094
U.S. Treasury Notes
940,000 2.250%,  3/31/2020 940,887
120,000 1.875%,  12/15/2020 120,361
500,000 2.500%,  2/28/2021 505,332
250,000 1.375%,  5/31/2021 249,805
7,984,000 1.125%,  8/31/2021 7,949,382
2,210,000 1.500%,  9/30/2021 2,214,230
7,440,000 1.875%,  7/31/2022 7,540,556
155,000 2.000%,  11/30/2022 157,949
4,750,000 2.500%,  3/31/2023 4,924,971
6,560,000 2.500%,  1/31/2024 6,861,094
2,060,000 2.125%,  7/31/2024 2,132,261
1,350,000 1.500%,  10/31/2024 1,360,863
2,490,000 2.250%,  11/15/2024 2,596,019
5,760,000 2.125%,  11/30/2024 5,974,200
18,500,000 2.875%,  5/31/2025 19,945,312
6,380,000 2.625%,  1/31/2026 6,833,329
42,470,000 2.500%,  2/28/2026 45,210,642
Total 172,845,206
Utilities (0.4%)
Alabama Power Company
6,000 2.450%,  3/30/2022 6,098
Ameren Corporation
10,000 2.700%,  11/15/2020 10,058
Ameren Illinois Company
270,000 4.500%,  3/15/2049 349,025
American Electric Power Company,
Inc.
253,000 2.950%,  12/15/2022 261,193
Appalachian Power Company
92,000 3.300%,  6/1/2027 97,765
Arizona Public Service Company
300,000 3.500%,  12/1/2049 325,385
Berkshire Hathaway Energy Company
155,000 4.500%,  2/1/2045 188,703
Calpine Corporation
380,000 4.500%,  2/15/2028
i
378,100
CenterPoint Energy, Inc.
70,000 3.850%,  2/1/2024 74,791
450,000 2.500%,  9/1/2024 458,251
245,000 4.250%,  11/1/2028 275,545
CMS Energy Corporation
126,000 2.950%,  2/15/2027 129,662
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 139,637
70,000 4.350%,  11/15/2045 85,364
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 809,344
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 77,219
Consumers Energy Company
325,000 4.350%,  4/15/2049 415,651
DTE Electric Company
95,000 3.700%,  3/15/2045 107,419
135,000 3.700%,  6/1/2046 153,026
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 397,831
Duke Energy Corporation
168,000 3.750%,  9/1/2046 180,070
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 128,717
Principal
Amount Long-Term Fixed Income (17.9%) Value
Utilities (0.4%) - continued
Duke Energy Indiana, LLC
$ 170,000 3.750%,  5/15/2046 $ 191,762
Edison International
85,000 2.950%,  3/15/2023 87,087
800,000 5.750%,  6/15/2027 924,698
Energy Transfer Operating, LP
330,000 5.200%,  2/1/2022 346,260
Exelon Corporation
90,000 5.100%,  6/15/2045 113,949
376,000 4.450%,  4/15/2046 442,775
FirstEnergy Corporation
60,000 2.850%,  7/15/2022 61,307
350,000 4.850%,  7/15/2047 432,291
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 31,704
84,000 5.300%,  7/1/2043 108,557
Mississippi Power Company
185,000 3.950%,  3/30/2028 205,819
Monongahela Power Company
95,000 5.400%,  12/15/2043
i
128,559
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 198,680
400,000 3.700%,  3/15/2029 449,717
NextEra Energy Operating Partners,
LP
390,000 3.875%,  10/15/2026
i
393,900
NiSource Finance Corporation
92,000 3.490%,  5/15/2027 99,016
245,000 5.650%,  2/1/2045 326,054
Oncor Electric Delivery Company, LLC
368,000 3.750%,  4/1/2045 422,914
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027
m,n
243,507
235,000 3.950%,  12/1/2047
g,m,n
235,587
PPL Capital Funding, Inc.
92,000 3.400%,  6/1/2023 95,957
195,000 5.000%,  3/15/2044 237,200
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 160,516
PSEG Power, LLC
8,000 3.000%,  6/15/2021 8,130
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 244,794
San Diego Gas and Electric Company
330,000 4.150%,  5/15/2048 391,336
South Carolina Electric & Gas
Company
455,000 5.100%,  6/1/2065 639,953
Southern California Edison Company
185,000 4.000%,  4/1/2047 205,664
Southern Company
6,000 2.350%,  7/1/2021 6,046
180,000 2.950%,  7/1/2023 186,360
250,000 3.250%,  7/1/2026 266,177
165,000 4.400%,  7/1/2046 192,026
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 269,912
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 71,342
TerraForm Power Operating, LLC
415,000 5.000%,  1/31/2028
i
448,200

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (17.9%) Value
Utilities (0.4%) - continued
Virginia Electric and Power Company
$ 275,000 4.600%,  12/1/2048 $ 355,750
Total 14,272,360
Total Long-Term Fixed Income
(cost $539,771,353) 564,629,175
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
15,897,726 Thrivent Cash Management Trust 15,897,726
Total Collateral Held for Securities
Loaned
(cost $15,897,726) 15,897,726
Shares or
Principal
Amount Short-Term Investments ( 10.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.555%, 2/12/2020
o,p
199,923
300,000 1.570%, 2/19/2020
o,p
299,793
600,000 1.570%, 2/26/2020
o,p
599,406
2,400,000 1.570%, 3/4/2020
o,p
2,396,880
3,100,000 1.520%, 3/10/2020
o,p
3,095,164
2,600,000 1.535%, 3/25/2020
o,p
2,594,254
600,000 1.540%, 3/31/2020
o,p
598,518
4,900,000 1.540%, 4/8/2020
o,p
4,886,110
11,400,000 1.552%, 4/9/2020
o,p
11,367,187
700,000 1.565%, 4/15/2020
o,p
697,802
Thrivent Core Short-Term Reserve
Fund
31,130,860 1.900% 311,308,604
Total Short-Term Investments (cost
$338,042,196) 338,043,641
Total Investments (cost
$2,819,316,618) 104.2% $3,295,737,406
Other Assets and Liabilities, Net
(4.2%) (132,434,417)
Total Net Assets 100.0% $3,163,302,989
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $74,226,861 or 2.3% of total
net assets.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 578,857
Common Stock 14,575,961
Total lending $15,154,818
Gross amount payable upon return of
collateral for securities loaned $15,897,726
Net amounts due to counterparty $742,908
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,534,257 – 2,254,944 279,313
Capital Goods 2,419,360 – 2,419,360 –
Communications Services 5,466,654 – 5,466,654 –
Consumer Cyclical 3,972,398 – 3,590,746 381,652
Consumer Non-Cyclical 5,628,286 – 5,628,286 –
Energy 1,787,657 – 1,787,657 –
Financials 3,057,354 – 3,057,354 –
Technology 2,200,447 – 2,200,447 –
Utilities 248,562 – 248,562 –
Registered Investment Companies
Unaffiliated 38,136,954 38,136,954 – –
Affiliated 1,235,469,835 1,235,469,835 – –
Common Stock
Communications Services 16,989,502 16,041,464 948,038 –
Consumer Discretionary 74,700,805 71,734,049 2,966,756 –
Consumer Staples 29,776,497 27,851,943 1,924,554 –
Energy 19,401,412 18,235,177 1,166,235 –
Financials 136,687,804 126,634,367 10,053,437 –
Health Care 114,106,980 109,503,103 4,603,877 –
Industrials 130,242,140 124,181,813 6,060,327 –
Information Technology 169,188,845 166,789,306 2,399,539 –
Materials 32,715,758 30,978,615 1,737,141 2
Real Estate 54,007,673 51,205,815 2,801,858 –
Utilities 10,981,577 10,708,042 273,535 –
Long-Term Fixed Income
Asset-Backed Securities 18,319,978 – 18,319,978 –
Basic Materials 5,801,323 – 5,801,323 –
Capital Goods 10,374,846 – 10,374,846 –
Collateralized Mortgage Obligations 17,852,070 – 17,852,070 –
Commercial Mortgage-Backed Securities 8,477,206 – 8,477,206 –
Communications Services 18,822,165 – 18,822,165 –
Consumer Cyclical 15,611,494 – 15,611,494 –
Consumer Non-Cyclical 24,846,623 – 24,846,623 –
Energy 19,013,244 – 19,013,244 –
Financials 48,926,601 – 48,926,601 –
Mortgage-Backed Securities 174,237,880 – 174,237,880 –
Technology 11,125,583 – 11,125,583 –
Transportation 4,102,596 – 4,102,596 –
U.S. Government & Agencies 172,845,206 – 172,845,206 –
Utilities 14,272,360 – 14,272,360 –
Short-Term Investments 26,735,037 – 26,735,037 –
Subtotal Investments in Securities $2,681,084,969 $2,027,470,483 $652,953,519 $660,967
Other Investments  * Total
Affiliated Short-Term Investments 311,308,604
Affiliated Registered Investment Companies 287,446,107
Collateral Held for Securities Loaned 15,897,726
Subtotal Other Investments $614,652,437
Total Investments at Value $3,295,737,406
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,068,010 15,068,010 – –
Total Asset Derivatives $15,068,010 $15,068,010 $– $–
Liability Derivatives
Futures Contracts 12,189,601 12,189,601 – –
Total Liability Derivatives $12,189,601 $12,189,601 $– $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling
$26,535,604 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 230 March 2020 $ 49,605,239 $ 157,419
CBOT U.S. Long Bond 66 March 2020 10,501,950 291,112
CME E-mini S&P 500 Index 2,419 March 2020 381,985,274 7,957,526
CME Euro Foreign Exchange Currency 486 March 2020 67,823,557 (278,670)
Eurex Euro STOXX 50 Index 1,640 March 2020 67,865,616 (2,077,911)
ICE US mini MSCI Emerging Markets Index 1,678 March 2020 92,354,408 (4,251,018)
Total Futures Long Contracts $ 670,136,044 $ 1,798,458
CBOT 10-Yr. U.S. Treasury Note (92) March 2020 ( $ 11,957,985) ( $ 154,390)
CBOT 5-Yr. U.S. Treasury Note (158) March 2020 (18,834,915) (175,694)
CME E-mini NASDAQ 100 Index (572) March 2020 (97,963,638) (4,970,622)
CME E-mini Russell 2000 Index (1,593) March 2020 (131,377,890) 2,767,035
CME E-mini S&P Mid-Cap 400 Index (1,209) March 2020 (246,181,209) 3,534,909
CME Ultra Long Term U.S. Treasury Bond (17) March 2020 (3,175,225) (117,463)
ICE mini MSCI EAFE Index (112) March 2020 (11,428,409) 360,009
Ultra 10-Yr. U.S. Treasury Note (50) March 2020 (7,118,979) (163,833)
Total Futures Short Contracts ( $ 528,038,250) $1,079,951
Total Futures Contracts $ 142,097,794 $2,878,409

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,725 $962 $– $36,766 3,629 1.2%
Core International Equity 86,307 3,366 – 88,362 9,262 2.8
Core Low Volatility Equity 109,491 51,653 – 162,318 13,327 5.1
Global Stock, Class S 135,852 16,651 – 141,918 5,807 4.5
High Yield, Class S 22,543 302 – 23,035 4,829 0.7
Income, Class S 68,329 837 – 70,253 7,243 2.2
International Allocation, Class S 245,381 6,335 – 250,353 24,593 7.9
Large Cap Growth, Class S 224,569 10,971 – 249,199 18,378 7.9
Large Cap Value, Class S 233,679 4,512 – 239,281 10,486 7.6
Limited Maturity Bond, Class S 37,125 227 – 37,502 2,983 1.2
Mid Cap Stock, Class S 171,989 4,925 – 178,243 6,524 5.6
Small Cap Stock, Class S 44,444 3,816 – 45,686 1,979 1.4
Total Affiliated Registered Investment Companies 1,414,434 1,522,916 48.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 338,384 125,831 152,906 311,309 31,131 9.8
Total Affiliated Short-Term Investments 338,384 311,309 9.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,572 90,443 89,117 15,898 15,898 0.5
Total Collateral Held for Securities Loaned 14,572 15,898 0.5
Total Value $1,767,390 $1,850,123
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,080 $– $398
Core International Equity – (1,311) – 3,366
Core Low Volatility Equity Fund – 1,174 3,440 2,213
Global Stock, Class S – (10,586) 14,333 2,318
High Yield, Class S – 191 – 302
Income, Class S – 1,087 314 523
International Allocation, Class S – (1,363) – 6,335
Large Cap Growth, Class S – 13,660 10,971 –
Large Cap Value, Class S – 1,090 – 4,512
Limited Maturity Bond, Class S – 149 – 227
Mid Cap Stock, Class S – 1,329 4,246 678
Small Cap Stock, Class S – (2,575) 3,606 210
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 2 1,612
Total Income/Non Income Cash from Affiliated Investments $22,694
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $3,925 $36,912

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 221,023
4.395%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 211,077
Ball Metalpack Finco, LLC, Term
Loan
93,575
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
82,580
Big River Steel, LLC, Term Loan
151,512
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
151,891
Chemours Company, Term Loan
280,013
3.400%,  (LIBOR 1M +
1.750%), 4/3/2025
b
269,044
MRC Global (US), Inc., Term Loan
206,316
4.645%,  (LIBOR 1M +
3.000%), 9/22/2024
b
206,962
Nouryon USA, LLC, Term Loan
190,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
189,762
Peabody Energy Corporation, Term
Loan
157,200
4.395%,  (LIBOR 1M +
2.750%), 3/31/2025
b,e
125,760
Pixelle Specialty Solutions, LLC, Term
Loan
212,850
7.645%,  (LIBOR 1M + 6.000%),
10/31/2024
b
208,238
Total 1,445,314
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
131,272
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
131,258
Flex Acquisition Company, Inc. Term
Loan
240,011
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b
236,411
GFL Environmental, Inc., Term Loan
389,864
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
388,596
Navistar, Inc., Term Loan
269,500
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
b
269,702
TransDigm, Inc., Term Loan
387,046
4.145%,  (LIBOR 1M +
2.500%), 6/9/2023
b
386,562
185,000
0.000%,  (LIBOR 1M +
2.250%), 12/31/2025
b
184,722
Vertiv Group Corporation, Term Loan
413,641
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
412,951
Total 2,010,202
Communications Services (0.4%)
Altice France SA, Term Loan
116,700
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
115,461
CenturyLink, Inc., Term Loan
260,000
0.000%,  (LIBOR 1M +
2.250%), 3/15/2027
b,c,d
259,594
Coral-US Co-Borrower, LLC, Term
Loan
455,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
453,863
Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.4%) - continued
Diamond Sports Group, LLC, Term
Loan
$ 169,575
4.910%,  (LIBOR 1M +
3.250%), 8/24/2026
b
$ 169,310
Entercom Media Corporation, Term
Loan
150,000
4.160%,  (LIBOR 1M +
2.500%), 11/17/2024
b
150,813
Frontier Communications
Corporation, Term Loan
400,981
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
404,321
HCP Acquisition, LLC, Term Loan
200,255
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
200,693
Intelsat Jackson Holdings SA, Term
Loan
235,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
233,973
Mediacom Illinois, LLC, Term Loan
117,900
3.320%,  (LIBOR 1W +
1.750%), 2/15/2024
b
118,342
NEP Group, Inc., Term Loan
173,250
4.895%,  (LIBOR 1M +
3.250%), 10/20/2025
b
169,496
25,000
8.645%,  (LIBOR 1M + 7.000%),
10/19/2026
b
22,917
SBA Senior Finance II, LLC, Term
Loan
174,557
3.400%,  (LIBOR 1M +
1.750%), 4/11/2025
b
174,667
Sprint Communications, Inc., Term
Loan
525,150
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
513,334
Terrier Media Buyer, Inc., Term Loan
145,000
6.148%,  (LIBOR 3M +
4.250%), 12/17/2026
b
146,051
TNS, Inc., Term Loan
205,982
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
199,374
WideOpenWest Finance, LLC, Term
Loan
208,207
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
205,909
Windstream Services, LLC, Term
Loan
178,680
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
172,873
Total 3,710,991
Consumer Cyclical (0.4%)
Cengage Learning, Inc., Term Loan
216,875
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
b
206,641
Four Seasons Hotels, Ltd., Term Loan
195,960
3.645%,  (LIBOR 1M +
2.000%), 11/30/2023
b
197,049
Golden Entertainment, Inc., Term
Loan
376,350
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,e
376,820
Golden Nugget, LLC, Term Loan
275,576
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
275,948

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.4%) - continued
LCPR Loan Financing, LLC, Term
Loan
$ 405,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
$ 409,556
Men's Warehouse, Inc., Term Loan
172,289
5.031%,  (LIBOR 1M +
3.250%), 4/9/2025
b
141,386
Mohegan Gaming and
Entertainment, Term Loan
316,623
5.645%,  (LIBOR 1M +
4.000%), 10/13/2023
b
312,469
Penn National Gaming, Inc., Term
Loan
133,650
3.895%,  (LIBOR 1M +
2.250%), 10/15/2025
b
134,095
Scientific Games International, Inc.,
Term Loan
659,351
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
657,044
Staples, Inc., Term Loan
44,775
6.281%,  (LIBOR 1M +
4.500%), 9/12/2024
b
43,991
309,325
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
b
303,448
Stars Group Holdings BV, Term Loan
177,839
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
178,737
Tenneco, Inc., Term Loan
297,000
4.645%,  (LIBOR 1M +
3.000%), 10/1/2025
b
290,318
Wyndham Hotels & Resorts, Inc.,
Term Loan
138,250
3.395%,  (LIBOR 1M +
1.750%), 5/30/2025
b
139,039
Total 3,666,541
Consumer Non-Cyclical (0.5%)
Air Medical Group Holdings, Inc.,
Term Loan
558,600
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
545,160
29,400
5.895%,  (LIBOR 1M +
4.250%), 3/14/2025
b
28,297
Albertson's LLC, Term Loan
548,625
4.395%,  (LIBOR 1M +
2.750%), 8/17/2026
b
548,625
Bausch Health Companies, Inc.,
Term Loan
385,666
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
387,016
Chobani, LLC, Term Loan
193,505
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
b
193,263
Endo International plc, Term Loan
337,159
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
324,515
Energizer Holdings, Inc., Term Loan
92,220
4.063%,  (LIBOR 1M +
2.250%), 1/2/2026
b
92,374
JBS USA LUX SA, Term Loan
294,259
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,c,d
295,495
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.5%) - continued
Mallinckrodt International Finance
SA, Term Loan
$ 258,030
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
$ 214,274
McGraw-Hill Global Education
Holdings, LLC, Term Loan
319,701
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
305,241
MPH Acquisition Holdings, LLC, Term
Loan
520,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
510,510
Ortho-Clinical Diagnostics SA, Term
Loan
569,350
4.905%,  (LIBOR 1M +
3.250%), 6/30/2025
b
562,768
Plantronics, Inc., Term Loan
530,682
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
509,057
R.R. Donnelley & Sons Company,
Term Loan
39,799
6.645%,  (LIBOR 1M +
5.000%), 1/15/2024
b
40,110
Sotera Health Holdings, LLC, Term
Loan
160,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
160,501
Total 4,717,206
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
179,100
6.395%,  (LIBOR 1M +
4.750%), 12/19/2025
b
162,422
Calpine Corporation, Term Loan
205,166
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
205,722
Consolidated Energy Finance SA,
Term Loan
108,350
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,e
107,808
Fieldwood Energy, LLC, Term Loan
195,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
165,848
McDermott Technology (Americas),
Inc., Term Loan
316,856
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
194,471
Radiate Holdco, LLC, Term Loan
558,514
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
558,575
Total 1,394,846
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
218,200
3.408%,  (LIBOR 1M +
1.750%), 1/15/2025
b
218,960
Blackstone CQP Holdco, LP, Term
Loan
388,050
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
387,728
Digicel International Finance, Ltd.,
Term Loan
308,686
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
278,845

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.2%) - continued
GGP Nimbus, LLC, Term Loan
$ 311,062
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
$ 309,361
Grizzly Finco, Term Loan
204,482
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
203,204
Harland Clarke Holdings Corporation,
Term Loan
296,966
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
236,037
Level 3 Financing, Inc., Term Loan
250,000
3.395%,  (LIBOR 1M +
1.750%), 3/1/2027
b
249,438
MoneyGram International, Inc., Term
Loan
145,548
7.645%,  (LIBOR 1M + 6.000%),
6/30/2023
b
137,543
NCR Corporation, Term Loan
109,725
4.150%,  (LIBOR 1M +
2.500%), 8/28/2026
b
110,068
Total 2,131,184
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
204,488
5.145%,  (LIBOR 1M +
3.500%), 8/21/2026
b
205,062
Prime Security Services Borrower,
LLC, Term Loan
568,575
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
568,575
Rackspace Hosting, Inc., Term Loan
477,700
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
458,506
SS&C Technologies Holdings Europe
SARL, Term Loan
61,950
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
61,937
SS&C Technologies, Inc., Term Loan
85,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
84,982
60,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
59,988
115,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
114,883
86,817
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
86,799
Total 1,640,732
Utilities (<0.1%)
Core and Main, LP, Term Loan
175,950
4.572%,  (LIBOR 1M +
2.750%), 8/1/2024
b
175,455
EnergySolutions, LLC, Term Loan
137,900
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
131,580
Total 307,035
Total Bank Loans
(cost $21,419,666) 21,024,051
Principal
Amount Long-Term Fixed Income ( 41.8% ) Value
Asset-Backed Securities (1.7%)
Access Group, Inc.
$ 116,820
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
$ 114,544
Aimco
400,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
400,406
Ares CLO, Ltd.
550,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
548,321
Benefit Street Partners CLO IV, Ltd.
700,000
3.069%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,g
700,884
450,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
450,324
Betony CLO, Ltd.
550,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,g
549,999
Buttermilk Park CLO, Ltd.
925,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
919,915
Carlyle Global Market Strategies
CLO, Ltd.
600,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
595,661
Carvana Auto Receivables Trust
600,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
602,548
CBAM, Ltd.
600,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
600,455
Colony American Finance Trust
642,801
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
660,229
Commonbond Student Loan Trust
156,590
2.161%,  (LIBOR 1M + 0.500%),
2/25/2044, Ser. 2018-AGS,
Class A2
b,g
153,582
CoreVest American Finance Trust
748,238
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
764,241
Dryden Senior Loan Fund
500,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
497,942
Earnest Student Loan Program, LLC
169,393
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
170,427
Edlinc Student Loan Funding Trust
17,539
4.720%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,g
17,548
Galaxy XX CLO, Ltd.
550,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
545,829

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Asset-Backed Securities (1.7%) - continued
Golub Capital Partners, Ltd.
$ 500,000
2.969%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,g
$ 500,229
468,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
467,204
Harley Marine Financing, LLC
1,227,814
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,098,894
Home Partners of America Trust
738,921
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
754,506
733,654
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
734,605
Madison Park Funding XIV, Ltd.
400,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
398,768
Magnetite XII, Ltd.
525,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
524,742
Mountain View CLO, Ltd.
375,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,g
372,497
National Collegiate Trust
243,429
1.956%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
235,536
Neuberger Berman CLO XIV, Ltd.
525,000
2.904%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,d,g
525,000
525,000
3.045%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,g
525,267
Neuberger Berman CLO, Ltd.
110,000
2.982%,  (LIBOR 3M +
1.180%), 4/22/2029, Ser.
2014-17A, Class AR
b,g
110,032
Octagon Investment Partners XVI,
Ltd.
100,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
99,178
OZLM VIII, Ltd.
170,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,g
170,084
Palmer Square Loan Funding, Ltd.
300,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
300,216
PPM CLO 3, Ltd.
250,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
250,300
Shackleton CLO, Ltd.
350,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
348,872
Principal
Amount Long-Term Fixed Income (41.8%) Value
Asset-Backed Securities (1.7%) - continued
SLM Student Loan Trust
$ 159,598
2.061%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 153,953
24,398
2.181%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
24,408
SoFi Professional Loan Program, LLC
45,188
2.420%,  3/25/2030, Ser.
2015-A, Class A2
g
45,191
TCW GEM II, Ltd.
500,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,g
500,076
Voya CLO, Ltd.
300,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
299,997
Total 16,732,410
Basic Materials (0.4%)
Anglo American Capital plc
100,000 4.875%,  5/14/2025
g
111,580
Chemours Company
130,000 6.625%,  5/15/2023 127,976
Cleveland-Cliffs, Inc.
100,000 5.750%,  3/1/2025 97,000
Dow Chemical Company
125,000 4.800%,  11/30/2028 144,976
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 223,446
First Quantum Minerals, Ltd.
250,000 7.500%,  4/1/2025
g
246,250
Glencore Funding, LLC
80,000 4.125%,  5/30/2023
g
84,156
110,000 4.000%,  3/27/2027
g
116,594
International Paper Company
222,000 4.350%,  8/15/2048 244,472
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 89,526
245,000 4.500%,  7/15/2027 260,705
Krayton Polymers, LLC
130,000 7.000%,  4/15/2025
g
132,275
Norbord, Inc.
140,000 5.750%,  7/15/2027
g
147,000
Novelis Corporation
225,000 5.875%,  9/30/2026
g
238,500
40,000 4.750%,  1/30/2030
g
40,075
Olin Corporation
165,000 5.125%,  9/15/2027 171,960
Peabody Securities Finance
Corporation
180,000 6.375%,  3/31/2025
g
149,400
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 104,809
Syngenta Finance NV
250,000 3.933%,  4/23/2021
g
255,220
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 360,473
Tronox Finance plc
140,000 5.750%,  10/1/2025
g
138,250
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 141,900
70,000 6.875%,  11/21/2036 92,051

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Basic Materials (0.4%) - continued
WestRock Company
$ 70,000 3.750%,  3/15/2025 $ 75,029
Total 3,793,623
Capital Goods (0.7%)
AECOM
230,000 5.125%,  3/15/2027 245,479
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
154,143
Ardagh Packaging Finance plc
240,000 6.000%,  2/15/2025
g
250,800
Boeing Company
125,000 3.850%,  11/1/2048 134,279
Bombardier, Inc.
285,000 7.500%,  3/15/2025
g
273,600
Building Materials Corporation of
America
190,000 6.000%,  10/15/2025
g
198,312
Cemex SAB de CV
240,000 5.450%,  11/19/2029
g
255,900
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 138,677
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 184,961
CNH Industrial NV
110,000 3.850%,  11/15/2027 116,570
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,800
Crown Cork & Seal Company, Inc.
240,000 7.375%,  12/15/2026 283,800
H&E Equipment Services, Inc.
185,000 5.625%,  9/1/2025 192,862
Ingersoll-Rand Luxembourg Finance
SA
200,000 3.500%,  3/21/2026 214,492
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024
g
332,137
Lockheed Martin Corporation
160,000 3.600%,  3/1/2035 182,229
184,000 4.500%,  5/15/2036 228,144
40,000 6.150%,  9/1/2036 56,923
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 337,945
Owens-Brockway Glass Container,
Inc.
195,000 5.000%,  1/15/2022
g
201,825
Republic Services, Inc.
125,000 2.900%,  7/1/2026 131,201
Reynolds Group Issuer, Inc.
245,000 5.125%,  7/15/2023
g
250,819
Rockwell Collins, Inc.
310,000 2.800%,  3/15/2022 316,682
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 79,562
104,000 4.200%,  9/15/2028 117,630
Textron, Inc.
275,000 3.375%,  3/1/2028 289,408
TransDigm, Inc.
200,000 5.500%,  11/15/2027
g
201,230
United Rentals North America, Inc.
260,000 5.500%,  7/15/2025 269,022
40,000 4.875%,  1/15/2028 41,700
United Technologies Corporation
350,000 4.450%,  11/16/2038 431,325
175,000 3.750%,  11/1/2046 200,274
Principal
Amount Long-Term Fixed Income (41.8%) Value
Capital Goods (0.7%) - continued
$ 220,000 4.050%,  5/4/2047 $ 264,103
Total 6,700,834
Collateralized Mortgage Obligations (1.3%)
Ajax Mortgage Loan Trust
514,542
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
527,744
Alternative Loan Trust
180,340
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 150,073
Angel Oak Mortgage Trust I, LLC
46,839
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
47,312
763,520
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,g
772,603
Bellemeade Re, Ltd.
179,181
3.261%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
179,590
357,754
2.761%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,g
358,033
BRAVO Residential Funding Trust
325,691
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
330,697
373,378
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,g
375,618
CHL Mortgage Pass-Through Trust
1,166,731
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 972,969
CIM Trust
810,584
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
852,333
Citicorp Mortgage Securities, Inc.
469,299
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 463,853
Citigroup Mortgage Loan Trust, Inc.
111,662
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 114,723
COLT Funding, LLC
121,630
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
122,090
Countrywide Alternative Loan Trust
192,566
3.279%,  10/25/2035, Ser.
2005-43, Class 4A1
b
187,884
162,674
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 96,133
68,809
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 69,993
467,903
7.000%,  10/25/2037, Ser.
2007-24, Class A10 276,804
Countrywide Home Loans, Inc.
122,608
5.750%,  4/25/2037, Ser.
2007-3, Class A27 98,970
Credit Suisse Mortgage Capital
Certificates
600,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,i
600,139
Credit Suisse Mortgage Trust
668,958
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
700,351
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
71,252
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 64,479

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Ellington Financial Mortgage Trust
$ 312,039
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
$ 317,157
Federal Home Loan Mortgage
Corporation - REMIC
539,039
3.000%,  2/15/2033, Ser.
4170, Class IG
h
54,927
608,990
3.000%,  3/15/2033, Ser.
4180, Class PI
h
64,575
Federal National Mortgage
Association - REMIC
1,221,931
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
85,932
Galton Funding Mortgage Trust
2017-1
386,396
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
394,542
GCAT Trust
245,962
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,i
247,642
Greenpoint Mortgage Funding Trust
510,170
1.861%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
457,410
GS Mortgage-Backed Securities Trust
379,601
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
379,183
MASTR Alternative Loans Trust
286,957
2.111%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
90,961
Merrill Lynch Alternative Note Asset
Trust
101,442
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,030
Preston Ridge Partners Mortgage
Trust, LLC
399,051
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,i
402,515
Pretium Mortgage Credit Partners,
LLC
203,848
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
g,i
204,240
RCO Mortgage, LLC
310,781
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
311,334
403,885
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
413,848
Residential Accredit Loans, Inc. Trust
178,027
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 180,132
70,507
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 70,126
Sequoia Mortgage Trust
472,173
3.712%,  9/20/2046, Ser.
2007-1, Class 4A1
b
386,456
Silver Hill Trust
295,390
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
298,613
Verus Securitization Trust
113,696
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
113,887
168,006
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,g
167,683
Principal
Amount Long-Term Fixed Income (41.8%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
$ 102,299
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
$ 103,333
76,752
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
77,453
153,507
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
154,905
542,422
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
545,690
WaMu Mortgage Pass Through
Certificates
75,402
3.710%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
73,206
69,498
3.693%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
68,661
Total 13,100,832
Commercial Mortgage-Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust
650,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 696,406
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
410,748
3.000%,  3/15/2045, Ser.
4741, Class GA 421,544
Federal National Mortgage
Association
2,258,879 4.500%,  5/1/2048 2,391,897
Federal National Mortgage
Association - ACES
1,200,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
1,371,475
GS Mortgage Securities Trust
800,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 858,236
UBS Commercial Mortgage Trust
500,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 527,003
Total 6,266,561
Communications Services (1.3%)
AMC Networks, Inc.
145,000 5.000%,  4/1/2024 147,900
American Tower Corporation
135,000 2.900%,  1/15/2030 137,234
AT&T, Inc.
275,000 4.350%,  3/1/2029 310,497
163,000 4.300%,  2/15/2030 184,424
175,000 5.250%,  3/1/2037 214,569
200,000 4.900%,  8/15/2037 238,146
120,000 6.350%,  3/15/2040 163,809
160,000 5.550%,  8/15/2041 203,961
270,000 5.450%,  3/1/2047 342,057
British Sky Broadcasting Group plc
140,000 3.125%,  11/26/2022
g
144,971
British Telecommunications plc
250,000 4.500%,  12/4/2023 272,512
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
130,625
120,000 5.125%,  5/1/2027
g
125,400
300,000 4.750%,  3/1/2030
g
308,437
Charter Communications Operating,
LLC
77,000 6.834%,  10/23/2055 102,176

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Communications Services (1.3%) - continued
$ 150,000 4.500%,  2/1/2024 $ 162,956
225,000 4.200%,  3/15/2028 242,784
330,000 6.484%,  10/23/2045 428,111
Comcast Corporation
225,000 4.950%,  10/15/2058 305,940
185,000 4.049%,  11/1/2052 216,815
150,000 2.750%,  3/1/2023 154,717
140,000 3.950%,  10/15/2025 154,837
225,000 4.250%,  10/15/2030 263,999
145,000 4.400%,  8/15/2035 176,470
212,000 4.750%,  3/1/2044 269,645
125,000 4.600%,  8/15/2045 155,604
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
238,716
80,000 4.600%,  8/15/2047
g
93,629
Crown Castle International
Corporation
138,000 5.250%,  1/15/2023 150,961
160,000 3.200%,  9/1/2024 167,991
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 249,935
Embarq Corporation
120,000 7.995%,  6/1/2036 133,374
Frontier Communications
Corporation
220,000 8.000%,  4/1/2027
g
229,636
Gray Television, Inc.
140,000 5.875%,  7/15/2026
g
146,475
iHeartCommunications, Inc.
180,000 4.750%,  1/15/2028
g
183,469
Lamar Media Corporation
90,000 3.750%,  2/15/2028
d,g
90,601
Level 3 Financing, Inc.
35,000 5.375%,  5/1/2025 36,137
390,000 4.625%,  9/15/2027
g
400,733
Neptune Finco Corporation
281,000 10.875%,  10/15/2025
g
311,264
Netflix, Inc.
320,000 4.875%,  4/15/2028 342,400
Nexstar Escrow Corporation
104,000 5.625%,  8/1/2024
g
108,160
160,000 5.625%,  7/15/2027
g
168,608
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 102,824
Sirius XM Radio, Inc.
240,000 5.000%,  8/1/2027
g
252,000
Sprint Communications, Inc.
235,000 6.000%,  11/15/2022 242,638
Sprint Corporation
255,000 7.625%,  2/15/2025 265,452
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 162,613
Telesat Canada / Telesat, LLC
130,000 4.875%,  6/1/2027
g
133,556
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 319,666
T-Mobile USA, Inc.
370,000 4.500%,  2/1/2026 380,519
VeriSign, Inc.
120,000 4.750%,  7/15/2027 126,600
Verizon Communications, Inc.
216,000 3.376%,  2/15/2025 230,995
100,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
102,932
Principal
Amount Long-Term Fixed Income (41.8%) Value
Communications Services (1.3%) - continued
$ 605,000 4.272%,  1/15/2036 $ 710,645
Viacom, Inc.
90,000 4.250%,  9/1/2023 96,927
120,000 5.850%,  9/1/2043 156,498
Virgin Media Secured Finance plc
210,000 5.500%,  8/15/2026
g
220,242
Vodafone Group plc
200,000 4.875%,  6/19/2049 239,769
Walt Disney Company
390,000 6.400%,  12/15/2035 575,081
Windstream Services, LLC
80,000 8.625%,  10/31/2025
f,g
78,000
Ziggo BV
130,000 5.500%,  1/15/2027
g
137,800
Total 13,145,442
Consumer Cyclical (0.9%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
g
250,600
Allison Transmission, Inc.
270,000 5.000%,  10/1/2024
g
275,068
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 234,819
120,000 4.050%,  8/22/2047 148,129
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 202,875
Brookfield Property REIT, Inc.
120,000 5.750%,  5/15/2026
g
125,212
Brookfield Residential Properties,
Inc.
250,000 6.250%,  9/15/2027
g
267,500
Cinemark USA, Inc.
255,000 4.875%,  6/1/2023 258,187
D.R. Horton, Inc.
200,000 2.550%,  12/1/2020 201,153
Ford Motor Credit Company, LLC
60,000 3.200%,  1/15/2021 60,500
300,000 5.596%,  1/7/2022 316,596
125,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
124,485
250,000 2.979%,  8/3/2022 251,575
General Motors Company
275,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
276,332
General Motors Financial Company,
Inc.
92,000 4.200%,  3/1/2021 94,021
210,000 3.150%,  6/30/2022 214,897
80,000 3.950%,  4/13/2024 84,397
120,000 4.300%,  7/13/2025 128,814
Hanesbrands, Inc.
180,000 4.875%,  5/15/2026
g
189,675
Hilton Domestic Operating Company,
Inc.
240,000 4.875%,  1/15/2030 253,800
Home Depot, Inc.
205,000 5.400%,  9/15/2040 281,448
120,000 4.250%,  4/1/2046 145,185
395,000 3.900%,  6/15/2047 459,536
Hyundai Capital America
250,000 3.000%,  6/20/2022
g
254,786
L Brands, Inc.
65,000 6.694%,  1/15/2027 67,275

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Cyclical (0.9%) - continued
Landry's, Inc.
$ 130,000 6.750%,  10/15/2024
g
$ 133,601
Lear Corporation
152,000 5.250%,  1/15/2025 156,404
Lennar Corporation
170,000 4.125%,  1/15/2022 174,462
365,000 4.875%,  12/15/2023 391,462
Live Nation Entertainment, Inc.
215,000 4.750%,  10/15/2027
g
221,192
Macy's Retail Holdings, Inc.
178,000 2.875%,  2/15/2023 178,334
Mastercard, Inc.
140,000 3.950%,  2/26/2048 169,286
Mattamy Group Corporation
230,000 5.250%,  12/15/2027
g
240,925
McDonald's Corporation
65,000 2.750%,  12/9/2020 65,498
250,000 4.450%,  3/1/2047 298,182
MGM Resorts International
230,000 6.000%,  3/15/2023 252,356
Prime Security Services Borrower,
LLC
250,000 5.750%,  4/15/2026
g
263,750
Ryman Hospitality Properties, Inc.
140,000 4.750%,  10/15/2027
g
145,600
Scientific Games International, Inc.
120,000 5.000%,  10/15/2025
g
123,415
40,000 7.000%,  5/15/2028
g
42,175
ServiceMaster Company, LLC
230,000 5.125%,  11/15/2024
g
237,698
Six Flags Entertainment Corporation
140,000 4.875%,  7/31/2024
g
143,325
130,000 5.500%,  4/15/2027
g
135,044
Staples, Inc.
140,000 7.500%,  4/15/2026
g
143,416
Viking Cruises, Ltd.
170,000 5.875%,  9/15/2027
g
174,259
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
296,807
Walmart, Inc.
175,000 3.250%,  7/8/2029 191,709
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
g
63,990
Total 9,409,755
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 41,077
340,000 4.750%,  11/30/2036 436,148
AbbVie, Inc.
230,000 3.600%,  5/14/2025 245,789
150,000 2.950%,  11/21/2026
g
154,945
94,000 4.700%,  5/14/2045 107,879
350,000 4.875%,  11/14/2048 412,415
Albertson's Companies, LLC
200,000 7.500%,  3/15/2026
g
221,500
80,000 4.625%,  1/15/2027
g
81,110
Allergan, Inc.
200,000 2.800%,  3/15/2023 203,566
Altria Group, Inc.
125,000 4.400%,  2/14/2026 138,095
225,000 5.800%,  2/14/2039 273,597
Amgen, Inc.
75,000 3.125%,  5/1/2025 79,069
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Anheuser-Busch Companies, LLC
$ 265,000 3.650%,  2/1/2026 $ 287,993
320,000 4.700%,  2/1/2036 385,233
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 618,239
250,000 4.375%,  4/15/2038 289,613
Anthem, Inc.
220,000 4.625%,  5/15/2042 254,551
B&G Foods, Inc.
190,000 5.250%,  9/15/2027 189,525
BAT Capital Corporation
120,000 3.222%,  8/15/2024 124,773
160,000 4.540%,  8/15/2047 165,744
Bausch Health Companies, Inc.
115,000 7.000%,  1/15/2028
g
124,561
30,000 5.000%,  1/30/2028
g
30,375
30,000 5.250%,  1/30/2030
g
30,563
Baxalta, Inc.
105,000 4.000%,  6/23/2025 114,458
Becton, Dickinson and Company
187,000 3.734%,  12/15/2024 200,867
325,000 3.700%,  6/6/2027 353,228
132,000 4.669%,  6/6/2047 165,612
Boston Scientific Corporation
120,000 7.375%,  1/15/2040 189,374
Bristol-Myers Squibb Company
150,000 2.875%,  8/15/2020
g
150,886
Bunge, Ltd. Finance Corporation
36,000 3.500%,  11/24/2020 36,467
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
217,739
Centene Corporation
275,000 4.750%,  1/15/2025 284,166
40,000 4.250%,  12/15/2027
g
41,800
90,000 4.625%,  12/15/2029
g
96,867
Cigna Corporation
50,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
50,611
240,000 4.125%,  11/15/2025 263,905
150,000 3.050%,  10/15/2027 155,560
295,000 4.800%,  8/15/2038 353,531
Clorox Company
270,000 3.100%,  10/1/2027 288,589
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 190,893
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 205,105
CVS Health Corporation
94,000 3.700%,  3/9/2023 98,601
50,000 4.000%,  12/5/2023 53,412
245,000 4.100%,  3/25/2025 266,538
270,000 4.875%,  7/20/2035 322,874
Encompass Health Corporation
130,000 4.500%,  2/1/2028 133,905
Energizer Holdings, Inc.
271,000 5.500%,  6/15/2025
g
279,808
Express Scripts Holding Company
355,000 4.800%,  7/15/2046 416,380
HCA, Inc.
350,000 5.375%,  2/1/2025 391,160
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
209,583
JBS USA, LLC
90,000 5.750%,  6/15/2025
g
93,195

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Non-Cyclical (1.6%) - continued
$ 260,000 5.500%,  1/15/2030
g
$ 280,800
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 255,270
Kraft Heinz Foods Company
325,000 3.375%,  6/15/2021 332,112
275,000 4.875%,  10/1/2049
g
302,163
Kroger Company
105,000 2.800%,  8/1/2022 107,668
Medtronic, Inc.
322,000 4.375%,  3/15/2035 398,870
13,000 4.625%,  3/15/2045 17,093
Merck & Company, Inc.
50,000 3.700%,  2/10/2045 57,703
Mylan, Inc.
55,000 3.125%,  1/15/2023
g
56,388
Nestle Holdings, Inc.
200,000 3.900%,  9/24/2038
g
237,344
Par Pharmaceutical, Inc.
120,000 7.500%,  4/1/2027
g
122,100
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 358,564
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
168,365
Scotts Miracle-Gro Company
140,000 4.500%,  10/15/2029
g
144,725
Shire Acquisitions Investments
Ireland Designated Activity
Company
252,000 2.400%,  9/23/2021 254,251
Simmons Foods, Inc.
135,000 5.750%,  11/1/2024
g
136,350
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
g
144,715
Spectrum Brands, Inc.
210,000 5.750%,  7/15/2025 218,138
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 61,500
180,000 5.125%,  11/1/2027
g
189,450
Teva Pharmaceutical Finance
Netherlands III BV
140,000 2.800%,  7/21/2023 130,176
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 95,255
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 238,018
505,000 4.625%,  7/15/2035 625,506
VRX Escrow Corporation
475,000 6.125%,  4/15/2025
g
488,595
Zimmer Biomet Holdings, Inc.
200,000 3.550%,  4/1/2025 213,502
Zoetis, Inc.
275,000 4.700%,  2/1/2043 346,020
Total 16,502,115
Energy (1.3%)
Antero Resources Corporation
130,000 5.125%,  12/1/2022 112,125
Archrock Partners, LP
150,000 6.250%,  4/1/2028
g
154,312
BP Capital Markets America, Inc.
50,000 3.119%,  5/4/2026 52,948
BP Capital Markets plc
135,000 3.535%,  11/4/2024 145,441
312,000 3.279%,  9/19/2027 333,015
Principal
Amount Long-Term Fixed Income (41.8%) Value
Energy (1.3%) - continued
Buckeye Partners, LP
$ 100,000 3.950%,  12/1/2026 $ 99,227
40,000 4.125%,  12/1/2027 39,480
Canadian Oil Sands, Ltd.
115,000 9.400%,  9/1/2021
g
126,705
Cenovus Energy, Inc.
250,000 5.400%,  6/15/2047 284,855
Cheniere Corpus Christi Holdings,
LLC
165,000 7.000%,  6/30/2024 191,072
Cheniere Energy Partners, LP
520,000 5.625%,  10/1/2026 544,701
Chesapeake Energy Corporation
77,000 11.500%,  1/1/2025
g
61,962
ConocoPhillips
220,000 6.500%,  2/1/2039 326,156
Continental Resources, Inc.
125,000 4.500%,  4/15/2023 131,975
275,000 4.375%,  1/15/2028 290,042
Diamondback Energy, Inc.
375,000 3.500%,  12/1/2029 379,237
El Paso Pipeline Partners Operating
Company, LLC
130,000 4.300%,  5/1/2024 140,426
Enagas SA
385,000 5.500%,  1/15/2028
g
385,000
Enbridge, Inc.
165,000 2.900%,  7/15/2022 168,875
Energy Transfer Operating, LP
85,000 4.200%,  9/15/2023 90,276
275,000 6.000%,  6/15/2048 317,420
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 170,144
50,000 5.150%,  2/1/2043 51,307
EnLink Midstream Partners, LP
150,000 4.850%,  7/15/2026 137,250
Hess Corporation
390,000 3.500%,  7/15/2024 406,718
Kinder Morgan Energy Partners, LP
215,000 6.500%,  9/1/2039 277,490
Kinder Morgan, Inc.
225,000 6.500%,  9/15/2020 231,255
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 149,320
Marathon Oil Corporation
300,000 6.600%,  10/1/2037 386,009
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 288,775
35,000 6.500%,  3/1/2041 46,906
MPLX, LP
250,000 4.875%,  12/1/2024 275,257
264,000 4.875%,  6/1/2025 292,679
Murphy Oil Corporation
180,000 5.875%,  12/1/2027 184,500
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 98,400
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
g
40,050
Newfield Exploration Company
225,000 5.625%,  7/1/2024 248,380
Noble Energy, Inc.
300,000 5.050%,  11/15/2044 328,050
Occidental Petroleum Corporation
211,000 4.850%,  3/15/2021 217,288

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Energy (1.3%) - continued
Parsley Energy, LLC
$ 185,000 5.625%,  10/15/2027
g
$ 196,007
Petrobras Global Finance BV
118,000 5.093%,  1/15/2030
g
129,487
Petroleos Mexicanos
275,000 6.875%,  8/4/2026 310,200
Pioneer Natural Resources Company
90,000 4.450%,  1/15/2026 100,043
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 217,154
250,000 3.550%,  12/15/2029 249,207
Regency Energy Partners, LP
50,000 5.875%,  3/1/2022 53,229
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 134,266
150,000 5.625%,  4/15/2023 164,112
175,000 5.750%,  5/15/2024 197,095
Schlumberger Holdings Corporation
180,000 4.000%,  12/21/2025
g
197,657
Southwestern Energy Company
195,000 7.500%,  4/1/2026 162,767
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 165,606
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 157,305
Sunoco, LP
105,000 5.500%,  2/15/2026 108,020
160,000 5.875%,  3/15/2028 170,216
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 197,125
Transocean, Inc.
215,000 7.250%,  11/1/2025
g
202,638
Viper Energy Partners, LP
180,000 5.375%,  11/1/2027
g
187,650
W&T Offshore, Inc.
145,000 9.750%,  11/1/2023
g
137,286
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 181,130
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 298,525
Williams Partners, LP
100,000 4.000%,  11/15/2021 103,050
70,000 3.600%,  3/15/2022 72,092
100,000 4.500%,  11/15/2023 108,191
20,000 6.300%,  4/15/2040 24,928
Woodside Finance, Ltd.
225,000 3.650%,  3/5/2025
g
237,799
90,000 3.700%,  3/15/2028
g
95,385
WPX Energy, Inc.
210,000 5.750%,  6/1/2026 219,975
50,000 4.500%,  1/15/2030 50,311
Total 13,033,484
Financials (3.2%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 175,338
AerCap Ireland Capital, Ltd.
40,000 4.625%,  10/30/2020 40,770
14,000 4.625%,  7/1/2022 14,821
160,000 3.500%,  1/15/2025 167,884
175,000 3.875%,  1/23/2028 185,287
Aircastle, Ltd.
325,000 5.000%,  4/1/2023 351,953
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.2%) - continued
Ally Financial, Inc.
$ 270,000 5.750%,  11/20/2025 $ 306,912
American International Group, Inc.
255,000 3.750%,  7/10/2025 276,451
250,000 3.900%,  4/1/2026 273,647
AvalonBay Communities, Inc.
125,000 3.500%,  11/15/2025 135,529
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
258,101
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
123,245
Banco Santander SA
400,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
403,411
Bank of America Corporation
125,000 3.499%,  5/17/2022
b
127,745
205,000 3.300%,  1/11/2023 214,051
175,000 2.881%,  4/24/2023
b
178,756
184,000 4.000%,  4/1/2024 199,453
200,000 4.200%,  8/26/2024 217,504
300,000 4.000%,  1/22/2025 324,604
225,000 3.458%,  3/15/2025
b
238,123
225,000 3.093%,  10/1/2025
b
235,590
180,000 3.824%,  1/20/2028
b
197,484
Bank of Nova Scotia
185,000 2.700%,  3/7/2022 189,496
Barclays Bank plc
46,000 10.179%,  6/12/2021
g
50,923
Barclays plc
310,000 3.250%,  1/12/2021 313,639
225,000 4.610%,  2/15/2023
b
235,759
236,000 3.650%,  3/16/2025 250,175
Boston Properties, LP
150,000 4.500%,  12/1/2028 174,816
BPCE SA
315,000 3.500%,  10/23/2027
g
334,577
Camden Property Trust
250,000 3.150%,  7/1/2029 268,554
Capital One Financial Corporation
160,000 3.050%,  3/9/2022 163,850
200,000 4.200%,  10/29/2025 218,649
Capital One NA
250,000 2.150%,  9/6/2022 251,920
Cascades USA, Inc.
130,000 5.125%,  1/15/2026
g
134,225
CIT Group, Inc.
325,000 5.000%,  8/15/2022 345,312
Citigroup, Inc.
139,000 4.050%,  7/30/2022 146,056
140,000 3.142%,  1/24/2023
b
143,195
370,000 4.400%,  6/10/2025 408,049
160,000 3.200%,  10/21/2026 169,299
340,000 3.668%,  7/24/2028
b
370,173
120,000 4.125%,  7/25/2028 133,334
225,000 3.520%,  10/27/2028
b
242,187
300,000 3.878%,  1/24/2039
b
343,176
162,000 4.650%,  7/23/2048 211,502
CNA Financial Corporation
100,000 3.900%,  5/1/2029 111,115
Comerica, Inc.
75,000 3.700%,  7/31/2023 79,688
Commerzbank AG
200,000 8.125%,  9/19/2023
g
235,106
Commonwealth Bank of Australia
120,000 2.250%,  3/10/2020
g
120,066

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.2%) - continued
Compass Bank
$ 250,000 3.500%,  6/11/2021 $ 255,234
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 271,001
278,000 4.625%,  12/1/2023 302,704
Credit Agricole SA
250,000 3.250%,  1/14/2030
g
257,984
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,j
226,750
250,000 3.869%,  1/12/2029
b,g
272,490
Credit Suisse Group Funding
(Guernsey), Ltd.
100,000 3.125%,  12/10/2020 101,066
Credit Suisse Group Funding, Ltd.
184,000 3.750%,  3/26/2025 197,559
Danske Bank AS
200,000 3.244%,  12/20/2025
b,g
206,802
Deutsche Bank AG
275,000 3.375%,  5/12/2021 278,914
100,000 4.250%,  10/14/2021 102,995
225,000 3.961%,  11/26/2025
b
235,233
Discover Bank
260,000 4.682%,  8/9/2028
b
275,158
Duke Realty, LP
96,000 4.375%,  6/15/2022 100,909
150,000 2.875%,  11/15/2029 154,356
ERP Operating, LP
54,000 3.375%,  6/1/2025 57,827
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 271,839
Fifth Third Bancorp
135,000 2.600%,  6/15/2022 137,428
Five Corners Funding Trust
445,000 4.419%,  11/15/2023
g
486,678
GE Capital International Funding
Company
410,000 4.418%,  11/15/2035 461,823
Goldman Sachs Group, Inc.
300,000 5.375%,  5/10/2020
b,j
302,235
285,000 2.876%,  10/31/2022
b
290,076
176,000 2.908%,  6/5/2023
b
179,893
200,000 3.625%,  2/20/2024 212,607
300,000 3.691%,  6/5/2028
b
325,737
210,000 4.750%,  10/21/2045 268,085
HCP, Inc.
100,000 3.400%,  2/1/2025 105,930
HSBC Holdings plc
200,000 6.875%,  6/1/2021
b,j
209,666
125,000 2.650%,  1/5/2022 126,939
275,000 3.803%,  3/11/2025
b
292,209
350,000 3.900%,  5/25/2026 380,513
Icahn Enterprises, LP
170,000 6.375%,  12/15/2025 177,437
80,000 6.250%,  5/15/2026 83,974
ING Groep NV
200,000 3.150%,  3/29/2022 205,402
250,000 4.100%,  10/2/2023 268,283
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 87,651
Iron Mountain, Inc.
125,000 6.000%,  8/15/2023 127,656
150,000 4.875%,  9/15/2027
g
154,500
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.2%) - continued
J.P. Morgan Chase & Company
$ 90,000 2.295%,  8/15/2021 $ 90,221
230,000 2.700%,  5/18/2023 236,222
105,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
107,058
200,000 3.625%,  5/13/2024 214,296
200,000 3.875%,  9/10/2024 216,125
145,000 3.125%,  1/23/2025 153,086
425,000 3.900%,  7/15/2025 465,913
150,000 3.300%,  4/1/2026 160,258
275,000 4.203%,  7/23/2029
b
312,307
260,000 3.882%,  7/24/2038
b
297,094
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 339,277
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
g
85,103
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
229,674
MetLife, Inc.
210,000 4.050%,  3/1/2045 247,158
Mitsubishi UFJ Financial Group, Inc.
455,000 3.455%,  3/2/2023 476,437
200,000 3.287%,  7/25/2027 213,687
Morgan Stanley
80,000 5.550%,  7/15/2020
b,j
81,140
198,000 2.750%,  5/19/2022 202,247
135,000 4.875%,  11/1/2022 145,566
185,000 3.125%,  1/23/2023 191,929
275,000 4.350%,  9/8/2026 306,501
240,000 3.591%,  7/22/2028
b
259,746
MPT Operating Partnership, LP
125,000 6.375%,  3/1/2024 129,035
125,000 4.625%,  8/1/2029 130,781
Nasdaq, Inc.
110,000 3.850%,  6/30/2026 119,932
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
206,736
Outfront Media Cap, LLC
220,000 4.625%,  3/15/2030
g
226,600
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
118,759
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 186,467
Quicken Loans, Inc.
240,000 5.750%,  5/1/2025
g
248,400
Realty Income Corporation
175,000 4.125%,  10/15/2026 196,177
Regency Centers, LP
290,000 4.125%,  3/15/2028 323,319
Reinsurance Group of America, Inc.
160,000 4.700%,  9/15/2023 175,031
150,000 3.900%,  5/15/2029 163,526
Royal Bank of Scotland Group plc
75,000 6.125%,  12/15/2022 82,199
100,000 6.100%,  6/10/2023 111,061
200,000 3.875%,  9/12/2023 211,636
250,000 4.269%,  3/22/2025
b
268,313
200,000 4.445%,  5/8/2030
b
226,434
Santander UK Group Holdings plc
160,000 2.875%,  10/16/2020 160,966
Simon Property Group, LP
160,000 4.250%,  11/30/2046 191,506
SITE Centers Corporation
59,000 4.625%,  7/15/2022 61,844

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.2%) - continued
Societe Generale SA
$ 132,000 4.750%,  11/24/2025
g
$ 145,595
Springleaf Finance Corporation
110,000 7.125%,  3/15/2026 126,208
Standard Chartered plc
250,000 2.819%,  1/30/2026
b,g
253,147
Sumitomo Mitsui Financial Group,
Inc.
160,000 2.784%,  7/12/2022 163,710
135,000 3.102%,  1/17/2023 139,990
120,000 3.010%,  10/19/2026 125,405
Synchrony Financial
70,000 4.250%,  8/15/2024 75,107
350,000 3.950%,  12/1/2027 373,384
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
152,374
UBS Group Funding Switzerland AG
190,000 3.491%,  5/23/2023
g
196,572
Ventas Realty, LP
190,000 3.100%,  1/15/2023 196,387
235,000 4.000%,  3/1/2028 256,913
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
g
51,316
30,000 3.750%,  2/15/2027
d,g
30,150
50,000 4.625%,  12/1/2029
g
52,250
30,000 4.125%,  8/15/2030
d,g
30,450
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 324,876
Wells Fargo & Company
190,000 2.625%,  7/22/2022 193,776
185,000 3.069%,  1/24/2023 189,325
160,000 3.450%,  2/13/2023 166,985
200,000 4.125%,  8/15/2023 214,475
205,000 3.000%,  2/19/2025 214,575
300,000 3.000%,  4/22/2026 314,546
163,000 3.000%,  10/23/2026 170,948
307,000 4.900%,  11/17/2045 386,409
Welltower, Inc.
75,000 3.950%,  9/1/2023 79,995
ZB NA
290,000 3.500%,  8/27/2021 297,281
Total 32,236,959
Mortgage-Backed Securities (13.2%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
5,592,507 3.500%,  5/1/2034 5,845,675
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,867,634 3.000%,  8/1/2047 6,058,508
164,586 3.500%,  7/1/2049 169,830
Federal National Mortgage
Association
494,430 3.230%,  11/1/2020 495,045
4,421,452 3.500%,  10/1/2048 4,599,339
5,427,239 3.500%,  2/1/2049
d
5,622,951
5,060,335 3.500%,  8/1/2049 5,276,201
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
16,960,000 2.500%,  2/1/2035
d
17,261,438
23,975,000 3.000%,  2/1/2035
d
24,695,186
Principal
Amount Long-Term Fixed Income (41.8%) Value
Mortgage-Backed Securities (13.2%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 47,253,000 3.000%,  3/1/2050
d
$ 48,290,683
8,512,048 4.000%,  7/1/2048 8,910,215
6,191,287 3.500%,  8/1/2049 6,388,711
Total 133,613,782
Technology (0.8%)
Adobe, Inc.
125,000 2.150%,  2/1/2027
d
126,714
Apple, Inc.
170,000 3.200%,  5/11/2027 183,493
100,000 3.000%,  6/20/2027 106,936
365,000 3.000%,  11/13/2027 390,593
490,000 3.750%,  9/12/2047 569,842
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 95,121
Avnet, Inc.
120,000 3.750%,  12/1/2021 123,221
Broadcom Corporation
164,000 3.875%,  1/15/2027 173,336
200,000 3.500%,  1/15/2028 206,295
Broadcom, Inc.
300,000 4.750%,  4/15/2029
g
335,983
CommScope Technologies Finance,
LLC
270,000 6.000%,  6/15/2025
g
257,683
Diamond 1 Finance Corporation
595,000 6.020%,  6/15/2026
g
695,007
Diamond Sports Group, LLC
240,000 6.625%,  8/15/2027
g,k
224,400
Harland Clarke Holdings Corporation
200,000 8.375%,  8/15/2022
g
173,375
Hewlett Packard Enterprise Company
260,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
260,037
115,000 4.400%,  10/15/2022 121,896
Marvell Technology Group, Ltd.
165,000 4.200%,  6/22/2023 175,725
220,000 4.875%,  6/22/2028 248,761
Microsoft Corporation
280,000 4.750%,  11/3/2055 396,256
280,000 4.200%,  11/3/2035 343,810
625,000 3.700%,  8/8/2046 737,695
NCR Corporation
240,000 6.125%,  9/1/2029
g
261,876
NXP BV/NXP Funding, LLC
225,000 4.875%,  3/1/2024
g
247,598
Oracle Corporation
490,000 2.950%,  5/15/2025 517,491
225,000 3.850%,  7/15/2036 257,371
Plantronics, Inc.
150,000 5.500%,  5/31/2023
g
144,753
PTC, Inc.
40,000 3.625%,  2/15/2025
d,g
40,300
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
222,138
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 337,518
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 42,466
80,000 3.125%,  8/15/2027 84,426
Total 8,102,116

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Transportation (0.2%)
Air Canada Pass Through Trust
$ 45,566 3.875%,  3/15/2023
g
$ 46,894
Air Lease Corporation
75,000 3.500%,  1/15/2022 77,286
Boeing Company
275,000 3.600%,  5/1/2034 297,696
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 184,343
100,000 5.050%,  3/1/2041 130,815
130,000 4.450%,  3/15/2043 158,874
CSX Corporation
98,000 3.700%,  11/1/2023 104,925
175,000 3.350%,  9/15/2049 180,965
Delta Air Lines, Inc.
95,000 2.875%,  3/13/2020 95,125
Hertz Corporation
130,000 5.500%,  10/15/2024
g
131,895
100,000 6.000%,  1/15/2028
g
100,875
NCL Corporation, Ltd.
130,000 3.625%,  12/15/2024
g
129,025
Penske Truck Leasing Company, LP
200,000 3.375%,  2/1/2022
g
205,246
United Continental Holdings, Inc.
240,000 4.875%,  1/15/2025 253,200
XPO Logistics, Inc.
225,000 6.750%,  8/15/2024
g
243,844
Total 2,341,008
U.S. Government & Agencies (13.6%)
U.S. Treasury Bonds
2,160,000 2.250%,  11/15/2027 2,287,659
6,000,000 2.875%,  5/15/2028 6,657,656
2,190,000 5.250%,  11/15/2028 2,873,263
4,000,000 1.625%,  8/15/2029 4,042,500
550,000 4.375%,  5/15/2040 784,352
2,000,000 3.000%,  5/15/2042 2,378,047
4,999,000 2.500%,  5/15/2046 5,492,456
7,300,000 2.875%,  5/15/2049 8,718,367
200,000 2.375%,  11/15/2049 216,875
U.S. Treasury Notes
1,170,000 2.250%,  3/31/2020 1,171,104
5,500,000 1.375%,  9/30/2020 5,492,910
130,000 1.875%,  12/15/2020 130,391
2,750,000 2.500%,  2/28/2021 2,779,326
1,000,000 1.375%,  5/31/2021 999,219
9,210,000 1.125%,  8/31/2021 9,170,066
9,850,000 1.500%,  9/30/2021 9,868,854
4,060,000 1.875%,  7/31/2022 4,114,873
600,000 1.625%,  11/15/2022 605,109
19,985,000 2.000%,  11/30/2022 20,365,183
1,700,000 2.500%,  3/31/2023 1,762,621
11,330,000 2.500%,  1/31/2024 11,850,029
1,350,000 2.125%,  7/31/2024 1,397,356
8,000,000 1.250%,  8/31/2024 7,975,313
600,000 1.500%,  10/31/2024 604,828
3,390,000 2.250%,  11/15/2024 3,534,340
2,190,000 2.125%,  11/30/2024 2,271,441
7,640,000 2.625%,  1/31/2026 8,182,858
10,500,000 2.500%,  2/28/2026 11,177,578
Total 136,904,574
Utilities (1.0%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 193,903
Principal
Amount Long-Term Fixed Income (41.8%) Value
Utilities (1.0%) - continued
American Electric Power Company,
Inc.
$ 216,000 2.950%,  12/15/2022 $ 222,995
Appalachian Power Company
85,000 3.300%,  6/1/2027 90,327
Arizona Public Service Company
150,000 3.500%,  12/1/2049 162,693
Berkshire Hathaway Energy Company
140,000 4.500%,  2/1/2045 170,441
Calpine Corporation
240,000 4.500%,  2/15/2028
g
238,800
CenterPoint Energy, Inc.
75,000 3.850%,  2/1/2024 80,133
175,000 2.500%,  9/1/2024 178,209
140,000 4.250%,  11/1/2028 157,454
CMS Energy Corporation
120,000 2.950%,  2/15/2027 123,487
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 229,004
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 389,684
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 84,573
Consumers Energy Company
175,000 4.350%,  4/15/2049 223,812
DTE Electric Company
115,000 3.700%,  3/15/2045 130,033
145,000 3.700%,  6/1/2046 164,361
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 358,048
Duke Energy Corporation
160,000 3.750%,  9/1/2046 171,496
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 128,717
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 208,682
Edison International
90,000 2.950%,  3/15/2023 92,210
400,000 5.750%,  6/15/2027 462,349
Energy Transfer Operating, LP
280,000 5.200%,  2/1/2022 293,796
Exelon Corporation
50,000 5.100%,  6/15/2045 63,305
263,000 4.450%,  4/15/2046 309,707
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 51,089
320,000 4.850%,  7/15/2047 395,237
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 69,749
80,000 5.300%,  7/1/2043 103,387
Mississippi Power Company
165,000 3.950%,  3/30/2028 183,569
Monongahela Power Company
150,000 5.400%,  12/15/2043
g
202,988
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 102,178
200,000 3.700%,  3/15/2029 224,858
NextEra Energy Operating Partners,
LP
240,000 3.875%,  10/15/2026
g
242,400
NiSource Finance Corporation
88,000 3.490%,  5/15/2027 94,711
255,000 5.650%,  2/1/2045 339,363

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.8%) Value
Utilities (1.0%) - continued
Oncor Electric Delivery Company, LLC
$ 352,000 3.750%,  4/1/2045 $ 404,526
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027
l,m
181,335
175,000 3.950%,  12/1/2047
k,l,m
175,437
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 273,693
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 153,537
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 234,151
San Diego Gas and Electric Company
270,000 4.150%,  5/15/2048 320,184
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 492,272
Southern California Edison Company
175,000 4.000%,  4/1/2047 194,547
Southern Company
215,000 3.250%,  7/1/2026 228,912
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 258,177
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 71,342
TerraForm Power Operating, LLC
260,000 5.000%,  1/31/2028
g
280,800
Virginia Electric and Power Company
125,000 4.600%,  12/1/2048 161,704
Total 10,368,365
Total Long-Term Fixed Income
(cost $407,683,890) 422,251,860
Shares
Registered Investment Companies
( 39.3% ) Value
Unaffiliated  (1.2%)
1,599 Consumer Discretionary Select
Sector SPDR Fund 200,387
2,469 Health Care Select Sector SPDR
Fund 244,777
37,500 Invesco Senior Loan ETF 847,875
12,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
k
1,573,080
980 iShares Russell 2000 Index Fund
k
157,319
1,911 iShares Russell 2000 Value Index
Fund 232,836
2,893 Materials Select Sector SPDR Fund 166,724
1,003 ProShares Ultra S&P 500
k
150,631
3,800 SPDR Bloomberg Barclays High Yield
Bond ETF 414,352
13,776 SPDR S&P 500 ETF Trust 4,432,152
1,507 SPDR S&P Biotech ETF
k
134,304
6,117 SPDR S&P Metals & Mining ETF 152,252
4,567 VanEck Vectors Oil Services ETF 49,780
35,000 Vanguard Short-Term Corporate
Bond ETF 2,861,950
Total 11,618,419
Affiliated  (38.1%)
2,961,968 Thrivent Core Emerging Markets
Debt Fund 30,004,737
Shares
Registered Investment Companies
(39.3%) Value
Affiliated  (38.1%)- continued
969,305 Thrivent Core International Equity
Fund $ 9,247,169
2,477,074 Thrivent Core Low Volatility Equity
Fund 30,170,762
58,959 Thrivent Global Stock Fund, Class S 1,440,959
5,087,437 Thrivent High Yield Fund, Class S 24,267,074
7,993,378 Thrivent Income Fund, Class S 77,535,763
3,941,200 Thrivent International Allocation
Fund, Class S 40,121,417
2,895,654 Thrivent Large Cap Growth Fund,
Class S 39,265,075
3,015,573 Thrivent Large Cap Value Fund,
Class S 68,815,366
3,213,419 Thrivent Limited Maturity Bond Fund,
Class S 40,392,671
692,303 Thrivent Mid Cap Stock Fund, Class S 18,913,707
212,720 Thrivent Small Cap Stock Fund,
Class S 4,909,573
Total 385,084,273
Total Registered Investment
Companies (cost $316,597,228) 396,702,692
Shares Common Stock ( 10.8% ) Value
Communications Services (0.3%)
896 Activision Blizzard, Inc. 52,398
560 Alphabet, Inc., Class A
n
802,357
310 Alphabet, Inc., Class C
n
444,611
2,821 Comcast Corporation 121,839
1,341 DISH Network Corporation
n
49,295
1,633 Facebook, Inc.
n
329,719
400 Hemisphere Media Group, Inc.
n
5,376
2,689 Interpublic Group of Companies, Inc. 61,040
3,028 Live Nation Entertainment, Inc.
n
206,389
565 News Corporation 7,893
5,278 ORBCOMM, Inc.
n
18,948
7,551 QuinStreet, Inc.
n
97,823
531 Scholastic Corporation 17,497
3,034 Take-Two Interactive Software, Inc.
n
378,158
1,334 Twitter, Inc.
n
43,328
3,069 Verizon Communications, Inc. 182,422
561 ViacomCBS, Inc. 19,147
120 Walt Disney Company 16,597
966 Zillow Group, Inc.
n
44,629
Total 2,899,466
Consumer Discretionary (1.0%)
333 Alibaba Group Holding, Ltd. ADR
n
68,794
538 Amazon.com, Inc.
n
1,080,691
155 American Public Education, Inc.
n
3,694
1,053 Aptiv plc 89,284
20 AutoZone, Inc.
n
21,159
151 Booking Holdings, Inc.
n
276,413
3,938 BorgWarner, Inc. 135,034
4,359 Bright Horizons Family Solutions,
Inc.
n
713,699
1,696 Burlington Stores, Inc.
n
368,829
3,124 Canada Goose Holdings, Inc.
k,n
93,720
794 Century Casinos, Inc.
n
6,614
378 Chipotle Mexican Grill, Inc.
n
327,635
1,763 Cooper-Standard Holdings, Inc.
n
46,755
5,534 Crocs, Inc.
n
209,794
1,909 Culp, Inc. 24,111
599 D.R. Horton, Inc. 35,461
4,443 Delphi Technologies plc
n
68,156

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Consumer Discretionary (1.0%) - continued
9,144 Designer Brands, Inc. $ 130,211
782 Domino's Pizza, Inc. 220,328
3,302 Duluth Holdings, Inc.
k,n
27,902
2,695 Emerald Expositions Events, Inc. 28,109
1,320 Ethan Allen Interiors, Inc. 21,318
2,283 Etsy, Inc.
n
111,433
3,720 Five Below, Inc.
n
421,178
1,055 Garrett Motion, Inc.
n
8,883
244 Genuine Parts Company 22,831
3,807 G-III Apparel Group, Ltd.
n
103,588
584 Goodyear Tire & Rubber Company 7,668
2,367 Grand Canyon Education, Inc.
n
185,289
664 Harley-Davidson, Inc. 22,178
3,288 Home Depot, Inc. 749,993
332 Hooker Furniture Corporation 8,180
14 Johnson Outdoors, Inc. 1,100
3,940 Knoll, Inc. 97,554
1,984 Lear Corporation 244,389
1,774 Lowe's Companies, Inc. 206,210
273 Lululemon Athletica, Inc.
n
65,353
142 Madison Square Garden Company
n
42,059
1,244 Marcus Corporation 36,263
753 McDonald's Corporation 161,119
1,437 Modine Manufacturing Company
n
10,102
160 Mohawk Industries, Inc.
n
21,069
6,459 Movado Group, Inc. 111,224
680 NIKE, Inc. 65,484
4,121 Norwegian Cruise Line Holdings,
Ltd.
n
221,916
15 NVR, Inc.
n
57,255
3,670 Ollie's Bargain Outlet Holdings, Inc.
n
194,657
336 O'Reilly Automotive, Inc.
n
136,450
1,972 Oxford Industries, Inc. 136,857
5,051 Planet Fitness, Inc.
n
408,070
15,965 Playa Hotels and Resorts NV
n
112,074
13,606 Red Rock Resorts, Inc. 333,483
366 RH
n
76,402
572 Ruth's Hospitality Group, Inc. 11,726
560 Sony Corporation ADR 39,301
2,247 Standard Motor Products, Inc. 109,159
494 Starbucks Corporation 41,906
1,447 Texas Roadhouse, Inc. 90,438
3,825 TJX Companies, Inc. 225,828
1,676 Tupperware Brands Corporation 10,492
1,034 Ulta Beauty, Inc.
n
277,019
1,460 Vail Resorts, Inc. 342,385
1,392 Wingstop, Inc. 129,136
3,692 Zumiez, Inc.
n
115,080
Total 9,770,492
Consumer Staples (0.5%)
508 Calavo Growers, Inc. 38,918
2,973 Casey's General Stores, Inc. 478,237
441 Central Garden & Pet Company
n
14,205
10,336 Coca-Cola Company 603,622
7,385 Colgate-Palmolive Company 544,865
649 Costco Wholesale Corporation 198,282
19,657 Cott Corporation 300,556
11,289 Hain Celestial Group, Inc.
n
273,307
2,056 John B. Sanfilippo & Son, Inc. 173,321
233 Kimberly-Clark Corporation 33,375
2,331 Monster Beverage Corporation
n
155,245
5,491 PepsiCo, Inc. 779,832
579 Philip Morris International, Inc. 47,883
3,613 Procter & Gamble Company 450,252
542 Seneca Foods Corporation
n
21,436
Shares Common Stock (10.8%) Value
Consumer Staples (0.5%) - continued
1,820 Simply Good Foods Company
n
$ 41,805
13,110 SunOpta, Inc.
n
35,397
9,527 Turning Point Brands, Inc. 217,597
2,135 Wal-Mart Stores, Inc. 244,436
Total 4,652,571
Energy (0.3%)
4,170 Abraxas Petroleum Corporation
n
955
330 Apache Corporation 9,055
18,696 Archrock, Inc. 156,112
1,857 BP plc ADR 67,093
10,818 Callon Petroleum Company
n
32,454
4,627 Centennial Resource Development,
Inc.
n
15,084
768 Chevron Corporation 82,284
3,445 Cimarex Energy Company 151,201
1,014 Concho Resources, Inc. 76,841
500 ConocoPhillips 29,715
3,980 Continental Resources, Inc. 108,336
1,431 Contura Energy, Inc.
n
8,285
4,931 Core Laboratories NV
k
173,226
2,878 Devon Energy Corporation 62,510
4,224 Diamond Offshore Drilling, Inc.
k,n
19,557
1,821 Diamondback Energy, Inc. 135,482
1,110 Enterprise Products Partners, LP 28,605
1,867 EOG Resources, Inc. 136,123
30,437 Euronav NV 300,718
359 Evolution Petroleum Corporation 1,809
2,894 Exterran Corporation
n
15,628
410 Exxon Mobil Corporation 25,469
4,283 Frank's International NV
n
14,991
4,637 Gran Tierra Energy, Inc.
n
4,620
1,261 Halliburton Company 27,502
2,007 Helmerich & Payne, Inc. 81,384
2,624 Liberty Oilfield Services, Inc. 22,252
12,435 Marathon Oil Corporation 141,386
1,121 Marathon Petroleum Corporation 61,094
16,758 Nabors Industries, Ltd. 34,689
10,976 Nine Energy Service, Inc.
n
53,124
141 Oasis Petroleum, Inc.
n
317
5,248 Oceaneering International, Inc.
n
65,128
138 Oil States International, Inc.
n
1,488
6,577 Pacific Drilling SA
n
12,102
180 Parsley Energy, Inc. 2,995
5,044 Patterson-UTI Energy, Inc. 40,049
1,166 PDC Energy, Inc.
n
25,174
324 Penn Virginia Corporation
n
6,924
348 Pioneer Natural Resources Company 46,980
16,323 QEP Resources, Inc. 51,744
1,372 SEACOR Holdings, Inc.
n
51,573
23,926 Southwestern Energy Company
n
37,564
6,111 Talos Energy, Inc.
n
134,075
4,237 TechnipFMC plc 69,953
1,550 Transocean, Ltd.
n
7,068
243 Whiting Petroleum Corporation
n
1,103
3,269 WPX Energy, Inc.
n
39,065
Total 2,670,886
Financials (1.8%)
71 1st Source Corporation 3,350
1,026 Aflac, Inc. 52,911
2,817 AG Mortgage Investment Trust, Inc. 44,649
309 Alleghany Corporation
n
246,477
1,994 Ally Financial, Inc. 63,868
7,952 American Financial Group, Inc. 865,098
631 American International Group, Inc. 31,714

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Financials (1.8%) - continued
812 Ameriprise Financial, Inc. $ 134,313
1,699 Ameris Bancorp 68,283
557 Aon plc 122,679
728 Argo Group International Holdings,
Ltd. 47,757
2,268 Arthur J. Gallagher & Company 232,629
484 Artisan Partners Asset Management,
Inc. 16,166
1,379 Associated Banc-Corp 27,483
8,986 Assured Guaranty, Ltd. 411,918
7,007 Bank of America Corporation 230,040
436 Bank of Marin Bancorp 19,210
4,543 Bank of N.T. Butterfield & Son, Ltd. 150,918
454 Bank OZK 12,340
1,831 BankFinancial Corporation 22,833
279 BankUnited, Inc. 9,207
2,513 Banner Corporation 129,545
3,288 Berkshire Hathaway, Inc.
n
737,926
615 BlackRock, Inc. 324,320
475 BOK Financial Corporation 37,477
9,058 Boston Private Financial Holdings,
Inc. 103,261
7,732 Bridgewater Bancshares, Inc.
n
102,062
17,852 BrightSphere Investment Group 164,417
1,542 Brown & Brown, Inc. 69,236
755 Byline Bancorp, Inc. 14,571
859 Capital One Financial Corporation 85,728
1,886 Cboe Global Markets, Inc. 232,393
1,153 Charles Schwab Corporation 52,519
309 Chubb, Ltd. 46,965
980 Cincinnati Financial Corporation 102,851
2,480 CIT Group, Inc. 113,361
2,153 Citigroup, Inc. 160,205
3,471 Citizens Financial Group, Inc. 129,399
85 City Holding Company 6,433
1,193 Cohen & Steers, Inc. 88,258
8,809 Comerica, Inc. 538,758
414 Community Bank System, Inc. 27,436
3,171 Community Trust Bancorp, Inc. 138,731
3,289 Cullen/Frost Bankers, Inc. 293,247
80 Diamond Hill Investment Group, Inc. 11,262
1,815 Discover Financial Services 136,361
7,036 E*TRADE Financial Corporation 299,874
810 East West Bancorp, Inc. 37,130
1,357 Ellington Residential Mortgage REIT 14,601
802 Enstar Group, Ltd.
n
156,623
873 Enterprise Financial Services
Corporation 37,984
1,585 Essent Group, Ltd. 78,632
9,260 Everi Holdings, Inc.
n
115,750
701 FBL Financial Group, Inc. 37,700
237 Federal Agricultural Mortgage
Corporation 18,083
5,100 Fifth Third Bancorp 145,095
1,980 Financial Institutions, Inc. 61,004
1,237 First American Financial Corporation 76,669
96 First Bancorp 3,406
173 First Bancshares, Inc. 5,955
4,080 First Busey Corporation 104,040
922 First Citizens BancShares, Inc. 485,728
4,189 First Defiance Financial Corporation 123,115
1,552 First Financial Corporation 64,765
209 First Hawaiian, Inc. 6,074
5,581 First Interstate BancSystem, Inc. 214,869
161 First Mid-Illinois Bancshares, Inc. 5,273
2,372 First Midwest Bancorp, Inc. 47,298
Shares Common Stock (10.8%) Value
Financials (1.8%) - continued
254 First of Long Island Corporation $ 5,603
1,895 First Republic Bank 210,118
104 Goldman Sachs Group, Inc. 24,726
3,381 Great Southern Bancorp, Inc. 192,413
1,227 Great Western Bancorp, Inc. 36,258
2,891 Hamilton Lane, Inc. 187,770
1,348 Hancock Whitney Corporation 53,570
190 Hanmi Financial Corporation 3,196
1,913 Hanover Insurance Group, Inc. 265,104
1,474 Hartford Financial Services Group,
Inc. 87,379
3,501 Heartland Financial USA, Inc. 171,234
16,840 Heritage Commerce Corporation 195,344
189 Heritage Financial Corporation 4,872
2,662 Hometrust Bancshares, Inc. 70,596
2,516 Horace Mann Educators Corporation 108,213
3,296 Horizon Bancorp, Inc. 55,768
2,558 Houlihan Lokey, Inc. 132,632
3,747 IBERIABANK Corporation 272,444
3,334 Independent Bank Corporation 71,281
2,851 Interactive Brokers Group, Inc. 133,997
3,629 Intercontinental Exchange, Inc. 361,956
973 International Bancshares
Corporation 38,336
1,231 J.P. Morgan Chase & Company 162,935
1,419 Kemper Corporation 105,602
3,927 KeyCorp 73,474
1,394 Lakeland Bancorp, Inc. 22,639
926 Loews Corporation 47,643
2,841 M&T Bank Corporation 478,765
59 Markel Corporation
n
69,205
538 Mercantile Bank Corporation 17,630
5,200 Meridian Bancorp, Inc. 93,548
893 MetLife, Inc. 44,391
4,475 MidWestOne Financial Group, Inc. 144,722
993 Morgan Stanley 51,894
859 MSCI, Inc. 245,502
37 National Western Life Group, Inc. 9,842
200 NBT Bancorp, Inc. 7,558
2,712 Northern Trust Corporation 265,261
840 Northwest Bancshares, Inc. 13,209
402 OFG Bancorp 7,923
578 Old Republic International
Corporation 13,034
1,705 Old Second Bancorp, Inc. 20,946
57 Park National Corporation 5,413
3,473 PCSB Financial Corporation 69,043
177 Peapack-Gladstone Financial
Corporation 5,174
504 Peoples Bancorp, Inc. 16,400
4,846 Popular, Inc. 271,182
1,318 Primerica, Inc. 156,262
8,051 Prosight Global, Inc.
n
116,498
294 Provident Financial Services, Inc. 6,706
292 Prudential Financial, Inc. 26,590
2,314 QCR Holdings, Inc. 95,105
1,881 Radian Group, Inc. 46,066
4,190 Raymond James Financial, Inc. 383,092
2,099 Reinsurance Group of America, Inc. 302,361
1,065 Renasant Corporation 34,005
212 S&P Global, Inc. 62,271
303 Safety Insurance Group, Inc. 27,900
1,298 Sandy Spring Bancorp, Inc. 45,170
1,309 Santander Consumer USA Holdings,
Inc. 34,846

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Financials (1.8%) - continued
8,941 Seacoast Banking Corporation of
Florida
n
$ 242,748
5,491 SEI Investments Company 358,343
156 Selective Insurance Group, Inc. 10,335
1,705 Spirit of Texas Bancshares, Inc.
n
35,379
4,834 State Auto Financial Corporation 145,552
1,294 SVB Financial Group
n
310,987
11,906 Synovus Financial Corporation 416,948
2,668 T. Rowe Price Group, Inc. 356,258
720 Territorial Bancorp, Inc. 20,902
886 TMX Group, Ltd. 81,979
1,966 TPG RE Finance Trust, Inc. 40,244
1,725 TriCo Bancshares 62,790
2,230 Triumph Bancorp, Inc.
n
86,925
8,415 TrustCo Bank Corporation 66,731
1,565 U.S. Bancorp 83,289
188 UMB Financial Corporation 12,494
1,521 Umpqua Holdings Corporation 25,705
212 Univest Financial Corporation 5,266
16 Virtus Investment Partners, Inc. 1,968
1,101 Washington Trust Bancorp, Inc. 52,110
3,609 Webster Financial Corporation 161,900
1,072 Wells Fargo & Company 50,320
840 WesBanco, Inc. 27,821
146 Westamerica Bancorporation 9,251
464 Western Alliance Bancorp 25,627
89 Westwood Holdings Group, Inc. 2,499
226 Willis Towers Watson plc 47,752
5,764 Wintrust Financial Corporation 364,746
6,745 Zions Bancorporations NA 306,830
Total 18,496,549
Health Care (1.5%)
5,347 Abbott Laboratories 465,938
1,343 Aerie Pharmaceuticals, Inc.
n
27,505
4,292 Agilent Technologies, Inc. 354,348
3,087 Agios Pharmaceuticals, Inc.
n
150,430
748 Alexion Pharmaceuticals, Inc.
n
74,344
1,364 Alkermes plc
n
23,747
772 AmerisourceBergen Corporation 66,052
2,585 Amgen, Inc. 558,489
484 Arena Pharmaceuticals, Inc.
n
22,114
36 Atrion Corporation 25,891
3,557 Axonics Modulation Technologies,
Inc.
k,n
103,260
1,502 Bausch Health Companies, Inc.
n
41,200
1,075 Becton, Dickinson and Company 295,818
91 Biogen, Inc.
n
24,465
1,818 BioMarin Pharmaceutical, Inc.
n
151,803
945 Bio-Rad Laboratories, Inc.
n
341,069
2,087 Bio-Techne Corporation 438,207
614 Bluebird Bio, Inc.
n
48,930
293 Bruker Corporation 14,495
7,030 Catalent, Inc.
n
429,533
900 Centene Corporation
n
56,529
2,301 Charles River Laboratories
International, Inc.
n
355,689
502 Chemed Corporation 234,454
286 Cigna Holding Company 55,021
3,748 CryoLife, Inc.
n
111,466
1,387 CVS Health Corporation 94,066
738 Danaher Corporation 118,722
1,315 Dexcom, Inc.
n
316,586
422 Edwards Lifesciences Corporation
n
92,781
6,228 Gilead Sciences, Inc. 393,610
4,407 Guardant Health, Inc.
k,n
335,108
Shares Common Stock (10.8%) Value
Health Care (1.5%) - continued
7,896 Halozyme Therapeutics, Inc.
n
$ 149,866
344 HealthStream, Inc.
n
8,789
2,467 Hill-Rom Holdings, Inc. 262,711
1,020 Immunomedics, Inc.
n
18,941
1,969 Inspire Medical Systems, Inc.
n
147,281
1,021 Insulet Corporation
n
198,115
443 Intuitive Surgical, Inc.
n
247,983
1,327 Jazz Pharmaceuticals, Inc.
n
190,225
6,593 Johnson & Johnson 981,500
516 Laboratory Corporation of America
Holdings
n
90,506
2,829 LHC Group, Inc.
n
412,327
691 Ligand Pharmaceuticals, Inc.
k,n
60,677
5,971 Medtronic plc 689,292
3,948 Merck & Company, Inc. 337,317
192 Mesa Laboratories, Inc. 50,388
3,246 Natera, Inc.
n
113,642
1,505 National Healthcare Corporation 126,300
1,522 Neurocrine Biosciences, Inc.
n
152,322
537 Nevro Corporation
n
71,373
156 NextGen Healthcare, Inc.
n
2,162
11,521 Optinose, Inc.
k,n
90,209
629 Orthifix Medical, Inc.
n
27,211
895 PerkinElmer, Inc. 82,770
3,329 Pfizer, Inc. 123,972
82 Phibro Animal Health Corporation 1,945
1,230 PRA Health Sciences, Inc.
n
124,611
295 Prothena Corporation plc
n
3,590
834 Repligen Corporation
n
83,725
1,310 ResMed, Inc. 208,251
777 Sage Therapeutics, Inc.
n
51,500
700 Sarepta Therapeutics, Inc.
n
81,172
653 Stryker Corporation 137,587
129 Surmodics, Inc.
n
5,081
4,976 Syneos Health, Inc.
n
305,327
2,099 Tactile Systems Technology, Inc.
n
117,943
1,179 Teleflex, Inc. 438,010
2,017 Thermo Fisher Scientific, Inc. 631,704
342 U.S. Physical Therapy, Inc. 40,062
565 United Therapeutics Corporation
n
55,184
2,864 UnitedHealth Group, Inc. 780,297
347 Universal Health Services, Inc. 47,577
968 Varian Medical Systems, Inc.
n
136,072
3,492 Veeva Systems, Inc.
n
511,962
831 Vertex Pharmaceuticals, Inc.
n
188,679
356 Waters Corporation
n
79,669
757 West Pharmaceutical Services, Inc. 118,054
18,925 Wright Medical Group NV
n
570,399
28 Zimmer Biomet Holdings, Inc. 4,141
3,882 Zoetis, Inc. 521,003
Total 15,701,094
Industrials (1.7%)
983 3M Company 155,963
2,654 A.O. Smith Corporation 113,299
883 Aegion Corporation
n
18,455
1,792 Aerojet Rocketdyne Holdings, Inc.
n
93,309
4,365 AGCO Corporation 306,161
7,137 Altra Industrial Motion Corporation 237,377
6,738 AMETEK, Inc. 654,597
5,347 Arcosa, Inc. 233,931
5,394 ASGN, Inc.
n
365,120
4,686 AZZ, Inc. 193,344
209 Boeing Company 66,518
3,677 BWX Technologies, Inc. 233,820
313 Carlisle Companies, Inc. 48,900

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Industrials (1.7%) - continued
2,061 Casella Waste Systems, Inc.
n
$ 105,503
2,074 Caterpillar, Inc. 272,420
8,155 CBIZ, Inc.
n
220,185
1,207 Chart Industries, Inc.
n
77,224
75 Cintas Corporation 20,923
229 Columbus McKinnon Corporation 8,013
760 CRA International, Inc. 40,493
4,824 Crane Company 412,259
2,677 CSW Industrials, Inc. 203,131
432 CSX Corporation 32,979
5,719 Curtiss-Wright Corporation 831,714
1,223 Delta Air Lines, Inc. 68,170
770 Douglas Dynamics, Inc. 40,371
7,097 EMCOR Group, Inc. 583,160
4,424 Emerson Electric Company 316,891
3,951 Encore Wire Corporation 214,579
2,610 Expeditors International of
Washington, Inc. 190,634
3,321 Forrester Research, Inc.
n
137,390
2,227 General Dynamics Corporation 390,705
1,367 Gorman-Rupp Company 50,456
2,028 Healthcare Services Group, Inc. 51,917
421 Heico Corporation 51,543
175 Herc Holdings, Inc.
n
7,021
3,828 Honeywell International, Inc. 663,086
2,422 Hubbell, Inc. 346,903
398 Huntington Ingalls Industries, Inc. 103,878
735 ICF International, Inc. 64,379
3,704 IDEX Corporation 606,900
2,127 Ingersoll-Rand plc 283,380
556 Interface, Inc. 8,940
579 John Bean Technologies Corporation 65,421
986 Johnson Controls International plc 38,898
190 Kansas City Southern 32,051
1,265 Kennametal, Inc. 39,582
1,370 Kratos Defense & Security Solutions,
Inc.
n
25,126
3,315 Lincoln Electric Holdings, Inc. 295,632
557 Lockheed Martin Corporation 238,463
353 Manpower, Inc. 32,296
1,006 Masonite International Corporation
n
75,561
1,147 Mercury Systems, Inc.
n
88,032
6,897 Meritor, Inc.
n
151,113
851 MSC Industrial Direct Company, Inc. 57,928
266 Mueller Industries, Inc. 7,759
215 Norfolk Southern Corporation 44,765
1,431 Old Dominion Freight Line, Inc. 280,805
1,027 Parker-Hannifin Corporation 200,974
13,570 Primoris Services Corporation 289,448
3,500 Raven Industries, Inc. 109,760
2,376 Regal-Beloit Corporation 186,421
201 Republic Services, Inc. 19,105
8,925 Ritchie Brothers Auctioneers, Inc. 376,813
920 Rockwell Automation, Inc. 176,327
938 Roper Industries, Inc. 357,997
2,086 Saia, Inc.
n
181,691
769 SiteOne Landscape Supply, Inc.
n
74,247
6,412 Southwest Airlines Company 352,532
798 SP Plus Corporation
n
33,364
397 SPX FLOW, Inc.
n
17,365
3,893 Standex International Corporation 284,539
1,568 Teledyne Technologies, Inc.
n
572,414
701 Thermon Group Holdings, Inc.
n
16,614
292 TransDigm Group, Inc. 187,838
6,334 TriMas Corporation
n
181,976
626 UniFirst Corporation 127,660
Shares Common Stock (10.8%) Value
Industrials (1.7%) - continued
652 United Airlines Holdings, Inc.
n
$ 48,770
1,752 United Rentals, Inc.
n
237,729
1,486 United Technologies Corporation 223,197
4,715 Valmont Industries, Inc. 669,813
4,890 Verisk Analytics, Inc. 794,478
4,184 Waste Connections, Inc. 402,961
689 Watsco, Inc. 119,831
3,386 Willdan Group, Inc.
n
112,178
2,377 Xylem, Inc. 194,106
Total 17,149,521
Information Technology (2.4%)
2,337 Accenture plc 479,576
663 Adobe, Inc.
n
232,806
1,023 ADTRAN, Inc. 9,258
1,634 Advanced Energy Industries, Inc.
n
114,282
6,451 Advanced Micro Devices, Inc.
n
303,197
2,855 Akamai Technologies, Inc.
n
266,514
410 Alliance Data Systems Corporation 42,144
770 Alteryx, Inc.
k,n
107,392
668 American Software, Inc. 9,973
8,261 Amphenol Corporation 821,722
755 ANSYS, Inc.
n
207,119
5,527 Apple, Inc. 1,710,662
250 Arista Networks, Inc.
n
55,835
1,207 Atlassian Corporation plc
n
177,429
2,798 Automatic Data Processing, Inc. 479,549
1,799 Avalara, Inc.
n
153,167
536 Avnet, Inc. 19,559
171 Badger Meter, Inc. 10,099
1,464 Bandwidth, Inc.
n
103,885
5,368 Benchmark Electronics, Inc. 165,227
4,460 Blackline, Inc.
n
272,818
1,225 Broadridge Financial Solutions, Inc. 145,959
219 CACI International, Inc.
n
58,569
5,718 CDK Global, Inc. 306,942
1,353 CDW Corporation 176,499
315 CEVA, Inc.
n
8,615
11,091 Ciena Corporation
n
451,071
12,008 Cisco Systems, Inc. 552,008
1,387 Clearwater Energy, Inc. 28,697
1,234 Cognex Corporation 62,897
2,326 Computer Services, Inc. 116,393
3,017 Coupa Software, Inc.
n
486,190
2,402 CTS Corporation 70,403
1,628 Descartes Systems Group, Inc.
n
72,951
4,883 DocuSign, Inc.
n
383,364
16,158 Dolby Laboratories, Inc. 1,120,396
1,029 DSP Group, Inc.
n
14,879
3,603 Elastic NV
n
233,763
1,178 ePlus, Inc.
n
93,910
1,434 Euronet Worldwide, Inc.
n
226,056
2,186 ExlService Holdings, Inc.
n
159,819
334 eXp World Holdings, Inc.
n
3,687
2,176 F5 Networks, Inc.
n
265,733
160 Fair Isaac Corporation
n
64,381
288 Fiserv, Inc.
n
34,160
1,954 Five9, Inc.
n
140,160
194 FLIR Systems, Inc. 9,999
2,101 Global Payments, Inc. 410,640
2,993 Guidewire Software, Inc.
n
336,713
595 InterDigital, Inc. 32,874
165 International Business Machines
Corporation 23,715
1,388 Intuit, Inc. 389,167
1,681 Jack Henry & Associates, Inc. 251,377

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Information Technology (2.4%) - continued
1,997 Juniper Networks, Inc. $ 45,811
704 Keysight Technologies, Inc.
n
65,465
275 KLA-Tencor Corporation 45,579
330 Kulicke and Soffa Industries, Inc. 8,544
892 Lam Research Corporation 266,003
7,229 Lattice Semiconductor Corporation
n
134,459
52 Littelfuse, Inc. 9,199
752 ManTech International Corporation 60,371
2,277 MasterCard, Inc. 719,395
3,093 Maxim Integrated Products, Inc. 185,951
2,781 Methode Electronics, Inc. 91,078
10,558 Microsoft Corporation 1,797,288
1,741 MicroStrategy, Inc.
n
264,684
1,113 MKS Instruments, Inc. 116,665
3,971 Monolithic Power Systems, Inc. 679,716
1,381 MTS Systems Corporation 70,003
6,116 National Instruments Corporation 272,957
62 NetApp, Inc. 3,311
821 New Relic, Inc.
n
54,194
1,604 Nice, Ltd. ADR
n
276,369
1,447 Nova Measuring Instruments, Ltd.
n
55,044
747 Novanta, Inc.
n
67,775
3,240 Nuance Communications, Inc.
n
61,301
244 NVIDIA Corporation 57,689
5,479 Oracle Corporation 287,374
1,531 Palo Alto Networks, Inc.
n
359,448
2,088 Paychex, Inc. 179,088
693 PayPal Holdings, Inc.
n
78,926
2,069 Plexus Corporation
n
147,147
620 Progress Software Corporation 27,981
844 Proofpoint, Inc.
n
103,652
1,178 Q2 Holdings, Inc.
n
102,710
1,398 QAD, Inc. 71,927
461 QUALCOMM, Inc. 39,328
1,673 Rogers Corporation
n
196,996
11,481 SailPoint Technologies Holdings, Inc.
n
288,058
525 Salesforce.com, Inc.
n
95,713
45 Samsung Electronics Company, Ltd.
GDR 52,423
1,460 ScanSource, Inc.
n
50,939
2,004 ServiceNow, Inc.
n
677,813
848 Silicon Laboratories, Inc.
n
83,367
476 Square, Inc.
n
35,552
6,837 STMicroelectronics NV ADR 190,410
224 Sykes Enterprises, Inc.
n
7,524
5,316 Synopsys, Inc.
n
784,163
5,111 TE Connectivity, Ltd. 471,132
1,001 Teradyne, Inc. 66,056
4,325 Texas Instruments, Inc. 521,811
911 Tyler Technologies, Inc.
n
294,873
653 VeriSign, Inc.
n
135,915
6,277 Virtusa Corporation
n
261,374
1,071 Visa, Inc. 213,097
170 VMware, Inc.
n
25,170
1,364 WEX, Inc.
n
295,879
1,110 Xilinx, Inc. 93,773
2,523 Zscaler, Inc.
n
141,515
Total 24,264,185
Materials (0.5%)
1,126 AdvanSix, Inc.
n
21,079
1,036 Alcoa Corporation
n
14,452
1,744 AptarGroup, Inc. 201,449
1,040 Avery Dennison Corporation 136,490
50 Balchem Corporation 5,401
790 Ball Corporation 57,022
Shares Common Stock (10.8%) Value
Materials (0.5%) - continued
845 Cabot Corporation $ 33,673
1,297 Celanese Corporation 134,240
804 CF Industries Holdings, Inc. 32,385
4,056 Eastman Chemical Company 289,071
2,201 Ecolab, Inc. 431,638
473 Ferro Corporation
n
6,471
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,n
0
916 Ingevity Corporation
n
59,742
2,688 Innospec, Inc. 270,762
192 Kadant, Inc. 20,467
3,128 Kaiser Aluminum Corporation 313,269
753 Kraton Performance Polymers, Inc.
n
12,387
13,088 Louisiana-Pacific Corporation 401,540
1,228 Martin Marietta Materials, Inc. 323,946
2,097 Materion Corporation 113,867
1,230 Minerals Technologies, Inc. 66,580
3,664 Myers Industries, Inc. 59,284
1,856 Neenah, Inc. 123,684
1,396 Nucor Corporation 66,296
5,326 Nutanix, Inc.
n
172,935
385 Olympic Steel, Inc. 5,660
3,510 PPG Industries, Inc. 420,638
97 Quaker Chemical Corporation 16,104
545 Reliance Steel & Aluminum Company 62,566
428 RPM International, Inc. 30,546
1,921 Ryerson Holding Corporation
n
19,690
263 Schnitzer Steel Industries, Inc. 4,229
328 Schweitzer-Mauduit International,
Inc. 11,490
151 Sensient Technologies Corporation 9,022
553 Sherwin-Williams Company 308,016
7,706 Steel Dynamics, Inc. 230,255
178 UFP Technologies, Inc.
n
8,300
1,782 United States Lime & Minerals, Inc. 159,935
325 W. R. Grace & Company 21,892
336 Worthington Industries, Inc. 12,358
Total 4,688,831
Real Estate (0.7%)
9,232 Agree Realty Corporation 700,986
388 Alexandria Real Estate Equities, Inc. 63,322
4,266 American Campus Communities, Inc. 195,681
218 American Tower Corporation 50,519
2,800 Apartment Investment &
Management Company 147,588
6,018 Apple Hospitality REIT, Inc. 90,390
864 Ares Commercial Real Estate
Corporation 14,118
1,917 Armada Hoffler Properties, Inc. 35,158
3,191 Ashford Hospitality Trust, Inc. 7,850
479 BBX Capital Corporation 1,859
347 Bluerock Residential Growth REIT,
Inc. 4,004
3,110 Brixmor Property Group, Inc. 62,076
1,437 Camden Property Trust 161,562
248 CareTrust REIT, Inc. 5,501
5,337 CBL & Associates Properties, Inc. 4,483
5,862 Cedar Realty Trust, Inc. 15,241
1,399 Chatham Lodging Trust 22,874
897 City Office REIT, Inc. 12,127
989 Columbia Property Trust, Inc. 20,868
754 Corepoint Lodging, Inc. 6,899
1,672 CoreSite Realty Corporation 196,376
666 CoStar Group, Inc.
n
434,891
5,686 Cousins Properties, Inc. 232,728

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Real Estate (0.7%) - continued
3,769 DiamondRock Hospitality Company $ 36,446
306 Digital Realty Trust, Inc. 37,635
2,528 Douglas Emmett, Inc. 104,912
1,438 Duke Realty Corporation 52,214
210 EastGroup Properties, Inc. 28,575
774 EPR Properties 55,240
166 Equity Lifestyle Properties, Inc. 12,076
4,771 Equity Residential 396,375
5,405 Essential Properties Realty Trust, Inc. 149,232
32 Essex Property Trust, Inc. 9,912
998 Farmland Partners, Inc. 6,467
6,030 First Industrial Realty Trust, Inc. 257,481
140 Four Corners Property Trust, Inc. 4,241
2,686 Franklin Street Properties
Corporation 20,414
2,086 Gaming and Leisure Properties, Inc. 98,574
456 Getty Realty Corporation 14,373
1,054 Gladstone Commercial Corporation 22,471
648 Global Medical REIT, Inc. 9,461
1,394 Healthcare Realty Trust, Inc. 50,268
2,139 Healthcare Trust of America, Inc. 68,512
683 Highwoods Properties, Inc. 34,225
3,304 Host Hotels & Resorts, Inc. 53,987
913 Hudson Pacific Properties, Inc. 33,178
1,258 Industrial Logistics Properties Trust 28,796
1,046 Innovative Industrial Properties, Inc. 93,617
523 Investors Real Estate Trust 38,545
725 Jones Lang LaSalle, Inc. 123,120
4,871 Kilroy Realty Corporation 402,198
2,138 Kite Realty Group Trust 36,774
593 Lamar Advertising Company 55,036
1,548 Lexington Realty Trust 17,136
300 Life Storage, Inc. 33,954
6,176 Medical Properties Trust, Inc. 136,798
321 MGM Growth Properties LLC 10,253
479 Monmouth Real Estate Investment
Corporation 7,008
245 National Health Investors, Inc. 20,673
1,801 National Retail Properties, Inc. 100,856
10,558 National Storage Affiliates Trust 360,556
1,203 Office Properties Income Trust 40,938
472 Omega Healthcare Investors, Inc. 19,800
753 One Liberty Properties, Inc. 20,587
7,037 Physicians Realty Trust 136,166
1,605 PotlatchDeltic Corporation 69,015
311 Preferred Apartment Communities,
Inc. 3,664
376 PS Business Parks, Inc. 63,003
855 QTS Realty Trust, Inc. 48,632
808 Rayonier, Inc. REIT 24,547
272 Retail Opportunity Investments
Corporation 4,507
3,774 Retail Properties of America, Inc. 45,854
129 RMR Group, Inc. 5,943
1,392 RPT Realty 19,418
553 Ryman Hospitality Properties 47,022
5,096 Sabra Health Care REIT, Inc. 109,564
213 Saul Centers, Inc. 10,518
1,160 SBA Communications Corporation 289,490
7,678 Service Properties Trust 165,691
1,382 Spirit Realty Capital, Inc. 72,942
174 St. Joe Company
k,n
3,656
427 STAG Industrial, Inc. 13,766
4,881 Store Capital Corporation 191,579
3,322 Summit Hotel Properties, Inc. 36,841
1,406 Terreno Realty Corporation 80,508
Shares Common Stock (10.8%) Value
Real Estate (0.7%) - continued
810 UMH Properties, Inc. $ 12,798
5,424 Uniti Group, Inc. 34,334
91 Universal Health Realty Income Trust 11,225
807 Urstadt Biddle Properties, Inc. 18,295
2,708 VICI Properties, Inc. 72,574
Total 7,181,567
Utilities (0.1%)
962 Alliant Energy Corporation 57,104
1,131 Artesian Resources Corporation 42,661
217 Chesapeake Utilities Corporation 20,878
810 CMS Energy Corporation 55,493
860 Consolidated Water Company, Ltd. 14,715
418 DTE Energy Company 55,431
539 Entergy Corporation 70,889
2,225 Exelon Corporation 105,888
744 IDACORP, Inc. 83,469
361 Middlesex Water Company 23,559
2,162 New Jersey Resources Corporation 89,334
1,534 NorthWestern Corporation 118,072
476 Otter Tail Corporation 25,495
3,587 PNM Resources, Inc. 194,523
365 Public Service Enterprise Group, Inc. 21,608
445 Southwest Gas Holdings, Inc. 33,602
1,439 Spire, Inc. 121,336
603 Unitil Corporation 37,199
Total 1,171,256
Total Common Stock
(cost $89,210,140) 108,646,418
Shares
Collateral Held for Securities Loaned
( 0.3% ) Value
3,295,450 Thrivent Cash Management Trust 3,295,450
Total Collateral Held for Securities
Loaned
(cost $3,295,450) 3,295,450
Shares or
Principal
Amount Short-Term Investments ( 14.7% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 1.535%, 2/12/2020
o,p
1,399,458
800,000 1.570%, 2/26/2020
o,p
799,208
400,000 1.570%, 3/4/2020
o,p
399,480
500,000 1.500%, 3/11/2020
o,p
499,198
300,000 1.540%, 3/31/2020
o,p
299,259
900,000 1.550%, 4/7/2020
o,p
897,488
1,200,000 1.535%, 4/8/2020
o,p
1,196,598
Thrivent Core Short-Term Reserve
Fund
14,325,664 1.900% 143,256,642
Total Short-Term Investments (cost
$148,746,999) 148,747,331
Total Investments (cost
$986,953,373) 109.0% $1,100,667,802
Other Assets and Liabilities, Net
(9.0%) (90,676,135)
Total Net Assets 100.0% $1,009,991,667
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $51,801,654 or 5.1% of total
net assets.
h Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k All or a portion of the security is on loan.
l Defaulted security.  Interest is not being accrued.
m In bankruptcy.  Interest is not being accrued.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 379,595
Common Stock 2,795,153
Total lending $3,174,748
Gross amount payable upon return of
collateral for securities loaned $3,295,450
Net amounts due to counterparty $120,702
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,445,314 – 1,319,554 125,760
Capital Goods 2,010,202 – 2,010,202 –
Communications Services 3,710,991 – 3,710,991 –
Consumer Cyclical 3,666,541 – 3,289,721 376,820
Consumer Non-Cyclical 4,717,206 – 4,717,206 –
Energy 1,394,846 – 1,287,038 107,808
Financials 2,131,184 – 2,131,184 –
Technology 1,640,732 – 1,640,732 –
Utilities 307,035 – 307,035 –
Long-Term Fixed Income
Asset-Backed Securities 16,732,410 – 16,732,410 –
Basic Materials 3,793,623 – 3,793,623 –
Capital Goods 6,700,834 – 6,700,834 –
Collateralized Mortgage Obligations 13,100,832 – 13,100,832 –
Commercial Mortgage-Backed Securities 6,266,561 – 6,266,561 –
Communications Services 13,145,442 – 13,145,442 –
Consumer Cyclical 9,409,755 – 9,409,755 –
Consumer Non-Cyclical 16,502,115 – 16,502,115 –
Energy 13,033,484 – 13,033,484 –
Financials 32,236,959 – 32,236,959 –
Mortgage-Backed Securities 133,613,782 – 133,613,782 –
Technology 8,102,116 – 8,102,116 –
Transportation 2,341,008 – 2,341,008 –
U.S. Government & Agencies 136,904,574 – 136,904,574 –
Utilities 10,368,365 – 10,368,365 –
Registered Investment Companies
Unaffiliated 11,618,419 11,618,419 – –
Affiliated 315,661,605 315,661,605 – –
Common Stock
Communications Services 2,899,466 2,899,466 – –
Consumer Discretionary 9,770,492 9,770,492 – –
Consumer Staples 4,652,571 4,652,571 – –
Energy 2,670,886 2,670,886 – –
Financials 18,496,549 18,414,570 81,979 –
Health Care 15,701,094 15,701,094 – –
Industrials 17,149,521 17,149,521 – –
Information Technology 24,264,185 24,211,762 52,423 –
Materials^ 4,688,831 4,688,831 – 0
Real Estate 7,181,567 7,181,567 – –
Utilities 1,171,256 1,171,256 – –
Short-Term Investments 5,490,689 – 5,490,689 –
Subtotal Investments in Securities $884,693,042 $435,792,040 $448,290,614 $610,388
Other Investments  * Total
Affiliated Short-Term Investments 143,256,642
Affiliated Registered Investment Companies 69,422,668
Collateral Held for Securities Loaned 3,295,450
Subtotal Other Investments $215,974,760
Total Investments at Value $1,100,667,802
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,197,402 2,197,402 – –
Total Asset Derivatives $2,197,402 $2,197,402 $– $–
Liability Derivatives
Futures Contracts 2,084,100 2,084,100 – –
Total Liability Derivatives $2,084,100 $2,084,100 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling
$5,490,689 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 30 March 2020 $ 6,470,249 $ 20,533
CBOT 5-Yr. U.S. Treasury Note 51 March 2020 6,072,347 63,989
CBOT U.S. Long Bond 166 March 2020 26,413,996 732,191
CME E-mini S&P 500 Index 87 March 2020 13,794,585 229,815
CME Euro Foreign Exchange Currency 85 March 2020 11,867,325 (53,918)
Eurex Euro STOXX 50 Index 288 March 2020 11,932,227 (379,265)
ICE mini MSCI EAFE Index 51 March 2020 5,184,676 (144,601)
ICE US mini MSCI Emerging Markets Index 513 March 2020 28,231,032 (1,295,967)
Ultra 10-Yr. U.S. Treasury Note 22 March 2020 3,146,758 57,679
Total Futures Long Contracts $ 113,113,195 ( $ 769,544)
CBOT 10-Yr. U.S. Treasury Note (56) March 2020 ( $ 7,286,773) ( $ 85,977)
CME E-mini Russell 2000 Index (503) March 2020 (41,483,588) 873,883
CME E-mini S&P Mid-Cap 400 Index (75) March 2020 (15,271,812) 219,312
CME Ultra Long Term U.S. Treasury Bond (18) March 2020 (3,362,003) (124,372)
Total Futures Short Contracts ( $ 67,404,176) $882,846
Total Futures Contracts $ 45,709,019 $113,302

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,996 $1,130 $– $30,005 2,962 2.9%
Core International Equity 9,032 352 – 9,247 969 0.9
Core Low Volatility Equity 18,964 10,979 – 30,171 2,477 3.0
Global Stock, Class S 1,379 169 – 1,441 59 0.1
High Yield, Class S 23,748 318 – 24,267 5,087 2.4
Income, Class S 75,412 924 – 77,536 7,993 7.7
International Allocation, Class S 39,325 1,015 – 40,121 3,941 4.0
Large Cap Growth, Class S 35,384 1,729 – 39,265 2,896 3.9
Large Cap Value, Class S 67,204 1,298 – 68,815 3,016 6.8
Limited Maturity Bond, Class S 39,988 245 – 40,393 3,213 4.0
Mid Cap Stock, Class S 18,250 523 – 18,914 692 1.9
Small Cap Stock, Class S 4,776 410 – 4,910 213 0.5
Total Affiliated Registered Investment Companies 361,458 385,085 38.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 168,446 48,343 73,532 143,257 14,326 14.2
Total Affiliated Short-Term Investments 168,446 143,257 14.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,157 16,445 15,307 3,295 3,295 0.3
Total Collateral Held for Securities Loaned 2,157 3,295 0.3
Total Value $532,061 $531,637
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $879 $– $324
Core International Equity – (137) – 352
Core Low Volatility Equity Fund – 227 596 383
Global Stock, Class S – (107) 145 23
High Yield, Class S – 201 – 318
Income, Class S – 1,200 347 577
International Allocation, Class S – (218) – 1,015
Large Cap Growth, Class S – 2,152 1,729 –
Large Cap Value, Class S – 313 – 1,298
Limited Maturity Bond, Class S – 161 – 244
Mid Cap Stock, Class S – 141 451 72
Small Cap Stock, Class S – (277) 387 23
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 1 749
Total Income/Non Income Cash from Affiliated Investments $5,378
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $4,535 $3,656

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,189,460
1,250,000 5.000%, 6/1/2033, Ser. A 1,484,200
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,404,600
Total 5,078,260
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
(Exxon Pipeline Company)
200,000 1.190%, 10/1/2025
a
200,000
Total 200,000
Arizona (1.1%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,205,310
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 920,737
Arizona State Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
893,608
Arizona State Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
c
1,586,295
Glendale, AZ Industrial Development
Auth. Rev. (Midwestern University)
2,515,000 5.000%, 5/15/2031 2,728,775
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,097,910
Northern Arizona University Refg. Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,406,879
750,000 5.000%, 6/1/2037, Ser. A 890,625
320,000 5.000%, 6/1/2038, Ser. A 378,784
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,380,460
Phoenix-Mesa Gateway Airport Auth.
Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,557,430
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
d
852,848
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 594,955
725,000 5.000%, 8/1/2039 906,265
Total 17,400,881
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,090,449
1,300,000 5.000%, 11/1/2046, Ser. A 1,549,834
Principal
Amount Long-Term Fixed Income (98.6%) Value
Arkansas (0.4%) - continued
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
$ 650,000 5.000%, 12/1/2029, Ser. A $ 760,656
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,303,128
825,000 5.000%, 11/1/2041, Ser. A 945,524
Total 5,649,591
California (10.1%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,950,000 6.000%, 9/1/2024, Ser. A
d
4,530,215
Beverly Hills Unified School District,
Los Angeles County, CA G.O. (2008
Election)
10,000,000 Zero Coupon, 8/1/2031 8,285,400
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,943,295
1,000,000 5.000%, 12/1/2032, Ser. AX 1,291,100
California Educational Fac. Auth. Rev.
(Stanford University)
6,000,000 5.250%, 4/1/2040 9,384,180
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,996,887
California Health Fac. Financing Auth.
Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,062,305
6,225,000 5.000%, 11/15/2056, Ser. A 7,502,121
California Infrastructure and
Economic Development Bank Rev.
(Bay Area Toll Bridges Seismic
Retrofit Rev.) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
6,145,050
California Kindergarten - University
Public Education Fac. G.O.
695,000 1.060%, 5/1/2034, Ser. A4
a
695,000
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,209,000
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 330,369
300,000 5.000%, 10/1/2026 368,421
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser.
A, AMT 6,167,905
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,035
7,500,000 5.000%, 4/1/2032 10,613,475
500,000 5.000%, 4/1/2049 634,060
Chula Vista Industrial Development
Rev. Refg. (San Diego Gas &
Electric Company)
2,010,000 5.875%, 2/15/2034, Ser. C 2,018,181
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
c
5,323,900

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
California (10.1%) - continued
Golden West Schools Financing Auth.
Rev. (NATL-RE Insured)
$ 420,000 5.800%, 2/1/2022, Ser. A
d
$ 460,207
Los Angeles, CA Department of
Airports Rev. (Los Angeles
International Airport)
8,000,000 5.000%, 5/15/2040, Ser. A 8,092,720
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,742,140
Los Angeles, CA Department of Water
& Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 8,094,100
Pomona, CA Single Family Mortgage
Rev. Refg. (GNMA/FNMA/FHLMC
Collateralized)
1,330,000 7.600%, 5/1/2023, Ser. A
c,d
1,480,170
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
475,000 7.500%, 5/1/2023, Ser. A
c,d
527,782
San Diego Unified School District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
c
12,243,000
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,581,760
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,878,323
5,700,000 5.000%, 5/1/2047, Ser. B 7,006,383
San Jose, CA Redevelopment Agency
Successor Agency Tax Allocation
Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,569,360
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000 Zero Coupon, 8/1/2025, Ser. C 4,698,700
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,622,800
Total 159,508,344
Colorado (4.4%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School, Inc.
K-8 Fac.)
200,000 5.000%, 6/1/2021 209,172
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
(Pinnacle Charter School, Inc. High
School)
3,000,000 5.125%, 12/1/2039 3,003,750
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 723,960
475,000 5.000%, 4/1/2048 562,115
Colorado Health Fac. Auth. Hospital
Rev. (Parkview Medical Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,626,200
Principal
Amount Long-Term Fixed Income (98.6%) Value
Colorado (4.4%) - continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 2,110,000 5.000%, 12/1/2024
c
$ 2,309,100
500,000 5.625%, 6/1/2043
c
577,210
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,947,136
Colorado School of Mines Institutional
Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,105,678
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Sanford
Health)
1,550,000 5.000%, 11/1/2044, Ser. A 1,910,576
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 606,165
385,000 5.000%, 5/15/2031, Ser. A 463,571
300,000 5.000%, 5/15/2032, Ser. A 360,615
Denver, CO Health and Hospital Auth.
Healthcare Rev.
5,000,000 5.500%, 12/1/2030
c
5,185,150
Denver, CO Health and Hospital Auth.
Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,834,530
Eagle County, CO Air Terminal
Corporation Rev. (Airport Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,173,660
Larimer Weld & Boulder County, CO
G.O. (Thompson School District)
1,500,000 5.000%, 12/15/2034 1,940,220
3,000,000 5.000%, 12/15/2035 3,869,580
Park Creek, CO Metropolitan District
Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,466,290
2,250,000 5.000%, 12/1/2046, Ser. A 2,577,240
Park Creek, CO Metropolitan District
Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,345,062
1,000,000 5.000%, 12/1/2024 1,172,630
Plaza Metropolitan District No. 1 Rev.
Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,054,210
500,000 5.000%, 12/1/2022
b
538,130
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
c
3,813,940
9,790,000 5.000%, 6/1/2033
c
10,326,688
3,000,000 5.000%, 6/1/2034, Ser. A
c
3,520,560
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,826,770
Total 70,049,908
Connecticut (0.2%)
Connecticut State Health &
Educational Fac. Auth. Rev. Refg.
(Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 723,156

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Connecticut (0.2%) - continued
University of Connecticut Rev.
$ 1,500,000 5.000%, 11/1/2036, Ser. A $ 1,869,060
Total 2,592,216
Delaware (0.1%)
Kent County, DE Student Housing and
Dining Fac. Rev. (CHF-Dover, LLC -
Delaware State University)
870,000 5.000%, 7/1/2040, Ser. A 990,356
500,000 5.000%, 7/1/2048, Ser. A 563,920
Total 1,554,276
District of Columbia (1.6%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,950,231
Metropolitan Washington DC Airports
Auth. Airport System Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,709,320
Metropolitan Washington DC Airports
Auth. Dulles Toll Road Rev.
1,700,000 5.000%, 10/1/2047, Ser. B 2,111,332
Total 25,770,883
Florida (4.1%)
Broward County, FL Fuel System Rev.
(Fort Lauderdale Fuel Fac.) (AGM
Insured)
1,155,000
5.000%, 4/1/2021, Ser. A,
AMT
d
1,208,199
605,000
5.000%, 4/1/2022, Ser. A,
AMT
d
651,694
700,000
5.000%, 4/1/2025, Ser. A,
AMT
d
777,581
Broward County, FL Water and Sewer
Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,211,960
1,500,000 5.000%, 10/1/2031, Ser. B 1,811,865
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,302,820
Florida State Higher Educational Fac.
Financial Auth. Educational Rev.
(Ringling College)
7,225,000 5.000%, 3/1/2042 8,422,616
Florida State Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,200,410
840,000 5.000%, 10/1/2031, Ser. B 1,006,001
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,321,415
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,085,852
Halifax Hospital Medical Center Rev.
755,000 5.000%, 6/1/2020 764,166
Jacksonville, FL Port Auth. Rev. Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT 2,759,187
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,225,960
Principal
Amount Long-Term Fixed Income (98.6%) Value
Florida (4.1%) - continued
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
$ 1,500,000 5.250%, 9/15/2044 $ 1,640,625
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,860,150
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,119,380
Palm Beach County Health Fac. Auth.
Rev. (Life Communities, Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,328,520
Palm Beach County Health Fac. Auth.
Rev. Refg. (Lifespace Communities,
Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,344,910
South FL Water Management District
C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,767,360
St. Johns County Industrial
Development Auth. Rev.
(Presbyterian Retirement
Communities)
6,490,000 5.875%, 8/1/2040, Ser. A
c
6,645,436
Tampa, FL Hospital Rev. Refg. (H. Lee
Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,813,050
Volusia County, FL Educational Fac.
Auth. Rev. Refg. (Embry-Riddle
Aeronautical University, Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,700,500
Total 64,969,657
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,067,200
500,000
5.000%, 1/1/2034, Ser. C,
AMT 533,500
500,000
5.000%, 1/1/2037, Ser. C,
AMT 533,015
Atlanta, GA Airport General Rev. Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,626,637
Atlanta, GA Water & Wastewater Rev.
Refg.
2,500,000 5.000%, 11/1/2031 2,996,350
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,758,400
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,174,235
1,920,000 5.000%, 5/15/2033, Ser. A 2,399,904
1,900,000 5.000%, 5/15/2034, Ser. A 2,367,894
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 293,918
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 694,845
Total 16,445,898

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Guam (<0.1%)
Guam Port Auth. Rev.
$ 250,000 5.000%, 7/1/2048, Ser. A $ 298,900
Total 298,900
Hawaii (1.5%)
Hawaii Airports System Rev.
3,040,000 5.250%, 7/1/2030, Ser. A 3,090,707
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,108,620
5,395,000 5.250%, 11/15/2037 5,968,704
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,793,568
Hawaii State Harbor System Rev.
6,000,000 5.250%, 7/1/2030, Ser. A 6,104,820
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 423,486
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,450,870
Total 23,940,775
Illinois (8.0%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 12,031,752
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C 1,361,764
2,780,000 5.000%, 1/1/2023, Ser. C 3,039,847
1,000,000 5.000%, 1/1/2027, Ser. A 1,191,040
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,278,480
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,170,300
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,170,300
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,418,148
5,000,000 5.000%, 1/1/2048, Ser. B 6,146,600
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000 5.000%, 12/1/2043, Ser. A-1
e
761,250
Illinois Finance Auth. Rev. (DePaul
University)
4,075,000 6.000%, 10/1/2032, Ser. A
c
4,311,920
1,000,000 5.000%, 10/1/2041 1,184,730
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,188,360
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034 3,772,548
20,000 5.000%, 3/1/2034
c
21,665
Principal
Amount Long-Term Fixed Income (98.6%) Value
Illinois (8.0%) - continued
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
$ 4,000,000 5.000%, 7/15/2042, Ser. A $ 4,859,440
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 2,025,607
2,100,000 5.000%, 8/1/2047, Ser. A 2,415,882
Illinois Finance Auth. Student Housing
and Academic Fac. Rev. (University
of Illinois at Chicago)
500,000 5.000%, 2/15/2032, Ser. A 588,210
2,885,000 5.000%, 2/15/2037 3,351,620
1,000,000 5.000%, 2/15/2047, Ser. A 1,139,710
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,786,450
7,000,000 5.000%, 6/1/2024 7,906,990
5,000,000 5.000%, 3/1/2027 5,313,200
1,500,000 5.500%, 7/1/2033 1,655,700
1,750,000 5.500%, 7/1/2038 1,929,743
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,583,865
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,757,344
Illinois State Toll Highway Auth. Senior
Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,425,100
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
17,605,000
Zero Coupon, 6/15/2020,
Ser. A
d
17,519,616
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
d
2,873,421
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
d
1,833,320
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
d
6,561,970
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
1,598,820
Regional Transportation Auth., Cook,
DuPage, Kane, Lake, McHenry
and Will Counties, IL Rev. (NATL-RE
Insured)
765,000 6.700%, 11/1/2021, Ser. A
d
817,272
Will County, IL Forest Preserve District
L.T.G.O.
700,000 5.000%, 12/15/2036 884,107
Total 125,876,091
Indiana (1.3%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
c
2,008,125
4,155,000 5.000%, 1/1/2042, Ser. A
c
4,397,070
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
2,850,000 5.000%, 4/1/2037, Ser. A 2,953,255

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Indiana (1.3%) - continued
$ 4,965,000 5.000%, 4/1/2042, Ser. A $ 5,115,440
Purdue  University,  IN  Rev.  Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,787,700
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,557,484
Total 20,819,074
Iowa (2.0%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,276,706
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,309,389
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
5,195,000 5.000%, 5/15/2041, Ser. A 5,830,816
1,500,000 5.000%, 5/15/2043, Ser. A 1,702,215
Iowa Finance Auth. Rev. (Northcrest
Inc.)
1,500,000 5.000%, 3/1/2048, Ser. A 1,633,410
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,122,165
3,000,000 5.000%, 8/1/2042 3,680,190
Iowa Finance Auth. Senior Housing
Rev. (PHS Council Bluffs, Inc.)
1,355,000 5.125%, 8/1/2048 1,436,490
Total 30,991,381
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
3,575,000 5.000%, 5/15/2030, Ser. S 3,604,136
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,300,840
750,000 5.000%, 9/1/2038, Ser. A 971,550
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,101,615
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,507,632
Total 14,485,773
Kentucky (0.6%)
Kentucky State Turnpike Auth.
Economic Development Road Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
c
5,488,550
Paducah, KY Electric Plant Board Rev.
(AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
d
889,702
Pikeville, KY Hospital Rev. (Pikeville
Medical Center, Inc.)
3,540,000 6.500%, 3/1/2041 3,701,920
Total 10,080,172
Louisiana (1.9%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A 5,541,800
East Baton Rouge, LA Pollution
Control Rev. Refg. (ExxonMobil)
200,000 1.190%, 3/1/2022
a
200,000
Principal
Amount Long-Term Fixed Income (98.6%) Value
Louisiana (1.9%) - continued
Lafayette Public Power Auth. Electric
Rev.
$ 375,000 5.000%, 11/1/2022 $ 415,117
1,520,000 5.000%, 11/1/2031 1,677,822
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A 5,422,340
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student Housing)
(AGM Insured)
1,355,000 5.000%, 9/1/2030
d
1,566,692
800,000 5.000%, 9/1/2031
d
923,872
New Orleans, LA Aviation Board Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,850,550
750,000
5.000%, 1/1/2048, Ser. B,
AMT 874,657
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 906,832
850,000 5.000%, 12/1/2027 1,023,162
350,000 5.000%, 12/1/2029 418,856
Port of New Orleans Board of
Commissioners Port Fac. Refg. Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT 1,501,664
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT 1,647,090
525,000
5.000%, 4/1/2033, Ser. B,
AMT 575,195
Port of New Orleans Board of
Commissioners Port Fac. Refg. Rev.
(AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
d
1,790,295
St. Tammany Parish LA Utilities Rev.
2,000,000 5.500%, 8/1/2035, Ser. B
c
2,044,720
Total 29,380,664
Maryland (0.2%)
Baltimore County, MD Rev. Refg. (Oak
Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,242,040
Maryland Health & Higher
Educational Fac. Auth. Rev. (Loyola
University)
1,000,000 5.000%, 10/1/2045 1,133,710
Total 3,375,750
Massachusetts (4.7%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
d
6,219,300
Massachusetts Development Finance
Agency Rev. (Dana-Farber Cancer
Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,698,925
Massachusetts Development Finance
Agency Rev. (Northeastern
University)
750,000 5.000%, 10/1/2031 821,820

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Massachusetts (4.7%) - continued
Massachusetts Development Finance
Agency Rev. (Wellesley College)
$ 3,000,000 5.000%, 7/1/2042, Ser. J $ 3,273,960
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,773,974
Massachusetts Health & Educational
Fac. Auth. Rev. (Massachusetts
Institute of Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 22,181,421
Massachusetts Health & Educational
Fac. Auth. Rev. (Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,207,812
Massachusetts Health and
Educational Fac. Auth. Rev. (Tufts
University)
200,000 1.150%, 8/15/2040, Ser. N-1
a
200,000
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT 8,988,651
University of Massachusetts Building
Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,547,417
Total 73,913,280
Michigan (2.5%)
East Lansing Building Auth., Ingham
and Clinton Counties, MI Building
Auth. Rev. (G.O. Limited Tax)
445,000 5.700%, 4/1/2020 448,035
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 760,325
Grand Valley, MI State University Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,178,579
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,824,000
Kalamazoo Hospital Finance Auth.
Rev. (Bronson Methodist Hospital)
(AGM Insured)
1,790,000 5.250%, 5/15/2036
d
1,811,587
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,940,560
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 9,423,144
5,110,000 5.000%, 6/30/2048, AMT 6,090,558
Total 39,476,788
Minnesota (2.9%)
Apple Valley, MN Senior Housing Rev.
Refg. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path)
500,000 5.000%, 9/1/2043 541,040
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029 283,157
500,000 5.000%, 2/1/2034 562,795
750,000 5.000%, 2/1/2039 835,418
Ham Lake, MN Charter School Lease
Rev. (DaVinci Academy of Arts and
Science)
340,000 5.000%, 7/1/2036, Ser. A 364,466
Principal
Amount Long-Term Fixed Income (98.6%) Value
Minnesota (2.9%) - continued
Minneapolis, MN Student Housing
Rev. (Riverton Community Housing)
$ 500,000 5.000%, 8/1/2053
b
$ 536,015
Minnesota Higher Education Fac.
Auth. Rev. (Augsburg College)
1,000,000 5.000%, 5/1/2046, Ser. A 1,137,790
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,261,850
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 5,043,348
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,199,253
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 233,724
150,000 5.000%, 10/1/2030 174,982
200,000 5.000%, 10/1/2032 232,562
175,000 5.000%, 10/1/2033 203,646
1,500,000 5.000%, 10/1/2047 1,781,805
North Oaks, MN Senior Housing Rev.
Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,418,560
Rochester, MN Health Care Fac. Rev.
(Olmsted Medical Center)
1,000,000 5.875%, 7/1/2030 1,018,390
St. Cloud, MN Health Care Rev. Refg.
(CentraCare Health System)
125,000 5.125%, 5/1/2030, Ser. A 126,196
1,000,000 5.000%, 5/1/2046, Ser. A 1,173,650
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,360,808
St. Paul, MN Housing &
Redevelopment Auth. Health Care
Fac. Rev. Refg. (HealthPartners
Obligated Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,895,011
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 8,336,361
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,046,140
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,753,059
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 556,075
Western Minnesota Municipal Power
Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
c
1,159,190

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Minnesota (2.9%) - continued
$ 1,000,000 5.000%, 1/1/2034, Ser. A
c
$ 1,159,190
300,000 5.000%, 1/1/2035, Ser. A
c
347,757
1,000,000 5.000%, 1/1/2040, Ser. A
c
1,159,190
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 517,225
Total 45,418,653
Mississippi (0.3%)
D'Iberville Tax Increment Refg. (Gulf
Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,868,073
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
c
3,554,381
Total 5,422,454
Missouri (0.5%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,195,910
Missouri State Health and
Educational Fac. Auth. Rev. (Lake
Regional Health System)
925,000 5.000%, 2/15/2022 990,129
1,680,000 5.000%, 2/15/2034 1,775,945
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
d
1,203,870
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,082,470
Total 7,248,324
Montana (0.1%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,040,355
800,000 5.000%, 7/1/2039, Ser. A 999,600
Total 2,039,955
Nebraska (2.0%)
Douglas County, NE Hospital Auth.
No. 2 Health Fac. Rev. (Children's
Hospital Obligated Group)
2,105,000 5.000%, 11/15/2047 2,469,207
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
c
2,760,975
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,421,274
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,409,990
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,204,482
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,569,354
Principal
Amount Long-Term Fixed Income (98.6%) Value
Nebraska (2.0%) - continued
University of Nebraska Lincoln
Student Fees and Fac. Rev.
$ 1,000,000 5.000%, 7/1/2037
c
$ 1,077,590
University of Nebraska Lincoln
Student Fees and Fac. Rev. Refg.
3,050,000 5.000%, 7/1/2038
c
3,348,016
Total 32,260,888
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,772,145
3,250,000 5.000%, 9/1/2047, Ser. A 3,811,405
Total 5,583,550
New Hampshire (0.5%)
New Hampshire Health and Education
Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 7,675,550
Total 7,675,550
New Jersey (1.7%)
New Jersey Economic Development
Auth. Rev.
4,350,000 5.000%, 6/15/2042, Ser. D 5,050,741
New Jersey Transportation Trust Fund
Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,576,125
1,000,000 5.250%, 6/15/2033, Ser. AA 1,157,700
1,645,000 5.250%, 6/15/2034, Ser. AA 1,901,801
New Jersey Transportation Trust Fund
Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,433,440
Ocean County, NJ Utilities Auth. Waste
Water Rev. (NATL-RE Insured)
3,180,000 5.250%, 1/1/2025
d
3,826,240
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 10,611,746
Total 26,557,793
New York (9.0%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,659,645
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,440,960
Metropolitan Transportation Auth. NY
Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,759,531
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,272,190
1,550,000 5.000%, 7/1/2031, Ser. C 1,963,710
800,000 5.000%, 7/1/2031, Ser. D 1,013,528
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
100,000
1.180%, 6/15/2035, Ser.
BB-2
a
100,000
8,000,000 5.000%, 6/15/2037, Ser. DD-1 10,094,560

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
New York (9.0%) - continued
$ 2,150,000 5.375%, 6/15/2043
c
$ 2,234,302
1,100,000 5.375%, 6/15/2043 1,141,668
12,000,000 5.000%, 6/15/2049, Ser. CC-1 15,203,640
New York City Transitional Finance
Auth. Future Tax Secured Rev.
15,000,000 5.000%, 11/1/2033, Ser. D-1 16,049,850
19,000,000 5.000%, 2/1/2043, Ser. A 23,004,060
New York State Dormitory Auth. State
Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,740,800
New York State Dormitory Auth. State
Personal Income Tax Rev. Refg.
8,330,000 5.000%, 2/15/2043, Ser. B 10,171,596
New York State Liberty Development
Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,773,600
New York Transportation
Development Corporation Special
Fac. Rev. (LaGuardia Airport )
775,000 5.000%, 1/1/2036, AMT 941,896
New York, NY G.O.
1,920,000 5.000%, 8/1/2032, Ser. A 2,243,424
310,000 1.180%, 4/1/2036, Ser. L-3
a
310,000
Port Auth. of New York & New Jersey
Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,289,014
2,500,000 5.000%, 9/1/2035 2,911,375
2,500,000 5.000%, 9/1/2036 2,908,100
5,000,000 5.000%, 9/1/2039 5,793,450
Port Auth. of New York & New Jersey
Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,211,200
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,068,702
Triborough NY Bridge & Tunnel Auth.
Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,065,814
1,000,000 5.250%, 11/15/2045, Ser. A 1,191,160
Triborough NY Bridge & Tunnel Auth.
Rev. (MTA Bridges and Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,240,150
Troy, NY Capital Resource Corporation
Rev. Refg. (Rensselaer Polytecnic
Institute)
750,000 5.000%, 9/1/2039, Ser. A
g
939,608
Total 141,737,533
North Carolina (1.0%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 3,058,812
Charlotte, NC, Rev. (Charlotte Douglas
International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,833,315
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,089,940
1,000,000 5.000%, 4/1/2033 1,088,660
North Carolina Eastern Municipal
Power Agency Power System Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
c
1,618,473
Principal
Amount Long-Term Fixed Income (98.6%) Value
North Carolina (1.0%) - continued
North Carolina Turnpike Auth.
(Triangle Expressway Auth.) (AGM
Insured)
$ 1,750,000 5.000%, 1/1/2049
d
$ 2,162,125
Raleigh Durham, NC Airport Auth. Rev.
4,895,000 5.000%, 5/1/2036, Ser. A 4,943,509
Total 15,794,834
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,593,640
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,504,217
Total 6,097,857
Ohio (5.7%)
American Municipal Power Ohio, Inc.
Rev. (Greenup Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,172,260
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,212,460
Bowling Green, OH State University
Rev. Ref.
500,000 4.000%, 6/1/2045, Ser. A
g
580,535
Buckeye, OH Tobacco Settlement
Financing Auth. Rev.
16,105,000 5.125%, 6/1/2024, Ser. A-2 16,184,236
Cuyahoga County, OH Sales Tax Rev.
1,000,000 5.000%, 12/1/2035 1,169,710
Franklin County, OH Convention Fac.
Auth. Rev. (Greater Columbus
Convention Center Hotel)
1,785,000 5.000%, 12/1/2051 2,121,365
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,446,380
1,500,000 5.000%, 5/1/2037, Ser. A
c
1,636,515
Lucas County, OH Health Care System
Refg. Rev. (Sunset Retirement
Communities)
1,360,000 5.125%, 8/15/2025 1,436,106
1,750,000 5.500%, 8/15/2030 1,848,280
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,694,608
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
390,000 6.500%, 10/1/2020, Ser. B 404,192
2,745,000 5.000%, 12/1/2028 3,211,870
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,972,271
Ohio Higher Educational Fac.
Commission Rev. (Kenyon College)
3,025,000 5.000%, 7/1/2042 3,622,891
Ohio Higher Educational Fac.
Commission Rev. Refg. (Kenyon
College)
1,505,000 5.250%, 7/1/2044 1,531,428
3,235,000 5.250%, 7/1/2044
c
3,291,806

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Ohio (5.7%) - continued
Ohio Higher Educational Fac.
Commission Rev. Refg. (University
of Findlay)
$ 2,400,000 5.000%, 3/1/2034 $ 2,824,104
Ohio Hospital Rev. (Cleveland Clinic
Health System Obligated Group)
5,000,000 5.000%, 1/1/2034
c
5,387,950
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,941,680
Ohio State Turnpike Commission Rev.
8,570,000
Zero Coupon, 2/15/2034,
Ser. A-4
f
10,077,206
Ohio State Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
d
12,423,100
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,987,637
Toledo, OH Water System Rev. Refg.
and Improvements
2,500,000 5.000%, 11/15/2038 2,784,600
Total 89,963,190
Oklahoma (1.6%)
Grand River, OK Dam Authority Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,949,972
Oklahoma Agricultural and
Mechanical Colleges General Rev.
3,000,000 5.000%, 8/1/2038, Ser. C 3,372,360
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,434,712
Oklahoma Turnpike Auth. Rev.
500,000 5.000%, 1/1/2028, Ser. A 517,990
2,500,000 5.000%, 1/1/2042, Ser. A 2,946,525
5,665,000 5.000%, 1/1/2047, Ser. C 6,749,281
Total 24,970,840
Oregon (1.1%)
Clackamas County, OR School District
3,500,000 5.000%, 6/15/2049, Ser. B 4,303,880
Multnomah & Clackamas Counties
School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 349,492
Port of Portland, OR Rev. Refg.
(Portland International Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,225,172
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,856,180
Salem-Keizer School District No. 24J,
Marion and Polk Counties, OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,388,500
Warm Springs, OR Reservation
Confederated Tribes Hydroelectric
Rev. Refg. (Pelton-Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
951,592
Total 17,074,816
Principal
Amount Long-Term Fixed Income (98.6%) Value
Pennsylvania (1.9%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
$ 1,500,000 5.000%, 7/15/2034, Ser. A $ 1,923,555
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 519,961
410,000 5.000%, 5/15/2048 460,561
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran Social
Ministries)
1,350,000 5.000%, 1/1/2038 1,495,274
Pennsylvania Economic Development
Financial Auth. Solid Waste
Disposal Rev. (CarbonLite P, LLC)
2,875,000 5.750%, 6/1/2036, AMT
b
3,102,844
Pennsylvania Turnpike Commission
Turnpike Rev.
3,000,000 5.000%, 12/1/2040, Ser. B 3,535,830
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,864,859
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
d
13,376,354
Total 30,279,238
South Carolina (1.7%)
Beaufort-Jasper Water & Sewer Auth.
Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 511,288
Charleston County, SC Airport System
Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 7,036,872
Columbia, SC Waterworks and Sewer
System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A 6,551,737
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,210,429
2,890,000 5.000%, 10/1/2031, Ser. B 3,104,727
Piedmont, SC Municipal Power
Agency Electric Rev. Refg. (NATL-RE
Insured)
4,000,000 6.250%, 1/1/2021
d
4,191,600
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,324,720
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,660,370
Total 26,591,743
South Dakota (0.2%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,162,390

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
South Dakota (0.2%) - continued
South Dakota Health & Educational
Fac. Auth. Rev. (Regional Health)
$ 1,000,000 5.000%, 9/1/2023
c
$ 1,023,280
820,000 5.000%, 9/1/2025
c
839,090
Total 3,024,760
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031 587,640
450,000 5.000%, 11/1/2032 527,967
1,275,000 5.000%, 11/1/2034 1,492,056
250,000 5.000%, 11/1/2036 291,557
Total 2,899,220
Texas (9.3%)
Clifton, TX Higher Education Finance
Corporation Education Rev. (IDEA
Public Schools)
1,000,000 5.000%, 8/15/2042 1,072,180
2,000,000 6.000%, 8/15/2043 2,286,280
Clifton, TX Higher Education Finance
Corporation Education Rev. (IDEA
Public Schools) (PSF-GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
d
1,203,140
4,605,000 5.000%, 8/15/2039
d
5,242,332
2,000,000 5.000%, 8/15/2046, Ser. A
d
2,354,900
Clifton, TX Higher Education Finance
Corporation Education Rev. (Uplift
Education)
4,000,000 6.250%, 12/1/2045, Ser. A
c
4,172,360
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,586,840
Harris County, TX Cultural Education
Fac. Finance Corporation Rev. Refg.
(Brazos Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,214,840
Houston, TX Water and Sewer System
Rev. Refg. (AGM Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
15,120,200
Irving, TX Rev. Refg.
1,325,000 5.000%, 8/15/2043 1,602,190
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
d
1,242,680
Lower Colorado River, TX Auth. Rev.
Refg. (LCRA Transmission Services
Corporation)
1,000,000 5.000%, 5/15/2044 1,201,710
New Hope Cultural Education
Facilities Corporation, TX Student
Housing Rev. (Collegiate Housing
College Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,101,340
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
d
6,540,800
2,000,000 5.250%, 2/1/2029
d
2,678,420
Principal
Amount Long-Term Fixed Income (98.6%) Value
Texas (9.3%) - continued
North Texas Education Finance
Corporation Education Rev. (Uplift
Education)
$ 4,500,000 5.125%, 12/1/2042, Ser. A
c
$ 4,926,555
North Texas Tollway Auth. System Rev.
Refg.
5,000,000 5.000%, 1/1/2042, Ser. B 5,332,100
North Texas Tollway Auth. System Rev.
Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
d
4,412,000
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
c
15,952,200
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-GTD
Insured)
5,705,000 5.000%, 2/15/2038
d
6,525,664
Port Freeport TX Senior Lien Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,440,259
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,405,665
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,821,857
San Juan Higher Education Finance
Auth. Education Rev. (IDEA Public
Schools)
2,000,000 6.700%, 8/15/2040, Ser. A
c
2,060,160
Socorro, TX Independent School
District G.O. (PSF-GTD Insured)
1,925,000 5.000%, 8/15/2034
c,d
1,966,888
75,000 5.000%, 8/15/2034
d
76,575
Southwest TX Higher Education
Auth. Rev. (Southern Methodist
University)
1,700,000 5.000%, 10/1/2041
c
1,745,849
Southwest TX Higher Education Auth.
Rev. Refg. (Southern Methodist
University)
600,000 5.000%, 10/1/2039 736,818
600,000 5.000%, 10/1/2040 735,126
700,000 5.000%, 10/1/2041 855,057
Tarrant County Cultural Education
Fac. Finance Corporation Hospital
Rev. (Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 3,014,722
Tarrant County Cultural Education
Fac. Finance Corporation Rev. Refg.
(Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 836,374
Texas G.O. Refg.
13,940,000 5.000%, 10/1/2044, Ser. A 16,184,201
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
10,000,000 5.000%, 6/30/2058, AMT 11,835,100
Total 146,483,382

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Utah (1.7%)
Jordan Valley, UT Water Conservancy
District Rev.
$ 3,420,000 5.000%, 10/1/2044, Ser. A $ 4,263,817
3,000,000 5.000%, 10/1/2049, Ser. A 3,709,830
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,563,467
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,196,890
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,229,900
Utah Charter School Finance Auth.
Rev. (North Davis Preparatory)
1,000,000 6.250%, 7/15/2030 1,016,600
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 952,120
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
3,175,000 5.000%, 5/15/2043 3,318,287
1,610,000 5.000%, 5/15/2045, Ser. A 1,812,023
Total 26,062,934
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency Rev.
Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,580,440
1,000,000 5.000%, 12/1/2036, Ser. A 1,190,420
Total 4,770,860
Virginia (3.0%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,712,407
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
c
10,529,900
Virginia Small Business Financing
Auth. Rev. (95 Express Lanes, LLC)
1,250,000 5.000%, 7/1/2049, AMT 1,325,663
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
8,910,000 6.000%, 1/1/2037, AMT 9,827,997
1,800,000 5.500%, 1/1/2042, AMT 1,954,026
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 711,157
6,575,000 5.000%, 12/31/2049, AMT 7,650,867
10,610,000 5.000%, 12/31/2052, AMT 12,322,772
Total 47,034,789
Washington (3.4%)
Clark County, WA Public Utility District
No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 951,891
FYI Properties Rev. Refg. (Washington
DIS)
5,000,000 5.000%, 6/1/2038 6,186,850
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
b
871,440
Principal
Amount Long-Term Fixed Income (98.6%) Value
Washington (3.4%) - continued
Pend Oreille County, WA Public Utility
District No. 1 Rev. Refg. (Box
Canyon Production System)
$ 2,810,000 5.000%, 1/1/2037 $ 3,429,605
2,950,000 5.000%, 1/1/2038 3,586,344
Pierce County, WA School District No.
10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039 2,576,788
Port of Seattle Special Fac. Rev. Refg.
(Seatac Fuel Fac., LLC)
1,000,000 5.000%, 6/1/2020, AMT 1,012,930
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,225,960
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,156,210
Snohomish County, WA Housing Auth.
Rev.
3,005,000 5.000%, 4/1/2041 3,687,616
Washington Health Care Fac. Auth.
Rev. (Kadlec Regional Medical
Center)
2,625,000 5.250%, 12/1/2030
c
2,719,054
Washington Health Care Fac.
Auth. Rev. (Providence Health &
Services)
5,000,000 5.250%, 10/1/2032, Ser. A
c
5,034,400
Washington State Housing Finance
Commission Refg. (Hearthstone)
825,000 5.000%, 7/1/2038, Ser. A
b
900,199
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,722,020
5,310,000 5.000%, 8/1/2042, Ser. A 6,513,936
Total 53,575,243
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,252,150
Total 6,252,150
Wisconsin (2.3%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,347,850
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,442,440
Wisconsin Health & Educational Fac.
Auth. Rev. (PHW Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,883,245
Wisconsin Health & Educational Fac.
Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,362,360
2,500,000 5.000%, 12/15/2044 2,830,900
Wisconsin Health & Educational Fac.
Auth. Rev. Refg. (Ascension Health
Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 10,991,524
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Benevolent
Corporation Cedar Community)
870,000 5.000%, 6/1/2037 947,856

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Wisconsin (2.3%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
$ 8,000,000 5.000%, 10/1/2041 $ 9,516,240
Wisconsin Health & Educational Fac.
Auth. Rev. Refg. (Marshfield Clinic
Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,328,960
Total 35,651,375
Wyoming (0.1%)
Sublette County, WY Pollution Control
Rev. Refg. (ExxonMobil)
500,000 1.240%, 10/1/2044, AMT
a
500,000
Wyoming State Farm Loan Board
Capital Fac. Refg. Rev.
395,000 5.750%, 10/1/2020 407,569
Total 907,569
Total Long-Term Fixed Income
(cost $1,427,813,653) 1,553,238,062
Principal
Amount Short-Term Investments ( 0.4% )
h
Value
U.S. Treasury Bills
7,000,000 1.856%, 2/13/2020 6,997,140
Total Short-Term Investments
(cost $6,995,669) 6,997,140
Total Investments
(cost $1,434,809,322) 99.0% $1,560,235,202
Other Assets and Liabilities,
Net 1.0% 15,352,320
Total Net Assets 100.0% $1,575,587,522
a Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $10,682,568 or 0.7% of total
net assets.
c Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited
into an irrevocable escrow account and is used to purchase
U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited to
economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
e Defaulted security.  Interest is not being accrued.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
g Denotes investments purchased on a when-issued or delayed
delivery basis.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

Municipal Bond Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 233,776,753 – 233,776,753 –
Electric Revenue 64,191,823 – 64,191,823 –
Escrowed/Pre-refunded 176,129,452 – 176,129,452 –
General Obligation 168,900,734 – 168,900,734 –
Health Care 216,302,059 – 216,302,059 –
Housing Finance 13,851,044 – 13,851,044 –
Industrial Development Revenue 10,614,112 – 10,614,112 –
Other Revenue 86,148,111 – 86,148,111 –
Tax Revenue 121,573,305 – 121,573,305 –
Transportation 324,884,609 – 324,884,609 –
Water & Sewer 136,866,060 – 136,866,060 –
Short-Term Investments 6,997,140 – 6,997,140 –
Total Investments at Value $1,560,235,202 $– $1,560,235,202 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 25.5% )
a
Value
Basic Materials (1.4%)
Arch Coal, Inc., Term Loan
$ 1,655,215
4.395%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 1,580,730
Ball Metalpack Finco , LLC, Term
Loan
265,950
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
234,701
Big River Steel, LLC, Term Loan
1,016,600
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
1,019,141
Chemours Company, Term Loan
1,287,075
3.400%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,236,660
Momentive Performance Materials
USA, LLC, Term Loan
887,540
4.900%,  (LIBOR 1M +
3.250%), 5/15/2024
b,c
889,759
Nouryon USA, LLC, Term Loan
1,765,000
0.000%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
1,762,794
Peabody Energy Corporation, Term
Loan
1,179,000
4.395%,  (LIBOR 1M +
2.750%), 3/31/2025
b,c
943,200
Pixelle Specialty Solutions, LLC, Term
Loan
925,000
0.000%,  (LIBOR 1M +
6.500%), 10/31/2024
b
909,969
1,148,400
7.645%,  (LIBOR 1M + 6.000%),
10/31/2024
b
1,123,514
Univar Solutions USA, Inc., Term
Loan
390,000
3.645%,  (LIBOR 1M +
2.000%), 11/22/2026
b
391,381
Total 10,091,849
Capital Goods (3.0%)
Advanced Disposal Services, Inc.,
Term Loan
1,781,554
3.831%,  (LIBOR 1W +
2.250%), 11/10/2023
b
1,781,358
BWAY Holding Company, Term Loan
1,373,519
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,362,078
Flex Acquisition Company, Inc. Term
Loan
1,925,000
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,896,125
GFL Environmental, Inc., Term Loan
2,862,056
4.645%,  (LIBOR 1M +
3.000%), 5/31/2025
b
2,852,754
Natgasoline , LLC, Term Loan
1,148,400
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
1,148,400
Navistar, Inc., Term Loan
1,906,100
5.170%,  (LIBOR 1M + 3.500%),
11/6/2024
b
1,907,530
Reynolds Consumer Products, LLC,
Term Loan
3,000,000
0.000%,  (LIBOR 1M +
1.750%), 1/30/2027
b,d,e
3,012,510
TransDigm , Inc., Term Loan
2,158,523
4.145%,  (LIBOR 1M +
2.500%), 6/9/2023
b
2,155,825
Principal
Amount Bank Loans (25.5%)
a
Value
Capital Goods (3.0%) - continued
$ 3,724,932
0.000%,  (LIBOR 1M +
2.250%), 12/31/2025
b
$ 3,719,344
Vertiv Group Corporation, Term Loan
2,710,557
5.645%,  (LIBOR 1M +
4.000%), 11/15/2023
b
2,706,030
Total 22,541,954
Communications Services (6.0%)
Altice France SA, Term Loan
792,587
4.395%,  (LIBOR 1M +
2.750%), 7/31/2025
b
784,170
CenturyLink, Inc., Term Loan
5,340,000
0.000%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
5,331,670
CommScope Inc., Term Loan
2,463,825
4.895%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,459,710
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000
0.000%,  (LIBOR 3M +
2.250%), 1/23/2028
b
4,334,137
CSC Holdings, LLC, Term Loan
1,453,887
3.926%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,454,920
3,590,000
4.176%,  (LIBOR 1M + 2.500%),
4/15/2027
b
3,597,862
Diamond Sports Group, LLC, Term
Loan
2,408,963
4.910%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,405,204
Entercom Media Corporation, Term
Loan
1,185,000
4.160%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,191,423
Frontier Communications
Corporation, Term Loan
2,385,356
5.400%,  (LIBOR 1M +
3.750%), 6/15/2024
b
2,405,226
HCP Acquisition, LLC, Term Loan
1,840,777
4.645%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,844,809
Intelsat Jackson Holdings SA, Term
Loan
1,525,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
1,518,336
Mediacom Illinois, LLC, Term Loan
869,513
3.320%,  (LIBOR 1W +
1.750%), 2/15/2024
b
872,773
NEP Group, Inc., Term Loan
1,910,700
4.895%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,869,295
SBA Senior Finance II, LLC, Term
Loan
1,281,747
3.400%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,282,554
Sprint Communications, Inc., Term
Loan
3,199,525
4.188%,  (LIBOR 1M +
2.500%), 2/3/2024
b
3,127,536
2,044,350
4.688%,  (LIBOR 1M +
3.000%), 2/3/2024
b
2,014,973
Terrier Media Buyer, Inc., Term Loan
1,165,000
6.148%,  (LIBOR 3M +
4.250%), 12/17/2026
b
1,173,446

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.5%)
a
Value
Communications Services (6.0%) - continued
TNS, Inc., Term Loan
$ 1,422,711
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
$ 1,377,071
Virgin Media Bristol, LLC, Term Loan
3,140,000
4.176%,  (LIBOR 1M + 2.500%),
1/31/2028
b
3,139,215
WideOpenWest Finance, LLC, Term
Loan
1,422,263
4.904%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,406,561
Windstream Services, LLC, Term
Loan
1,035,000
4.150%,  (LIBOR 1M +
2.500%), 2/26/2021
b
1,036,946
545,812
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
528,073
Total 45,155,910
Consumer Cyclical (4.0%)
1011778 B.C., LLC, Term Loan
3,390,000
3.395%,  (LIBOR 1M +
1.750%), 11/19/2026
b
3,384,068
Cengage Learning, Inc., Term Loan
1,842,365
5.895%,  (LIBOR 1M +
4.250%), 6/7/2023
b
1,755,423
Eldorado Resorts, Inc., Term Loan
257,858
3.938%,  (LIBOR 1M +
2.250%), 4/17/2024
b
257,615
Four Seasons Hotels, Ltd., Term Loan
1,464,798
3.645%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,472,942
Golden Entertainment, Inc., Term
Loan
2,533,125
4.670%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
2,536,291
Golden Nugget, LLC, Term Loan
1,919,994
4.401%,  (LIBOR 1M +
2.750%), 10/4/2023
b
1,922,586
IAA, Inc., Term Loan
586,850
3.938%,  (LIBOR 1M +
2.250%), 6/28/2026
b
590,518
LCPR Loan Financing, LLC, Term
Loan
2,995,000
6.676%,  (LIBOR 1M +
5.000%), 10/25/2026
b
3,028,694
Men's Warehouse, Inc., Term Loan
1,176,491
5.031%,  (LIBOR 1M +
3.250%), 4/9/2025
b
965,464
Mohegan Gaming and
Entertainment, Term Loan
2,036,827
5.645%,  (LIBOR 1M +
4.000%), 10/13/2023
b
2,010,104
Scientific Games International, Inc.,
Term Loan
4,873,150
4.395%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,856,095
Staples, Inc., Term Loan
651,725
6.281%,  (LIBOR 1M +
4.500%), 9/12/2024
b
640,320
2,185,075
6.781%,  (LIBOR 1M +
5.000%), 4/12/2026
b
2,143,559
Stars Group Holdings BV, Term Loan
2,427,031
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
2,439,287
Principal
Amount Bank Loans (25.5%)
a
Value
Consumer Cyclical (4.0%) - continued
Tenneco, Inc., Term Loan
$ 886,050
4.645%,  (LIBOR 1M +
3.000%), 10/1/2025
b
$ 866,114
Wyndham Hotels & Resorts, Inc.,
Term Loan
1,007,250
3.395%,  (LIBOR 1M +
1.750%), 5/30/2025
b
1,013,001
Total 29,882,081
Consumer Non-Cyclical (4.7%)
Air Medical Group Holdings, Inc.,
Term Loan
4,150,300
4.910%,  (LIBOR 1M +
3.250%), 4/28/2022
b
4,050,444
485,100
5.895%,  (LIBOR 1M +
4.250%), 3/14/2025
b
466,909
Albertson's LLC, Term Loan
4,054,838
4.395%,  (LIBOR 1M +
2.750%), 8/17/2026
b
4,054,837
Bausch Health Companies, Inc.,
Term Loan
2,839,520
4.670%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,849,458
Chobani , LLC, Term Loan
1,438,883
5.145%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,437,085
Diamond BC BV, Term Loan
1,479,800
4.777%,  (LIBOR 1M +
3.000%), 9/6/2024
b
1,435,406
Endo International plc, Term Loan
3,823,590
5.938%,  (LIBOR 1M +
4.250%), 4/27/2024
b
3,680,206
Grifols Worldwide Operations USA,
Inc., Term Loan
1,320,000
3.561%,  (LIBOR 1W +
2.000%), 11/15/2027
b,d,e
1,326,191
JBS USA LUX SA, Term Loan
2,359,058
3.645%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
2,368,966
Mallinckrodt International Finance
SA, Term Loan
2,110,096
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
1,752,265
McGraw-Hill Global Education
Holdings, LLC, Term Loan
2,551,688
5.645%,  (LIBOR 1M +
4.000%), 5/4/2022
b
2,436,275
MPH Acquisition Holdings, LLC, Term
Loan
3,860,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,789,555
Ortho-Clinical Diagnostics SA, Term
Loan
3,641,234
4.905%,  (LIBOR 1M +
3.250%), 6/30/2025
b,d,e
3,599,141
Plantronics, Inc., Term Loan
796,023
4.145%,  (LIBOR 1M +
2.500%), 7/2/2025
b
763,585
R.R. Donnelley & Sons Company,
Term Loan
258,693
6.645%,  (LIBOR 1M +
5.000%), 1/15/2024
b
260,714

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.5%)
a
Value
Consumer Non-Cyclical (4.7%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 1,250,000
6.145%,  (LIBOR 1M +
4.500%), 12/13/2026
b
$ 1,253,912
Total 35,524,949
Energy (1.4%)
BCP Raptor II, LLC, Term Loan
457,700
6.395%,  (LIBOR 1M +
4.750%), 12/19/2025
b
415,079
Calpine Corporation, Term Loan
1,480,128
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
1,484,139
CONSOL Energy, Inc., Term Loan
1,151,300
6.150%,  (LIBOR 1M +
4.500%), 9/28/2024
b
993,952
Consolidated Energy Finance SA,
Term Loan
965,300
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
960,473
Fieldwood Energy, LLC, Term Loan
1,560,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
1,326,780
McDermott Technology (Americas),
Inc., Term Loan
2,409,581
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b,f
1,478,880
Radiate Holdco, LLC, Term Loan
3,938,992
4.645%,  (LIBOR 1M +
3.000%), 2/1/2024
b
3,939,426
Total 10,598,729
Financials (2.7%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
1,900,557
3.408%,  (LIBOR 1M +
1.750%), 1/15/2025
b
1,907,171
Blackstone CQP Holdco, LP, Term
Loan
1,920,350
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
1,918,756
Cyxtera DC Holdings, Inc., Term Loan
1,826,654
4.670%,  (LIBOR 1M +
3.000%), 5/1/2024
b
1,574,503
235,000
8.940%,  (LIBOR 1M + 7.250%),
5/1/2025
b
141,442
Digicel International Finance, Ltd.,
Term Loan
2,528,283
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
2,283,874
GGP Nimbus, LLC, Term Loan
2,681,062
4.145%,  (LIBOR 1M +
2.500%), 8/24/2025
b
2,666,397
Grizzly Finco , Term Loan
1,610,922
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,600,853
Harland Clarke Holdings Corporation,
Term Loan
2,145,776
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,705,527
Level 3 Financing, Inc., Term Loan
1,980,000
3.395%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,975,545
Principal
Amount Bank Loans (25.5%)
a
Value
Financials (2.7%) - continued
MoneyGram International, Inc., Term
Loan
$ 1,084,550
7.645%,  (LIBOR 1M + 6.000%),
6/30/2023
b
$ 1,024,900
NCR Corporation, Term Loan
1,640,887
4.150%,  (LIBOR 1M +
2.500%), 8/28/2026
b
1,646,023
Tronox Finance, LLC, Term Loan
1,998,422
4.519%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,998,102
Total 20,443,093
Technology (2.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,997,487
5.145%,  (LIBOR 1M +
3.500%), 8/21/2026
b
3,005,910
Prime Security Services Borrower,
LLC, Term Loan
4,563,563
5.013%,  (LIBOR 1M +
3.250%), 9/23/2026
b
4,563,563
Rackspace Hosting, Inc., Term Loan
4,013,288
4.902%,  (LIBOR 2M +
3.000%), 11/3/2023
b
3,852,034
SS&C Technologies Holdings Europe
SARL, Term Loan
485,609
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
485,507
SS&C Technologies, Inc., Term Loan
790,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
789,834
545,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
544,886
1,050,000
0.000%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
1,048,929
680,535
3.395%,  (LIBOR 1M +
1.750%), 4/16/2025
b
680,392
Total 14,971,055
Utilities (0.3%)
Core and Main, LP, Term Loan
1,187,662
4.572%,  (LIBOR 1M +
2.750%), 8/1/2024
b
1,184,325
EnergySolutions , LLC, Term Loan
881,575
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
841,173
Total 2,025,498
Total Bank Loans
(cost $194,521,184) 191,235,118
Principal
Amount Long-Term Fixed Income ( 51.6% ) Value
Asset-Backed Securities (4.6%)
Apidos CLO XXIV
1,400,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,399,990
Assurant CLO III, Ltd.
1,350,000
3.049%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
1,348,685

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Asset-Backed Securities (4.6%) - continued
Babson CLO, Ltd.
$ 2,300,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,g
$ 2,260,564
Bayview Opportunity Master Fund
Trust
230,624
3.228%,  8/28/2034, Ser.
2019-LT1, Class A1
g
230,653
Benefit Street Partners CLO IV, Ltd.
850,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
850,613
Business Jet Securities, LLC
861,369
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
883,262
Cent CLO, LP
2,700,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,687,286
College Ave Student Loans, LLC
591,594
3.311%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
592,298
Education Funding Trust
1,972,322
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,987,432
Foundation Finance Trust
452,083
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
455,144
Freedom ABS Trust
1,500,000
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
1,499,925
Harley Marine Financing, LLC
1,275,038
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,141,159
Madison Park Funding XIV, Ltd.
1,250,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,246,149
Myers Park CLO, Ltd.
1,275,000
3.219%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,272,732
OHA Credit Funding 1, Ltd.
1,085,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,085,070
OZLM Funding II, Ltd.
2,170,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
2,159,716
OZLM IX, Ltd.
2,000,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,003,442
Palmer Square Loan Funding, Ltd.
850,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
849,991
Park Avenue Institutional Advisers
CLO, Ltd.
2,200,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
2,199,985
Principal
Amount Long-Term Fixed Income (51.6%) Value
Asset-Backed Securities (4.6%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 1,733,380
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
$ 1,738,116
Riserva CLO, Ltd.
1,125,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,126,419
Saxon Asset Securities Trust
154,806
3.895%,  8/25/2035, Ser.
2004-2, Class MF2
b
153,609
Sound Point CLO X, Ltd.
1,150,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,138,662
Sound Point CLO XXI, Ltd.
2,200,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,186,448
THL Credit Wind River CLO, Ltd.
1,150,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,135,231
Vericrest Opportunity Loan
Transferee
1,128,023
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,130,465
Total 34,763,046
Basic Materials (0.8%)
Anglo American Capital plc
234,000 4.125%,  9/27/2022
g
245,445
BHP Billiton Finance USA, Ltd.
249,000 6.750%,  10/19/2075
b,g
292,575
Chemours Company
410,000 6.625%,  5/15/2023 403,616
Cleveland-Cliffs, Inc.
320,000 5.750%,  3/1/2025 310,400
First Quantum Minerals, Ltd.
760,000 7.500%,  4/1/2025
g
748,600
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 121,060
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
g
386,650
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
540,750
Novelis Corporation
730,000 5.875%,  9/30/2026
g
773,800
140,000 4.750%,  1/30/2030
g
140,262
Olin Corporation
500,000 5.125%,  9/15/2027 521,090
Peabody Securities Finance
Corporation
535,000 6.375%,  3/31/2025
g
444,050
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
204,176
Tronox Finance plc
420,000 5.750%,  10/1/2025
g
414,750
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
182,809
Total 5,730,033
Capital Goods (1.8%)
AECOM
775,000 5.125%,  3/15/2027 827,157

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Capital Goods (1.8%) - continued
Amsted Industries, Inc.
$ 520,000 5.625%,  7/1/2027
g
$ 552,789
Ardagh Packaging Finance plc
720,000 6.000%,  2/15/2025
g
752,400
Bombardier, Inc.
890,000 7.500%,  3/15/2025
g
854,400
Building Materials Corporation of
America
825,000 6.000%,  10/15/2025
g
861,094
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 188,041
199,000 1.950%,  11/18/2022 200,861
Cemex SAB de CV
690,000 5.450%,  11/19/2029
g
735,712
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 178,405
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 184,961
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 395,200
Crown Americas Capital Corporation
IV
675,000 4.500%,  1/15/2023 709,717
Crown Cork & Seal Company, Inc.
530,000 7.375%,  12/15/2026 626,725
General Electric Company
430,000 5.000%,  1/21/2021
b,i
425,274
H&E Equipment Services, Inc.
675,000 5.625%,  9/1/2025 703,688
John Deere Capital Corporation
199,000 2.050%,  1/9/2025 201,972
L3Harris Technologies, Inc.
195,000 4.950%,  2/15/2021
g
199,436
Lockheed Martin Corporation
160,000 2.500%,  11/23/2020 160,917
Owens-Brockway Glass Container,
Inc.
835,000 5.000%,  1/15/2022
g
864,225
Parker-Hannifin Corporation
250,000 2.700%,  6/14/2024 258,693
Republic Services, Inc.
127,000 2.500%,  8/15/2024 130,162
Reynolds Group Issuer, Inc.
750,000 5.125%,  7/15/2023
g
767,813
Rockwell Collins, Inc.
126,000 2.800%,  3/15/2022 128,716
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 61,069
124,000 2.350%,  9/15/2024 126,172
Textron Financial Corporation
500,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
407,500
TransDigm , Inc.
660,000 5.500%,  11/15/2027
g
664,059
United Rentals North America, Inc.
855,000 5.500%,  7/15/2025 884,669
140,000 4.875%,  1/15/2028 145,950
United Technologies Corporation
235,000 3.950%,  8/16/2025 259,624
Waste Management, Inc.
126,000 2.950%,  6/15/2024 131,734
Total 13,589,135
Principal
Amount Long-Term Fixed Income (51.6%) Value
Collateralized Mortgage Obligations (9.3%)
Antler Mortgage Trust
$ 1,050,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
$ 1,058,963
3,450,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
3,454,557
Banc of America Alternative Loan
Trust
543,673
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 529,799
Banc of America Funding Trust
1,031,231
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 1,001,287
Banc of America Mortgage Securities
Trust
1,014,954
3.986%,  9/25/2035, Ser.
2005-H, Class 3A1
b
1,016,153
186,078
4.048%,  9/25/2035, Ser.
2005-H, Class 2A1
b
185,218
1,112,898
6.000%,  5/25/2036, Ser.
2006-1, Class A5 1,108,416
Bellemeade Re, Ltd.
1,693,621
3.261%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,697,488
Cascade Funding Mortgage Trust
651,319
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
651,073
CHL Mortgage Pass-Through Trust
516,821
3.815%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
511,910
138,999
6.250%,  9/25/2036, Ser.
2006-13, Class 1A15 106,508
335,476
6.000%,  4/25/2037, Ser.
2007-3, Class A18 276,586
223,650
6.000%,  4/25/2037, Ser.
2007-3, Class A33 184,391
1,166,731
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 972,969
CIM Trust
834,226
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
877,192
Citigroup Mortgage Loan Trust, Inc.
1,356,629
4.738%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,362,089
Countrywide Alternative Loan Trust
627,909
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 593,604
638,065
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 609,969
292,813
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 173,039
343,400
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 349,308
215,765
7.000%,  10/25/2037, Ser.
2007-24, Class A10 127,643
Countrywide Home Loan Mortgage
Pass Through Trust
355,210
3.609%,  11/25/2035, Ser.
2005-22, Class 2A1
b
322,547
Credit Suisse First Boston Mortgage
Securities Corporation
119,308
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 122,535

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 950,000
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
$ 950,220
1,116,263
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
1,124,561
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
903,054
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 938,009
Eagle Re, Ltd.
500,000
3.461%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
501,713
Federal Home Loan Mortgage
Corporation
2,932,421
3.500%,  8/15/2035, Ser.
345, Class C8
j
340,899
Federal Home Loan Mortgage
Corporation - REMIC
2,429,794
3.000%,  5/15/2027, Ser.
4046, Class GI
j
157,893
1,975,879
3.000%,  7/15/2027, Ser.
4084, Class NI
j
141,188
3,226,189
3.500%,  10/15/2032, Ser.
4119, Class KI
j
407,915
3,188,687
3.000%,  4/15/2033, Ser.
4203, Class DI
j
255,599
Federal National Mortgage
Association - REMIC
1,898,325
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
135,925
2,707,961
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
168,637
4,532,597
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
279,649
6,265,356
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
441,569
3,641,398
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
239,713
1,784,800
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
111,978
4,649,603
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
306,496
1,350,518
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
94,829
7,906,537
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
511,820
2,612,437
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
164,303
3,577,930
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
210,773
1,803,519
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
207,577
First Horizon Alternative Mortgage
Securities Trust
343,811
3.791%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
341,105
FWD Securitization Trust
1,782,610
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,804,118
Principal
Amount Long-Term Fixed Income (51.6%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Genworth Mortgage Insurance
Corporation
$ 725,000
3.561%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
$ 727,815
GMAC Mortgage Corporation Loan
Trust
239,606
3.930%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
234,790
102,155
2.161%,  (LIBOR 1M + 0.500%),
8/25/2035, Ser. 2005-HE1,
Class A2
b,k
124,681
91,396
4.009%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
87,280
Greenpoint Mortgage Funding Trust
220,802
1.861%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
197,967
Home Equity Asset Trust
1,103,771
2.981%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
1,108,140
IndyMac INDA Mortgage Loan Trust
2,735,301
3.882%,  8/25/2036, Ser.
2006-AR1, Class A1
b
2,663,629
IndyMac INDX Mortgage Loan Trust
961,317
1.871%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
912,392
J.P. Morgan Alternative Loan Trust
663,186
4.134%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
634,283
417,564
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 345,867
J.P. Morgan Mortgage Trust
397,151
4.199%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
408,818
Legacy Mortgage Asset Trust
1,248,345
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,262,234
1,948,711
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
1,963,352
Lehman Mortgage Trust
95,156
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 101,303
Long Beach Mortgage Loan Trust
930,617
3.161%,  (LIBOR 1M + 1.500%),
9/25/2034, Ser. 2004-5, Class
M3
b
944,329
Master Asset Securitization Trust
811,004
2.161%,  (LIBOR 1M + 0.500%),
6/25/2036, Ser. 2006-2, Class
2A2
b
328,550
Merrill Lynch Alternative Note Asset
Trust
355,048
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 259,103
Merrill Lynch Mortgage Investors
Trust
743,537
4.310%,  6/25/2035, Ser.
2005-A5, Class M1
b
795,522

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Oaktown Re II, Ltd.
$ 401,278
3.211%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
$ 401,535
Oaktown Re III, Ltd.
1,527,453
3.061%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
1,531,194
Preston Ridge Partners Mortgage
Trust, LLC
359,146
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
362,263
1,314,983
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,320,557
1,630,987
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,638,616
542,714
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
545,028
Pretium Mortgage Credit Partners,
LLC
849,369
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
g,h
851,002
Radnor RE, Ltd.
1,055,565
3.061%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
1,055,853
RCO Mortgage, LLC
970,775
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
972,933
761,413
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
762,769
Renaissance Home Equity Loan Trust
1,372,572
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
h
693,093
Residential Accredit Loans, Inc. Trust
630,513
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 637,967
366,639
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 364,655
296,078
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 280,910
430,985
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 403,937
319,842
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 308,211
Residential Asset Securitization Trust
319,654
6.206%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
247,307
87,020
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 59,543
Residential Funding Mortgage
Security I Trust
435,044
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 427,380
Sequoia Mortgage Trust
427,417
3.712%,  9/20/2046, Ser.
2007-1, Class 4A1
b
349,824
Stanwich Mortgage Loan Trust
725,623
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
725,679
Starwood Mortgage Residential Trust
905,306
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
923,467
Principal
Amount Long-Term Fixed Income (51.6%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Structured Adjustable Rate Mortgage
Loan Trust
$ 203,917
4.230%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 192,436
Structured Asset Mortgage
Investments, Inc.
512,336
1.971%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
528,831
Toorak Mortgage Corporation
1,750,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,760,879
2,100,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,125,880
Vericrest Opportunity Loan
Transferee
1,450,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
1,458,431
500,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
500,245
Vericrest Opportunity Loan Trust
473,269
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
g,h
476,453
621,603
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
622,992
2,450,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
2,462,321
Verus Securitization Trust
921,041
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
929,431
Wachovia Asset Securitization, Inc.
681,752
1.801%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,g,k
632,192
WaMu Mortgage Pass Through
Certificates
400,813
3.693%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
395,987
86,253
3.875%,  8/25/2046, Ser.
2006-AR8, Class 1A1
b
83,779
963,536
3.025%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
925,471
352,663
2.885%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
345,301
Washington Mutual Mortgage Pass-
Through Certificates
342,761
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 343,116
Wells Fargo Home Equity Trust
375,192
2.161%,  (LIBOR 1M + 0.500%),
4/25/2034, Ser. 2004-1, Class
M1
b
369,597
Total 69,246,853
Commercial Mortgage-Backed Securities (0.6%)
Federal National Mortgage
Association
1,758,451 4.500%,  5/1/2048 1,862,000

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Commercial Mortgage-Backed Securities (0.6%) -
continued
Federal National Mortgage
Association - ACES
$ 21,471,379
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,j
$ 2,420,758
Total 4,282,758
Communications Services (2.7%)
AMC Networks, Inc.
455,000 5.000%,  4/1/2024 464,100
American Tower Corporation
170,000 2.800%,  6/1/2020 170,341
184,000 3.375%,  5/15/2024 193,641
126,000 2.950%,  1/15/2025 131,289
AT&T, Inc.
496,000 4.450%,  4/1/2024 542,394
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
522,500
360,000 5.125%,  5/1/2027
g
376,200
CCOH Safari, LLC
860,000 5.750%,  2/15/2026
g
902,432
Charter Communications Operating,
LLC
277,000 3.579%,  7/23/2020 278,635
117,000 4.500%,  2/1/2024 127,106
120,000 4.908%,  7/23/2025 134,299
Clear Channel Worldwide Holdings,
Inc.
500,000 5.125%,  8/15/2027
g
515,000
Comcast Corporation
234,000 1.625%,  1/15/2022 234,261
118,000 3.700%,  4/15/2024 126,973
118,000 3.950%,  10/15/2025 130,505
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
191,035
Crown Castle International
Corporation
80,000 3.400%,  2/15/2021 81,132
125,000 3.150%,  7/15/2023 129,679
124,000 4.450%,  2/15/2026 138,104
CSC Holdings, LLC
575,000 5.500%,  5/15/2026
g
602,430
60,000 5.500%,  4/15/2027
g
63,675
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
129,452
Discovery Communications, LLC
231,000 2.950%,  3/20/2023 237,624
Embarq Corporation
370,000 7.995%,  6/1/2036 411,237
Fox Corporation
242,000 4.030%,  1/25/2024
g
260,468
Frontier Communications
Corporation
580,000 8.000%,  4/1/2027
g
605,404
Gray Escrow, Inc.
390,000 7.000%,  5/15/2027
g
424,632
iHeartCommunications , Inc.
540,000 4.750%,  1/15/2028
g
550,406
Lamar Media Corporation
280,000 3.750%,  2/15/2028
e,g
281,870
Level 3 Financing, Inc.
670,000 5.250%,  3/15/2026 696,867
745,000 4.625%,  9/15/2027
g
765,502
Principal
Amount Long-Term Fixed Income (51.6%) Value
Communications Services (2.7%) - continued
Moody's Corporation
$ 117,000 2.750%,  12/15/2021 $ 119,154
Neptune Finco Corporation
306,000 10.875%,  10/15/2025
g
338,956
Netflix, Inc.
850,000 4.875%,  4/15/2028 909,500
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
g
249,600
460,000 5.625%,  7/15/2027
g
484,748
Sirius XM Radio, Inc.
720,000 5.000%,  8/1/2027
g
756,000
Sprint Corporation
1,545,000 7.625%,  2/15/2025 1,608,330
Telesat Canada / Telesat , LLC
650,000 4.875%,  6/1/2027
g
667,778
T-Mobile USA, Inc.
1,090,000 4.500%,  2/1/2026 1,120,989
VeriSign, Inc.
500,000 4.750%,  7/15/2027 527,500
Verizon Communications, Inc.
287,000 2.946%,  3/15/2022 294,135
252,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
259,389
Viacom, Inc.
178,000 4.250%,  9/1/2023 191,701
245,000 5.875%,  2/28/2057
b
257,434
Virgin Media Secured Finance plc
680,000 5.500%,  8/15/2026
g
713,164
Vodafone Group plc
189,000 3.750%,  1/16/2024 201,586
Windstream Services, LLC
270,000 8.625%,  10/31/2025
f,g
263,250
Ziggo BV
500,000 5.500%,  1/15/2027
g
530,000
Total 19,912,407
Consumer Cyclical (2.4%)
1011778 B.C., ULC
740,000 4.375%,  1/15/2028
g
741,776
Allison Transmission, Inc.
870,000 5.000%,  10/1/2024
g
886,330
American Honda Finance
Corporation
175,000 2.000%,  2/14/2020 175,007
187,000 2.050%,  1/10/2023 189,142
BMW Finance NV
125,000 2.250%,  8/12/2022
g
126,810
Brookfield Property REIT, Inc.
360,000 5.750%,  5/15/2026
g
375,635
Brookfield Residential Properties,
Inc.
750,000 6.250%,  9/15/2027
g
802,500
Cinemark USA, Inc.
694,000 4.875%,  6/1/2023 702,675
D.R. Horton, Inc.
188,000 2.550%,  12/1/2020 189,084
Daimler Finance North America, LLC
124,000 2.550%,  8/15/2022
g
125,677
Ford Motor Credit Company, LLC
174,000 3.336%,  3/18/2021 175,989
305,000 5.596%,  1/7/2022 321,873
219,000 3.350%,  11/1/2022 222,372
99,000 4.063%,  11/1/2024 102,137

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Consumer Cyclical (2.4%) - continued
General Motors Financial Company,
Inc.
$ 174,000 2.650%,  4/13/2020 $ 174,233
174,000 4.375%,  9/25/2021 180,635
118,000 4.200%,  11/6/2021 122,117
116,000 3.150%,  6/30/2022 118,705
245,000 3.950%,  4/13/2024 258,465
199,000 2.900%,  2/26/2025 200,842
Hanesbrands, Inc.
540,000 4.875%,  5/15/2026
g
569,025
Harley-Davidson Financial Services,
Inc.
186,000 4.050%,  2/4/2022
g
193,037
Hilton Domestic Operating Company,
Inc.
710,000 4.875%,  1/15/2030 750,825
Home Depot, Inc.
160,000 2.625%,  6/1/2022 163,866
Hyundai Capital America
189,000 3.000%,  6/20/2022
g
192,618
L Brands, Inc.
218,000 6.694%,  1/15/2027 225,630
Landry's, Inc.
370,000 6.750%,  10/15/2024
g
380,249
Lennar Corporation
175,000 2.950%,  11/29/2020 175,437
66,000 4.125%,  1/15/2022 67,732
870,000 4.500%,  4/30/2024 928,725
Live Nation Entertainment, Inc.
365,000 5.625%,  3/15/2026
g
388,725
530,000 4.750%,  10/15/2027
g
545,264
Macy's Retail Holdings, Inc.
28,000 3.875%,  1/15/2022 28,489
86,000 2.875%,  2/15/2023 86,161
Mattamy Group Corporation
630,000 5.250%,  12/15/2027
g
659,925
McDonald's Corporation
248,000 3.350%,  4/1/2023 259,825
MGM Resorts International
620,000 6.000%,  3/15/2023 680,264
685,000 5.750%,  6/15/2025 763,652
Prime Security Services Borrower,
LLC
750,000 5.750%,  4/15/2026
g
791,250
Ralph Lauren Corporation
160,000 2.625%,  8/18/2020 160,609
Ryman Hospitality Properties, Inc.
400,000 4.750%,  10/15/2027
g
416,000
Scientific Games International, Inc.
360,000 5.000%,  10/15/2025
g
370,246
130,000 7.000%,  5/15/2028
g
137,069
ServiceMaster Company, LLC
710,000 5.125%,  11/15/2024
g
733,764
Six Flags Entertainment Corporation
360,000 4.875%,  7/31/2024
g
368,550
370,000 5.500%,  4/15/2027
g
384,356
Staples, Inc.
400,000 7.500%,  4/15/2026
g
409,760
Viking Cruises, Ltd.
510,000 5.875%,  9/15/2027
g
522,775
Visa, Inc.
160,000 2.200%,  12/14/2020 160,689
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
215,860
Principal
Amount Long-Term Fixed Income (51.6%) Value
Consumer Cyclical (2.4%) - continued
Yum! Brands, Inc.
$ 190,000 4.750%,  1/15/2030
g
$ 202,635
Total 18,125,016
Consumer Non-Cyclical (2.8%)
Abbott Laboratories
234,000 2.550%,  3/15/2022 238,716
123,000 3.400%,  11/30/2023 130,708
AbbVie, Inc.
117,000 2.900%,  11/6/2022 120,145
246,000 2.300%,  11/21/2022
g
248,905
368,000 3.600%,  5/14/2025 393,263
Albertson's Companies, Inc.
750,000 6.625%,  6/15/2024 780,000
170,000 4.875%,  2/15/2030
e,g
174,675
Allergan Sales, LLC
57,000 4.875%,  2/15/2021
g
58,330
Allergan, Inc.
126,000 2.800%,  3/15/2023 128,247
Altria Group, Inc.
126,000 3.800%,  2/14/2024 134,172
124,000 4.400%,  2/14/2026 136,990
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 134,759
Anheuser-Busch InBev Finance, Inc.
105,000 3.300%,  2/1/2023 109,689
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 196,347
B&G Foods, Inc.
580,000 5.250%,  9/15/2027 578,550
BAT Capital Corporation
117,000 2.764%,  8/15/2022 119,342
178,000 3.222%,  8/15/2024 185,080
Bausch Health Companies, Inc.
345,000 7.000%,  1/15/2028
g
373,683
90,000 5.000%,  1/30/2028
g
91,125
90,000 5.250%,  1/30/2030
g
91,687
Bayer U.S. Finance II, LLC
225,000 3.500%,  6/25/2021
g
229,851
Becton, Dickinson and Company
248,000 3.363%,  6/6/2024 261,717
Boston Scientific Corporation
248,000 3.450%,  3/1/2024 262,268
Bristol-Myers Squibb Company
178,000 3.625%,  5/15/2024
g
190,368
Bunge, Ltd. Finance Corporation
160,000 3.500%,  11/24/2020 162,076
Centene Corporation
710,000 4.750%,  1/15/2025 733,664
120,000 4.250%,  12/15/2027
g
125,400
280,000 4.625%,  12/15/2029
g
301,364
Cigna Corporation
235,000 4.125%,  11/15/2025 258,407
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 122,093
118,000 4.300%,  5/1/2024 128,716
Constellation Brands, Inc.
252,000 4.250%,  5/1/2023 270,287
CVS Health Corporation
117,000 2.750%,  12/1/2022 119,459
382,000 3.700%,  3/9/2023 400,700
252,000 4.100%,  3/25/2025 274,154
Encompass Health Corporation
500,000 4.500%,  2/1/2028 515,020

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Consumer Non-Cyclical (2.8%) - continued
Energizer Holdings, Inc.
$ 745,000 6.375%,  7/15/2026
g
$ 793,462
Express Scripts Holding Company
117,000 4.750%,  11/15/2021 122,764
General Mills, Inc.
126,000 3.700%,  10/17/2023 134,083
126,000 3.650%,  2/15/2024 133,598
HCA, Inc.
1,040,000 5.375%,  2/1/2025 1,162,304
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
130,066
JBS USA, LLC
355,000 5.750%,  6/15/2025
g
367,602
770,000 5.500%,  1/15/2030
g
831,600
Kellogg Company
254,000 3.125%,  5/17/2022 261,054
Keurig Dr Pepper, Inc.
252,000 3.551%,  5/25/2021 257,856
Kroger Company
122,000 2.800%,  8/1/2022 125,100
Mead Johnson Nutrition Company
160,000 3.000%,  11/15/2020 161,531
Mondelez International Holdings
Netherlands BV
180,000 2.000%,  10/28/2021
g
180,683
Mylan NV
126,000 3.150%,  6/15/2021 128,004
Mylan, Inc.
127,000 4.200%,  11/29/2023 134,780
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
366,300
Pernod Ricard SA
130,000 5.750%,  4/7/2021
g
136,067
Pilgrim's Pride Corporation
500,000 5.875%,  9/30/2027
g
530,350
Reynolds American, Inc.
126,000 4.850%,  9/15/2023 137,966
Scotts Miracle- Gro Company
410,000 4.500%,  10/15/2029
g
423,837
Shire Acquisitions Investments
Ireland Designated Activity
Company
232,000 2.400%,  9/23/2021 234,073
Simmons Foods, Inc.
445,000 5.750%,  11/1/2024
g
449,450
Spectrum Brands, Inc.
540,000 5.750%,  7/15/2025 560,925
180,000 5.000%,  10/1/2029
g
187,048
Teleflex, Inc.
650,000 4.625%,  11/15/2027 684,125
Tenet Healthcare Corporation
180,000 4.625%,  7/15/2024 184,500
540,000 5.125%,  11/1/2027
g
568,350
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 42,354
450,000 2.800%,  7/21/2023 418,423
UnitedHealth Group, Inc.
160,000 3.350%,  7/15/2022 166,236
VRX Escrow Corporation
1,450,000 6.125%,  4/15/2025
g
1,491,499
Zimmer Biomet Holdings, Inc.
252,000 3.550%,  4/1/2025 269,012
Zoetis, Inc.
175,000 3.450%,  11/13/2020 176,893
Principal
Amount Long-Term Fixed Income (51.6%) Value
Consumer Non-Cyclical (2.8%) - continued
$ 189,000 3.250%,  2/1/2023 $ 196,379
Total 20,928,231
Energy (2.2%)
Antero Resources Corporation
70,000 5.125%,  12/1/2022 60,375
325,000 5.625%,  6/1/2023
l
234,000
Archrock Partners, LP
390,000 6.250%,  4/1/2028
g
401,213
BP Capital Markets America, Inc.
490,000 2.520%,  9/19/2022 499,125
BP Capital Markets plc
117,000 2.315%,  2/13/2020 117,014
Buckeye Partners, LP
540,000 3.950%,  12/1/2026 535,825
210,000 4.125%,  12/1/2027 207,271
Canadian Natural Resources, Ltd.
120,000 2.950%,  1/15/2023 123,325
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
g
137,723
Cheniere Corpus Christi Holdings,
LLC
625,000 7.000%,  6/30/2024 723,756
Cheniere Energy Partners, LP
875,000 5.625%,  10/1/2026 916,564
Chesapeake Energy Corporation
223,000 11.500%,  1/1/2025
g
179,448
Continental Resources, Inc.
64,000 5.000%,  9/15/2022 64,336
184,000 4.500%,  4/15/2023 194,267
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 125,074
Enagas SA
1,150,000 5.500%,  1/15/2028
g
1,150,000
Enbridge, Inc.
120,000 2.900%,  7/15/2022 122,818
459,000 6.250%,  3/1/2078
b
501,003
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 133,821
252,000 5.875%,  1/15/2024 281,221
143,000 6.625%,  2/15/2028
b,i
135,135
EnLink Midstream Partners, LP
490,000 4.850%,  7/15/2026 448,350
Enterprise Products Operating, LLC
355,000 4.875%,  8/16/2077
b
355,181
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 164,049
Hess Corporation
126,000 3.500%,  7/15/2024 131,401
Kinder Morgan Energy Partners, LP
234,000 3.450%,  2/15/2023 243,390
Marathon Petroleum Corporation
126,000 4.750%,  12/15/2023 137,825
MPLX, LP
175,000 4.500%,  7/15/2023 187,767
Murphy Oil Corporation
550,000 5.875%,  12/1/2027 563,750
Nabors Industries, Inc.
410,000 5.750%,  2/1/2025 336,200
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
g
130,163
Newfield Exploration Company
126,000 5.625%,  7/1/2024 139,093
Occidental Petroleum Corporation
48,000 4.850%,  3/15/2021 49,430

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Energy (2.2%) - continued
$ 248,000 2.700%,  8/15/2022 $ 252,002
187,000 2.900%,  8/15/2024 191,095
Parsley Energy, LLC
550,000 5.625%,  10/15/2027
g
582,725
Plains All American Pipeline, LP
273,000 5.000%,  2/1/2021 278,798
307,000 6.125%,  11/15/2022
b,i
284,374
63,000 2.850%,  1/31/2023 64,273
Sabine Pass Liquefaction, LLC
117,000 6.250%,  3/15/2022 125,673
117,000 5.625%,  4/15/2023 128,007
Southwestern Energy Company
635,000 7.500%,  4/1/2026 530,035
Sunoco Logistics Partners
Operations, LP
160,000 4.400%,  4/1/2021 163,885
Sunoco, LP
375,000 5.500%,  2/15/2026 385,785
355,000 5.875%,  3/15/2028 377,667
Targa Resources Partners, LP
370,000 5.375%,  2/1/2027 383,875
Transocean Guardian, Ltd.
350,704 5.875%,  1/15/2024
g
358,157
Transocean, Ltd.
330,000 8.000%,  2/1/2027
g
307,164
Viper Energy Partners, LP
540,000 5.375%,  11/1/2027
g
562,950
W&T Offshore, Inc.
660,000 9.750%,  11/1/2023
g
624,888
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 123,498
Western Midstream Operating, LP
133,000 3.100%,  2/1/2025 133,710
Williams Partners, LP
250,000 4.000%,  11/15/2021 257,624
WPX Energy, Inc.
480,000 5.750%,  6/1/2026 502,800
200,000 5.250%,  10/15/2027 209,000
170,000 4.500%,  1/15/2030 171,057
Total 16,728,955
Financials (6.2%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 164,642
AerCap Ireland Capital, Ltd.
124,000 3.500%,  1/15/2025 130,110
AIG Global Funding
242,000 2.150%,  7/2/2020
g
242,371
Air Lease Corporation
235,000 2.500%,  3/1/2021 236,813
Aircastle , Ltd.
168,000 5.000%,  4/1/2023 181,932
Ally Financial, Inc.
540,000 5.750%,  11/20/2025 613,823
American Express Company
126,000 3.375%,  5/17/2021 128,582
127,000 3.700%,  8/3/2023 134,971
124,000 3.400%,  2/22/2024 131,087
Athene Global Funding
187,000 4.000%,  1/25/2022
g
194,486
Australia and New Zealand Banking
Group, Ltd.
270,000 6.750%,  6/15/2026
b,g,i
310,162
230,000 2.950%,  7/22/2030
b,g
233,400
Principal
Amount Long-Term Fixed Income (51.6%) Value
Financials (6.2%) - continued
Avolon Holdings Funding, Ltd.
$ 62,000 5.250%,  5/15/2024
g
$ 68,225
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 3/9/2020
b,i
129,030
Banco Bilbao Vizcaya Argentaria SA
200,000 6.500%,  3/5/2025
b,i
213,000
200,000 6.125%,  11/16/2027
b,i,l
210,440
Banco Santander SA
200,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
201,706
Bank of America Corporation
250,000 2.738%,  1/23/2022
b
252,086
252,000 3.499%,  5/17/2022
b
257,533
237,000 3.004%,  12/20/2023
b
244,271
373,000 3.550%,  3/5/2024
b
390,399
293,000 5.125%,  6/20/2024
b,i
310,261
491,000 3.864%,  7/23/2024
b
522,194
285,000 4.200%,  8/26/2024 309,943
405,000 6.250%,  9/5/2024
b,i
451,069
124,000 3.458%,  3/15/2025
b
131,232
Bank of Montreal
378,000 3.300%,  2/5/2024 398,760
Bank of New York Mellon Corporation
234,000 2.600%,  2/7/2022 238,243
Bank of Nova Scotia
126,000
2.259%,  (LIBOR 3M +
0.440%), 4/20/2021
b
126,479
174,000 2.700%,  3/7/2022 178,228
247,000 2.375%,  1/18/2023 251,991
133,000 1.950%,  2/1/2023 133,795
Barclays plc
225,000 4.610%,  2/15/2023
b
235,759
381,000 7.750%,  9/15/2023
b,i
417,195
299,000 4.338%,  5/16/2024
b
318,364
BB&T Corporation
245,000 2.150%,  2/1/2021 245,873
127,000 2.500%,  8/1/2024 130,274
BNP Paribas SA
523,000 7.625%,  3/30/2021
b,g,i
550,457
149,000 2.819%,  11/19/2025
b,g
152,727
BPCE SA
126,000 3.000%,  5/22/2022
g
128,861
133,000 2.375%,  1/14/2025
g
134,034
Camden Property Trust
126,000 4.875%,  6/15/2023 137,343
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 134,249
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 196,680
199,000 2.280%,  1/28/2026
b
200,033
Capital One Financial Corporation
354,000 3.050%,  3/9/2022 362,518
Cascades USA, Inc.
380,000 5.125%,  1/15/2026
g
392,350
Central Fidelity Capital Trust I
310,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
292,950
CIT Group, Inc.
655,000 4.750%,  2/16/2024 697,575
Citigroup, Inc.
363,000 2.350%,  8/2/2021 366,232
116,000 2.750%,  4/25/2022 118,128

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Financials (6.2%) - continued
$ 125,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
$ 126,207
491,000 2.312%,  11/4/2022
b
494,399
244,000 3.142%,  1/24/2023
b
249,569
276,000 5.000%,  9/12/2024
b,i
289,071
444,000 4.700%,  1/30/2025
b,i
452,192
373,000 3.352%,  4/24/2025
b
392,474
138,000 5.950%,  5/15/2025
b,i
150,765
Citizens Bank NA
250,000 2.200%,  5/26/2020 250,193
CNA Financial Corporation
128,000 5.750%,  8/15/2021 135,583
145,000 3.950%,  5/15/2024 156,244
Commonwealth Bank of Australia
232,000 2.250%,  3/10/2020
g
232,128
Compass Bank
250,000 3.500%,  6/11/2021 255,234
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 243,691
Credit Agricole SA
116,000 3.375%,  1/10/2022
g
119,155
213,600 8.125%,  12/23/2025
b,g,i
259,165
Credit Suisse Group AG
207,000 7.500%,  12/11/2023
b,g,i
234,665
122,000 2.593%,  9/11/2025
b,g
123,956
300,000 6.375%,  8/21/2026
b,g,i
332,625
Credit Suisse Group Funding
(Guernsey), Ltd.
350,000 3.800%,  9/15/2022 366,426
Danske Bank AS
200,000 5.000%,  1/12/2022
g
210,722
Deutsche Bank AG
125,000 2.700%,  7/13/2020 125,241
348,000 4.250%,  10/14/2021 358,424
Deutsche Bank AG of New York
123,000 3.950%,  2/27/2023 127,689
Digital Realty Trust, LP
185,000 2.750%,  2/1/2023 188,913
Discover Bank
126,000 4.200%,  8/8/2023 134,992
183,000 2.450%,  9/12/2024 185,113
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 200,074
Fifth Third Bancorp
175,000 2.600%,  6/15/2022 178,147
124,000 3.650%,  1/25/2024 131,958
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
300,756
General Electric Capital Corporation
247,000 3.100%,  1/9/2023 254,964
Goldman Sachs Group, Inc.
232,000 5.375%,  5/10/2020
b,i
233,728
234,000 5.250%,  7/27/2021 245,865
175,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
176,405
234,000 3.000%,  4/26/2022 237,486
187,000 2.876%,  10/31/2022
b
190,330
120,000
2.942%,  (LIBOR 3M +
1.050%), 6/5/2023
b
121,598
248,000 3.625%,  2/20/2024 263,632
295,000 5.500%,  8/10/2024
b,i,l
317,452
116,000 4.950%,  2/10/2025
b,i
121,220
185,000 3.272%,  9/29/2025
b
194,426
Principal
Amount Long-Term Fixed Income (51.6%) Value
Financials (6.2%) - continued
Hartford Financial Services Group,
Inc.
$ 116,000
4.035%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
$ 111,650
HCP, Inc.
132,000 4.250%,  11/15/2023 142,320
Hospitality Properties Trust
150,000 4.250%,  2/15/2021 152,363
HSBC Holdings plc
348,000 3.400%,  3/8/2021 354,063
234,000 6.875%,  6/1/2021
b,i
245,309
286,000 6.375%,  9/17/2024
b,i
310,667
225,000 3.803%,  3/11/2025
b
239,080
204,000 6.375%,  3/30/2025
b,i
222,996
148,000 2.633%,  11/7/2025
b
150,456
136,000 6.500%,  3/23/2028
b,i
151,470
Huntington Bancshares, Inc.
200,000 3.150%,  3/14/2021 202,989
Icahn Enterprises, LP
235,000 6.750%,  2/1/2024 243,813
565,000 6.375%,  12/15/2025 589,719
ILFC E-Capital Trust II
207,000
4.150%,  (H15T30Y + 1.800%),
12/21/2065
b,g
170,789
ING Groep NV
265,000 6.000%,  4/16/2020
b,i
266,352
225,000 4.100%,  10/2/2023 241,455
International Lease Finance
Corporation
234,000 5.875%,  8/15/2022 256,380
Iron Mountain, Inc.
360,079 6.000%,  8/15/2023 367,731
375,000 4.875%,  9/15/2027
g
386,250
J.P. Morgan Chase & Company
175,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
175,349
300,000 2.776%,  4/25/2023
b
306,066
252,000 3.375%,  5/1/2023 263,684
195,000 5.150%,  5/1/2023
b,i
204,263
231,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
235,528
576,000 5.000%,  8/1/2024
b,i
602,496
259,000 3.875%,  9/10/2024 279,881
490,000 4.023%,  12/5/2024
b
527,810
444,000 4.600%,  2/1/2025
b,i
453,280
Liberty Mutual Group, Inc.
54,000 5.000%,  6/1/2021
g
56,134
Lincoln National Corporation
130,000 6.250%,  2/15/2020 130,151
135,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
121,500
Lloyds Banking Group plc
247,000 3.000%,  1/11/2022 251,940
183,000 2.858%,  3/17/2023
b
185,981
225,000 3.900%,  3/12/2024 240,576
270,000 6.657%,  5/21/2037
b,g,i
329,400
Macquarie Bank, Ltd.
307,000 6.125%,  3/8/2027
b,g,i
326,188
Mitsubishi UFJ Financial Group, Inc.
117,000 2.998%,  2/22/2022 119,796
187,000 2.623%,  7/18/2022 190,658
250,000 3.455%,  3/2/2023 261,779
124,000 3.407%,  3/7/2024 131,126
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
b
190,335

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Financials (6.2%) - continued
Morgan Stanley
$ 234,000 2.800%,  6/16/2020 $ 234,854
232,000 5.500%,  7/28/2021 244,756
116,000 2.750%,  5/19/2022 118,488
150,000 4.875%,  11/1/2022 161,740
250,000 3.125%,  1/23/2023 259,363
247,000 4.100%,  5/22/2023 263,175
124,000 2.720%,  7/22/2025
b
127,580
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 388,038
380,000 4.625%,  8/1/2029 397,575
National Australia Bank, Ltd.
199,000 1.875%,  12/13/2022 200,007
National Bank of Canada
199,000 2.100%,  2/1/2023 200,239
Nippon Life Insurance Company
222,000 3.400%,  1/23/2050
b,g
225,330
Nomura Holdings, Inc.
159,000 2.648%,  1/16/2025 161,484
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,i
225,622
Outfront Media Cap, LLC
700,000 4.625%,  3/15/2030
g
721,000
Park Aerospace Holdings, Ltd.
62,000 4.500%,  3/15/2023
g
65,742
PNC Bank NA
234,000 2.450%,  11/5/2020 235,260
PNC Financial Services Group, Inc.
126,000 3.500%,  1/23/2024 134,392
Quicken Loans, Inc.
830,000 5.750%,  5/1/2025
g
859,050
Regions Financial Corporation
126,000 3.800%,  8/14/2023 134,333
Reinsurance Group of America, Inc.
175,000 4.700%,  9/15/2023 191,441
Royal Bank of Canada
232,000 2.125%,  3/2/2020 232,074
124,000 2.250%,  11/1/2024 126,283
Royal Bank of Scotland Group plc
360,000 8.625%,  8/15/2021
b,i
388,800
126,000 6.125%,  12/15/2022 138,095
126,000 6.100%,  6/10/2023 139,937
230,000 4.269%,  3/22/2025
b
246,848
99,000 3.754%,  11/1/2029
b
102,864
Santander UK Group Holdings plc
253,000 2.875%,  8/5/2021 256,121
Santander UK plc
199,000 2.100%,  1/13/2023 200,562
Simon Property Group, LP
225,000 2.500%,  7/15/2021 227,293
127,000 2.000%,  9/13/2024 127,957
SITE Centers Corporation
62,000 4.625%,  7/15/2022 64,989
Societe Generale SA
148,000 2.625%,  10/16/2024
g
150,233
450,000 8.000%,  9/29/2025
b,g,i
534,938
Springleaf Finance Corporation
380,000 7.125%,  3/15/2026 435,993
Standard Chartered plc
187,000 2.744%,  9/10/2022
b,g
188,758
State Street Corporation
125,000 2.354%,  11/1/2025
b
127,391
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 118,690
Principal
Amount Long-Term Fixed Income (51.6%) Value
Financials (6.2%) - continued
$ 496,000 2.778%,  10/18/2022 $ 508,690
148,000 2.448%,  9/27/2024 150,566
SunTrust Banks, Inc.
125,000 2.900%,  3/3/2021 126,541
Synchrony Financial
75,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
75,000
127,000 2.850%,  7/25/2022 129,477
110,000 4.250%,  8/15/2024 118,025
Toronto-Dominion Bank
170,000 2.550%,  1/25/2021 171,508
124,000 3.250%,  3/11/2024 131,216
Truist Financial Corporation
302,000 4.800%,  9/1/2024
b,i
311,413
UBS Group Funding Jersey, Ltd.
232,000 3.000%,  4/15/2021
g
235,581
USB Realty Corporation
276,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
247,299
Ventas Realty, LP
126,000 3.100%,  1/15/2023 130,236
126,000 3.750%,  5/1/2024 134,012
VICI Properties, LP / VICI Note
Company, Inc.
140,000 4.250%,  12/1/2026
g
143,686
90,000 3.750%,  2/15/2027
e,g
90,450
140,000 4.625%,  12/1/2029
g
146,300
90,000 4.125%,  8/15/2030
e,g
91,350
Wachovia Capital Trust II
100,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
94,750
Wells Fargo & Company
120,000 2.100%,  7/26/2021 120,669
122,000 2.625%,  7/22/2022 124,424
252,000 4.125%,  8/15/2023 270,239
200,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
204,094
121,000 3.750%,  1/24/2024 129,272
245,000 2.406%,  10/30/2025
b
249,095
Westpac Banking Corporation
195,000
2.753%,  (LIBOR 3M +
0.850%), 8/19/2021
b
196,854
133,000 2.000%,  1/13/2023 134,263
133,000 2.894%,  2/4/2030
b
133,923
Total 46,641,744
Mortgage-Backed Securities (15.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
4,297,690 3.500%,  5/1/2034 4,492,243
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,911,756 3.000%,  8/1/2047 4,039,005
148,950 3.500%,  7/1/2049 153,695
Federal National Mortgage
Association
3,327,975 3.500%,  10/1/2048 3,461,868
4,918,435 3.500%,  2/1/2049
e
5,095,799
3,758,404 3.500%,  8/1/2049 3,918,732
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
13,900,000 2.500%,  2/1/2035
e
14,147,051

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Mortgage-Backed Securities (15.4%) - continued
$ 25,599,000 3.000%,  2/1/2035
e
$ 26,367,970
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
41,456,000 3.000%,  3/1/2050
e
42,366,379
6,375,421 4.000%,  7/1/2048 6,673,643
4,664,668 3.500%,  8/1/2049 4,813,413
Total 115,529,798
Technology (1.1%)
Apple, Inc.
240,000 2.400%,  1/13/2023 246,009
441,000 3.450%,  5/6/2024 473,704
Baidu, Inc.
122,000 3.000%,  6/30/2020 122,418
Broadcom Corporation
513,000 2.650%,  1/15/2023 520,748
199,000 3.125%,  1/15/2025 204,923
CommScope Technologies Finance,
LLC
690,000 6.000%,  6/15/2025
g
658,522
Dell International, LLC/ EMC
Corporation
186,000 4.000%,  7/15/2024
g
198,494
Diamond 1 Finance Corporation
358,000 5.450%,  6/15/2023
g
392,237
Diamond Sports Group, LLC
730,000 6.625%,  8/15/2027
g,l
682,550
Fiserv, Inc.
237,000 2.750%,  7/1/2024 244,346
Global Payments, Inc.
64,000 2.650%,  2/15/2025 65,583
Harland Clarke Holdings Corporation
360,000 8.375%,  8/15/2022
g
312,075
Hewlett Packard Enterprise Company
283,000 3.600%,  10/15/2020 286,106
127,000 2.250%,  4/1/2023 128,067
Intel Corporation
120,000 1.700%,  5/19/2021 120,184
160,000 3.100%,  7/29/2022 166,196
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 134,190
Microsoft Corporation
234,000 2.400%,  2/6/2022 238,018
NCR Corporation
710,000 6.125%,  9/1/2029
g
774,717
NXP BV/NXP Funding, LLC
189,000 4.875%,  3/1/2024
g
207,982
Oracle Corporation
170,000 2.500%,  5/15/2022 173,085
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
189,432
Plantronics, Inc.
460,000 5.500%,  5/31/2023
g
443,909
PTC, Inc.
140,000 3.625%,  2/15/2025
e,g
141,050
Seagate HDD Cayman
128,000 4.250%,  3/1/2022 132,593
SS&C Technologies, Inc.
540,000 5.500%,  9/30/2027
g
571,212
Texas Instruments, Inc.
65,000 1.750%,  5/1/2020 65,005
Total 7,893,355
Principal
Amount Long-Term Fixed Income (51.6%) Value
Transportation (0.6%)
AerCap Holdings NV
$ 213,000 5.875%,  10/10/2079
b
$ 227,910
Air Canada Pass Through Trust
45,566 3.875%,  3/15/2023
g
46,894
Air Lease Corporation
133,000 2.300%,  2/1/2025 133,125
Boeing Company
250,000 3.100%,  5/1/2026 261,150
CSX Corporation
126,000 3.700%,  11/1/2023 134,904
Delta Air Lines, Inc.
174,000 2.875%,  3/13/2020 174,229
124,000 2.900%,  10/28/2024 125,211
Hertz Corporation
390,000 5.500%,  10/15/2024
g
395,686
300,000 6.000%,  1/15/2028
g
302,625
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 165,525
NCL Corporation, Ltd.
720,000 3.625%,  12/15/2024
g
714,600
Penske Truck Leasing Company, LP
124,000 3.375%,  2/1/2022
g
127,253
Ryder System, Inc.
236,000 3.500%,  6/1/2021 241,057
Union Pacific Corporation
189,000 3.750%,  7/15/2025 206,314
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 166,102
United Continental Holdings, Inc.
730,000 4.875%,  1/15/2025 770,150
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
237,763
375,000 6.750%,  8/15/2024
g
406,406
Total 4,836,904
Utilities (1.1%)
Alabama Power Company
117,000 2.450%,  3/30/2022 118,921
Ameren Corporation
160,000 2.700%,  11/15/2020 160,932
125,000 2.500%,  9/15/2024 127,122
Berkshire Hathaway Energy Company
240,000 2.400%,  2/1/2020 240,000
Calpine Corporation
690,000 4.500%,  2/15/2028
g
686,550
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 121,662
127,000 2.500%,  9/1/2024 129,329
Dominion Energy, Inc.
126,000 2.715%,  8/15/2021 127,333
126,000 3.071%,  8/15/2024 130,929
205,000 4.650%,  12/15/2024
b,i
212,661
DTE Energy Company
179,000 3.300%,  6/15/2022 184,364
187,000 2.529%,  10/1/2024 191,064
Duke Energy Corporation
250,000 2.400%,  8/15/2022 253,681
207,000 4.875%,  9/16/2024
b,i
219,712
Edison International
368,000 2.950%,  3/15/2023 377,035
62,000 3.550%,  11/15/2024 65,279
Evergy , Inc.
127,000 2.450%,  9/15/2024 129,097
Eversource Energy
127,000 2.500%,  3/15/2021 127,974

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.6%) Value
Utilities (1.1%) - continued
FirstEnergy Corporation
$ 184,000 2.850%,  7/15/2022 $ 188,007
Georgia Power Company
133,000 2.100%,  7/30/2023 134,566
127,000 2.200%,  9/15/2024 128,549
NextEra Energy Operating Partners,
LP
710,000 3.875%,  10/15/2026
g
717,100
NiSource, Inc.
177,000 3.650%,  6/15/2023 186,802
310,000 5.650%,  6/15/2023
b,i
323,950
Pinnacle West Capital Corporation
120,000 2.250%,  11/30/2020 120,414
PPL Capital Funding, Inc.
252,000 3.950%,  3/15/2024 268,615
PSEG Power, LLC
143,000 3.000%,  6/15/2021 145,330
Public Service Enterprise Group, Inc.
126,000 2.875%,  6/15/2024 130,379
Sempra Energy
75,000 2.400%,  3/15/2020 75,015
246,000 3.550%,  6/15/2024 260,955
Southern Company
116,000 2.350%,  7/1/2021 116,895
TerraForm Power Operating, LLC
695,000 5.000%,  1/31/2028
g
750,600
TransCanada Trust
547,000 5.875%,  8/15/2076
b
593,495
Vistra Operations Company, LLC
500,000 5.000%,  7/31/2027
g
513,150
Total 8,257,467
Total Long-Term Fixed Income
(cost $381,591,064) 386,465,702
Shares
Registered Investment Companies
( 20.2% ) Value
Unaffiliated  (5.3%)
34,500 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 451,605
46,801 BlackRock Resources &
Commodities Strategy Trust 351,476
803,000 Invesco Senior Loan ETF 18,155,830
13,700 Invesco Variable Rate Preferred ETF 356,063
80,200 iShares S&P U.S. Preferred Stock
Index Fund 3,060,432
85,976 MFS Intermediate Income Trust 330,148
42,175 SPDR Bloomberg Barclays High Yield
Bond ETF 4,598,762
95,073 Templeton Global Income Fund 576,142
136,695 Vanguard Short-Term Corporate
Bond ETF 11,177,550
121,540 Western Asset High Income
Opportunity Fund, Inc. 617,423
Total 39,675,431
Affiliated  (14.9%)
11,033,924 Thrivent Core Emerging Markets
Debt Fund 111,773,654
Total 111,773,654
Total Registered Investment
Companies (cost $146,412,698) 151,449,085
Shares Preferred Stock ( 0.9% ) Value
Consumer Staples (0.1%)
17,520 CHS, Inc., 7.100%
b,i
$ 492,312
Total 492,312
Energy (0.1%)
58,690 Crestwood Equity Partners, LP,
9.250%
i
549,338
2,800 Energy Transfer Operating, LP,
7.600%
b,i
70,560
10,855 Nustar Logistics, LP, 8.565%
b
287,332
Total 907,230
Financials (0.7%)
4,025 Aegon Funding Corporation II,
5.100% 103,925
7,320 Agribank FCB, 6.875%
b,i
790,560
8,200 Allstate Corporation, 5.100%
i
216,234
7,500 Bank of America Corporation,
5.000%
i
196,500
8,275 Capital One Financial Corporation,
5.000%
i
211,426
5,700 Cobank ACB, 6.250%
b,i
609,900
8,875 Equitable Holdings, Inc., 5.250%
i,m
232,969
265 First Tennessee Bank NA, 3.750%
b,g,i
212,663
14,700 GMAC Capital Trust I, 7.695%
b
391,755
6,500 Hartford Financial Services Group,
Inc., 7.875%
b
184,730
5,500 J.P. Morgan Chase & Company,
4.750%
i,l
141,625
13,100 Morgan Stanley, 7.125%
b,i
385,795
7,000 Regions Financial Corporation,
5.700%
b,i
199,570
1,400 Synovus Financial Corporation,
5.875%
b,i
37,632
709 Wells Fargo & Company, Convertible,
7.500%
i
1,095,802
Total 5,011,086
Total Preferred Stock
(cost $5,905,074) 6,410,628
Shares
Collateral Held for Securities Loaned
( 0.2% ) Value
1,538,273 Thrivent Cash Management Trust 1,538,273
Total Collateral Held for Securities
Loaned
(cost $1,538,273) 1,538,273
Shares Common Stock ( 0.1% ) Value
Energy (<0.1%)
19,099 Contura Energy, Inc.
m
110,583
73,317 Pacific Drilling SA
m
134,904
Total 245,487
Materials (0.1%)
23,820 Verso Corporation
m
401,367
Total 401,367
Total Common Stock
(cost $2,233,304) 646,854
Shares or
Principal
Amount Short-Term Investments ( 14.4% ) Value
Federal Home Loan Bank Discount
Notes
700,000 1.540%, 4/8/2020
n,o
698,015

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (14.4%) Value
Thrivent Core Short-Term Reserve
Fund
10,667,287 1.900% $ 106,672,869
Total Short-Term Investments (cost
$107,370,862) 107,370,884
Total Investments (cost
$839,572,459) 112.9% $845,116,544
Other Assets and Liabilities, Net
(12.9%) (96,296,281)
Total Net Assets 100.0% $748,820,263
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $136,495,674 or 18.2% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31,
2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,370,944
Common Stock 87,550
Total lending $1,458,494
Gross amount payable upon return of
collateral for securities loaned $1,538,273
Net amounts due to counterparty $79,779
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 10,091,849 – 8,258,890 1,832,959
Capital Goods 22,541,954 – 21,393,554 1,148,400
Communications Services 45,155,910 – 45,155,910 –
Consumer Cyclical 29,882,081 – 27,345,790 2,536,291
Consumer Non-Cyclical 35,524,949 – 35,524,949 –
Energy 10,598,729 – 9,638,256 960,473
Financials 20,443,093 – 20,443,093 –
Technology 14,971,055 – 14,971,055 –
Utilities 2,025,498 – 2,025,498 –
Long-Term Fixed Income
Asset-Backed Securities 34,763,046 – 34,763,046 –
Basic Materials 5,730,033 – 5,730,033 –
Capital Goods 13,589,135 – 13,589,135 –
Collateralized Mortgage Obligations 69,246,853 – 69,246,853 –
Commercial Mortgage-Backed Securities 4,282,758 – 4,282,758 –
Communications Services 19,912,407 – 19,912,407 –
Consumer Cyclical 18,125,016 – 18,125,016 –
Consumer Non-Cyclical 20,928,231 – 20,928,231 –
Energy 16,728,955 – 16,728,955 –
Financials 46,641,744 – 46,641,744 –
Mortgage-Backed Securities 115,529,798 – 115,529,798 –
Technology 7,893,355 – 7,893,355 –
Transportation 4,836,904 – 4,836,904 –
Utilities 8,257,467 – 8,257,467 –
Registered Investment Companies
Unaffiliated 39,675,431 39,675,431 – –
Preferred Stock
Consumer Staples 492,312 492,312 – –
Energy 907,230 907,230 – –
Financials 5,011,086 3,397,963 1,613,123 –
Common Stock
Energy 245,487 245,487 – –
Materials 401,367 401,367 – –
Short-Term Investments 698,015 – 698,015 –
Subtotal Investments in Securities $625,131,748 $45,119,790 $573,533,835 $6,478,123
Other Investments  * Total
Affiliated Registered Investment Companies 111,773,654
Affiliated Short-Term Investments 106,672,869
Collateral Held for Securities Loaned 1,538,273
Subtotal Other Investments $219,984,796
Total Investments at Value $845,116,544
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 416,437 416,437 – –
Total Asset Derivatives $416,437 $416,437 $– $–
Liability Derivatives
Futures Contracts 503,412 503,412 – –
Total Liability Derivatives $503,412 $503,412 $– $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 31, 2020. Investments and/or cash totaling $698,016 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 210 March 2020 $ 45,271,880 $ 163,590
CBOT 5-Yr. U.S. Treasury Note 69 March 2020 8,215,528 86,574
CME Ultra Long Term U.S. Treasury Bond 26 March 2020 4,869,602 166,273
Total Futures Long Contracts $ 58,357,010 $ 416,437
CBOT 10-Yr. U.S. Treasury Note (46) March 2020 ( $ 6,014,555) ( $ 41,632)
CBOT U.S. Long Bond (41) March 2020 (6,445,148) (259,633)
CME E-mini S&P 500 Index (36) March 2020 (5,752,182) (51,018)
Ultra 10-Yr. U.S. Treasury Note (40) March 2020 (5,675,122) (151,129)
Total Futures Short Contracts ( $ 23,887,007) ($503,412)
Total Futures Contracts $ 34,470,003 ($86,975)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $96,309 $12,301 $– $111,774 11,034 14.9%
Total Affiliated Registered Investment Companies 96,309 111,774 14.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% 115,236 165,482 174,045 106,673 10,667 14.3
Total Affiliated Short-Term Investments 115,236 106,673 14.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,846 10,668 11,976 1,538 1,538 0.2
Total Collateral Held for Securities Loaned 2,846 1,538 0.2
Total Value $214,391 $219,985
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,163 $– $1,139
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% – – 1 552
Total Income/Non Income Cash from Affiliated Investments $1,691
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $3,163 $1

Small Cap Growth Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 92.2% ) Value
Communications Services (0.2%)
5,238 ORBCOMM, Inc.
a
$ 18,804
Total 18,804
Consumer Discretionary (12.5%)
676 Bright Horizons Family Solutions,
Inc.
a
110,681
368 Burlington Stores, Inc.
a
80,029
4,249 Duluth Holdings, Inc.
a,b
35,904
1,610 Etsy, Inc.
a
78,584
1,471 Five Below, Inc.
a
166,547
1,212 G-III Apparel Group, Ltd.
a
32,978
866 Grand Canyon Education, Inc.
a
67,790
1,248 Ollie's Bargain Outlet Holdings, Inc.
a
66,194
2,400 Planet Fitness, Inc.
a
193,896
5,903 Playa Hotels and Resorts NV
a
41,439
3,760 Red Rock Resorts, Inc. 92,158
1,868 Texas Roadhouse, Inc. 116,750
1,771 Wingstop , Inc. 164,296
Total 1,247,246
Consumer Staples (3.3%)
645 Calavo Growers, Inc. 49,413
803 Casey's General Stores, Inc. 129,171
2,313 Simply Good Foods Company
a
53,130
4,322 Turning Point Brands, Inc. 98,714
Total 330,428
Energy (0.8%)
4,773 Nine Energy Service, Inc.
a
23,101
2,542 Talos Energy, Inc.
a
55,772
Total 78,873
Financials (8.2%)
2,215 Ameris Bancorp 89,021
2,024 Essent Group, Ltd. 100,411
11,710 Everi Holdings, Inc.
a
146,375
1,736 Hamilton Lane, Inc. 112,753
586 Interactive Brokers Group, Inc. 27,542
1,934 Prosight Global, Inc.
a
27,985
1,622 Santander Consumer USA Holdings,
Inc. 43,178
2,407 Seacoast Banking Corporation of
Florida
a
65,350
2,161 Spirit of Texas Bancshares, Inc.
a
44,841
149 SVB Financial Group
a
35,809
1,050 TMX Group, Ltd. 97,153
511 Western Alliance Bancorp 28,222
Total 818,640
Health Care (23.0%)
1,724 Aerie Pharmaceuticals, Inc.
a
35,307
1,146 Agios Pharmaceuticals, Inc.
a
55,844
611 Arena Pharmaceuticals, Inc.
a
27,917
4,501 Axonics Modulation Technologies,
Inc.
a,b
130,664
541 Bio- Techne Corporation 113,594
2,757 Catalent , Inc.
a
168,453
1,597 Guardant Health, Inc.
a
121,436
2,766 Halozyme Therapeutics, Inc.
a
52,499
1,295 Immunomedics , Inc.
a
24,048
2,537 Inspire Medical Systems, Inc.
a
189,768
1,467 LHC Group, Inc.
a
213,815
513 Ligand Pharmaceuticals, Inc.
a,b
45,046
240 Mesa Laboratories, Inc. 62,986
4,165 Natera , Inc.
a
145,817
809 Neurocrine Biosciences, Inc.
a
80,965
Shares Common Stock (92.2%) Value
Health Care (23.0%) - continued
676 Nevro Corporation
a
$ 89,847
5,322 Optinose , Inc.
a,b
41,671
1,051 Repligen Corporation
a
105,510
274 Sage Therapeutics, Inc.
a
18,161
2,677 Tactile Systems Technology, Inc.
a
150,421
389 Teleflex, Inc. 144,517
1,127 Veeva Systems, Inc.
a
165,229
3,671 Wright Medical Group NV
a
110,644
Total 2,294,159
Industrials (14.4%)
2,272 Aerojet Rocketdyne Holdings, Inc.
a
118,303
1,681 ASGN, Inc.
a
113,787
2,628 Casella Waste Systems, Inc.
a
134,528
1,539 Chart Industries, Inc.
a
98,465
2,590 Healthcare Services Group, Inc. 66,304
563 Heico Corporation 68,928
738 John Bean Technologies Corporation 83,387
1,734 Kratos Defense & Security Solutions,
Inc.
a
31,802
1,447 Mercury Systems, Inc.
a
111,057
3,850 Ritchie Brothers Auctioneers, Inc. 162,547
822 Saia, Inc.
a
71,596
987 SiteOne Landscape Supply, Inc.
a
95,295
154 Valmont Industries, Inc. 21,877
684 Watsco , Inc. 118,961
4,300 Willdan Group, Inc.
a
142,459
Total 1,439,296
Information Technology (28.2%)
967 Alteryx, Inc.
a
134,868
2,273 Avalara, Inc.
a
193,523
1,852 Bandwidth, Inc.
a
131,418
1,636 Blackline, Inc.
a
100,074
1,573 Cognex Corporation 80,176
1,145 Coupa Software, Inc.
a
184,517
2,068 Descartes Systems Group, Inc.
a
92,667
3,038 Dolby Laboratories, Inc. 210,655
2,589 Five9, Inc.
a
185,709
1,342 Guidewire Software, Inc.
a
150,975
3,727 Lattice Semiconductor Corporation
a
69,322
1,293 MKS Instruments, Inc. 135,532
1,644 Monolithic Power Systems, Inc. 281,404
1,037 New Relic, Inc.
a
68,452
1,897 Nova Measuring Instruments, Ltd.
a
72,162
976 Novanta , Inc.
a
88,553
1,064 Proofpoint , Inc.
a
130,670
1,470 Q2 Holdings, Inc.
a
128,169
708 Rogers Corporation
a
83,367
5,112 SailPoint Technologies Holdings, Inc.
a
128,260
253 Tyler Technologies, Inc.
a
81,891
2,046 Virtusa Corporation
a
85,195
Total 2,817,559
Materials (1.0%)
3,237 Louisiana-Pacific Corporation 99,311
Total 99,311
Real Estate (0.6%)
479 CoreSite Realty Corporation 56,258
Total 56,258
Total Common Stock
(cost $8,066,870) 9,200,574

Small Cap Growth Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities Loaned
( 4.0% ) Value
403,100 Thrivent Cash Management Trust $ 403,100
Total Collateral Held for Securities
Loaned
(cost $403,100) 403,100
Shares
Registered Investment Companies
( 2.5% ) Value
Unaffiliated  (2.5%)
1,905 SPDR S&P Biotech ETF
b
169,774
3,083 SPDR S&P Metals & Mining ETF 76,736
Total 246,510
Total Registered Investment
Companies (cost $252,682) 246,510
Shares Short-Term Investments ( 5.2% ) Value
Thrivent Core Short-Term Reserve
Fund
51,457 1.900% 514,575
Total Short-Term Investments (cost
$514,575) 514,575
Total Investments (cost
$9,237,227) 103.9% $10,364,759
Other Assets and Liabilities, Net
(3.9%) (390,048)
Total Net Assets 100.0% $9,974,711
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of
January 31, 2020:
Securities Lending Transactions
Common Stock $ 384,978
Total lending $384,978
Gross amount payable upon return of
collateral for securities loaned $403,100
Net amounts due to counterparty $18,122
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 18,804 18,804 – –
Consumer Discretionary 1,247,246 1,247,246 – –
Consumer Staples 330,428 330,428 – –
Energy 78,873 78,873 – –
Financials 818,640 721,487 97,153 –
Health Care 2,294,159 2,294,159 – –
Industrials 1,439,296 1,439,296 – –
Information Technology 2,817,559 2,817,559 – –
Materials 99,311 99,311 – –
Real Estate 56,258 56,258 – –
Registered Investment Companies
Unaffiliated 246,510 246,510 – –
Subtotal Investments in Securities $9,447,084 $9,349,931 $97,153 $–
Other Investments  * Total
Affiliated Short-Term Investments 514,575
Collateral Held for Securities Loaned 403,100
Subtotal Other Investments $917,675
Total Investments at Value $10,364,759
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $251 $1,270 $1,006 $515 51 5.2%
Total Affiliated Short-Term Investments 251 515 5.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 1,188 1,082 403 403 4.0
Total Collateral Held for Securities Loaned 297 403 4.0
Total Value $548 $918
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Small Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 89.9% ) Value
Communications Services (0.6%)
336,179 QuinStreet , Inc.
a
$ 4,355,199
Total 4,355,199
Consumer Discretionary (6.8%)
245,995 Crocs, Inc.
a
9,325,670
406,434 Designer Brands, Inc. 5,787,620
124,991 G-III Apparel Group, Ltd.
a
3,401,005
288,831 Movado Group, Inc. 4,973,670
87,664 Oxford Industries, Inc. 6,083,882
472,038 Red Rock Resorts, Inc. 11,569,651
164,099 Zumiez , Inc.
a
5,114,966
Total 46,256,464
Consumer Staples (6.5%)
51,647 Casey's General Stores, Inc. 8,307,936
873,768 Cott Corporation 13,359,913
305,814 Hain Celestial Group, Inc.
a
7,403,757
91,382 John B. Sanfilippo & Son, Inc. 7,703,502
583,104 SunOpta , Inc.
a
1,574,381
272,513 Turning Point Brands, Inc. 6,224,197
Total 44,573,686
Energy (3.1%)
1,352,936 Euronav NV 13,367,007
321,788 Nine Energy Service, Inc.
a
1,557,454
61,010 SEACOR Holdings, Inc.
a
2,293,366
180,154 Talos Energy, Inc.
a
3,952,579
Total 21,170,406
Financials (19.8%)
10,439 Argo Group International Holdings,
Ltd. 684,798
320,070 Assured Guaranty, Ltd. 14,672,009
202,105 Bank of N.T. Butterfield & Son, Ltd. 6,713,928
343,900 Bridgewater Bancshares, Inc.
a
4,539,480
53,075 Cohen & Steers, Inc. 3,926,489
35,630 Enstar Group, Ltd.
a
6,958,183
186,950 First Interstate BancSystem , Inc. 7,197,575
68,492 Hamilton Lane, Inc. 4,448,556
153,374 Heartland Financial USA, Inc. 7,501,522
650,387 Heritage Commerce Corporation 7,544,489
111,879 Horace Mann Educators Corporation 4,811,916
77,066 Houlihan Lokey , Inc. 3,995,872
166,530 IBERIABANK Corporation 12,108,396
63,067 Kemper Corporation 4,693,446
154,460 PCSB Financial Corporation 3,070,665
58,570 Primerica, Inc. 6,944,059
283,619 Prosight Global, Inc.
a
4,103,967
313,508 Seacoast Banking Corporation of
Florida
a
8,511,742
215,456 State Auto Financial Corporation 6,487,380
361,434 Synovus Financial Corporation 12,657,419
99,190 Triumph Bancorp, Inc.
a
3,866,426
Total 135,438,317
Health Care (8.4%)
99,077 Catalent , Inc.
a
6,053,605
253,450 Halozyme Therapeutics, Inc.
a
4,810,481
73,902 LHC Group, Inc.
a
10,771,216
40,841 Neurocrine Biosciences, Inc.
a
4,087,367
315,320 Optinose , Inc.
a,b
2,468,956
39,795 PerkinElmer, Inc. 3,680,242
221,228 Syneos Health, Inc.
a
13,574,550
393,831 Wright Medical Group NV
a
11,870,066
Total 57,316,483
Shares Common Stock (89.9%) Value
Industrials (17.9%)
165,054 AGCO Corporation $ 11,576,888
263,148 Altra Industrial Motion Corporation 8,752,303
237,690 Arcosa , Inc. 10,398,938
180,638 ASGN, Inc.
a
12,227,386
95,539 Curtiss-Wright Corporation 13,894,237
175,664 Encore Wire Corporation 9,540,312
306,540 Meritor, Inc.
a
6,716,291
603,237 Primoris Services Corporation 12,867,045
155,522 Raven Industries, Inc. 4,877,170
260,752 Ritchie Brothers Auctioneers, Inc. 11,008,949
64,013 Saia, Inc.
a
5,575,532
81,969 Valmont Industries, Inc. 11,644,516
38,371 Waste Connections, Inc. 3,695,511
Total 122,775,078
Information Technology (14.1%)
72,637 Advanced Energy Industries, Inc.
a
5,080,232
139,912 Blackline, Inc.
a
8,558,417
303,374 Ciena Corporation
a
12,338,221
103,380 Computer Services, Inc. 5,173,135
234,609 Dolby Laboratories, Inc. 16,267,788
193,397 Lattice Semiconductor Corporation
a
3,597,184
30,663 Monolithic Power Systems, Inc. 5,248,586
245,090 National Instruments Corporation 10,938,367
92,231 Plexus Corporation
a
6,559,469
49,568 Rogers Corporation
a
5,836,632
333,159 SailPoint Technologies Holdings, Inc.
a
8,358,959
207,158 Virtusa Corporation
a
8,626,059
Total 96,583,049
Materials (3.2%)
468,352 Louisiana-Pacific Corporation 14,369,039
7,931 UFP Technologies, Inc.
a
369,823
79,449 United States Lime & Minerals, Inc. 7,130,548
Total 21,869,410
Real Estate (6.1%)
93,988 Agree Realty Corporation 7,136,509
162,581 American Campus Communities, Inc. 7,457,590
211,072 Apple Hospitality REIT, Inc. 3,170,301
40,193 CoreSite Realty Corporation 4,720,668
251,561 Cousins Properties, Inc. 10,296,392
276,888 Physicians Realty Trust 5,357,783
69,810 Terreno Realty Corporation 3,997,321
Total 42,136,564
Utilities (3.4%)
96,063 New Jersey Resources Corporation 3,969,323
68,159 NorthWestern Corporation 5,246,198
159,425 PNM Resources, Inc. 8,645,618
63,929 Spire, Inc. 5,390,493
Total 23,251,632
Total Common Stock
(cost $534,467,379) 615,726,288
Shares
Registered Investment Companies
( 7.4% ) Value
Unaffiliated  (7.4%)
71,086 Consumer Discretionary Select
Sector SPDR Fund 8,908,497
110,171 Health Care Select Sector SPDR
Fund 10,922,353
43,564 iShares Russell 2000 Index Fund
b
6,993,329
84,893 iShares Russell 2000 Value Index
Fund 10,343,363

Small Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(7.4%) Value
Unaffiliated  (7.4%)- continued
128,592 Materials Select Sector SPDR Fund
b
$ 7,410,757
164,638 SPDR S&P Metals & Mining ETF 4,097,840
203,024 VanEck Vectors Oil Services ETF 2,212,962
Total 50,889,101
Total Registered Investment
Companies (cost $51,577,156) 50,889,101
Shares
Collateral Held for Securities Loaned
( 2.5% ) Value
16,808,450 Thrivent Cash Management Trust 16,808,450
Total Collateral Held for Securities
Loaned
(cost $16,808,450) 16,808,450
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
1,820,565 1.900% 18,205,649
Total Short-Term Investments (cost
$18,205,649) 18,205,649
Total Investments (cost
$621,058,634) 102.5% $701,629,488
Other Assets and Liabilities, Net
(2.5%) (16,870,395)
Total Net Assets 100.0% $684,759,093
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of
January 31, 2020:
Securities Lending Transactions
Common Stock $ 16,011,597
Total lending $16,011,597
Gross amount payable upon return of
collateral for securities loaned $16,808,450
Net amounts due to counterparty $796,853
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,355,199 4,355,199 – –
Consumer Discretionary 46,256,464 46,256,464 – –
Consumer Staples 44,573,686 44,573,686 – –
Energy 21,170,406 21,170,406 – –
Financials 135,438,317 135,438,317 – –
Health Care 57,316,483 57,316,483 – –
Industrials 122,775,078 122,775,078 – –
Information Technology 96,583,049 96,583,049 – –
Materials 21,869,410 21,869,410 – –
Real Estate 42,136,564 42,136,564 – –
Utilities 23,251,632 23,251,632 – –
Registered Investment Companies
Unaffiliated 50,889,101 50,889,101 – –
Subtotal Investments in Securities $666,615,389 $666,615,389 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 18,205,649
Collateral Held for Securities Loaned 16,808,450
Subtotal Other Investments $35,014,099
Total Investments at Value $701,629,488
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $19,332 $37,068 $38,194 $18,206 1,821 2.7%
Total Affiliated Short-Term Investments 19,332 18,206 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,914 104,817 109,923 16,808 16,808 2.5
Total Collateral Held for Securities Loaned 21,914 16,808 2.5
Total Value $41,246 $35,014
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $80
Total Income/Non Income Cash from Affiliated Investments $80
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $0

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on
such exchange or the official closing price of the national
market system.  Over-the-counter securities and listed
securities for which no price is readily available are valued at the current bid price considered best to represent the
value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved
by the Trust’s Board of Trustees (“Board”). The pricing
service, in determining values of fixed-income securities,
takes into consideration such factors as current quotations
by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors
it deems relevant in determining valuations. Securities
which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make
markets in the securities. Exchange-listed options and
futures contracts are valued at the primary exchange
settle price.  Exchange cleared swap agreements are valued
using the clearinghouse end of day price.  Swap agreements
not cleared on exchanges will be valued using the mid-price
from the primary approved pricing service.  Forward
foreign currency exchange contracts are marked-to-market
based upon foreign currency exchange rates provided by
the pricing service. Investments in open-ended mutual
funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to
maturity of any discount or premium. The Money Market
Fund and the Trust’s investment adviser, Thrivent Asset
Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”),
follow procedures designed to help maintain a constant net
asset value of $1.00 per share.
The Board has delegated responsibility for daily
valuation of the Funds' securities to the Funds' investment
Adviser. The Adviser has formed a Valuation Committee
(“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an
as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market
pricing, international fair valuation, and other securities
requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any
securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-
specific developments. If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine
the fair value of the Funds’ investments are summarized
in three broad levels.  Level 1 includes quoted prices in
active markets for identical securities, typically included
in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes
other significant observable inputs such as quoted prices
for similar securities, interest rates, prepayment speeds
and credit risk, typically included in this level are fixed
income securities, international securities, swaps and
forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value
per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close
prior to the close of the New York Stock Exchange using a
fair value pricing service.  The fair value pricing service
uses a multi-factor model that may take into account the
local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs,
New York registered shares, and ETFs), and futures, as
applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The
Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in
derivatives, a category that includes options, futures,
swaps, foreign currency forward contracts and hybrid
instruments. Derivatives are financial instruments whose
value is derived from another security, an index or a
currency. Each applicable Fund may use derivatives for
hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each applicable
Fund may also use derivatives for replication of a certain

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

asset class or speculation (investing for potential income
or capital gain). These contracts may be transacted on an
exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses
can also occur if the counterparty does not perform under
the derivative. A Fund’s risk of loss from the counterparty
credit risk on OTC derivatives is generally limited to the
aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally
cleared swaps, there is minimal counterparty credit risk
to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a
possible default. The clearinghouse stands between the
buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally
cleared swaps with respect to initial and variation margin
that is held in a broker’s customer accounts. While brokers
are required to segregate customer margin from their own
assets, in the event that a broker becomes insolvent or
goes into bankruptcy and at that time there is a shortfall
in the aggregate amount of margin held by the broker for
all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds.
Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate
some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately
track the value of the underlying asset. Another risk with
derivatives is that some types can amplify a gain or loss,
potentially earning or losing substantially more money than
the actual cost of the derivative.
 In order to define their contractual rights and to secure
rights that will help the Funds mitigate their counterparty
risk, the Funds may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or similar agreement with derivative
contract counterparties. An ISDA Master Agreement is a
bilateral agreement between a Fund and a counterparty that
governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting
terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with
the counterparty certain derivatives' payables and/or
receivables with collateral held and/or posted and create
one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy
or insolvency of the counterparty. Note, however, that
bankruptcy and insolvency laws of a particular jurisdiction
may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency
exchange contracts, options and swaps). For derivatives
traded under an ISDA Master Agreement, the collateral
requirements are typically calculated by netting the mark to market amount for each transaction under such agreement
and comparing that amount to the value of any collateral
currently pledged by the Fund and the counterparty. For
financial reporting purposes, non-cash collateral that has
been pledged to cover obligations of the Fund has been noted
in the Schedule of Investments. To the extent amounts due
to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss
from counterparty nonperformance. The Funds attempt to
mitigate counterparty risk by only entering into agreements
with counterparties that they believe have the financial
resources to honor their obligations and by monitoring the
financial stability of those counterparties.
Options
— All Funds, with the exception of the Money
Market Fund, may buy put and call options and write put
and covered call options. The Funds intend to use such
derivative instruments as hedges to facilitate buying or
selling securities or to provide protection against adverse
movements in security prices or interest rates. The Funds
may also enter into options contracts to protect against
adverse foreign exchange rate fluctuations. Option
contracts are valued daily and unrealized appreciation or
depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When
an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and
call options is adjusted by the amount of premium received
or paid.
Buying put options tends to decrease a Fund’s exposure
to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The
risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty
risk on exchange-traded options as the exchange guarantees
the contract against default. Writing put options tends to
increase a Fund’s exposure to the underlying security while
writing call options tends to decrease a Fund’s exposure to
the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold,
and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

option, exercises that option, and the counterparty doesn’t
buy from the Fund or sell to the Fund the underlying asset
as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk
on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts
recognized on the Statement of Assets and Liabilities.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage
the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can
offset changes in the yield of securities. When a futures
contract is opened, cash or other investments equal to
the required “initial margin deposit” are held on deposit
with and pledged to the broker. Additional securities held
by the Funds may be earmarked to cover open futures
contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the
broker, and is recorded as an unrealized gain or loss. When
the contract is closed, realized gain or loss is recorded
equal to the difference between the value of the contract
when opened and the value of the contract when closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement
of Assets and Liabilities. Exchange-traded futures have no
significant counterparty risk as the exchange guarantees
the contracts against default.
During the period ended January 31, 2020, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity
Income Plus used treasury futures to manage the duration
and yield curve exposure of the Fund versus the benchmark.
During the period ended January 31, 2020, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation and Opportunity Income Plus used equity futures
to manage exposure to the equities markets.
During the period ended January 31, 2020, Aggressive
Allocation,  Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive
Allocation and Moderately Conservative Allocation used
foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds, with the exception of the Money Market
Fund, may enter into foreign currency forward contracts.
Additionally, the Funds may enter into such contracts
to mitigate currency and counterparty exposure to other
foreign-currency-denominated investments. These
contracts are recorded at value and the realized- and
change in unrealized- foreign exchange gains and losses
are included in the Statement of Operations. In the
event that counterparties fail to settle these forward
contracts, the Funds could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Fund is exposed to counterparty risk equal
to the discounted net amount of payments to the Fund.
Swap Agreements
— All Funds, with the exception of the
Money Market Fund, may enter into swap transactions,
which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk
of default by the other party to the transaction, risk of
imperfect correlation and manager risk and may involve
commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets
or principal. Accordingly, the risk of loss with respect to
swap transactions is generally limited to the net amount
of payments that the Fund is contractually obligated to
make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled
to receive. Risks of loss may exceed amounts recognized on
the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies
pursuant to the agreements related to the transaction. The
contracts are valued daily and unrealized appreciation
or depreciation is recorded. Swap agreements are valued
at the clearinghouse end of day prices as furnished by an
independent pricing service. The pricing service takes into
account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems
relevant in determining valuations. Daily fluctuations in
the value of the centrally cleared credit default contracts
are recorded in variation margin in the Statement of Assets
and Liabilities and recorded as unrealized gain or loss.
The Fund accrues for the periodic payment and amortizes
upfront payments, if any, on swap agreements on a daily
basis with the net amount recorded as realized gains
or losses in the Statement of Operations. Receipts and
payments received or made as a result of a credit event or
termination of the contract are also recognized as realized
gains or losses in the Statement of Operations. Collateral,
in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection
with these agreements. Certain swap agreements are
over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

amount of payments owed to the Fund. This risk is partially
mitigated by the Fund’s collateral posting requirements. As
the swap increases in value to the Fund, the Fund receives
collateral from the counterparty.  Certain interest rate
and credit default index swaps must be cleared through a
clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit
risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays
periodic fees in return for payment by the seller which is
contingent upon an adverse credit event occurring in the
underlying issuer or reference entity. The seller collects
periodic fees from the buyer and profits if the credit of
the underlying issuer or reference entity remains stable
or improves while the swap is outstanding, but the seller
in a credit default swap contract would be required to pay
the amount of credit loss, determined as specified in the
agreement, to the buyer in the event of an adverse credit
event in the reference entity. A buyer of a credit default
swap is said to buy protection whereas a seller of a credit
default swap is said to sell protection. The Funds may be
either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing
corporate bonds and/or loans designed to increase or
decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk
positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money,
within any given CDX Index held, the maximum potential
amount of future payments required would be equal to the
pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their
overall credit exposure to the corporate bond and/or loan
markets in a cost-efficient and diversified structure.  If
a default event as specified in the CDS reference entity
agreement occurs, the Fund has the option to receive a cash
payment in exchange for the credit loss or the reference
entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or
principal, maturity extension or subordination to other
obligations.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a
particular reference asset.  A total return swap involves
commitments to pay interest in exchange for a market
linked return based on a notional amount.  To the extent
that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of
the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.  The
Funds may take a "long" or "short" position with respect to
the underlying referenced asset.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and
Liabilities.
   Additional information for the Funds’ policy regarding
valuation of investments and other significant accounting
policies can be obtained by referring to the Funds’ most
recent annual or semiannual shareholder report.